UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: March 31, 2008

Date of reporting period: December 31, 2007

Item 1.    Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.83%

BIOTECHNOLOGY—42.94%
Acorda Therapeutics Inc.(a)	230,524	$5,062,307
Affymetrix Inc.(a)	513,770	11,888,638
Alexion Pharmaceuticals Inc.(a)	320,872	24,075,026
Amgen Inc.(a)	2,816,272	130,787,672
Arena Pharmaceuticals Inc.(a)(b)	443,858	3,475,408
ARIAD Pharmaceuticals Inc.(a)	562,593	2,391,020
ArQule Inc.(a)	252,413	1,463,995
Barrier Therapeutics Inc.(a)	335,341	1,321,244
BioCryst Pharmaceuticals Inc.(a)(b)	304,748	1,883,343
Biogen Idec Inc.(a)	918,911	52,304,414
BioMimetic Therapeutics Inc.(a)	156,046	2,710,519
Celgene Corp.(a)(b)	1,382,679	63,893,597
Cell Genesys Inc.(a)	868,708	1,998,028
Crucell NV ADR(a)	112,355	1,858,352
CuraGen Corp.(a)(b)	452,374	416,184
Cytokinetics Inc.(a)	384,526	1,818,808
deCODE genetics Inc.(a)(b)	600,194	2,208,714
Encysive Pharmaceuticals Inc.(a)(b)	622,159	528,835
Enzon Pharmaceuticals Inc.(a)(b)	474,896	4,525,759
Exelixis Inc.(a)(b)	1,143,381	9,867,378
Genitope Corp.(a)(b)	388,599	287,563
Genomic Health Inc.(a)	244,971	5,546,143
GenVec Inc.(a)	591,956	870,175
Genzyme Corp.(a)	761,919	56,717,250
Geron Corp.(a)(b)	783,861	4,452,330
GTx Inc.(a)	300,770	4,316,050
Halozyme Therapeutics Inc.(a)	644,595	4,583,070
Harvard Bioscience Inc.(a)	226,795	1,038,721
Human Genome Sciences Inc.(a)(b)	598,374	6,247,025
Illumina Inc.(a)(b)	405,613	24,036,626
ImmunoGen Inc.(a)	272,472	1,130,759
Immunomedics Inc.(a)(b)	644,212	1,494,572
Incyte Corp.(a)	799,142	8,031,377
InterMune Inc.(a)(b)	493,371	6,576,635
Invitrogen Corp.(a)(b)	166,715	15,572,848
Keryx Biopharmaceuticals Inc.(a)(b)	414,257	3,479,759
Kosan Biosciences Inc.(a)	331,879	1,194,764
Lexicon Pharmaceuticals Inc.(a)	958,488	2,904,219
LifeCell Corp.(a)(b)	255,234	11,003,138
Maxygen Inc.(a)	294,394	2,363,984
Medivation Inc.(a)	234,092	3,370,925
Millennium Pharmaceuticals Inc.(a)	1,051,517	15,751,725
Momenta Pharmaceuticals Inc.(a)	316,001	2,256,247
Monogram Biosciences Inc.(a)	1,125,387	1,631,811
Myriad Genetics Inc.(a)	339,874	15,776,951
Nektar Therapeutics(a)	944,254	6,335,944
Neurochem Inc.(a)(b)	466,099	1,039,401
Novavax Inc.(a)(b)	527,576	1,756,828
Omrix Biopharmaceuticals Inc.(a)	139,389	4,842,374
Orchid Cellmark Inc.(a)	191,736	958,680

Orexigen Therapeutics Inc.(a)(b)	220,449	3,141,398
Panacos Pharmaceuticals Inc.(a)	477,341	377,099
PDL BioPharma Inc.(a)(b)	740,239	12,968,987
Qiagen NV(a)(b)	935,277	19,687,581
Regeneron Pharmaceuticals Inc.(a)	777,452	18,775,466
Sangamo BioSciences Inc.(a)(b)	323,271	4,231,617
Savient Pharmaceuticals Inc.(a)	416,941	9,577,135
Seattle Genetics Inc.(a)(b)	522,052	5,951,393
Sequenom Inc.(a)	378,360	3,613,338
StemCells Inc.(a)	658,917	988,376
SuperGen Inc.(a)	496,395	1,811,842
Telik Inc.(a)(b)	478,903	1,661,793
Tercica Inc.(a)(b)	433,643	2,940,100
Third Wave Technologies Inc.(a)	363,302	3,505,864
Vertex Pharmaceuticals Inc.(a)	1,042,444	24,215,974
XOMA Ltd.(a)	1,668,132	5,654,967

		659,150,065
COMMERCIAL SERVICES—0.30%
Albany Molecular Research Inc.(a)	319,283	4,591,290

		4,591,290
DISTRIBUTION & WHOLESALE—0.16%
Beijing Med-Pharm Corp.(a)(b)	221,439	2,431,400

		2,431,400
ENERGY - ALTERNATE SOURCES—0.17%
Verenium Corp.(a)(b)	523,458	2,612,055

		2,612,055
HEALTH CARE - PRODUCTS—2.90%
Caliper Life Sciences Inc.(a)	382,813	2,116,956
Cerus Corp.(a)	261,247	1,700,718
Columbia Laboratories Inc.(a)	421,161	956,035
EPIX Pharmaceuticals Inc.(a)	343,096	1,351,798
Gen-Probe Inc.(a)	303,221	19,081,698
Luminex Corp.(a)	304,787	4,949,741
TECHNE Corp.(a)	217,094	14,339,059

		44,496,005
PHARMACEUTICALS—53.36%
ACADIA Pharmaceuticals Inc.(a)	315,534	3,492,961
Adams Respiratory Therapeutics Inc.(a)	278,920	16,662,681
Adolor Corp.(a)	528,454	2,430,888
Akorn Inc.(a)	788,031	5,784,148
Alexza Pharmaceuticals Inc.(a)	260,870	2,110,438
Alkermes Inc.(a)	737,951	11,504,656
Allos Therapeutics Inc.(a)	536,131	3,372,264
Alnylam Pharmaceuticals Inc.(a)	334,453	9,725,893
Altus Pharmaceuticals Inc.(a)	253,652	1,313,917
Amylin Pharmaceuticals Inc.(a)(b)	515,842	19,086,154
Anadys Pharmaceuticals Inc.(a)	238,861	384,566
Angiotech Pharmaceuticals Inc.(a)	369,780	1,286,834
Antigenics Inc.(a)(b)	416,264	849,179
APP Pharmaceuticals Inc.(a)(b)	692,129	7,108,165
Array BioPharma Inc.(a)	266,361	2,242,760
Aspreva Pharmaceuticals Corp.(a)	323,845	8,419,970
AtheroGenics Inc.(a)(b)	512,485	194,744
Auxilium Pharmaceuticals Inc.(a)	323,942	9,715,021
AVI BioPharma Inc.(a)(b)	471,276	664,499
Axcan Pharma Inc.(a)	672,875	15,476,125
BioMarin Pharmaceutical Inc.(a)(b)	964,552	34,145,141
Cadence Pharmaceuticals Inc.(a)	239,780	3,563,131
Cardiome Pharma Corp.(a)	495,175	4,416,961

Cell Therapeutics Inc.(a)(b)	415,795	781,695
Cephalon Inc.(a)	256,240	18,387,782
CollaGenex Pharmaceuticals Inc.(a)	185,653	1,772,986
CombinatoRX Inc.(a)	290,970	1,291,907
Cubist Pharmaceuticals Inc.(a)(b)	541,424	11,104,606
CV Therapeutics Inc.(a)	658,737	5,961,570
Cypress Bioscience Inc.(a)	350,028	3,860,809
Dendreon Corp.(a)(b)	697,480	4,338,326
Depomed Inc.(a)(b)	352,939	1,150,581
Discovery Laboratories Inc.(a)	714,392	1,535,943
Draxis Health Inc.(a)	95,693	387,557
DURECT Corp.(a)(b)	568,581	3,655,976
Dyax Corp.(a)	566,736	2,074,254
Dynavax Technologies Corp.(a)	326,882	1,660,561
Emisphere Technologies Inc.(a)	225,567	615,798
Endo Pharmaceuticals Holdings Inc.(a)	544,342	14,517,601
Eurand NV(a)	393,242	6,213,224
Flamel Technologies SA SP ADR(a)(b)	217,385	2,169,502
Gilead Sciences Inc.(a)	2,657,821	122,286,344
Hi-Tech Pharmacal Co. Inc.(a)	99,026	961,542
Idenix Pharmaceuticals Inc.(a)(b)	432,549	1,167,882
ImClone Systems Inc.(a)	325,116	13,979,988
Indevus Pharmaceuticals Inc.(a)	540,562	3,756,906
Inspire Pharmaceuticals Inc.(a)	548,853	3,282,141
Introgen Therapeutics Inc.(a)(b)	282,304	827,151
Isis Pharmaceuticals Inc.(a)(b)	671,302	10,573,007
ISTA Pharmaceuticals Inc.(a)(b)	246,950	1,210,055
Labopharm Inc.(a)	76,775	81,382
Ligand Pharmaceuticals Inc. Class B	903,415	4,363,494
MannKind Corp.(a)(b)	954,898	7,600,988
Matrixx Initiatives Inc.(a)	78,739	1,095,260
Medarex Inc.(a)	1,455,208	15,163,267
Medicines Co. (The)(a)	310,330	5,945,923
MGI PHARMA INC.(a)	549,730	22,280,557
Nabi Biopharmaceuticals(a)	667,254	2,408,787
Nastech Pharmaceutical Co. Inc.(a)(b)	221,078	840,096
Neurocrine Biosciences Inc.(a)	172,421	782,791
NitroMed Inc.(a)(b)	435,186	439,538
Noven Pharmaceuticals Inc.(a)	172,760	2,397,909
NPS Pharmaceuticals Inc.(a)	350,440	1,342,185
Nuvelo Inc.(a)	411,757	753,515
Obagi Medical Products Inc.(a)	198,122	3,623,651
Onyx Pharmaceuticals Inc.(a)(b)	621,911	34,590,690
OSI Pharmaceuticals Inc.(a)	431,727	20,943,077
Osiris Therapeutics Inc.(a)(b)	255,226	3,067,817
Pain Therapeutics Inc.(a)(b)	296,707	3,145,094
Penwest Pharmaceuticals Co.(a)	176,078	1,030,056
Perrigo Co.	759,285	26,582,568
Pharmion Corp.(a)	342,879	21,553,374
POZEN Inc.(a)	252,803	3,033,636
Progenics Pharmaceuticals Inc.(a)	257,809	4,658,609
QLT Inc.(a)	536,290	2,370,402
Renovis Inc.(a)	262,006	793,878
Rigel Pharmaceuticals Inc.(a)	276,727	7,026,099
Salix Pharmaceuticals Ltd.(a)(b)	436,274	3,437,839
Santarus Inc.(a)	464,234	1,276,644
SciClone Pharmaceuticals Inc.(a)	371,465	765,218
Sciele Pharma Inc.(a)(b)	321,600	6,576,720
Sepracor Inc.(a)	433,894	11,389,718
Shire PLC ADR	489,556	33,754,886
Teva Pharmaceutical Industries Ltd. SP ADR	1,714,168	79,674,529
Theravance Inc.(a)	448,002	8,736,039
Trimeris Inc.(a)(b)	265,790	1,855,214
United Therapeutics Corp.(a)	201,184	19,645,618

Vanda Pharmaceuticals Inc.(a)	225,014	1,548,096
ViroPharma Inc.(a)(b)	561,211	4,456,015
VIVUS Inc.(a)	408,918	2,118,195
Warner Chilcott Ltd. Class A(a)	1,285,477	22,791,507
XenoPort Inc.(a)	211,188	11,801,185
Zymogenetics Inc.(a)(b)	666,818	7,781,766

		819,000,622

TOTAL COMMON STOCKS
(Cost: $1,948,080,068)		1,532,281,437

Security	Shares	Value

SHORT-TERM INVESTMENTS—11.64%

MONEY MARKET FUNDS—11.64%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(c)(d)	1,641,813	1,641,813
BGI Cash Premier Fund LLC
4.90%(c)(d)(e)	177,025,927	177,025,927

		178,667,740

TOTAL SHORT-TERM INVESTMENTS
(Cost: $178,667,740)		178,667,740

TOTAL INVESTMENTS IN SECURITIES—111.47%
(Cost: $2,126,747,808)		1,710,949,177
Other Assets, Less Liabilities—(11.47)%		(176,094,874)

NET ASSETS—100.00%		$1,534,854,303

ADR  -  American Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.84%

ADVERTISING—0.20%
Clear Channel Outdoor Holdings Inc. Class A(a)	10,022	$277,209
Getty Images Inc.(a)	12,487	362,123
Harte-Hanks Inc.	12,535	216,855
Interpublic Group of Companies Inc. (The)(a)(b)	120,334	975,909
Lamar Advertising Co.	21,253	1,021,632
Omnicom Group Inc.	84,707	4,026,124
R.H. Donnelley Corp.(a)	18,251	665,796

		7,545,648
AEROSPACE & DEFENSE—2.16%
Alliant Techsystems Inc.(a)	8,555	973,217
BE Aerospace Inc.(a)	23,720	1,254,788
Boeing Co. (The)	201,557	17,628,175
DRS Technologies Inc.	10,241	555,779
General Dynamics Corp.	103,492	9,209,753
Goodrich Corp.	32,190	2,272,936
L-3 Communications Holdings Inc.	31,923	3,381,923
Lockheed Martin Corp.	90,167	9,490,978
Northrop Grumman Corp.	88,254	6,940,295
Raytheon Co.	113,575	6,894,002
Rockwell Collins Inc.	42,720	3,074,558
Spirit AeroSystems Holdings Inc. Class A(a)	17,736	611,892
United Technologies Corp.	254,519	19,480,884

		81,769,180
AGRICULTURE—1.99%
Altria Group Inc.	538,065	40,666,953
Archer-Daniels-Midland Co.	166,901	7,749,213
Bunge Ltd.	30,839	3,589,968
Carolina Group	27,837	2,374,496
Monsanto Co.	139,129	15,539,318
Reynolds American Inc.	43,827	2,890,829
UST Inc.	40,786	2,235,073

		75,045,850
AIRLINES—0.19%
AMR Corp.(a)	61,462	862,312
Continental Airlines Inc. Class B(a)	25,312	563,192
Copa Holdings SA Class A	4,397	165,195
Delta Air Lines Inc.(a)	68,963	1,026,859
Northwest Airlines Corp.(a)	67,404	978,032
Southwest Airlines Co.	187,289	2,284,926
UAL Corp.(a)	29,568	1,054,395
US Airways Group Inc.(a)	20,464	301,025

		7,235,936
APPAREL—0.39%
Coach Inc.(a)	95,114	2,908,586

Crocs Inc.(a)	20,478	753,795
Guess? Inc.	14,183	537,394
Hanesbrands Inc.(a)	24,246	658,764
Jones Apparel Group Inc.	22,313	356,785
Liz Claiborne Inc.	26,272	534,635
Nike Inc. Class B	91,202	5,858,816
Phillips-Van Heusen Corp.	14,070	518,620
Polo Ralph Lauren Corp.	15,774	974,675
VF Corp.	22,754	1,562,290

		14,664,360
AUTO MANUFACTURERS—0.33%
Ford Motor Co.(a)	516,150	3,473,689
General Motors Corp.	123,419	3,071,899
Oshkosh Truck Corp.	19,125	903,847
PACCAR Inc.	95,475	5,201,478

		12,650,913
AUTO PARTS & EQUIPMENT—0.28%
Autoliv Inc.	20,424	1,076,549
BorgWarner Inc.	29,706	1,438,067
Goodyear Tire & Rubber Co. (The)(a)	53,570	1,511,745
Johnson Controls Inc.	151,297	5,452,744
TRW Automotive Holdings Corp.(a)	10,642	222,418
WABCO Holdings Inc.	15,209	761,819

		10,463,342
BANKS—4.91%
Associated Banc-Corp	32,963	892,968
BancorpSouth Inc.	20,657	487,712
Bank of America Corp.	1,135,323	46,843,427
Bank of Hawaii Corp.	12,435	635,926
Bank of New York Mellon Corp. (The)	289,772	14,129,283
BB&T Corp.	141,148	4,329,009
BOK Financial Corp.	5,595	289,261
City National Corp.	10,287	612,591
Colonial BancGroup Inc. (The)	39,901	540,260
Comerica Inc.	39,630	1,725,094
Commerce Bancorp Inc.	48,758	1,859,630
Commerce Bancshares Inc.	18,889	847,361
Cullen/Frost Bankers Inc.	15,567	788,624
Discover Financial Services LLC	121,877	1,837,905
East West Bancorp Inc.	16,026	388,310
Fifth Third Bancorp	140,560	3,532,273
First Citizens BancShares Inc. Class A	1,541	224,755
First Horizon National Corp.(b)	32,681	593,160
Fulton Financial Corp.	43,407	487,027
Huntington Bancshares Inc.	93,249	1,376,355
KeyCorp	101,603	2,382,590
M&T Bank Corp.	18,357	1,497,380
Marshall & Ilsley Corp.	66,510	1,761,185
National City Corp.	147,516	2,428,113
Northern Trust Corp.	56,204	4,304,102
PNC Financial Services Group Inc. (The)	88,969	5,840,815
Popular Inc.	70,400	746,240
Regions Financial Corp.	179,828	4,252,932
State Street Corp.	101,583	8,248,540
SunTrust Banks Inc.	91,248	5,702,088
Synovus Financial Corp.	70,282	1,692,391
TCF Financial Corp.	32,452	581,864
U.S. Bancorp	444,485	14,107,954
UnionBanCal Corp.	12,007	587,262
Valley National Bancorp	30,227	576,127

Wachovia Corp.	508,908	19,353,771
Webster Financial Corp.	13,442	429,741
Wells Fargo & Co.	869,326	26,244,952
Whitney Holding Corp.	17,004	444,655
Wilmington Trust Corp.	17,297	608,854
Zions Bancorporation	27,520	1,284,909

		185,497,396
BEVERAGES—2.30%
Anheuser-Busch Companies Inc.	194,375	10,173,587
Brown-Forman Corp. Class B	19,905	1,475,160
Coca-Cola Co. (The)	590,934	36,265,620
Coca-Cola Enterprises Inc.	79,417	2,067,225
Constellation Brands Inc. Class A(a)	49,189	1,162,828
Hansen Natural Corp.(a)	17,559	777,688
Molson Coors Brewing Co. Class B	28,042	1,447,528
Pepsi Bottling Group Inc.	36,025	1,421,546
PepsiAmericas Inc.	14,841	494,502
PepsiCo Inc.	416,725	31,629,427

		86,915,111
BIOTECHNOLOGY—1.07%
Abraxis BioScience Inc.(a)	1,618	111,270
Amgen Inc.(a)	277,800	12,901,032
Biogen Idec Inc.(a)	73,802	4,200,810
Celgene Corp.(a)	97,316	4,496,972
Charles River Laboratories International Inc.(a)	17,327	1,140,117
Genentech Inc.(a)	118,929	7,976,568
Genzyme Corp.(a)	67,489	5,023,881
Invitrogen Corp.(a)	12,049	1,125,497
Millennium Pharmaceuticals Inc.(a)	82,837	1,240,898
Millipore Corp.(a)	13,909	1,017,861
PDL BioPharma Inc.(a)	29,287	513,108
Vertex Pharmaceuticals Inc.(a)	33,709	783,060

		40,531,074
BUILDING MATERIALS—0.22%
Armstrong World Industries Inc.(a)	4,869	195,296
Eagle Materials Inc.	11,376	403,620
Lennox International Inc.	13,787	571,058
Martin Marietta Materials Inc.	10,908	1,446,401
Masco Corp.	96,906	2,094,139
Owens Corning(a)(b)	27,669	559,467
Trane Inc.	46,152	2,155,760
USG Corp.(a)(b)	20,776	743,573

		8,169,314
CHEMICALS—1.56%
Air Products and Chemicals Inc.	55,464	5,470,414
Airgas Inc.	20,276	1,056,582
Albemarle Corp.	20,630	850,987
Ashland Inc.	14,102	668,858
Cabot Corp.	17,142	571,514
Celanese Corp. Class A	32,358	1,369,391
Chemtura Corp.	60,578	472,508
Cytec Industries Inc.	10,947	674,116
Dow Chemical Co. (The)	243,536	9,600,189
E.I. du Pont de Nemours and Co.	235,997	10,405,108
Eastman Chemical Co.	21,525	1,314,962
Ecolab Inc.	44,978	2,303,323
FMC Corp.	19,721	1,075,781
Huntsman Corp.	22,683	582,953
International Flavors & Fragrances Inc.	20,535	988,350

Lubrizol Corp.	17,763	962,044
Mosaic Co. (The)(a)	39,467	3,723,317
PPG Industries Inc.	41,975	2,947,904
Praxair Inc.	81,644	7,242,639
Rohm & Haas Co.	35,126	1,864,137
RPM International Inc.	30,353	616,166
Sherwin-Williams Co. (The)	28,292	1,642,068
Sigma-Aldrich Corp.	33,504	1,829,318
Valspar Corp. (The)	25,733	580,022
Westlake Chemical Corp.	4,810	91,342

		58,903,993
COAL—0.28%
Arch Coal Inc.	36,555	1,642,416
CONSOL Energy Inc.	46,408	3,319,100
Foundation Coal Holdings Inc.	11,354	596,085
Massey Energy Co.	21,090	753,967
Patriot Coal Corp.(a)	6,705	279,867
Peabody Energy Corp.	67,610	4,167,480

		10,758,915
COMMERCIAL SERVICES—1.11%
Accenture Ltd.	151,762	5,467,985
Alliance Data Systems Corp.(a)	20,089	1,506,474
Apollo Group Inc. Class A(a)	37,094	2,602,144
Avis Budget Group Inc.(a)	25,591	332,683
Career Education Corp.(a)	24,666	620,103
ChoicePoint Inc.(a)	18,318	667,142
Convergys Corp.(a)	34,355	565,483
Corporate Executive Board Co. (The)	9,025	542,402
Corrections Corp. of America(a)	31,738	936,588
Equifax Inc.	34,066	1,238,640
Genpact Ltd.(a)	8,950	136,308
H&R Block Inc.	82,298	1,528,274
Hertz Global Holdings Inc.(a)	81,606	1,296,719
Hewitt Associates Inc. Class A(a)	24,535	939,445
Iron Mountain Inc.(a)	45,272	1,675,969
ITT Educational Services Inc.(a)	10,445	890,645
Manpower Inc.	21,619	1,230,121
McKesson Corp.	75,937	4,974,633
Monster Worldwide Inc.(a)	32,268	1,045,483
Moody’s Corp.	54,997	1,963,393
Pharmaceutical Product Development Inc.	26,644	1,075,618
Quanta Services Inc.(a)(b)	41,662	1,093,211
R.R. Donnelley & Sons Co.	56,051	2,115,365
Robert Half International Inc.	37,770	1,021,301
Service Corp. International	70,678	993,026
United Rentals Inc.(a)	21,740	399,146
Weight Watchers International Inc.	8,862	400,385
Western Union Co.	197,850	4,803,798

		42,062,484
COMPUTERS—4.54%
Affiliated Computer Services Inc. Class A(a)	23,767	1,071,892
Apple Inc.(a)	221,296	43,834,312
Brocade Communications Systems Inc.(a)	103,333	758,464
Cadence Design Systems Inc.(a)	71,095	1,209,326
Cognizant Technology Solutions Corp.(a)	73,407	2,491,434
Computer Sciences Corp.(a)	44,437	2,198,298
Dell Inc.(a)	580,708	14,233,153
Diebold Inc.	16,487	477,793
DST Systems Inc.(a)	13,886	1,146,289
Electronic Data Systems Corp.	130,169	2,698,403

EMC Corp.(a)	536,787	9,946,663
FactSet Research Systems Inc.	11,153	621,222
Hewlett-Packard Co.	684,714	34,564,363
International Business Machines Corp.	349,470	37,777,707
Lexmark International Inc. Class A(a)	24,429	851,595
NCR Corp.(a)	46,178	1,159,068
Network Appliance Inc.(a)	91,946	2,294,972
Riverbed Technology Inc.(a)	4,898	130,973
SanDisk Corp.(a)	58,316	1,934,342
Seagate Technology	139,390	3,554,445
Sun Microsystems Inc.(a)	227,972	4,133,132
Synopsys Inc.(a)	37,257	966,074
Teradata Corp.(a)	46,187	1,265,986
Unisys Corp.(a)	87,309	412,972
Western Digital Corp.(a)	56,759	1,714,689

		171,447,567
COSMETICS & PERSONAL CARE—2.00%
Alberto-Culver Co.	21,020	515,831
Avon Products Inc.	112,243	4,436,966
Bare Escentuals Inc.(a)(b)	9,738	236,146
Colgate-Palmolive Co.	130,974	10,210,733
Estee Lauder Companies Inc. (The) Class A	28,051	1,223,304
Procter & Gamble Co. (The)	805,607	59,147,666

		75,770,646
DISTRIBUTION & WHOLESALE—0.18%
Fastenal Co.	32,312	1,306,051
Genuine Parts Co.	43,323	2,005,855
Ingram Micro Inc. Class A(a)	36,472	657,955
Pool Corp.(b)	12,375	245,396
Tech Data Corp.(a)	13,840	522,045
W.W. Grainger Inc.	17,081	1,494,929
WESCO International Inc.(a)	11,444	453,640

		6,685,871
DIVERSIFIED FINANCIAL SERVICES—6.27%
Affiliated Managers Group Inc.(a)(b)	7,690	903,267
American Express Co.	265,011	13,785,872
AmeriCredit Corp.(a)(b)	29,590	378,456
Ameriprise Financial Inc.	60,292	3,322,692
Bear Stearns Companies Inc. (The)	30,344	2,677,858
BlackRock Inc.	16,327	3,539,694
Capital One Financial Corp.	100,407	4,745,235
Charles Schwab Corp. (The)	240,155	6,135,960
CIT Group Inc.	48,893	1,174,899
Citigroup Inc.	1,265,482	37,255,790
CME Group Inc.	14,009	9,610,174
Countrywide Financial Corp.	152,566	1,363,940
E*TRADE Financial Corp.(a)(b)	109,160	387,518
Eaton Vance Corp.	28,292	1,284,740
Federal Home Loan Mortgage Corp.	168,819	5,751,663
Federal National Mortgage Association	248,771	9,945,865
Federated Investors Inc. Class B	22,512	926,594
First Marblehead Corp. (The)(b)	15,345	234,778
Franklin Resources Inc.	42,461	4,858,812
GLG Partners Inc.(a)(b)	13,344	181,478
Goldman Sachs Group Inc. (The)	104,439	22,459,607
IndyMac Bancorp Inc.(b)	21,791	129,656
IntercontinentalExchange Inc.(a)	18,005	3,465,962
Invesco Ltd.	107,314	3,367,513
Investment Technology Group Inc.(a)	11,150	530,628
Janus Capital Group Inc.	44,539	1,463,106

Jefferies Group Inc.	32,502	749,171
JPMorgan Chase & Co.	873,952	38,148,005
Lazard Ltd. Class A	12,972	527,701
Legg Mason Inc.	33,749	2,468,739
Lehman Brothers Holdings Inc.	136,290	8,918,818
Merrill Lynch & Co. Inc.	225,200	12,088,736
MF Global Ltd.(a)	24,704	777,435
Morgan Stanley	269,429	14,309,374
NASDAQ Stock Market Inc. (The)(a)	28,947	1,432,587
NYMEX Holdings Inc.	23,507	3,140,770
NYSE Euronext Inc.	67,503	5,924,738
Raymond James Financial Inc.	24,411	797,263
SLM Corp.	105,089	2,116,492
Student Loan Corp. (The)	1,000	110,000
T. Rowe Price Group Inc.	68,010	4,140,449
TD Ameritrade Holding Corp.(a)	63,715	1,278,123

		236,810,158
ELECTRIC—3.48%
AES Corp. (The)(a)	170,310	3,642,931
Allegheny Energy Inc.	42,552	2,706,733
Alliant Energy Corp.	29,249	1,190,142
Ameren Corp.	53,011	2,873,726
American Electric Power Co. Inc.	101,797	4,739,668
CenterPoint Energy Inc.	82,131	1,406,904
CMS Energy Corp.	57,957	1,007,293
Consolidated Edison Inc.	69,050	3,373,093
Constellation Energy Group Inc.	46,099	4,726,530
Dominion Resources Inc.	149,195	7,079,303
DPL Inc.	29,330	869,635
DTE Energy Co.	41,922	1,842,891
Duke Energy Corp.	321,882	6,492,360
Dynegy Inc. Class A(a)	84,850	605,829
Edison International	83,186	4,439,637
Energy East Corp.	40,647	1,106,005
Entergy Corp.	50,453	6,030,143
Exelon Corp.	172,145	14,053,918
FirstEnergy Corp.	78,003	5,642,737
FPL Group Inc.	104,081	7,054,610
Great Plains Energy Inc.	21,611	633,635
Hawaiian Electric Industries Inc.	20,603	469,130
Integrys Energy Group Inc.	19,501	1,008,007
MDU Resources Group Inc.	46,588	1,286,295
Mirant Corp.(a)	65,557	2,555,412
Northeast Utilities	39,745	1,244,416
NRG Energy Inc.(a)	62,082	2,690,634
NSTAR	27,529	997,100
OGE Energy Corp.	23,729	861,125
Pepco Holdings Inc.	49,422	1,449,547
PG&E Corp.	89,903	3,873,920
Pinnacle West Capital Corp.	25,811	1,094,645
PPL Corp.	98,530	5,132,428
Progress Energy Inc.	65,872	3,190,181
Public Service Enterprise Group Inc.	64,838	6,369,685
Puget Energy Inc.	30,245	829,620
Reliant Energy Inc.(a)	87,814	2,304,239
SCANA Corp.	29,978	1,263,573
Sierra Pacific Resources Corp.	57,058	968,845
Southern Co. (The)	192,382	7,454,803
TECO Energy Inc.	54,127	931,526
Wisconsin Energy Corp.	29,971	1,459,887

Xcel Energy Inc.	105,031	2,370,550

131,323,291

ELECTRICAL COMPONENTS & EQUIPMENT—0.45%
AMETEK Inc.	27,366	1,281,823
Emerson Electric Co.	203,612	11,536,656
Energizer Holdings Inc.(a)	14,392	1,613,775
General Cable Corp.(a)(b)	13,499	989,207
Hubbell Inc. Class B	15,458	797,633
Molex Inc.	35,537	970,160

		17,189,254
ELECTRONICS—0.86%
Agilent Technologies Inc.(a)	97,871	3,595,781
Amphenol Corp. Class A	45,572	2,113,174
Applied Biosystems Group	43,206	1,465,548
Arrow Electronics Inc.(a)	31,805	1,249,300
Avnet Inc.(a)	38,139	1,333,721
AVX Corp.	12,611	169,240
Dolby Laboratories Inc. Class A(a)	9,872	490,836
Garmin Ltd.	29,468	2,858,396
Gentex Corp.	37,137	659,924
Jabil Circuit Inc.	47,499	725,310
Mettler-Toledo International Inc.(a)	9,706	1,104,543
National Instruments Corp.	14,414	480,419
PerkinElmer Inc.	31,036	807,557
Sanmina-SCI Corp.(a)	133,100	242,242
Thermo Fisher Scientific Inc.(a)	107,782	6,216,866
Thomas & Betts Corp.(a)	15,069	738,984
Trimble Navigation Ltd.(a)	30,603	925,435
Tyco Electronics Ltd.	126,975	4,714,582
Vishay Intertechnology Inc.(a)	46,428	529,743
Waters Corp.(a)	25,731	2,034,550

		32,456,151
ENERGY - ALTERNATE SOURCES—0.11%
Covanta Holding Corp.(a)	31,131	861,083
First Solar Inc.(a)	9,178	2,451,811
SunPower Corp. Class A(a)(b)	6,331	825,499

		4,138,393
ENGINEERING & CONSTRUCTION—0.43%
Fluor Corp.	22,528	3,282,780
Foster Wheeler Ltd.(a)	18,073	2,801,676
Jacobs Engineering Group Inc.(a)	30,605	2,926,144
KBR Inc.(a)	43,082	1,671,582
McDermott International Inc.(a)	56,970	3,362,939
Shaw Group Inc. (The)(a)	20,719	1,252,256
URS Corp.(a)	20,202	1,097,575

		16,394,952
ENTERTAINMENT—0.17%
DreamWorks Animation SKG Inc. Class A(a)	16,617	424,398
International Game Technology Inc.	82,959	3,644,389
International Speedway Corp. Class A	8,715	358,884
Penn National Gaming Inc.(a)	18,852	1,122,637
Regal Entertainment Group Class A	19,657	355,202
Scientific Games Corp. Class A(a)(b)	16,273	541,077
Warner Music Group Corp.	9,048	54,831

		6,501,418
ENVIRONMENTAL CONTROL—0.23%
Allied Waste Industries Inc.(a)	73,974	815,193
Nalco Holding Co.	37,165	898,650
Republic Services Inc.	42,548	1,333,880

Stericycle Inc.(a)	22,513	1,337,272
Waste Management Inc.	132,117	4,316,262

		8,701,257
FOOD—1.65%
Campbell Soup Co.	59,476	2,125,077
ConAgra Foods Inc.	127,157	3,025,065
Corn Products International Inc.	19,353	711,223
Dean Foods Co.	33,683	871,042
Del Monte Foods Co.	50,738	479,981
General Mills Inc.	82,507	4,702,899
H.J. Heinz Co.	83,248	3,886,017
Hershey Co. (The)	42,914	1,690,812
Hormel Foods Corp.	19,200	777,216
J.M. Smucker Co. (The)	14,697	756,014
Kellogg Co.	60,286	3,160,795
Kraft Foods Inc.	410,139	13,382,836
Kroger Co. (The)	175,889	4,697,995
McCormick & Co. Inc. NVS	33,539	1,271,463
Safeway Inc.	113,224	3,873,393
Sara Lee Corp.	187,711	3,014,639
Smithfield Foods Inc.(a)	28,303	818,523
SUPERVALU Inc.	53,499	2,007,282
Sysco Corp.	158,402	4,943,726
Tyson Foods Inc. Class A	67,965	1,041,903
Whole Foods Market Inc.	36,029	1,469,983
Wm. Wrigley Jr. Co.	61,398	3,594,853

		62,302,737
FOREST PRODUCTS & PAPER—0.39%
Domtar Corp.(a)	110,520	849,899
International Paper Co.	111,599	3,613,576
Louisiana-Pacific Corp.	26,223	358,731
MeadWestvaco Corp.	47,198	1,477,297
Plum Creek Timber Co. Inc.	45,041	2,073,688
Rayonier Inc.	20,024	945,934
Smurfit-Stone Container Corp.(a)	66,422	701,416
Temple-Inland Inc.	25,785	537,617
Weyerhaeuser Co.	55,305	4,078,191

		14,636,349
GAS—0.27%
AGL Resources Inc.	20,233	761,570
Atmos Energy Corp.	22,336	626,301
Energen Corp.	18,483	1,187,163
NiSource Inc.	70,149	1,325,115
Sempra Energy	67,584	4,182,098
Southern Union Co.	27,832	817,148
UGI Corp.	27,598	752,046
Vectren Corp.	19,188	556,644

		10,208,085
HAND & MACHINE TOOLS—0.12%
Black & Decker Corp. (The)	15,830	1,102,560
Kennametal Inc.	20,099	760,948
Lincoln Electric Holdings Inc.	11,111	790,881
Snap-On Inc.	15,064	726,687
Stanley Works (The)	21,421	1,038,490

		4,419,566
HEALTH CARE - PRODUCTS—3.25%
Advanced Medical Optics Inc.(a)	15,060	369,422
Baxter International Inc.	166,868	9,686,687

Beckman Coulter Inc.	15,904	1,157,811
Becton, Dickinson and Co.	62,807	5,249,409
Boston Scientific Corp.(a)	340,497	3,959,980
C.R. Bard Inc.	26,591	2,520,827
Cooper Companies Inc. (The)	11,210	425,980
Covidien Ltd.	126,637	5,608,753
DENTSPLY International Inc.	38,782	1,745,966
Edwards Lifesciences Corp.(a)	14,958	687,918
Gen-Probe Inc.(a)	13,569	853,897
Henry Schein Inc.(a)	22,739	1,396,175
Hillenbrand Industries Inc.	15,916	886,999
IDEXX Laboratories Inc.(a)	15,924	933,624
Intuitive Surgical Inc.(a)	9,611	3,118,770
Johnson & Johnson	741,052	49,428,168
Kinetic Concepts Inc.(a)(b)	13,803	739,289
Medtronic Inc.	294,076	14,783,201
Patterson Companies Inc.(a)	35,631	1,209,672
ResMed Inc.(a)	20,150	1,058,480
Respironics Inc.(a)	19,024	1,245,692
St. Jude Medical Inc.(a)	86,781	3,526,780
Stryker Corp.	77,700	5,805,744
TECHNE Corp.(a)	10,269	678,267
Varian Medical Systems Inc.(a)	32,593	1,700,051
Zimmer Holdings Inc.(a)	60,550	4,005,383

		122,782,945
HEALTH CARE - SERVICES—1.60%
Aetna Inc.	131,083	7,567,422
Brookdale Senior Living Inc.	9,458	268,702
Community Health Systems Inc.(a)	24,814	914,644
Covance Inc.(a)	16,292	1,411,213
Coventry Health Care Inc.(a)	40,127	2,377,525
DaVita Inc.(a)	26,843	1,512,603
Health Management Associates Inc. Class A	60,827	363,745
Health Net Inc.(a)	28,728	1,387,562
Humana Inc.(a)	43,075	3,243,978
Laboratory Corp. of America Holdings(a)	30,238	2,283,876
LifePoint Hospitals Inc.(a)	14,474	430,457
Lincare Holdings Inc.(a)	21,744	764,519
Pediatrix Medical Group Inc.(a)	12,587	857,804
Quest Diagnostics Inc.	40,162	2,124,570
Sierra Health Services Inc.(a)	13,950	585,342
Tenet Healthcare Corp.(a)	118,827	603,641
UnitedHealth Group Inc.	342,996	19,962,367
Universal Health Services Inc. Class B	11,482	587,878
WellCare Health Plans Inc.(a)	10,388	440,555
WellPoint Inc.(a)	146,073	12,814,984

		60,503,387
HOLDING COMPANIES - DIVERSIFIED—0.05%
Leucadia National Corp.	41,717	1,964,871

		1,964,871
HOME BUILDERS—0.15%
Centex Corp.	30,556	771,845
D.R. Horton Inc.	80,988	1,066,612
KB Home	19,303	416,945
Lennar Corp. Class A	34,441	616,149
M.D.C. Holdings Inc.	8,751	324,925
NVR Inc.(a)(b)	1,068	559,632
Pulte Homes Inc.	53,147	560,169
Ryland Group Inc.	10,547	290,570
Thor Industries Inc.	8,661	329,205

Toll Brothers Inc.(a)	31,784	637,587

		5,573,639
HOME FURNISHINGS—0.07%
Harman International Industries Inc.	15,541	1,145,527
Whirlpool Corp.	20,100	1,640,763

		2,786,290
HOUSEHOLD PRODUCTS & WARES—0.42%
Avery Dennison Corp.	27,225	1,446,737
Church & Dwight Co. Inc.	16,981	918,163
Clorox Co. (The)	35,330	2,302,456
Fortune Brands Inc.	38,995	2,821,678
Jarden Corp.(a)	17,391	410,602
Kimberly-Clark Corp.	108,756	7,541,141
Scotts Miracle-Gro Co. (The) Class A	10,985	411,059

		15,851,836
HOUSEWARES—0.06%
Newell Rubbermaid Inc.	70,977	1,836,885
Toro Co. (The)	10,145	552,294

		2,389,179
INSURANCE—4.33%
ACE Ltd.	84,140	5,198,169
Aflac Inc.	125,073	7,833,322
Alleghany Corp.(a)	1,283	515,766
Allied World Assurance Holdings Ltd.	15,652	785,261
Allstate Corp. (The)	145,951	7,623,021
Ambac Financial Group Inc.(b)	25,962	669,041
American Financial Group Inc.	20,669	596,921
American International Group Inc.	573,446	33,431,902
American National Insurance Co.	3,924	475,746
Aon Corp.	74,938	3,573,793
Arch Capital Group Ltd.(a)	12,036	846,733
Arthur J. Gallagher & Co.	23,857	577,101
Assurant Inc.	30,889	2,066,474
Axis Capital Holdings Ltd.	39,309	1,531,872
Brown & Brown Inc.	28,126	660,961
Chubb Corp.	102,821	5,611,970
CIGNA Corp.	73,755	3,962,856
Cincinnati Financial Corp.	43,719	1,728,649
CNA Financial Corp.	7,506	253,102
Conseco Inc.(a)	47,359	594,829
Endurance Specialty Holdings Ltd.	14,772	616,436
Erie Indemnity Co. Class A	11,669	605,504
Everest Re Group Ltd.	16,112	1,617,645
Fidelity National Financial Inc.	57,389	838,453
First American Corp.	23,808	812,329
Genworth Financial Inc. Class A	111,108	2,827,699
Hanover Insurance Group Inc. (The)	12,979	594,438
Hartford Financial Services Group Inc. (The)	80,854	7,049,660
HCC Insurance Holdings Inc.	29,000	831,720
Lincoln National Corp.	69,277	4,033,307
Loews Corp.	111,566	5,616,232
Markel Corp.(a)	2,582	1,268,020
Marsh & McLennan Companies Inc.	132,721	3,513,125
MBIA Inc.(b)	33,263	619,690
Mercury General Corp.	6,670	332,233
MetLife Inc.	120,532	7,427,182
MGIC Investment Corp.(b)	20,857	467,823
Nationwide Financial Services Inc. Class A	13,346	600,703
Old Republic International Corp.	59,767	921,009

OneBeacon Insurance Group Ltd.	7,146	153,639
PartnerRe Ltd.	14,572	1,202,627
Philadelphia Consolidated Holding Corp.(a)	14,329	563,846
PMI Group Inc. (The)	20,058	266,370
Principal Financial Group Inc.	68,438	4,711,272
Progressive Corp. (The)	178,388	3,417,914
Protective Life Corp.	17,629	723,142
Prudential Financial Inc.	118,400	11,015,936
Radian Group Inc.(b)	20,129	235,107
Reinsurance Group of America Inc.	7,398	388,247
RenaissanceRe Holdings Ltd.	18,576	1,119,018
Safeco Corp.	23,975	1,334,928
StanCorp Financial Group Inc.	12,460	627,735
Torchmark Corp.	24,406	1,477,295
Transatlantic Holdings Inc.	6,727	488,851
Travelers Companies Inc. (The)	169,695	9,129,591
Unitrin Inc.	11,451	549,533
Unum Group	92,104	2,191,154
W.R. Berkley Corp.	40,906	1,219,408
Wesco Financial Corp.	391	159,137
White Mountains Insurance Group Ltd.	2,399	1,233,206
XL Capital Ltd. Class A	47,386	2,383,990

		163,722,643
INTERNET—2.14%
Akamai Technologies Inc.(a)(b)	42,228	1,461,089
Amazon.com Inc.(a)	77,957	7,221,936
eBay Inc.(a)	292,039	9,692,774
Expedia Inc.(a)	48,762	1,541,854
F5 Networks Inc.(a)	21,058	600,574
Google Inc. Class A(a)	58,664	40,564,983
HLTH Corp.(a)	45,979	616,119
IAC/InterActiveCorp(a)	44,725	1,203,997
Liberty Media Corp. - Liberty Interactive Group Series A(a)	155,058	2,958,507
McAfee Inc.(a)	40,744	1,527,900
NutriSystem Inc.(a)(b)	8,618	232,514
Symantec Corp.(a)	230,431	3,719,156
VeriSign Inc.(a)(b)	56,755	2,134,556
WebMD Health Corp. Class A(a)(b)	1,905	78,238
Yahoo! Inc.(a)	309,777	7,205,413

		80,759,610
INVESTMENT COMPANIES—0.06%
Allied Capital Corp.(b)	39,121	841,102
American Capital Strategies Ltd.	48,070	1,584,387

		2,425,489
IRON & STEEL—0.42%
AK Steel Holding Corp.(a)	28,515	1,318,534
Allegheny Technologies Inc.	26,176	2,261,606
Carpenter Technology Corp.	12,711	955,486
Cleveland-Cliffs Inc.	10,388	1,047,110
Nucor Corp.	77,166	4,569,771
Reliance Steel & Aluminum Co.	16,978	920,208
Steel Dynamics Inc.	22,423	1,335,738
United States Steel Corp.	30,290	3,662,364

		16,070,817
LEISURE TIME—0.26%
Brunswick Corp.	22,695	386,950
Carnival Corp.	112,218	4,992,579
Harley-Davidson Inc.	61,524	2,873,786

Royal Caribbean Cruises Ltd.	34,106	1,447,459

		9,700,774
LODGING—0.50%
Boyd Gaming Corp.	14,133	481,511
Choice Hotels International Inc.	9,389	311,715
Harrah’s Entertainment Inc.	47,734	4,236,393
Las Vegas Sands Corp.(a)	26,667	2,748,034
Marriott International Inc. Class A	83,907	2,867,941
MGM MIRAGE(a)	30,300	2,545,806
Orient-Express Hotels Ltd.	11,041	635,078
Starwood Hotels & Resorts Worldwide Inc.	51,287	2,258,167
Wyndham Worldwide Corp.	46,571	1,097,213
Wynn Resorts Ltd.	14,019	1,571,950

		18,753,808
MACHINERY—1.04%
AGCO Corp.(a)	23,469	1,595,423
Caterpillar Inc.	163,710	11,878,798
Cummins Inc.	26,582	3,385,749
Deere & Co.	116,061	10,807,600
Flowserve Corp.	14,633	1,407,695
Gardner Denver Inc.(a)	13,277	438,141
Graco Inc.	16,052	598,098
IDEX Corp.	20,410	737,413
Joy Global Inc.	27,778	1,828,348
Manitowoc Co. Inc. (The)	31,916	1,558,458
Rockwell Automation Inc.	38,275	2,639,444
Terex Corp.(a)	26,206	1,718,327
Zebra Technologies Corp. Class A(a)	17,989	624,218

		39,217,712
MANUFACTURING—4.71%
Brink’s Co. (The)	10,983	656,124
Carlisle Companies Inc.	16,193	599,627
Cooper Industries Ltd.	47,014	2,486,100
Crane Co.	12,828	550,321
Danaher Corp.	62,965	5,524,549
Donaldson Co. Inc.	20,545	952,877
Dover Corp.	52,401	2,415,162
Eastman Kodak Co.	73,127	1,599,287
Eaton Corp.	37,419	3,627,772
General Electric Co.	2,632,060	97,570,464
Harsco Corp.	21,585	1,382,951
Honeywell International Inc.	199,641	12,291,896
Illinois Tool Works Inc.	126,822	6,790,050
Ingersoll-Rand Co. Ltd. Class A	69,591	3,233,894
ITT Industries Inc.	46,420	3,065,577
Leggett & Platt Inc.	45,745	797,793
Pall Corp.	31,523	1,271,007
Parker Hannifin Corp.	44,306	3,336,685
Pentair Inc.	25,761	896,740
Roper Industries Inc.	22,573	1,411,715
SPX Corp.	13,482	1,386,624
Teleflex Inc.	9,867	621,720
Textron Inc.	63,755	4,545,732
3M Co.	184,390	15,547,765
Trinity Industries Inc.	20,141	559,114
Tyco International Ltd.	127,007	5,035,828

		178,157,374
MEDIA—2.81%
Cablevision Systems Corp.(a)	56,142	1,375,479

CBS Corp. Class B	153,322	4,178,025
Central European Media Enterprises Ltd.(a)	8,781	1,018,420
Clear Channel Communications Inc.	126,930	4,381,624
Comcast Corp. Class A(a)	755,002	13,786,337
CTC Media Inc.(a)	13,069	394,684
DIRECTV Group Inc. (The)(a)	182,057	4,209,158
Discovery Holding Co. Class A(a)	71,269	1,791,703
E.W. Scripps Co. Class A	23,212	1,044,772
EchoStar Communications Corp.(a)	53,490	2,017,643
Gannett Co. Inc.	60,130	2,345,070
Hearst-Argyle Television Inc.	6,241	137,989
Idearc Inc.	37,769	663,224
John Wiley & Sons Inc. Class A	12,712	544,582
Liberty Global Inc. Class A(a)	98,313	3,852,886
Liberty Media Corp. - Liberty Capital Group Series A(a)	33,059	3,851,043
McClatchy Co. (The) Class A(b)	11,350	142,102
McGraw-Hill Companies Inc. (The)	87,829	3,847,788
Meredith Corp.	12,096	665,038
New York Times Co. (The) Class A	35,927	629,800
News Corp. Class A	582,445	11,934,298
Sirius Satellite Radio Inc.(a)(b)	374,390	1,134,402
Time Warner Cable Inc. Class A(a)	39,803	1,098,563
Time Warner Inc.	964,361	15,921,600
Viacom Inc. Class B(a)	155,711	6,838,827
Walt Disney Co. (The)	506,650	16,354,662
Washington Post Co. (The) Class B	1,520	1,202,974
XM Satellite Radio Holdings Inc. Class A(a)	73,427	898,746

		106,261,439
METAL FABRICATE & HARDWARE—0.17%
Commercial Metals Co.	30,839	908,209
Precision Castparts Corp.	35,261	4,890,701
Timken Co. (The)	24,625	808,931

		6,607,841
MINING—0.74%
Alcoa Inc.	222,447	8,130,438
Freeport-McMoRan Copper & Gold Inc.	97,436	9,981,344
Newmont Mining Corp.	108,977	5,321,347
Southern Copper Corp.(b)	18,880	1,984,854
Titanium Metals Corp.(b)	17,118	452,771
Vulcan Materials Co.	26,661	2,108,618

		27,979,372
OFFICE & BUSINESS EQUIPMENT—0.16%
Pitney Bowes Inc.	56,395	2,145,266
Xerox Corp.	240,013	3,885,810

		6,031,076
OFFICE FURNISHINGS—0.02%
HNI Corp.	12,057	422,718
Steelcase Inc. Class A	20,667	327,985

		750,703
OIL & GAS—9.75%
Anadarko Petroleum Corp.	118,597	7,790,637
Apache Corp.	84,601	9,097,992
Cabot Oil & Gas Corp.	25,031	1,010,501
Cheniere Energy Inc.(a)	10,944	357,212
Chesapeake Energy Corp.	117,839	4,619,289
Chevron Corp.	549,859	51,318,340
Cimarex Energy Co.	21,555	916,734

CNX Gas Corp.(a)	6,977	222,915
ConocoPhillips	418,151	36,922,733
Continental Resources Inc.(a)	7,438	194,355
Denbury Resources Inc.(a)	61,994	1,844,322
Devon Energy Corp.	113,968	10,132,895
Diamond Offshore Drilling Inc.	17,441	2,476,622
ENSCO International Inc.	37,975	2,264,070
EOG Resources Inc.	62,493	5,577,500
Exxon Mobil Corp.	1,441,174	135,023,592
Forest Oil Corp.(a)	20,313	1,032,713
Frontier Oil Corp.	28,306	1,148,657
Helmerich & Payne Inc.	26,679	1,069,028
Hess Corp.	70,976	7,158,639
Holly Corp.	11,350	577,602
Marathon Oil Corp.	183,893	11,191,728
Murphy Oil Corp.	48,020	4,074,017
Nabors Industries Ltd.(a)	71,598	1,961,069
Newfield Exploration Co.(a)	33,192	1,749,218
Noble Corp.	68,373	3,863,758
Noble Energy Inc.	43,647	3,470,809
Occidental Petroleum Corp.	213,170	16,411,958
Patterson-UTI Energy Inc.	40,635	793,195
Pioneer Natural Resources Co.	31,568	1,541,781
Plains Exploration & Production Co.(a)	28,470	1,537,380
Pride International Inc.(a)	42,419	1,438,004
Quicksilver Resources Inc.(a)	12,647	753,635
Range Resources Corp.	37,784	1,940,586
Rowan Companies Inc.	28,447	1,122,519
SandRidge Energy Inc.(a)	7,144	256,184
Southwestern Energy Co.(a)	43,272	2,411,116
St. Mary Land & Exploration Co.	15,792	609,729
Sunoco Inc.	31,223	2,261,794
Tesoro Corp.	34,865	1,663,061
Transocean Inc.	79,395	11,365,394
Unit Corp.(a)	11,628	537,795
Valero Energy Corp.	140,297	9,824,999
W&T Offshore Inc.	6,974	208,941
Western Refining Inc.	6,817	165,040
XTO Energy Inc.	123,525	6,344,244

		368,254,302
OIL & GAS SERVICES—2.00%
Baker Hughes Inc.	81,956	6,646,632
BJ Services Co.	74,657	1,811,179
Cameron International Corp.(a)	56,526	2,720,596
Dresser-Rand Group Inc.(a)	22,190	866,520
FMC Technologies Inc.(a)	33,064	1,874,729
Global Industries Ltd.(a)	23,085	494,481
Grant Prideco Inc.(a)	32,480	1,802,965
Halliburton Co.	233,598	8,855,700
Helix Energy Solutions Group Inc.(a)	23,508	975,582
National Oilwell Varco Inc.(a)	91,033	6,687,284
Oceaneering International Inc.(a)	14,033	945,123
Schlumberger Ltd.	301,593	29,667,703
SEACOR Holdings Inc.(a)	6,301	584,355
Smith International Inc.	51,131	3,776,024
Superior Energy Services Inc.(a)	20,944	720,892
Tetra Technologies Inc.(a)	18,214	283,592
Tidewater Inc.	14,197	778,847
Weatherford International Ltd.(a)	86,395	5,926,697

		75,418,901

PACKAGING & CONTAINERS—0.22%
Ball Corp.	26,137	1,176,165
Bemis Co. Inc.	27,221	745,311
Crown Holdings Inc.(a)	42,129	1,080,609
Owens-Illinois Inc.(a)	39,485	1,954,508
Packaging Corp. of America	23,265	656,073
Pactiv Corp.(a)	33,792	899,881
Sealed Air Corp.	41,639	963,526
Sonoco Products Co.	25,920	847,066

		8,323,139
PHARMACEUTICALS—5.28%
Abbott Laboratories	394,209	22,134,835
Allergan Inc.	77,874	5,002,626
AmerisourceBergen Corp.	42,470	1,905,629
Amylin Pharmaceuticals Inc.(a)	33,545	1,241,165
APP Pharmaceuticals Inc.(a)	6,462	66,365
Barr Pharmaceuticals Inc.(a)	28,051	1,489,508
Bristol-Myers Squibb Co.	503,671	13,357,355
Cardinal Health Inc.	93,228	5,383,917
Cephalon Inc.(a)	17,012	1,220,781
Eli Lilly and Co.	254,326	13,578,465
Endo Pharmaceuticals Holdings Inc.(a)	34,554	921,555
Express Scripts Inc.(a)	56,168	4,100,264
Forest Laboratories Inc.(a)	81,676	2,977,090
Gilead Sciences Inc.(a)	238,750	10,984,888
Herbalife Ltd.	12,087	486,864
Hospira Inc.(a)	39,973	1,704,449
ImClone Systems Inc.(a)	15,041	646,763
King Pharmaceuticals Inc.(a)	61,218	626,872
Medco Health Solutions Inc.(a)	71,743	7,274,740
Merck & Co. Inc.	554,478	32,220,717
Mylan Inc.	77,698	1,092,434
NBTY Inc.(a)	13,914	381,244
Omnicare Inc.	31,275	713,383
Pfizer Inc.	1,795,484	40,811,351
Schering-Plough Corp.	413,930	11,027,095
Sepracor Inc.(a)	27,625	725,156
VCA Antech Inc.(a)	21,696	959,614
Warner Chilcott Ltd. Class A(a)	22,773	403,765
Watson Pharmaceuticals Inc.(a)	26,616	722,358
Wyeth	343,938	15,198,620

		199,359,868
PIPELINES—0.50%
El Paso Corp.	178,845	3,083,288
Equitable Resources Inc.	31,036	1,653,598
National Fuel Gas Co.	21,508	1,003,993
ONEOK Inc.	26,345	1,179,466
Questar Corp.	44,238	2,393,276
Spectra Energy Corp.	161,826	4,178,347
Williams Companies Inc. (The)	153,318	5,485,718

		18,977,686
REAL ESTATE—0.09%
CB Richard Ellis Group Inc. Class A(a)(b)	50,017	1,077,866
Forest City Enterprises Inc. Class A	18,583	825,829
Forestar Real Estate Group Inc.	8,595	202,756
Jones Lang LaSalle Inc.	9,258	658,799
St. Joe Co. (The)(b)	18,695	663,859

		3,429,109
REAL ESTATE INVESTMENT TRUSTS—1.42%
AMB Property Corp.	25,429	1,463,693

Annaly Capital Management Inc.	102,200	1,857,996
Apartment Investment and Management Co. Class A	25,094	871,515
AvalonBay Communities Inc.	20,463	1,926,387
Boston Properties Inc.	26,233	2,408,452
Brandywine Realty Trust	21,852	391,806
BRE Properties Inc. Class A	12,733	516,068
Camden Property Trust	14,739	709,683
CapitalSource Inc.	36,224	637,180
CBL & Associates Properties Inc.	16,450	393,320
Colonial Properties Trust	11,646	263,549
Developers Diversified Realty Corp.	32,037	1,226,697
Douglas Emmett Inc.	25,957	586,888
Duke Realty Corp.	37,011	965,247
Equity Residential	69,339	2,528,793
Essex Property Trust Inc.	6,341	618,184
Federal Realty Investment Trust	14,423	1,184,849
General Growth Properties Inc.	55,406	2,281,619
HCP Inc.	52,548	1,827,619
Health Care REIT Inc.	20,470	914,804
Hospitality Properties Trust	24,274	782,108
Host Hotels & Resorts Inc.	131,609	2,242,617
HRPT Properties Trust	57,272	442,713
iStar Financial Inc.	33,002	859,702
Kilroy Realty Corp.	8,237	452,706
Kimco Realty Corp.	55,179	2,008,516
Liberty Property Trust	23,062	664,416
Macerich Co. (The)	18,278	1,298,835
Mack-Cali Realty Corp.	17,099	581,366
ProLogis	65,591	4,157,158
Public Storage	31,994	2,348,680
Regency Centers Corp.	17,785	1,146,955
Simon Property Group Inc.	56,444	4,902,726
SL Green Realty Corp.	15,151	1,416,012
Taubman Centers Inc.	13,890	683,249
Thornburg Mortgage Inc.(b)	33,465	309,217
UDR Inc.	35,256	699,832
Ventas Inc.	34,050	1,540,763
Vornado Realty Trust	34,260	3,013,167
Weingarten Realty Investors	19,972	627,920

		53,753,007
RETAIL—4.84%
Abercrombie & Fitch Co. Class A	22,362	1,788,289
Advance Auto Parts Inc.	26,119	992,261
American Eagle Outfitters Inc.	47,824	993,305
AnnTaylor Stores Corp.(a)	16,584	423,887
AutoNation Inc.(a)	35,328	553,236
AutoZone Inc.(a)	10,325	1,238,071
Barnes & Noble Inc.	12,950	446,128
Bed Bath & Beyond Inc.(a)	71,188	2,092,215
Best Buy Co. Inc.	88,206	4,644,046
Big Lots Inc.(a)(b)	27,198	434,896
BJ’s Wholesale Club Inc.(a)	16,377	554,034
Brinker International Inc.	26,768	523,582
Burger King Holdings Inc.	15,966	455,191
CarMax Inc.(a)(b)	55,537	1,096,856
Cheesecake Factory Inc. (The)(a)(b)	18,065	428,321
Chico’s FAS Inc.(a)	44,222	399,325
Circuit City Stores Inc.	42,840	179,928
Coldwater Creek Inc.(a)	15,472	103,508
Copart Inc.(a)	17,755	755,475
Costco Wholesale Corp.	114,180	7,965,197

CVS Caremark Corp.	377,445	15,003,439
Darden Restaurants Inc.	36,105	1,000,470
Dick’s Sporting Goods Inc.(a)	20,298	563,472
Dillard’s Inc. Class A	15,353	288,329
Dollar Tree Stores Inc.(a)	24,497	634,962
Family Dollar Stores Inc.	36,381	699,607
Foot Locker Inc.	38,976	532,412
GameStop Corp. Class A(a)	40,117	2,491,667
Gap Inc. (The)	146,138	3,109,817
Home Depot Inc.	432,017	11,638,538
J.C. Penney Co. Inc.	57,562	2,532,152
Kohl’s Corp.(a)	82,084	3,759,447
Limited Brands Inc.	81,016	1,533,633
Lowe’s Companies Inc.	384,694	8,701,778
Macy’s Inc.	111,566	2,886,212
McDonald’s Corp.	305,599	18,002,837
MSC Industrial Direct Co. Inc. Class A	11,548	467,348
Nordstrom Inc.	62,776	2,305,762
Office Depot Inc.(a)	70,215	976,691
OfficeMax Inc.	18,922	390,929
O’Reilly Automotive Inc.(a)	29,452	955,128
Panera Bread Co. Class A(a)(b)	7,167	256,722
Penske Automotive Group Inc.	14,069	245,645
PetSmart Inc.	35,153	827,150
RadioShack Corp.	35,392	596,709
Rite Aid Corp.(a)(b)	172,883	482,344
Ross Stores Inc.	35,876	917,349
Saks Inc.(a)	36,552	758,820
Sears Holdings Corp.(a)(b)	19,234	1,962,830
Staples Inc.	183,022	4,222,318
Starbucks Corp.(a)	189,049	3,869,833
Target Corp.	218,673	10,933,650
Tiffany & Co.	34,724	1,598,346
Tim Hortons Inc.	48,281	1,783,017
TJX Companies Inc. (The)	115,947	3,331,157
Tractor Supply Co.(a)	8,659	311,204
Urban Outfitters Inc.(a)	29,412	801,771
Walgreen Co.	254,831	9,703,964
Wal-Mart Stores Inc.	616,833	29,318,072
Wendy’s International Inc.	21,900	565,896
Williams-Sonoma Inc.	22,839	591,530
Yum! Brands Inc.	133,822	5,121,368

		182,742,076
SAVINGS & LOANS—0.28%
Astoria Financial Corp.	21,798	507,239
Capitol Federal Financial	5,534	171,554
Guaranty Financial Group Inc.	8,595	137,520
Hudson City Bancorp Inc.	138,507	2,080,375
New York Community Bancorp Inc.	82,713	1,454,095
People’s United Financial Inc.	65,947	1,173,857
Sovereign Bancorp Inc.	109,164	1,244,470
TFS Financial Corp.(a)	26,459	315,920
Washington Federal Inc.	21,918	462,689
Washington Mutual Inc.	225,746	3,072,403

		10,620,122
SEMICONDUCTORS—2.64%
Advanced Micro Devices Inc.(a)	154,954	1,162,155
Altera Corp.	85,435	1,650,604
Analog Devices Inc.	80,774	2,560,536
Applied Materials Inc.	353,281	6,274,271
Atmel Corp.(a)	116,446	503,047

Broadcom Corp. Class A(a)	119,910	3,134,447
Cree Inc.(a)(b)	22,120	607,636
Cypress Semiconductor Corp.(a)	40,744	1,468,006
Fairchild Semiconductor International Inc. Class A(a)	31,086	448,571
Integrated Device Technology Inc.(a)	49,715	562,277
Intel Corp.	1,486,394	39,627,264
International Rectifier Corp.(a)	18,192	617,982
Intersil Corp. Class A	34,748	850,631
KLA-Tencor Corp.	49,017	2,360,659
Lam Research Corp.(a)(b)	31,800	1,374,714
Linear Technology Corp.	56,923	1,811,859
LSI Corp.(a)	181,558	964,073
Marvell Technology Group Ltd.(a)	120,179	1,680,102
MEMC Electronic Materials Inc.(a)	57,480	5,086,405
Microchip Technology Inc.	55,726	1,750,911
Micron Technology Inc.(a)(b)	192,184	1,393,334
National Semiconductor Corp.	69,434	1,571,986
Novellus Systems Inc.(a)	30,122	830,464
NVIDIA Corp.(a)	138,916	4,725,922
QLogic Corp.(a)	35,530	504,526
Rambus Inc.(a)	25,785	539,938
Silicon Laboratories Inc.(a)	13,790	516,160
Teradyne Inc.(a)	45,262	468,009
Texas Instruments Inc.	366,533	12,242,202
Varian Semiconductor Equipment Associates Inc.(a)	19,951	738,187
Xilinx Inc.	75,777	1,657,243

		99,684,121
SOFTWARE—4.17%
Activision Inc.(a)	72,287	2,146,924
Acxiom Corp.	15,934	186,906
Adobe Systems Inc.(a)	150,631	6,436,463
Autodesk Inc.(a)	59,053	2,938,477
Automatic Data Processing Inc.	141,694	6,309,634
BEA Systems Inc.(a)	100,337	1,583,318
BMC Software Inc.(a)	51,192	1,824,483
Broadridge Financial Solutions Inc.	36,103	809,790
CA Inc.	105,356	2,628,632
Cerner Corp.(a)	16,948	955,867
Citrix Systems Inc.(a)	48,660	1,849,567
Compuware Corp.(a)	76,076	675,555
Dun & Bradstreet Corp. (The)	15,191	1,346,378
Electronic Arts Inc.(a)	79,662	4,653,057
Fair Isaac Corp.	14,388	462,574
Fidelity National Information Services Inc.	49,502	2,058,788
Fiserv Inc.(a)	43,213	2,397,889
Global Payments Inc.	20,797	967,476
IMS Health Inc.	50,154	1,155,548
Intuit Inc.(a)	86,338	2,729,144
MasterCard Inc. Class A	20,425	4,395,460
Metavante Technologies Inc.(a)	21,898	510,661
Microsoft Corp.	2,099,966	74,758,790
MoneyGram International Inc.	20,944	321,909
MSCI Inc. Class A(a)	3,491	134,054
NAVTEQ Corp.(a)	24,868	1,880,021
Novell Inc.(a)	87,252	599,421
Oracle Corp.(a)	986,700	22,279,686
Paychex Inc.	86,965	3,149,872
Red Hat Inc.(a)	49,733	1,036,436
Salesforce.com Inc.(a)	24,336	1,525,624
SEI Investments Co.	32,752	1,053,632

Total System Services Inc.	15,995	447,860
VeriFone Holdings Inc.(a)	16,118	374,744
VMware Inc. Class A(a)(b)	9,635	818,879

		157,403,519
TELECOMMUNICATIONS—5.87%
ADC Telecommunications Inc.(a)	29,441	457,807
Amdocs Ltd.(a)	50,323	1,734,634
American Tower Corp. Class A(a)	106,755	4,547,763
AT&T Inc.	1,577,356	65,554,915
CenturyTel Inc.	28,090	1,164,611
Ciena Corp.(a)	21,974	749,533
Cisco Systems Inc.(a)	1,553,203	42,045,205
Citizens Communications Co.	88,000	1,120,240
Clearwire Corp. Class A(a)(b)	5,814	79,710
CommScope Inc.(a)	16,876	830,468
Corning Inc.	402,094	9,646,235
Crown Castle International Corp.(a)	59,509	2,475,574
Embarq Corp.	38,897	1,926,568
Harris Corp.	34,222	2,145,035
JDS Uniphase Corp.(a)	51,861	689,751
Juniper Networks Inc.(a)	131,880	4,378,416
Leap Wireless International Inc.(a)(b)	12,843	598,998
Level 3 Communications Inc.(a)(b)	389,503	1,184,089
MetroPCS Communications Inc.(a)	14,430	280,664
Motorola Inc.	592,510	9,503,860
NeuStar Inc. Class A(a)	19,037	545,981
NII Holdings Inc. Class B(a)	44,433	2,147,003
QUALCOMM Inc.	426,095	16,766,838
Qwest Communications International Inc.(a)(b)	410,148	2,875,137
SBA Communications Corp.(a)(b)	26,517	897,335
Sprint Nextel Corp.	720,449	9,459,495
TeleCorp PCS Inc. Escrow(c)	2,336	0
Telephone and Data Systems Inc.	26,153	1,637,178
Tellabs Inc.(a)	112,750	737,385
United States Cellular Corp.(a)	4,215	354,482
Verizon Communications Inc.	742,751	32,450,791
Virgin Media Inc.	74,713	1,280,581
Windstream Corp.	121,748	1,585,159

		221,851,441
TEXTILES—0.06%
Cintas Corp.	34,805	1,170,144
Mohawk Industries Inc.(a)	14,148	1,052,611

		2,222,755
TOYS, GAMES & HOBBIES—0.07%
Hasbro Inc.	37,984	971,631
Mattel Inc.	93,389	1,778,127

		2,749,758
TRANSPORTATION—1.51%
Alexander & Baldwin Inc.	10,745	555,087
Burlington Northern Santa Fe Corp.	91,240	7,593,905
C.H. Robinson Worldwide Inc.	43,480	2,353,138
Con-way Inc.	11,536	479,205
CSX Corp.	111,600	4,908,168
Expeditors International Washington Inc.	54,670	2,442,656
FedEx Corp.	78,697	7,017,411
Frontline Ltd.	12,187	584,976
J.B. Hunt Transport Services Inc.	22,056	607,643
Kansas City Southern Industries Inc.(a)(b)	19,985	686,085
Kirby Corp.(a)	13,374	621,624

Landstar System Inc.	13,973	588,962
Norfolk Southern Corp.	100,783	5,083,495
Overseas Shipholding Group Inc.	7,995	595,068
Ryder System Inc.	14,762	693,962
Teekay Corp.	10,155	540,348
Union Pacific Corp.	68,908	8,656,223
United Parcel Service Inc. Class B	171,648	12,138,947
UTi Worldwide Inc.	24,829	486,648
YRC Worldwide Inc.(a)	14,421	246,455

		56,880,006
TRUCKING & LEASING—0.02%
Aircastle Ltd.	7,319	192,709
GATX Corp.	12,179	446,726

		639,435
WATER—0.02%
Aqua America Inc.	34,415	729,598

		729,598

TOTAL COMMON STOCKS
(Cost: $3,767,894,185)		3,772,528,859

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.22%

MONEY MARKET FUNDS—1.22%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(d)(e)	20,808,017	20,808,017
BGI Cash Premier Fund LLC
4.90%(d)(e)(f)	25,340,048	25,340,048

		46,148,065

TOTAL SHORT-TERM INVESTMENTS
(Cost: $46,148,065)		46,148,065

TOTAL INVESTMENTS IN SECURITIES—101.06%
(Cost: $3,814,042,250)		3,818,676,924
Other Assets, Less Liabilities—(1.06)%		(40,229,168)

NET ASSETS—100.00%		$3,778,447,756

NVS   -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.90%

ADVERTISING—0.32%
Clear Channel Outdoor Holdings Inc. Class A(a)	80,716	$2,232,605
Getty Images Inc.(a)	49,218	1,427,322
Harte-Hanks Inc.	70,604	1,221,449
Interpublic Group of Companies Inc. (The)(a)(b)	583,208	4,729,817
Lamar Advertising Co.(b)	167,009	8,028,123
Omnicom Group Inc.	667,267	31,715,201

		49,354,517
AEROSPACE & DEFENSE—2.69%
Alliant Techsystems Inc.(a)(b)	57,524	6,543,930
BE Aerospace Inc.(a)	186,081	9,843,685
Boeing Co. (The)	1,588,550	138,934,583
DRS Technologies Inc.	4,651	252,410
General Dynamics Corp.	113,388	10,090,398
Goodrich Corp.	252,391	17,821,329
L-3 Communications Holdings Inc.	84,792	8,982,864
Lockheed Martin Corp.	710,203	74,755,968
Northrop Grumman Corp.	43,877	3,450,487
Raytheon Co.	462,025	28,044,917
Rockwell Collins Inc.	337,646	24,300,383
Spirit AeroSystems Holdings Inc. Class A(a)	116,080	4,004,760
United Technologies Corp.	1,223,716	93,663,223

		420,688,937
AGRICULTURE—2.09%
Altria Group Inc.	2,422,899	183,122,706
Carolina Group	129,710	11,064,263
Monsanto Co.	1,097,992	122,634,726
UST Inc.	178,405	9,776,594

		326,598,289
AIRLINES—0.22%
AMR Corp.(a)	485,113	6,806,135
Continental Airlines Inc. Class B(a)	195,671	4,353,680
Copa Holdings SA Class A	34,821	1,308,225
Delta Air Lines Inc.(a)	542,960	8,084,674
Northwest Airlines Corp.(a)	351,928	5,106,475
Southwest Airlines Co.	311,341	3,798,360
UAL Corp.(a)	138,272	4,930,780

		34,388,329
APPAREL—0.62%
Coach Inc.(a)	748,739	22,896,439
Crocs Inc.(a)(b)	161,078	5,929,281
Guess? Inc.	109,437	4,146,568
Hanesbrands Inc.(a)	194,159	5,275,300
Liz Claiborne Inc.	14,468	294,424
Nike Inc. Class B	718,856	46,179,309

Phillips-Van Heusen Corp.	112,806	4,158,029
Polo Ralph Lauren Corp.	123,615	7,638,171

		96,517,521
AUTO MANUFACTURERS—0.31%
Oshkosh Truck Corp.	149,181	7,050,294
PACCAR Inc.	751,551	40,944,498

		47,994,792
AUTO PARTS & EQUIPMENT—0.38%
Autoliv Inc.	95,220	5,019,046
BorgWarner Inc.	48,968	2,370,541
Goodyear Tire & Rubber Co. (The)(a)	422,600	11,925,772
Johnson Controls Inc.	946,764	34,121,375
WABCO Holdings Inc.	121,175	6,069,656

		59,506,390
BANKS—0.84%
Bank of Hawaii Corp.	33,925	1,734,924
Bank of New York Mellon Corp. (The)	792,205	38,627,916
Commerce Bancorp Inc.	110,662	4,220,649
Discover Financial Services LLC	54,998	829,370
Northern Trust Corp.	375,290	28,739,708
State Street Corp.	648,190	52,633,028
Synovus Financial Corp.	209,548	5,045,916

		131,831,511
BEVERAGES—3.24%
Anheuser-Busch Companies Inc.	965,541	50,536,416
Brown-Forman Corp. Class B	110,387	8,180,781
Coca-Cola Co. (The)	3,075,678	188,754,359
Hansen Natural Corp.(a)(b)	137,516	6,090,584
Pepsi Bottling Group Inc.	71,622	2,826,204
PepsiCo Inc.	3,286,368	249,435,331

		505,823,675
BIOTECHNOLOGY—1.59%
Abraxis BioScience Inc.(a)	13,176	906,114
Amgen Inc.(a)	1,567,455	72,792,610
Biogen Idec Inc.(a)	111,013	6,318,860
Celgene Corp.(a)	766,213	35,406,703
Charles River Laboratories International Inc.(a)	46,421	3,054,502
Genentech Inc.(a)	939,020	62,980,071
Genzyme Corp.(a)	532,590	39,646,000
Invitrogen Corp.(a)	35,366	3,303,538
Millennium Pharmaceuticals Inc.(a)	357,685	5,358,121
Millipore Corp.(a)	108,891	7,968,643
PDL BioPharma Inc.(a)(b)	235,524	4,126,380
Vertex Pharmaceuticals Inc.(a)	263,741	6,126,703

		247,988,245
BUILDING MATERIALS—0.21%
Eagle Materials Inc.	89,167	3,163,645
Lennox International Inc.	14,815	613,637
Martin Marietta Materials Inc.	85,893	11,389,412
Masco Corp.	44,888	970,030
Trane Inc.	363,922	16,998,797

		33,135,521
CHEMICALS—1.18%
Air Products and Chemicals Inc.	205,724	20,290,558
Airgas Inc.	148,297	7,727,757
Albemarle Corp.	161,113	6,645,911

Cabot Corp.	98,400	3,280,656
Celanese Corp. Class A	165,134	6,988,471
Chemtura Corp.	30,233	235,817
E.I. du Pont de Nemours and Co.	296,074	13,053,903
Ecolab Inc.	352,567	18,054,956
International Flavors & Fragrances Inc.	121,868	5,865,507
Lubrizol Corp.	36,194	1,960,267
Mosaic Co. (The)(a)	133,728	12,615,900
Praxair Inc.	642,873	57,029,264
Rohm & Haas Co.	150,194	7,970,796
RPM International Inc.	209,023	4,243,167
Sherwin-Williams Co. (The)	224,051	13,003,920
Sigma-Aldrich Corp.	79,929	4,364,123
Valspar Corp. (The)	24,446	551,013

		183,881,986
COAL—0.54%
Arch Coal Inc.	287,509	12,917,779
CONSOL Energy Inc.	367,391	26,275,804
Foundation Coal Holdings Inc.	91,140	4,784,850
Massey Energy Co.	163,227	5,835,365
Patriot Coal Corp.(a)	52,944	2,209,883
Peabody Energy Corp.	534,467	32,944,546

		84,968,227
COMMERCIAL SERVICES—1.83%
Accenture Ltd.	1,197,298	43,138,647
Alliance Data Systems Corp.(a)(b)	158,685	11,899,788
Apollo Group Inc. Class A(a)(b)	291,738	20,465,421
Avis Budget Group Inc.(a)	72,729	945,477
Career Education Corp.(a)	191,394	4,811,645
ChoicePoint Inc.(a)	144,367	5,257,846
Corporate Executive Board Co. (The)	71,450	4,294,145
Corrections Corp. of America(a)	247,391	7,300,508
Equifax Inc.	266,213	9,679,505
Genpact Ltd.(a)	60,470	920,958
H&R Block Inc.	650,557	12,080,843
Hertz Global Holdings Inc.(a)	421,965	6,705,024
Hewitt Associates Inc. Class A(a)	119,641	4,581,054
Iron Mountain Inc.(a)	356,821	13,209,513
ITT Educational Services Inc.(a)	82,123	7,002,628
Manpower Inc.	170,278	9,688,818
McKesson Corp.	552,701	36,207,443
Monster Worldwide Inc.(a)	253,492	8,213,141
Moody’s Corp.	431,467	15,403,372
Pharmaceutical Product Development Inc.	208,992	8,437,007
Quanta Services Inc.(a)(b)	331,947	8,710,289
Robert Half International Inc.	295,914	8,001,515
Weight Watchers International Inc.	71,449	3,228,066
Western Union Co.	1,469,586	35,681,548

		285,864,201
COMPUTERS—7.51%
Affiliated Computer Services Inc. Class A(a)	78,020	3,518,702
Apple Inc.(a)	1,745,070	345,663,466
Brocade Communications Systems Inc.(a)	808,470	5,934,170
Cadence Design Systems Inc.(a)	154,582	2,629,440
Cognizant Technology Solutions Corp.(a)	579,812	19,678,819
Dell Inc.(a)	4,582,751	112,323,227
Diebold Inc.	132,667	3,844,690
DST Systems Inc.(a)(b)	108,842	8,984,907
Electronic Data Systems Corp.	595,002	12,334,391
EMC Corp.(a)	4,233,214	78,441,455

FactSet Research Systems Inc.	86,656	4,826,739
Hewlett-Packard Co.	5,399,798	272,581,803
International Business Machines Corp.	2,193,743	237,143,618
Lexmark International Inc. Class A(a)	103,688	3,614,564
NCR Corp.(a)	45,815	1,149,956
Network Appliance Inc.(a)	725,617	18,111,400
Riverbed Technology Inc.(a)	39,384	1,053,128
SanDisk Corp.(a)	273,065	9,057,566
Seagate Technology	415,294	10,589,997
Sun Microsystems Inc.(a)	459,390	8,328,741
Synopsys Inc.(a)	291,517	7,559,036
Teradata Corp.(a)	45,686	1,252,253
Western Digital Corp.(a)	133,390	4,029,712

		1,172,651,780
COSMETICS & PERSONAL CARE—1.94%
Alberto-Culver Co.	28,716	704,691
Avon Products Inc.	816,171	32,263,240
Bare Escentuals Inc.(a)(b)	77,795	1,886,529
Colgate-Palmolive Co.	951,330	74,165,687
Estee Lauder Companies Inc. (The) Class A	220,431	9,612,996
Procter & Gamble Co. (The)	2,515,739	184,705,557

		303,338,700
DISTRIBUTION & WHOLESALE—0.17%
Fastenal Co.(b)	255,077	10,310,212
Pool Corp.(b)	99,063	1,964,419
W.W. Grainger Inc.	113,590	9,941,397
WESCO International Inc.(a)	91,763	3,637,485

		25,853,513
DIVERSIFIED FINANCIAL SERVICES—4.21%
Affiliated Managers Group Inc.(a)(b)	60,064	7,055,117
American Express Co.	2,089,151	108,677,635
AmeriCredit Corp.(a)(b)	16,817	215,089
BlackRock Inc.	73,395	15,912,036
Charles Schwab Corp. (The)	1,891,787	48,335,158
CME Group Inc.	110,367	75,711,762
E*TRADE Financial Corp.(a)(b)	323,138	1,147,140
Eaton Vance Corp.	222,288	10,094,098
Federal Home Loan Mortgage Corp.	522,953	17,817,009
Federated Investors Inc. Class B	175,939	7,241,649
First Marblehead Corp. (The)(b)	123,671	1,892,166
Franklin Resources Inc.	334,315	38,255,665
GLG Partners Inc.(a)(b)	85,285	1,159,876
Goldman Sachs Group Inc. (The)	360,901	77,611,760
IntercontinentalExchange Inc.(a)	141,944	27,324,220
Invesco Ltd.	671,093	21,058,898
Investment Technology Group Inc.(a)	89,138	4,242,077
Janus Capital Group Inc.	273,960	8,999,586
Lazard Ltd. Class A	103,747	4,220,428
Legg Mason Inc.	109,423	8,004,292
Merrill Lynch & Co. Inc.	443,227	23,792,425
MF Global Ltd.(a)	105,941	3,333,963
Morgan Stanley	121,078	6,430,453
NASDAQ Stock Market Inc. (The)(a)	181,789	8,996,738
NYMEX Holdings Inc.	185,654	24,805,231
NYSE Euronext Inc.	532,317	46,721,463
SLM Corp.	828,984	16,695,738
T. Rowe Price Group Inc.	535,774	32,617,921
TD Ameritrade Holding Corp.(a)	500,939	10,048,836

		658,418,429

ELECTRIC—1.32%
AES Corp. (The)(a)	1,346,710	28,806,127
Allegheny Energy Inc.	334,167	21,256,363
CenterPoint Energy Inc.	646,218	11,069,714
Constellation Energy Group Inc.	282,261	28,940,220
DPL Inc.	122,655	3,636,721
Dynegy Inc. Class A(a)	110,880	791,683
Exelon Corp.	613,296	50,069,485
Mirant Corp.(a)(b)	353,208	13,768,048
NRG Energy Inc.(a)(b)	393,560	17,056,890
PPL Corp.	580,763	30,251,945
Sierra Pacific Resources Corp.	65,049	1,104,532

		206,751,728
ELECTRICAL COMPONENTS & EQUIPMENT—0.70%
AMETEK Inc.	215,277	10,083,575
Emerson Electric Co.	1,333,161	75,536,902
Energizer Holdings Inc.(a)	81,813	9,173,692
General Cable Corp.(a)(b)	105,411	7,724,518
Hubbell Inc. Class B	40,413	2,085,311
Molex Inc.	158,663	4,331,500

		108,935,498
ELECTRONICS—1.04%
Agilent Technologies Inc.(a)	770,926	28,323,821
Amphenol Corp. Class A	360,802	16,730,389
Applied Biosystems Group	60,296	2,045,240
Arrow Electronics Inc.(a)	137,820	5,413,570
Avnet Inc.(a)	177,097	6,193,082
AVX Corp.	19,668	263,945
Dolby Laboratories Inc. Class A(a)	79,383	3,946,923
Garmin Ltd.	232,855	22,586,935
Gentex Corp.	288,483	5,126,343
Jabil Circuit Inc.	233,735	3,569,133
Mettler-Toledo International Inc.(a)	76,224	8,674,291
National Instruments Corp.	115,835	3,860,781
PerkinElmer Inc.	60,871	1,583,863
Sanmina-SCI Corp.(a)	231,582	421,479
Thermo Fisher Scientific Inc.(a)	422,665	24,379,317
Thomas & Betts Corp.(a)	117,096	5,742,388
Trimble Navigation Ltd.(a)	240,958	7,286,570
Vishay Intertechnology Inc.(a)	62,399	711,973
Waters Corp.(a)	203,288	16,073,982

		162,934,025
ENERGY - ALTERNATE SOURCES—0.21%
Covanta Holding Corp.(a)(b)	242,207	6,699,446
First Solar Inc.(a)(b)	72,006	19,235,683
SunPower Corp. Class A(a)(b)	50,069	6,528,497

		32,463,626
ENGINEERING & CONSTRUCTION—0.69%
Fluor Corp.	177,918	25,926,211
Foster Wheeler Ltd.(a)	141,948	22,004,779
Jacobs Engineering Group Inc.(a)	240,547	22,998,699
McDermott International Inc.(a)	448,990	26,503,880
Shaw Group Inc. (The)(a)	148,992	9,005,076
URS Corp.(a)	34,077	1,851,403

		108,290,048
ENTERTAINMENT—0.30%
DreamWorks Animation SKG Inc. Class A(a)	104,527	2,669,620
International Game Technology Inc.	654,275	28,742,301

Penn National Gaming Inc.(a)	148,237	8,827,513
Regal Entertainment Group Class A	127,109	2,296,860
Scientific Games Corp. Class A(a)(b)	131,162	4,361,136
Warner Music Group Corp.(b)	39,708	240,630

		47,138,060
ENVIRONMENTAL CONTROL—0.30%
Allied Waste Industries Inc.(a)	88,149	971,402
Nalco Holding Co.	290,736	7,029,996
Republic Services Inc.	299,492	9,389,074
Stericycle Inc.(a)	176,863	10,505,662
Waste Management Inc.	585,419	19,125,639

		47,021,773
FOOD—1.12%
Campbell Soup Co.	265,502	9,486,386
Dean Foods Co.	17,240	445,826
General Mills Inc.	52,188	2,974,716
H.J. Heinz Co.	360,854	16,844,665
Hershey Co. (The)	239,943	9,453,754
Kellogg Co.	320,388	16,797,943
Kroger Co. (The)	892,555	23,840,144
McCormick & Co. Inc. NVS	174,627	6,620,110
Sara Lee Corp.	773,884	12,428,577
Sysco Corp.	1,246,411	38,900,487
Whole Foods Market Inc.	285,005	11,628,204
Wm. Wrigley Jr. Co.	425,430	24,908,927

		174,329,739
FOREST PRODUCTS & PAPER—0.03%
Domtar Corp.(a)	430,520	3,310,699
Plum Creek Timber Co. Inc.	27,762	1,278,162
Rayonier Inc.	9,623	454,591

		5,043,452
HAND & MACHINE TOOLS—0.09%
Black & Decker Corp. (The)	65,362	4,552,463
Kennametal Inc.	90,528	3,427,390
Lincoln Electric Holdings Inc.	59,229	4,215,920
Stanley Works (The)	53,892	2,612,684

		14,808,457
HEALTH CARE - PRODUCTS—4.08%
Advanced Medical Optics Inc.(a)	121,118	2,971,025
Baxter International Inc.	1,314,296	76,294,883
Beckman Coulter Inc.	101,542	7,392,258
Becton, Dickinson and Co.	494,133	41,299,636
C.R. Bard Inc.	208,632	19,778,314
Cooper Companies Inc. (The)	36,021	1,368,798
DENTSPLY International Inc.	306,144	13,782,603
Edwards Lifesciences Corp.(a)	116,021	5,335,806
Gen-Probe Inc.(a)	105,803	6,658,183
Henry Schein Inc.(a)	179,163	11,000,608
Hillenbrand Industries Inc.	21,145	1,178,411
IDEXX Laboratories Inc.(a)	124,973	7,327,167
Intuitive Surgical Inc.(a)	75,609	24,535,120
Johnson & Johnson	2,191,370	146,164,379
Kinetic Concepts Inc.(a)(b)	88,034	4,715,101
Medtronic Inc.	2,318,049	116,528,323
Patterson Companies Inc.(a)	280,699	9,529,731
ResMed Inc.(a)	156,960	8,245,109
Respironics Inc.(a)	148,283	9,709,571
St. Jude Medical Inc.(a)	682,483	27,736,109

Stryker Corp.	612,246	45,747,021
TECHNE Corp.(a)	79,490	5,250,314
Varian Medical Systems Inc.(a)	256,869	13,398,287
Zimmer Holdings Inc.(a)	477,612	31,594,034

		637,540,791
HEALTH CARE - SERVICES—2.49%
Aetna Inc.	835,993	48,261,876
Brookdale Senior Living Inc.	18,859	535,784
Community Health Systems Inc.(a)	16,572	610,844
Covance Inc.(a)	128,253	11,109,275
Coventry Health Care Inc.(a)	294,636	17,457,183
DaVita Inc.(a)	212,345	11,965,641
Health Net Inc.(a)	226,190	10,924,977
Humana Inc.(a)	338,836	25,517,739
Laboratory Corp. of America Holdings(a)	237,194	17,915,263
Lincare Holdings Inc.(a)	169,254	5,950,971
Pediatrix Medical Group Inc.(a)	97,843	6,668,000
Quest Diagnostics Inc.	291,838	15,438,230
Sierra Health Services Inc.(a)	112,042	4,701,282
Tenet Healthcare Corp.(a)	736,971	3,743,813
UnitedHealth Group Inc.	2,703,501	157,343,758
Universal Health Services Inc. Class B	25,354	1,298,125
WellCare Health Plans Inc.(a)	83,127	3,525,416
WellPoint Inc.(a)	519,728	45,595,737

		388,563,914
HOME BUILDERS—0.04%
Centex Corp.	12,016	303,524
NVR Inc.(a)(b)	3,587	1,879,588
Pulte Homes Inc.	152,163	1,603,798
Thor Industries Inc.	63,800	2,425,038

		6,211,948
HOME FURNISHINGS—0.12%
Harman International Industries Inc.	121,936	8,987,903
Whirlpool Corp.	113,891	9,296,922

		18,284,825
HOUSEHOLD PRODUCTS & WARES—0.40%
Avery Dennison Corp.	183,587	9,755,813
Church & Dwight Co. Inc.	125,045	6,761,183
Clorox Co. (The)	256,730	16,731,094
Jarden Corp.(a)	71,021	1,676,806
Kimberly-Clark Corp.	382,098	26,494,675
Scotts Miracle-Gro Co. (The) Class A	16,391	613,351

		62,032,922
HOUSEWARES—0.08%
Newell Rubbermaid Inc.	291,045	7,532,245
Toro Co. (The)	81,237	4,422,542

		11,954,787
INSURANCE—0.98%
ACE Ltd.	36,123	2,231,679
Aflac Inc.	903,799	56,604,929
American International Group Inc.	316,232	18,436,326
Arthur J. Gallagher & Co.	36,782	889,757
Brown & Brown Inc.	225,190	5,291,965
CIGNA Corp.	580,529	31,191,823
CNA Financial Corp.	5,687	191,766
Erie Indemnity Co. Class A	18,271	948,082
Hanover Insurance Group Inc. (The)	5,161	236,374

HCC Insurance Holdings Inc.	97,037	2,783,021
PartnerRe Ltd.	25,435	2,099,151
Philadelphia Consolidated Holding Corp.(a)	87,469	3,441,905
Principal Financial Group Inc.	30,365	2,090,327
Prudential Financial Inc.	225,186	20,951,305
Transatlantic Holdings Inc.	19,384	1,408,635
W.R. Berkley Corp.	87,311	2,602,741
XL Capital Ltd. Class A	43,771	2,202,119

		153,601,905
INTERNET—3.72%
Akamai Technologies Inc.(a)(b)	332,307	11,497,822
Amazon.com Inc.(a)	614,054	56,885,963
eBay Inc.(a)	2,305,550	76,521,204
F5 Networks Inc.(a)	168,280	4,799,346
Google Inc. Class A(a)	462,613	319,887,637
HLTH Corp.(a)(b)	365,889	4,902,913
IAC/InterActiveCorp(a)	23,922	643,980
Liberty Media Corp. - Liberty Interactive Group Series A(a)	735,136	14,026,395
McAfee Inc.(a)	321,702	12,063,825
NutriSystem Inc.(a)(b)	69,019	1,862,133
Symantec Corp.(a)	261,696	4,223,773
VeriSign Inc.(a)(b)	445,191	16,743,634
WebMD Health Corp. Class A(a)(b)	15,645	642,540
Yahoo! Inc.(a)	2,439,709	56,747,631

		581,448,796
IRON & STEEL—0.34%
AK Steel Holding Corp.(a)	224,562	10,383,747
Allegheny Technologies Inc.	205,969	17,795,722
Carpenter Technology Corp.	55,163	4,146,603
Cleveland-Cliffs Inc.	82,602	8,326,282
Nucor Corp.	136,846	8,104,020
Reliance Steel & Aluminum Co.	13,293	720,481
Steel Dynamics Inc.	58,750	3,499,737

		52,976,592
LEISURE TIME—0.25%
Carnival Corp.	366,060	16,286,009
Harley-Davidson Inc.	487,224	22,758,233

		39,044,242
LODGING—0.80%
Boyd Gaming Corp.	113,382	3,862,925
Choice Hotels International Inc.	71,712	2,380,838
Harrah’s Entertainment Inc.	216,068	19,176,035
Las Vegas Sands Corp.(a)(b)	210,412	21,682,957
Marriott International Inc. Class A	663,452	22,676,789
MGM MIRAGE(a)	238,437	20,033,477
Orient-Express Hotels Ltd.	81,058	4,662,456
Starwood Hotels & Resorts Worldwide Inc.	406,122	17,881,552
Wyndham Worldwide Corp.	26,868	633,010
Wynn Resorts Ltd.	110,544	12,395,299

		125,385,338
MACHINERY—1.41%
AGCO Corp.(a)	120,571	8,196,417
Caterpillar Inc.	1,291,913	93,741,207
Cummins Inc.	210,333	26,790,114
Deere & Co.	51,192	4,766,999
Flowserve Corp.	103,344	9,941,693
Graco Inc.	126,860	4,726,804

IDEX Corp.	163,096	5,892,659
Joy Global Inc.	219,087	14,420,306
Manitowoc Co. Inc. (The)	251,462	12,278,889
Rockwell Automation Inc.	300,800	20,743,168
Terex Corp.(a)	207,852	13,628,856
Zebra Technologies Corp. Class A(a)	139,083	4,826,180

		219,953,292
MANUFACTURING—3.02%
Brink’s Co. (The)	88,040	5,259,510
Carlisle Companies Inc.	34,135	1,264,019
Cooper Industries Ltd.	118,717	6,277,755
Danaher Corp.	495,831	43,504,212
Donaldson Co. Inc.	159,751	7,409,251
Dover Corp.	132,863	6,123,656
Eaton Corp.	35,004	3,393,638
General Electric Co.	2,303,759	85,400,346
Harsco Corp.	169,635	10,868,514
Honeywell International Inc.	1,346,422	82,899,203
Illinois Tool Works Inc.	746,362	39,960,221
Ingersoll-Rand Co. Ltd. Class A	34,278	1,592,899
ITT Industries Inc.	45,996	3,037,576
Pall Corp.	226,551	9,134,536
Roper Industries Inc.	178,070	11,136,498
Textron Inc.	502,609	35,836,022
3M Co.	1,359,955	114,671,406
Trinity Industries Inc.	141,873	3,938,394

		471,707,656
MEDIA—2.65%
Cablevision Systems Corp.(a)	147,039	3,602,455
Central European Media Enterprises Ltd.(a)	62,621	7,262,784
Clear Channel Communications Inc.	213,869	7,382,758
Comcast Corp. Class A(a)	3,652,020	66,685,885
CTC Media Inc.(a)	104,566	3,157,893
DIRECTV Group Inc. (The)(a)	1,438,690	33,262,513
Discovery Holding Co. Class A(a)	311,540	7,832,116
EchoStar Communications Corp.(a)	420,041	15,843,947
John Wiley & Sons Inc. Class A	102,110	4,374,392
Liberty Global Inc. Class A(a)	394,139	15,446,307
McGraw-Hill Companies Inc. (The)	692,310	30,330,101
Meredith Corp.	97,020	5,334,160
New York Times Co. (The) Class A	72,464	1,270,294
News Corp. Class A	3,038,571	62,260,320
Sirius Satellite Radio Inc.(a)(b)	2,947,290	8,930,289
Time Warner Cable Inc. Class A(a)	172,705	4,766,658
Time Warner Inc.	1,093,780	18,058,308
Viacom Inc. Class B(a)	1,228,814	53,969,511
Walt Disney Co. (The)	1,754,817	56,645,493
XM Satellite Radio Holdings Inc. Class A(a)	576,541	7,056,862

		413,473,046
METAL FABRICATE & HARDWARE—0.25%
Precision Castparts Corp.	277,513	38,491,053

		38,491,053
MINING—0.76%
Freeport-McMoRan Copper & Gold Inc.	633,519	64,897,686
Newmont Mining Corp.	357,816	17,472,155
Southern Copper Corp.(b)	147,789	15,537,058
Titanium Metals Corp.(b)	137,987	3,649,756
Vulcan Materials Co.	210,179	16,623,057

		118,179,712

OFFICE & BUSINESS EQUIPMENT—0.09%
Pitney Bowes Inc.	361,979	13,769,681

		13,769,681
OFFICE FURNISHINGS—0.03%
HNI Corp.(b)	96,702	3,390,372
Steelcase Inc. Class A	131,707	2,090,190

		5,480,562
OIL & GAS—4.18%
Cabot Oil & Gas Corp.	195,201	7,880,264
Cheniere Energy Inc.(a)	85,994	2,806,844
Chesapeake Energy Corp.	541,938	21,243,970
CNX Gas Corp.(a)	56,321	1,799,456
Continental Resources Inc.(a)	27,945	730,203
Denbury Resources Inc.(a)	488,062	14,519,844
Diamond Offshore Drilling Inc.	137,494	19,524,148
ENSCO International Inc.	278,665	16,614,007
Exxon Mobil Corp.	2,318,495	217,219,797
Frontier Oil Corp.	112,086	4,548,450
Holly Corp.	91,397	4,651,193
Nabors Industries Ltd.(a)	500,039	13,696,068
Noble Corp.	540,596	30,549,080
Noble Energy Inc.	48,959	3,893,220
Pride International Inc.(a)	247,845	8,401,945
Quicksilver Resources Inc.(a)	101,138	6,026,813
Range Resources Corp.	298,589	15,335,531
Rowan Companies Inc.	159,274	6,284,952
SandRidge Energy Inc.(a)	26,609	954,199
Southwestern Energy Co.(a)	342,295	19,072,677
Sunoco Inc.	244,796	17,733,022
Tesoro Corp.	275,266	13,130,188
Transocean Inc.	625,451	89,533,255
Unit Corp.(a)	72,705	3,362,606
Valero Energy Corp.	873,754	61,188,993
W&T Offshore Inc.	34,993	1,048,390
Western Refining Inc.	28,287	684,828
XTO Energy Inc.	975,381	50,095,568

		652,529,511
OIL & GAS SERVICES—3.75%
Baker Hughes Inc.	646,165	52,403,981
BJ Services Co.	591,661	14,353,696
Cameron International Corp.(a)	444,082	21,373,667
Dresser-Rand Group Inc.(a)	173,022	6,756,509
FMC Technologies Inc.(a)(b)	262,015	14,856,250
Global Industries Ltd.(a)	185,432	3,971,953
Grant Prideco Inc.(a)	256,791	14,254,468
Halliburton Co.	1,843,869	69,901,074
Helix Energy Solutions Group Inc.(a)	147,162	6,107,223
National Oilwell Varco Inc.(a)	716,560	52,638,498
Oceaneering International Inc.(a)	109,886	7,400,822
Schlumberger Ltd.	2,377,753	233,899,563
Smith International Inc.	404,424	29,866,712
Superior Energy Services Inc.(a)	162,575	5,595,832
Tetra Technologies Inc.(a)	145,372	2,263,442
Tidewater Inc.	74,596	4,092,337
Weatherford International Ltd.(a)	680,389	46,674,685

		586,410,712
PACKAGING & CONTAINERS—0.29%
Ball Corp.	205,837	9,262,665

Crown Holdings Inc.(a)	330,009	8,464,731
Owens-Illinois Inc.(a)	292,223	14,465,039
Packaging Corp. of America	186,485	5,258,877
Pactiv Corp.(a)	262,514	6,990,748
Sealed Air Corp.	44,686	1,034,034

		45,476,094
PHARMACEUTICALS—6.88%
Abbott Laboratories	3,107,621	174,492,919
Allergan Inc.	615,339	39,529,377
AmerisourceBergen Corp.	154,340	6,925,236
Amylin Pharmaceuticals Inc.(a)(b)	265,473	9,822,501
APP Pharmaceuticals Inc.(a)	51,707	531,031
Barr Pharmaceuticals Inc.(a)	221,088	11,739,773
Bristol-Myers Squibb Co.	3,970,362	105,294,000
Cardinal Health Inc.	735,258	42,461,150
Cephalon Inc.(a)	133,499	9,579,888
Eli Lilly and Co.	979,895	52,316,594
Endo Pharmaceuticals Holdings Inc.(a)	269,388	7,184,578
Express Scripts Inc.(a)	443,643	32,385,939
Forest Laboratories Inc.(a)	645,633	23,533,323
Gilead Sciences Inc.(a)	1,883,850	86,675,939
Herbalife Ltd.	96,763	3,897,614
Hospira Inc.(a)	315,585	13,456,544
ImClone Systems Inc.(a)	120,886	5,198,098
Medco Health Solutions Inc.(a)	565,086	57,299,720
Merck & Co. Inc.	3,611,670	209,874,144
Mylan Inc.	609,843	8,574,393
NBTY Inc.(a)	111,932	3,066,937
Omnicare Inc.	29,586	674,857
Schering-Plough Corp.	3,267,528	87,046,946
Sepracor Inc.(a)(b)	214,628	5,633,985
VCA Antech Inc.(a)	169,582	7,500,612
Warner Chilcott Ltd. Class A(a)	183,692	3,256,859
Watson Pharmaceuticals Inc.(a)	120,156	3,261,034
Wyeth	1,427,293	63,072,078

		1,074,286,069
PIPELINES—0.34%
Equitable Resources Inc.	186,182	9,919,777
Questar Corp.	118,760	6,424,916
Williams Companies Inc. (The)	1,010,977	36,172,757

		52,517,450
REAL ESTATE—0.16%
CB Richard Ellis Group Inc. Class A(a)(b)	394,150	8,493,933
Forest City Enterprises Inc. Class A	145,471	6,464,731
Jones Lang LaSalle Inc.	74,220	5,281,495
St. Joe Co. (The)(b)	149,558	5,310,805

		25,550,964
REAL ESTATE INVESTMENT TRUSTS—0.75%
Apartment Investment and Management Co. Class A	10,316	358,275
CapitalSource Inc.	167,836	2,952,235
Duke Realty Corp.	214,232	5,587,171
Essex Property Trust Inc.	22,582	2,201,519
Federal Realty Investment Trust	59,005	4,847,261
General Growth Properties Inc.	240,828	9,917,297
Health Care REIT Inc.	20,068	896,839
Kilroy Realty Corp.	66,027	3,628,844
Macerich Co. (The)	144,413	10,261,988
ProLogis	452,442	28,675,774

Public Storage	19,464	1,428,852
Simon Property Group Inc.	245,325	21,308,930
Taubman Centers Inc.	59,498	2,926,707
UDR Inc.	273,503	5,429,035
Ventas Inc.	268,637	12,155,824
Weingarten Realty Investors	154,993	4,872,980

		117,449,531
RETAIL—6.80%
Abercrombie & Fitch Co. Class A	176,931	14,149,172
Advance Auto Parts Inc.	203,523	7,731,839
American Eagle Outfitters Inc.	374,842	7,785,468
AnnTaylor Stores Corp.(a)	103,905	2,655,812
AutoZone Inc.(a)	80,358	9,635,728
Barnes & Noble Inc.	9,434	325,001
Bed Bath & Beyond Inc.(a)	558,307	16,408,643
Best Buy Co. Inc.	696,023	36,645,611
Big Lots Inc.(a)(b)	215,936	3,452,817
Brinker International Inc.	212,241	4,151,434
Burger King Holdings Inc.	128,162	3,653,899
CarMax Inc.(a)(b)	436,175	8,614,456
Cheesecake Factory Inc. (The)(a)(b)	145,640	3,453,124
Chico’s FAS Inc.(a)(b)	355,544	3,210,562
Circuit City Stores Inc.	148,379	623,192
Coldwater Creek Inc.(a)	124,117	830,343
Copart Inc.(a)	128,799	5,480,397
Costco Wholesale Corp.	619,829	43,239,271
CVS Caremark Corp.	1,593,438	63,339,161
Darden Restaurants Inc.	285,309	7,905,912
Dick’s Sporting Goods Inc.(a)(b)	163,126	4,528,378
Dollar Tree Stores Inc.(a)	196,365	5,089,781
Family Dollar Stores Inc.	282,979	5,441,686
GameStop Corp. Class A(a)	317,496	19,719,677
Home Depot Inc.	1,977,197	53,265,687
J.C. Penney Co. Inc.	455,523	20,038,457
Kohl’s Corp.(a)	647,755	29,667,179
Limited Brands Inc.	642,390	12,160,443
Lowe’s Companies Inc.	3,037,445	68,707,006
McDonald’s Corp.	498,497	29,366,458
MSC Industrial Direct Co. Inc. Class A	92,930	3,760,877
Nordstrom Inc.	492,505	18,089,709
Office Depot Inc.(a)	554,001	7,706,154
OfficeMax Inc.	69,806	1,442,192
O’Reilly Automotive Inc.(a)	229,787	7,451,992
Panera Bread Co. Class A(a)(b)	57,370	2,054,993
PetSmart Inc.	273,714	6,440,490
RadioShack Corp.	191,735	3,232,652
Ross Stores Inc.	279,864	7,156,122
Saks Inc.(a)	244,004	5,065,523
Staples Inc.	1,442,669	33,282,374
Starbucks Corp.(a)	1,494,302	30,588,362
Target Corp.	1,725,459	86,272,950
Tiffany & Co.	274,636	12,641,495
Tim Hortons Inc.	381,565	14,091,195
TJX Companies Inc. (The)	917,309	26,354,288
Tractor Supply Co.(a)	69,923	2,513,033
Urban Outfitters Inc.(a)(b)	228,724	6,235,016
Walgreen Co.	2,012,121	76,621,568
Wal-Mart Stores Inc.	3,570,536	169,707,576
Wendy’s International Inc.	175,928	4,545,980
Williams-Sonoma Inc.	183,400	4,750,060

Yum! Brands Inc.	1,056,515	40,432,829

1,061,714,024

SAVINGS & LOANS—0.09%
Capitol Federal Financial	30,225	936,975
Hudson City Bancorp Inc.	436,254	6,552,535
People’s United Financial Inc.	303,231	5,397,512
TFS Financial Corp.(a)	37,343	445,875

		13,332,897
SEMICONDUCTORS—4.77%
Advanced Micro Devices Inc.(a)	495,563	3,716,723
Altera Corp.	677,708	13,093,319
Analog Devices Inc.	637,313	20,202,822
Applied Materials Inc.	2,787,578	49,507,385
Broadcom Corp. Class A(a)	945,006	24,702,457
Cree Inc.(a)(b)	42,289	1,161,679
Cypress Semiconductor Corp.(a)	320,730	11,555,902
Fairchild Semiconductor International Inc. Class A(a)	102,520	1,479,364
Integrated Device Technology Inc.(a)	133,429	1,509,082
Intel Corp.	11,721,888	312,505,534
International Rectifier Corp.(a)	33,036	1,122,233
Intersil Corp. Class A	149,298	3,654,815
KLA-Tencor Corp.	386,334	18,605,845
Lam Research Corp.(a)	249,036	10,765,826
Linear Technology Corp.	447,861	14,255,416
LSI Corp.(a)	856,320	4,547,059
Marvell Technology Group Ltd.(a)	952,490	13,315,810
MEMC Electronic Materials Inc.(a)	452,586	40,049,335
Microchip Technology Inc.	440,128	13,828,822
Micron Technology Inc.(a)(b)	497,994	3,610,457
National Semiconductor Corp.	544,156	12,319,692
Novellus Systems Inc.(a)(b)	152,445	4,202,909
NVIDIA Corp.(a)	1,097,979	37,353,246
QLogic Corp.(a)	247,892	3,520,066
Rambus Inc.(a)	162,701	3,406,959
Silicon Laboratories Inc.(a)	110,824	4,148,142
Teradyne Inc.(a)	175,994	1,819,778
Texas Instruments Inc.	2,892,322	96,603,555
Varian Semiconductor Equipment Associates Inc.(a)	158,514	5,865,018
Xilinx Inc.	600,197	13,126,308

		745,555,558
SOFTWARE—7.81%
Activision Inc.(a)	571,087	16,961,284
Acxiom Corp.	128,930	1,512,349
Adobe Systems Inc.(a)	1,186,075	50,680,985
Autodesk Inc.(a)	465,535	23,165,022
Automatic Data Processing Inc.	1,115,930	49,692,363
BEA Systems Inc.(a)	790,242	12,470,019
BMC Software Inc.(a)	404,061	14,400,734
Broadridge Financial Solutions Inc.	279,842	6,276,856
CA Inc.	518,645	12,940,193
Cerner Corp.(a)(b)	132,630	7,480,332
Citrix Systems Inc.(a)	382,433	14,536,278
Compuware Corp.(a)	492,230	4,371,002
Dun & Bradstreet Corp. (The)	119,595	10,599,705
Electronic Arts Inc.(a)	628,209	36,693,688
Fair Isaac Corp.	11,669	375,158
Fidelity National Information Services Inc.	327,041	13,601,635
Fiserv Inc.(a)	339,256	18,825,315
Global Payments Inc.	162,637	7,565,873
IMS Health Inc.	353,658	8,148,280

Intuit Inc.(a)	679,034	21,464,265
MasterCard Inc. Class A	160,774	34,598,565
Microsoft Corp.	16,560,899	589,568,004
MoneyGram International Inc.(b)	168,694	2,592,827
MSCI Inc. Class A(a)	23,477	901,517
NAVTEQ Corp.(a)	196,879	14,884,052
Novell Inc.(a)	86,345	593,190
Oracle Corp.(a)	7,778,690	175,642,820
Paychex Inc.	684,059	24,776,617
Red Hat Inc.(a)	388,971	8,106,156
Salesforce.com Inc.(a)	191,243	11,989,024
SEI Investments Co.	260,783	8,389,389
Total System Services Inc.(b)	266,960	7,474,880
VeriFone Holdings Inc.(a)(b)	125,099	2,908,552
VMware Inc. Class A(a)(b)	63,102	5,363,039

		1,219,549,968
TELECOMMUNICATIONS—4.62%
Amdocs Ltd.(a)	398,708	13,743,465
American Tower Corp. Class A(a)	842,778	35,902,343
Ciena Corp.(a)(b)	171,772	5,859,143
Cisco Systems Inc.(a)	12,248,991	331,580,186
Citizens Communications Co.	121,520	1,546,950
CommScope Inc.(a)(b)	123,548	6,079,797
Corning Inc.	3,172,761	76,114,536
Crown Castle International Corp.(a)	382,029	15,892,406
Harris Corp.	270,878	16,978,633
JDS Uniphase Corp.(a)	226,769	3,016,028
Juniper Networks Inc.(a)	743,534	24,685,329
Leap Wireless International Inc.(a)(b)	102,962	4,802,148
Level 3 Communications Inc.(a)(b)	3,085,660	9,380,406
MetroPCS Communications Inc.(a)	115,720	2,250,754
NeuStar Inc. Class A(a)(b)	153,101	4,390,937
NII Holdings Inc. Class B(a)	348,761	16,852,132
QUALCOMM Inc.	3,362,576	132,317,366
SBA Communications Corp.(a)	207,018	7,005,489
TeleCorp PCS Inc. Escrow(c)	2,261	0
Telephone and Data Systems Inc.	92,687	5,802,206
United States Cellular Corp.(a)	11,458	963,618
Windstream Corp.	530,379	6,905,535

		722,069,407
TEXTILES—0.04%
Cintas Corp.	208,030	6,993,969

		6,993,969
TOYS, GAMES & HOBBIES—0.06%
Hasbro Inc.	99,731	2,551,119
Mattel Inc.	331,626	6,314,159

		8,865,278
TRANSPORTATION—2.14%
Burlington Northern Santa Fe Corp.	677,406	56,380,501
C.H. Robinson Worldwide Inc.	341,058	18,458,059
Con-way Inc.	71,933	2,988,097
CSX Corp.	150,351	6,612,437
Expeditors International Washington Inc.	429,962	19,210,702
FedEx Corp.	520,924	46,450,793
Frontline Ltd.	97,905	4,699,440
J.B. Hunt Transport Services Inc.	176,452	4,861,253
Kansas City Southern Industries Inc.(a)(b)	93,040	3,194,063
Kirby Corp.(a)	107,178	4,981,633
Landstar System Inc.	112,247	4,731,211

Norfolk Southern Corp.	402,591	20,306,690
Union Pacific Corp.	333,705	41,920,022
United Parcel Service Inc. Class B	1,354,527	95,792,149
UTi Worldwide Inc.	198,799	3,896,460

		334,483,510
TRUCKING & LEASING—0.02%
Aircastle Ltd.	58,117	1,530,221
GATX Corp.	37,436	1,373,152

		2,903,373
WATER—0.00%
Aqua America Inc.	18,537	392,984

		392,984

TOTAL COMMON STOCKS
(Cost: $14,270,680,218)		15,604,703,330

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.07%

MONEY MARKET FUNDS—2.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(d)(e)	51,808,222	51,808,222
BGI Cash Premier Fund LLC
4.90%(d)(e)(f)	271,104,981	271,104,981

		322,913,203

TOTAL SHORT-TERM INVESTMENTS
(Cost: $322,913,203)		322,913,203

TOTAL INVESTMENTS IN SECURITIES—101.97%
(Cost: $14,593,593,421)		15,927,616,533
Other Assets, Less Liabilities—(1.97)%		(307,354,980)

NET ASSETS—100.00%		$15,620,261,553

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.80%

ADVERTISING—0.07%
Getty Images Inc.(a)	38,109	$1,105,161
Harte-Hanks Inc.	22,503	389,302
Interpublic Group of Companies Inc. (The)(a)(b)	269,079	2,182,231
R.H. Donnelley Corp.(a)	106,074	3,869,580

		7,546,274
AEROSPACE & DEFENSE—1.58%
Alliant Techsystems Inc.(a)	6,842	778,346
DRS Technologies Inc.	57,383	3,114,175
General Dynamics Corp.	521,562	46,413,802
L-3 Communications Holdings Inc.	124,239	13,161,880
Northrop Grumman Corp.	483,873	38,051,773
Raytheon Co.	321,543	19,517,660
Spirit AeroSystems Holdings Inc. Class A(a)	18,995	655,327
United Technologies Corp.	580,169	44,406,135

		166,099,098
AGRICULTURE—1.87%
Altria Group Inc.	1,350,136	102,043,279
Archer-Daniels-Midland Co.	976,452	45,336,666
Bunge Ltd.	180,676	21,032,493
Carolina Group	65,955	5,625,961
Reynolds American Inc.	256,208	16,899,480
UST Inc.	107,452	5,888,370

		196,826,249
AIRLINES—0.16%
Northwest Airlines Corp.(a)	133,165	1,932,224
Southwest Airlines Co.	866,920	10,576,424
UAL Corp.(a)	70,267	2,505,721
US Airways Group Inc.(a)	120,974	1,779,528

		16,793,897
APPAREL—0.13%
Jones Apparel Group Inc.	128,011	2,046,896
Liz Claiborne Inc.	146,279	2,976,778
VF Corp.	133,522	9,167,621

		14,191,295
AUTO MANUFACTURERS—0.36%
Ford Motor Co.(a)(b)	3,026,265	20,366,763
General Motors Corp.	720,566	17,934,888

		38,301,651
AUTO PARTS & EQUIPMENT—0.16%
Autoliv Inc.	48,809	2,572,722
BorgWarner Inc.	137,140	6,638,947
Johnson Controls Inc.	183,567	6,615,755
TRW Automotive Holdings Corp.(a)	63,654	1,330,369

		17,157,793

BANKS—9.40%
Associated Banc-Corp	190,898	5,171,427
BancorpSouth Inc.	123,139	2,907,312
Bank of America Corp.	6,640,412	273,983,399
Bank of Hawaii Corp.	49,208	2,516,497
Bank of New York Mellon Corp. (The)	1,106,018	53,929,438
BB&T Corp.	824,460	25,286,188
BOK Financial Corp.	33,469	1,730,347
City National Corp.	61,317	3,651,427
Colonial BancGroup Inc. (The)	238,354	3,227,313
Comerica Inc.	233,140	10,148,584
Commerce Bancorp Inc.	203,989	7,780,140
Commerce Bancshares Inc.	109,142	4,896,110
Cullen/Frost Bankers Inc.	89,840	4,551,294
Discover Financial Services LLC	672,807	10,145,930
East West Bancorp Inc.	93,929	2,275,900
Fifth Third Bancorp	823,297	20,689,454
First Citizens BancShares Inc. Class A	8,902	1,298,357
First Horizon National Corp.(b)	188,281	3,417,300
Fulton Financial Corp.	258,475	2,900,089
Huntington Bancshares Inc.	546,187	8,061,720
KeyCorp	594,696	13,945,621
M&T Bank Corp.	107,217	8,745,691
Marshall & Ilsley Corp.	387,360	10,257,293
National City Corp.	863,401	14,211,580
Northern Trust Corp.	50,059	3,833,518
PNC Financial Services Group Inc. (The)	520,315	34,158,680
Popular Inc.	416,847	4,418,578
Regions Financial Corp.	1,054,508	24,939,114
State Street Corp.	113,425	9,210,110
SunTrust Banks Inc.	533,510	33,339,040
Synovus Financial Corp.	257,269	6,195,038
TCF Financial Corp.	194,089	3,480,016
U.S. Bancorp	2,601,089	82,558,565
UnionBanCal Corp.	71,706	3,507,140
Valley National Bancorp	179,564	3,422,490
Wachovia Corp.	2,974,233	113,110,081
Webster Financial Corp.	79,823	2,551,941
Wells Fargo & Co.	5,082,748	153,448,162
Whitney Holding Corp.	101,424	2,652,238
Wilmington Trust Corp.	103,092	3,628,838
Zions Bancorporation	161,929	7,560,465

		987,742,425
BEVERAGES—1.27%
Anheuser-Busch Companies Inc.	420,715	22,020,223
Brown-Forman Corp. Class B	34,439	2,552,274
Coca-Cola Co. (The)	1,175,159	72,119,508
Coca-Cola Enterprises Inc.	465,897	12,127,299
Constellation Brands Inc. Class A(a)	286,305	6,768,250
Molson Coors Brewing Co. Class B	163,784	8,454,530
Pepsi Bottling Group Inc.	157,743	6,224,539
PepsiAmericas Inc.	88,421	2,946,188

		133,212,811
BIOTECHNOLOGY—0.50%
Amgen Inc.(a)	463,525	21,526,101
Biogen Idec Inc.(a)	348,640	19,844,589
Charles River Laboratories International Inc.(a)	66,488	4,374,910
Invitrogen Corp.(a)(b)	43,796	4,090,984
Millennium Pharmaceuticals Inc.(a)	215,565	3,229,164

		53,065,748

BUILDING MATERIALS—0.22%
Armstrong World Industries Inc.(a)	29,362	1,177,710
Lennox International Inc.	70,284	2,911,163
Masco Corp.	531,897	11,494,294
Owens Corning(a)(b)	164,886	3,333,995
USG Corp.(a)(b)	119,708	4,284,349

		23,201,511
CHEMICALS—1.98%
Air Products and Chemicals Inc.	171,556	16,920,568
Airgas Inc.	7,334	382,175
Ashland Inc.	83,862	3,977,575
Cabot Corp.	28,659	955,491
Celanese Corp. Class A	68,316	2,891,133
Chemtura Corp.	337,734	2,634,325
Cytec Industries Inc.	63,026	3,881,141
Dow Chemical Co. (The)	1,426,014	56,213,472
E.I. du Pont de Nemours and Co.	1,162,076	51,235,931
Eastman Chemical Co.	125,650	7,675,958
FMC Corp.	114,444	6,242,920
Huntsman Corp.	134,833	3,465,208
International Flavors & Fragrances Inc.	31,081	1,495,929
Lubrizol Corp.	76,327	4,133,870
Mosaic Co. (The)(a)	132,073	12,459,767
PPG Industries Inc.	245,419	17,235,776
Rohm & Haas Co.	94,354	5,007,367
RPM International Inc.	25,041	508,332
Sigma-Aldrich Corp.	137,032	7,481,947
Valspar Corp. (The)	135,172	3,046,777
Westlake Chemical Corp.	28,400	539,316

		208,384,978
COMMERCIAL SERVICES—0.32%
Avis Budget Group Inc.(a)	98,690	1,282,970
Convergys Corp.(a)	204,830	3,371,502
Genpact Ltd.(a)	8,065	122,830
Hertz Global Holdings Inc.(a)	166,460	2,645,049
Hewitt Associates Inc. Class A(a)	53,137	2,034,616
McKesson Corp.	34,698	2,273,066
R.R. Donnelley & Sons Co.	329,032	12,417,668
Service Corp. International	416,406	5,850,504
United Rentals Inc.(a)	128,200	2,353,752
Western Union Co.	66,329	1,610,468

		33,962,425
COMPUTERS—1.26%
Affiliated Computer Services Inc. Class A(a)	80,635	3,636,638
Cadence Design Systems Inc.(a)	301,212	5,123,616
Computer Sciences Corp.(a)	259,442	12,834,596
Electronic Data Systems Corp.	319,532	6,623,898
International Business Machines Corp.	416,984	45,075,970
Lexmark International Inc. Class A(a)	64,289	2,241,115
NCR Corp.(a)	235,142	5,902,064
SanDisk Corp.(a)	138,245	4,585,587
Seagate Technology	505,689	12,895,069
Sun Microsystems Inc.(a)	994,056	18,022,235
Teradata Corp.(a)	235,078	6,443,488
Unisys Corp.(a)	520,649	2,462,670
Western Digital Corp.(a)	232,882	7,035,365

		132,882,311
COSMETICS & PERSONAL CARE—2.08%
Alberto-Culver Co.	104,543	2,565,485

Avon Products Inc.	50,964	2,014,607
Colgate-Palmolive Co.	59,578	4,644,701
Procter & Gamble Co. (The)	2,845,962	208,950,530

		218,175,323
DISTRIBUTION & WHOLESALE—0.19%
Genuine Parts Co.	254,715	11,793,304
Ingram Micro Inc. Class A(a)	217,757	3,928,336
Tech Data Corp.(a)	82,224	3,101,489
W.W. Grainger Inc.	16,326	1,428,852

		20,251,981
DIVERSIFIED FINANCIAL SERVICES—8.53%
AmeriCredit Corp.(a)(b)	163,857	2,095,731
Ameriprise Financial Inc.	352,124	19,405,554
Bear Stearns Companies Inc. (The)	177,939	15,703,117
BlackRock Inc.	41,052	8,900,074
Capital One Financial Corp.	585,674	27,678,953
CIT Group Inc.	286,705	6,889,521
Citigroup Inc.	7,399,859	217,851,849
Countrywide Financial Corp.	886,142	7,922,109
E*TRADE Financial Corp.(a)(b)	398,390	1,414,284
Federal Home Loan Mortgage Corp.	601,915	20,507,244
Federal National Mortgage Association	1,456,016	58,211,520
GLG Partners Inc.(a)(b)	16,175	219,980
Goldman Sachs Group Inc. (The)	343,501	73,869,890
IndyMac Bancorp Inc.(b)	120,888	719,284
Invesco Ltd.	130,014	4,079,839
Janus Capital Group Inc.	58,895	1,934,701
Jefferies Group Inc.	187,946	4,332,155
JPMorgan Chase & Co.	5,111,668	223,124,308
Legg Mason Inc.	115,860	8,475,159
Lehman Brothers Holdings Inc.	796,983	52,154,568
Merrill Lynch & Co. Inc.	987,143	52,989,836
MF Global Ltd.(a)	66,538	2,093,951
Morgan Stanley	1,487,153	78,982,696
NASDAQ Stock Market Inc. (The)(a)	33,914	1,678,404
Raymond James Financial Inc.	141,142	4,609,698
Student Loan Corp. (The)	5,942	653,620

		896,498,045
ELECTRIC—5.84%
Alliant Energy Corp.	169,939	6,914,818
Ameren Corp.	309,477	16,776,748
American Electric Power Co. Inc.	596,697	27,782,212
CMS Energy Corp.	335,657	5,833,719
Consolidated Edison Inc.	404,903	19,779,512
Constellation Energy Group Inc.	60,342	6,186,865
Dominion Resources Inc.	871,235	41,340,101
DPL Inc.	78,633	2,331,468
DTE Energy Co.	244,750	10,759,210
Duke Energy Corp.	1,884,073	38,001,752
Dynegy Inc. Class A(a)	422,704	3,018,107
Edison International	487,527	26,019,316
Energy East Corp.	236,260	6,428,635
Entergy Corp.	295,179	35,279,794
Exelon Corp.	551,426	45,018,419
FirstEnergy Corp.	456,138	32,997,023
FPL Group Inc.	607,978	41,208,749
Great Plains Energy Inc.	128,322	3,762,401
Hawaiian Electric Industries Inc.	122,798	2,796,110
Integrys Energy Group Inc.	113,024	5,842,211
MDU Resources Group Inc.	271,859	7,506,027
Mirant Corp.(a)(b)	120,237	4,686,838

Northeast Utilities	231,026	7,233,424
NRG Energy Inc.(a)	70,550	3,057,637
NSTAR	159,909	5,791,904
OGE Energy Corp.	137,503	4,989,984
Pepco Holdings Inc.	288,669	8,466,662
PG&E Corp.	526,026	22,666,460
Pinnacle West Capital Corp.	149,704	6,348,947
PPL Corp.	146,386	7,625,247
Progress Energy Inc.	385,479	18,668,748
Public Service Enterprise Group Inc.	379,513	37,283,357
Puget Energy Inc.	175,191	4,805,489
Reliant Energy Inc.(a)	510,707	13,400,952
SCANA Corp.	174,810	7,368,241
Sierra Pacific Resources Corp.	283,146	4,807,819
Southern Co. (The)	1,124,664	43,580,730
TECO Energy Inc.	314,157	5,406,642
Wisconsin Energy Corp.	174,840	8,516,456
Xcel Energy Inc.	611,304	13,797,131

		614,085,865
ELECTRICAL COMPONENTS & EQUIPMENT—0.19%
Emerson Electric Co.	200,919	11,384,071
Energizer Holdings Inc.(a)	23,786	2,667,124
Hubbell Inc. Class B	59,533	3,071,903
Molex Inc.	88,825	2,424,922

		19,548,020
ELECTRONICS—0.66%
Applied Biosystems Group	206,534	7,005,633
Arrow Electronics Inc.(a)	83,503	3,279,998
Avnet Inc.(a)	92,674	3,240,810
AVX Corp.	60,051	805,884
Jabil Circuit Inc.	102,333	1,562,625
PerkinElmer Inc.	134,589	3,502,006
Sanmina-SCI Corp.(a)	612,210	1,114,222
Thermo Fisher Scientific Inc.(a)	317,262	18,299,672
Tyco Electronics Ltd.	741,551	27,533,789
Vishay Intertechnology Inc.(a)	229,553	2,619,200

		68,963,839
ENGINEERING & CONSTRUCTION—0.15%
KBR Inc.(a)	252,334	9,790,559
Shaw Group Inc. (The)(a)	10,165	614,373
URS Corp.(a)	93,170	5,061,926

		15,466,858
ENTERTAINMENT—0.03%
DreamWorks Animation SKG Inc. Class A(a)	20,335	519,356
International Speedway Corp. Class A	52,011	2,141,813
Regal Entertainment Group Class A	21,865	395,101
Warner Music Group Corp.	23,792	144,180

		3,200,450
ENVIRONMENTAL CONTROL—0.15%
Allied Waste Industries Inc.(a)(b)	361,815	3,987,201
Republic Services Inc.	26,092	817,984
Waste Management Inc.	339,574	11,093,883

		15,899,068
FOOD—2.23%
Campbell Soup Co.	149,294	5,334,275
ConAgra Foods Inc.	744,596	17,713,939
Corn Products International Inc.	111,059	4,081,418
Dean Foods Co.	181,283	4,687,978

Del Monte Foods Co.	301,610	2,853,231
General Mills Inc.	445,134	25,372,638
H.J. Heinz Co.	218,053	10,178,714
Hershey Co. (The)	73,951	2,913,669
Hormel Foods Corp.	110,803	4,485,305
J.M. Smucker Co. (The)	84,815	4,362,884
Kellogg Co.	115,700	6,066,151
Kraft Foods Inc.	2,399,710	78,302,537
Kroger Co. (The)	346,905	9,265,833
McCormick & Co. Inc. NVS	65,894	2,498,042
Safeway Inc.	660,866	22,608,226
Sara Lee Corp.	525,099	8,433,090
Smithfield Foods Inc.(a)	163,217	4,720,236
SUPERVALU Inc.	314,094	11,784,807
Tyson Foods Inc. Class A	395,000	6,055,350
Wm. Wrigley Jr. Co.	42,945	2,514,430

		234,232,753
FOREST PRODUCTS & PAPER—0.78%
Domtar Corp.(a)	328,586	2,526,826
International Paper Co.	651,889	21,108,166
Louisiana-Pacific Corp.	156,075	2,135,106
MeadWestvaco Corp.	275,750	8,630,975
Plum Creek Timber Co. Inc.	243,640	11,217,186
Rayonier Inc.	108,583	5,129,461
Smurfit-Stone Container Corp.(a)	381,099	4,024,405
Temple-Inland Inc.	157,873	3,291,652
Weyerhaeuser Co.	323,105	23,825,763

		81,889,540
GAS—0.57%
AGL Resources Inc.	116,116	4,370,606
Atmos Energy Corp.	132,688	3,720,572
Energen Corp.	107,240	6,888,025
NiSource Inc.	409,735	7,739,894
Sempra Energy	394,760	24,427,749
Southern Union Co.	161,100	4,729,896
UGI Corp.	158,585	4,321,441
Vectren Corp.	114,512	3,321,993

		59,520,176
HAND & MACHINE TOOLS—0.14%
Black & Decker Corp. (The)	45,234	3,150,548
Kennametal Inc.	49,158	1,861,122
Lincoln Electric Holdings Inc.	20,456	1,456,058
Snap-On Inc.	86,836	4,188,969
Stanley Works (The)	84,796	4,110,910

		14,767,607
HEALTH CARE - PRODUCTS—2.33%
Beckman Coulter Inc.	17,581	1,279,897
Boston Scientific Corp.(a)	1,993,185	23,180,742
Cooper Companies Inc. (The)	40,103	1,523,914
Covidien Ltd.	741,443	32,838,510
Hillenbrand Industries Inc.	76,647	4,271,537
Johnson & Johnson	2,708,898	180,683,497
Kinetic Concepts Inc.(a)	14,631	783,636

		244,561,733
HEALTH CARE - SERVICES—0.62%
Aetna Inc.	146,283	8,444,918
Brookdale Senior Living Inc.	43,038	1,222,710
Community Health Systems Inc.(a)	130,820	4,822,025
Coventry Health Care Inc.(a)	15,059	892,246

Health Management Associates Inc. Class A	363,225	2,172,085
LifePoint Hospitals Inc.(a)(b)	86,320	2,567,157
Quest Diagnostics Inc.	17,171	908,346
Tenet Healthcare Corp.(a)	158,547	805,419
Universal Health Services Inc. Class B	49,205	2,519,296
WellPoint Inc.(a)	469,220	41,164,671

		65,518,873
HOLDING COMPANIES - DIVERSIFIED—0.11%
Leucadia National Corp.	245,102	11,544,304

		11,544,304
HOME BUILDERS—0.27%
Centex Corp.	170,242	4,300,313
D.R. Horton Inc.	468,966	6,176,282
KB Home	115,349	2,491,538
Lennar Corp. Class A	203,180	3,634,890
M.D.C. Holdings Inc.	52,308	1,942,196
NVR Inc.(a)(b)	3,562	1,866,488
Pulte Homes Inc.	204,181	2,152,068
Ryland Group Inc.	63,203	1,741,243
Thor Industries Inc.	4,456	169,373
Toll Brothers Inc.(a)(b)	188,352	3,778,341

		28,252,732
HOME FURNISHINGS—0.03%
Whirlpool Corp.	33,462	2,731,503

		2,731,503
HOUSEHOLD PRODUCTS & WARES—0.45%
Avery Dennison Corp.	23,469	1,247,143
Church & Dwight Co. Inc.	5,643	305,117
Clorox Co. (The)	16,411	1,069,505
Fortune Brands Inc.	228,359	16,524,057
Jarden Corp.(a)	50,036	1,181,350
Kimberly-Clark Corp.	353,477	24,510,095
Scotts Miracle-Gro Co. (The) Class A	53,073	1,985,992

		46,823,259
HOUSEWARES—0.05%
Newell Rubbermaid Inc.	201,597	5,217,330

		5,217,330
INSURANCE—8.03%
ACE Ltd.	464,664	28,706,942
Aflac Inc.	61,450	3,848,613
Alleghany Corp.(a)	7,389	2,970,378
Allied World Assurance Holdings Ltd.	90,252	4,527,943
Allstate Corp. (The)	853,763	44,592,041
Ambac Financial Group Inc.(b)	151,958	3,915,958
American Financial Group Inc.	123,108	3,555,359
American International Group Inc.	3,119,153	181,846,620
American National Insurance Co.	23,416	2,838,956
Aon Corp.	439,443	20,957,037
Arch Capital Group Ltd.(a)	71,398	5,022,849
Arthur J. Gallagher & Co.	113,094	2,735,744
Assurant Inc.	180,895	12,101,875
Axis Capital Holdings Ltd.	229,847	8,957,138
Chubb Corp.	600,626	32,782,167
Cincinnati Financial Corp.	256,666	10,148,574
CNA Financial Corp.	40,344	1,360,400
Conseco Inc.(a)	282,032	3,542,322
Endurance Specialty Holdings Ltd.	87,769	3,662,600
Erie Indemnity Co. Class A	54,686	2,837,657

Everest Re Group Ltd.	94,446	9,482,378
Fidelity National Financial Inc.	331,419	4,842,032
First American Corp.	136,944	4,672,529
Genworth Financial Inc. Class A	650,103	16,545,121
Hanover Insurance Group Inc. (The)	72,951	3,341,156
Hartford Financial Services Group Inc. (The)	473,838	41,313,935
HCC Insurance Holdings Inc.	95,135	2,728,472
Lincoln National Corp.	405,195	23,590,453
Loews Corp.	651,555	32,799,279
Markel Corp.(a)	14,896	7,315,426
Marsh & McLennan Companies Inc.	778,524	20,607,530
MBIA Inc.(b)	195,990	3,651,294
Mercury General Corp.	39,833	1,984,082
MetLife Inc.	705,772	43,489,671
MGIC Investment Corp.(b)	124,232	2,786,524
Nationwide Financial Services Inc. Class A	79,385	3,573,119
Old Republic International Corp.	345,971	5,331,413
OneBeacon Insurance Group Ltd.	41,897	900,785
PartnerRe Ltd.	66,065	5,452,344
Philadelphia Consolidated Holding Corp.(a)	19,897	782,947
PMI Group Inc. (The)	122,013	1,620,333
Principal Financial Group Inc.	378,257	26,039,212
Progressive Corp. (The)	1,043,593	19,995,242
Protective Life Corp.	105,043	4,308,864
Prudential Financial Inc.	525,862	48,926,200
Radian Group Inc.(b)	119,679	1,397,851
Reinsurance Group of America Inc.	43,967	2,307,388
RenaissanceRe Holdings Ltd.	107,875	6,498,390
Safeco Corp.	141,349	7,870,312
StanCorp Financial Group Inc.	74,148	3,735,576
Torchmark Corp.	142,784	8,642,716
Transatlantic Holdings Inc.	25,919	1,883,534
Travelers Companies Inc. (The)	993,573	53,454,227
Unitrin Inc.	68,092	3,267,735
Unum Group	539,362	12,831,422
W.R. Berkley Corp.	175,878	5,242,923
Wesco Financial Corp.	2,102	855,514
White Mountains Insurance Group Ltd.	13,606	6,994,164
XL Capital Ltd. Class A	245,452	12,348,690

		844,321,956
INTERNET—0.39%
Expedia Inc.(a)	283,700	8,970,594
IAC/InterActiveCorp(a)	243,641	6,558,816
Liberty Media Corp. - Liberty Interactive Group Series A(a)	364,694	6,958,362
Symantec Corp.(a)	1,154,498	18,633,598

		41,121,370
INVESTMENT COMPANIES—0.13%
Allied Capital Corp.(b)	227,285	4,886,627
American Capital Strategies Ltd.	280,965	9,260,606

		14,147,233
IRON & STEEL—0.52%
Carpenter Technology Corp.	32,574	2,448,588
Nucor Corp.	349,944	20,723,684
Reliance Steel & Aluminum Co.	88,557	4,799,789
Steel Dynamics Inc.	87,063	5,186,343
United States Steel Corp.	177,080	21,410,743

		54,569,147
LEISURE TIME—0.26%
Brunswick Corp.	135,540	2,310,957

Carnival Corp.	382,693	17,026,012
Royal Caribbean Cruises Ltd.	199,161	8,452,393

		27,789,362
LODGING—0.16%
Harrah’s Entertainment Inc.	118,902	10,552,552
Orient-Express Hotels Ltd.	3,315	190,679
Wyndham Worldwide Corp.	252,347	5,945,295

		16,688,526
MACHINERY—0.63%
AGCO Corp.(a)	47,341	3,218,241
Deere & Co.	640,886	59,679,304
Flowserve Corp.	8,522	819,816
Gardner Denver Inc.(a)	78,909	2,603,997

		66,321,358
MANUFACTURING—6.58%
Carlisle Companies Inc.	67,610	2,503,598
Cooper Industries Ltd.	185,529	9,810,774
Crane Co.	76,462	3,280,220
Dover Corp.	207,201	9,549,894
Eastman Kodak Co.	430,097	9,406,221
Eaton Corp.	193,414	18,751,487
General Electric Co.	13,682,712	507,218,134
Honeywell International Inc.	167,843	10,334,094
Illinois Tool Works Inc.	188,349	10,084,205
Ingersoll-Rand Co. Ltd. Class A	382,546	17,776,913
ITT Industries Inc.	237,699	15,697,642
Leggett & Platt Inc.	265,350	4,627,704
Pall Corp.	15,839	638,628
Parker Hannifin Corp.	260,056	19,584,817
Pentair Inc.	149,616	5,208,133
SPX Corp.	78,331	8,056,343
Teleflex Inc.	58,608	3,692,890
3M Co.	68,789	5,800,286
Trinity Industries Inc.	14,985	415,984
Tyco International Ltd.	741,510	29,400,871

		691,838,838
MEDIA—3.00%
Cablevision Systems Corp.(a)	221,417	5,424,716
CBS Corp. Class B	899,017	24,498,213
Central European Media Enterprises Ltd.(a)	4,661	540,583
Clear Channel Communications Inc.	583,723	20,150,118
Comcast Corp. Class A(a)	1,709,885	31,222,500
Discovery Holding Co. Class A(a)	188,017	4,726,747
E.W. Scripps Co. Class A	134,657	6,060,912
Gannett Co. Inc.	350,817	13,681,863
Hearst-Argyle Television Inc.	36,588	808,961
Idearc Inc.	220,235	3,867,327
Liberty Global Inc. Class A(a)	281,816	11,044,369
Liberty Media Corp. - Liberty Capital Group Series A(a)	193,085	22,492,472
McClatchy Co. (The) Class A(b)	67,112	840,242
New York Times Co. (The) Class A	160,154	2,807,500
News Corp. Class A	1,156,055	23,687,567
Time Warner Cable Inc. Class A(a)	104,300	2,878,680
Time Warner Inc.	4,823,259	79,632,006
Walt Disney Co. (The)	1,663,479	53,697,102
Washington Post Co. (The) Class B	8,773	6,943,215

		315,005,093

METAL FABRICATE & HARDWARE—0.09%
Commercial Metals Co.	178,581	5,259,210
Timken Co. (The)	142,034	4,665,817

		9,925,027
MINING—0.72%
Alcoa Inc.	1,300,768	47,543,070
Freeport-McMoRan Copper & Gold Inc.	100,494	10,294,605
Newmont Mining Corp.	370,672	18,099,914

		75,937,589
OFFICE & BUSINESS EQUIPMENT—0.24%
Pitney Bowes Inc.	59,789	2,274,374
Xerox Corp.	1,402,757	22,710,636

		24,985,010
OFFICE FURNISHINGS—0.00%
Steelcase Inc. Class A	25,451	403,907

		403,907
OIL & GAS—15.89%
Anadarko Petroleum Corp.	694,013	45,589,714
Apache Corp.	495,404	53,275,746
Chesapeake Energy Corp.	287,216	11,258,867
Chevron Corp.	3,215,987	300,148,067
Cimarex Energy Co.	124,381	5,289,924
ConocoPhillips	2,445,615	215,947,804
Continental Resources Inc.(a)	23,291	608,594
Devon Energy Corp.	665,848	59,200,546
ENSCO International Inc.	16,105	960,180
EOG Resources Inc.	366,003	32,665,768
Exxon Mobil Corp.	6,709,702	628,631,980
Forest Oil Corp.(a)	118,080	6,003,187
Frontier Oil Corp.	82,190	3,335,270
Helmerich & Payne Inc.	154,304	6,182,961
Hess Corp.	415,300	41,887,158
Marathon Oil Corp.	1,076,631	65,523,763
Murphy Oil Corp.	281,524	23,884,496
Nabors Industries Ltd.(a)	50,067	1,371,335
Newfield Exploration Co.(a)	194,328	10,241,086
Noble Energy Inc.	219,463	17,451,698
Occidental Petroleum Corp.	1,247,671	96,058,190
Patterson-UTI Energy Inc.	234,597	4,579,333
Pioneer Natural Resources Co.	184,513	9,011,615
Plains Exploration & Production Co.(a)	166,830	9,008,820
Pride International Inc.(a)	64,620	2,190,618
Rowan Companies Inc.	47,479	1,873,521
SandRidge Energy Inc.(a)	22,456	805,272
St. Mary Land & Exploration Co.	93,942	3,627,101
Unit Corp.(a)	14,982	692,917
Valero Energy Corp.	173,158	12,126,255
W&T Offshore Inc.	15,364	460,305
Western Refining Inc.	19,325	467,858

		1,670,359,949
OIL & GAS SERVICES—0.06%
Helix Energy Solutions Group Inc.(a)	27,347	1,134,901
SEACOR Holdings Inc.(a)	36,087	3,346,708
Tidewater Inc.	29,023	1,592,202

		6,073,811
PACKAGING & CONTAINERS—0.14%
Bemis Co. Inc.	156,096	4,273,908
Owens-Illinois Inc.(a)	14,545	719,978
Sealed Air Corp.	208,534	4,825,477

Sonoco Products Co.	149,513	4,886,085

		14,705,448
PHARMACEUTICALS—3.51%
AmerisourceBergen Corp.	135,228	6,067,680
Eli Lilly and Co.	759,609	40,555,525
King Pharmaceuticals Inc.(a)	364,117	3,728,558
Merck & Co. Inc.	564,154	32,782,989
Omnicare Inc.	160,332	3,657,173
Pfizer Inc.	10,501,699	238,703,618
Watson Pharmaceuticals Inc.(a)	63,859	1,733,133
Wyeth	954,081	42,160,839

		369,389,515
PIPELINES—0.68%
El Paso Corp.	1,046,793	18,046,711
Equitable Resources Inc.	43,477	2,316,455
National Fuel Gas Co.	124,810	5,826,131
ONEOK Inc.	155,318	6,953,587
Questar Corp.	169,495	9,169,680
Spectra Energy Corp.	945,478	24,412,242
Williams Companies Inc. (The)	146,263	5,233,290

		71,958,096
REAL ESTATE—0.01%
Forestar Real Estate Group Inc.	52,624	1,241,408

		1,241,408
REAL ESTATE INVESTMENT TRUSTS—2.16%
AMB Property Corp.	148,938	8,572,871
Annaly Capital Management Inc.	600,699	10,920,708
Apartment Investment and Management Co. Class A	137,200	4,764,956
AvalonBay Communities Inc.	119,078	11,210,003
Boston Properties Inc.	153,180	14,063,456
Brandywine Realty Trust	130,354	2,337,247
BRE Properties Inc. Class A	75,973	3,079,186
Camden Property Trust	85,245	4,104,547
CapitalSource Inc.	86,706	1,525,159
CBL & Associates Properties Inc.	96,478	2,306,789
Colonial Properties Trust	68,796	1,556,853
Developers Diversified Realty Corp.	186,814	7,153,108
Douglas Emmett Inc.	154,780	3,499,576
Duke Realty Corp.	58,571	1,527,532
Equity Residential	405,219	14,778,337
Essex Property Trust Inc.	19,664	1,917,043
Federal Realty Investment Trust	40,547	3,330,936
General Growth Properties Inc.	144,952	5,969,123
HCP Inc.(b)	307,989	10,711,857
Health Care REIT Inc.	105,350	4,708,092
Hospitality Properties Trust	140,353	4,522,174
Host Hotels & Resorts Inc.	774,346	13,194,856
HRPT Properties Trust	336,598	2,601,903
iStar Financial Inc.	191,633	4,992,040
Kimco Realty Corp.	320,984	11,683,818
Liberty Property Trust	136,790	3,940,920
Mack-Cali Realty Corp.	101,559	3,453,006
ProLogis	47,804	3,029,818
Public Storage	172,194	12,640,762
Regency Centers Corp.	103,879	6,699,157
Simon Property Group Inc.	147,673	12,826,877
SL Green Realty Corp.	88,823	8,301,398
Taubman Centers Inc.	36,040	1,772,808
Thornburg Mortgage Inc.(b)	196,337	1,814,154

Vornado Realty Trust	199,556	17,550,950

		227,062,020
RETAIL—2.67%
AnnTaylor Stores Corp.(a)	19,241	491,800
AutoNation Inc.(a)	206,002	3,225,991
Barnes & Noble Inc.	70,392	2,425,004
BJ’s Wholesale Club Inc.(a)	97,671	3,304,210
Circuit City Stores Inc.	143,517	602,771
Copart Inc.(a)	6,793	289,042
Costco Wholesale Corp.	208,683	14,557,726
CVS Caremark Corp.	1,027,327	40,836,248
Dillard’s Inc. Class A	91,833	1,724,624
Foot Locker Inc.	232,333	3,173,669
Gap Inc. (The)	801,527	17,056,495
Home Depot Inc.	1,061,999	28,610,253
Macy’s Inc.	651,176	16,845,923
McDonald’s Corp.	1,416,656	83,455,205
OfficeMax Inc.	61,121	1,262,760
Penske Automotive Group Inc.	84,017	1,466,937
RadioShack Corp.	59,771	1,007,739
Rite Aid Corp.(a)(b)	1,018,216	2,840,823
Saks Inc.(a)	29,184	605,860
Sears Holdings Corp.(a)(b)	112,110	11,440,826
Wal-Mart Stores Inc.	959,716	45,615,301

		280,839,207
SAVINGS & LOANS—0.50%
Astoria Financial Corp.	129,757	3,019,445
Capitol Federal Financial	10,061	311,891
Guaranty Financial Group Inc.	52,624	841,989
Hudson City Bancorp Inc.	490,918	7,373,588
New York Community Bancorp Inc.	480,738	8,451,374
People’s United Financial Inc.	163,837	2,916,299
Sovereign Bancorp Inc.	640,669	7,303,627
TFS Financial Corp.(a)	130,524	1,558,457
Washington Federal Inc.	130,702	2,759,119
Washington Mutual Inc.	1,319,119	17,953,210

		52,488,999
SEMICONDUCTORS—0.29%
Advanced Micro Devices Inc.(a)	533,829	4,003,718
Atmel Corp.(a)	673,933	2,911,391
Cree Inc.(a)(b)	94,581	2,598,140
Fairchild Semiconductor International Inc. Class A(a)	109,510	1,580,229
Integrated Device Technology Inc.(a)	196,550	2,222,981
International Rectifier Corp.(a)	83,815	2,847,196
Intersil Corp. Class A	91,490	2,239,675
LSI Corp.(a)	438,738	2,329,699
Micron Technology Inc.(a)(b)	761,559	5,521,303
Novellus Systems Inc.(a)(b)	60,757	1,675,070
QLogic Corp.(a)	21,462	304,760
Rambus Inc.(a)	32,539	681,367
Teradyne Inc.(a)	128,959	1,333,436

		30,248,965
SOFTWARE—0.18%
CA Inc.	230,869	5,760,182
Compuware Corp.(a)	84,249	748,131
Fair Isaac Corp.	77,515	2,492,107
Fidelity National Information Services Inc.	45,320	1,884,859
IMS Health Inc.	31,086	716,221
Metavante Technologies Inc.(a)	129,093	3,010,449

MSCI Inc. Class A(a)	3,193	122,611
Novell Inc.(a)	453,666	3,116,685
VMware Inc. Class A(a)(b)	10,137	861,544

		18,712,789
TELECOMMUNICATIONS—7.25%
ADC Telecommunications Inc.(a)	175,276	2,725,542
AT&T Inc.	9,223,686	383,336,390
CenturyTel Inc.	163,752	6,789,158
Citizens Communications Co.	421,862	5,370,303
Clearwire Corp. Class A(a)(b)	34,341	470,815
CommScope Inc.(a)	7,302	359,331
Crown Castle International Corp.(a)	63,081	2,624,170
Embarq Corp.	225,837	11,185,707
JDS Uniphase Corp.(a)	139,581	1,856,427
Juniper Networks Inc.(a)	217,521	7,221,697
Motorola Inc.	3,463,474	55,554,123
Qwest Communications International Inc.(a)	2,405,014	16,859,148
Sprint Nextel Corp.	4,208,638	55,259,417
TeleCorp PCS Inc. Escrow(c)	4,031	0
Telephone and Data Systems Inc.	84,673	5,300,530
Tellabs Inc.(a)	653,592	4,274,492
United States Cellular Corp.(a)	17,027	1,431,971
Verizon Communications Inc.	4,344,422	189,807,797
Virgin Media Inc.	437,983	7,507,029
Windstream Corp.	319,121	4,154,955

		762,089,002
TEXTILES—0.07%
Cintas Corp.	48,286	1,623,375
Mohawk Industries Inc.(a)(b)	82,271	6,120,962

		7,744,337
TOYS, GAMES & HOBBIES—0.09%
Hasbro Inc.	146,298	3,742,303
Mattel Inc.	302,502	5,759,638

		9,501,941
TRANSPORTATION—0.81%
Alexander & Baldwin Inc.	64,286	3,321,015
Burlington Northern Santa Fe Corp.	30,367	2,527,445
Con-way Inc.	14,875	617,908
CSX Corp.	542,308	23,850,706
FedEx Corp.	74,242	6,620,159
Kansas City Southern Industries Inc.(a)(b)	45,624	1,566,272
Norfolk Southern Corp.	289,709	14,612,922
Overseas Shipholding Group Inc.	46,863	3,488,013
Ryder System Inc.	86,691	4,075,344
Teekay Corp.	60,153	3,200,741
Union Pacific Corp.	155,689	19,557,652
YRC Worldwide Inc.(a)(b)	86,426	1,477,020

		84,915,197
TRUCKING & LEASING—0.02%
GATX Corp.	43,933	1,611,462

		1,611,462
WATER—0.04%
Aqua America Inc.	185,426	3,931,031

		3,931,031

TOTAL COMMON STOCKS
(Cost: $10,481,592,054)		10,492,445,318

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.51%

MONEY MARKET FUNDS—1.51%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(d)(e)	74,263,042	74,263,042
BGI Cash Premier Fund LLC
4.90%(d)(e)(f)	84,376,609	84,376,609

		158,639,651

TOTAL SHORT-TERM INVESTMENTS
(Cost: $158,639,651)		158,639,651

TOTAL INVESTMENTS IN SECURITIES—101.31%
(Cost: $10,640,231,705)		10,651,084,969

SHORT POSITIONS(g)—(0.03)%

COMMON STOCKS—(0.03)%
Total System Services Inc.	(124,518)	(3,486,504)

		(3,486,504)

TOTAL SHORT POSITIONS
(Proceeds: $3,591,978)		(3,486,504)
Other Assets, Less Liabilities—(1.28)%		(134,462,170)

NET ASSETS—100.00%		$10,513,136,295

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.
(g)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.98%

ADVERTISING—0.18%
Gaiam Inc.(a)	142,265	$4,222,425
Greenfield Online Inc.(a)	178,607	2,609,448
inVentiv Health Inc.(a)	255,710	7,916,782
Marchex Inc. Class B(b)	230,260	2,500,624
ValueVision Media Inc. Class A(a)	252,592	1,588,804

		18,838,083
AEROSPACE & DEFENSE—1.22%
AAR Corp.(a)	306,141	11,642,542
AeroVironment Inc.(a)	57,202	1,384,288
Argon ST Inc.(a)	106,963	1,985,233
Curtiss-Wright Corp.	363,682	18,256,836
Esterline Technologies Corp.(a)	240,106	12,425,485
GenCorp Inc.(a)(b)	460,779	5,372,683
HEICO Corp.	209,864	11,433,391
Innovative Solutions and Support Inc.(a)(b)	103,714	1,004,989
Kaman Corp.	200,093	7,365,423
Moog Inc. Class A(a)	311,075	14,250,346
MTC Technologies Inc.(a)	77,383	1,818,500
Orbital Sciences Corp.(a)	487,395	11,950,925
Teledyne Technologies Inc.(a)	286,994	15,305,390
TransDigm Group Inc.(a)	77,048	3,480,258
Triumph Group Inc.	135,211	11,134,626

		128,810,915
AGRICULTURE—0.32%
Alico Inc.	29,397	1,072,990
Alliance One International Inc.(a)	786,305	3,200,261
Andersons Inc. (The)	127,873	5,728,710
Cadiz Inc.(a)(b)	97,832	2,054,472
Maui Land & Pineapple Co. Inc.(a)	36,522	1,063,155
Tejon Ranch Co.(a)	90,771	3,707,995
Universal Corp.	222,074	11,374,630
Vector Group Ltd.	255,311	5,121,539

		33,323,752
AIRLINES—0.46%
AirTran Holdings Inc.(a)	751,548	5,381,084
Alaska Air Group Inc.(a)	332,515	8,316,200
Allegiant Travel Co.(a)	43,180	1,387,805
ExpressJet Holdings Inc.(a)(b)	444,663	1,102,764
JetBlue Airways Corp.(a)(b)	1,466,388	8,651,689
Midwest Air Group Inc.(a)	202,216	2,992,797
Pinnacle Airlines Corp.(a)(b)	151,536	2,310,924
Republic Airways Holdings Inc.(a)	277,048	5,427,370
SkyWest Inc.	499,907	13,422,503

		48,993,136

APPAREL—1.14%
Carter’s Inc.(a)	479,749	9,283,143
Cherokee Inc.	61,609	1,988,122
Columbia Sportswear Co.	113,631	5,009,991
Deckers Outdoor Corp.(a)(b)	104,980	16,278,199
G-III Apparel Group Ltd.(a)	106,604	1,574,541
Gymboree Corp.(a)	234,210	7,134,037
Heelys Inc.(a)(b)	53,384	371,553
Iconix Brand Group Inc.(a)(b)	416,396	8,186,345
Kellwood Co.	213,583	3,554,021
K-Swiss Inc. Class A	212,263	3,841,960
Maidenform Brands Inc.(a)	189,135	2,558,997
NexCen Brands Inc.(a)	375,640	1,818,098
Oxford Industries Inc.	126,410	3,257,586
Perry Ellis International Inc.(a)	93,389	1,436,323
Quiksilver Inc.(a)	1,021,199	8,761,887
SKECHERS U.S.A. Inc. Class A(a)	167,481	3,267,554
Steven Madden Ltd.(a)	168,406	3,368,120
Timberland Co. Class A(a)	387,874	7,012,762
True Religion Apparel Inc.(a)(b)	114,663	2,448,055
Volcom Inc.(a)(b)	120,171	2,647,367
Warnaco Group Inc. (The)(a)	380,148	13,229,150
Weyco Group Inc.	60,973	1,676,757
Wolverine World Wide Inc.	447,302	10,967,845

		119,672,413
AUTO MANUFACTURERS—0.07%
A.S.V. Inc.(a)(b)	167,242	2,316,302
Force Protection Inc.(a)(b)	559,457	2,618,259
Wabash National Corp.	251,010	1,930,267

		6,864,828
AUTO PARTS & EQUIPMENT—0.90%
Accuride Corp.(a)	193,851	1,523,669
Aftermarket Technology Corp.(a)	179,390	4,890,171
American Axle & Manufacturing Holdings Inc.	367,382	6,840,653
Amerigon Inc. Class A(a)	177,708	3,756,747
ArvinMeritor Inc.	586,425	6,878,765
Commercial Vehicle Group Inc.(a)	176,050	2,552,725
Cooper Tire & Rubber Co.	506,608	8,399,561
Exide Technologies Inc.(a)	612,531	4,900,248
Hayes Lemmerz International Inc.(a)	821,584	3,754,639
Lear Corp.(a)	629,775	17,419,576
Miller Industries Inc.(a)	82,073	1,123,579
Modine Manufacturing Co.	266,409	4,398,413
Noble International Ltd.	96,207	1,569,136
Spartan Motors Inc.(b)	264,843	2,023,401
Standard Motor Products Inc.	128,985	1,052,518
Superior Industries International Inc.	187,574	3,408,220
Tenneco Inc.(a)	380,083	9,908,764
Titan International Inc.(b)	197,769	6,182,259
Visteon Corp.(a)	1,065,021	4,675,442

		95,258,486
BANKS—5.73%
Alabama National BanCorporation	139,724	10,871,924
AMCORE Financial Inc.	189,526	4,302,240
AmericanWest Bancorporation	141,368	2,492,318
Ameris Bancorp	111,386	1,876,854
BancFirst Corp.	65,271	2,796,862
Banco Latinoamericano de Exportaciones SA Class E	223,516	3,645,546
Bancorp Inc. (The)(a)	88,694	1,193,821

Bank Mutual Corp.	454,572	4,804,826
Bank of the Ozarks Inc.	100,596	2,635,615
Banner Corp.	127,203	3,654,542
Boston Private Financial Holdings Inc.	304,220	8,238,278
Capital City Bank Group Inc.(b)	104,257	2,942,133
Capital Corp of the West	78,720	1,529,530
Capitol Bancorp Ltd.	117,316	2,360,398
Cascade Bancorp(b)	184,524	2,568,574
Cass Information Systems Inc.	57,038	1,905,640
Cathay General Bancorp	420,267	11,132,873
Centennial Bank Holdings Inc.(a)	454,046	2,624,386
Center Financial Corp.	82,640	1,018,125
Central Pacific Financial Corp.	252,645	4,663,827
Chemical Financial Corp.	203,678	4,845,500
Chittenden Corp.	356,103	12,684,389
Citizens Republic Bancorp Inc.	621,861	9,023,203
City Bank	111,879	2,508,327
City Holding Co.	140,891	4,767,751
CoBiz Financial Inc.	152,019	2,260,523
Columbia Banking System Inc.	147,033	4,371,291
Community Bancorp(a)	85,796	1,490,277
Community Bank System Inc.	247,333	4,914,507
Community Trust Bancorp Inc.	125,101	3,444,031
Corus Bankshares Inc.(b)	319,890	3,413,226
CVB Financial Corp.	544,708	5,632,281
Enterprise Financial Services Corp.(b)	84,633	2,015,112
F.N.B. Corp. (Pennsylvania)	495,873	7,289,333
First Bancorp (North Carolina)	98,986	1,869,846
First BanCorp (Puerto Rico)	759,826	5,539,132
First Busey Corp. Class A(b)	213,249	4,235,125
First Charter Corp.	288,866	8,625,539
First Commonwealth Financial Corp.	607,892	6,474,050
First Community Bancorp	212,421	8,760,242
First Community Bancshares Inc.	82,494	2,630,734
First Financial Bancorp	272,984	3,112,018
First Financial Bankshares Inc.	170,287	6,411,306
First Financial Corp.	108,578	3,077,101
First Indiana Corp.	101,519	3,248,608
First Merchants Corp.	150,548	3,287,968
First Midwest Bancorp Inc.	408,311	12,494,317
First Regional Bancorp(a)	68,690	1,297,554
1st Source Corp.	113,467	1,964,114
First South Bancorp Inc.(b)	69,932	1,551,791
First State Bancorp	168,018	2,335,450
FirstMerit Corp.	660,745	13,221,507
Fremont General Corp.(a)(b)	555,812	1,945,342
Frontier Financial Corp.(b)	321,820	5,976,197
Glacier Bancorp Inc.	432,647	8,107,805
Great Southern Bancorp Inc.	85,289	1,872,946
Green Bancshares Inc.	93,827	1,801,478
Hancock Holding Co.	219,825	8,397,315
Hanmi Financial Corp.	333,945	2,878,606
Harleysville National Corp.	252,419	3,677,745
Heartland Financial USA Inc.	104,379	1,938,318
Heritage Commerce Corp.	109,878	2,020,656
Home Bancshares Inc.	94,488	1,981,413
Horizon Financial Corp.	100,793	1,757,830
IBERIABANK Corp.	95,313	4,455,883
Imperial Capital Bancorp Inc.	45,177	826,739
Independent Bank Corp. (Massachusetts)	116,758	3,178,153
Independent Bank Corp. (Michigan)	185,340	1,760,730
Integra Bank Corp.	170,797	2,409,946
International Bancshares Corp.	420,778	8,811,091

Irwin Financial Corp.	154,232	1,133,605
K-Fed Bancorp	40,381	407,444
Lakeland Bancorp Inc.	165,006	1,912,420
Lakeland Financial Corp.	100,397	2,098,297
Macatawa Bank Corp.	126,749	1,088,774
MainSource Financial Group Inc.	153,883	2,394,419
MB Financial Inc.	299,803	9,242,926
Midwest Banc Holdings Inc.	181,565	2,255,037
Nara Bancorp Inc.	184,123	2,148,715
National Penn Bancshares Inc.	402,978	6,101,087
NBT Bancorp Inc.	264,620	6,038,628
Northfield Bancorp Inc.(a)	140,439	1,519,550
Old National Bancorp	545,628	8,162,595
Old Second Bancorp Inc.	99,831	2,674,472
Omega Financial Corp.	103,829	3,038,037
Oriental Financial Group Inc.	170,556	2,287,156
Pacific Capital Bancorp	386,200	7,774,206
Park National Corp.(b)	99,424	6,412,848
Peoples Bancorp Inc.	86,686	2,157,615
Pinnacle Financial Partners Inc.(a)	127,729	3,246,871
Preferred Bank	76,023	1,978,118
PrivateBancorp Inc.(b)	154,993	5,060,521
Prosperity Bancshares Inc.	291,679	8,572,446
Provident Bankshares Corp.	264,686	5,661,634
Renasant Corp.	173,989	3,752,943
Republic Bancorp Inc. Class A	78,096	1,290,927
Royal Bancshares of Pennsylvania Inc. Class A	44,841	493,251
S&T Bancorp Inc.	203,541	5,625,873
Sandy Spring Bancorp Inc.	129,206	3,594,511
Santander BanCorp	36,462	315,761
SCBT Financial Corp.	75,680	2,396,786
Seacoast Banking Corp. of Florida(b)	121,603	1,250,079
Security Bank Corp.(b)	134,096	1,225,637
Sierra Bancorp(b)	62,154	1,547,013
Signature Bank(a)	243,747	8,226,461
Simmons First National Corp. Class A	116,119	3,077,153
South Financial Group Inc. (The)(b)	609,047	9,519,405
Southside Bancshares Inc.(b)	94,374	1,930,892
Southwest Bancorp Inc.	117,439	2,152,657
Sterling Bancorp	153,643	2,095,691
Sterling Bancshares Inc.	611,138	6,820,300
Sterling Financial Corp. (Pennsylvania)	216,929	3,561,974
Sterling Financial Corp. (Washington)	421,147	7,071,058
Suffolk Bancorp	82,569	2,535,694
Sun Bancorp Inc. (New Jersey)(a)	128,849	2,033,237
Superior Bancorp(a)	330,569	1,775,156
Susquehanna Bancshares Inc.	699,013	12,889,800
SVB Financial Group(a)(b)	281,415	14,183,316
SY Bancorp Inc.(b)	100,943	2,416,575
Taylor Capital Group Inc.	47,761	974,324
Texas Capital Bancshares Inc.(a)	192,397	3,511,245
Tompkins Financial Corp.	53,934	2,092,639
TriCo Bancshares	114,839	2,216,393
TrustCo Bank Corp. NY	616,976	6,120,402
Trustmark Corp.	402,077	10,196,673
UCBH Holdings Inc.	820,444	11,617,487
UMB Financial Corp.	254,272	9,753,874
Umpqua Holdings Corp.	503,022	7,716,357
Union Bankshares Corp.	109,326	2,311,152
United Bancshares Inc.	314,660	8,816,773
United Community Banks Inc.(b)	341,270	5,392,066
United Security Bancshares(b)	67,452	1,030,667
Univest Corp. of Pennsylvania	106,367	2,245,407

USB Holding Co. Inc.	92,663	1,834,727
Virginia Commerce Bancorp Inc.(a)(b)	140,859	1,652,276
W Holding Co. Inc.(b)	937,023	1,133,798
Washington Trust Bancorp Inc.	93,882	2,368,643
WesBanco Inc.	207,109	4,266,445
West Coast Bancorp	128,540	2,377,990
Westamerica Bancorporation	246,917	11,000,152
Western Alliance Bancorporation(a)(b)	136,142	2,555,385
Wilshire Bancorp Inc.	144,832	1,136,931
Wintrust Financial Corp.	198,170	6,565,372

		603,889,407
BEVERAGES—0.17%
Boston Beer Co. Inc. Class A(a)	74,239	2,795,098
Coca-Cola Bottling Co. Consolidated	48,650	2,864,512
Farmer Brothers Co.	55,282	1,270,933
Green Mountain Coffee Roasters Inc.(a)(b)	141,415	5,755,590
Jones Soda Co.(a)(b)	212,420	1,580,405
National Beverage Corp.	83,907	674,612
Peet’s Coffee & Tea Inc.(a)(b)	112,141	3,259,939

		18,201,089
BIOTECHNOLOGY—2.60%
Acorda Therapeutics Inc.(a)	204,680	4,494,773
Affymax Inc.(a)	34,835	778,911
Affymetrix Inc.(a)(b)	563,478	13,038,881
Alexion Pharmaceuticals Inc.(a)(b)	298,974	22,432,019
AMAG Pharmaceuticals Inc.(a)	137,398	8,261,742
American Oriental Bioengineering Inc.(a)(b)	438,970	4,863,788
Arena Pharmaceuticals Inc.(a)(b)	592,803	4,641,647
ARIAD Pharmaceuticals Inc.(a)	564,719	2,400,056
ArQule Inc.(a)	320,456	1,858,645
BioMimetic Therapeutics Inc.(a)	87,909	1,526,979
Bio-Rad Laboratories Inc. Class A(a)	153,342	15,889,298
Cambrex Corp.	235,701	1,975,174
Celera Group(a)	647,597	10,277,364
Cell Genesys Inc.(a)	639,837	1,471,625
CryoLife Inc.(a)	202,660	1,611,147
Cytokinetics Inc.(a)	282,224	1,334,920
Encysive Pharmaceuticals Inc.(a)	556,499	473,024
Enzo Biochem Inc.(a)	255,172	3,250,891
Enzon Pharmaceuticals Inc.(a)(b)	362,095	3,450,765
Exelixis Inc.(a)(b)	856,405	7,390,775
Genomic Health Inc.(a)	111,986	2,535,363
GenVec Inc.(a)(b)	542,814	797,937
Geron Corp.(a)(b)	598,845	3,401,440
GTx Inc.(a)	138,424	1,986,384
Halozyme Therapeutics Inc.(a)	529,285	3,763,216
Human Genome Sciences Inc.(a)(b)	1,102,692	11,512,104
Illumina Inc.(a)(b)	440,100	26,080,326
Immunomedics Inc.(a)(b)	478,486	1,110,088
Incyte Corp.(a)	689,765	6,932,138
Integra LifeSciences Holdings Corp.(a)(b)	147,787	6,196,709
InterMune Inc.(a)(b)	245,806	3,276,594
Keryx Biopharmaceuticals Inc.(a)(b)	358,192	3,008,813
Kosan Biosciences Inc.(a)	349,523	1,258,283
LifeCell Corp.(a)	278,188	11,992,685
Martek Biosciences Corp.(a)	264,762	7,831,660
Maxygen Inc.(a)	200,781	1,612,271
Medivation Inc.(a)(b)	175,212	2,523,053
Molecular Insight Pharmaceuticals Inc.(a)	41,376	374,867
Momenta Pharmaceuticals Inc.(a)	195,293	1,394,392
Myriad Genetics Inc.(a)(b)	353,426	16,406,035

Nanosphere Inc.(a)	60,073	840,421
Nektar Therapeutics(a)	753,187	5,053,885
Novacea Inc.(a)	57,875	172,467
Omrix Biopharmaceuticals Inc.(a)	112,441	3,906,200
Orexigen Therapeutics Inc.(a)	59,686	850,525
Protalix BioTherapeutics Inc.(a)	18,268	62,111
Regeneration Technologies Inc.(a)	245,031	2,126,869
Regeneron Pharmaceuticals Inc.(a)	522,700	12,623,205
Savient Pharmaceuticals Inc.(a)	436,142	10,018,182
Seattle Genetics Inc.(a)(b)	400,503	4,565,734
SuperGen Inc.(a)	438,110	1,599,101
Telik Inc.(a)(b)	432,223	1,499,814
Tercica Inc.(a)(b)	271,181	1,838,607
XOMA Ltd.(a)	1,082,145	3,668,472

		274,242,375
BUILDING MATERIALS—0.85%
AAON Inc.	113,887	2,257,240
Apogee Enterprises Inc.	236,516	4,046,789
Builders FirstSource Inc.(a)(b)	125,302	904,680
China Architectural Engineering Inc.(a)	40,642	351,553
Comfort Systems USA Inc.	336,426	4,299,524
Drew Industries Inc.(a)	149,019	4,083,121
Genlyte Group Inc. (The)(a)	249,157	23,719,746
Goodman Global Inc.(a)	308,869	7,579,645
Interline Brands Inc.(a)	227,349	4,981,217
LSI Industries Inc.	151,003	2,748,255
NCI Building Systems Inc.(a)(b)	165,583	4,767,135
PGT Inc.(a)	85,241	405,747
Simpson Manufacturing Co. Inc.(b)	302,910	8,054,377
Texas Industries Inc.	224,291	15,722,799
Trex Co. Inc.(a)(b)	98,417	837,529
U.S. Concrete Inc.(a)	278,986	929,023
Universal Forest Products Inc.	136,958	4,034,783

		89,723,163
CHEMICALS—2.64%
A. Schulman Inc.	221,537	4,774,122
American Vanguard Corp.	149,665	2,596,688
Arch Chemicals Inc.	199,727	7,339,967
Balchem Corp.	146,611	3,281,154
CF Industries Holdings Inc.	454,548	50,027,553
Ferro Corp.	356,312	7,386,348
Georgia Gulf Corp.(b)	282,276	1,868,667
H.B. Fuller Co.	498,200	11,184,590
Hercules Inc.	957,516	18,527,935
Innophos Holdings Inc.	170,798	2,541,474
Innospec Inc.	197,429	3,387,882
Kronos Worldwide Inc.	19,723	344,166
Landec Corp.(a)	178,216	2,388,094
Minerals Technologies Inc.	156,593	10,483,901
NewMarket Corp.	117,421	6,539,175
NL Industries Inc.	58,825	672,370
Olin Corp.	605,538	11,705,050
OM Group Inc.(a)	244,757	14,083,318
PolyOne Corp.(a)	763,852	5,026,146
Rockwood Holdings Inc.(a)	287,905	9,564,204
Sensient Technologies Corp.	386,033	10,917,013
ShengdaTech Inc.(a)(b)	235,091	3,397,065
Spartech Corp.	246,183	3,471,180
Stepan Co.	51,222	1,666,252
Symyx Technologies Inc.(a)	273,388	2,099,620
Terra Industries Inc.(a)	762,214	36,403,341

Tronox Inc. Class B	340,923	2,948,984
UAP Holding Corp.	423,382	16,342,545
Valhi Inc.	55,388	882,885
W.R. Grace & Co.(a)	575,553	15,067,978
Zep Inc.(a)	178,200	2,471,634
Zoltek Companies Inc.(a)(b)	204,967	8,786,935

		278,178,236
COAL—0.22%
Alpha Natural Resources Inc.(a)	538,201	17,480,768
International Coal Group Inc.(a)(b)	1,043,477	5,593,037

		23,073,805
COMMERCIAL SERVICES—6.46%
Aaron Rents Inc.	379,702	7,305,466
ABM Industries Inc.	355,813	7,255,027
Administaff Inc.	192,175	5,434,709
Advance America Cash Advance Centers Inc.	548,243	5,570,149
Advisory Board Co. (The)(a)(b)	148,166	9,510,776
Albany Molecular Research Inc.(a)	200,760	2,886,929
American Public Education Inc.(a)	43,818	1,830,716
AMN Healthcare Services Inc.(a)	284,952	4,892,626
Arbitron Inc.	231,783	9,635,219
Arrowhead Research Corp.(a)(b)	277,546	1,049,124
Bankrate Inc.(a)(b)	92,343	4,440,775
Barrett Business Services Inc.	61,129	1,100,933
BearingPoint Inc.(a)(b)	1,655,914	4,686,237
Bowne & Co. Inc.	226,574	3,987,702
Bright Horizons Family Solutions Inc.(a)	214,687	7,415,289
Capella Education Co.(a)	88,208	5,774,096
CBIZ Inc.(a)	389,900	3,824,919
CDI Corp.	106,303	2,578,911
Cenveo Inc.(a)	440,812	7,700,986
Chemed Corp.	196,414	10,975,614
Clayton Holdings Inc.(a)(b)	98,946	511,551
Coinstar Inc.(a)(b)	228,390	6,429,178
Compass Diversified Holdings	173,864	2,590,574
Consolidated Graphics Inc.(a)	76,252	3,646,371
Corinthian Colleges Inc.(a)	711,676	10,959,810
Cornell Companies Inc.(a)	87,147	2,032,268
CorVel Corp.(a)	62,606	1,441,190
CoStar Group Inc.(a)(b)	157,647	7,448,821
CPI Corp.	42,789	1,007,681
CRA International Inc.(a)	90,158	4,292,422
Cross Country Healthcare Inc.(a)	263,510	3,752,382
Deluxe Corp.	426,245	14,019,198
DeVry Inc.	492,273	25,578,505
Diamond Management & Technology Consultants Inc.	231,894	1,685,869
Dollar Financial Corp.(a)	131,767	4,043,929
Dollar Thrifty Automotive Group Inc.(a)	176,246	4,173,505
DynCorp International Inc.(a)	205,129	5,513,868
Electro Rent Corp.	142,250	2,112,412
Emergency Medical Services LP(a)	76,034	2,226,276
Euronet Worldwide Inc.(a)(b)	376,562	11,296,860
ExlService Holdings Inc.(a)	185,683	4,285,564
Exponent Inc.(a)	121,979	3,298,312
First Advantage Corp. Class A(a)	61,247	1,008,738
Forrester Research Inc.(a)	124,145	3,478,543
FTI Consulting Inc.(a)	389,056	23,981,412
Gartner Inc.(a)	566,398	9,945,949
GEO Group Inc. (The)(a)	414,153	11,596,284
Gevity HR Inc.	200,581	1,542,468

Global Cash Access Inc.(a)(b)	363,279	2,201,471
Great Lakes Dredge & Dock Corp.	96,737	843,547
H&E Equipment Services Inc.(a)	146,275	2,761,672
Healthcare Services Group Inc.	341,494	7,232,843
HealthSpring Inc.(a)	392,752	7,481,926
Heartland Payment Systems Inc.(b)	134,191	3,596,319
Heidrick & Struggles International Inc.	147,825	5,485,786
HMS Holdings Corp.(a)	172,629	5,733,009
Home Solutions of America Inc.(a)(b)	322,351	322,351
Hudson Highland Group Inc.(a)	207,318	1,743,544
Huron Consulting Group Inc.(a)	153,187	12,351,468
ICT Group Inc.(a)	67,124	802,132
Integrated Electrical Services Inc.(a)	109,902	2,065,059
Interactive Data Corp.	296,419	9,784,791
Jackson Hewitt Tax Service Inc.	246,976	7,841,488
Kelly Services Inc. Class A	191,452	3,572,494
Kendle International Inc.(a)(b)	104,129	5,093,991
Kenexa Corp.(a)	207,584	4,031,281
Kforce Inc.(a)	266,350	2,596,912
Korn/Ferry International(a)	391,226	7,362,873
Landauer Inc.	75,645	3,922,193
LECG Corp.(a)	207,643	3,127,104
Lincoln Educational Services Corp.(a)	38,405	565,322
Live Nation Inc.(a)(b)	602,461	8,747,734
MAXIMUS Inc.	157,162	6,068,025
McGrath RentCorp	206,771	5,324,353
Michael Baker Corp.(a)	59,501	2,445,491
Midas Inc.(a)	121,375	1,779,357
Monro Muffler Brake Inc.	144,942	2,824,920
Morningstar Inc.(a)	100,970	7,850,417
MPS Group Inc.(a)	841,962	9,211,064
Multi-Color Corp.	66,974	1,839,776
Navigant Consulting Inc.(a)	389,944	5,330,534
Net 1 UEPS Technologies Inc.(a)	343,529	10,086,011
Odyssey Marine Exploration Inc.(a)	337,530	2,089,311
On Assignment Inc.(a)	289,160	2,027,012
PAREXEL International Corp.(a)	228,353	11,029,450
PeopleSupport Inc.(a)	193,542	2,647,655
PharmaNet Development Group Inc.(a)	153,477	6,017,833
PHH Corp.(a)	439,386	7,750,769
Premier Exhibitions Inc.(a)(b)	240,168	2,627,438
Pre-Paid Legal Services Inc.(a)	73,877	4,089,092
Protection One Inc.(a)	54,066	642,845
Providence Service Corp. (The)(a)	95,350	2,683,149
QC Holdings Inc.	65,310	734,737
Rent-A-Center Inc.(a)	577,801	8,389,671
Resources Connection Inc.	402,598	7,311,180
Rollins Inc.	348,998	6,700,762
RSC Holdings Inc.(a)(b)	171,416	2,151,271
SAIC Inc.(a)	1,375,933	27,683,772
Senomyx Inc.(a)	248,678	1,862,598
Sotheby’s Holdings Inc. Class A	542,752	20,678,851
Source Interlink Companies Inc.(a)(b)	281,747	811,431
Spherion Corp.(a)	463,424	3,373,727
Standard Parking Corp.(a)	40,167	1,947,698
Steiner Leisure Ltd.(a)	132,231	5,839,321
Stewart Enterprises Inc. Class A	780,243	6,944,163
Strayer Education Inc.	119,326	20,354,629
SuccessFactors Inc.(a)	89,017	1,052,181
Team Inc.(a)	130,091	4,758,729
TeleTech Holdings Inc.(a)	343,322	7,302,459
TNS Inc.	198,917	3,530,777
TrueBlue Inc.(a)	360,979	5,226,976

Universal Technical Institute Inc.(a)	193,342	3,286,814
Valassis Communications Inc.(a)(b)	393,378	4,598,589
Viad Corp.	172,891	5,459,898
VistaPrint Ltd.(a)	354,328	15,182,955
Volt Information Sciences Inc.(a)	116,864	2,133,937
Watson Wyatt Worldwide Inc.	351,150	16,296,871
Wright Express Corp.(a)	327,964	11,639,442

		680,641,394
COMPUTERS—2.39%
Agilysys Inc.	202,943	3,068,498
Ansoft Corp.(a)	139,779	3,613,287
CACI International Inc. Class A(a)(b)	253,668	11,356,716
CIBER Inc.(a)	446,541	2,728,366
Compellent Technologies Inc.(a)	53,820	647,455
COMSYS IT Partners Inc.(a)	144,340	2,277,685
Comtech Group Inc.(a)(b)	161,621	2,603,714
Cray Inc.(a)	266,453	1,596,053
Data Domain Inc.(a)	74,439	1,960,723
Echelon Corp.(a)(b)	245,779	5,072,879
Electronics For Imaging Inc.(a)	466,683	10,491,034
Hutchinson Technology Inc.(a)	213,932	5,630,690
iGATE Corp.(a)	179,651	1,521,644
IHS Inc. Class A(a)	258,333	15,644,646
Imation Corp.	288,938	6,067,698
Immersion Corp.(a)	247,791	3,208,893
Integral Systems Inc.	77,199	1,795,649
Intervoice Inc.(a)	319,464	2,552,517
Isilon Systems Inc.(a)(b)	70,814	359,735
Jack Henry & Associates Inc.	646,563	15,737,343
Limelight Networks Inc.(a)(b)	151,668	1,044,993
LivePerson Inc.(a)	332,662	1,776,415
Magma Design Automation Inc.(a)	333,721	4,074,733
Manhattan Associates Inc.(a)	209,846	5,531,541
Mentor Graphics Corp.(a)	735,633	7,930,124
Mercury Computer Systems Inc.(a)(b)	182,725	2,943,700
MICROS Systems Inc.(a)	332,742	23,345,179
MTS Systems Corp.	145,500	6,208,485
Ness Technologies Inc.(a)	280,915	2,592,845
Netezza Corp.(a)	83,351	1,150,244
On2 Technologies Inc.(a)(b)	1,315,032	1,341,333
Palm Inc.(b)	849,769	5,387,535
Perot Systems Corp. Class A(a)	717,071	9,680,458
Quantum Corp.(a)	1,609,961	4,330,795
Rackable Systems Inc.(a)	234,980	2,349,800
Radiant Systems Inc.(a)	215,714	3,716,752
RadiSys Corp.(a)	180,714	2,421,568
Rimage Corp.(a)	83,101	2,156,471
SI International Inc.(a)	107,763	2,960,250
Sigma Designs Inc.(a)	238,688	13,175,578
Silicon Graphics Inc.(a)	53,969	986,553
Silicon Storage Technology Inc.(a)	747,477	2,234,956
SMART Modular Technologies (WWH) Inc.(a)	411,761	4,191,727
SRA International Inc. Class A(a)	339,178	9,988,792
STEC Inc.(a)	266,134	2,326,011
Stratasys Inc.(a)	169,547	4,381,094
Super Micro Computer Inc.(a)	75,750	581,002
Sykes Enterprises Inc.(a)	270,014	4,860,252
Synaptics Inc.(a)(b)	210,820	8,677,351
Syntel Inc.	103,610	3,991,057
3D Systems Corp.(a)(b)	144,843	2,236,376
3PAR Inc.(a)	61,873	791,974
Tyler Technologies Inc.(a)	319,739	4,121,436

Virtusa Corp.(a)	36,460	631,852

		252,054,457
COSMETICS & PERSONAL CARE—0.17%
Chattem Inc.(a)	139,361	10,527,330
Elizabeth Arden Inc.(a)	200,318	4,076,471
Inter Parfums Inc.	70,581	1,268,341
Revlon Inc. Class A(a)(c)	1,613,011	1,903,353

		17,775,495
DISTRIBUTION & WHOLESALE—0.93%
Beacon Roofing Supply Inc.(a)(b)	363,989	3,064,787
Beijing Med-Pharm Corp.(a)(b)	250,947	2,755,398
BlueLinx Holdings Inc.	95,705	376,121
Brightpoint Inc.(a)(b)	417,698	6,415,841
Building Materials Holding Corp.(b)	241,294	1,334,356
Central European Distribution Corp.(a)	290,183	16,853,829
Core-Mark Holding Co. Inc.(a)	75,588	2,170,887
Houston Wire & Cable Co.(b)	128,470	1,816,566
LKQ Corp.(a)	924,218	19,427,062
MWI Veterinary Supply Inc.(a)	70,121	2,804,840
NuCO2 Inc.(a)	126,119	3,140,363
Owens & Minor Inc.	332,767	14,119,304
ScanSource Inc.(a)	211,530	6,842,995
United Stationers Inc.(a)	205,531	9,497,588
Watsco Inc.	188,001	6,910,917

		97,530,854
DIVERSIFIED FINANCIAL SERVICES—1.90%
Advanta Corp. Class B	305,066	2,461,883
Ampal-American Israel Corp. Class A(a)(b)	168,190	1,242,924
Asset Acceptance Capital Corp.	122,673	1,277,026
Asta Funding Inc.(b)	92,662	2,449,983
Calamos Asset Management Inc. Class A	175,304	5,220,553
Centerline Holding Co.(b)	418,393	3,188,155
Cohen & Steers Inc.	143,602	4,303,752
CompuCredit Corp.(a)(b)	167,144	1,668,097
Cowen Group Inc.(a)(b)	129,728	1,233,713
Credit Acceptance Corp.(a)	42,393	876,263
Duff & Phelps Corp. Class A(a)	77,741	1,529,943
Encore Capital Group Inc.(a)	131,933	1,277,111
Epoch Holding Corp.	71,274	1,069,110
eSpeed Inc.(a)	159,618	1,803,683
Evercore Partners Inc. Class A	75,751	1,632,434
FBR Capital Markets Corp.(a)	255,464	2,447,345
FCStone Group Inc.(a)	72,440	3,334,413
Federal Agricultural Mortgage Corp.	84,479	2,223,487
Financial Federal Corp.	220,901	4,923,883
Friedman Billings Ramsey Group Inc. Class A	1,153,763	3,622,816
GAMCO Investors Inc. Class A	45,406	3,142,095
GFI Group Inc.(a)	131,408	12,578,374
Greenhill & Co. Inc.(b)	146,892	9,765,380
Interactive Brokers Group Inc.(a)	328,375	10,613,080
KBW Inc.(a)(b)	240,334	6,150,147
Knight Capital Group Inc. Class A(a)	797,376	11,482,214
LaBranche & Co. Inc.(a)	437,431	2,204,652
Landenburg Thalmann Financial Services Inc.(a)(b)	804,566	1,705,680
MarketAxess Holdings Inc.(a)	255,226	3,274,550
National Financial Partners Corp.	309,207	14,102,931
Nelnet Inc. Class A	143,548	1,824,495
NewStar Financial Inc.(a)	113,447	939,341
Ocwen Financial Corp.(a)	291,870	1,616,960
optionsXpress Holdings Inc.	358,574	12,126,973

Penson Worldwide Inc.(a)(b)	119,863	1,720,034
Piper Jaffray Companies(a)	143,674	6,654,980
Portfolio Recovery Associates Inc.(b)	124,033	4,920,389
Pzena Investment Management Inc.	50,150	571,710
Sanders Morris Harris Group Inc.	153,169	1,569,982
Stifel Financial Corp.(a)	122,810	6,456,122
SWS Group Inc.	183,568	2,325,807
Thomas Weisel Partners Group Inc.(a)	177,514	2,437,267
TradeStation Group Inc.(a)	238,066	3,382,918
U.S. Global Investors Inc. Class A(b)	97,392	1,622,551
W.P. Stewart & Co. Ltd.	180,255	921,103
Waddell & Reed Financial Inc. Class A	689,149	24,871,387
World Acceptance Corp.(a)	143,905	3,882,557

		200,650,253
ELECTRIC—1.95%
ALLETE Inc.	210,659	8,337,883
Aquila Inc.(a)	3,077,156	11,477,792
Avista Corp.	433,265	9,332,528
Black Hills Corp.	309,258	13,638,278
Central Vermont Public Service Corp.	83,862	2,586,304
CH Energy Group Inc.	129,369	5,762,095
Cleco Corp.	490,243	13,628,755
El Paso Electric Co.(a)	375,966	9,613,451
Empire District Electric Co. (The)	264,812	6,032,417
EnerNOC Inc.(a)	33,847	1,661,888
IDACORP Inc.	361,221	12,722,204
ITC Holdings Corp.	348,924	19,686,292
MGE Energy Inc.	174,254	6,180,789
NorthWestern Corp.	294,911	8,699,874
Ormat Technologies Inc.	112,602	6,194,236
Otter Tail Corp.	244,277	8,451,984
Pike Electric Corp.(a)	145,918	2,445,586
PNM Resources Inc.	629,805	13,509,317
Portland General Electric Co.	250,515	6,959,307
UIL Holdings Corp.	206,450	7,628,327
UniSource Energy Corp.	289,557	9,135,523
Westar Energy Inc.	820,476	21,283,147

		204,967,977
ELECTRICAL COMPONENTS & EQUIPMENT—0.90%
Advanced Energy Industries Inc.(a)	294,304	3,849,496
American Superconductor Corp.(a)(b)	333,428	9,115,922
Belden Inc.	369,791	16,455,699
Coleman Cable Inc.(a)(b)	69,383	655,669
Encore Wire Corp.	192,169	3,059,330
Energy Conversion Devices Inc.(a)(b)	325,196	10,942,845
EnerSys Inc.(a)	175,766	4,387,119
GrafTech International Ltd.(a)	856,312	15,199,538
Greatbatch Inc.(a)	183,574	3,669,644
Insteel Industries Inc.	150,333	1,763,406
Littelfuse Inc.(a)	182,588	6,018,100
Medis Technologies Ltd.(a)(b)	188,071	2,901,936
Powell Industries Inc.(a)	66,234	2,918,932
Power-One Inc.(a)	577,699	2,305,019
Superior Essex Inc.(a)	167,639	4,023,336
Universal Display Corp.(a)	222,063	4,590,042
Vicor Corp.	159,740	2,490,347

		94,346,380
ELECTRONICS—2.96%
American Science and Engineering Inc.	75,506	4,284,965
Analogic Corp.	108,737	7,363,670

Badger Meter Inc.	116,986	5,258,521
Bel Fuse Inc. Class B	97,916	2,866,001
Benchmark Electronics Inc.(a)	596,500	10,575,945
Brady Corp. Class A	413,905	14,523,926
Checkpoint Systems Inc.(a)	323,907	8,415,104
Cogent Inc.(a)(b)	357,911	3,990,708
CTS Corp.	295,156	2,930,899
Cubic Corp.	127,821	5,010,583
Cymer Inc.(a)	262,363	10,213,792
Daktronics Inc.	261,246	5,896,322
Dionex Corp.(a)	156,172	12,940,412
Eagle Test Systems Inc.(a)	100,702	1,286,972
Electro Scientific Industries Inc.(a)	239,911	4,762,233
Excel Technology Inc.(a)	100,016	2,710,434
FARO Technologies Inc.(a)	136,385	3,706,944
FEI Co.(a)	296,600	7,364,578
FLIR Systems Inc.(a)	1,088,460	34,068,798
ICx Technologies Inc.(a)	41,249	396,815
II-VI Inc.(a)	194,806	5,951,323
Ionatron Inc.(a)(b)	263,155	752,623
Itron Inc.(a)(b)	246,408	23,647,776
KEMET Corp.(a)	689,547	4,571,697
L-1 Identity Solutions Inc.(a)	486,274	8,728,618
LoJack Corp.(a)	153,821	2,585,731
Measurement Specialties Inc.(a)	117,494	2,596,617
Methode Electronics Inc.	300,276	4,936,537
Multi-Fineline Electronix Inc.(a)	69,116	1,198,471
OSI Systems Inc.(a)	124,496	3,295,409
OYO Geospace Corp.(a)	32,511	2,450,029
Park Electrochemical Corp.	165,895	4,684,875
Plexus Corp.(a)	380,493	9,991,746
Rofin-Sinar Technologies Inc.(a)	255,468	12,290,565
Rogers Corp.(a)	145,073	6,291,816
Sonic Solutions Inc.(a)	183,608	1,907,687
Stoneridge Inc.(a)	116,809	939,144
Taser International Inc.(a)(b)	509,973	7,338,511
Technitrol Inc.	335,053	9,575,815
TTM Technologies Inc.(a)	346,808	4,043,781
Varian Inc.(a)	251,822	16,443,977
Watts Water Technologies Inc. Class A	258,183	7,693,853
Woodward Governor Co.	246,151	16,725,960
X-Rite Inc.(a)	239,069	2,777,982
Zygo Corp.(a)	134,589	1,676,979

		311,665,144
ENERGY - ALTERNATE SOURCES—0.39%
Aventine Renewable Energy Holdings Inc.(a)(b)	247,396	3,156,773
Clean Energy Fuels Corp.(a)	82,155	1,243,827
Comverge Inc.(a)(b)	48,456	1,525,879
Evergreen Energy Inc.(a)(b)	688,520	1,535,400
Evergreen Solar Inc.(a)(b)	702,352	12,129,619
FuelCell Energy Inc.(a)(b)	544,207	5,398,533
Headwaters Inc.(a)(b)	323,800	3,801,412
MGP Ingredients Inc.	81,218	765,074
Nova Biosource Fuels Inc.(a)(b)	256,835	744,821
Pacific Ethanol Inc.(a)(b)	292,591	2,402,172
US BioEnergy Corp.(a)	111,514	1,305,829
VeraSun Energy Corp.(a)(b)	327,473	5,003,787
Verenium Corp.(a)(b)	333,584	1,664,584

		40,677,710
ENGINEERING & CONSTRUCTION—0.62%
AECOM Technology Corp.(a)	352,248	10,063,725

Dycom Industries Inc.(a)	335,387	8,938,064
EMCOR Group Inc.(a)	523,820	12,377,867
ENGlobal Corp.(a)	137,122	1,557,706
Granite Construction Inc.	295,815	10,702,587
Insituform Technologies Inc. Class A(a)	224,126	3,317,065
Layne Christensen Co.(a)	137,155	6,749,398
Perini Corp.(a)	219,312	9,083,903
Stanley Inc.(a)	65,619	2,101,120

		64,891,435
ENTERTAINMENT—0.86%
Bally Technologies Inc.(a)	437,409	21,747,975
Bluegreen Corp.(a)	175,195	1,259,652
Carmike Cinemas Inc.	103,394	750,640
Churchill Downs Inc.	77,667	4,191,688
Cinemark Holdings Inc.	230,104	3,911,768
Dover Downs Gaming & Entertainment Inc.	128,416	1,444,680
Great Wolf Resorts Inc.(a)	252,489	2,476,917
Isle of Capri Casinos Inc.(a)	131,986	1,817,447
Lakes Entertainment Inc.(a)	146,835	1,017,567
Macrovision Corp.(a)	435,489	7,982,513
Magna Entertainment Corp. Class A(a)	330,571	320,654
National CineMedia Inc.	344,795	8,692,282
Pinnacle Entertainment Inc.(a)(b)	490,263	11,550,596
Shuffle Master Inc.(a)(b)	289,540	3,471,585
Six Flags Inc.(a)(b)	578,695	1,174,751
Speedway Motorsports Inc.	114,556	3,560,400
Steinway Musical Instruments Inc.	65,759	1,812,976
Vail Resorts Inc.(a)	258,118	13,889,330

		91,073,421
ENVIRONMENTAL CONTROL—0.85%
American Ecology Corp.	133,389	3,131,974
Calgon Carbon Corp.(a)(b)	330,285	5,248,229
Casella Waste Systems Inc. Class A(a)	187,112	2,439,940
Clean Harbors Inc.(a)	136,275	7,045,417
Darling International Inc.(a)	664,180	7,677,921
EnergySolutions Inc.(a)	246,594	6,655,572
Fuel Tech Inc.(a)(b)	142,234	3,221,600
Metal Management Inc.	210,372	9,578,237
Mine Safety Appliances Co.	230,962	11,979,999
Rentech Inc.(a)	1,338,712	2,423,069
Tetra Tech Inc.(a)	477,059	10,256,768
Waste Connections Inc.(a)	563,943	17,425,839
Waste Holdings Inc.	41,652	1,511,968
Waste Services Inc.(a)	159,812	1,369,589

		89,966,122
FOOD—1.57%
American Dairy Inc.(a)(b)	56,162	727,298
Arden Group Inc. Class A	9,635	1,490,438
Benihana Inc.(a)	101,236	1,290,759
Cal-Maine Foods Inc.(b)	103,581	2,748,004
Chiquita Brands International Inc.(a)	348,716	6,412,887
Flowers Foods Inc.	630,233	14,753,755
Fresh Del Monte Produce Inc.(a)	251,901	8,458,836
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	195,247	6,117,083
Hain Celestial Group Inc.(a)	325,811	10,425,952
Imperial Sugar Co.(b)	96,663	1,814,365
Ingles Markets Inc. Class A	101,980	2,589,272
J&J Snack Foods Corp.	114,967	3,596,168
Lance Inc.	254,583	5,198,585
M&F Worldwide Corp.(a)(b)	99,623	5,364,699

Nash Finch Co.	110,066	3,883,128
Performance Food Group Co.(a)	290,107	7,795,175
Pilgrim’s Pride Corp.	331,758	9,604,394
Ralcorp Holdings Inc.(a)	210,951	12,823,711
Ruddick Corp.	337,510	11,701,472
Sanderson Farms Inc.	139,007	4,695,656
Seaboard Corp.	2,919	4,290,930
Spartan Stores Inc.	178,343	4,075,138
Tootsie Roll Industries Inc.	293,271	8,041,491
TreeHouse Foods Inc.(a)	256,109	5,887,946
United Natural Foods Inc.(a)	351,551	11,151,198
Village Super Market Inc. Class A	25,207	1,282,784
Weis Markets Inc.	101,926	4,070,924
Winn-Dixie Stores Inc.(a)(b)	280,968	4,739,930

		165,031,978
FOREST PRODUCTS & PAPER—0.54%
AbitibiBowater Inc.(b)	443,445	9,139,401
Buckeye Technologies Inc.(a)	312,043	3,900,538
Deltic Timber Corp.	86,269	4,441,991
Mercer International Inc.(a)	261,198	2,045,180
Neenah Paper Inc.	121,710	3,547,847
P.H. Glatfelter Co.	369,683	5,659,847
Potlatch Corp.	320,383	14,237,821
Rock-Tenn Co. Class A	272,613	6,927,096
Schweitzer-Mauduit International Inc.	128,970	3,341,613
Wausau Paper Corp.	365,353	3,284,523
Xerium Technologies Inc.	161,414	839,353

		57,365,210
GAS—0.91%
EnergySouth Inc.	58,303	3,381,574
Laclede Group Inc. (The)	177,486	6,077,121
New Jersey Resources Corp.	229,953	11,502,249
Nicor Inc.	369,550	15,650,443
Northwest Natural Gas Co.	221,699	10,787,873
Piedmont Natural Gas Co.	612,557	16,024,491
South Jersey Industries Inc.	241,941	8,731,651
Southwest Gas Corp.	346,324	10,310,065
WGL Holdings Inc.	404,307	13,245,097

		95,710,564
HAND & MACHINE TOOLS—0.33%
Baldor Electric Co.	375,784	12,648,889
Franklin Electric Co. Inc.(b)	158,639	6,071,115
Raser Technologies Inc.(a)	255,451	3,793,447
Regal Beloit Corp.	262,395	11,794,655

		34,308,106
HEALTH CARE - PRODUCTS—4.19%
Abaxis Inc.(a)	171,657	6,155,620
ABIOMED Inc.(a)	237,419	3,689,491
Accuray Inc.(a)	135,118	2,056,496
Align Technology Inc.(a)	486,125	8,108,565
American Medical Systems Holdings Inc.(a)(b)	591,773	8,557,038
AngioDynamics Inc.(a)	172,627	3,286,818
ArthroCare Corp.(a)(b)	225,732	10,846,423
Aspect Medical Systems Inc.(a)(b)	126,990	1,777,860
Bruker BioSciences Corp.(a)	533,598	7,096,853
Cantel Medical Corp.(a)	94,644	1,379,910
Cepheid Inc.(a)(b)	452,427	11,921,451
Conceptus Inc.(a)	241,727	4,650,827
CONMED Corp.(a)(b)	232,359	5,369,816

Cutera Inc.(a)	104,185	1,635,705
Cyberonics Inc.(a)	182,484	2,401,489
Cynosure Inc. Class A(a)(b)	66,040	1,747,418
Datascope Corp.	105,664	3,846,170
ev3 Inc.(a)	380,374	4,834,554
Haemonetics Corp.(a)	217,893	13,731,617
Hansen Medical Inc.(a)(b)	78,803	2,359,362
Hologic Inc.(a)(b)	1,004,491	68,948,262
ICU Medical Inc.(a)	106,274	3,826,927
Immucor Inc.(a)	565,603	19,224,846
Insulet Corp.(a)	64,661	1,518,240
Invacare Corp.	236,308	5,954,962
Inverness Medical Innovations Inc.(a)	552,855	31,059,394
Kensey Nash Corp.(a)	98,058	2,933,895
LCA-Vision Inc.	156,592	3,127,142
Luminex Corp.(a)(b)	294,298	4,779,400
Masimo Corp.(a)	112,452	4,436,231
Medical Action Industries Inc.(a)	114,605	2,389,514
Mentor Corp.(b)	277,791	10,861,628
Meridian Bioscience Inc.	326,170	9,811,194
Merit Medical Systems Inc.(a)	225,162	3,129,752
Metabolix Inc.(a)	118,798	2,827,392
Micrus Endovascular Corp.(a)	123,044	2,421,506
Minrad International Inc.(a)(b)	386,733	1,256,882
Natus Medical Inc.(a)	177,352	3,431,761
Northstar Neuroscience Inc.(a)	160,249	1,490,316
NuVasive Inc.(a)(b)	283,418	11,200,679
NxStage Medical Inc.(a)(b)	166,088	2,519,555
OraSure Technologies Inc.(a)	379,561	3,374,297
Orthofix International NV(a)	135,895	7,877,833
Palomar Medical Technologies Inc.(a)	150,568	2,306,702
PSS World Medical Inc.(a)(b)	551,806	10,798,843
Quidel Corp.(a)	235,894	4,592,856
Sirona Dental Systems Inc.(a)(b)	137,451	4,601,859
Sonic Innovations Inc.(a)	216,759	1,673,379
SonoSite Inc.(a)	136,470	4,594,945
Spectranetics Corp.(a)	255,880	3,922,640
Stereotaxis Inc.(a)(b)	215,065	2,628,094
Steris Corp.	535,123	15,432,947
SurModics Inc.(a)(b)	124,675	6,766,112
Symmetry Medical Inc.(a)	289,808	5,051,353
Thoratec Corp.(a)	436,939	7,947,920
TomoTherapy Inc.(a)	96,497	1,887,481
TranS1 Inc.(a)	53,722	884,801
Ventana Medical Systems Inc.(a)	220,237	19,211,274
Visicu Inc.(a)	125,678	1,491,798
Vital Images Inc.(a)(b)	140,159	2,532,673
Vital Sign Inc.	89,057	4,552,594
Volcano Corp.(a)	237,101	2,966,134
West Pharmaceutical Services Inc.	270,934	10,997,211
Wright Medical Group Inc.(a)	291,094	8,491,212
Zoll Medical Corp.(a)	167,531	4,476,428

		441,664,347
HEALTH CARE - SERVICES—1.89%
Air Methods Corp.(a)	85,722	4,257,812
Alliance Imaging Inc.(a)	209,783	2,018,112
Amedisys Inc.(a)(b)	213,186	10,343,785
American Dental Partners Inc.(a)	103,342	1,036,520
AMERIGROUP Corp.(a)	433,325	15,794,696
AmSurg Corp.(a)	250,794	6,786,486
Apria Healthcare Group Inc.(a)	358,446	7,731,680
Assisted Living Concepts Inc.(a)	494,520	3,708,900

athenahealth Inc.(a)	56,951	2,050,236
Bio-Reference Laboratories Inc.(a)	91,238	2,981,658
Capital Senior Living Corp.(a)	190,872	1,895,359
Centene Corp.(a)	358,134	9,827,197
Emeritus Corp.(a)	100,680	2,532,102
Ensign Group Inc. (The)	38,018	547,459
Genoptix Inc.(a)	47,109	1,446,246
Gentiva Health Services Inc.(a)	226,813	4,318,520
HealthSouth Corp.(a)(b)	646,668	13,580,028
Healthways Inc.(a)	287,917	16,825,869
Hythiam Inc.(a)(b)	306,358	897,629
Kindred Healthcare Inc.(a)	236,017	5,895,705
LHC Group Inc.(a)	119,318	2,980,564
Magellan Health Services Inc.(a)	321,181	14,976,670
Matria Healthcare Inc.(a)	175,336	4,167,737
MedCath Corp.(a)	82,612	2,028,951
Molina Healthcare Inc.(a)	112,048	4,336,258
National Healthcare Corp.	57,156	2,954,965
NightHawk Radiology Holdings Inc.(a)	173,076	3,643,250
Odyssey Healthcare Inc.(a)	277,794	3,072,402
Psychiatric Solutions Inc.(a)(b)	445,944	14,493,180
Radiation Therapy Services Inc.(a)	106,588	3,294,635
RehabCare Group Inc.(a)	143,592	3,239,436
Res-Care Inc.(a)	200,254	5,038,391
Skilled Healthcare Group Inc. Class A(a)	184,265	2,695,797
Sun Healthcare Group Inc.(a)	352,658	6,055,138
Sunrise Senior Living Inc.(a)	367,055	11,261,247
Virtual Radiologic Corp.(a)	36,676	743,789

		199,458,409
HOLDING COMPANIES - DIVERSIFIED—0.43%
Aldabra Acquisition Corp.(a)(b)	340,305	3,314,571
Alternative Asset Management Acquisition Corp.(a)(b)	340,386	3,114,532
Energy Infrastructure Acquisition Corp.(a)	183,420	1,859,879
Heckmann Corp.(a)	428,161	3,146,983
Hicks Acquisition Co. I Inc.(a)	439,961	4,043,242
Information Services Group Inc.(a)(b)	242,896	1,663,838
Marathon Acquisition Corp.(a)(b)	311,472	2,423,252
NRDC Acquisition Corp.(a)	330,032	3,026,393
NTR Acquisition Co.(a)(b)	201,880	1,917,860
Resource America Inc. Class A	108,729	1,595,054
Triplecrown Acquisition Corp.(a)	382,847	3,499,222
Walter Industries Inc.	427,519	15,360,758

		44,965,584
HOME BUILDERS—0.31%
AMREP Corp.(b)	12,966	396,111
Beazer Homes USA Inc.(b)	321,798	2,390,959
Brookfield Homes Corp.(b)	93,037	1,469,985
Champion Enterprises Inc.(a)(b)	630,420	5,938,556
Fleetwood Enterprises Inc.(a)	526,466	3,148,267
Hovnanian Enterprises Inc. Class A(a)(b)	307,903	2,207,665
M/I Homes Inc.	99,054	1,040,067
Meritage Homes Corp.(a)(b)	215,523	3,140,170
Monaco Coach Corp.	246,104	2,185,404
Palm Harbor Homes Inc.(a)(b)	80,351	847,703
Skyline Corp.	56,142	1,647,768
Standard-Pacific Corp.(b)	531,131	1,779,289
WCI Communities Inc.(a)(b)	253,567	958,483
Winnebago Industries Inc.(b)	242,634	5,100,167

		32,250,594

HOME FURNISHINGS—0.53%
American Woodmark Corp.	89,485	1,626,837
Audiovox Corp. Class A(a)	138,017	1,711,411
DTS Inc.(a)	149,414	3,820,516
Ethan Allen Interiors Inc.	217,379	6,195,302
Furniture Brands International Inc.	397,142	3,995,249
Hooker Furniture Corp.	90,894	1,826,969
Kimball International Inc. Class B	216,278	2,963,009
La-Z-Boy Inc.(b)	422,238	3,348,347
Sealy Corp.(b)	367,221	4,109,203
Tempur-Pedic International Inc.(b)	617,090	16,025,827
TiVo Inc.(a)(b)	800,498	6,676,153
Universal Electronics Inc.(a)	118,364	3,958,092

		56,256,915
HOUSEHOLD PRODUCTS & WARES—0.75%
ACCO Brands Corp.(a)	443,325	7,110,933
American Greetings Corp. Class A	454,819	9,232,826
Blyth Inc.	196,287	4,306,537
Central Garden & Pet Co. Class A(a)	574,170	3,077,551
CSS Industries Inc.	64,598	2,370,747
Ennis Inc.	210,160	3,782,880
Fossil Inc.(a)	358,366	15,044,205
Helen of Troy Ltd.(a)	248,834	4,265,015
Prestige Brands Holdings Inc.(a)	278,799	2,085,417
Russ Berrie and Co. Inc.(a)	136,711	2,236,592
Spectrum Brands Inc.(a)(b)	321,693	1,714,624
Standard Register Co. (The)	146,241	1,705,170
Tupperware Brands Corp.	504,693	16,670,010
WD-40 Co.	144,571	5,489,361

		79,091,868
HOUSEWARES—0.05%
Libbey Inc.	118,396	1,875,393
Lifetime Brands Inc.	84,682	1,099,172
National Presto Industries Inc.	36,755	1,935,518

		4,910,083
INSURANCE—3.56%
Alfa Corp.	269,318	5,836,121
American Equity Investment Life Holding Co.	466,873	3,870,377
American Physicians Capital Inc.	74,414	3,085,204
Amerisafe Inc.(a)	154,362	2,394,155
AmTrust Financial Services Inc.	210,546	2,899,218
Argo Group International Holdings Ltd.(a)	241,059	10,155,816
Aspen Insurance Holdings Ltd.	723,451	20,864,327
Assured Guaranty Ltd.	654,194	17,362,309
Baldwin & Lyons Inc. Class B	67,036	1,840,809
CastlePoint Holdings Ltd.	65,286	783,432
Citizens Inc.(a)(b)	284,758	1,574,712
CNA Surety Corp.(a)	135,926	2,689,976
Commerce Group Inc.	401,498	14,445,898
Crawford & Co. Class B(a)	208,407	864,889
Darwin Professional Underwriters Inc.(a)	63,103	1,525,200
Delphi Financial Group Inc. Class A	356,631	12,581,942
Donegal Group Inc. Class A	109,156	1,874,209
eHealth Inc.(a)	109,567	3,518,196
EMC Insurance Group Inc.	48,886	1,157,132
Employers Holdings Inc.	407,668	6,812,132
Enstar Group Ltd.(a)	57,418	7,029,112
FBL Financial Group Inc. Class A	118,083	4,077,406
First Acceptance Corp.(a)	139,833	590,095
First Mercury Financial Corp.(a)	101,221	2,469,792
Flagstone Reinsurance Holdings Ltd	112,964	1,570,200

FPIC Insurance Group Inc.(a)	74,991	3,223,113
Greenlight Capital Re Ltd.(a)	87,990	1,829,312
Hallmark Financial Services Inc.(a)	37,668	597,414
Harleysville Group Inc.	121,279	4,290,851
Hilb Rogal & Hobbs Co.	302,057	12,254,452
Horace Mann Educators Corp.	354,874	6,721,314
Independence Holding Co.	52,224	660,634
Infinity Property and Casualty Corp.	134,176	4,847,779
IPC Holdings Ltd.	496,524	14,334,648
Kansas City Life Insurance Co.	38,150	1,662,959
LandAmerica Financial Group Inc.	127,984	4,281,065
Max Capital Group Ltd.	495,265	13,862,467
Meadowbrook Insurance Group Inc.(a)	263,549	2,479,996
Midland Co. (The)	81,114	5,247,265
Montpelier Re Holdings Ltd.	844,577	14,366,255
National Interstate Corp.	43,572	1,442,233
National Western Life Insurance Co. Class A	18,398	3,815,193
Navigators Group Inc. (The)(a)	107,766	7,004,790
NYMAGIC Inc.	48,266	1,116,393
Odyssey Re Holdings Corp.	232,667	8,541,206
Phoenix Companies Inc. (The)	937,110	11,123,496
Platinum Underwriters Holdings Ltd.	491,286	17,470,130
PMA Capital Corp. Class A(a)	268,171	2,204,366
Presidential Life Corp.	177,517	3,108,323
Primus Guaranty Ltd.(a)(b)	370,236	2,595,354
ProAssurance Corp.(a)(b)	273,745	15,034,075
RAM Holdings Ltd.(a)	149,702	739,528
RLI Corp.	172,932	9,820,808
Safety Insurance Group Inc.	133,369	4,883,973
Scottish Re Group Ltd.(a)	556,089	403,165
SeaBright Insurance Holdings Inc.(a)	170,949	2,577,911
Security Capital Assurance Ltd.(b)	195,755	761,487
Selective Insurance Group Inc.	450,463	10,356,144
State Auto Financial Corp.	118,582	3,118,707
Stewart Information Services Corp.	141,346	3,687,717
Tower Group Inc.	163,863	5,473,024
Triad Guaranty Inc.(a)(b)	94,319	924,326
United America Indemnity Ltd. Class A(a)	202,722	4,038,222
United Fire & Casualty Co.	179,903	5,233,378
Universal American Corp.(a)	400,575	10,250,714
Validus Holdings Ltd.(a)	129,925	3,375,452
Zenith National Insurance Corp.	304,204	13,607,045

		375,239,343
INTERNET—3.69%
Ariba Inc.(a)	643,725	7,177,534
Art Technology Group Inc.(a)	1,050,843	4,539,642
AsiaInfo Holdings Inc.(a)	260,548	2,866,028
Avocent Corp.(a)	414,310	9,657,566
Blue Coat Systems Inc.(a)	262,606	8,631,859
Blue Nile Inc.(a)(b)	110,057	7,490,479
Chordiant Software Inc.(a)	269,327	2,302,746
CMGI Inc.(a)	400,189	5,238,474
CNET Networks Inc.(a)	1,242,040	11,352,246
Cogent Communications Group Inc.(a)	410,452	9,731,817
comScore Inc.(a)	49,077	1,601,383
Constant Contact Inc.(a)	59,429	1,277,724
CyberSource Corp.(a)	526,388	9,353,915
DealerTrack Holdings Inc.(a)	293,981	9,839,544
Dice Holdings Inc.(a)	139,928	1,118,025
Digital River Inc.(a)	339,481	11,226,637
EarthLink Inc.(a)(b)	1,012,906	7,161,245
Equinix Inc.(a)(b)	295,203	29,836,167

eResearch Technology Inc.(a)(b)	322,045	3,806,572
FTD Group Inc.	157,149	2,024,079
Global Sources Ltd.(a)(b)	140,980	3,978,450
GSI Commerce Inc.(a)(b)	164,399	3,205,781
Harris Interactive Inc.(a)	432,487	1,842,395
HSW International Inc.(a)(b)	108,314	674,796
i2 Technologies Inc.(a)(b)	127,459	1,605,983
iBasis Inc.	272,545	1,398,156
iMergent Inc.(b)	101,279	1,072,545
InfoSpace Inc.	270,980	5,094,424
Internap Network Services Corp.(a)(b)	402,113	3,349,601
Internet Brands Inc. Class A(a)	48,013	337,531
Internet Capital Group Inc.(a)	317,468	3,727,074
Interwoven Inc.(a)	357,909	5,089,466
iPass Inc.(a)(b)	415,069	1,685,180
j2 Global Communications Inc.(a)	405,417	8,582,678
Keynote Systems Inc.(a)	128,974	1,812,085
Knot Inc. (The)(a)	226,986	3,618,157
Lionbridge Technologies Inc.(a)	497,350	1,765,593
Liquidity Services Inc.(a)	87,336	1,126,634
LoopNet Inc.(a)(b)	222,880	3,131,464
MercadoLibre Inc.(a)	132,004	9,752,456
Move Inc.(a)	858,158	2,102,487
NetFlix Inc.(a)(b)	385,591	10,264,432
NIC Inc.	322,607	2,722,803
1-800-FLOWERS.COM Inc.(a)	198,961	1,736,930
Online Resources Corp.(a)	236,973	2,824,718
Openwave Systems Inc.	679,759	1,767,373
Orbitz Worldwide Inc.(a)	279,322	2,374,237
Overstock.com Inc.(a)(b)	135,225	2,100,044
Perficient Inc.(a)(b)	240,675	3,788,225
Priceline.com Inc.(a)(b)	310,991	35,720,426
RealNetworks Inc.(a)	790,034	4,811,307
RightNow Technologies Inc.(a)	148,554	2,354,581
S1 Corp.(a)	424,358	3,097,813
Safeguard Scientifics Inc.(a)	995,845	1,792,521
Sapient Corp.(a)	669,568	5,898,894
Secure Computing Corp.(a)	382,856	3,675,418
Shutterfly Inc.(a)	120,100	3,076,962
Sohu.com Inc.(a)	225,619	12,300,748
SonicWALL Inc.(a)	531,536	5,698,066
Sourcefire Inc.(a)	54,750	456,615
Stamps.com Inc.(a)	135,487	1,650,232
TechTarget Inc.(a)	63,487	938,338
Terremark Worldwide Inc.(a)	416,461	2,706,997
TheStreet.com Inc.	179,640	2,859,869
TIBCO Software Inc.(a)	1,565,037	12,629,849
Travelzoo Inc.(a)	57,891	791,949
TriZetto Group Inc. (The)(a)(b)	371,805	6,458,253
United Online Inc.	548,171	6,479,381
ValueClick Inc.(a)(b)	819,642	17,950,160
Vasco Data Security International Inc.(a)	214,739	5,995,513
Vignette Corp.(a)	218,929	3,198,553
Vocus Inc.(a)	106,528	3,678,412
Websense Inc.(a)	369,352	6,271,597

		389,257,834
INVESTMENT COMPANIES—0.54%
Apollo Investment Corp.	979,783	16,705,300
Ares Capital Corp.	570,823	8,351,140
BlackRock Kelso Capital Corp.(b)	82,181	1,255,726
Capital Southwest Corp.	25,009	2,961,066
Gladstone Capital Corp.(b)	130,797	2,223,549

Hercules Technology Growth Capital Inc.	266,139	3,305,446
Kayne Anderson Energy Development Co.	82,233	1,883,958
Kohlberg Capital Corp.	117,293	1,407,516
MCG Capital Corp.	513,178	5,947,733
MVC Capital Inc.	199,466	3,219,381
NGP Capital Resources Co.	143,366	2,240,811
Patriots Capital Funding Inc.	169,623	1,711,496
PennantPark Investment Corp.	164,226	1,645,545
Prospect Energy Corp.	193,266	2,522,121
TICC Capital Corp.	175,267	1,617,714

		56,998,502
IRON & STEEL—0.22%
Claymont Steel Holdings Inc.(a)	71,518	1,669,945
Esmark Inc.(a)	141,215	1,995,368
Gibraltar Industries Inc.	205,695	3,171,817
Olympic Steel Inc.	71,875	2,279,156
Schnitzer Steel Industries Inc. Class A	179,639	12,418,444
Universal Stainless & Alloy Products Inc.(a)	54,298	1,931,380

		23,466,110
LEISURE TIME—0.56%
Ambassadors Group Inc.	129,243	2,366,439
Ambassadors International Inc.(b)	73,498	1,071,601
Arctic Cat Inc.	98,534	1,176,496
Callaway Golf Co.	544,291	9,486,992
Life Time Fitness Inc.(a)(b)	274,844	13,654,250
Marine Products Corp.	97,363	682,515
Multimedia Games Inc.(a)(b)	188,993	1,576,202
Nautilus Inc.	258,816	1,255,258
Polaris Industries Inc.(b)	293,776	14,033,680
Town Sports International Holdings Inc.(a)	133,507	1,276,327
WMS Industries Inc.(a)	333,634	12,224,350

		58,804,110
LODGING—0.33%
Ameristar Casinos Inc.	207,671	5,719,259
Gaylord Entertainment Co.(a)	336,402	13,614,189
Lodgian Inc.(a)	154,201	1,736,303
Marcus Corp.	174,036	2,688,856
Monarch Casino & Resort Inc.(a)	98,326	2,367,690
Morgans Hotel Group Co.(a)(b)	181,392	3,497,238
MTR Gaming Group Inc.(a)	168,966	1,147,279
Riviera Holdings Corp.(a)	83,751	2,579,531
Trump Entertainment Resorts Inc.(a)(b)	255,139	1,097,098

		34,447,443
MACHINERY—1.85%
Albany International Corp. Class A	240,909	8,937,724
Altra Holdings Inc.(a)	94,233	1,567,095
Applied Industrial Technologies Inc.	353,651	10,262,952
Astec Industries Inc.(a)	154,437	5,743,512
Briggs & Stratton Corp.	406,096	9,202,135
Bucyrus International Inc. Class A	307,025	30,515,215
Cascade Corp.	97,054	4,509,129
Chart Industries Inc.(a)	111,882	3,457,154
Cognex Corp.	363,517	7,324,868
Columbus McKinnon Corp.(a)	154,646	5,044,553
Flow International Corp.(a)	306,363	2,855,303
Gehl Corp.(a)	86,319	1,384,557
Gerber Scientific Inc.(a)	189,449	2,046,049
Gorman-Rupp Co. (The)	117,758	3,674,050
Hardinge Inc.	91,685	1,538,474

Hurco Companies Inc.(a)	45,625	1,991,531
Intermec Inc.(a)(b)	497,580	10,105,850
Intevac Inc.(a)	176,047	2,559,723
iRobot Corp.(a)(b)	126,339	2,284,209
Kadant Inc.(a)	114,663	3,402,051
Lindsay Corp.(b)	95,363	6,741,210
Middleby Corp. (The)(a)	112,187	8,595,768
NACCO Industries Inc.	47,831	4,768,272
Nordson Corp.	276,616	16,032,663
Park-Ohio Holdings Corp.(a)	65,976	1,655,998
Robbins & Myers Inc.	115,543	8,738,517
Sauer-Danfoss Inc.	89,824	2,250,091
Tecumseh Products Co. Class A(a)	127,169	2,977,026
Tennant Co.	138,285	6,124,643
TurboChef Technologies Inc.(a)	161,462	2,664,123
Twin Disc Inc.	37,314	2,640,712
Wabtec Corp.	399,897	13,772,453

		195,367,610
MANUFACTURING—2.03%
A.O. Smith Corp.	169,027	5,924,396
Actuant Corp. Class A	450,051	15,306,235
Acuity Brands Inc.	356,717	16,052,265
American Railcar Industries Inc.(b)	80,484	1,549,317
Ameron International Corp.	74,846	6,897,059
AptarGroup Inc.	568,331	23,250,421
AZZ Inc.(a)	95,404	2,704,703
Barnes Group Inc.	378,321	12,632,138
Blount International Inc.(a)	312,644	3,848,648
Ceradyne Inc.(a)	223,206	10,475,058
CLARCOR Inc.	421,230	15,994,103
EnPro Industries Inc.(a)	176,095	5,397,312
ESCO Technologies Inc.(a)	213,088	8,510,735
Federal Signal Corp.	393,935	4,419,951
FreightCar America Inc.	100,866	3,530,310
GenTek Inc.(a)	70,865	2,074,219
Griffon Corp.(a)	245,252	3,053,387
Hexcel Corp.(a)	774,499	18,804,836
Koppers Holdings Inc.	144,075	6,229,803
Lancaster Colony Corp.	184,325	7,317,703
LSB Industries Inc.(a)	127,672	3,602,904
Matthews International Corp. Class A	259,374	12,156,859
Myers Industries Inc.	230,461	3,334,771
Polypore International Inc.(a)	123,013	2,152,728
Raven Industries Inc.	131,435	5,045,790
Reddy Ice Holdings Inc.	179,032	4,531,300
Smith & Wesson Holding Corp.(a)(b)	244,025	1,488,553
Standex International Corp.	101,901	1,778,172
Sturm, Ruger & Co. Inc.(a)	185,917	1,539,393
Tredegar Corp.	245,131	3,941,706

		213,544,775
MEDIA—1.08%
Acacia Research Corp. - Acacia Technologies Group(a)	245,193	2,201,833
Belo Corp.	695,164	12,123,660
Charter Communications Inc. Class A(a)(b)	3,357,013	3,927,705
Citadel Broadcasting Corp.	1,497,984	3,085,847
CKX Inc.(a)	311,036	3,732,432
Courier Corp.	85,607	2,825,887
Cox Radio Inc. Class A(a)	273,246	3,319,939
Crown Media Holdings Inc. Class A(a)(b)	132,977	864,351
Cumulus Media Inc. Class A(a)(b)	233,405	1,876,576

DG FastChannel Inc.(a)	122,685	3,145,643
Dolan Media Co.(a)	91,724	2,675,589
Emmis Communications Corp.(a)	247,707	953,672
Entercom Communications Corp.	268,961	3,682,076
Entravision Communications Corp.(a)	568,059	4,447,902
Fisher Communications Inc.(a)	51,188	1,943,096
GateHouse Media Inc.(b)	183,434	1,610,551
Gemstar-TV Guide International Inc.(a)	2,056,534	9,789,102
Gray Television Inc.	344,186	2,760,372
Journal Communications Inc. Class A	359,111	3,210,452
Lee Enterprises Inc.	378,109	5,539,297
Lin TV Corp. Class A(a)	224,029	2,726,433
LodgeNet Entertainment Corp.(a)(b)	186,816	3,258,071
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	218,390	2,024,475
Media General Inc. Class A	181,516	3,857,215
Mediacom Communications Corp.(a)(b)	444,840	2,041,816
Nexstar Broadcasting Group Inc. Class A(a)	87,894	803,351
Playboy Enterprises Inc. Class B(a)	181,081	1,651,459
PRIMEDIA Inc.(b)	362,291	3,079,474
Radio One Inc. Class D(a)	628,518	1,489,588
Salem Communications Corp. Class A	75,175	495,403
Scholastic Corp.(a)	252,474	8,808,818
Sinclair Broadcast Group Inc. Class A	404,186	3,318,367
Spanish Broadcasting System Inc. Class A(a)	330,019	610,535
Sun-Times Media Group Inc. Class A(a)(c)	538,079	1,183,774
Value Line Inc.	11,093	446,604
Westwood One Inc.	585,216	1,164,580
World Wrestling Entertainment Inc.	185,522	2,738,305

		113,414,250
METAL FABRICATE & HARDWARE—1.13%
A.M. Castle & Co.	115,697	3,145,801
Ampco-Pittsburgh Corp.	59,504	2,268,888
CIRCOR International Inc.	134,215	6,222,207
Dynamic Materials Corp.	99,320	5,849,948
Haynes International Inc.(a)	95,489	6,636,486
Kaydon Corp.	232,274	12,668,224
L.B. Foster Co. Class A(a)	87,012	4,501,131
Ladish Co. Inc.(a)	119,195	5,148,032
Lawson Products Inc.	34,585	1,311,463
Mueller Industries Inc.	304,227	8,819,541
Mueller Water Products Inc. Class A(b)	942,607	8,973,619
Northwest Pipe Co.(a)	73,201	2,865,087
Quanex Corp.	304,719	15,814,916
RBC Bearings Inc.(a)	174,448	7,581,510
Sun Hydraulics Corp.	91,696	2,313,490
TriMas Corp.(a)	116,140	1,229,923
Valmont Industries Inc.	152,782	13,615,932
Worthington Industries Inc.	567,442	10,145,863

		119,112,061
MINING—1.19%
AMCOL International Corp.	210,808	7,595,412
Apex Silver Mines Ltd.(a)(b)	481,653	7,340,392
Brush Engineered Materials Inc.(a)	166,864	6,177,305
Century Aluminum Co.(a)	240,027	12,947,056
Coeur d’Alene Mines Corp.(a)(b)	3,790,669	18,725,905
Compass Minerals International Inc.	264,112	10,828,592
General Moly Inc.(a)(b)	398,845	4,654,521
Hecla Mining Co.(a)	987,729	9,235,266
Horsehead Holding Corp.(a)	45,917	779,211
Kaiser Aluminum Corp.	123,950	9,851,546
Royal Gold Inc.	208,909	6,375,903

RTI International Metals Inc.(a)	189,345	13,051,551
Stillwater Mining Co.(a)	343,702	3,320,161
Uranium Resources Inc.(a)	428,561	5,348,441
US Gold Corp.(a)	423,772	1,254,365
USEC Inc.(a)(b)	882,437	7,941,933

		125,427,560
OFFICE & BUSINESS EQUIPMENT—0.10%
IKON Office Solutions Inc.(b)	814,161	10,600,376

		10,600,376
OFFICE FURNISHINGS—0.29%
CompX International Inc.	10,086	147,457
Herman Miller Inc.	521,396	16,888,016
Interface Inc. Class A	449,303	7,332,625
Knoll Inc.	408,038	6,704,064

		31,072,162
OIL & GAS—3.59%
Alon USA Energy Inc.	106,486	2,894,289
Apco Argentina Inc.(b)	75,077	2,066,119
Approach Resources Inc.(a)	71,321	917,188
Arena Resources Inc.(a)	250,071	10,430,461
Atlas America Inc.	187,569	11,100,333
ATP Oil & Gas Corp.(a)	205,643	10,393,197
Atwood Oceanics Inc.(a)	225,196	22,573,647
Berry Petroleum Co. Class A	324,578	14,427,492
Bill Barrett Corp.(a)(b)	253,371	10,608,644
Bois d’Arc Energy Inc.(a)	149,579	2,969,143
BPZ Resources Inc.(a)(b)	424,458	4,745,440
Brigham Exploration Co.(a)	374,896	2,819,218
Bronco Drilling Co. Inc.(a)	213,984	3,177,662
Callon Petroleum Co.(a)	170,507	2,804,840
Carrizo Oil & Gas Inc.(a)	200,129	10,957,063
Clayton Williams Energy Inc.(a)	45,648	1,422,392
Comstock Resources Inc.(a)	364,607	12,396,638
Concho Resources Inc.(a)	189,434	3,904,235
Contango Oil & Gas Co.(a)	107,677	5,479,683
Crosstex Energy Inc.	302,746	11,274,261
CVR Energy Inc.(a)	164,729	4,108,341
Delek US Holdings Inc.	96,409	1,950,354
Delta Petroleum Corp.(a)(b)	539,493	10,169,443
Edge Petroleum Corp.(a)	234,061	1,387,982
Encore Acquisition Co.(a)	436,156	14,554,526
Energy Partners Ltd.(a)	232,348	2,744,030
EXCO Resources Inc.(a)	506,314	7,837,741
FX Energy Inc.(a)	310,526	1,763,788
GeoGlobal Resources Inc.(a)(b)	264,827	1,310,894
GeoMet Inc.(a)	149,346	776,599
GMX Resources Inc.(a)(b)	94,837	3,061,338
Goodrich Petroleum Corp.(a)(b)	146,205	3,307,157
Grey Wolf Inc.(a)	1,518,441	8,093,291
Gulfport Energy Corp.(a)	174,595	3,188,105
Harvest Natural Resources Inc.(a)	286,703	3,583,788
Mariner Energy Inc.(a)	715,562	16,372,059
McMoRan Exploration Co.(a)(b)	350,738	4,591,160
Meridian Resource Corp. (The)(a)	734,530	1,329,499
Oilsands Quest Inc.(a)(b)	1,086,119	4,431,366
Parallel Petroleum Corp.(a)	324,215	5,715,910
Parker Drilling Co.(a)	916,738	6,921,372
Penn Virginia Corp.	331,493	14,463,040
PetroCorp Inc. Escrow(c)	26,106	3
Petrohawk Energy Corp.(a)	1,392,543	24,104,919

Petroleum Development Corp.(a)	122,376	7,236,093
PetroQuest Energy Inc.(a)(b)	341,253	4,879,918
Pioneer Drilling Co.(a)	407,648	4,842,858
Rex Energy Corp.(a)	79,024	942,756
Rosetta Resources Inc.(a)	416,851	8,266,155
Stone Energy Corp.(a)	230,312	10,803,936
SulphCo Inc.(a)(b)	365,071	1,905,671
Swift Energy Co.(a)	245,417	10,805,711
Toreador Resources Corp.(a)	124,891	872,988
TXCO Resources Inc.(a)	277,051	3,341,235
VAALCO Energy Inc.(a)	486,600	2,262,690
Venoco Inc.(a)	117,279	2,337,370
Warren Resources Inc.(a)	477,779	6,751,017
Whiting Petroleum Corp.(a)	345,263	19,907,865

		378,284,913
OIL & GAS SERVICES—1.99%
Allis-Chalmers Energy Inc.(a)	206,391	3,044,267
Basic Energy Services Inc.(a)	335,748	7,369,669
Cal Dive International Inc.(a)	351,326	4,651,553
CARBO Ceramics Inc.	166,703	6,201,352
Complete Production Services Inc.(a)	350,977	6,307,057
Dawson Geophysical Co.(a)	62,493	4,465,750
Dril-Quip Inc.(a)	218,888	12,183,306
Exterran Holdings Inc.(a)(b)	495,263	40,512,513
Flotek Industries Inc.(a)	149,162	5,375,798
Geokinetics Inc.(a)	56,281	1,094,665
Gulf Island Fabrication Inc.	88,053	2,792,161
Hercules Offshore Inc.(a)	681,896	16,215,487
Hornbeck Offshore Services Inc.(a)	188,851	8,488,852
ION Geophysical Corp.(a)	669,999	10,572,584
Lufkin Industries Inc.	123,419	7,070,675
MarkWest Hydrocarbon Inc.	52,649	3,298,460
Matrix Service Co.(a)	218,331	4,763,982
NATCO Group Inc. Class A(a)	151,298	8,192,787
Newpark Resources Inc.(a)(b)	738,702	4,025,926
Oil States International Inc.(a)	404,451	13,799,868
RPC Inc.	264,710	3,099,754
Superior Offshore International Inc.(a)(b)	83,762	420,485
Superior Well Services Inc.(a)(b)	128,462	2,725,964
T-3 Energy Services Inc.(a)	50,427	2,370,573
Trico Marine Services Inc.(a)	97,847	3,622,296
Union Drilling Inc.(a)	113,539	1,790,510
W-H Energy Services Inc.(a)	249,792	14,040,808
Willbros Group Inc.(a)	304,153	11,646,018

		210,143,120
PACKAGING & CONTAINERS—0.31%
AEP Industries Inc.(a)	46,108	1,475,917
Chesapeake Corp.	163,369	847,885
Graphic Packaging Corp.(a)	565,103	2,085,230
Greif Inc. Class A	272,394	17,806,396
Silgan Holdings Inc.	203,475	10,568,492

		32,783,920
PHARMACEUTICALS—4.03%
ACADIA Pharmaceuticals Inc.(a)	254,661	2,819,097
Adams Respiratory Therapeutics Inc.(a)	292,392	17,467,498
Akorn Inc.(a)	452,596	3,322,055
Alexza Pharmaceuticals Inc.(a)	166,753	1,349,032
Alkermes Inc.(a)	825,782	12,873,941
Allos Therapeutics Inc.(a)	343,741	2,162,131
Alnylam Pharmaceuticals Inc.(a)	287,430	8,358,464

Alpharma Inc. Class A(a)	355,948	7,172,352
Altus Pharmaceuticals Inc.(a)(b)	174,827	905,604
Amicus Therapeutics Inc.(a)	41,432	445,394
Animal Health International Inc.(a)	97,216	1,195,757
Array BioPharma Inc.(a)	386,459	3,253,985
Auxilium Pharmaceuticals Inc.(a)	256,688	7,698,073
Bentley Pharmaceuticals Inc.(a)(b)	157,140	2,371,243
Biodel Inc.(a)	41,344	960,421
BioForm Medical Inc.(a)	91,616	625,737
BioMarin Pharmaceutical Inc.(a)	786,605	27,845,817
Bionovo Inc.(a)(b)	430,408	735,998
Bradley Pharmaceuticals Inc.(a)	104,429	2,057,251
Cadence Pharmaceuticals Inc.(a)	132,993	1,976,276
Caraco Pharmaceutical Laboratories Ltd.(a)	87,546	1,501,414
Cubist Pharmaceuticals Inc.(a)(b)	454,645	9,324,769
CV Therapeutics Inc.(a)	487,807	4,414,653
Cypress Bioscience Inc.(a)	304,000	3,353,120
Cytrx Corp.(a)(b)	714,510	2,029,208
Dendreon Corp.(a)(b)	685,996	4,266,895
Discovery Laboratories Inc.(a)	696,245	1,496,927
DURECT Corp.(a)	608,311	3,911,440
Emergent BioSolutions Inc.(a)	48,641	246,123
HealthExtras Inc.(a)	253,843	6,620,225
Idenix Pharmaceuticals Inc.(a)(b)	203,928	550,606
I-Flow Corp.(a)	168,738	2,662,686
Indevus Pharmaceuticals Inc.(a)	500,946	3,481,575
Isis Pharmaceuticals Inc.(a)(b)	714,141	11,247,721
Javelin Pharmaceuticals Inc.(a)(b)	350,184	1,309,688
Jazz Pharmaceuticals Inc.(a)(b)	49,517	727,900
K-V Pharmaceutical Co. Class A(a)	290,441	8,289,186
Ligand Pharmaceuticals Inc. Class B	699,582	3,378,981
Mannatech Inc.(b)	128,851	814,338
MannKind Corp.(a)(b)	433,617	3,451,591
MAP Pharmaceuticals Inc.(a)	48,660	852,037
Medarex Inc.(a)(b)	1,034,501	10,779,500
Medicines Co. (The)(a)	424,800	8,139,168
Medicis Pharmaceutical Corp. Class A	458,515	11,907,635
MGI PHARMA INC.(a)	654,955	26,545,326
Nabi Biopharmaceuticals(a)	498,557	1,799,791
Nastech Pharmaceutical Co. Inc.(a)(b)	210,837	801,181
Neurocrine Biosciences Inc.(a)	312,654	1,419,449
Neurogen Corp.(a)	259,959	896,859
Noven Pharmaceuticals Inc.(a)	204,206	2,834,379
Obagi Medical Products Inc.(a)	43,689	799,072
Onyx Pharmaceuticals Inc.(a)	449,119	24,979,999
OSI Pharmaceuticals Inc.(a)	473,382	22,963,761
Osiris Therapeutics Inc.(a)(b)	111,670	1,342,273
Pain Therapeutics Inc.(a)	295,824	3,135,734
Par Pharmaceutical Companies Inc.(a)	277,726	6,665,424
Penwest Pharmaceuticals Co.(a)	191,847	1,122,305
Perrigo Co.	631,171	22,097,297
PetMed Express Inc.(a)	175,879	2,128,136
PharMerica Corp.(a)	222,450	3,087,606
Pharmion Corp.(a)(b)	213,645	13,429,725
Poniard Pharmaceuticals Inc.(a)	190,734	841,137
POZEN Inc.(a)(b)	209,372	2,512,464
Progenics Pharmaceuticals Inc.(a)	209,783	3,790,779
Rigel Pharmaceuticals Inc.(a)	247,937	6,295,120
Salix Pharmaceuticals Ltd.(a)(b)	387,423	3,052,893
Santarus Inc.(a)	418,435	1,150,696
Sciele Pharma Inc.(a)(b)	289,481	5,919,886
Sirtris Pharmaceuticals Inc.(a)(b)	49,839	682,296
Somaxon Pharmaceuticals Inc.(a)(b)	83,840	436,806

Sucampo Pharmaceuticals Inc.(a)	35,240	646,302
Synta Pharmaceuticals Corp.(a)(b)	41,323	276,864
Synutra International Inc.(a)(b)	35,336	1,067,147
Tiens Biotech Group (USA) Inc.(a)(b)	29,771	69,664
Trubion Pharmaceuticals Inc.(a)(b)	71,300	713,000
United Therapeutics Corp.(a)	170,528	16,652,059
USANA Health Sciences Inc.(a)(b)	69,426	2,574,316
Valeant Pharmaceuticals International(a)(b)	780,470	9,342,226
Vanda Pharmaceuticals Inc.(a)	219,072	1,507,215
ViroPharma Inc.(a)(b)	573,395	4,552,756
VIVUS Inc.(a)	480,187	2,487,369
XenoPort Inc.(a)	176,964	9,888,748
Zymogenetics Inc.(a)(b)	319,570	3,729,382

		424,590,954
REAL ESTATE—0.17%
Avatar Holdings Inc.(a)(b)	46,994	1,965,289
Consolidated-Tomoka Land Co.	46,996	2,945,709
Grubb & Ellis Co.	130,397	835,845
HFF Inc. Class A(a)	135,706	1,050,364
Hilltop Holdings Inc.(a)	389,557	4,253,962
Meruelo Maddux Properties Inc.(a)	375,359	1,501,436
Resource Capital Corp.	180,850	1,683,714
Stratus Properties Inc.(a)(b)	40,448	1,372,805
Tarragon Corp.(a)(b)	117,206	175,809
Thomas Properties Group Inc.	195,471	2,107,177

		17,892,110
REAL ESTATE INVESTMENT TRUSTS—5.60%
Acadia Realty Trust	263,911	6,758,761
Agree Realty Corp.	63,629	1,915,233
Alesco Financial Inc.(b)	500,096	1,640,315
Alexander’s Inc.(a)	16,446	5,809,550
Alexandria Real Estate Equities Inc.	261,599	26,596,770
American Campus Communities Inc.	222,574	5,976,112
American Financial Realty Trust	1,070,016	8,581,528
Anthracite Capital Inc.	526,622	3,812,743
Anworth Mortgage Asset Corp.	420,673	3,474,759
Arbor Realty Trust Inc.	111,131	1,790,320
Ashford Hospitality Trust Inc.	869,953	6,254,962
Associated Estates Realty Corp.	78,320	739,341
BioMed Realty Trust Inc.	537,674	12,457,907
BRT Realty Trust	57,397	878,174
Capital Trust Inc. Class A(b)	112,149	3,437,367
CapLease Inc.(b)	357,719	3,011,994
CBRE Realty Finance Inc.	239,482	1,278,834
Cedar Shopping Centers Inc.	363,267	3,716,221
Chimera Investment Corp.	269,176	4,812,867
Corporate Office Properties Trust	320,391	10,092,317
Cousins Properties Inc.	333,027	7,359,897
Crystal River Capital Inc.(b)	205,561	2,968,301
DCT Industrial Trust Inc.	1,383,280	12,878,337
Deerfield Capital Corp.	425,135	3,401,080
DiamondRock Hospitality Co.	776,372	11,630,053
Digital Realty Trust Inc.	463,055	17,767,420
DuPont Fabros Technology Inc.	287,442	5,633,863
EastGroup Properties Inc.	194,996	8,160,583
Education Realty Trust Inc.	229,889	2,583,952
Entertainment Properties Trust	230,812	10,848,164
Equity Lifestyle Properties Inc.	165,255	7,547,196
Equity One Inc.	298,911	6,883,920
Extra Space Storage Inc.	528,791	7,556,423
FelCor Lodging Trust Inc.	512,499	7,989,859

First Industrial Realty Trust Inc.	372,638	12,893,275
First Potomac Realty Trust	198,945	3,439,759
Franklin Street Properties Corp.	488,840	7,234,832
Getty Realty Corp.	142,449	3,800,539
Glimcher Realty Trust	304,917	4,357,264
GMH Communities Trust	258,221	1,425,380
Gramercy Capital Corp.(b)	204,412	4,969,256
Healthcare Realty Trust Inc.	416,155	10,566,175
Hersha Hospitality Trust	335,134	3,183,773
Highwoods Properties Inc.	467,035	13,721,488
Home Properties Inc.	272,856	12,237,592
Impac Mortgage Holdings Inc.(b)	622,967	348,862
Inland Real Estate Corp.	477,053	6,755,070
Investors Real Estate Trust	437,475	3,924,151
JER Investors Trust Inc.(b)	212,957	2,293,547
Kite Realty Group Trust	171,534	2,619,324
LaSalle Hotel Properties	329,387	10,507,445
Lexington Realty Trust	543,348	7,900,280
LTC Properties Inc.	194,455	4,871,098
Luminent Mortgage Capital Inc.(b)	360,430	281,135
Maguire Properties Inc.	307,735	9,068,950
Medical Properties Trust Inc.	407,470	4,152,119
MFA Mortgage Investments Inc.	1,001,250	9,261,563
Mid-America Apartment Communities Inc.	208,995	8,934,536
Mission West Properties Inc.	161,430	1,535,199
National Health Investors Inc.	191,303	5,337,354
National Retail Properties Inc.	587,276	13,730,513
Nationwide Health Properties Inc.	732,847	22,989,410
Newcastle Investment Corp.(b)	341,274	4,422,911
NorthStar Realty Finance Corp.(b)	503,982	4,495,519
NovaStar Financial Inc.(a)(b)	77,455	223,845
Omega Healthcare Investors Inc.	552,204	8,862,874
Parkway Properties Inc.	130,592	4,829,292
Pennsylvania Real Estate Investment Trust	264,022	7,836,173
Post Properties Inc.(b)	358,363	12,585,709
PS Business Parks Inc.	130,808	6,873,960
Quadra Realty Trust Inc.	137,172	1,102,863
RAIT Financial Trust(b)	520,003	4,482,426
Ramco-Gershenson Properties Trust	152,337	3,255,442
Realty Income Corp.	829,558	22,414,657
Redwood Trust Inc.(b)	197,667	6,768,118
Saul Centers Inc.	87,945	4,698,901
Senior Housing Properties Trust	718,380	16,292,858
Sovran Self Storage Inc.	178,016	7,138,442
Strategic Hotels & Resorts Inc.	610,687	10,216,794
Sun Communities Inc.	131,543	2,771,611
Sunstone Hotel Investors Inc.	511,912	9,362,870
Tanger Factory Outlet Centers Inc.	256,867	9,686,455
Universal Health Realty Income Trust	96,938	3,435,483
Urstadt Biddle Properties Inc. Class A	173,220	2,684,910
U-Store-It Trust	380,739	3,487,569
Washington Real Estate Investment Trust(b)	369,800	11,615,418
Winthrop Realty Trust Inc.	416,171	2,201,545

		590,331,657
RETAIL—4.67%
A.C. Moore Arts & Crafts Inc.(a)	166,697	2,292,084
Aeropostale Inc.(a)	544,022	14,416,583
AFC Enterprises Inc.(a)	228,130	2,582,432
Asbury Automotive Group Inc.	210,649	3,170,267
Bebe Stores Inc.	208,529	2,681,683
Big 5 Sporting Goods Corp.	186,322	2,686,763
BJ’s Restaurants Inc.(a)	139,627	2,270,335

Blockbuster Inc. Class A(a)(b)	1,577,299	6,151,466
Bob Evans Farms Inc.	270,503	7,284,646
Bon-Ton Stores Inc. (The)(b)	84,040	797,540
Books-A-Million Inc.	122,014	1,454,407
Borders Group Inc.	481,027	5,122,938
Brown Shoe Co. Inc.	361,318	5,481,194
Buckle Inc. (The)	115,261	3,803,613
Buffalo Wild Wings Inc.(a)	126,024	2,926,277
Build-A-Bear Workshop Inc.(a)(b)	129,040	1,800,108
Cabela’s Inc. Class A(a)(b)	319,230	4,810,796
Cache Inc.(a)	101,292	946,067
California Pizza Kitchen Inc.(a)	239,013	3,721,432
Carrols Restaurant Group Inc.(a)	82,124	786,748
Casey’s General Store Inc.	414,920	12,285,781
Cash America International Inc.	243,993	7,880,974
Casual Male Retail Group Inc.(a)(b)	297,686	1,542,013
Cato Corp. Class A	245,400	3,842,964
CBRL Group Inc.	202,484	6,558,457
CEC Entertainment Inc.(a)	212,844	5,525,430
Charlotte Russe Holding Inc.(a)	208,234	3,362,979
Charming Shoppes Inc.(a)	954,980	5,166,442
Children’s Place Retail Stores Inc. (The)(a)	184,677	4,788,675
Chipotle Mexican Grill Inc. Class B(a)	269,277	33,134,535
Christopher & Banks Corp.	297,456	3,405,871
Citi Trends Inc.(a)	113,916	1,758,863
CKE Restaurants Inc.	469,909	6,202,799
Collective Brands Inc.(a)(b)	536,050	9,321,910
Conn’s Inc.(a)(b)	100,489	1,719,367
CSK Auto Corp.(a)	362,093	1,814,086
Denny’s Corp.(a)	770,106	2,887,898
Domino’s Pizza Inc.	359,935	4,761,940
Dress Barn Inc.(a)	386,412	4,834,014
DSW Inc. Class A(a)(b)	133,461	2,503,728
Eddie Bauer Holdings Inc.(a)	250,442	1,590,307
EZCORP Inc.(a)	304,429	3,437,003
FGX International Holdings Ltd.(a)	98,661	1,169,133
Finish Line Inc. (The) Class A	348,553	843,498
First Cash Financial Services Inc.(a)	204,463	3,001,517
Fred’s Inc.	329,365	3,171,785
Gander Mountain Co.(a)(b)	42,490	209,476
Genesco Inc.(a)	186,786	7,060,511
Group 1 Automotive Inc.	186,932	4,439,635
Haverty Furniture Companies Inc.	163,080	1,466,089
hhgregg Inc.(a)	77,459	1,065,836
Hibbett Sports Inc.(a)	259,603	5,186,868
Hot Topic Inc.(a)	364,060	2,118,829
IHOP Corp.(b)	143,081	5,233,903
Insight Enterprises Inc.(a)	397,034	7,241,900
J. Crew Group Inc.(a)(b)	319,699	15,412,689
Jack in the Box Inc.(a)	514,191	13,250,702
Jamba Inc.(a)(b)	427,005	1,579,919
Jo-Ann Stores Inc.(a)	205,064	2,682,237
Jos. A. Bank Clothiers Inc.(a)(b)	148,445	4,223,260
Kenneth Cole Productions Inc. Class A	81,613	1,427,411
Krispy Kreme Doughnuts Inc.(a)(b)	530,363	1,675,947
Landry’s Restaurants Inc.(b)	102,986	2,028,824
Lithia Motors Inc. Class A	130,200	1,787,646
Longs Drug Stores Corp.	270,492	12,713,124
lululemon athletica inc.(a)(b)	103,493	4,902,463
MarineMax Inc.(a)(b)	134,592	2,086,176
McCormick & Schmick’s Seafood Restaurants Inc.(a)	120,305	1,435,239
Men’s Wearhouse Inc. (The)	445,147	12,010,066

Morton’s Restaurant Group Inc.(a)	87,375	815,209
Movado Group Inc.	141,401	3,576,031
New York & Co. Inc.(a)	179,195	1,143,264
99 Cents Only Stores(a)	385,527	3,068,795
Nu Skin Enterprises Inc. Class A	413,306	6,790,618
O’Charley’s Inc.	182,394	2,732,262
P.F. Chang’s China Bistro Inc.(a)(b)	211,803	4,837,581
Pacific Sunwear of California Inc.(a)	576,625	8,136,179
Pantry Inc. (The)(a)	187,965	4,911,525
Papa John’s International Inc.(a)	176,691	4,010,886
PC Connection Inc.(a)(b)	76,132	864,098
Pep Boys - Manny, Moe & Jack (The)	327,591	3,760,745
Pier 1 Imports Inc.(a)	725,491	3,794,318
PriceSmart Inc.	109,939	3,304,766
Red Robin Gourmet Burgers Inc.(a)(b)	136,859	4,378,119
Regis Corp.	363,819	10,172,379
Retail Ventures Inc.(a)	227,187	1,156,382
Ruby Tuesday Inc.	446,284	4,351,269
Rush Enterprises Inc. Class A(a)	272,631	4,956,432
Ruth’s Chris Steak House Inc.(a)	156,242	1,396,803
Sally Beauty Co. Inc.(a)	768,772	6,957,387
School Specialty Inc.(a)(b)	173,841	6,006,207
Select Comfort Corp.(a)	385,165	2,700,007
Shoe Carnival Inc.(a)	72,377	1,021,239
Sonic Automotive Inc.	254,621	4,929,463
Sonic Corp.(a)	499,082	10,929,896
Stage Stores Inc.	356,497	5,276,156
Steak n Shake Co. (The)(a)	234,153	2,552,268
Stein Mart Inc.	222,428	1,054,309
Syms Corp.(b)	56,372	851,217
Systemax Inc.(b)	87,368	1,775,318
Talbots Inc. (The)(b)	190,611	2,253,022
Texas Roadhouse Inc. Class A(a)	432,543	4,783,926
Triarc Companies Inc. Class B	517,246	4,531,075
Tuesday Morning Corp.	246,318	1,248,832
Tween Brands Inc.(a)	203,046	5,376,658
Ulta Salon Cosmetics & Fragrance Inc.(a)	84,471	1,448,678
Under Armour Inc. Class A(a)(b)	203,289	8,877,631
West Marine Inc.(a)	121,649	1,092,408
Wet Seal Inc. Class A(a)	692,138	1,612,682
World Fuel Services Corp.	234,232	6,799,755
Zale Corp.(a)(b)	364,046	5,846,579
Zumiez Inc.(a)(b)	141,875	3,456,075

		492,476,547
SAVINGS & LOANS—1.05%
Abington Bancorp Inc.	86,081	809,161
Anchor BanCorp Wisconsin Inc.	160,894	3,784,227
BankAtlantic Bancorp Inc. Class A	342,703	1,405,082
BankFinancial Corp.	190,495	3,013,631
BankUnited Financial Corp. Class A(b)	262,889	1,813,934
Beneficial Mutual Bancorp. Inc.(a)(b)	299,775	2,913,813
Berkshire Hills Bancorp Inc.	87,938	2,286,388
Brookline Bancorp Inc.	518,032	5,263,205
Clifton Savings Bancorp Inc.	98,538	965,672
Dime Community Bancshares Inc.	202,622	2,587,483
Downey Financial Corp.(b)	173,268	5,390,367
First Financial Holdings Inc.	98,124	2,690,560
First Niagara Financial Group Inc.	832,366	10,021,687
First Place Financial Corp.	143,242	2,003,956
FirstFed Financial Corp.(a)(b)	112,084	4,014,849
Flagstar Bancorp Inc.	366,009	2,551,083
Flushing Financial Corp.	173,574	2,785,863

Franklin Bank Corp.(a)	208,330	897,902
Investors Bancorp Inc.(a)	419,298	5,928,874
Kearny Financial Corp.	176,058	2,096,851
KNBT Bancorp Inc.	226,623	3,494,527
NASB Financial Inc.	31,189	822,766
NewAlliance Bancshares Inc.	931,833	10,734,716
Northwest Bancorp Inc.(b)	150,622	4,002,027
Oritani Financial Corp.(a)	99,858	1,228,253
PFF Bancorp Inc.	185,671	2,235,479
Provident Financial Services Inc.	507,583	7,319,347
Provident New York Bancorp	348,158	4,498,201
Rockville Financial Inc.	73,032	890,990
Roma Financial Corp.	83,338	1,307,573
TierOne Corp.	148,265	3,284,070
United Community Financial Corp.	219,823	1,213,423
ViewPoint Financial Group	95,599	1,580,251
Wauwatosa Holdings Inc.(a)(b)	80,819	1,036,100
Westfield Financial Inc.	85,071	825,189
WSFS Financial Corp.	51,434	2,581,987

		110,279,487
SEMICONDUCTORS—3.12%
Actel Corp.(a)	214,259	2,926,778
Advanced Analogic Technologies Inc.(a)(b)	313,764	3,539,258
AMIS Holdings Inc.(a)	548,962	5,500,599
Amkor Technology Inc.(a)(b)	859,105	7,328,166
ANADIGICS Inc.(a)	483,268	5,591,411
Applied Micro Circuits Corp.(a)	581,666	5,083,761
Asyst Technologies Inc.(a)	405,536	1,322,047
ATMI Inc.(a)	283,392	9,139,392
AuthenTec Inc.(a)	63,788	926,840
Axcelis Technologies Inc.(a)	835,099	3,841,455
Brooks Automation Inc.(a)	578,056	7,636,120
Cabot Microelectronics Corp.(a)	195,254	7,011,571
Cavium Networks Inc.(a)	55,698	1,282,168
Cirrus Logic Inc.(a)(b)	724,637	3,826,083
Cohu Inc.	187,003	2,861,146
Conexant Systems Inc.(a)	4,031,082	3,345,798
Credence Systems Corp.(a)	831,361	2,011,894
Diodes Inc.(a)	244,697	7,358,039
DSP Group Inc.(a)	266,792	3,254,862
Emulex Corp.(a)	700,831	11,437,562
Entegris Inc.(a)	951,126	8,208,217
Exar Corp.(a)	357,594	2,850,024
FormFactor Inc.(a)	392,263	12,983,905
Genesis Microchip Inc.(a)	304,791	2,612,059
Hittite Microwave Corp.(a)	134,283	6,413,356
IPG Photonics Corp.(a)	82,321	1,645,597
IXYS Corp.(a)	212,463	1,703,953
Kulicke and Soffa Industries Inc.(a)	443,302	3,041,052
Lattice Semiconductor Corp.(a)	943,911	3,067,711
LTX Corp.(a)	510,846	1,624,490
Mattson Technology Inc.(a)	432,888	3,705,521
Micrel Inc.	456,280	3,855,566
Microsemi Corp.(a)(b)	626,243	13,865,020
Microtune Inc.(a)	440,773	2,878,248
MIPS Technologies Inc. Class A(a)(b)	356,507	1,768,275
MKS Instruments Inc.(a)	415,583	7,954,259
Monolithic Power Systems Inc.(a)	194,829	4,182,979
NetLogic Microsystems Inc.(a)	135,184	4,352,925
OmniVision Technologies Inc.(a)	451,146	7,060,435
ON Semiconductor Corp.(a)	1,993,266	17,700,202
Pericom Semiconductor Corp.(a)	213,840	3,998,808

Photronics Inc.(a)	343,356	4,281,649
PLX Technology Inc.(a)	235,697	2,191,982
PMC-Sierra Inc.(a)	1,754,749	11,476,058
Rubicon Technology Inc.(a)	53,673	1,274,734
Rudolph Technologies Inc.(a)	239,250	2,708,310
Semitool Inc.(a)(b)	181,837	1,578,345
Semtech Corp.(a)	516,485	8,015,847
Silicon Image Inc.(a)	721,306	3,260,303
SiRF Technology Holdings Inc.(a)	492,930	12,387,331
Skyworks Solutions Inc.(a)(b)	1,313,134	11,161,639
Spansion Inc. Class A(a)	739,823	2,907,504
Standard Microsystems Corp.(a)	187,779	7,336,526
Supertex Inc.(a)	93,763	2,933,844
Syntax-Brillian Corp.(a)(b)	471,754	1,453,002
Techwell Inc.(a)(b)	122,791	1,351,929
Tessera Technologies Inc.(a)	393,679	16,377,046
TriQuint Semiconductor Inc.(a)	1,142,659	7,575,829
Ultra Clean Holdings Inc.(a)	155,950	1,902,590
Ultratech Inc.(a)(b)	191,306	2,169,410
Veeco Instruments Inc.(a)(b)	255,920	4,273,864
Volterra Semiconductor Corp.(a)	175,246	1,932,963
Zoran Corp.(a)	407,459	9,171,902

		328,420,159
SOFTWARE—3.97%
ACI Worldwide Inc.(a)(b)	305,389	5,814,607
Actuate Corp.(a)	497,435	3,865,070
Advent Software Inc.(a)(b)	142,482	7,708,276
Allscripts Healthcare Solutions Inc.(a)(b)	454,617	8,828,662
American Reprographics Co.(a)	244,683	4,032,376
ANSYS Inc.(a)	636,460	26,387,632
Aspen Technology Inc.(a)	723,367	11,733,013
Avid Technology Inc.(a)(b)	339,104	9,610,207
Blackbaud Inc.	360,895	10,119,496
Blackboard Inc.(a)(b)	234,512	9,439,108
BladeLogic Inc.(a)	47,932	1,417,349
Borland Software Corp.(a)(b)	598,324	1,800,955
Bottomline Technologies Inc.(a)	178,196	2,494,744
CommVault Systems Inc.(a)	291,619	6,176,490
Computer Programs and Systems Inc.	74,480	1,693,675
Concur Technologies Inc.(a)	351,682	12,734,405
CSG Systems International Inc.(a)	305,201	4,492,559
Deltek Inc.(a)	74,024	1,127,386
Digi International Inc.(a)	207,605	2,945,915
DivX Inc.(a)	191,031	2,674,434
Double-Take Software Inc.(a)	68,918	1,496,899
Eclipsys Corp.(a)(b)	375,165	9,495,426
Epicor Software Corp.(a)(b)	477,196	5,621,369
EPIQ Systems Inc.(a)	240,410	4,185,538
FalconStor Software Inc.(a)	263,135	2,962,900
Glu Mobile Inc.(a)	60,555	316,097
Guidance Software Inc.(a)	26,726	372,560
Informatica Corp.(a)	718,748	12,951,839
infoUSA Inc.	267,570	2,389,400
InnerWorkings Inc.(a)(b)	191,602	3,307,051
Interactive Intelligence Inc.(a)	107,048	2,820,715
INVESTools Inc.(a)	429,708	7,623,020
JDA Software Group Inc.(a)	211,030	4,317,674
Lawson Software Inc.(a)	1,013,307	10,376,264
ManTech International Corp. Class A(a)	160,379	7,027,808
MicroStrategy Inc. Class A(a)	78,616	7,476,382
Midway Games Inc.(a)(b)	190,075	524,607
Monotype Imaging Holdings Inc.(a)	90,491	1,372,748

MSC Software Corp.(a)	360,599	4,684,181
Nuance Communications Inc.(a)	1,227,213	22,924,339
Omnicell Inc.(a)	276,135	7,436,316
Omniture Inc.(a)	281,645	9,375,962
OpenTV Corp.(a)(b)	767,921	1,013,656
Packeteer Inc.(a)	295,457	1,820,015
Parametric Technology Corp.(a)	943,232	16,836,691
PDF Solutions Inc.(a)	186,980	1,684,690
Pegasystems Inc.	110,294	1,315,807
Phase Forward Inc.(a)	337,798	7,347,107
Progress Software Corp.(a)(b)	336,792	11,343,155
PROS Holdings Inc.(a)	64,350	1,262,547
QAD Inc.	118,872	1,110,264
Quality Systems Inc.(b)	139,834	4,263,539
Quest Software Inc.(a)(b)	560,321	10,332,319
Renaissance Learning Inc.(b)	70,077	981,078
Schawk Inc.	120,991	1,877,780
SeaChange International Inc.(a)	241,931	1,749,161
Smith Micro Software Inc.(a)(b)	243,696	2,064,105
Solera Holdings Inc.(a)	215,607	5,342,741
SourceForge Inc.(a)(b)	554,666	1,358,932
SPSS Inc.(a)	150,889	5,418,424
Sybase Inc.(a)(b)	750,005	19,567,630
Synchronoss Technologies Inc.(a)	151,159	5,357,075
SYNNEX Corp.(a)	134,132	2,628,987
Take-Two Interactive Software Inc.(a)(b)	598,870	11,049,152
Taleo Corp. Class A(a)	135,766	4,043,111
THQ Inc.(a)(b)	549,520	15,490,969
Trident Microsystems Inc.(a)	469,686	3,081,140
Ultimate Software Group Inc.(a)	202,792	6,381,864
Unica Corp.(a)	80,780	747,215
Visual Sciences Inc.(a)	167,618	3,097,581
Wind River Systems Inc.(a)	613,119	5,475,153

		418,197,342
STORAGE & WAREHOUSING—0.05%
Mobile Mini Inc.(a)	294,908	5,467,594

		5,467,594
TELECOMMUNICATIONS—4.23%
Acme Packet Inc.(a)	181,630	2,286,722
Adaptec Inc.(a)	972,670	3,287,625
ADTRAN Inc.	483,646	10,340,351
Airvana Inc.(a)	69,610	377,982
Alaska Communications Systems Group Inc.	350,774	5,261,610
Anaren Inc.(a)	131,091	2,161,691
Anixter International Inc.(a)	253,493	15,785,009
ARRIS Group Inc.(a)	1,079,444	10,772,847
Aruba Networks Inc.(a)(b)	69,072	1,029,864
Atheros Communications Inc.(a)(b)	453,903	13,862,198
Atlantic Tele-Network Inc.	77,367	2,613,457
Avanex Corp.(a)	1,600,062	1,600,062
BigBand Networks Inc.(a)	101,163	519,978
Black Box Corp.	142,547	5,155,925
Cbeyond Inc.(a)	169,649	6,614,615
Centennial Communications Corp.(a)	195,620	1,817,310
Cincinnati Bell Inc.(a)	2,034,067	9,661,818
Comtech Telecommunications Corp.(a)	190,021	10,263,034
Consolidated Communications Holdings Inc.	162,114	3,226,069
CPI International Inc.(a)	59,226	1,012,765
Ditech Networks Inc.(a)	214,049	742,750
EMS Technologies Inc.(a)	126,005	3,810,391
Extreme Networks Inc.(a)	973,740	3,447,040

FairPoint Communications Inc.	289,289	3,766,543
FiberTower Corp.(a)(b)	848,140	1,933,759
Finisar Corp.(a)(b)	2,201,912	3,192,772
Foundry Networks Inc.(a)	1,196,338	20,959,842
General Communication Inc. Class A(a)	440,826	3,857,228
GeoEye Inc.(a)	143,775	4,838,029
Global Crossing Ltd.(a)(b)	292,733	6,454,763
Globalstar Inc.(a)(b)	159,757	1,278,056
Golden Telecom Inc.(a)	128,998	13,022,348
Harmonic Inc.(a)(b)	747,010	7,828,665
Harris Stratex Networks Inc.(a)	207,553	3,466,135
Hughes Communications Inc.(a)	52,878	2,887,668
Hungarian Telephone and Cable Corp.(a)	29,628	524,119
Hypercom Corp.(a)	438,276	2,182,614
ICO Global Communications (Holdings) Ltd.(a)(b)	845,383	2,688,318
IDT Corp. Class B	377,483	3,189,731
Infinera Corp.(a)(b)	140,342	2,082,675
InterDigital Inc.(a)	385,366	8,990,589
Iowa Telecommunications Services Inc.	260,569	4,236,852
iPCS Inc.	139,587	5,023,736
Ixia(a)	360,151	3,414,231
Knology Inc.(a)	214,085	2,736,006
Loral Space & Communications Inc.(a)	94,180	3,225,665
MasTec Inc.(a)	348,842	3,547,723
MRV Communications Inc.(a)	1,301,267	3,018,939
NETGEAR Inc.(a)	284,149	10,135,595
Network Equipment Technologies Inc.(a)(b)	216,798	1,825,439
Neutral Tandem Inc.(a)	54,802	1,042,334
Newport Corp.(a)(b)	287,180	3,673,032
NextWave Wireless Inc.(a)	243,896	1,312,160
North Pittsburgh Systems Inc.	136,909	3,106,465
Novatel Wireless Inc.(a)(b)	264,917	4,291,655
NTELOS Holdings Corp.	228,106	6,772,467
Oplink Communications Inc.(a)	183,107	2,810,692
Opnext Inc.(a)	153,236	1,356,139
Optium Corp.(a)	100,583	792,594
ORBCOMM Inc.(a)(b)	216,041	1,358,898
PAETEC Holding Corp.(a)	612,791	5,974,712
Plantronics Inc.	394,632	10,260,432
Polycom Inc.(a)(b)	753,039	20,919,423
Powerwave Technologies Inc.(a)(b)	1,070,313	4,313,361
Preformed Line Products Co.(b)	20,479	1,218,501
Premiere Global Services Inc.(a)	507,112	7,530,613
RCN Corp.(a)	250,943	3,912,201
RF Micro Devices Inc.(a)(b)	2,171,284	12,398,030
Rural Cellular Corp. Class A(a)	100,278	4,421,257
SAVVIS Inc.(a)(b)	225,605	6,296,636
Shenandoah Telecommunications Co.	191,837	4,600,251
ShoreTel Inc.(a)	74,572	1,041,771
Sonus Networks Inc.(a)(b)	2,195,331	12,798,780
Starent Networks Corp.(a)	106,685	1,947,001
SureWest Communications	119,096	2,036,542
Switch & Data Facilities Co. Inc.(a)	104,685	1,677,054
Sycamore Networks Inc.(a)(b)	1,513,806	5,813,015
Symmetricom Inc.(a)	381,317	1,796,003
Syniverse Holdings Inc.(a)	224,333	3,495,108
Tekelec(a)	500,335	6,254,188
3Com Corp.(a)	3,195,979	14,445,825
Time Warner Telecom Inc. Class A(a)(b)	1,188,289	24,110,384
USA Mobility Inc.(a)	189,908	2,715,684
UTStarcom Inc.(a)(b)	873,473	2,402,051
Veraz Networks Inc.(a)	73,837	355,894
Viasat Inc.(a)	198,969	6,850,503

Virgin Mobile USA Inc. Class A(a)(b)	226,250	2,011,363
Vonage Holdings Corp.(a)(b)	530,797	1,220,833

		445,293,005
TEXTILES—0.11%
G&K Services Inc. Class A	176,699	6,629,746
UniFirst Corp.	117,592	4,468,496

		11,098,242
TOYS, GAMES & HOBBIES—0.21%
JAKKS Pacific Inc.(a)	231,149	5,457,428
LeapFrog Enterprises Inc.(a)	283,384	1,907,174
Marvel Entertainment Inc.(a)	407,223	10,876,926
RC2 Corp.(a)	155,840	4,374,429

		22,615,957
TRANSPORTATION—1.57%
ABX Air Inc.(a)	482,123	2,015,274
American Commercial Lines Inc.(a)(b)	411,800	6,687,632
Arkansas Best Corp.	185,221	4,063,749
Arlington Tankers Ltd.	109,221	2,417,061
Atlas Air Worldwide Holdings Inc.(a)	109,411	5,932,264
Bristow Group Inc.(a)	166,221	9,416,420
Celadon Group Inc.(a)	192,783	1,765,892
Double Hull Tankers Inc.	174,667	2,137,924
Dynamex Inc.(a)	87,150	2,358,279
Eagle Bulk Shipping Inc.	383,620	10,185,111
Forward Air Corp.	247,744	7,722,180
Genco Shipping & Trading Ltd.	164,875	9,028,555
General Maritime Corp.	235,095	5,748,073
Genesee & Wyoming Inc. Class A(a)	256,518	6,200,040
Golar LNG Ltd.	286,448	6,336,230
GulfMark Offshore Inc.(a)	187,799	8,787,115
Heartland Express Inc.	476,159	6,751,935
Horizon Lines Inc. Class A	276,225	5,148,834
Hub Group Inc. Class A(a)	318,521	8,466,288
Knight Transportation Inc.(b)	469,763	6,957,190
Knightsbridge Tankers Ltd.(b)	140,450	3,391,868
Marten Transport Ltd.(a)	125,658	1,752,929
Nordic American Tanker Shipping Ltd.(b)	246,180	8,079,628
Old Dominion Freight Line Inc.(a)(b)	243,823	5,634,750
Pacer International Inc.	283,783	4,143,232
Patriot Transportation Holding Inc.(a)(b)	13,126	1,210,611
PHI Inc.(a)	111,863	3,469,990
Saia Inc.(a)	109,773	1,459,981
Ship Finance International Ltd.	258,660	7,167,469
TBS International Ltd.(a)	40,117	1,326,268
Ultrapetrol (Bahamas) Ltd.(a)	125,268	2,130,809
Universal Truckload Services Inc.(a)	48,686	932,824
Werner Enterprises Inc.	382,058	6,506,448

		165,332,853
TRUCKING & LEASING—0.12%
AMERCO(a)	82,075	5,390,686
Greenbrier Companies Inc. (The)	131,486	2,926,878
TAL International Group Inc.	134,983	3,073,563
Textainer Group Holdings Ltd.	56,749	824,563

		12,215,690
WATER—0.24%
American States Water Co.	139,970	5,274,070
California Water Service Group	160,790	5,952,446
Consolidated Water Co. Ltd.(b)	117,995	2,972,294

PICO Holdings Inc.(a)	125,339	4,213,897
SJW Corp.	124,555	4,318,322
Southwest Water Co.(b)	197,586	2,473,777

		25,204,806

TOTAL COMMON STOCKS
(Cost: $12,510,118,648)		10,533,704,480

Security	Shares	Value

RIGHTS—0.00%

ELECTRICAL COMPONENTS & EQUIPMENT—0.00%
Medis Technologies Ltd.(b)(c)	15,705	2

		2

TOTAL RIGHTS
(Cost: $0)		2

Security	Shares	Value

SHORT-TERM INVESTMENTS—10.02%

MONEY MARKET FUNDS—10.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(d)(e)	75,596,330	75,596,330
BGI Cash Premier Fund LLC
4.90%(d)(e)(f)	979,526,314	979,526,314

		1,055,122,644

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,055,122,644)		1,055,122,644

TOTAL INVESTMENTS IN SECURITIES—110.00%
(Cost: $13,565,241,292)		11,588,827,126

SHORT POSITIONS(g)—(0.01)%

COMMON STOCKS—(0.01)%
KeyCorp	(44,864)	(1,052,061)

		(1,052,061)

TOTAL SHORT POSITIONS
(Proceeds: $1,051,933)		(1,052,061)
Other Assets, Less Liabilities—(9.99)%		(1,052,079,097)

NET ASSETS—100.00%		$10,535,695,968

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	This security represents an investment of securities lending collateral. See Note 3.
(g)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.93%

ADVERTISING—0.30%
Gaiam Inc.(a)(b)	67,711	$2,009,662
Greenfield Online Inc.(a)	111,975	1,635,955
inVentiv Health Inc.(a)	160,631	4,973,136
Marchex Inc. Class B	112,407	1,220,740
ValueVision Media Inc. Class A(a)	133,927	842,401

		10,681,894
AEROSPACE & DEFENSE—1.37%
AAR Corp.(a)	179,648	6,832,013
AeroVironment Inc.(a)	35,866	867,957
Argon ST Inc.(a)	26,228	486,792
Curtiss-Wright Corp.	107,933	5,418,237
Esterline Technologies Corp.(a)	29,989	1,551,931
GenCorp Inc.(a)(b)	289,313	3,373,390
HEICO Corp.(b)	131,970	7,189,726
Innovative Solutions and Support Inc.(a)(b)	65,515	634,840
Kaman Corp.	42,324	1,557,946
Moog Inc. Class A(a)	48,990	2,244,232
MTC Technologies Inc.(a)	12,923	303,690
Orbital Sciences Corp.(a)	259,183	6,355,167
Teledyne Technologies Inc.(a)	152,696	8,143,278
TransDigm Group Inc.(a)	48,505	2,190,971
Triumph Group Inc.	18,666	1,537,145

		48,687,315
AGRICULTURE—0.24%
Alico Inc.	18,585	678,352
Alliance One International Inc.(a)	493,207	2,007,352
Cadiz Inc.(a)(b)	61,625	1,294,125
Maui Land & Pineapple Co. Inc.(a)	8,510	247,726
Tejon Ranch Co.(a)	57,078	2,331,636
Vector Group Ltd.	101,844	2,042,991

		8,602,182
AIRLINES—0.24%
AirTran Holdings Inc.(a)(b)	471,901	3,378,811
Allegiant Travel Co.(a)	27,186	873,758
ExpressJet Holdings Inc.(a)	22,588	56,018
JetBlue Airways Corp.(a)(b)	128,062	755,566
Midwest Air Group Inc.(a)	126,910	1,878,268
Pinnacle Airlines Corp.(a)(b)	95,246	1,452,501

		8,394,922
APPAREL—1.38%
Carter’s Inc.(a)	301,639	5,836,715
Cherokee Inc.	28,129	907,723
Columbia Sportswear Co.	15,980	704,558
Deckers Outdoor Corp.(a)	66,011	10,235,666

G-III Apparel Group Ltd.(a)	62,955	929,845
Gymboree Corp.(a)(b)	148,175	4,513,410
Heelys Inc.(a)(b)	32,790	228,218
Iconix Brand Group Inc.(a)(b)	261,772	5,146,438
K-Swiss Inc. Class A	43,477	786,934
Maidenform Brands Inc.(a)	72,328	978,598
NexCen Brands Inc.(a)	236,769	1,145,962
Quiksilver Inc.(a)	198,177	1,700,359
SKECHERS U.S.A. Inc. Class A(a)	105,450	2,057,329
Steven Madden Ltd.(a)	52,536	1,050,720
Timberland Co. Class A(a)	88,753	1,604,654
True Religion Apparel Inc.(a)(b)	71,924	1,535,577
Volcom Inc.(a)(b)	75,417	1,661,437
Warnaco Group Inc. (The)(a)	122,810	4,273,788
Wolverine World Wide Inc.	151,437	3,713,235

		49,011,166
AUTO MANUFACTURERS—0.07%
A.S.V. Inc.(a)(b)	62,312	863,021
Force Protection Inc.(a)(b)	351,554	1,645,273

		2,508,294
AUTO PARTS & EQUIPMENT—0.50%
Amerigon Inc. Class A(a)	111,742	2,362,226
Hayes Lemmerz International Inc.(a)	517,157	2,363,407
Lear Corp.(a)	131,723	3,643,458
Miller Industries Inc.(a)	13,311	182,228
Noble International Ltd.	60,503	986,804
Spartan Motors Inc.	166,361	1,270,998
Tenneco Inc.(a)	54,343	1,416,722
Titan International Inc.(b)	124,248	3,883,992
Visteon Corp.(a)	343,514	1,508,026

		17,617,861
BANKS—0.79%
Bank of the Ozarks Inc.	49,979	1,309,450
Cascade Bancorp	12,049	167,722
Cass Information Systems Inc.	35,788	1,195,677
City Bank	7,812	175,145
CoBiz Financial Inc.	48,578	722,355
Enterprise Financial Services Corp.(b)	38,055	906,090
First Busey Corp. Class A(b)	11,729	232,938
First Financial Bankshares Inc.	6,240	234,936
First South Bancorp Inc.(b)	43,858	973,209
Frontier Financial Corp.	13,022	241,819
Harleysville National Corp.	9,058	131,975
K-Fed Bancorp	23,521	237,327
Northfield Bancorp Inc.(a)	1,444	15,624
Pinnacle Financial Partners Inc.(a)	44,280	1,125,598
Preferred Bank	6,947	180,761
PrivateBancorp Inc.(b)	61,446	2,006,212
Sierra Bancorp(b)	39,070	972,452
Signature Bank(a)	145,359	4,905,866
Southside Bancshares Inc.	5,940	121,532
Suffolk Bancorp(b)	42,971	1,319,639
Superior Bancorp(a)	107,108	575,170
SVB Financial Group(a)	33,204	1,673,482
Texas Capital Bancshares Inc.(a)	14,652	267,399
TrustCo Bank Corp. NY(b)	387,543	3,844,427
United Bancshares Inc.	12,360	346,327
United Security Bancshares(b)	42,358	647,230
Virginia Commerce Bancorp Inc.(a)(b)	75,764	888,712
Westamerica Bancorporation	40,851	1,819,912

Western Alliance Bancorporation(a)(b)	48,904	917,928
Wilshire Bancorp Inc.	12,013	94,302

		28,251,216
BEVERAGES—0.29%
Boston Beer Co. Inc. Class A(a)	39,948	1,504,042
Coca-Cola Bottling Co. Consolidated	30,784	1,812,562
Green Mountain Coffee Roasters Inc.(a)(b)	88,951	3,620,306
Jones Soda Co.(a)(b)	134,103	997,726
National Beverage Corp.(b)	52,402	421,312
Peet’s Coffee & Tea Inc.(a)	70,491	2,049,173

		10,405,121
BIOTECHNOLOGY—3.98%
Acorda Therapeutics Inc.(a)	128,838	2,829,282
Affymax Inc.(a)	21,895	489,572
Affymetrix Inc.(a)	354,209	8,196,396
Alexion Pharmaceuticals Inc.(a)(b)	187,874	14,096,186
AMAG Pharmaceuticals Inc.(a)	86,449	5,198,178
American Oriental Bioengineering Inc.(a)	276,473	3,063,321
ARIAD Pharmaceuticals Inc.(a)	205,967	875,360
ArQule Inc.(a)	201,827	1,170,597
BioMimetic Therapeutics Inc.(a)	55,266	959,970
Cell Genesys Inc.(a)	404,402	930,125
CryoLife Inc.(a)	127,758	1,015,676
Cytokinetics Inc.(a)	129,126	610,766
Encysive Pharmaceuticals Inc.(a)	352,314	299,467
Enzo Biochem Inc.(a)	160,036	2,038,859
Enzon Pharmaceuticals Inc.(a)	195,279	1,861,009
Exelixis Inc.(a)(b)	538,210	4,644,752
Genomic Health Inc.(a)	70,381	1,593,426
GenVec Inc.(a)	341,987	502,721
Geron Corp.(a)(b)	376,452	2,138,247
GTx Inc.(a)	87,020	1,248,737
Halozyme Therapeutics Inc.(a)	332,283	2,362,532
Human Genome Sciences Inc.(a)(b)	693,194	7,236,945
Illumina Inc.(a)	276,565	16,389,242
Immunomedics Inc.(a)	257,499	597,398
Incyte Corp.(a)	259,355	2,606,518
Integra LifeSciences Holdings Corp.(a)(b)	92,875	3,894,249
InterMune Inc.(a)(b)	132,901	1,771,570
Keryx Biopharmaceuticals Inc.(a)(b)	225,321	1,892,696
Kosan Biosciences Inc.(a)	219,710	790,956
LifeCell Corp.(a)	174,991	7,543,862
Medivation Inc.(a)(b)	110,327	1,588,709
Molecular Insight Pharmaceuticals Inc.(a)(b)	23,123	209,494
Momenta Pharmaceuticals Inc.(a)	53,201	379,855
Myriad Genetics Inc.(a)	222,242	10,316,474
Nanosphere Inc.(a)	32,282	451,625
Nektar Therapeutics(a)	472,713	3,171,904
Novacea Inc.(a)	37,465	111,646
Omrix Biopharmaceuticals Inc.(a)	70,760	2,458,202
Orexigen Therapeutics Inc.(a)(b)	32,103	457,468
Protalix BioTherapeutics Inc.(a)	12,529	42,599
Regeneration Technologies Inc.(a)	153,659	1,333,760
Regeneron Pharmaceuticals Inc.(a)	328,612	7,935,980
Savient Pharmaceuticals Inc.(a)	274,160	6,297,455
Seattle Genetics Inc.(a)	251,960	2,872,344
SuperGen Inc.(a)	275,558	1,005,787
Telik Inc.(a)(b)	250,946	870,783
Tercica Inc.(a)	170,924	1,158,865
XOMA Ltd.(a)	583,065	1,976,590

		141,488,155

BUILDING MATERIALS—0.93%
AAON Inc.	71,311	1,413,383
Apogee Enterprises Inc.	148,915	2,547,936
Builders FirstSource Inc.(a)(b)	5,632	40,663
China Architectural Engineering Inc.(a)	11,207	96,941
Comfort Systems USA Inc.	22,993	293,851
Drew Industries Inc.(a)	93,827	2,570,860
Genlyte Group Inc. (The)(a)	144,956	13,799,811
Goodman Global Inc.(a)	158,377	3,886,572
Interline Brands Inc.(a)	57,645	1,263,002
NCI Building Systems Inc.(a)	15,255	439,191
PGT Inc.(a)	15,155	72,138
Simpson Manufacturing Co. Inc.(b)	89,937	2,391,425
Texas Industries Inc.	57,620	4,039,162
Trex Co. Inc.(a)(b)	7,086	60,302
U.S. Concrete Inc.(a)	66,685	222,061

		33,137,298
CHEMICALS—1.64%
American Vanguard Corp.(b)	93,949	1,630,015
Balchem Corp.	92,266	2,064,913
CF Industries Holdings Inc.	28,309	3,115,689
Hercules Inc.	284,710	5,509,138
Innophos Holdings Inc.	52,711	784,340
Kronos Worldwide Inc.	12,603	219,922
Landec Corp.(a)	111,973	1,500,438
NewMarket Corp.	15,320	853,171
ShengdaTech Inc.(a)(b)	147,712	2,134,438
Symyx Technologies Inc.(a)	92,843	713,034
Terra Industries Inc.(a)	479,035	22,878,712
UAP Holding Corp.	153,868	5,939,305
Valhi Inc.	34,762	554,106
W.R. Grace & Co.(a)	137,709	3,605,222
Zep Inc.(a)	79,761	1,106,285
Zoltek Companies Inc.(a)(b)	128,811	5,522,128

		58,130,856
COAL—0.36%
Alpha Natural Resources Inc.(a)	338,353	10,989,705
International Coal Group Inc.(a)(b)	353,554	1,895,049

		12,884,754
COMMERCIAL SERVICES—8.43%
Aaron Rents Inc.	145,325	2,796,053
ABM Industries Inc.	16,714	340,798
Administaff Inc.	120,622	3,411,190
Advance America Cash Advance Centers Inc.	317,387	3,224,652
Advisory Board Co. (The)(a)(b)	93,257	5,986,167
Albany Molecular Research Inc.(a)	51,010	733,524
American Public Education Inc.(a)	23,690	989,768
AMN Healthcare Services Inc.(a)	178,838	3,070,648
Arbitron Inc.	145,765	6,059,451
Arrowhead Research Corp.(a)(b)	173,828	657,070
Bankrate Inc.(a)(b)	58,216	2,799,607
Barrett Business Services Inc.	25,642	461,812
Bright Horizons Family Solutions Inc.(a)	135,011	4,663,280
Capella Education Co.(a)	55,434	3,628,710
CBIZ Inc.(a)	68,190	668,944
CDI Corp.	14,310	347,161
Cenveo Inc.(a)	277,111	4,841,129
Chemed Corp.	114,706	6,409,771
Clayton Holdings Inc.(a)(b)	10,073	52,077

Coinstar Inc.(a)	40,470	1,139,230
Consolidated Graphics Inc.(a)	40,755	1,948,904
Corinthian Colleges Inc.(a)	447,328	6,888,851
CorVel Corp.(a)	39,497	909,221
CoStar Group Inc.(a)(b)	99,065	4,680,821
CPI Corp.	26,856	632,459
CRA International Inc.(a)	50,198	2,389,927
Cross Country Healthcare Inc.(a)	13,483	191,998
DeVry Inc.	309,287	16,070,553
Diamond Management & Technology Consultants Inc.	146,390	1,064,255
Dollar Financial Corp.(a)	83,001	2,547,301
DynCorp International Inc.(a)	17,104	459,756
Emergency Medical Services LP(a)	47,886	1,402,102
Euronet Worldwide Inc.(a)	236,690	7,100,700
ExlService Holdings Inc.(a)	93,463	2,157,126
Exponent Inc.(a)	56,314	1,522,731
First Advantage Corp. Class A(a)	24,398	401,835
Forrester Research Inc.(a)	73,625	2,062,972
FTI Consulting Inc.(a)	244,515	15,071,905
Gartner Inc.(a)	356,127	6,253,590
GEO Group Inc. (The)(a)	260,328	7,289,184
Gevity HR Inc.	48,644	374,072
Global Cash Access Inc.(a)(b)	216,282	1,310,669
Great Lakes Dredge & Dock Corp.	52,813	460,529
H&E Equipment Services Inc.(a)	91,766	1,732,542
Healthcare Services Group Inc.	214,657	4,546,435
HealthSpring Inc.(a)	154,072	2,935,072
Heartland Payment Systems Inc.(b)	84,268	2,258,382
Heidrick & Struggles International Inc.	87,384	3,242,820
HMS Holdings Corp.(a)	108,298	3,596,577
Home Solutions of America Inc.(a)(b)	44,867	44,867
Hudson Highland Group Inc.(a)	130,630	1,098,598
Huron Consulting Group Inc.(a)	96,275	7,762,653
ICT Group Inc.(a)	25,130	300,303
Integrated Electrical Services Inc.(a)	34,127	641,246
Interactive Data Corp.	65,888	2,174,963
Jackson Hewitt Tax Service Inc.	128,089	4,066,826
Kelly Services Inc. Class A	26,197	488,836
Kendle International Inc.(a)(b)	65,602	3,209,250
Kenexa Corp.(a)	130,652	2,537,262
Kforce Inc.(a)	131,629	1,283,383
Korn/Ferry International(a)	200,800	3,779,056
Landauer Inc.	25,151	1,304,079
LECG Corp.(a)	57,599	867,441
Lincoln Educational Services Corp.(a)	17,834	262,516
Live Nation Inc.(a)	28,456	413,181
MAXIMUS Inc.	8,258	318,841
McGrath RentCorp	129,865	3,344,024
Michael Baker Corp.(a)	37,270	1,531,797
Midas Inc.(a)	76,609	1,123,088
Monro Muffler Brake Inc.	79,242	1,544,427
Morningstar Inc.(a)	63,485	4,935,959
MPS Group Inc.(a)	52,027	569,175
Multi-Color Corp.	37,519	1,030,647
Navigant Consulting Inc.(a)	170,816	2,335,055
Net 1 UEPS Technologies Inc.(a)	215,915	6,339,264
Odyssey Marine Exploration Inc.(a)	212,918	1,317,962
On Assignment Inc.(a)	38,423	269,345
PAREXEL International Corp.(a)	143,664	6,938,971
PeopleSupport Inc.(a)	62,840	859,651
PharmaNet Development Group Inc.(a)	46,586	1,826,637
Premier Exhibitions Inc.(a)(b)	150,609	1,647,662

Pre-Paid Legal Services Inc.(a)	46,561	2,577,151
Protection One Inc.(a)	27,744	329,876
Providence Service Corp. (The)(a)	45,187	1,271,562
QC Holdings Inc.	31,645	356,006
Resources Connection Inc.	252,995	4,594,389
Rollins Inc.	219,235	4,209,312
RSC Holdings Inc.(a)(b)	59,197	742,922
Senomyx Inc.(a)	156,224	1,170,118
Sotheby’s Holdings Inc. Class A	340,902	12,988,366
Source Interlink Companies Inc.(a)(b)	33,248	95,754
Spherion Corp.(a)	146,179	1,064,183
Standard Parking Corp.(a)	14,752	715,324
Steiner Leisure Ltd.(a)	62,544	2,761,943
Strayer Education Inc.	74,949	12,784,800
SuccessFactors Inc.(a)	38,939	460,259
Team Inc.(a)	81,914	2,996,414
TeleTech Holdings Inc.(a)	215,704	4,588,024
TrueBlue Inc.(a)	226,652	3,281,921
Universal Technical Institute Inc.(a)	121,472	2,065,024
Valassis Communications Inc.(a)	121,780	1,423,608
VistaPrint Ltd.(a)	222,730	9,543,980
Watson Wyatt Worldwide Inc.	53,515	2,483,631
Wright Express Corp.(a)	189,078	6,710,378

		299,166,241
COMPUTERS—2.83%
Ansoft Corp.(a)	87,920	2,272,732
CACI International Inc. Class A(a)	13,331	596,829
Compellent Technologies Inc.(a)	23,830	286,675
COMSYS IT Partners Inc.(a)	90,522	1,428,437
Comtech Group Inc.(a)	101,800	1,639,998
Cray Inc.(a)	89,577	536,566
Data Domain Inc.(a)	19,907	524,350
Echelon Corp.(a)(b)	154,712	3,193,256
iGATE Corp.(a)	112,378	951,842
IHS Inc. Class A(a)	162,384	9,833,975
Integral Systems Inc.	34,750	808,285
Intervoice Inc.(a)	201,082	1,606,645
Isilon Systems Inc.(a)(b)	43,843	222,722
Jack Henry & Associates Inc.	406,426	9,892,409
Limelight Networks Inc.(a)	66,155	455,808
LivePerson Inc.(a)	209,416	1,118,281
Magma Design Automation Inc.(a)	210,201	2,566,554
Manhattan Associates Inc.(a)	108,387	2,857,081
Mentor Graphics Corp.(a)	281,691	3,036,629
MICROS Systems Inc.(a)	209,044	14,666,527
MTS Systems Corp.	56,245	2,399,974
Ness Technologies Inc.(a)	64,099	591,634
Netezza Corp.(a)	36,341	501,506
On2 Technologies Inc.(a)(b)	826,888	843,426
Rackable Systems Inc.(a)	14,112	141,120
Radiant Systems Inc.(a)	135,759	2,339,128
RadiSys Corp.(a)	22,172	297,105
Rimage Corp.(a)	42,735	1,108,973
Sigma Designs Inc.(a)	149,125	8,231,700
Silicon Graphics Inc.(a)	1,904	34,805
SMART Modular Technologies (WWH) Inc.(a)	259,295	2,639,623
SRA International Inc. Class A(a)	122,060	3,594,667
STEC Inc.(a)	54,426	475,683
Stratasys Inc.(a)	106,681	2,756,637
Super Micro Computer Inc.(a)	47,541	364,639
Sykes Enterprises Inc.(a)	169,592	3,052,656
Synaptics Inc.(a)(b)	132,458	5,451,971

Syntel Inc.	65,120	2,508,422
3D Systems Corp.(a)(b)	91,086	1,406,368
3PAR Inc.(a)	27,066	346,445
Tyler Technologies Inc.(a)	201,430	2,596,433
Virtusa Corp.(a)	16,215	281,006

		100,459,522
COSMETICS & PERSONAL CARE—0.19%
Chattem Inc.(a)	78,292	5,914,178
Inter Parfums Inc.	38,016	683,148

		6,597,326
DISTRIBUTION & WHOLESALE—1.30%
Beacon Roofing Supply Inc.(a)(b)	207,646	1,748,379
Beijing Med-Pharm Corp.(a)(b)	157,330	1,727,483
Brightpoint Inc.(a)	235,040	3,610,214
Central European Distribution Corp.(a)	155,638	9,039,455
Houston Wire & Cable Co.(b)	80,804	1,142,569
LKQ Corp.(a)	580,520	12,202,530
MWI Veterinary Supply Inc.(a)	44,033	1,761,320
NuCO2 Inc.(a)	61,300	1,526,370
Owens & Minor Inc.	37,173	1,577,250
ScanSource Inc.(a)	119,133	3,853,953
United Stationers Inc.(a)	81,938	3,786,355
Watsco Inc.	109,736	4,033,895

		46,009,773
DIVERSIFIED FINANCIAL SERVICES—2.14%
Advanta Corp. Class B	93,096	751,285
Asta Funding Inc.(b)	38,749	1,024,524
Calamos Asset Management Inc. Class A	6,999	208,430
Centerline Holding Co.(b)	145,361	1,107,651
Cohen & Steers Inc.	90,262	2,705,152
CompuCredit Corp.(a)(b)	62,592	624,668
Credit Acceptance Corp.(a)	26,631	550,463
Duff & Phelps Corp. Class A(a)	21,641	425,895
Encore Capital Group Inc.(a)	12,809	123,991
Epoch Holding Corp.	44,957	674,355
Evercore Partners Inc. Class A	3,222	69,434
FBR Capital Markets Corp.(a)	47,356	453,670
FCStone Group Inc.(a)	45,552	2,096,759
GAMCO Investors Inc. Class A	7,330	507,236
GFI Group Inc.(a)	82,743	7,920,160
Greenhill & Co. Inc.(b)	92,319	6,137,367
Interactive Brokers Group Inc.(a)	92,042	2,974,797
KBW Inc.(a)(b)	9,061	231,871
Knight Capital Group Inc. Class A(a)	206,898	2,979,331
Landenburg Thalmann Financial Services Inc.(a)(b)	508,017	1,076,996
MarketAxess Holdings Inc.(a)	160,425	2,058,253
National Financial Partners Corp.	130,478	5,951,102
Nelnet Inc. Class A	6,737	85,627
NewStar Financial Inc.(a)	35,544	294,304
optionsXpress Holdings Inc.	225,515	7,626,917
Penson Worldwide Inc.(a)	70,579	1,012,809
Portfolio Recovery Associates Inc.(b)	78,132	3,099,496
Pzena Investment Management Inc.	9,158	104,401
Stifel Financial Corp.(a)	77,140	4,055,250
SWS Group Inc.	14,353	181,853
TradeStation Group Inc.(a)	149,479	2,124,097
U.S. Global Investors Inc. Class A(b)	61,218	1,019,892
W.P. Stewart & Co. Ltd.	50,932	260,263
Waddell & Reed Financial Inc. Class A	361,883	13,060,357
World Acceptance Corp.(a)	90,555	2,443,174

		76,021,830

ELECTRIC—0.51%
EnerNOC Inc.(a)	17,247	846,828
ITC Holdings Corp.	219,238	12,369,408
Ormat Technologies Inc.	70,798	3,894,598
Pike Electric Corp.(a)	70,327	1,178,681

		18,289,515
ELECTRICAL COMPONENTS & EQUIPMENT—1.01%
Advanced Energy Industries Inc.(a)	185,241	2,422,952
American Superconductor Corp.(a)(b)	209,625	5,731,147
Belden Inc.	232,550	10,348,475
Coleman Cable Inc.(a)	43,200	408,240
Energy Conversion Devices Inc.(a)(b)	204,445	6,879,574
Greatbatch Inc.(a)	100,930	2,017,591
Insteel Industries Inc.	44,089	517,164
Littelfuse Inc.(a)	35,368	1,165,729
Medis Technologies Ltd.(a)(b)	118,401	1,826,927
Powell Industries Inc.(a)	27,758	1,223,295
Universal Display Corp.(a)	88,400	1,827,228
Vicor Corp.	100,787	1,571,269

		35,939,591
ELECTRONICS—3.38%
American Science and Engineering Inc.(b)	47,463	2,693,525
Badger Meter Inc.	62,186	2,795,261
Benchmark Electronics Inc.(a)	72,649	1,288,067
Cogent Inc.(a)	224,870	2,507,300
Cubic Corp.	51,527	2,019,858
Cymer Inc.(a)	126,841	4,937,920
Daktronics Inc.	163,965	3,700,690
Dionex Corp.(a)	98,218	8,138,343
Eagle Test Systems Inc.(a)	58,791	751,349
Excel Technology Inc.(a)	12,441	337,151
FARO Technologies Inc.(a)	85,728	2,330,087
FEI Co.(a)	187,610	4,658,356
FLIR Systems Inc.(a)	684,101	21,412,361
ICx Technologies Inc.(a)	16,238	156,210
II-VI Inc.(a)	122,278	3,735,593
Ionatron Inc.(a)(b)	163,475	467,538
Itron Inc.(a)(b)	154,839	14,859,899
L-1 Identity Solutions Inc.(a)	163,561	2,935,920
LoJack Corp.(a)	96,972	1,630,099
Measurement Specialties Inc.(a)	29,333	648,259
Multi-Fineline Electronix Inc.(a)	19,681	341,269
OSI Systems Inc.(a)	36,724	972,084
OYO Geospace Corp.(a)	20,454	1,541,413
Plexus Corp.(a)	144,613	3,797,537
Rofin-Sinar Technologies Inc.(a)	143,825	6,919,421
Sonic Solutions Inc.(a)	30,459	316,469
Taser International Inc.(a)(b)	320,390	4,610,412
Technitrol Inc.	78,491	2,243,273
TTM Technologies Inc.(a)	26,115	304,501
Varian Inc.(a)	92,141	6,016,807
Woodward Governor Co.	154,742	10,514,719
X-Rite Inc.(a)	38,713	449,845

		120,031,536
ENERGY - ALTERNATE SOURCES—0.56%
Aventine Renewable Energy Holdings Inc.(a)	95,659	1,220,609
Clean Energy Fuels Corp.(a)	51,451	778,968
Comverge Inc.(a)	21,435	674,988

Evergreen Energy Inc.(a)(b)	154,687	344,952
Evergreen Solar Inc.(a)(b)	441,467	7,624,135
FuelCell Energy Inc.(a)(b)	341,627	3,388,940
MGP Ingredients Inc.	4,082	38,452
Nova Biosource Fuels Inc.(a)(b)	161,061	467,077
Pacific Ethanol Inc.(a)(b)	118,683	974,387
US BioEnergy Corp.(a)	44,301	518,765
VeraSun Energy Corp.(a)(b)	179,747	2,746,534
Verenium Corp.(a)(b)	210,592	1,050,854

		19,828,661
ENGINEERING & CONSTRUCTION—0.63%
AECOM Technology Corp.(a)	171,273	4,893,270
Dycom Industries Inc.(a)	101,196	2,696,873
ENGlobal Corp.(a)	86,772	985,730
Granite Construction Inc.	106,862	3,866,267
Layne Christensen Co.(a)	86,271	4,245,396
Perini Corp.(a)	105,798	4,382,153
Stanley Inc.(a)	41,396	1,325,500

		22,395,189
ENTERTAINMENT—1.17%
Bally Technologies Inc.(a)	274,746	13,660,371
Cinemark Holdings Inc.	66,256	1,126,352
Dover Downs Gaming & Entertainment Inc.	81,203	913,534
Isle of Capri Casinos Inc.(a)	8,234	113,382
Lakes Entertainment Inc.(a)	46,662	323,368
Macrovision Corp.(a)(b)	273,747	5,017,783
National CineMedia Inc.	216,827	5,466,209
Pinnacle Entertainment Inc.(a)	165,673	3,903,256
Shuffle Master Inc.(a)(b)	182,097	2,183,343
Vail Resorts Inc.(a)	162,183	8,727,067

		41,434,665
ENVIRONMENTAL CONTROL—0.92%
American Ecology Corp.	77,621	1,822,541
Clean Harbors Inc.(a)	85,558	4,423,349
Darling International Inc.(a)	417,371	4,824,809
EnergySolutions Inc.(a)	81,358	2,195,852
Fuel Tech Inc.(a)(b)	89,632	2,030,165
Metal Management Inc.	10,346	471,053
Mine Safety Appliances Co.	54,648	2,834,592
Rentech Inc.(a)(b)	841,515	1,523,142
Tetra Tech Inc.(a)	178,936	3,847,124
Waste Connections Inc.(a)	253,521	7,833,799
Waste Holdings Inc.	26,263	953,347

		32,759,773
FOOD—0.82%
American Dairy Inc.(a)(b)	35,670	461,926
Arden Group Inc. Class A	5,856	905,865
Benihana Inc.(a)	56,797	724,162
Cal-Maine Foods Inc.	4,318	114,557
Flowers Foods Inc.	167,112	3,912,092
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	41,896	1,312,608
Ingles Markets Inc. Class A	54,879	1,393,378
J&J Snack Foods Corp.	48,823	1,527,183
Lance Inc.	45,029	919,492
M&F Worldwide Corp.(a)	62,543	3,367,941
Nash Finch Co.	31,237	1,102,041
Ralcorp Holdings Inc.(a)	34,021	2,068,137
Sanderson Farms Inc.	53,212	1,797,501
Seaboard Corp.	111	163,170

Spartan Stores Inc.	39,793	909,270
Tootsie Roll Industries Inc.	43,076	1,181,144
United Natural Foods Inc.(a)	220,984	7,009,612
Winn-Dixie Stores Inc.(a)	9,253	156,098

		29,026,177
FOREST PRODUCTS & PAPER—0.13%
Deltic Timber Corp.	54,172	2,789,316
Neenah Paper Inc.	52,610	1,533,581
Xerium Technologies Inc.	48,223	250,760

		4,573,657
GAS—0.02%
EnergySouth Inc.	10,072	584,176

		584,176
HAND & MACHINE TOOLS—0.40%
Baldor Electric Co.	236,280	7,953,185
Franklin Electric Co. Inc.(b)	99,540	3,809,396
Raser Technologies Inc.(a)	160,612	2,385,088

		14,147,669
HEALTH CARE - PRODUCTS—6.70%
Abaxis Inc.(a)	107,814	3,866,210
ABIOMED Inc.(a)	149,194	2,318,475
Accuray Inc.(a)	85,307	1,298,373
Align Technology Inc.(a)	305,528	5,096,207
American Medical Systems Holdings Inc.(a)(b)	371,985	5,378,903
AngioDynamics Inc.(a)	48,999	932,941
ArthroCare Corp.(a)(b)	142,003	6,823,244
Aspect Medical Systems Inc.(a)(b)	79,601	1,114,414
Bruker BioSciences Corp.(a)	335,248	4,458,798
Cepheid Inc.(a)(b)	284,424	7,494,572
Conceptus Inc.(a)	152,071	2,925,846
Cutera Inc.(a)	65,399	1,026,764
Cyberonics Inc.(a)	114,520	1,507,083
Cynosure Inc. Class A(a)	41,610	1,101,001
ev3 Inc.(a)	239,510	3,044,172
Haemonetics Corp.(a)	127,041	8,006,124
Hansen Medical Inc.(a)(b)	39,928	1,195,444
Hologic Inc.(a)(b)	631,194	43,325,156
ICU Medical Inc.(a)	44,867	1,615,661
Immucor Inc.(a)	355,305	12,076,817
Insulet Corp.(a)	32,889	772,234
Inverness Medical Innovations Inc.(a)	138,003	7,753,009
Kensey Nash Corp.(a)	45,570	1,363,454
LCA-Vision Inc.	98,430	1,965,647
Luminex Corp.(a)	185,028	3,004,855
Masimo Corp.(a)	62,224	2,454,737
Medical Action Industries Inc.(a)	60,226	1,255,712
Mentor Corp.(b)	174,526	6,823,967
Meridian Bioscience Inc.	205,070	6,168,506
Merit Medical Systems Inc.(a)	19,488	270,883
Metabolix Inc.(a)	74,475	1,772,505
Micrus Endovascular Corp.(a)	77,296	1,521,185
Minrad International Inc.(a)(b)	243,955	792,854
Natus Medical Inc.(a)	111,182	2,151,372
Northstar Neuroscience Inc.(a)	100,546	935,078
NuVasive Inc.(a)	178,206	7,042,701
NxStage Medical Inc.(a)(b)	104,228	1,581,139
OraSure Technologies Inc.(a)	238,827	2,123,172
Orthofix International NV(a)	50,207	2,910,500
Palomar Medical Technologies Inc.(a)	94,393	1,446,101

PSS World Medical Inc.(a)	346,921	6,789,244
Quidel Corp.(a)	148,225	2,885,941
Sirona Dental Systems Inc.(a)(b)	86,611	2,899,736
Sonic Innovations Inc.(a)	135,808	1,048,438
SonoSite Inc.(a)(b)	85,833	2,889,997
Spectranetics Corp.(a)	160,999	2,468,115
Stereotaxis Inc.(a)(b)	135,452	1,655,223
Steris Corp.	154,700	4,461,548
SurModics Inc.(a)(b)	78,301	4,249,395
Symmetry Medical Inc.(a)	16,764	292,197
Thoratec Corp.(a)	274,599	4,994,956
TomoTherapy Inc.(a)	53,528	1,047,008
TranS1 Inc.(a)	27,106	446,436
Ventana Medical Systems Inc.(a)	138,547	12,085,455
Visicu Inc.(a)	78,980	937,493
Vital Images Inc.(a)	83,419	1,507,381
Vital Sign Inc.	50,981	2,606,149
Volcano Corp.(a)	148,661	1,859,749
West Pharmaceutical Services Inc.	170,338	6,914,019
Wright Medical Group Inc.(a)	173,011	5,046,731
Zoll Medical Corp.(a)	79,116	2,113,980

		237,915,007
HEALTH CARE - SERVICES—1.85%
Air Methods Corp.(a)	53,985	2,681,435
Alliance Imaging Inc.(a)	78,649	756,603
Amedisys Inc.(a)	126,102	6,118,469
American Dental Partners Inc.(a)	61,005	611,880
Apria Healthcare Group Inc.(a)	92,719	1,999,949
Assisted Living Concepts Inc.(a)	89,338	670,035
athenahealth Inc.(a)	24,366	877,176
Bio-Reference Laboratories Inc.(a)	57,396	1,875,701
Capital Senior Living Corp.(a)	31,617	313,957
Centene Corp.(a)	156,622	4,297,708
Emeritus Corp.(a)	33,797	849,995
Ensign Group Inc. (The)	12,708	182,995
Genoptix Inc.(a)	23,994	736,616
Gentiva Health Services Inc.(a)	43,900	835,856
Healthways Inc.(a)	180,974	10,576,121
Hythiam Inc.(a)(b)	192,424	563,802
LHC Group Inc.(a)	74,937	1,871,926
Magellan Health Services Inc.(a)	32,155	1,499,388
Matria Healthcare Inc.(a)	88,238	2,097,417
MedCath Corp.(a)	16,288	400,033
National Healthcare Corp.	23,013	1,189,772
NightHawk Radiology Holdings Inc.(a)(b)	109,020	2,294,871
Odyssey Healthcare Inc.(a)	13,037	144,189
Psychiatric Solutions Inc.(a)	280,295	9,109,588
Radiation Therapy Services Inc.(a)	67,003	2,071,063
Skilled Healthcare Group Inc. Class A(a)	62,093	908,421
Sun Healthcare Group Inc.(a)	221,521	3,803,516
Sunrise Senior Living Inc.(a)	196,671	6,033,866
Virtual Radiologic Corp.(a)	15,562	315,597

		65,687,945
HOLDING COMPANIES - DIVERSIFIED—0.43%
Aldabra Acquisition Corp.(a)	86,492	842,432
Alternative Asset Management Acquisition Corp.(a)(b)	86,815	794,357
Heckmann Corp.(a)	111,850	822,098
Hicks Acquisition Co. I Inc.(a)	114,927	1,056,179
Information Services Group Inc.(a)(b)	53,001	363,057
NRDC Acquisition Corp.(a)	86,195	790,408
Triplecrown Acquisition Corp.(a)	99,977	913,790

Walter Industries Inc.	268,775	9,657,086

		15,239,407
HOME BUILDERS—0.23%
AMREP Corp.(b)	3,177	97,057
Champion Enterprises Inc.(a)(b)	334,049	3,146,742
Fleetwood Enterprises Inc.(a)(b)	330,807	1,978,226
Winnebago Industries Inc.(b)	140,929	2,962,328

		8,184,353
HOME FURNISHINGS—0.63%
DTS Inc.(a)	94,067	2,405,293
Ethan Allen Interiors Inc.	12,179	347,102
Kimball International Inc. Class B	69,612	953,684
Sealy Corp.(b)	159,921	1,789,516
Tempur-Pedic International Inc.(b)	387,910	10,074,023
TiVo Inc.(a)(b)	502,930	4,194,436
Universal Electronics Inc.(a)	74,560	2,493,286

		22,257,340
HOUSEHOLD PRODUCTS & WARES—0.50%
ACCO Brands Corp.(a)	72,965	1,170,359
Blyth Inc.	16,714	366,705
Fossil Inc.(a)	225,305	9,458,304
Standard Register Co. (The)	20,520	239,263
Tupperware Brands Corp.	157,063	5,187,791
WD-40 Co.	35,865	1,361,794

		17,784,216
HOUSEWARES—0.01%
Libbey Inc.	4,530	71,755
Lifetime Brands Inc.(b)	10,959	142,248

		214,003
INSURANCE—0.45%
AmTrust Financial Services Inc.	100,827	1,388,388
Citizens Inc.(a)	12,475	68,987
Darwin Professional Underwriters Inc.(a)	26,569	642,173
eHealth Inc.(a)	68,856	2,210,966
Enstar Group Ltd.(a)	36,149	4,425,361
First Mercury Financial Corp.(a)	35,118	856,879
Greenlight Capital Re Ltd.(a)	5,955	123,804
Hilb Rogal & Hobbs Co.	12,226	496,009
National Interstate Corp.	7,119	235,639
Primus Guaranty Ltd.(a)(b)	45,044	315,758
Tower Group Inc.	102,835	3,434,689
Universal American Corp.(a)	58,431	1,495,249
Validus Holdings Ltd.(a)	9,040	234,859

		15,928,761
INTERNET—5.29%
Art Technology Group Inc.(a)	660,989	2,855,472
Blue Coat Systems Inc.(a)	162,994	5,357,613
Blue Nile Inc.(a)(b)	69,231	4,711,862
Chordiant Software Inc.(a)	169,730	1,451,192
CNET Networks Inc.(a)	780,708	7,135,671
Cogent Communications Group Inc.(a)	257,929	6,115,497
comScore Inc.(a)	21,490	701,219
Constant Contact Inc.(a)	26,101	561,172
CyberSource Corp.(a)	330,837	5,878,974
DealerTrack Holdings Inc.(a)	184,740	6,183,248
Dice Holdings Inc.(a)	56,082	448,095
Digital River Inc.(a)	213,489	7,060,081

Equinix Inc.(a)(b)	185,558	18,754,347
eResearch Technology Inc.(a)(b)	202,561	2,394,271
Global Sources Ltd.(a)(b)	89,357	2,521,649
GSI Commerce Inc.(a)(b)	103,246	2,013,297
Harris Interactive Inc.(a)	151,070	643,558
HSW International Inc.(a)	37,202	231,768
iBasis Inc.	171,890	881,796
iMergent Inc.(b)	63,792	675,557
InfoSpace Inc.	87,532	1,645,602
Internap Network Services Corp.(a)(b)	252,327	2,101,884
Internet Brands Inc. Class A(a)	21,706	152,593
Interwoven Inc.(a)	183,467	2,608,901
iPass Inc.(a)(b)	138,512	562,359
j2 Global Communications Inc.(a)	254,860	5,395,386
Knot Inc. (The)(a)	142,318	2,268,549
Lionbridge Technologies Inc.(a)	267,361	949,132
Liquidity Services Inc.(a)	55,077	710,493
LoopNet Inc.(a)(b)	140,190	1,969,670
MercadoLibre Inc.(a)	58,073	4,290,433
Move Inc.(a)	538,088	1,318,316
NetFlix Inc.(a)(b)	242,457	6,454,205
NIC Inc.	202,381	1,708,096
1-800-FLOWERS.COM Inc.(a)	125,309	1,093,948
Online Resources Corp.(a)	148,531	1,770,490
Orbitz Worldwide Inc.(a)	108,049	918,417
Overstock.com Inc.(a)(b)	85,056	1,320,920
Perficient Inc.(a)	151,483	2,384,342
Priceline.com Inc.(a)(b)	195,498	22,454,900
RightNow Technologies Inc.(a)	93,374	1,479,978
Sapient Corp.(a)	420,477	3,704,402
Secure Computing Corp.(a)	18,087	173,635
Shutterfly Inc.(a)	75,487	1,933,977
Sohu.com Inc.(a)	141,843	7,733,280
SonicWALL Inc.(a)	85,889	920,730
Sourcefire Inc.(a)	34,175	285,020
Stamps.com Inc.(a)	85,478	1,041,122
TechTarget Inc.(a)	27,779	410,574
Terremark Worldwide Inc.(a)	261,227	1,697,976
TheStreet.com Inc.	112,628	1,793,038
Travelzoo Inc.(a)	36,098	493,821
TriZetto Group Inc. (The)(a)(b)	233,462	4,055,235
United Online Inc.	96,457	1,140,122
ValueClick Inc.(a)(b)	515,352	11,286,209
Vasco Data Security International Inc.(a)	134,959	3,768,055
Vignette Corp.(a)	74,052	1,081,900
Vocus Inc.(a)	66,868	2,308,952
Websense Inc.(a)	232,010	3,939,530

		187,902,531
INVESTMENT COMPANIES—0.03%
BlackRock Kelso Capital Corp.	15,209	232,394
PennantPark Investment Corp.	74,798	749,476

		981,870
IRON & STEEL—0.02%
Esmark Inc.(a)	4,127	58,315
Universal Stainless & Alloy Products Inc.(a)	18,513	658,507

		716,822
LEISURE TIME—0.75%
Ambassadors Group Inc.	81,309	1,488,768
Ambassadors International Inc.	16,977	247,525
Life Time Fitness Inc.(a)(b)	172,797	8,584,555

Marine Products Corp.	9,294	65,151
Nautilus Inc.	61,719	299,337
Polaris Industries Inc.(b)	155,461	7,426,372
Town Sports International Holdings Inc.(a)	78,373	749,246
WMS Industries Inc.(a)	209,834	7,688,318

		26,549,272
LODGING—0.31%
Ameristar Casinos Inc.	56,181	1,547,225
Gaylord Entertainment Co.(a)	91,290	3,694,506
Marcus Corp.	39,059	603,462
Monarch Casino & Resort Inc.(a)	61,872	1,489,878
Morgans Hotel Group Co.(a)(b)	114,016	2,198,228
MTR Gaming Group Inc.(a)	106,559	723,536
Riviera Holdings Corp.(a)	28,653	882,512

		11,139,347
MACHINERY—2.16%
Altra Holdings Inc.(a)	59,068	982,301
Applied Industrial Technologies Inc.	38,637	1,121,246
Astec Industries Inc.(a)	97,018	3,608,099
Bucyrus International Inc. Class A	192,920	19,174,319
Cascade Corp.	11,611	539,447
Chart Industries Inc.(a)	45,466	1,404,899
Cognex Corp.	180,496	3,636,994
Columbus McKinnon Corp.(a)	54,222	1,768,722
Flow International Corp.(a)	192,109	1,790,456
Gorman-Rupp Co. (The)	74,089	2,311,577
Hurco Companies Inc.(a)	28,801	1,257,164
Intermec Inc.(a)	312,835	6,353,679
Intevac Inc.(a)	110,167	1,601,828
iRobot Corp.(a)(b)	79,575	1,438,716
Kadant Inc.(a)	4,013	119,066
Lindsay Corp.	23,253	1,643,755
Middleby Corp. (The)(a)	70,619	5,410,828
Nordson Corp.	132,167	7,660,399
Sauer-Danfoss Inc.	31,049	777,777
Tennant Co.	44,877	1,987,602
TurboChef Technologies Inc.(a)	101,564	1,675,806
Twin Disc Inc.	23,581	1,668,827
Wabtec Corp.	251,400	8,658,216

		76,591,723
MANUFACTURING—2.27%
Actuant Corp. Class A	247,913	8,431,521
Acuity Brands Inc.	159,681	7,185,645
American Railcar Industries Inc.(b)	50,440	970,970
Ameron International Corp.	3,929	362,057
AptarGroup Inc.	28,157	1,151,903
AZZ Inc.(a)	60,236	1,707,691
Barnes Group Inc.	216,248	7,220,521
Ceradyne Inc.(a)	99,363	4,663,106
CLARCOR Inc.	131,551	4,994,991
ESCO Technologies Inc.(a)	133,931	5,349,204
FreightCar America Inc.	3,926	137,410
GenTek Inc.(a)	44,674	1,307,608
Hexcel Corp.(a)(b)	486,894	11,821,786
Koppers Holdings Inc.	49,457	2,138,521
Lancaster Colony Corp.	105,593	4,192,042
LSB Industries Inc.(a)	80,402	2,268,944
Matthews International Corp. Class A	163,112	7,645,059
Myers Industries Inc.	144,712	2,093,983
Polypore International Inc.(a)	29,383	514,203

Raven Industries Inc.	82,521	3,167,981
Reddy Ice Holdings Inc.	51,137	1,294,277
Smith & Wesson Holding Corp.(a)(b)	152,826	932,239
Sturm, Ruger & Co. Inc.(a)	116,543	964,976

		80,516,638
MEDIA—0.60%
Acacia Research Corp. - Acacia Technologies Group(a)	155,030	1,392,169
Citadel Broadcasting Corp.	345,422	711,569
CKX Inc.(a)	179,725	2,156,700
Courier Corp.	39,254	1,295,775
Crown Media Holdings Inc. Class A(a)(b)	45,648	296,712
Cumulus Media Inc. Class A(a)	68,170	548,087
Dolan Media Co.(a)	31,665	923,668
Entravision Communications Corp.(a)	162,977	1,276,110
Gemstar-TV Guide International Inc.(a)	1,182,891	5,630,561
LodgeNet Entertainment Corp.(a)	83,585	1,457,722
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	137,636	1,275,886
Nexstar Broadcasting Group Inc. Class A(a)	15,047	137,530
Sinclair Broadcast Group Inc. Class A	120,558	989,781
Spanish Broadcasting System Inc. Class A(a)	107,100	198,135
Sun-Times Media Group Inc. Class A(a)(c)	181,231	398,708
Value Line Inc.	6,924	278,760
Westwood One Inc.	327,257	651,241
World Wrestling Entertainment Inc.	116,814	1,724,175

		21,343,289
METAL FABRICATE & HARDWARE—0.95%
A.M. Castle & Co.	25,477	692,720
Ampco-Pittsburgh Corp.	3,096	118,050
Dynamic Materials Corp.	62,414	3,676,185
Haynes International Inc.(a)	60,108	4,177,506
Kaydon Corp.	120,046	6,547,309
L.B. Foster Co. Class A(a)	49,813	2,576,826
Ladish Co. Inc.(a)	28,677	1,238,560
RBC Bearings Inc.(a)	109,605	4,763,433
Sun Hydraulics Corp.	57,784	1,457,890
Valmont Industries Inc.	96,043	8,559,352

		33,807,831
MINING—1.34%
AMCOL International Corp.	40,088	1,444,371
Apex Silver Mines Ltd.(a)(b)	302,601	4,611,639
Brush Engineered Materials Inc.(a)	104,750	3,877,845
Century Aluminum Co.(a)	82,538	4,452,100
Coeur d’Alene Mines Corp.(a)(b)	1,195,646	5,906,491
General Moly Inc.(a)	250,632	2,924,875
Hecla Mining Co.(a)	620,889	5,805,312
Horsehead Holding Corp.(a)	15,180	257,605
Kaiser Aluminum Corp.	77,971	6,197,135
Royal Gold Inc.	48,248	1,472,529
RTI International Metals Inc.(a)	119,067	8,207,288
Stillwater Mining Co.(a)	12,553	121,262
Uranium Resources Inc.(a)	127,045	1,585,522
US Gold Corp.(a)	267,596	792,084

		47,656,058
OFFICE FURNISHINGS—0.55%
Herman Miller Inc.	327,812	10,617,831
Interface Inc. Class A	282,430	4,609,258
Knoll Inc.	256,386	4,212,422

		19,439,511

OIL & GAS—3.80%
Alon USA Energy Inc.	66,798	1,815,570
Apco Argentina Inc.	47,168	1,298,063
Approach Resources Inc.(a)	36,249	466,162
Arena Resources Inc.(a)	157,254	6,559,064
Atlas America Inc.	117,964	6,981,110
ATP Oil & Gas Corp.(a)	127,422	6,439,908
Atwood Oceanics Inc.(a)	141,445	14,178,447
Berry Petroleum Co. Class A	81,300	3,613,785
Bill Barrett Corp.(a)(b)	126,075	5,278,760
Bois d’Arc Energy Inc.(a)	81,258	1,612,971
BPZ Resources Inc.(a)(b)	267,020	2,985,284
Carrizo Oil & Gas Inc.(a)	125,910	6,893,573
Comstock Resources Inc.(a)	169,663	5,768,542
Concho Resources Inc.(a)	96,766	1,994,347
Contango Oil & Gas Co.(a)	67,626	3,441,487
Crosstex Energy Inc.	190,356	7,088,857
CVR Energy Inc.(a)	83,844	2,091,069
Delek US Holdings Inc.	33,994	687,699
Delta Petroleum Corp.(a)(b)	339,071	6,391,488
FX Energy Inc.(a)	195,790	1,112,087
GeoGlobal Resources Inc.(a)(b)	167,353	828,397
GMX Resources Inc.(a)	59,394	1,917,238
Goodrich Petroleum Corp.(a)(b)	90,532	2,047,834
Grey Wolf Inc.(a)	74,643	397,847
Gulfport Energy Corp.(a)	108,302	1,977,595
Mariner Energy Inc.(a)	240,657	5,506,232
McMoRan Exploration Co.(a)(b)	108,907	1,425,593
Parallel Petroleum Corp.(a)	202,720	3,573,954
Parker Drilling Co.(a)	459,393	3,468,417
Penn Virginia Corp.	91,783	4,004,492
Petrohawk Energy Corp.(a)	451,776	7,820,243
Petroleum Development Corp.(a)	10,541	623,289
PetroQuest Energy Inc.(a)	214,082	3,061,373
Rex Energy Corp.(a)	24,376	290,806
Rosetta Resources Inc.(a)	141,703	2,809,970
SulphCo Inc.(a)(b)	144,430	753,925
TXCO Resources Inc.(a)	174,337	2,102,504
Venoco Inc.(a)	73,462	1,464,098
Warren Resources Inc.(a)(b)	284,911	4,025,792

		134,797,872
OIL & GAS SERVICES—2.34%
Basic Energy Services Inc.(a)	154,051	3,381,419
Cal Dive International Inc.(a)	115,186	1,525,063
CARBO Ceramics Inc.	104,632	3,892,310
Complete Production Services Inc.(a)	220,494	3,962,277
Dawson Geophysical Co.(a)	36,283	2,592,783
Dril-Quip Inc.(a)	137,568	7,657,035
Flotek Industries Inc.(a)	93,671	3,375,903
Geokinetics Inc.(a)	35,314	686,857
Gulf Island Fabrication Inc.	50,026	1,586,324
Hercules Offshore Inc.(a)(b)	428,705	10,194,605
ION Geophysical Corp.(a)(b)	416,020	6,564,796
Lufkin Industries Inc.	77,652	4,448,683
MarkWest Hydrocarbon Inc.	33,083	2,072,650
Matrix Service Co.(a)	137,450	2,999,159
NATCO Group Inc. Class A(a)	95,166	5,153,239
Newpark Resources Inc.(a)	399,857	2,179,221
RPC Inc.	166,196	1,946,155
Superior Offshore International Inc.(a)	32,758	164,445
Superior Well Services Inc.(a)	59,346	1,259,322

T-3 Energy Services Inc.(a)	29,703	1,396,338
W-H Energy Services Inc.(a)	157,045	8,827,499
Willbros Group Inc.(a)	191,212	7,321,507

		83,187,590
PACKAGING & CONTAINERS—0.48%
AEP Industries Inc.(a)	28,891	924,801
Graphic Packaging Corp.(a)	354,221	1,307,075
Greif Inc. Class A	171,354	11,201,411
Silgan Holdings Inc.	69,066	3,587,288

		17,020,575
PHARMACEUTICALS—6.84%
ACADIA Pharmaceuticals Inc.(a)	159,772	1,768,676
Adams Respiratory Therapeutics Inc.(a)	183,892	10,985,708
Akorn Inc.(a)	283,677	2,082,189
Alexza Pharmaceuticals Inc.(a)	105,408	852,751
Alkermes Inc.(a)	519,146	8,093,486
Allos Therapeutics Inc.(a)	215,709	1,356,810
Alnylam Pharmaceuticals Inc.(a)	180,680	5,254,174
Altus Pharmaceuticals Inc.(a)(b)	110,118	570,411
Amicus Therapeutics Inc.(a)	22,121	237,801
Animal Health International Inc.(a)	36,255	445,937
Array BioPharma Inc.(a)	242,500	2,041,850
Auxilium Pharmaceuticals Inc.(a)	161,370	4,839,486
Bentley Pharmaceuticals Inc.(a)	51,442	776,260
Biodel Inc.(a)	25,669	596,291
BioForm Medical Inc.(a)	52,060	355,570
BioMarin Pharmaceutical Inc.(a)	494,286	17,497,724
Bionovo Inc.(a)(b)	229,891	393,114
Bradley Pharmaceuticals Inc.(a)	19,335	380,900
Cadence Pharmaceuticals Inc.(a)	83,271	1,237,407
Caraco Pharmaceutical Laboratories Ltd.(a)	55,065	944,365
Cubist Pharmaceuticals Inc.(a)(b)	285,718	5,860,076
CV Therapeutics Inc.(a)(b)	307,051	2,778,812
Cypress Bioscience Inc.(a)	191,345	2,110,535
Cytrx Corp.(a)(b)	446,918	1,269,247
Dendreon Corp.(a)(b)	431,406	2,683,345
Discovery Laboratories Inc.(a)	436,468	938,406
DURECT Corp.(a)(b)	382,481	2,459,353
HealthExtras Inc.(a)	159,536	4,160,699
Idenix Pharmaceuticals Inc.(a)(b)	128,005	345,614
I-Flow Corp.(a)(b)	106,088	1,674,069
Indevus Pharmaceuticals Inc.(a)	286,886	1,993,858
Isis Pharmaceuticals Inc.(a)(b)	230,541	3,631,021
Javelin Pharmaceuticals Inc.(a)	219,518	820,997
Jazz Pharmaceuticals Inc.(a)(b)	28,102	413,099
K-V Pharmaceutical Co. Class A(a)	182,549	5,209,948
Ligand Pharmaceuticals Inc. Class B	439,516	2,122,862
Mannatech Inc.(b)	80,410	508,191
MAP Pharmaceuticals Inc.(a)	27,891	488,371
Medarex Inc.(a)	650,243	6,775,532
Medicines Co. (The)(a)	266,992	5,115,567
Medicis Pharmaceutical Corp. Class A	288,308	7,487,359
MGI PHARMA INC.(a)	411,589	16,681,702
Nabi Biopharmaceuticals(a)	131,902	476,166
Nastech Pharmaceutical Co. Inc.(a)(b)	130,642	496,440
Neurocrine Biosciences Inc.(a)	103,566	470,190
Neurogen Corp.(a)	163,688	564,724
Noven Pharmaceuticals Inc.(a)	128,020	1,776,918
Obagi Medical Products Inc.(a)	27,888	510,072
Onyx Pharmaceuticals Inc.(a)	282,231	15,697,688
OSI Pharmaceuticals Inc.(a)	297,469	14,430,221

Osiris Therapeutics Inc.(a)(b)	69,934	840,607
Pain Therapeutics Inc.(a)	185,477	1,966,056
Par Pharmaceutical Companies Inc.(a)	156,505	3,756,120
Penwest Pharmaceuticals Co.(a)	120,989	707,786
Perrigo Co.	208,703	7,306,692
PetMed Express Inc.(a)	110,105	1,332,271
PharMerica Corp.(a)	37,607	521,985
Pharmion Corp.(a)	134,328	8,443,858
Poniard Pharmaceuticals Inc.(a)	120,606	531,872
POZEN Inc.(a)(b)	131,511	1,578,132
Progenics Pharmaceuticals Inc.(a)	132,022	2,385,638
Rigel Pharmaceuticals Inc.(a)	134,856	3,423,994
Salix Pharmaceuticals Ltd.(a)(b)	217,002	1,709,976
Santarus Inc.(a)	260,517	716,422
Sciele Pharma Inc.(a)(b)	153,636	3,141,856
Sirtris Pharmaceuticals Inc.(a)(b)	28,267	386,975
Somaxon Pharmaceuticals Inc.(a)(b)	51,965	270,738
Sucampo Pharmaceuticals Inc.(a)	17,948	329,166
Synta Pharmaceuticals Corp.(a)(b)	25,311	169,584
Synutra International Inc.(a)(b)	22,389	676,148
Tiens Biotech Group (USA) Inc.(a)(b)	1,477	3,456
Trubion Pharmaceuticals Inc.(a)(b)	44,864	448,640
United Therapeutics Corp.(a)	107,300	10,477,845
USANA Health Sciences Inc.(a)(b)	43,493	1,612,720
Valeant Pharmaceuticals International(a)	490,605	5,872,542
Vanda Pharmaceuticals Inc.(a)	137,614	946,784
ViroPharma Inc.(a)	319,311	2,535,329
VIVUS Inc.(a)	301,696	1,562,785
XenoPort Inc.(a)	111,252	6,216,762
Zymogenetics Inc.(a)(b)	200,700	2,342,169

		242,876,900
REAL ESTATE—0.10%
Consolidated-Tomoka Land Co.	29,514	1,849,938
Grubb & Ellis Co.	81,572	522,877
Thomas Properties Group Inc.	122,654	1,322,210

		3,695,025
REAL ESTATE INVESTMENT TRUSTS—3.54%
Acadia Realty Trust	165,825	4,246,778
Alexander’s Inc.(a)	10,336	3,651,192
Alexandria Real Estate Equities Inc.	82,450	8,382,692
Associated Estates Realty Corp.	62,449	589,519
Chimera Investment Corp.	44,304	792,156
Corporate Office Properties Trust	20,127	634,001
Cousins Properties Inc.	209,194	4,623,187
Digital Realty Trust Inc.	291,056	11,167,819
DuPont Fabros Technology Inc.	71,575	1,402,870
EastGroup Properties Inc.	99,500	4,164,075
Equity Lifestyle Properties Inc.	103,930	4,746,483
FelCor Lodging Trust Inc.	322,089	5,021,368
First Industrial Realty Trust Inc.	142,696	4,937,282
Getty Realty Corp.	89,662	2,392,182
Glimcher Realty Trust	191,851	2,741,551
Highwoods Properties Inc.	207,619	6,099,846
Home Properties Inc.	132,329	5,934,956
Inland Real Estate Corp.	54,987	778,616
JER Investors Trust Inc.(b)	68,924	742,311
Kite Realty Group Trust	6,509	99,392
Maguire Properties Inc.	83,325	2,455,588
Mid-America Apartment Communities Inc.	131,397	5,617,222
National Health Investors Inc.	8,201	228,808
Nationwide Health Properties Inc.	408,807	12,824,276

Omega Healthcare Investors Inc.	347,129	5,571,420
Post Properties Inc.	37,934	1,332,242
PS Business Parks Inc.	82,108	4,314,775
Quadra Realty Trust Inc.	34,079	273,995
Ramco-Gershenson Properties Trust	60,834	1,300,023
Saul Centers Inc.	55,397	2,959,862
Sun Communities Inc.	82,871	1,746,092
Tanger Factory Outlet Centers Inc.	161,509	6,090,504
Universal Health Realty Income Trust	20,108	712,628
Washington Real Estate Investment Trust(b)	232,552	7,304,458

		125,880,169
RETAIL—5.27%
A.C. Moore Arts & Crafts Inc.(a)	88,396	1,215,445
Aeropostale Inc.(a)(b)	346,245	9,175,493
AFC Enterprises Inc.(a)	85,410	966,841
Bebe Stores Inc.	131,188	1,687,078
Big 5 Sporting Goods Corp.	117,018	1,687,400
BJ’s Restaurants Inc.(a)(b)	87,606	1,424,474
Bon-Ton Stores Inc. (The)(b)	16,689	158,379
Brown Shoe Co. Inc.	106,063	1,608,976
Buckle Inc. (The)	72,478	2,391,774
Buffalo Wild Wings Inc.(a)	79,104	1,836,795
Build-A-Bear Workshop Inc.(a)(b)	80,849	1,127,844
Cabela’s Inc. Class A(a)(b)	26,089	393,161
Cache Inc.(a)	45,772	427,510
California Pizza Kitchen Inc.(a)	150,312	2,340,358
Carrols Restaurant Group Inc.(a)	51,821	496,445
Cash America International Inc.	145,166	4,688,862
Casual Male Retail Group Inc.(a)	170,441	882,884
Cato Corp. Class A	39,517	618,836
CBRL Group Inc.	76,949	2,492,378
CEC Entertainment Inc.(a)	61,460	1,595,502
Charlotte Russe Holding Inc.(a)	130,889	2,113,857
Children’s Place Retail Stores Inc. (The)(a)	115,979	3,007,335
Chipotle Mexican Grill Inc. Class B(a)	169,188	20,818,583
Christopher & Banks Corp.	187,240	2,143,898
Citi Trends Inc.(a)	71,926	1,110,537
CKE Restaurants Inc.	295,230	3,897,036
Collective Brands Inc.(a)	150,831	2,622,951
Conn’s Inc.(a)(b)	3,698	63,273
CSK Auto Corp.(a)	12,898	64,619
Denny’s Corp.(a)	482,587	1,809,701
Dress Barn Inc.(a)	187,359	2,343,861
DSW Inc. Class A(a)(b)	83,874	1,573,476
EZCORP Inc.(a)	190,932	2,155,622
FGX International Holdings Ltd.(a)	33,873	401,395
First Cash Financial Services Inc.(a)	128,356	1,884,266
Gander Mountain Co.(a)(b)	13,829	68,177
Genesco Inc.(a)	97,767	3,695,593
hhgregg Inc.(a)	13,657	187,920
Hibbett Sports Inc.(a)	163,022	3,257,180
Hot Topic Inc.(a)	115,957	674,870
IHOP Corp.(b)	39,081	1,429,583
J. Crew Group Inc.(a)	201,097	9,694,886
Jack in the Box Inc.(a)	176,120	4,538,612
Jo-Ann Stores Inc.(a)	12,434	162,637
Jos. A. Bank Clothiers Inc.(a)(b)	93,441	2,658,396
Krispy Kreme Doughnuts Inc.(a)(b)	332,773	1,051,563
Longs Drug Stores Corp.	160,752	7,555,344
lululemon athletica inc.(a)(b)	36,539	1,730,852
McCormick & Schmick’s Seafood Restaurants Inc.(a)	70,417	840,075

Men’s Wearhouse Inc. (The)	279,859	7,550,596
Morton’s Restaurant Group Inc.(a)	22,341	208,442
New York & Co. Inc.(a)	113,134	721,795
99 Cents Only Stores(a)	135,358	1,077,450
Nu Skin Enterprises Inc. Class A	172,752	2,838,315
P.F. Chang’s China Bistro Inc.(a)	133,357	3,045,874
Pacific Sunwear of California Inc.(a)	295,292	4,166,570
Pantry Inc. (The)(a)	47,627	1,244,494
Papa John’s International Inc.(a)	68,745	1,560,512
PC Connection Inc.(a)	10,126	114,930
Pep Boys - Manny, Moe & Jack (The)	36,578	419,915
PriceSmart Inc.	22,274	669,556
Red Robin Gourmet Burgers Inc.(a)	86,180	2,756,898
Retail Ventures Inc.(a)	143,014	727,941
Ruby Tuesday Inc.	226,074	2,204,222
Ruth’s Chris Steak House Inc.(a)	98,574	881,252
Sally Beauty Co. Inc.(a)	482,980	4,370,969
School Specialty Inc.(a)	21,242	733,911
Select Comfort Corp.(a)(b)	241,823	1,695,179
Shoe Carnival Inc.(a)	13,292	187,550
Sonic Corp.(a)	313,793	6,872,067
Stein Mart Inc.	19,387	91,894
Systemax Inc.(b)	32,121	652,699
Texas Roadhouse Inc. Class A(a)(b)	272,397	3,012,711
Triarc Companies Inc. Class B	325,685	2,853,001
Tween Brands Inc.(a)	127,368	3,372,705
Ulta Salon Cosmetics & Fragrance Inc.(a)	24,749	424,445
Under Armour Inc. Class A(a)(b)	127,816	5,581,725
Wet Seal Inc. Class A(a)	434,260	1,011,826
World Fuel Services Corp.	112,132	3,255,192
Zumiez Inc.(a)(b)	89,154	2,171,791

		187,248,960
SAVINGS & LOANS—0.11%
Abington Bancorp Inc.	11,532	108,401
Beneficial Mutual Bancorp. Inc.(a)	16,984	165,084
NewAlliance Bancshares Inc.	280,205	3,227,962
Oritani Financial Corp.(a)	27,960	343,908
Wauwatosa Holdings Inc.(a)	4,050	51,921

		3,897,276
SEMICONDUCTORS—3.80%
Advanced Analogic Technologies Inc.(a)(b)	197,077	2,223,029
AMIS Holdings Inc.(a)	345,405	3,460,958
Amkor Technology Inc.(a)	539,881	4,605,185
ANADIGICS Inc.(a)	303,474	3,511,194
Applied Micro Circuits Corp.(a)	139,257	1,217,106
Asyst Technologies Inc.(a)	228,404	744,597
ATMI Inc.(a)	153,932	4,964,307
AuthenTec Inc.(a)(b)	26,562	385,946
Brooks Automation Inc.(a)	34,986	462,165
Cabot Microelectronics Corp.(a)	99,488	3,572,614
Cavium Networks Inc.(a)	23,186	533,742
Cirrus Logic Inc.(a)	254,186	1,342,102
Cohu Inc.	53,912	824,854
Conexant Systems Inc.(a)	669,261	555,487
Diodes Inc.(a)	153,706	4,621,939
DSP Group Inc.(a)	8,888	108,434
Emulex Corp.(a)	261,614	4,269,540
Entegris Inc.(a)	82,988	716,186
Exar Corp.(a)	105,370	839,799
FormFactor Inc.(a)	246,649	8,164,082
Genesis Microchip Inc.(a)	45,489	389,841

Hittite Microwave Corp.(a)	84,461	4,033,857
IPG Photonics Corp.(a)	51,925	1,037,981
IXYS Corp.(a)	78,201	627,172
Kulicke and Soffa Industries Inc.(a)	253,032	1,735,800
LTX Corp.(a)	321,324	1,021,810
Mattson Technology Inc.(a)	232,437	1,989,661
Micrel Inc.	287,093	2,425,936
Microsemi Corp.(a)	393,740	8,717,404
Microtune Inc.(a)	276,364	1,804,657
MIPS Technologies Inc. Class A(a)(b)	225,027	1,116,134
MKS Instruments Inc.(a)	14,341	274,487
Monolithic Power Systems Inc.(a)	122,676	2,633,854
NetLogic Microsystems Inc.(a)	85,055	2,738,771
OmniVision Technologies Inc.(a)	75,540	1,182,201
ON Semiconductor Corp.(a)	1,253,087	11,127,413
Pericom Semiconductor Corp.(a)	40,570	758,659
PLX Technology Inc.(a)	148,132	1,377,628
PMC-Sierra Inc.(a)	1,024,767	6,701,976
Rubicon Technology Inc.(a)	22,100	524,875
Rudolph Technologies Inc.(a)	77,231	874,255
Semitool Inc.(a)	21,506	186,672
Semtech Corp.(a)	262,801	4,078,672
Silicon Image Inc.(a)	410,367	1,854,859
SiRF Technology Holdings Inc.(a)	309,826	7,785,927
Skyworks Solutions Inc.(a)	112,036	952,306
Standard Microsystems Corp.(a)	40,071	1,565,574
Supertex Inc.(a)	59,003	1,846,204
Syntax-Brillian Corp.(a)(b)	276,198	850,690
Techwell Inc.(a)	77,499	853,264
Tessera Technologies Inc.(a)	247,409	10,292,214
Ultra Clean Holdings Inc.(a)	11,081	135,188
Ultratech Inc.(a)(b)	62,770	711,812
Veeco Instruments Inc.(a)	21,840	364,728
Volterra Semiconductor Corp.(a)(b)	109,626	1,209,175
Zoran Corp.(a)	83,359	1,876,411

		134,781,334
SOFTWARE—5.80%
ACI Worldwide Inc.(a)	191,689	3,649,759
Actuate Corp.(a)	312,960	2,431,699
Advent Software Inc.(a)(b)	89,569	4,845,683
Allscripts Healthcare Solutions Inc.(a)(b)	285,799	5,550,217
American Reprographics Co.(a)	153,772	2,534,163
ANSYS Inc.(a)	399,981	16,583,212
Aspen Technology Inc.(a)	454,765	7,376,288
Blackbaud Inc.	191,058	5,357,266
Blackboard Inc.(a)	147,484	5,936,231
BladeLogic Inc.(a)	20,901	618,043
CommVault Systems Inc.(a)	183,057	3,877,147
Computer Programs and Systems Inc.	32,736	744,417
Concur Technologies Inc.(a)	221,054	8,004,365
CSG Systems International Inc.(a)	80,607	1,186,535
Deltek Inc.(a)	32,436	494,000
Digi International Inc.(a)	18,801	266,786
DivX Inc.(a)	120,205	1,682,870
Double-Take Software Inc.(a)	43,532	945,515
Eclipsys Corp.(a)(b)	235,840	5,969,110
Epicor Software Corp.(a)(b)	299,611	3,529,418
EPIQ Systems Inc.(a)	148,970	2,593,568
FalconStor Software Inc.(a)	165,240	1,860,602
Glu Mobile Inc.(a)	38,246	199,644
Guidance Software Inc.(a)	17,307	241,260
Informatica Corp.(a)	451,785	8,141,166

infoUSA Inc.	57,343	512,073
InnerWorkings Inc.(a)(b)	120,528	2,080,313
Interactive Intelligence Inc.(a)	67,206	1,770,878
INVESTools Inc.(a)	206,372	3,661,039
JDA Software Group Inc.(a)	41,047	839,822
ManTech International Corp. Class A(a)	17,606	771,495
MicroStrategy Inc. Class A(a)	42,423	4,034,427
Midway Games Inc.(a)(b)	121,223	334,575
Monotype Imaging Holdings Inc.(a)	39,637	601,293
Nuance Communications Inc.(a)(b)	763,703	14,265,972
Omnicell Inc.(a)	173,533	4,673,244
Omniture Inc.(a)	177,104	5,895,792
OpenTV Corp.(a)(b)	299,511	395,355
Packeteer Inc.(a)	156,150	961,884
Parametric Technology Corp.(a)	270,923	4,835,976
PDF Solutions Inc.(a)	60,200	542,402
Pegasystems Inc.	6,761	80,659
Phase Forward Inc.(a)	212,208	4,615,524
Progress Software Corp.(a)	211,790	7,133,087
PROS Holdings Inc.(a)	28,310	555,442
QAD Inc.	50,694	473,482
Quality Systems Inc.	88,022	2,683,791
Quest Software Inc.(a)	309,639	5,709,743
Renaissance Learning Inc.(b)	44,235	619,290
Schawk Inc.	8,443	131,035
SeaChange International Inc.(a)	62,995	455,454
Smith Micro Software Inc.(a)(b)	152,627	1,292,751
Solera Holdings Inc.(a)	94,955	2,352,985
SourceForge Inc.(a)(b)	347,660	851,767
SPSS Inc.(a)	94,860	3,406,423
Sybase Inc.(a)	49,394	1,288,689
Synchronoss Technologies Inc.(a)	94,998	3,366,729
Take-Two Interactive Software Inc.(a)(b)	332,091	6,127,079
Taleo Corp. Class A(a)	85,466	2,545,177
THQ Inc.(a)	345,440	9,737,954
Trident Microsystems Inc.(a)	294,707	1,933,278
Ultimate Software Group Inc.(a)	127,296	4,006,005
Unica Corp.(a)	51,178	473,397
Visual Sciences Inc.(a)	105,281	1,945,593
Wind River Systems Inc.(a)	384,974	3,437,818

		206,018,656
STORAGE & WAREHOUSING—0.08%
Mobile Mini Inc.(a)	148,173	2,747,127

		2,747,127
TELECOMMUNICATIONS—4.68%
Acme Packet Inc.(a)	113,868	1,433,598
ADTRAN Inc.	157,043	3,357,579
Airvana Inc.(a)	24,808	134,707
Anaren Inc.(a)	4,482	73,908
Anixter International Inc.(a)	132,508	8,251,273
ARRIS Group Inc.(a)	636,277	6,350,048
Aruba Networks Inc.(a)(b)	26,340	392,729
Atheros Communications Inc.(a)(b)	285,318	8,713,612
Avanex Corp.(a)	1,002,813	1,002,813
BigBand Networks Inc.(a)	64,456	331,304
Cbeyond Inc.(a)	106,497	4,152,318
Centennial Communications Corp.(a)	122,853	1,141,304
Comtech Telecommunications Corp.(a)	119,536	6,456,139
Consolidated Communications Holdings Inc.	57,460	1,143,454
CPI International Inc.(a)	37,179	635,761
Ditech Networks Inc.(a)	50,244	174,347

EMS Technologies Inc.(a)	40,027	1,210,416
Extreme Networks Inc.(a)	33,093	117,149
FairPoint Communications Inc.	21,748	283,159
Finisar Corp.(a)	1,384,842	2,008,021
Foundry Networks Inc.(a)	654,354	11,464,282
General Communication Inc. Class A(a)	36,222	316,943
GeoEye Inc.(a)	63,851	2,148,586
Global Crossing Ltd.(a)	77,924	1,718,224
Globalstar Inc.(a)(b)	100,540	804,320
Golden Telecom Inc.(a)	34,473	3,480,049
Harmonic Inc.(a)	463,645	4,859,000
Harris Stratex Networks Inc.(a)	130,629	2,181,504
Hughes Communications Inc.(a)	33,136	1,809,557
Hungarian Telephone and Cable Corp.(a)	7,422	131,295
Hypercom Corp.(a)	157,676	785,226
ICO Global Communications (Holdings) Ltd.(a)	224,348	713,427
Infinera Corp.(a)	53,176	789,132
InterDigital Inc.(a)	242,159	5,649,569
iPCS Inc.(b)	65,065	2,341,689
Ixia(a)	157,532	1,493,403
Knology Inc.(a)	69,238	884,862
MasTec Inc.(a)	182,798	1,859,056
NETGEAR Inc.(a)	178,705	6,374,407
Network Equipment Technologies Inc.(a)	136,753	1,151,460
Neutral Tandem Inc.(a)	14,528	276,323
North Pittsburgh Systems Inc.	66,512	1,509,157
Novatel Wireless Inc.(a)(b)	166,864	2,703,197
NTELOS Holdings Corp.	143,192	4,251,370
Oplink Communications Inc.(a)	49,156	754,545
Opnext Inc.(a)	96,313	852,370
Optium Corp.(a)	21,989	173,273
ORBCOMM Inc.(a)(b)	136,160	856,446
PAETEC Holding Corp.(a)	163,698	1,596,056
Polycom Inc.(a)(b)	472,974	13,139,218
Premiere Global Services Inc.(a)	37,670	559,400
RF Micro Devices Inc.(a)	833,838	4,761,215
Rural Cellular Corp. Class A(a)	26,589	1,172,309
SAVVIS Inc.(a)(b)	99,436	2,775,259
Shenandoah Telecommunications Co.	10,415	249,752
ShoreTel Inc.(a)	28,181	393,689
Sonus Networks Inc.(a)(b)	1,379,980	8,045,283
Starent Networks Corp.(a)(b)	40,411	737,501
Switch & Data Facilities Co. Inc.(a)	66,137	1,059,515
Sycamore Networks Inc.(a)	363,025	1,394,016
Symmetricom Inc.(a)	120,614	568,092
Time Warner Telecom Inc. Class A(a)(b)	690,533	14,010,915
UTStarcom Inc.(a)(b)	251,663	692,073
Veraz Networks Inc.(a)	46,827	225,706
Viasat Inc.(a)	125,027	4,304,680
Virgin Mobile USA Inc. Class A(a)	60,049	533,836
Vonage Holdings Corp.(a)(b)	157,654	362,604

		166,277,430
TOYS, GAMES & HOBBIES—0.13%
Marvel Entertainment Inc.(a)	171,679	4,585,546

		4,585,546
TRANSPORTATION—1.28%
American Commercial Lines Inc.(a)(b)	258,775	4,202,506
Arlington Tankers Ltd.(b)	68,333	1,512,209
Celadon Group Inc.(a)	121,568	1,113,563
Double Hull Tankers Inc.	109,400	1,339,056
Dynamex Inc.(a)	54,840	1,483,970

Eagle Bulk Shipping Inc.	64,793	1,720,254
Forward Air Corp.	120,923	3,769,170
Genco Shipping & Trading Ltd.	6,126	335,460
Genesee & Wyoming Inc. Class A(a)	85,648	2,070,112
Golar LNG Ltd.	39,625	876,505
Heartland Express Inc.	99,120	1,405,522
Horizon Lines Inc. Class A	173,459	3,233,276
Hub Group Inc. Class A(a)	200,178	5,320,731
Knight Transportation Inc.(b)	295,213	4,372,105
Knightsbridge Tankers Ltd.	83,623	2,019,495
Old Dominion Freight Line Inc.(a)	142,952	3,303,621
Pacer International Inc.	55,822	815,001
PHI Inc.(a)	36,117	1,120,349
Saia Inc.(a)	8,234	109,512
Ship Finance International Ltd.	162,552	4,504,316
Ultrapetrol (Bahamas) Ltd.(a)	27,475	467,350
Universal Truckload Services Inc.(a)	14,112	270,386

		45,364,469
TRUCKING & LEASING—0.02%
TAL International Group Inc.	9,474	215,723
Textainer Group Holdings Ltd.	27,647	401,711

		617,434
WATER—0.06%
Consolidated Water Co. Ltd.	74,290	1,871,365
SJW Corp.	4,111	142,528

		2,013,893

TOTAL COMMON STOCKS
(Cost: $4,002,751,917)		3,547,932,515

Security	Shares	Value

RIGHTS—0.00%

ELECTRICAL COMPONENTS & EQUIPMENT—0.00%
Medis Technologies Ltd.(b)(c)	9,988	1

		1

TOTAL RIGHTS
(Cost: $0)		1

Security	Shares	Value

SHORT-TERM INVESTMENTS—9.85%

MONEY MARKET FUNDS—9.85%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(d)(e)	7,967,858	7,967,858
BGI Cash Premier Fund LLC
4.90%(d)(e)(f)	341,619,936	341,619,936

		349,587,794

TOTAL SHORT-TERM INVESTMENTS
(Cost: $349,587,794)	349,587,794

TOTAL INVESTMENTS IN SECURITIES—109.78%
(Cost: $4,352,339,711)	3,897,520,310
Other Assets, Less Liabilities—(9.78)%	(347,233,603)

NET ASSETS—100.00%	$3,550,286,707

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.99%

ADVERTISING—0.04%
Gaiam Inc.(a)	28,479	$845,257
Marchex Inc. Class B	42,044	456,598
ValueVision Media Inc. Class A(a)	32,782	206,199

		1,508,054
AEROSPACE & DEFENSE—1.05%
AAR Corp.(a)	16,916	643,315
Argon ST Inc.(a)	54,156	1,005,135
Curtiss-Wright Corp.	158,202	7,941,740
Esterline Technologies Corp.(a)	158,469	8,200,771
Kaman Corp.	109,070	4,014,867
Moog Inc. Class A(a)	192,193	8,804,361
MTC Technologies Inc.(a)	46,871	1,101,468
Orbital Sciences Corp.(a)	61,762	1,514,404
Teledyne Technologies Inc.(a)	36,403	1,941,372
Triumph Group Inc.	87,029	7,166,838

		42,334,271
AGRICULTURE—0.40%
Andersons Inc. (The)	105,108	4,708,838
Maui Land & Pineapple Co. Inc.(a)	19,012	553,439
Universal Corp.	182,795	9,362,760
Vector Group Ltd.	76,918	1,542,975

		16,168,012
AIRLINES—0.73%
Alaska Air Group Inc.(a)	273,476	6,839,635
ExpressJet Holdings Inc.(a)(b)	335,202	831,301
JetBlue Airways Corp.(a)(b)	1,039,895	6,135,380
Republic Airways Holdings Inc.(a)	227,845	4,463,484
SkyWest Inc.	411,723	11,054,763

		29,324,563
APPAREL—0.85%
Cherokee Inc.	13,888	448,166
Columbia Sportswear Co.(b)	72,435	3,193,659
G-III Apparel Group Ltd.(a)	5,832	86,139
Kellwood Co.	175,610	2,922,150
K-Swiss Inc. Class A	117,942	2,134,750
Maidenform Brands Inc.(a)	60,594	819,837
Oxford Industries Inc.	103,987	2,679,745
Perry Ellis International Inc.(a)	76,807	1,181,292
Quiksilver Inc.(a)	581,329	4,987,803
Steven Madden Ltd.(a)	69,816	1,396,320
Timberland Co. Class A(a)	203,225	3,674,308
Warnaco Group Inc. (The)(a)	152,032	5,290,714
Weyco Group Inc.	50,108	1,377,970
Wolverine World Wide Inc.	169,634	4,159,426

		34,352,279

AUTO MANUFACTURERS—0.06%
A.S.V. Inc.(a)(b)	55,877	773,896
Wabash National Corp.	206,673	1,589,315

		2,363,211
AUTO PARTS & EQUIPMENT—1.37%
Accuride Corp.(a)	159,563	1,254,165
Aftermarket Technology Corp.(a)	147,618	4,024,067
American Axle & Manufacturing Holdings Inc.	302,283	5,628,509
ArvinMeritor Inc.	482,405	5,658,611
Commercial Vehicle Group Inc.(a)	144,596	2,096,642
Cooper Tire & Rubber Co.	416,702	6,908,919
Exide Technologies Inc.(a)	503,922	4,031,376
Lear Corp.(a)	345,924	9,568,258
Miller Industries Inc.(a)	49,579	678,737
Modine Manufacturing Co.	219,045	3,616,433
Standard Motor Products Inc.	106,846	871,863
Superior Industries International Inc.	154,283	2,803,322
Tenneco Inc.(a)	241,766	6,302,840
Visteon Corp.(a)	425,799	1,869,258

		55,313,000
BANKS—11.44%
Alabama National BanCorporation	115,104	8,956,242
AMCORE Financial Inc.	156,049	3,542,312
AmericanWest Bancorporation	116,190	2,048,430
Ameris Bancorp	91,491	1,541,623
BancFirst Corp.	53,889	2,309,144
Banco Latinoamericano de Exportaciones SA Class E	183,864	2,998,822
Bancorp Inc. (The)(a)	72,723	978,852
Bank Mutual Corp.	373,820	3,951,277
Bank of the Ozarks Inc.	17,229	451,400
Banner Corp.	104,623	3,005,819
Boston Private Financial Holdings Inc.	250,269	6,777,285
Capital City Bank Group Inc.(b)	85,758	2,420,091
Capital Corp of the West	64,752	1,258,131
Capitol Bancorp Ltd.	96,340	1,938,361
Cascade Bancorp(b)	136,210	1,896,043
Cathay General Bancorp	346,128	9,168,931
Centennial Bank Holdings Inc.(a)(b)	373,052	2,156,241
Center Financial Corp.	68,229	840,581
Central Pacific Financial Corp.	207,716	3,834,437
Chemical Financial Corp.	167,664	3,988,727
Chittenden Corp.	304,425	10,843,619
Citizens Republic Bancorp Inc.	512,171	7,431,601
City Bank	82,262	1,844,314
City Holding Co.	115,920	3,922,733
CoBiz Financial Inc.	61,208	910,163
Columbia Banking System Inc.	120,892	3,594,119
Community Bancorp(a)	70,374	1,222,396
Community Bank System Inc.	203,320	4,039,968
Community Trust Bancorp Inc.	102,823	2,830,717
Corus Bankshares Inc.(b)	263,005	2,806,263
CVB Financial Corp.	448,110	4,633,457
Enterprise Financial Services Corp.(b)	19,754	470,343
F.N.B. Corp. (Pennsylvania)	407,836	5,995,189
First Bancorp (North Carolina)	81,482	1,539,195
First BanCorp (Puerto Rico)	625,021	4,556,403
First Busey Corp. Class A(b)	159,786	3,173,350
First Charter Corp.	237,490	7,091,451

First Commonwealth Financial Corp.(b)	500,018	5,325,192
First Community Bancorp	175,064	7,219,639
First Community Bancshares Inc.	67,867	2,164,279
First Financial Bancorp	224,349	2,557,579
First Financial Bankshares Inc.(b)	132,102	4,973,640
First Financial Corp.	89,221	2,528,523
First Indiana Corp.	83,513	2,672,416
First Merchants Corp.	123,772	2,703,180
First Midwest Bancorp Inc.	336,220	10,288,332
First Regional Bancorp(a)	56,475	1,066,813
1st Source Corp.	93,361	1,616,079
First State Bancorp	138,317	1,922,606
FirstMerit Corp.	544,108	10,887,601
Fremont General Corp.(a)(b)	457,950	1,602,825
Frontier Financial Corp.(b)	247,432	4,594,812
Glacier Bancorp Inc.	355,977	6,671,009
Great Southern Bancorp Inc.	70,439	1,546,840
Green Bancshares Inc.	77,381	1,485,715
Hancock Holding Co.	180,756	6,904,879
Hanmi Financial Corp.	274,517	2,366,337
Harleysville National Corp.	195,725	2,851,713
Heartland Financial USA Inc.	85,864	1,594,494
Heritage Commerce Corp.	90,520	1,664,663
Home Bancshares Inc.(b)	77,773	1,630,900
Horizon Financial Corp.	82,830	1,444,555
IBERIABANK Corp.	78,408	3,665,574
Imperial Capital Bancorp Inc.	37,023	677,521
Independent Bank Corp. (Massachusetts)	95,940	2,611,487
Independent Bank Corp. (Michigan)	153,005	1,453,548
Integra Bank Corp.	140,361	1,980,494
International Bancshares Corp.	346,575	7,257,281
Irwin Financial Corp.	127,293	935,604
K-Fed Bancorp	2,295	23,157
Lakeland Bancorp Inc.(b)	135,608	1,571,697
Lakeland Financial Corp.	82,466	1,723,539
Macatawa Bank Corp.	104,772	899,991
MainSource Financial Group Inc.	126,588	1,969,709
MB Financial Inc.	246,819	7,609,430
Midwest Banc Holdings Inc.	149,293	1,854,219
Nara Bancorp Inc.	151,183	1,764,306
National Penn Bancshares Inc.(b)	331,478	5,018,577
NBT Bancorp Inc.	217,801	4,970,219
Northfield Bancorp Inc.(a)	103,877	1,123,949
Old National Bancorp	448,773	6,713,644
Old Second Bancorp Inc.	82,087	2,199,111
Omega Financial Corp.	85,456	2,500,443
Oriental Financial Group Inc.	140,109	1,878,862
Pacific Capital Bancorp	317,693	6,395,160
Park National Corp.(b)	81,809	5,276,680
Peoples Bancorp Inc.	71,167	1,771,347
Pinnacle Financial Partners Inc.(a)	47,326	1,203,027
Preferred Bank	53,418	1,389,936
PrivateBancorp Inc.(b)	46,927	1,532,167
Prosperity Bancshares Inc.	240,000	7,053,600
Provident Bankshares Corp.	217,845	4,659,705
Renasant Corp.	143,127	3,087,249
Republic Bancorp Inc. Class A	64,126	1,060,003
Royal Bancshares of Pennsylvania Inc. Class A	37,071	407,781
S&T Bancorp Inc.	167,573	4,631,718
Sandy Spring Bancorp Inc.	106,339	2,958,351
Santander BanCorp	29,244	253,253
SCBT Financial Corp.	62,111	1,967,055
Seacoast Banking Corp. of Florida(b)	100,087	1,028,894

Security Bank Corp.(b)	110,294	1,008,087
Signature Bank(a)	10,153	342,664
Simmons First National Corp. Class A	95,472	2,530,008
South Financial Group Inc. (The)	501,597	7,839,961
Southside Bancshares Inc.(b)	69,853	1,429,192
Southwest Bancorp Inc.	96,582	1,770,348
Sterling Bancorp	126,305	1,722,800
Sterling Bancshares Inc.	502,758	5,610,779
Sterling Financial Corp. (Pennsylvania)	178,383	2,929,049
Sterling Financial Corp. (Washington)	346,371	5,815,569
Suffolk Bancorp	11,549	354,670
Sun Bancorp Inc. (New Jersey)(a)	106,445	1,679,702
Superior Bancorp(a)	131,851	708,040
Susquehanna Bancshares Inc.	575,545	10,613,050
SVB Financial Group(a)	188,259	9,488,254
SY Bancorp Inc.(b)	83,133	1,990,204
Taylor Capital Group Inc.	39,310	801,924
Texas Capital Bancshares Inc.(a)	139,157	2,539,615
Tompkins Financial Corp.	44,431	1,723,923
TriCo Bancshares	94,816	1,829,949
Trustmark Corp.	331,040	8,395,174
UCBH Holdings Inc.	675,659	9,567,331
UMB Financial Corp.	209,462	8,034,962
Umpqua Holdings Corp.	413,855	6,348,536
Union Bankshares Corp.	90,213	1,907,103
United Bancshares Inc.	242,891	6,805,806
United Community Banks Inc.(b)	280,811	4,436,814
Univest Corp. of Pennsylvania	87,708	1,851,516
USB Holding Co. Inc.	76,450	1,513,710
Virginia Commerce Bancorp Inc.(a)	16,307	191,281
W Holding Co. Inc.(b)	774,470	937,109
Washington Trust Bancorp Inc.	77,174	1,947,100
WesBanco Inc.	170,411	3,510,467
West Coast Bancorp	106,083	1,962,535
Westamerica Bancorporation	149,656	6,667,175
Western Alliance Bancorporation(a)(b)	48,155	903,869
Wilshire Bancorp Inc.	102,730	806,430
Wintrust Financial Corp.	163,135	5,404,663

		460,250,308
BEVERAGES—0.03%
Boston Beer Co. Inc. Class A(a)	8,591	323,451
Farmer Brothers Co.	45,597	1,048,275

		1,371,726
BIOTECHNOLOGY—1.01%
Arena Pharmaceuticals Inc.(a)	487,661	3,818,386
ARIAD Pharmaceuticals Inc.(a)	194,910	828,367
Bio-Rad Laboratories Inc. Class A(a)	126,314	13,088,657
Cambrex Corp.	193,776	1,623,843
Celera Group(a)	533,319	8,463,773
Cytokinetics Inc.(a)	63,493	300,322
Enzon Pharmaceuticals Inc.(a)	41,779	398,154
Immunomedics Inc.(a)	53,704	124,593
Incyte Corp.(a)	228,747	2,298,907
InterMune Inc.(a)	28,793	383,811
Martek Biosciences Corp.(a)(b)	217,903	6,445,571
Maxygen Inc.(a)	165,294	1,327,311
Molecular Insight Pharmaceuticals Inc.(a)	2,951	26,736
Momenta Pharmaceuticals Inc.(a)	89,515	639,137
Nanosphere Inc.(a)	6,944	97,147
Orexigen Therapeutics Inc.(a)(b)	7,256	103,398
Telik Inc.(a)(b)	23,880	82,864

XOMA Ltd.(a)	125,475	425,360

		40,476,337
BUILDING MATERIALS—0.72%
Builders FirstSource Inc.(a)(b)	96,152	694,217
China Architectural Engineering Inc.(a)	19,803	171,296
Comfort Systems USA Inc.	246,581	3,151,305
Goodman Global Inc.(a)	46,850	1,149,699
Interline Brands Inc.(a)	111,817	2,449,910
LSI Industries Inc.	124,040	2,257,528
NCI Building Systems Inc.(a)	116,503	3,354,121
PGT Inc.(a)	50,460	240,190
Simpson Manufacturing Co. Inc.(b)	131,610	3,499,510
Texas Industries Inc.	109,188	7,654,079
Trex Co. Inc.(a)(b)	70,587	600,695
U.S. Concrete Inc.(a)	140,977	469,453
Universal Forest Products Inc.	112,781	3,322,528

		29,014,531
CHEMICALS—3.80%
A. Schulman Inc.	182,203	3,926,475
Arch Chemicals Inc.	164,228	6,035,379
CF Industries Holdings Inc.	337,410	37,135,345
Ferro Corp.	293,179	6,077,601
Georgia Gulf Corp.(b)	232,472	1,538,965
H.B. Fuller Co.	410,224	9,209,529
Hercules Inc.	415,635	8,042,537
Innophos Holdings Inc.	72,074	1,072,461
Innospec Inc.	162,276	2,784,656
Minerals Technologies Inc.	129,095	8,642,910
NewMarket Corp.	76,544	4,262,735
NL Industries Inc.(b)	48,237	551,349
Olin Corp.	498,697	9,639,813
OM Group Inc.(a)	201,561	11,597,820
PolyOne Corp.(a)	628,307	4,134,260
Rockwood Holdings Inc.(a)	237,120	7,877,126
Sensient Technologies Corp.	317,930	8,991,060
Spartech Corp.	216,041	3,046,178
Stepan Co.	42,056	1,368,082
Symyx Technologies Inc.(a)	101,961	783,060
Tronox Inc. Class B	280,123	2,423,064
UAP Holding Corp.	147,073	5,677,018
W.R. Grace & Co.(a)(b)	293,465	7,682,914
Zep Inc.(a)	41,974	582,179

		153,082,516
COAL—0.05%
International Coal Group Inc.(a)(b)	395,975	2,122,426

		2,122,426
COMMERCIAL SERVICES—4.18%
Aaron Rents Inc.	122,436	2,355,669
ABM Industries Inc.	270,743	5,520,450
Advance America Cash Advance Centers Inc.	36,067	366,441
Albany Molecular Research Inc.(a)	98,885	1,421,966
American Public Education Inc.(a)	4,877	203,761
Barrett Business Services Inc.	16,156	290,970
BearingPoint Inc.(a)(b)	1,362,143	3,854,865
Bowne & Co. Inc.	186,404	3,280,710
CBIZ Inc.(a)	230,948	2,265,600
CDI Corp.	68,855	1,670,422
Chemed Corp.	11,408	637,479
Clayton Holdings Inc.(a)(b)	68,200	352,594

Coinstar Inc.(a)	135,107	3,803,262
Compass Diversified Holdings	143,084	2,131,952
Consolidated Graphics Inc.(a)	9,513	454,912
Cornell Companies Inc.(a)	71,838	1,675,262
CRA International Inc.(a)	8,601	409,494
Cross Country Healthcare Inc.(a)	199,335	2,838,530
Deluxe Corp.	350,929	11,542,055
Dollar Thrifty Automotive Group Inc.(a)	145,066	3,435,163
DynCorp International Inc.(a)	146,265	3,931,603
Electro Rent Corp.	117,076	1,738,579
ExlService Holdings Inc.(a)	30,295	699,209
Exponent Inc.(a)	26,230	709,259
First Advantage Corp. Class A(a)	18,015	296,707
Forrester Research Inc.(a)	5,766	161,563
Gevity HR Inc.	101,387	779,666
Global Cash Access Inc.(a)	16,568	100,402
Great Lakes Dredge & Dock Corp.	11,341	98,894
HealthSpring Inc.(a)	121,510	2,314,765
Heidrick & Struggles International Inc.	6,994	259,547
Home Solutions of America Inc.(a)(b)	207,953	207,953
ICT Group Inc.(a)	21,738	259,769
Integrated Electrical Services Inc.(a)	46,153	867,215
Interactive Data Corp.	157,748	5,207,261
Jackson Hewitt Tax Service Inc.	35,371	1,123,029
Kelly Services Inc. Class A	123,430	2,303,204
Kforce Inc.(a)	46,507	453,443
Korn/Ferry International(a)	58,830	1,107,181
Landauer Inc.	29,147	1,511,272
LECG Corp.(a)	94,820	1,427,989
Lincoln Educational Services Corp.(a)	9,028	132,892
Live Nation Inc.(a)	458,382	6,655,707
MAXIMUS Inc.	119,779	4,624,667
Monro Muffler Brake Inc.	15,487	301,842
MPS Group Inc.(a)	624,839	6,835,739
Multi-Color Corp.	5,954	163,556
Navigant Consulting Inc.(a)	97,059	1,326,797
On Assignment Inc.(a)	186,612	1,308,150
PeopleSupport Inc.(a)	77,393	1,058,736
PharmaNet Development Group Inc.(a)	65,201	2,556,531
PHH Corp.(a)	361,508	6,377,001
Protection One Inc.(a)	8,169	97,129
Providence Service Corp. (The)(a)	19,014	535,054
QC Holdings Inc.	12,382	139,297
Rent-A-Center Inc.(a)	475,360	6,902,227
RSC Holdings Inc.(a)(b)	63,731	799,824
SAIC Inc.(a)	1,115,370	22,441,244
Source Interlink Companies Inc.(a)(b)	186,112	536,003
Spherion Corp.(a)	190,980	1,390,334
Standard Parking Corp.(a)	14,000	678,860
Steiner Leisure Ltd.(a)	27,081	1,195,897
Stewart Enterprises Inc. Class A	641,818	5,712,180
SuccessFactors Inc.(a)	21,877	258,586
TNS Inc.	163,586	2,903,651
Valassis Communications Inc.(a)(b)	164,812	1,926,652
Viad Corp.	142,388	4,496,613
Volt Information Sciences Inc.(a)	95,597	1,745,601
Watson Wyatt Worldwide Inc.	219,215	10,173,768
Wright Express Corp.(a)	22,475	797,638

		168,142,243
COMPUTERS—1.89%
Agilysys Inc.	178,344	2,696,561
CACI International Inc. Class A(a)(b)	191,684	8,581,693

CIBER Inc.(a)	366,913	2,241,838
Compellent Technologies Inc.(a)	13,403	161,238
Cray Inc.(a)	103,823	621,900
Data Domain Inc.(a)	35,102	924,587
Electronics For Imaging Inc.(a)	384,333	8,639,806
Hutchinson Technology Inc.(a)	175,873	4,628,977
Imation Corp.	237,735	4,992,435
Immersion Corp.(a)	203,678	2,637,630
Integral Systems Inc.	18,091	420,797
Limelight Networks Inc.(a)	38,181	263,067
Manhattan Associates Inc.(a)	31,166	821,536
Mentor Graphics Corp.(a)	236,071	2,544,845
Mercury Computer Systems Inc.(a)(b)	150,147	2,418,868
MTS Systems Corp.	46,289	1,975,152
Ness Technologies Inc.(a)	147,083	1,357,576
Netezza Corp.(a)	20,937	288,931
Palm Inc.(b)	698,963	4,431,425
Perot Systems Corp. Class A(a)	590,545	7,972,357
Quantum Corp.(a)	1,324,393	3,562,617
Rackable Systems Inc.(a)	174,718	1,747,180
RadiSys Corp.(a)	119,597	1,602,600
Rimage Corp.(a)	12,119	314,488
SI International Inc.(a)	88,576	2,433,183
Silicon Graphics Inc.(a)	41,703	762,331
Silicon Storage Technology Inc.(a)	614,115	1,836,204
SRA International Inc. Class A(a)	119,157	3,509,174
STEC Inc.(a)	147,531	1,289,421
3PAR Inc.(a)	15,195	194,496
Virtusa Corp.(a)	8,817	152,799

		76,025,712
COSMETICS & PERSONAL CARE—0.15%
Chattem Inc.(a)	12,106	914,487
Elizabeth Arden Inc.(a)	164,780	3,353,273
Inter Parfums Inc.	8,336	149,798
Revlon Inc. Class A(a)(c)	1,331,599	1,571,287

		5,988,845
DISTRIBUTION & WHOLESALE—0.50%
Beacon Roofing Supply Inc.(a)	27,096	228,148
BlueLinx Holdings Inc.	77,726	305,463
Brightpoint Inc.(a)	35,929	551,869
Building Materials Holding Corp.(b)	198,666	1,098,623
Central European Distribution Corp.(a)	35,111	2,039,247
Core-Mark Holding Co. Inc.(a)	61,959	1,779,462
NuCO2 Inc.(a)	23,448	583,855
Owens & Minor Inc.	225,186	9,554,642
ScanSource Inc.(a)	17,964	581,135
United Stationers Inc.(a)	61,686	2,850,510
Watsco Inc.	11,127	409,029

		19,981,983
DIVERSIFIED FINANCIAL SERVICES—1.63%
Advanta Corp. Class B	129,183	1,042,507
Ampal-American Israel Corp. Class A(a)(b)	138,097	1,020,537
Asset Acceptance Capital Corp.	100,887	1,050,234
Asta Funding Inc.(b)	25,185	665,891
Calamos Asset Management Inc. Class A	134,871	4,016,458
Centerline Holding Co.(b)	153,704	1,171,224
CompuCredit Corp.(a)(b)	54,719	546,096
Cowen Group Inc.(a)	106,850	1,016,143
Duff & Phelps Corp. Class A(a)	35,378	696,239
Encore Capital Group Inc.(a)	91,662	887,288

eSpeed Inc.(a)	131,605	1,487,136
Evercore Partners Inc. Class A	58,584	1,262,485
FBR Capital Markets Corp.(a)	148,913	1,426,587
Federal Agricultural Mortgage Corp.	69,787	1,836,794
Financial Federal Corp.	181,762	4,051,475
Friedman Billings Ramsey Group Inc. Class A	948,389	2,977,941
GAMCO Investors Inc. Class A	27,726	1,918,639
Interactive Brokers Group Inc.(a)	149,998	4,847,935
KBW Inc.(a)(b)	186,087	4,761,966
Knight Capital Group Inc. Class A(a)	385,757	5,554,901
LaBranche & Co. Inc.(a)	359,540	1,812,082
National Financial Partners Corp.	83,730	3,818,925
Nelnet Inc. Class A	109,339	1,389,699
NewStar Financial Inc.(a)	55,626	460,583
Ocwen Financial Corp.(a)(b)	240,339	1,331,478
Penson Worldwide Inc.(a)	5,427	77,877
Piper Jaffray Companies(a)	118,211	5,475,534
Pzena Investment Management Inc.	29,129	332,071
Sanders Morris Harris Group Inc.	126,139	1,292,925
SWS Group Inc.	132,325	1,676,558
Thomas Weisel Partners Group Inc.(a)	145,832	2,002,273
W.P. Stewart & Co. Ltd.(b)	80,698	412,367
Waddell & Reed Financial Inc. Class A	92,995	3,356,190

		65,677,038
ELECTRIC—3.60%
ALLETE Inc.	173,240	6,856,839
Aquila Inc.(a)	2,533,995	9,451,801
Avista Corp.	356,868	7,686,937
Black Hills Corp.	254,709	11,232,667
Central Vermont Public Service Corp.	68,847	2,123,241
CH Energy Group Inc.	106,503	4,743,644
Cleco Corp.	403,591	11,219,830
El Paso Electric Co.(a)	309,700	7,919,029
Empire District Electric Co. (The)	226,587	5,161,652
EnerNOC Inc.(a)	5,296	260,034
IDACORP Inc.	297,449	10,476,154
MGE Energy Inc.	143,346	5,084,483
NorthWestern Corp.	242,936	7,166,612
Otter Tail Corp.	201,131	6,959,133
Pike Electric Corp.(a)	28,035	469,867
PNM Resources Inc.	518,552	11,122,940
Portland General Electric Co.	206,090	5,725,180
UIL Holdings Corp.	169,950	6,279,652
UniSource Energy Corp.	238,634	7,528,903
Westar Energy Inc.	675,860	17,531,808

		145,000,406
ELECTRICAL COMPONENTS & EQUIPMENT—0.76%
Encore Wire Corp.	157,815	2,512,415
EnerSys Inc.(a)	144,559	3,608,193
GrafTech International Ltd.(a)	705,071	12,515,010
Greatbatch Inc.(a)(b)	19,179	383,388
Insteel Industries Inc.	66,114	775,517
Littelfuse Inc.(a)	103,792	3,420,984
Powell Industries Inc.(a)	18,102	797,755
Power-One Inc.(a)	474,944	1,895,027
Superior Essex Inc.(a)	137,990	3,311,760
Universal Display Corp.(a)	66,769	1,380,115

		30,600,164
ELECTRONICS—2.47%
Analogic Corp.	89,452	6,057,689

Badger Meter Inc.	14,808	665,620
Bel Fuse Inc. Class B	80,329	2,351,230
Benchmark Electronics Inc.(a)	395,517	7,012,516
Brady Corp. Class A	340,774	11,957,760
Checkpoint Systems Inc.(a)	266,419	6,921,566
CTS Corp.	242,495	2,407,975
Cubic Corp.	37,785	1,481,172
Cymer Inc.(a)	49,900	1,942,607
Eagle Test Systems Inc.(a)	5,423	69,306
Electro Scientific Industries Inc.(a)	197,446	3,919,303
Excel Technology Inc.(a)	65,945	1,787,109
ICx Technologies Inc.(a)	12,405	119,336
KEMET Corp.(a)	567,324	3,761,358
L-1 Identity Solutions Inc.(a)	186,468	3,347,101
Measurement Specialties Inc.(a)	58,161	1,285,358
Methode Electronics Inc.	247,021	4,061,025
Multi-Fineline Electronix Inc.(a)	31,222	541,389
OSI Systems Inc.(a)	54,613	1,445,606
Park Electrochemical Corp.	136,474	3,854,026
Plexus Corp.(a)	123,666	3,247,469
Rofin-Sinar Technologies Inc.(a)	21,798	1,048,702
Rogers Corp.(a)	119,394	5,178,118
Sonic Solutions Inc.(a)	111,586	1,159,379
Stoneridge Inc.(a)	96,281	774,099
Technitrol Inc.	173,080	4,946,626
TTM Technologies Inc.(a)	251,160	2,928,526
Varian Inc.(a)	86,595	5,654,654
Watts Water Technologies Inc. Class A	212,281	6,325,974
X-Rite Inc.(a)	145,391	1,689,443
Zygo Corp.(a)	110,579	1,377,814

		99,319,856
ENERGY - ALTERNATE SOURCES—0.19%
Aventine Renewable Energy Holdings Inc.(a)	78,312	999,261
Comverge Inc.(a)	12,071	380,116
Evergreen Energy Inc.(a)(b)	366,054	816,300
Headwaters Inc.(a)(b)	266,314	3,126,526
MGP Ingredients Inc.	61,838	582,514
Pacific Ethanol Inc.(a)(b)	84,243	691,635
US BioEnergy Corp.(a)	33,985	397,964
VeraSun Energy Corp.(a)(b)	34,526	527,557

		7,521,873
ENGINEERING & CONSTRUCTION—0.60%
AECOM Technology Corp.(a)	65,553	1,872,849
Dycom Industries Inc.(a)	143,441	3,822,703
EMCOR Group Inc.(a)	431,279	10,191,123
Granite Construction Inc.	103,443	3,742,568
Insituform Technologies Inc. Class A(a)	184,324	2,727,995
Perini Corp.(a)	41,862	1,733,924

		24,091,162
ENTERTAINMENT—0.51%
Bluegreen Corp.(a)	143,079	1,028,738
Carmike Cinemas Inc.	85,033	617,340
Churchill Downs Inc.	63,860	3,446,524
Cinemark Holdings Inc.	102,197	1,737,349
Great Wolf Resorts Inc.(a)	207,375	2,034,349
Isle of Capri Casinos Inc.(a)	97,638	1,344,475
Lakes Entertainment Inc.(a)	58,392	404,657
Magna Entertainment Corp. Class A(a)(b)	271,508	263,363
Pinnacle Entertainment Inc.(a)	186,311	4,389,487
Six Flags Inc.(a)(b)	475,757	965,787

Speedway Motorsports Inc.	94,094	2,924,442
Steinway Musical Instruments Inc.	54,179	1,493,715

		20,650,226
ENVIRONMENTAL CONTROL—0.77%
American Ecology Corp.	8,063	189,319
Calgon Carbon Corp.(a)(b)	271,561	4,315,104
Casella Waste Systems Inc. Class A(a)	153,716	2,004,457
EnergySolutions Inc.(a)	96,147	2,595,008
Metal Management Inc.	159,591	7,266,178
Mine Safety Appliances Co.	118,590	6,151,263
Tetra Tech Inc.(a)	158,195	3,401,193
Waste Connections Inc.(a)	132,249	4,086,494
Waste Services Inc.(a)	131,902	1,130,400

		31,139,416
FOOD—2.43%
Benihana Inc.(a)	8,591	109,535
Cal-Maine Foods Inc.(b)	79,350	2,105,156
Chiquita Brands International Inc.(a)	286,836	5,274,914
Flowers Foods Inc.	300,149	7,026,488
Fresh Del Monte Produce Inc.(a)	207,199	6,957,742
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	105,791	3,314,432
Hain Celestial Group Inc.(a)	268,417	8,589,344
Imperial Sugar Co.(b)	79,625	1,494,561
Ingles Markets Inc. Class A	12,265	311,408
J&J Snack Foods Corp.	30,752	961,923
Lance Inc.	150,573	3,074,701
Nash Finch Co.	49,799	1,756,909
Performance Food Group Co.(a)	238,694	6,413,708
Pilgrim’s Pride Corp.	273,289	7,911,717
Ralcorp Holdings Inc.(a)	129,045	7,844,646
Ruddick Corp.	277,931	9,635,868
Sanderson Farms Inc.	44,676	1,509,155
Seaboard Corp.(b)	2,238	3,289,860
Spartan Stores Inc.	94,523	2,159,851
Tootsie Roll Industries Inc.	184,812	5,067,545
TreeHouse Foods Inc.(a)	210,814	4,846,614
Village Super Market Inc. Class A	20,719	1,054,390
Weis Markets Inc.	83,886	3,350,407
Winn-Dixie Stores Inc.(a)(b)	218,779	3,690,802

		97,751,676
FOREST PRODUCTS & PAPER—1.03%
AbitibiBowater Inc.(b)	365,154	7,525,824
Buckeye Technologies Inc.(a)	256,750	3,209,375
Mercer International Inc.(a)	215,566	1,687,882
Neenah Paper Inc.	31,206	909,655
P.H. Glatfelter Co.	304,230	4,657,761
Potlatch Corp.	263,851	11,725,538
Rock-Tenn Co. Class A	233,086	5,922,715
Schweitzer-Mauduit International Inc.	106,128	2,749,776
Wausau Paper Corp.	300,394	2,700,542
Xerium Technologies Inc.	71,411	371,337

		41,460,405
GAS—1.94%
EnergySouth Inc.	34,726	2,014,108
Laclede Group Inc. (The)	145,944	4,997,123
New Jersey Resources Corp.	189,325	9,470,037
Nicor Inc.	304,446	12,893,288
Northwest Natural Gas Co.	182,530	8,881,910
Piedmont Natural Gas Co.	504,413	13,195,444

South Jersey Industries Inc.	199,350	7,194,542
Southwest Gas Corp.	285,180	8,489,809
WGL Holdings Inc.	332,847	10,904,068

		78,040,329
HAND & MACHINE TOOLS—0.24%
Regal Beloit Corp.	216,134	9,715,223

		9,715,223
HEALTH CARE - PRODUCTS—1.29%
AngioDynamics Inc.(a)	77,928	1,483,749
Cantel Medical Corp.(a)	78,038	1,137,794
CONMED Corp.(a)	191,139	4,417,222
Datascope Corp.	86,846	3,161,194
Haemonetics Corp.(a)	13,165	829,658
Hansen Medical Inc.(a)(b)	12,390	370,957
ICU Medical Inc.(a)	28,605	1,030,066
Insulet Corp.(a)	10,258	240,858
Invacare Corp.	194,449	4,900,115
Inverness Medical Innovations Inc.(a)	274,537	15,423,489
Kensey Nash Corp.(a)	20,842	623,593
Masimo Corp.(a)	11,388	449,257
Medical Action Industries Inc.(a)	14,936	311,416
Merit Medical Systems Inc.(a)	159,883	2,222,374
Orthofix International NV(a)	46,166	2,676,243
Steris Corp.	237,764	6,857,114
Symmetry Medical Inc.(a)	216,787	3,778,597
TomoTherapy Inc.(a)	9,877	193,194
TranS1 Inc.(a)	8,428	138,809
Vital Images Inc.(a)	6,260	113,118
Vital Sign Inc.	6,543	334,478
Wright Medical Group Inc.(a)	12,814	373,784
Zoll Medical Corp.(a)	34,160	912,755

		51,979,834
HEALTH CARE - SERVICES—1.94%
Alliance Imaging Inc.(a)	69,352	667,166
Amedisys Inc.(a)	10,442	506,646
American Dental Partners Inc.(a)	5,041	50,561
AMERIGROUP Corp.(a)	356,773	13,004,376
AmSurg Corp.(a)	206,428	5,585,942
Apria Healthcare Group Inc.(a)	173,702	3,746,752
Assisted Living Concepts Inc.(a)	289,690	2,172,675
athenahealth Inc.(a)	14,893	536,148
Capital Senior Living Corp.(a)	116,431	1,156,160
Centene Corp.(a)	89,599	2,458,597
Emeritus Corp.(a)	38,280	962,742
Ensign Group Inc. (The)	14,492	208,685
Genoptix Inc.(a)	7,227	221,869
Gentiva Health Services Inc.(a)	128,934	2,454,903
HealthSouth Corp.(a)(b)	532,388	11,180,148
Kindred Healthcare Inc.(a)	194,047	4,847,294
Magellan Health Services Inc.(a)	222,394	10,370,232
Matria Healthcare Inc.(a)	28,206	670,457
MedCath Corp.(a)	47,289	1,161,418
Molina Healthcare Inc.(a)	92,299	3,571,971
National Healthcare Corp.	17,215	890,016
Odyssey Healthcare Inc.(a)	211,884	2,343,437
RehabCare Group Inc.(a)	118,059	2,663,411
Res-Care Inc.(a)	164,599	4,141,311
Skilled Healthcare Group Inc. Class A(a)	70,471	1,030,991
Sunrise Senior Living Inc.(a)	44,726	1,372,194
Virtual Radiologic Corp.(a)	9,596	194,607

		78,170,709

HOLDING COMPANIES - DIVERSIFIED—0.43%
Aldabra Acquisition Corp.(a)(b)	167,078	1,627,340
Alternative Asset Management Acquisition Corp.(a)(b)	167,148	1,529,404
Energy Infrastructure Acquisition Corp.(a)(b)	150,888	1,530,004
Heckmann Corp.(a)	216,415	1,590,650
Hicks Acquisition Co. I Inc.(a)	222,374	2,043,617
Information Services Group Inc.(a)(b)	130,832	896,199
Marathon Acquisition Corp.(a)(b)	255,982	1,991,540
NRDC Acquisition Corp.(a)	166,781	1,529,382
NTR Acquisition Co.(a)(b)	166,378	1,580,591
Resource America Inc. Class A	89,138	1,307,654
Triplecrown Acquisition Corp.(a)	193,449	1,768,124

		17,394,505
HOME BUILDERS—0.39%
AMREP Corp.(b)	7,572	231,325
Beazer Homes USA Inc.(b)	264,366	1,964,239
Brookfield Homes Corp.(b)	76,537	1,209,285
Champion Enterprises Inc.(a)(b)	80,718	760,364
Hovnanian Enterprises Inc. Class A(a)(b)	253,366	1,816,634
M/I Homes Inc.	81,594	856,737
Meritage Homes Corp.(a)(b)	177,219	2,582,081
Monaco Coach Corp.	202,451	1,797,765
Palm Harbor Homes Inc.(a)(b)	65,916	695,414
Skyline Corp.	46,115	1,353,475
Standard-Pacific Corp.(b)	437,695	1,466,278
WCI Communities Inc.(a)(b)	208,105	786,637
Winnebago Industries Inc.	14,857	312,294

		15,832,528
HOME FURNISHINGS—0.43%
American Woodmark Corp.	73,678	1,339,466
Audiovox Corp. Class A(a)	113,722	1,410,153
Ethan Allen Interiors Inc.	162,733	4,637,891
Furniture Brands International Inc.	326,691	3,286,511
Hooker Furniture Corp.	75,018	1,507,862
Kimball International Inc. Class B	86,459	1,184,488
La-Z-Boy Inc.(b)	347,139	2,752,812
Sealy Corp.(b)	92,987	1,040,525

		17,159,708
HOUSEHOLD PRODUCTS & WARES—1.04%
ACCO Brands Corp.(a)	269,098	4,316,332
American Greetings Corp. Class A	374,705	7,606,512
Blyth Inc.	148,935	3,267,634
Central Garden & Pet Co. Class A(a)	471,936	2,529,577
CSS Industries Inc.	53,009	1,945,430
Ennis Inc.	172,881	3,111,858
Helen of Troy Ltd.(a)	204,703	3,508,609
Prestige Brands Holdings Inc.(a)	229,051	1,713,301
Russ Berrie and Co. Inc.(a)	112,465	1,839,927
Spectrum Brands Inc.(a)(b)	264,528	1,409,934
Standard Register Co. (The)	93,203	1,086,747
Tupperware Brands Corp.	209,708	6,926,655
WD-40 Co.	71,905	2,730,233

		41,992,749
HOUSEWARES—0.09%
Libbey Inc.	91,154	1,443,879
Lifetime Brands Inc.(b)	55,383	718,871

National Presto Industries Inc.	30,079	1,583,960

		3,746,710
INSURANCE—7.16%
Alfa Corp.	221,425	4,798,280
American Equity Investment Life Holding Co.	384,100	3,184,189
American Physicians Capital Inc.	61,194	2,537,103
Amerisafe Inc.(a)	127,097	1,971,274
AmTrust Financial Services Inc.	41,310	568,839
Argo Group International Holdings Ltd.(a)	198,491	8,362,426
Aspen Insurance Holdings Ltd.	595,971	17,187,804
Assured Guaranty Ltd.	541,397	14,368,676
Baldwin & Lyons Inc. Class B	55,066	1,512,112
CastlePoint Holdings Ltd.	53,289	639,468
Citizens Inc.(a)(b)	230,254	1,273,305
CNA Surety Corp.(a)	111,753	2,211,592
Commerce Group Inc.	330,521	11,892,146
Crawford & Co. Class B(a)	171,699	712,551
Darwin Professional Underwriters Inc.(a)	17,502	423,023
Delphi Financial Group Inc. Class A	293,691	10,361,418
Donegal Group Inc. Class A	89,803	1,541,918
EMC Insurance Group Inc.	40,519	959,085
Employers Holdings Inc.	335,234	5,601,760
FBL Financial Group Inc. Class A	97,221	3,357,041
First Acceptance Corp.(a)	115,761	488,511
First Mercury Financial Corp.(a)	37,621	917,952
Flagstone Reinsurance Holdings Ltd	93,127	1,294,465
FPIC Insurance Group Inc.(a)	61,633	2,648,986
Greenlight Capital Re Ltd.(a)(b)	64,540	1,341,787
Hallmark Financial Services Inc.(a)	30,788	488,298
Harleysville Group Inc.	99,818	3,531,561
Hilb Rogal & Hobbs Co.	232,779	9,443,844
Horace Mann Educators Corp.	291,835	5,527,355
Independence Holding Co.	42,907	542,774
Infinity Property and Casualty Corp.	110,527	3,993,341
IPC Holdings Ltd.	408,844	11,803,326
Kansas City Life Insurance Co.	31,430	1,370,034
LandAmerica Financial Group Inc.	105,194	3,518,739
Max Capital Group Ltd.	407,770	11,413,482
Meadowbrook Insurance Group Inc.(a)	216,700	2,039,147
Midland Co. (The)	66,621	4,309,712
Montpelier Re Holdings Ltd.	695,485	11,830,200
National Interstate Corp.	26,577	879,699
National Western Life Insurance Co. Class A	15,240	3,160,319
Navigators Group Inc. (The)(a)	88,665	5,763,225
NYMAGIC Inc.	39,344	910,027
Odyssey Re Holdings Corp.	191,360	7,024,826
Phoenix Companies Inc. (The)	771,687	9,159,925
Platinum Underwriters Holdings Ltd.	404,717	14,391,737
PMA Capital Corp. Class A(a)	220,662	1,813,842
Presidential Life Corp.	145,953	2,555,637
Primus Guaranty Ltd.(a)(b)	245,350	1,719,904
ProAssurance Corp.(a)(b)	225,401	12,379,023
RAM Holdings Ltd.(a)	123,582	610,495
RLI Corp.	142,467	8,090,701
Safety Insurance Group Inc.	109,632	4,014,724
Scottish Re Group Ltd.(a)	459,468	333,114
SeaBright Insurance Holdings Inc.(a)	140,601	2,120,263
Security Capital Assurance Ltd.(b)	160,308	623,598
Selective Insurance Group Inc.	371,060	8,530,669
State Auto Financial Corp.	97,522	2,564,829
Stewart Information Services Corp.	116,217	3,032,102
Triad Guaranty Inc.(a)(b)	77,494	759,441

United America Indemnity Ltd. Class A(a)	166,664	3,319,947
United Fire & Casualty Co.	147,977	4,304,651
Universal American Corp.(a)	253,143	6,477,929
Validus Holdings Ltd.(a)	95,082	2,470,230
Zenith National Insurance Corp.	250,494	11,204,597

		288,182,978
INTERNET—1.85%
Ariba Inc.(a)	529,513	5,904,070
AsiaInfo Holdings Inc.(a)	214,055	2,354,605
Avocent Corp.(a)	341,327	7,956,332
CMGI Inc.(a)	329,180	4,308,966
comScore Inc.(a)	12,250	399,718
Constant Contact Inc.(a)	14,670	315,405
Dice Holdings Inc.(a)	42,547	339,951
EarthLink Inc.(a)(b)	833,188	5,890,639
FTD Group Inc.	129,497	1,667,921
Harris Interactive Inc.(a)	158,697	676,049
HSW International Inc.(a)(b)	38,838	241,961
i2 Technologies Inc.(a)(b)	104,449	1,316,057
InfoSpace Inc.	108,422	2,038,334
Internet Brands Inc. Class A(a)	12,201	85,773
Internet Capital Group Inc.(a)	261,166	3,066,089
Interwoven Inc.(a)	55,082	783,266
iPass Inc.(a)	161,652	656,307
Keynote Systems Inc.(a)	106,269	1,493,079
Lionbridge Technologies Inc.(a)	61,041	216,696
MercadoLibre Inc.(a)	32,620	2,409,966
Openwave Systems Inc.	560,397	1,457,032
Orbitz Worldwide Inc.(a)	87,978	747,813
RealNetworks Inc.(a)	649,885	3,957,800
S1 Corp.(a)	348,834	2,546,488
Safeguard Scientifics Inc.(a)	818,945	1,474,101
Secure Computing Corp.(a)	291,874	2,801,990
SonicWALL Inc.(a)	324,417	3,477,750
TechTarget Inc.(a)	15,711	232,209
TIBCO Software Inc.(a)	1,288,681	10,399,656
United Online Inc.	325,110	3,842,800
Vignette Corp.(a)	82,999	1,212,615

		74,271,438
INVESTMENT COMPANIES—1.13%
Apollo Investment Corp.	806,662	13,753,587
Ares Capital Corp.	469,462	6,868,229
BlackRock Kelso Capital Corp.(b)	47,712	729,039
Capital Southwest Corp.	20,556	2,433,830
Gladstone Capital Corp.(b)	108,260	1,840,420
Hercules Technology Growth Capital Inc.	218,758	2,716,974
Kayne Anderson Energy Development Co.	67,478	1,545,921
Kohlberg Capital Corp.	96,542	1,158,504
MCG Capital Corp.	422,173	4,892,985
MVC Capital Inc.(b)	163,957	2,646,266
NGP Capital Resources Co.	118,029	1,844,793
Patriots Capital Funding Inc.	139,403	1,406,576
PennantPark Investment Corp.	37,856	379,317
Prospect Energy Corp.(b)	158,996	2,074,898
TICC Capital Corp.	144,533	1,334,040

		45,625,379
IRON & STEEL—0.45%
Claymont Steel Holdings Inc.(a)	58,950	1,376,483
Esmark Inc.(a)	81,819	1,156,102
Gibraltar Industries Inc.	169,008	2,606,103

Olympic Steel Inc.	59,111	1,874,410
Schnitzer Steel Industries Inc. Class A	147,947	10,227,576
Universal Stainless & Alloy Products Inc.(a)	20,760	738,433

		17,979,107
LEISURE TIME—0.34%
Ambassadors International Inc.(b)	37,683	549,418
Arctic Cat Inc.	81,409	972,023
Callaway Golf Co.	448,409	7,815,769
Marine Products Corp.	67,473	472,986
Multimedia Games Inc.(a)(b)	155,678	1,298,355
Nautilus Inc.(b)	133,516	647,553
Polaris Industries Inc.(b)	38,226	1,826,056
Town Sports International Holdings Inc.(a)	7,695	73,564

		13,655,724
LODGING—0.34%
Ameristar Casinos Inc.	97,548	2,686,472
Gaylord Entertainment Co.(a)	157,196	6,361,722
Lodgian Inc.(a)	126,997	1,429,986
Marcus Corp.	92,044	1,422,080
Riviera Holdings Corp.(a)	31,461	968,999
Trump Entertainment Resorts Inc.(a)(b)	210,032	903,138

		13,772,397
MACHINERY—1.50%
Albany International Corp. Class A	198,411	7,361,048
Applied Industrial Technologies Inc.	240,653	6,983,750
Briggs & Stratton Corp.	334,564	7,581,220
Cascade Corp.	64,577	3,000,247
Chart Industries Inc.(a)	32,610	1,007,649
Cognex Corp.	62,357	1,256,494
Columbus McKinnon Corp.(a)	56,438	1,841,008
Gehl Corp.(a)	70,873	1,136,803
Gerber Scientific Inc.(a)	156,244	1,687,435
Hardinge Inc.	75,097	1,260,128
Kadant Inc.(a)	88,800	2,634,696
Lindsay Corp.	48,121	3,401,673
NACCO Industries Inc.	39,324	3,920,210
Nordson Corp.	54,625	3,166,065
Park-Ohio Holdings Corp.(a)	54,195	1,360,295
Robbins & Myers Inc.	95,132	7,194,833
Sauer-Danfoss Inc.	33,369	835,893
Tecumseh Products Co. Class A(a)	104,524	2,446,907
Tennant Co.	55,064	2,438,785

		60,515,139
MANUFACTURING—1.75%
A.O. Smith Corp.	139,007	4,872,195
Actuant Corp. Class A	45,838	1,558,950
Acuity Brands Inc.	84,526	3,803,670
Ameron International Corp.	56,448	5,201,683
AptarGroup Inc.	431,057	17,634,542
Barnes Group Inc.	28,228	942,533
Blount International Inc.(a)	257,163	3,165,677
Ceradyne Inc.(a)	53,655	2,518,029
CLARCOR Inc.	174,268	6,616,956
EnPro Industries Inc.(a)	144,978	4,443,576
Federal Signal Corp.	323,910	3,634,270
FreightCar America Inc.(b)	77,682	2,718,870
Griffon Corp.(a)(b)	201,538	2,509,148
Koppers Holdings Inc.	53,685	2,321,339
Lancaster Colony Corp.	13,536	537,379

Polypore International Inc.(a)	62,502	1,093,785
Reddy Ice Holdings Inc.	80,382	2,034,468
Standex International Corp.	84,047	1,466,620
Tredegar Corp.	201,717	3,243,609

		70,317,299
MEDIA—1.63%
Belo Corp.	572,543	9,985,150
Charter Communications Inc. Class A(a)(b)	2,761,315	3,230,739
Citadel Broadcasting Corp.	780,698	1,608,238
CKX Inc.(a)	21,115	253,380
Courier Corp.	19,079	629,798
Cox Radio Inc. Class A(a)	224,695	2,730,044
Crown Media Holdings Inc. Class A(a)(b)	48,871	317,662
Cumulus Media Inc. Class A(a)	103,161	829,414
DG FastChannel Inc.(a)	100,769	2,583,717
Dolan Media Co.(a)	33,981	991,226
Emmis Communications Corp.(a)	204,283	786,490
Entercom Communications Corp.	221,166	3,027,763
Entravision Communications Corp.(a)	253,363	1,983,832
Fisher Communications Inc.(a)	42,134	1,599,407
GateHouse Media Inc.(b)	150,728	1,323,392
Gemstar-TV Guide International Inc.(a)	143,399	682,579
Gray Television Inc.	282,890	2,268,778
Journal Communications Inc. Class A	295,259	2,639,615
Lee Enterprises Inc.	311,146	4,558,289
Lin TV Corp. Class A(a)	184,254	2,242,371
LodgeNet Entertainment Corp.(a)	44,361	773,656
Media General Inc. Class A	149,378	3,174,283
Mediacom Communications Corp.(a)(b)	366,904	1,684,089
Nexstar Broadcasting Group Inc. Class A(a)	51,875	474,138
Playboy Enterprises Inc. Class B(a)	149,148	1,360,230
PRIMEDIA Inc.	297,914	2,532,269
Radio One Inc. Class D(a)	518,154	1,228,025
Salem Communications Corp. Class A	62,236	410,135
Scholastic Corp.(a)	207,895	7,253,457
Sinclair Broadcast Group Inc. Class A	175,553	1,441,290
Spanish Broadcasting System Inc. Class A(a)	130,940	242,239
Sun-Times Media Group Inc. Class A(a)(c)	197,488	434,474
Westwood One Inc.	55,522	110,489

		65,390,658
METAL FABRICATE & HARDWARE—1.34%
A.M. Castle & Co.	61,694	1,677,460
Ampco-Pittsburgh Corp.	44,823	1,709,101
CIRCOR International Inc.	110,568	5,125,932
Kaydon Corp.	34,058	1,857,523
L.B. Foster Co. Class A(a)	6,435	332,883
Ladish Co. Inc.(a)	60,485	2,612,347
Lawson Products Inc.	28,410	1,077,307
Mueller Industries Inc.	250,613	7,265,271
Mueller Water Products Inc. Class A(b)	776,361	7,390,957
Northwest Pipe Co.(a)	60,375	2,363,078
Quanex Corp.	250,836	13,018,388
TriMas Corp.(a)	95,085	1,006,950
Worthington Industries Inc.	467,315	8,355,592

		53,792,789
MINING—1.01%
AMCOL International Corp.	120,828	4,353,433
Century Aluminum Co.(a)	89,495	4,827,360
Coeur d’Alene Mines Corp.(a)(b)	1,505,679	7,438,054
Compass Minerals International Inc.	217,555	8,919,755

Horsehead Holding Corp.(a)	18,467	313,385
Royal Gold Inc.	108,989	3,326,344
Stillwater Mining Co.(a)	265,582	2,565,522
Uranium Resources Inc.(a)	186,890	2,332,387
USEC Inc.(a)(b)	725,915	6,533,235

		40,609,475
OFFICE & BUSINESS EQUIPMENT—0.22%
IKON Office Solutions Inc.(b)	689,610	8,978,722

		8,978,722
OFFICE FURNISHINGS—0.00%
CompX International Inc.	8,365	122,296

		122,296
OIL & GAS—3.35%
Approach Resources Inc.(a)	11,032	141,872
Berry Petroleum Co. Class A	160,642	7,140,537
Bill Barrett Corp.(a)(b)	43,603	1,825,658
Bois d’Arc Energy Inc.(a)	16,606	329,629
Brigham Exploration Co.(a)	308,277	2,318,243
Bronco Drilling Co. Inc.(a)	175,832	2,611,105
Callon Petroleum Co.(a)	140,224	2,306,685
Clayton Williams Energy Inc.(a)	37,428	1,166,256
Comstock Resources Inc.(a)	78,022	2,652,748
Concho Resources Inc.(a)	29,408	606,099
CVR Energy Inc.(a)	25,441	634,499
Delek US Holdings Inc.	34,600	699,958
Edge Petroleum Corp.(a)(b)	192,563	1,141,899
Encore Acquisition Co.(a)	359,223	11,987,272
Energy Partners Ltd.(a)	190,939	2,254,990
EXCO Resources Inc.(a)	416,495	6,447,343
GeoMet Inc.(a)	123,098	640,110
Grey Wolf Inc.(a)	1,150,362	6,131,429
Harvest Natural Resources Inc.(a)	235,719	2,946,488
Mariner Energy Inc.(a)	273,736	6,263,080
McMoRan Exploration Co.(a)(b)	146,638	1,919,491
Meridian Resource Corp. (The)(a)	602,147	1,089,886
Oilsands Quest Inc.(a)(b)	942,160	3,844,013
Parker Drilling Co.(a)	153,064	1,155,633
Penn Virginia Corp.	151,063	6,590,879
PetroCorp Inc. Escrow(c)	19,086	2
Petrohawk Energy Corp.(a)	555,100	9,608,781
Petroleum Development Corp.(a)	86,711	5,127,221
Pioneer Drilling Co.(a)	335,332	3,983,744
Rex Energy Corp.(a)	33,413	398,617
Rosetta Resources Inc.(a)	157,811	3,129,392
Stone Energy Corp.(a)	189,596	8,893,948
SulphCo Inc.(a)(b)	111,008	579,462
Swift Energy Co.(a)	202,228	8,904,099
Toreador Resources Corp.(a)(b)	102,166	714,140
VAALCO Energy Inc.(a)	399,778	1,858,968
Warren Resources Inc.(a)	20,237	285,949
Whiting Petroleum Corp.(a)	284,355	16,395,909

		134,726,034
OIL & GAS SERVICES—1.59%
Allis-Chalmers Energy Inc.(a)	169,731	2,503,532
Basic Energy Services Inc.(a)	74,399	1,633,058
Cal Dive International Inc.(a)	138,330	1,831,494
Dawson Geophysical Co.(a)	4,198	299,989
Exterran Holdings Inc.(a)	407,910	33,367,038
Gulf Island Fabrication Inc.	6,910	219,116

Hornbeck Offshore Services Inc.(a)	155,270	6,979,387
Newpark Resources Inc.(a)	84,545	460,770
Oil States International Inc.(a)	332,960	11,360,595
Superior Offshore International Inc.(a)(b)	25,518	128,100
Superior Well Services Inc.(a)	28,043	595,072
T-3 Energy Services Inc.(a)	2,512	118,089
Trico Marine Services Inc.(a)	80,364	2,975,075
Union Drilling Inc.(a)	93,412	1,473,107

		63,944,422
PACKAGING & CONTAINERS—0.12%
Chesapeake Corp.	135,188	701,626
Silgan Holdings Inc.	77,079	4,003,483

		4,705,109
PHARMACEUTICALS—0.78%
Alpharma Inc. Class A(a)	292,926	5,902,459
Amicus Therapeutics Inc.(a)	4,584	49,278
Animal Health International Inc.(a)	31,850	391,755
Bentley Pharmaceuticals Inc.(a)	61,185	923,282
BioForm Medical Inc.(a)	6,754	46,130
Bionovo Inc.(a)(b)	49,745	85,064
Bradley Pharmaceuticals Inc.(a)	60,480	1,191,456
Emergent BioSolutions Inc.(a)	40,252	203,675
Indevus Pharmaceuticals Inc.(a)	37,345	259,548
Isis Pharmaceuticals Inc.(a)(b)	285,515	4,496,861
Jazz Pharmaceuticals Inc.(a)(b)	3,567	52,435
MannKind Corp.(a)(b)	356,628	2,838,759
MAP Pharmaceuticals Inc.(a)	3,610	63,211
Nabi Biopharmaceuticals(a)	235,345	849,595
Neurocrine Biosciences Inc.(a)	120,806	548,459
Par Pharmaceutical Companies Inc.(a)	23,646	567,504
Perrigo Co.	246,376	8,625,624
PharMerica Corp.(a)	133,550	1,853,674
Rigel Pharmaceuticals Inc.(a)	27,393	695,508
Salix Pharmaceuticals Ltd.(a)(b)	35,439	279,259
Sciele Pharma Inc.(a)(b)	36,835	753,276
Sirtris Pharmaceuticals Inc.(a)(b)	3,541	48,476
Sucampo Pharmaceuticals Inc.(a)	4,095	75,102
Tiens Biotech Group (USA) Inc.(a)	20,859	48,810
ViroPharma Inc.(a)	54,224	430,539

		31,279,739
REAL ESTATE—0.25%
Avatar Holdings Inc.(a)(b)	38,611	1,614,712
HFF Inc. Class A(a)	111,827	865,541
Hilltop Holdings Inc.(a)	320,503	3,499,893
Meruelo Maddux Properties Inc.(a)(b)	308,310	1,233,240
Resource Capital Corp.	148,558	1,383,075
Stratus Properties Inc.(a)	33,424	1,134,411
Tarragon Corp.(a)(b)	94,558	141,837

		9,872,709
REAL ESTATE INVESTMENT TRUSTS—7.99%
Agree Realty Corp.	51,427	1,547,953
Alesco Financial Inc.(b)	412,116	1,351,740
Alexandria Real Estate Equities Inc.	107,570	10,936,642
American Campus Communities Inc.	183,015	4,913,953
American Financial Realty Trust	880,161	7,058,891
Anthracite Capital Inc.	433,267	3,136,853
Anworth Mortgage Asset Corp.	369,843	3,054,903
Arbor Realty Trust Inc.	91,589	1,475,499
Ashford Hospitality Trust Inc.	715,674	5,145,696

BioMed Realty Trust Inc.	442,630	10,255,737
BRT Realty Trust	47,331	724,164
Capital Trust Inc. Class A(b)	92,208	2,826,175
CapLease Inc.(b)	293,991	2,475,404
CBRE Realty Finance Inc.	197,507	1,054,687
Cedar Shopping Centers Inc.	298,594	3,054,617
Chimera Investment Corp.	167,168	2,988,964
Corporate Office Properties Trust	237,591	7,484,117
Crystal River Capital Inc.(b)	168,955	2,439,710
DCT Industrial Trust Inc.	1,138,873	10,602,908
Deerfield Capital Corp.	349,506	2,796,048
DiamondRock Hospitality Co.	639,317	9,576,969
DuPont Fabros Technology Inc.	142,584	2,794,646
EastGroup Properties Inc.	30,197	1,263,744
Education Realty Trust Inc.	189,132	2,125,844
Entertainment Properties Trust	189,948	8,927,556
Equity One Inc.(b)	245,869	5,662,363
Extra Space Storage Inc.	434,951	6,215,450
First Industrial Realty Trust Inc.	119,907	4,148,782
First Potomac Realty Trust	163,612	2,828,851
Franklin Street Properties Corp.	402,100	5,951,080
GMH Communities Trust	212,308	1,171,940
Gramercy Capital Corp.(b)	168,187	4,088,626
Healthcare Realty Trust Inc.	342,794	8,703,540
Hersha Hospitality Trust	275,514	2,617,383
Highwoods Properties Inc.	112,606	3,308,364
Home Properties Inc.	51,439	2,307,039
Impac Mortgage Holdings Inc.(b)	511,342	286,352
Inland Real Estate Corp.	320,288	4,535,278
Investors Real Estate Trust	360,268	3,231,604
JER Investors Trust Inc.(b)	84,619	911,347
Kite Realty Group Trust	132,250	2,019,458
LaSalle Hotel Properties	271,251	8,652,907
Lexington Realty Trust	447,039	6,499,947
LTC Properties Inc.	159,864	4,004,593
Luminent Mortgage Capital Inc.(b)	291,879	227,666
Maguire Properties Inc.	144,018	4,244,210
Medical Properties Trust Inc.	335,009	3,413,742
MFA Mortgage Investments Inc.	824,654	7,628,050
Mission West Properties Inc.	132,968	1,264,526
National Health Investors Inc.	146,783	4,095,246
National Retail Properties Inc.	483,649	11,307,714
Nationwide Health Properties Inc.	67,560	2,119,357
Newcastle Investment Corp.(b)	280,608	3,636,680
NorthStar Realty Finance Corp.(b)	414,511	3,697,438
NovaStar Financial Inc.(a)(b)	63,457	183,391
Parkway Properties Inc.	107,349	3,969,766
Pennsylvania Real Estate Investment Trust	217,121	6,444,151
Post Properties Inc.	245,579	8,624,734
Quadra Realty Trust Inc.	68,387	549,831
RAIT Financial Trust(b)	427,753	3,687,231
Ramco-Gershenson Properties Trust	44,839	958,209
Realty Income Corp.	683,117	18,457,821
Redwood Trust Inc.(b)	167,739	5,743,383
Senior Housing Properties Trust	599,316	13,592,487
Sovran Self Storage Inc.	146,326	5,867,673
Strategic Hotels & Resorts Inc.	502,912	8,413,718
Sunstone Hotel Investors Inc.	415,291	7,595,672
Universal Health Realty Income Trust	53,529	1,897,068
Urstadt Biddle Properties Inc. Class A	141,490	2,193,095
U-Store-It Trust	313,057	2,867,602
Winthrop Realty Trust Inc.	342,044	1,809,413

		321,648,198

RETAIL—4.00%
A.C. Moore Arts & Crafts Inc.(a)	20,939	287,911
AFC Enterprises Inc.(a)	75,832	858,418
Asbury Automotive Group Inc.	173,128	2,605,576
Blockbuster Inc. Class A(a)(b)	1,297,516	5,060,312
Bob Evans Farms Inc.	231,634	6,237,904
Bon-Ton Stores Inc. (The)(b)	47,079	446,780
Books-A-Million Inc.	100,518	1,198,175
Borders Group Inc.	395,729	4,214,514
Brown Shoe Co. Inc.	158,818	2,409,269
Cabela’s Inc. Class A(a)(b)	228,268	3,439,999
Cache Inc.(a)	23,008	214,895
Casey’s General Store Inc.	341,668	10,116,789
Cash America International Inc.	10,537	340,345
Casual Male Retail Group Inc.(a)	20,825	107,874
Cato Corp. Class A	150,034	2,349,532
CBRL Group Inc.	65,968	2,136,704
CEC Entertainment Inc.(a)	94,573	2,455,115
Charming Shoppes Inc.(a)	826,243	4,469,975
Collective Brands Inc.(a)(b)	243,933	4,241,995
Conn’s Inc.(a)(b)	77,369	1,323,784
CSK Auto Corp.(a)	279,352	1,399,554
Domino’s Pizza Inc.	296,036	3,916,556
Dress Barn Inc.(a)	72,533	907,388
Eddie Bauer Holdings Inc.(a)	205,688	1,306,119
FGX International Holdings Ltd.(a)	36,632	434,089
Finish Line Inc. (The) Class A	288,480	698,122
Fred’s Inc.	270,762	2,607,438
Gander Mountain Co.(a)(b)	15,100	74,443
Genesco Inc.(a)	25,675	970,515
Group 1 Automotive Inc.	153,906	3,655,268
Haverty Furniture Companies Inc.	134,081	1,205,388
hhgregg Inc.(a)	45,739	629,369
Hot Topic Inc.(a)	147,170	856,529
IHOP Corp.(b)	66,805	2,443,727
Insight Enterprises Inc.(a)	326,633	5,957,786
Jack in the Box Inc.(a)	192,498	4,960,673
Jamba Inc.(a)(b)	351,101	1,299,074
Jo-Ann Stores Inc.(a)	152,724	1,997,630
Kenneth Cole Productions Inc. Class A	67,353	1,178,004
Landry’s Restaurants Inc.	84,583	1,666,285
Lithia Motors Inc. Class A	107,297	1,473,188
Longs Drug Stores Corp.	12,209	573,823
lululemon athletica inc.(a)(b)	37,157	1,760,127
MarineMax Inc.(a)(b)	110,609	1,714,440
McCormick & Schmick’s Seafood Restaurants Inc.(a)	6,591	78,631
Morton’s Restaurant Group Inc.(a)	42,865	399,930
Movado Group Inc.	116,270	2,940,468
99 Cents Only Stores(a)	140,240	1,116,310
Nu Skin Enterprises Inc. Class A	114,340	1,878,606
O’Charley’s Inc.	150,022	2,247,330
Pacific Sunwear of California Inc.(a)	87,812	1,239,027
Pantry Inc. (The)(a)	92,483	2,416,581
Papa John’s International Inc.(a)	55,361	1,256,695
PC Connection Inc.(a)	48,951	555,594
Pep Boys - Manny, Moe & Jack (The)	221,300	2,540,524
Pier 1 Imports Inc.(a)	596,673	3,120,600
PriceSmart Inc.	61,564	1,850,614
Regis Corp.	299,673	8,378,857
Ruby Tuesday Inc.	71,399	696,140
Rush Enterprises Inc. Class A(a)	224,278	4,077,374

School Specialty Inc.(a)(b)	115,308	3,983,891
Shoe Carnival Inc.(a)	42,020	592,902
Sonic Automotive Inc.	209,432	4,054,604
Stage Stores Inc.	293,298	4,340,810
Steak n Shake Co. (The)(a)	192,348	2,096,593
Stein Mart Inc.	157,143	744,858
Syms Corp.	46,190	697,469
Systemax Inc.(b)	29,549	600,436
Talbots Inc. (The)(b)	156,724	1,852,478
Tuesday Morning Corp.	203,130	1,029,869
Ulta Salon Cosmetics & Fragrance Inc.(a)	37,973	651,237
West Marine Inc.(a)(b)	99,312	891,822
World Fuel Services Corp.	46,030	1,336,251
Zale Corp.(a)(b)	314,735	5,054,644

		160,922,546
SAVINGS & LOANS—2.13%
Abington Bancorp Inc.	55,294	519,764
Anchor BanCorp Wisconsin Inc.	132,288	3,111,414
BankAtlantic Bancorp Inc. Class A	282,904	1,159,906
BankFinancial Corp.	156,614	2,477,633
BankUnited Financial Corp. Class A(b)	215,850	1,489,365
Beneficial Mutual Bancorp. Inc.(a)(b)	224,171	2,178,942
Berkshire Hills Bancorp Inc.	72,347	1,881,022
Brookline Bancorp Inc.	426,048	4,328,648
Clifton Savings Bancorp Inc.	80,657	790,439
Dime Community Bancshares Inc.	166,434	2,125,362
Downey Financial Corp.(b)	142,649	4,437,810
First Financial Holdings Inc.	80,644	2,211,258
First Niagara Financial Group Inc.	685,580	8,254,383
First Place Financial Corp.	117,845	1,648,652
FirstFed Financial Corp.(a)(b)	92,149	3,300,777
Flagstar Bancorp Inc.	300,719	2,096,011
Flushing Financial Corp.	142,687	2,290,126
Franklin Bank Corp.(a)	171,327	738,419
Investors Bancorp Inc.(a)	344,925	4,877,240
Kearny Financial Corp.	144,836	1,724,997
KNBT Bancorp Inc.	186,401	2,874,303
NASB Financial Inc.	25,490	672,426
NewAlliance Bancshares Inc.	399,375	4,600,800
Northwest Bancorp Inc.	123,892	3,291,810
Oritani Financial Corp.(a)	45,415	558,605
PFF Bancorp Inc.	152,881	1,840,687
Provident Financial Services Inc.	417,586	6,021,590
Provident New York Bancorp	286,440	3,700,805
Rockville Financial Inc.	60,009	732,110
Roma Financial Corp.	68,579	1,076,005
TierOne Corp.	121,996	2,702,211
United Community Financial Corp.	180,497	996,343
ViewPoint Financial Group	78,609	1,299,407
Wauwatosa Holdings Inc.(a)(b)	61,092	783,199
Westfield Financial Inc.	69,576	674,887
WSFS Financial Corp.	42,483	2,132,647

		85,600,003
SEMICONDUCTORS—2.33%
Actel Corp.(a)	176,040	2,404,706
Applied Micro Circuits Corp.(a)	295,683	2,584,270
Asyst Technologies Inc.(a)	34,806	113,468
ATMI Inc.(a)	31,620	1,019,745
AuthenTec Inc.(a)(b)	18,177	264,112
Axcelis Technologies Inc.(a)	686,838	3,159,455
Brooks Automation Inc.(a)	429,897	5,678,939

Cabot Microelectronics Corp.(a)	30,814	1,106,531
Cavium Networks Inc.(a)	15,413	354,807
Cirrus Logic Inc.(a)	261,555	1,381,010
Cohu Inc.	83,608	1,279,202
Conexant Systems Inc.(a)	2,436,916	2,022,640
Credence Systems Corp.(a)	684,409	1,656,270
DSP Group Inc.(a)	207,520	2,531,744
Emulex Corp.(a)	234,141	3,821,181
Entegris Inc.(a)(b)	673,619	5,813,332
Exar Corp.(a)	155,857	1,242,180
Genesis Microchip Inc.(a)	191,363	1,639,981
IXYS Corp.(a)	73,007	585,516
Kulicke and Soffa Industries Inc.(a)	32,592	223,581
Lattice Semiconductor Corp.(a)	775,577	2,520,625
Mattson Technology Inc.(a)	52,271	447,440
MKS Instruments Inc.(a)	322,999	6,182,201
OmniVision Technologies Inc.(a)	272,030	4,257,270
Pericom Semiconductor Corp.(a)	122,568	2,292,022
Photronics Inc.(a)	282,393	3,521,441
PMC-Sierra Inc.(a)	102,749	671,978
Rubicon Technology Inc.(a)	14,985	355,894
Rudolph Technologies Inc.(a)	95,178	1,077,415
Semitool Inc.(a)(b)	122,272	1,061,321
Semtech Corp.(a)	80,545	1,250,058
Silicon Image Inc.(a)	55,064	248,889
Skyworks Solutions Inc.(a)(b)	935,549	7,952,167
Spansion Inc. Class A(a)	607,977	2,389,350
Standard Microsystems Corp.(a)	101,993	3,984,867
Syntax-Brillian Corp.(a)(b)	27,495	84,685
TriQuint Semiconductor Inc.(a)	939,966	6,231,975
Ultra Clean Holdings Inc.(a)	113,526	1,385,017
Ultratech Inc.(a)	74,999	850,489
Veeco Instruments Inc.(a)(b)	181,906	3,037,830
Zoran Corp.(a)	225,875	5,084,446

		93,770,050
SOFTWARE—1.84%
Avid Technology Inc.(a)	279,310	7,915,645
Blackbaud Inc.	46,867	1,314,151
BladeLogic Inc.(a)	11,876	351,173
Borland Software Corp.(a)(b)	491,388	1,479,078
Bottomline Technologies Inc.(a)	146,470	2,050,580
Computer Programs and Systems Inc.	18,491	420,485
CSG Systems International Inc.(a)(b)	145,338	2,139,375
Deltek Inc.(a)	18,234	277,704
Digi International Inc.(a)	146,097	2,073,116
infoUSA Inc.	145,517	1,299,467
INVESTools Inc.(a)	83,269	1,477,192
JDA Software Group Inc.(a)	120,077	2,456,775
Lawson Software Inc.(a)(b)	834,663	8,546,949
ManTech International Corp. Class A(a)	108,993	4,776,073
MicroStrategy Inc. Class A(a)	9,068	862,367
Monotype Imaging Holdings Inc.(a)	22,604	342,903
MSC Software Corp.(a)	296,509	3,851,652
OpenTV Corp.(a)	235,009	310,212
Packeteer Inc.(a)	39,750	244,860
Parametric Technology Corp.(a)	421,932	7,531,486
PDF Solutions Inc.(a)	74,654	672,633
Pegasystems Inc.	81,154	968,167
PROS Holdings Inc.(a)	16,164	317,138
QAD Inc.	31,071	290,203
Quest Software Inc.(a)	55,721	1,027,495
Schawk Inc.	89,105	1,382,910

SeaChange International Inc.(a)	116,727	843,936
Solera Holdings Inc.(a)	53,403	1,323,326
Sybase Inc.(a)(b)	552,668	14,419,108
SYNNEX Corp.(a)	110,109	2,158,136
Take-Two Interactive Software Inc.(a)(b)	57,941	1,069,011

		74,193,306
STORAGE & WAREHOUSING—0.02%
Mobile Mini Inc.(a)	49,129	910,852

		910,852
TELECOMMUNICATIONS—3.69%
Adaptec Inc.(a)	799,706	2,703,006
ADTRAN Inc.	192,216	4,109,578
Airvana Inc.(a)(b)	24,966	135,565
Alaska Communications Systems Group Inc.	288,615	4,329,225
Anaren Inc.(a)	102,257	1,686,218
Anixter International Inc.(a)	35,280	2,196,886
ARRIS Group Inc.(a)	50,314	502,134
Aruba Networks Inc.(a)(b)	22,445	334,655
Atlantic Tele-Network Inc.	63,654	2,150,232
Black Box Corp.	117,282	4,242,090
Cincinnati Bell Inc.(a)	1,675,400	7,958,150
Consolidated Communications Holdings Inc.	57,996	1,154,120
Ditech Networks Inc.(a)	108,239	375,589
EMS Technologies Inc.(a)	51,451	1,555,878
Extreme Networks Inc.(a)	755,616	2,674,881
FairPoint Communications Inc.	209,756	2,731,023
FiberTower Corp.(a)(b)	696,920	1,588,978
Foundry Networks Inc.(a)	128,006	2,242,665
General Communication Inc. Class A(a)	314,915	2,755,506
GeoEye Inc.(a)	34,794	1,170,818
Global Crossing Ltd.(a)(b)	138,760	3,059,658
Golden Telecom Inc.(a)	61,101	6,168,146
Hungarian Telephone and Cable Corp.(a)	14,274	252,507
Hypercom Corp.(a)	153,362	763,743
ICO Global Communications (Holdings) Ltd.(a)	400,432	1,273,374
IDT Corp. Class B	332,260	2,807,597
Infinera Corp.(a)	45,932	681,631
Iowa Telecommunications Services Inc.	214,268	3,483,998
iPCS Inc.	29,953	1,078,008
Ixia(a)	89,704	850,394
Knology Inc.(a)	85,726	1,095,578
Loral Space & Communications Inc.(a)	77,421	2,651,669
MasTec Inc.(a)	47,011	478,102
MRV Communications Inc.(a)(b)	1,069,381	2,480,964
Neutral Tandem Inc.(a)	25,913	492,865
Newport Corp.(a)(b)	236,226	3,021,331
NextWave Wireless Inc.(a)	200,204	1,077,098
North Pittsburgh Systems Inc.	13,289	301,527
Oplink Communications Inc.(a)	86,390	1,326,086
Optium Corp.(a)	55,297	435,740
PAETEC Holding Corp.(a)	290,405	2,831,449
Plantronics Inc.	325,141	8,453,666
Powerwave Technologies Inc.(a)(b)	880,323	3,547,702
Preformed Line Products Co.(b)	16,767	997,637
Premiere Global Services Inc.(a)	368,037	5,465,349
RCN Corp.(a)	206,472	3,218,898
RF Micro Devices Inc.(a)	694,959	3,968,216
Rural Cellular Corp. Class A(a)	47,504	2,094,451
SAVVIS Inc.(a)(b)	55,812	1,557,713
Shenandoah Telecommunications Co.	144,291	3,460,098
ShoreTel Inc.(a)	24,763	345,939

Starent Networks Corp.(a)(b)	34,894	636,816
SureWest Communications	97,775	1,671,953
Sycamore Networks Inc.(a)	769,663	2,955,506
Symmetricom Inc.(a)	155,745	733,559
Syniverse Holdings Inc.(a)	184,475	2,874,121
Tekelec(a)	411,627	5,145,338
3Com Corp.(a)	2,631,352	11,893,711
Time Warner Telecom Inc. Class A(a)	73,510	1,491,518
USA Mobility Inc.(a)	155,985	2,230,586
UTStarcom Inc.(a)(b)	388,412	1,068,133
Virgin Mobile USA Inc. Class A(a)	106,987	951,114
Vonage Holdings Corp.(a)(b)	231,533	532,526

		148,503,212
TEXTILES—0.23%
G&K Services Inc. Class A	145,400	5,455,408
UniFirst Corp.	96,731	3,675,778

		9,131,186
TOYS, GAMES & HOBBIES—0.31%
JAKKS Pacific Inc.(a)	190,156	4,489,583
LeapFrog Enterprises Inc.(a)	233,062	1,568,507
Marvel Entertainment Inc.(a)	110,214	2,943,816
RC2 Corp.(a)	128,083	3,595,290

		12,597,196
TRANSPORTATION—1.91%
ABX Air Inc.(a)	397,145	1,660,066
Arkansas Best Corp.	152,373	3,343,064
Atlas Air Worldwide Holdings Inc.(a)	90,150	4,887,933
Bristow Group Inc.(a)	136,885	7,754,535
Eagle Bulk Shipping Inc.	230,783	6,127,289
Forward Air Corp.	45,566	1,420,292
Genco Shipping & Trading Ltd.	127,757	6,995,973
General Maritime Corp.	193,394	4,728,483
Genesee & Wyoming Inc. Class A(a)	99,235	2,398,510
Golar LNG Ltd.	183,578	4,060,745
GulfMark Offshore Inc.(a)	154,736	7,240,097
Heartland Express Inc.	262,434	3,721,314
Knightsbridge Tankers Ltd.	6,461	156,033
Marten Transport Ltd.(a)	103,555	1,444,592
Nordic American Tanker Shipping Ltd.(b)	202,517	6,646,608
Old Dominion Freight Line Inc.(a)	13,137	303,596
Pacer International Inc.	160,232	2,339,387
Patriot Transportation Holding Inc.(a)(b)	10,924	1,007,521
PHI Inc.(a)	44,704	1,386,718
Saia Inc.(a)	80,136	1,065,809
TBS International Ltd.(a)	32,819	1,084,996
Ultrapetrol (Bahamas) Ltd.(a)	67,505	1,148,260
Universal Truckload Services Inc.(a)	21,978	421,098
Werner Enterprises Inc.	314,246	5,351,609

		76,694,528
TRUCKING & LEASING—0.23%
AMERCO(a)	67,622	4,441,413
Greenbrier Companies Inc. (The)(b)	108,030	2,404,748
TAL International Group Inc.	98,814	2,249,995
Textainer Group Holdings Ltd.	10,397	151,068

		9,247,224
WATER—0.45%
American States Water Co.	115,271	4,343,411
California Water Service Group	132,223	4,894,895

PICO Holdings Inc.(a)	103,003	3,462,961
SJW Corp.	96,920	3,360,216
Southwest Water Co.(b)	162,727	2,037,342

		18,098,825

TOTAL COMMON STOCKS
(Cost: $4,786,438,430)		4,024,123,074

Security	Shares	Value

SHORT-TERM INVESTMENTS—8.32%

MONEY MARKET FUNDS—8.32%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(d)(e)	44,241,792	44,241,792
BGI Cash Premier Fund LLC
4.90%(d)(e)(f)	290,350,628	290,350,628

		334,592,420

TOTAL SHORT-TERM INVESTMENTS
(Cost: $334,592,420)		334,592,420

TOTAL INVESTMENTS IN SECURITIES—108.31%
(Cost: $5,121,030,850)		4,358,715,494

SHORT POSITIONS(g)—(0.02)%

COMMON STOCKS—(0.02)%
KeyCorp	(34,418)	(807,102)

		(807,102)

TOTAL SHORT POSITIONS
(Proceeds: $807,061)		(807,102)
Other Assets, Less Liabilities—(8.29)%		(333,477,150)

NET ASSETS—100.00%		$4,024,431,242

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.
(g)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.85%

ADVERTISING—0.20%
Clear Channel Outdoor Holdings Inc. Class A(a)	7,167	$198,239
Gaiam Inc.(a)	3,172	94,145
Getty Images Inc.(a)	9,277	269,033
Greenfield Online Inc.(a)	3,893	56,877
Harte-Hanks Inc.	8,996	155,631
Interpublic Group of Companies Inc. (The)(a)(b)	86,418	700,850
inVentiv Health Inc.(a)	5,603	173,469
Lamar Advertising Co.	15,254	733,260
Marchex Inc. Class B	5,044	54,778
Omnicom Group Inc.	60,699	2,885,023
R.H. Donnelley Corp.(a)	12,920	471,322
ValueVision Media Inc. Class A(a)	5,518	34,708

		5,827,335
AEROSPACE & DEFENSE—2.09%
AAR Corp.(a)	6,699	254,763
AeroVironment Inc.(a)	1,247	30,177
Alliant Techsystems Inc.(a)	6,037	686,769
Argon ST Inc.(a)	2,355	43,709
BE Aerospace Inc.(a)	16,820	889,778
Boeing Co. (The)	144,463	12,634,734
Curtiss-Wright Corp.	8,218	412,544
DRS Technologies Inc.	7,483	406,102
Esterline Technologies Corp.(a)	5,330	275,827
GenCorp Inc.(a)	10,127	118,081
General Dynamics Corp.	74,277	6,609,910
Goodrich Corp.	22,935	1,619,440
HEICO Corp.	4,771	259,924
Innovative Solutions and Support Inc.(a)	2,279	22,084
Kaman Corp.	4,392	161,670
L-3 Communications Holdings Inc.	22,930	2,429,204
Lockheed Martin Corp.	64,595	6,799,270
Moog Inc. Class A(a)	7,036	322,319
MTC Technologies Inc.(a)	1,713	40,255
Northrop Grumman Corp.	63,344	4,981,372
Orbital Sciences Corp.(a)	10,691	262,143
Raytheon Co.	81,485	4,946,139
Rockwell Collins Inc.	30,696	2,209,191
Spirit AeroSystems Holdings Inc. Class A(a)	13,009	448,810
Teledyne Technologies Inc.(a)	6,478	345,472
TransDigm Group Inc.(a)	1,703	76,925
Triumph Group Inc.	2,973	244,827
United Technologies Corp.	182,445	13,964,340

		61,495,779
AGRICULTURE—1.85%
Alico Inc.	646	23,579
Alliance One International Inc.(a)	17,208	70,037

Altria Group Inc.	386,012	29,174,787
Andersons Inc. (The)	2,801	125,485
Archer-Daniels-Midland Co.	119,853	5,564,775
Bunge Ltd.	22,148	2,578,249
Cadiz Inc.(a)(b)	2,142	44,982
Carolina Group	19,862	1,694,229
Maui Land & Pineapple Co. Inc.(a)	803	23,375
Monsanto Co.	99,851	11,152,358
Reynolds American Inc.	31,462	2,075,234
Tejon Ranch Co.(a)	1,985	81,087
Universal Corp.	5,060	259,173
UST Inc.	29,396	1,610,901
Vector Group Ltd.(b)	5,577	111,875

		54,590,126
AIRLINES—0.21%
AirTran Holdings Inc.(a)	16,454	117,811
Alaska Air Group Inc.(a)	7,225	180,697
Allegiant Travel Co.(a)	963	30,951
AMR Corp.(a)	44,062	618,190
Continental Airlines Inc. Class B(a)	17,791	395,850
Copa Holdings SA Class A	3,168	119,022
Delta Air Lines Inc.(a)	49,274	733,690
ExpressJet Holdings Inc.(a)	9,757	24,197
JetBlue Airways Corp.(a)(b)	32,140	189,626
Midwest Air Group Inc.(a)	4,438	65,682
Northwest Airlines Corp.(a)	48,040	697,060
Pinnacle Airlines Corp.(a)	3,544	54,046
Republic Airways Holdings Inc.(a)	6,092	119,342
SkyWest Inc.	11,612	311,782
Southwest Airlines Co.	135,631	1,654,698
UAL Corp.(a)	21,218	756,634
US Airways Group Inc.(a)	15,001	220,665

		6,289,943
APPAREL—0.45%
Carter’s Inc.(a)	10,518	203,523
Cherokee Inc.	1,347	43,468
Coach Inc.(a)	68,182	2,085,006
Columbia Sportswear Co.	2,474	109,079
Crocs Inc.(a)	14,553	535,696
Deckers Outdoor Corp.(a)	2,312	358,499
G-III Apparel Group Ltd.(a)	2,354	34,769
Guess? Inc.	9,977	378,029
Gymboree Corp.(a)	5,665	172,556
Hanesbrands Inc.(a)	17,708	481,126
Heelys Inc.(a)(b)	1,147	7,983
Iconix Brand Group Inc.(a)	9,129	179,476
Jones Apparel Group Inc.	16,429	262,700
Kellwood Co.	4,667	77,659
K-Swiss Inc. Class A	4,640	83,984
Liz Claiborne Inc.	19,098	388,644
Maidenform Brands Inc.(a)	4,134	55,933
NexCen Brands Inc.(a)	7,561	36,595
Nike Inc. Class B	65,440	4,203,866
Oxford Industries Inc.	2,769	71,357
Perry Ellis International Inc.(a)	2,042	31,406
Phillips-Van Heusen Corp.	10,379	382,570
Polo Ralph Lauren Corp.	11,290	697,609
Quiksilver Inc.(a)	22,381	192,029
SKECHERS U.S.A. Inc. Class A(a)	3,679	71,777
Steven Madden Ltd.(a)	3,699	73,980
Timberland Co. Class A(a)	8,504	153,752

True Religion Apparel Inc.(a)(b)	2,497	53,311
VF Corp.	16,328	1,121,080
Volcom Inc.(a)	2,628	57,895
Warnaco Group Inc. (The)(a)	8,587	298,828
Weyco Group Inc.	1,330	36,575
Wolverine World Wide Inc.	9,804	240,394

		13,181,154
AUTO MANUFACTURERS—0.31%
A.S.V. Inc.(a)(b)	3,674	50,885
Force Protection Inc.(a)(b)	12,235	57,260
Ford Motor Co.(a)	370,405	2,492,826
General Motors Corp.	88,444	2,201,371
Oshkosh Truck Corp.	13,507	638,341
PACCAR Inc.	68,444	3,728,829
Wabash National Corp.	5,490	42,218

		9,211,730
AUTO PARTS & EQUIPMENT—0.33%
Accuride Corp.(a)	4,242	33,342
Aftermarket Technology Corp.(a)	3,919	106,832
American Axle & Manufacturing Holdings Inc.	8,037	149,649
Amerigon Inc. Class A(a)	3,876	81,939
ArvinMeritor Inc.	12,910	151,434
Autoliv Inc.	14,662	772,834
BorgWarner Inc.	21,314	1,031,811
Commercial Vehicle Group Inc.(a)	3,790	54,955
Cooper Tire & Rubber Co.	11,098	184,005
Exide Technologies Inc.(a)	13,633	109,064
Goodyear Tire & Rubber Co. (The)(a)	38,411	1,083,958
Hayes Lemmerz International Inc.(a)	19,457	88,918
Johnson Controls Inc.	108,703	3,917,656
Lear Corp.(a)	14,097	389,923
Miller Industries Inc.(a)	1,786	24,450
Modine Manufacturing Co.	5,847	96,534
Noble International Ltd.	2,114	34,479
Spartan Motors Inc.(b)	5,804	44,343
Standard Motor Products Inc.	2,836	23,142
Superior Industries International Inc.	4,105	74,588
Tenneco Inc.(a)	8,330	217,163
Titan International Inc.	4,342	135,731
TRW Automotive Holdings Corp.(a)	7,640	159,676
Visteon Corp.(a)	23,357	102,537
WABCO Holdings Inc.	10,948	548,385

		9,617,348
BANKS—4.97%
Alabama National BanCorporation	3,077	239,421
AMCORE Financial Inc.	4,155	94,318
AmericanWest Bancorporation	3,108	54,794
Ameris Bancorp	2,472	41,653
Associated Banc-Corp	23,282	630,709
BancFirst Corp.	1,437	61,575
Banco Latinoamericano de Exportaciones SA Class E	4,898	79,886
Bancorp Inc. (The)(a)	1,926	25,924
BancorpSouth Inc.	15,226	359,486
Bank Mutual Corp.	9,967	105,351
Bank of America Corp.	814,476	33,605,280
Bank of Hawaii Corp.	9,101	465,425
Bank of New York Mellon Corp. (The)	207,670	10,125,989
Bank of the Ozarks Inc.	2,205	57,771
Banner Corp.	2,732	78,490

BB&T Corp.	101,235	3,104,877
BOK Financial Corp.	3,996	206,593
Boston Private Financial Holdings Inc.	6,652	180,136
Capital City Bank Group Inc.(b)	2,294	64,737
Capital Corp of the West	1,779	34,566
Capitol Bancorp Ltd.	2,552	51,346
Cascade Bancorp(b)	4,035	56,167
Cass Information Systems Inc.	1,236	41,295
Cathay General Bancorp	9,219	244,211
Centennial Bank Holdings Inc.(a)	9,943	57,471
Center Financial Corp.	1,794	22,102
Central Pacific Financial Corp.	5,531	102,102
Chemical Financial Corp.	4,480	106,579
Chittenden Corp.	8,467	301,595
Citizens Republic Bancorp Inc.	13,610	197,481
City Bank	2,678	60,041
City Holding Co.	3,103	105,006
City National Corp.	7,487	445,851
CoBiz Financial Inc.	3,321	49,383
Colonial BancGroup Inc. (The)	29,086	393,824
Columbia Banking System Inc.	3,198	95,077
Comerica Inc.	28,645	1,246,917
Commerce Bancorp Inc.	34,998	1,334,824
Commerce Bancshares Inc.	13,375	600,003
Community Bancorp(a)	1,865	32,395
Community Bank System Inc.	5,408	107,457
Community Trust Bancorp Inc.	2,736	75,322
Corus Bankshares Inc.(b)	7,007	74,765
Cullen/Frost Bankers Inc.	10,973	555,892
CVB Financial Corp.	11,941	123,470
Discover Financial Services LLC	87,419	1,318,279
East West Bancorp Inc.	11,453	277,506
Enterprise Financial Services Corp.(b)	1,842	43,858
F.N.B. Corp. (Pennsylvania)	10,850	159,495
Fifth Third Bancorp	101,014	2,538,482
First Bancorp (North Carolina)	2,170	40,991
First BanCorp (Puerto Rico)	16,812	122,559
First Busey Corp. Class A(b)	4,578	90,919
First Charter Corp.	6,329	188,984
First Citizens BancShares Inc. Class A	1,123	163,790
First Commonwealth Financial Corp.	13,323	141,890
First Community Bancorp	4,646	191,601
First Community Bancshares Inc.	1,793	57,179
First Financial Bancorp	5,960	67,944
First Financial Bankshares Inc.(b)	3,748	141,112
First Financial Corp.	2,391	67,761
First Horizon National Corp.(b)	23,015	417,722
First Indiana Corp.	2,231	71,392
First Merchants Corp.	3,287	71,788
First Midwest Bancorp Inc.	9,245	282,897
First Regional Bancorp(a)	1,507	28,467
1st Source Corp.	2,760	47,776
First South Bancorp Inc.(b)	1,538	34,128
First State Bancorp	3,690	51,291
FirstMerit Corp.	14,951	299,170
Fremont General Corp.(a)(b)	12,221	42,773
Frontier Financial Corp.	7,053	130,974
Fulton Financial Corp.	31,856	357,424
Glacier Bancorp Inc.	9,469	177,449
Great Southern Bancorp Inc.	1,862	40,890
Green Bancshares Inc.	2,104	40,397
Hancock Holding Co.	4,812	183,818
Hanmi Financial Corp.	7,272	62,685

Harleysville National Corp.	5,847	85,191
Heartland Financial USA Inc.	2,296	42,637
Heritage Commerce Corp.	2,557	47,023
Home Bancshares Inc.	2,068	43,366
Horizon Financial Corp.	2,211	38,560
Huntington Bancshares Inc.	67,021	989,230
IBERIABANK Corp.	2,088	97,614
Imperial Capital Bancorp Inc.	1,004	18,373
Independent Bank Corp. (Massachusetts)	2,544	69,248
Independent Bank Corp. (Michigan)	4,059	38,561
Integra Bank Corp.	3,751	52,927
International Bancshares Corp.	9,228	193,234
Irwin Financial Corp.	3,382	24,858
KeyCorp	71,871	1,685,375
K-Fed Bancorp	892	9,000
Lakeland Bancorp Inc.(b)	3,603	41,759
Lakeland Financial Corp.	2,199	45,959
M&T Bank Corp.	13,142	1,071,993
Macatawa Bank Corp.	2,784	23,915
MainSource Financial Group Inc.	3,365	52,359
Marshall & Ilsley Corp.	47,668	1,262,249
MB Financial Inc.	6,582	202,923
Midwest Banc Holdings Inc.	4,301	53,418
Nara Bancorp Inc.	4,018	46,890
National City Corp.	105,820	1,741,797
National Penn Bancshares Inc.	8,816	133,474
NBT Bancorp Inc.	6,114	139,521
Northern Trust Corp.	40,320	3,087,706
Northfield Bancorp Inc.(a)	3,685	39,872
Old National Bancorp	11,960	178,922
Old Second Bancorp Inc.	2,373	63,573
Omega Financial Corp.	2,285	66,859
Oriental Financial Group Inc.	3,741	50,167
Pacific Capital Bancorp	8,468	170,461
Park National Corp.(b)	2,184	140,868
Peoples Bancorp Inc.	1,883	46,868
Pinnacle Financial Partners Inc.(a)	2,796	71,074
PNC Financial Services Group Inc. (The)	63,850	4,191,753
Popular Inc.	51,194	542,656
Preferred Bank	1,673	43,531
PrivateBancorp Inc.(b)	3,391	110,716
Prosperity Bancshares Inc.	6,399	188,067
Provident Bankshares Corp.	5,814	124,361
Regions Financial Corp.	129,118	3,053,641
Renasant Corp.	3,739	80,650
Republic Bancorp Inc. Class A	1,766	29,192
Royal Bancshares of Pennsylvania Inc. Class A	992	10,912
S&T Bancorp Inc.	4,478	123,772
Sandy Spring Bancorp Inc.	2,834	78,842
Santander BanCorp	794	6,876
SCBT Financial Corp.	1,667	52,794
Seacoast Banking Corp. of Florida(b)	2,664	27,386
Security Bank Corp.(b)	2,953	26,990
Sierra Bancorp(b)	1,363	33,925
Signature Bank(a)	5,329	179,854
Simmons First National Corp. Class A	2,530	67,045
South Financial Group Inc. (The)	13,351	208,676
Southside Bancshares Inc.(b)	1,946	39,815
Southwest Bancorp Inc.	2,561	46,943
State Street Corp.	72,886	5,918,343
Sterling Bancorp	3,353	45,735
Sterling Bancshares Inc.	13,400	149,544

Sterling Financial Corp. (Pennsylvania)	4,745	77,913
Sterling Financial Corp. (Washington)	9,235	155,056
Suffolk Bancorp	1,794	55,094
Sun Bancorp Inc. (New Jersey)(a)	3,218	50,780
SunTrust Banks Inc.	65,476	4,091,595
Superior Bancorp(a)	6,256	33,595
Susquehanna Bancshares Inc.	15,531	286,392
SVB Financial Group(a)(b)	6,363	320,695
SY Bancorp Inc.	2,219	53,123
Synovus Financial Corp.	50,696	1,220,760
Taylor Capital Group Inc.	1,080	22,032
TCF Financial Corp.	23,677	424,529
Texas Capital Bancshares Inc.(a)	4,218	76,978
Tompkins Financial Corp.	1,173	45,512
TriCo Bancshares	2,510	48,443
TrustCo Bank Corp. NY	13,533	134,247
Trustmark Corp.	8,796	223,067
U.S. Bancorp	318,999	10,125,028
UCBH Holdings Inc.	18,564	262,866
UMB Financial Corp.	5,573	213,780
Umpqua Holdings Corp.	11,018	169,016
Union Bankshares Corp.	2,462	52,047
UnionBanCal Corp.	8,823	431,533
United Bancshares Inc.	7,168	200,847
United Community Banks Inc.	7,544	119,195
United Security Bancshares(b)	1,476	22,553
Univest Corp. of Pennsylvania	2,348	49,566
USB Holding Co. Inc.	2,030	40,194
Valley National Bancorp	22,115	421,512
Virginia Commerce Bancorp Inc.(a)	3,099	36,351
W Holding Co. Inc.(b)	20,567	24,886
Wachovia Corp.	364,755	13,871,633
Washington Trust Bancorp Inc.	2,053	51,797
Webster Financial Corp.	10,094	322,705
Wells Fargo & Co.	623,670	18,828,597
WesBanco Inc.	4,548	93,689
West Coast Bancorp	2,827	52,299
Westamerica Bancorporation	5,624	250,549
Western Alliance Bancorporation(a)(b)	2,993	56,179
Whitney Holding Corp.	12,217	319,475
Wilmington Trust Corp.	12,610	443,872
Wilshire Bancorp Inc.	3,156	24,775
Wintrust Financial Corp.	4,354	144,248
Zions Bancorporation	19,753	922,268

		146,472,062
BEVERAGES—2.13%
Anheuser-Busch Companies Inc.	139,398	7,296,091
Boston Beer Co. Inc. Class A(a)	1,637	61,633
Brown-Forman Corp. Class B	14,261	1,056,883
Coca-Cola Bottling Co. Consolidated	1,203	70,833
Coca-Cola Co. (The)	423,931	26,016,645
Coca-Cola Enterprises Inc.	57,346	1,492,716
Constellation Brands Inc. Class A(a)	35,320	834,965
Farmer Brothers Co.	1,203	27,657
Green Mountain Coffee Roasters Inc.(a)	3,157	128,490
Hansen Natural Corp.(a)	12,439	550,923
Jones Soda Co.(a)(b)	4,643	34,544
Molson Coors Brewing Co. Class B	20,167	1,041,021
National Beverage Corp.	1,830	14,713
Peet’s Coffee & Tea Inc.(a)	2,398	69,710
Pepsi Bottling Group Inc.	25,840	1,019,646
PepsiAmericas Inc.	10,920	363,854

PepsiCo Inc.	298,967	22,691,595

		62,771,919
BIOTECHNOLOGY—1.19%
Abraxis BioScience Inc.(a)	1,123	77,229
Acorda Therapeutics Inc.(a)	4,575	100,467
Affymax Inc.(a)	770	17,217
Affymetrix Inc.(a)	12,705	293,994
Alexion Pharmaceuticals Inc.(a)	6,700	502,701
AMAG Pharmaceuticals Inc.(a)	3,046	183,156
American Oriental Bioengineering Inc.(a)	9,848	109,116
Amgen Inc.(a)	199,379	9,259,161
Arena Pharmaceuticals Inc.(a)	13,030	102,025
ARIAD Pharmaceuticals Inc.(a)	12,351	52,492
ArQule Inc.(a)	7,513	43,575
Biogen Idec Inc.(a)	52,810	3,005,945
BioMimetic Therapeutics Inc.(a)	1,922	33,385
Bio-Rad Laboratories Inc. Class A(a)	3,462	358,732
Cambrex Corp.	5,174	43,358
Celera Group(a)	14,204	225,417
Celgene Corp.(a)	69,756	3,223,425
Cell Genesys Inc.(a)	13,124	30,185
Charles River Laboratories International Inc.(a)	12,330	811,314
CryoLife Inc.(a)	4,043	32,142
Cytokinetics Inc.(a)	5,875	27,789
Encysive Pharmaceuticals Inc.(a)	10,827	9,203
Enzo Biochem Inc.(a)	5,587	71,178
Enzon Pharmaceuticals Inc.(a)	7,944	75,706
Exelixis Inc.(a)	18,989	163,875
Genentech Inc.(a)	85,409	5,728,382
Genomic Health Inc.(a)	2,397	54,268
GenVec Inc.(a)	11,927	17,533
Genzyme Corp.(a)	48,495	3,609,968
Geron Corp.(a)	13,109	74,459
GTx Inc.(a)	3,045	43,696
Halozyme Therapeutics Inc.(a)	11,576	82,305
Human Genome Sciences Inc.(a)	24,154	252,168
Illumina Inc.(a)	9,825	582,230
Immunomedics Inc.(a)	10,449	24,242
Incyte Corp.(a)	15,107	151,825
Integra LifeSciences Holdings Corp.(a)(b)	3,228	135,350
InterMune Inc.(a)	5,462	72,808
Invitrogen Corp.(a)	8,539	797,628
Keryx Biopharmaceuticals Inc.(a)	7,850	65,940
Kosan Biosciences Inc.(a)	7,653	27,551
LifeCell Corp.(a)	6,340	273,317
Martek Biosciences Corp.(a)	5,816	172,037
Maxygen Inc.(a)	4,400	35,332
Medivation Inc.(a)	3,868	55,699
Millennium Pharmaceuticals Inc.(a)	58,834	881,333
Millipore Corp.(a)	9,845	720,457
Molecular Insight Pharmaceuticals Inc.(a)	916	8,299
Momenta Pharmaceuticals Inc.(a)	4,270	30,488
Myriad Genetics Inc.(a)	7,943	368,714
Nanosphere Inc.(a)	1,333	18,649
Nektar Therapeutics(a)	16,490	110,648
Novacea Inc.(a)	1,179	3,513
Omrix Biopharmaceuticals Inc.(a)	2,660	92,408
Orexigen Therapeutics Inc.(a)	1,308	18,639
PDL BioPharma Inc.(a)	21,450	375,804
Protalix BioTherapeutics Inc.(a)	434	1,476
Regeneration Technologies Inc.(a)	5,348	46,421
Regeneron Pharmaceuticals Inc.(a)	11,515	278,087

Savient Pharmaceuticals Inc.(a)	9,547	219,295
Seattle Genetics Inc.(a)	8,631	98,393
SuperGen Inc.(a)	9,599	35,036
Telik Inc.(a)(b)	9,426	32,708
Tercica Inc.(a)	5,957	40,388
Vertex Pharmaceuticals Inc.(a)	23,835	553,687
XOMA Ltd.(a)	23,702	80,350

		35,124,318
BUILDING MATERIALS—0.27%
AAON Inc.	2,526	50,065
Apogee Enterprises Inc.	5,197	88,921
Armstrong World Industries Inc.(a)	3,499	140,345
Builders FirstSource Inc.(a)(b)	2,749	19,848
China Architectural Engineering Inc.(a)	934	8,079
Comfort Systems USA Inc.	7,356	94,010
Drew Industries Inc.(a)	3,255	89,187
Eagle Materials Inc.	8,362	296,684
Genlyte Group Inc. (The)(a)	5,261	500,847
Goodman Global Inc.(a)	6,762	165,939
Interline Brands Inc.(a)	4,985	109,221
Lennox International Inc.	10,283	425,922
LSI Industries Inc.	3,294	59,951
Martin Marietta Materials Inc.	7,838	1,039,319
Masco Corp.	69,264	1,496,795
NCI Building Systems Inc.(a)	3,637	104,709
Owens Corning(a)(b)	20,252	409,495
PGT Inc.(a)	1,865	8,877
Simpson Manufacturing Co. Inc.(b)	6,878	182,886
Texas Industries Inc.	5,048	353,865
Trane Inc.	33,116	1,546,848
Trex Co. Inc.(a)(b)	2,154	18,331
U.S. Concrete Inc.(a)	6,111	20,350
Universal Forest Products Inc.	3,015	88,822
USG Corp.(a)(b)	14,668	524,968

		7,844,284
CHEMICALS—1.65%
A. Schulman Inc.	4,852	104,561
Air Products and Chemicals Inc.	39,692	3,914,822
Airgas Inc.	14,372	748,925
Albemarle Corp.	14,577	601,301
American Vanguard Corp.	3,264	56,630
Arch Chemicals Inc.	4,385	161,149
Ashland Inc.	10,241	485,731
Balchem Corp.	3,197	71,549
Cabot Corp.	12,461	415,450
Celanese Corp. Class A	23,377	989,315
CF Industries Holdings Inc.	10,143	1,116,339
Chemtura Corp.	44,509	347,170
Cytec Industries Inc.	7,727	475,829
Dow Chemical Co. (The)	174,889	6,894,124
E.I. du Pont de Nemours and Co.	169,463	7,471,624
Eastman Chemical Co.	15,435	942,924
Ecolab Inc.	32,148	1,646,299
Ferro Corp.	7,817	162,046
FMC Corp.	13,973	762,227
Georgia Gulf Corp.	6,186	40,951
H.B. Fuller Co.	11,257	252,720
Hercules Inc.	21,480	415,638
Huntsman Corp.	16,662	428,213
Innophos Holdings Inc.	3,754	55,860
Innospec Inc.	4,330	74,303

International Flavors & Fragrances Inc.	15,121	727,774
Kronos Worldwide Inc.	418	7,294
Landec Corp.(a)	3,896	52,206
Lubrizol Corp.	12,771	691,677
Minerals Technologies Inc.	3,433	229,839
Mosaic Co. (The)(a)	28,440	2,683,030
NewMarket Corp.	2,750	153,147
NL Industries Inc.	1,280	14,630
Olin Corp.	13,795	266,657
OM Group Inc.(a)	5,543	318,944
PolyOne Corp.(a)	16,737	110,129
PPG Industries Inc.	30,115	2,114,976
Praxair Inc.	58,526	5,191,841
Rockwood Holdings Inc.(a)	6,310	209,618
Rohm & Haas Co.	25,479	1,352,171
RPM International Inc.	22,239	451,452
Sensient Technologies Corp.	8,465	239,390
ShengdaTech Inc.(a)(b)	5,164	74,620
Sherwin-Williams Co. (The)	20,445	1,186,628
Sigma-Aldrich Corp.	24,047	1,312,966
Spartech Corp.	5,763	81,258
Stepan Co.	1,103	35,881
Symyx Technologies Inc.(a)	5,966	45,819
Terra Industries Inc.(a)	17,075	815,502
Tronox Inc. Class B	7,450	64,442
UAP Holding Corp.	9,569	369,363
Valhi Inc.	1,203	19,176
Valspar Corp. (The)	18,877	425,488
W.R. Grace & Co.(a)	12,967	339,476
Westlake Chemical Corp.	3,451	65,534
Zep Inc.(a)	3,915	54,301
Zoltek Companies Inc.(a)	4,474	191,800

		48,532,729
COAL—0.28%
Alpha Natural Resources Inc.(a)	12,146	394,502
Arch Coal Inc.	26,238	1,178,873
CONSOL Energy Inc.	33,445	2,391,986
Foundation Coal Holdings Inc.	8,363	439,057
International Coal Group Inc.(a)(b)	22,862	122,540
Massey Energy Co.	14,982	535,606
Patriot Coal Corp.(a)	4,835	201,813
Peabody Energy Corp.	48,534	2,991,636

		8,256,013
COMMERCIAL SERVICES—1.54%
Aaron Rents Inc.	8,316	160,000
ABM Industries Inc.	7,803	159,103
Accenture Ltd.	109,038	3,928,639
Administaff Inc.	4,210	119,059
Advance America Cash Advance Centers Inc.	12,020	122,123
Advisory Board Co. (The)(a)	3,395	217,925
Albany Molecular Research Inc.(a)	4,654	66,925
Alliance Data Systems Corp.(a)	14,393	1,079,331
American Public Education Inc.(a)	972	40,610
AMN Healthcare Services Inc.(a)	6,242	107,175
Apollo Group Inc. Class A(a)	26,601	1,866,060
Arbitron Inc.	5,577	231,836
Arrowhead Research Corp.(a)	6,084	22,998
Avis Budget Group Inc.(a)	18,834	244,842
Bankrate Inc.(a)(b)	2,022	97,238
Barrett Business Services Inc.	1,335	24,043
BearingPoint Inc.(a)	36,285	102,687

Bowne & Co. Inc.	4,969	87,454
Bright Horizons Family Solutions Inc.(a)	4,700	162,338
Capella Education Co.(a)	1,926	126,076
Career Education Corp.(a)	17,419	437,914
CBIZ Inc.(a)	8,550	83,875
CDI Corp.	2,335	56,647
Cenveo Inc.(a)	9,657	168,708
Chemed Corp.	4,388	245,201
ChoicePoint Inc.(a)	13,485	491,124
Clayton Holdings Inc.(a)(b)	2,162	11,178
Coinstar Inc.(a)	5,011	141,060
Compass Diversified Holdings	3,787	56,426
Consolidated Graphics Inc.(a)	1,886	90,189
Convergys Corp.(a)	25,245	415,533
Corinthian Colleges Inc.(a)	15,607	240,348
Cornell Companies Inc.(a)	1,904	44,401
Corporate Executive Board Co. (The)	6,690	402,069
Corrections Corp. of America(a)	22,492	663,739
CorVel Corp.(a)	1,369	31,514
CoStar Group Inc.(a)	3,453	163,154
CPI Corp.	949	22,349
CRA International Inc.(a)	2,107	100,314
Cross Country Healthcare Inc.(a)	5,781	82,321
Deluxe Corp.	9,355	307,686
DeVry Inc.	11,014	572,287
Diamond Management & Technology Consultants Inc.	5,093	37,026
Dollar Financial Corp.(a)	2,894	88,817
Dollar Thrifty Automotive Group Inc.(a)	4,270	101,114
DynCorp International Inc.(a)	4,553	122,385
Electro Rent Corp.	3,173	47,119
Emergency Medical Services LP(a)	1,686	49,366
Equifax Inc.	24,547	892,529
Euronet Worldwide Inc.(a)	8,566	256,980
ExlService Holdings Inc.(a)	4,061	93,728
Exponent Inc.(a)	2,665	72,062
First Advantage Corp. Class A(a)	1,334	21,971
Forrester Research Inc.(a)	2,716	76,102
FTI Consulting Inc.(a)	8,655	533,494
Gartner Inc.(a)	12,803	224,821
Genpact Ltd.(a)	6,393	97,365
GEO Group Inc. (The)(a)	9,076	254,128
Gevity HR Inc.	4,411	33,921
Global Cash Access Inc.(a)	7,965	48,268
Great Lakes Dredge & Dock Corp.	2,547	22,210
H&E Equipment Services Inc.(a)	3,188	60,189
H&R Block Inc.	59,099	1,097,468
Healthcare Services Group Inc.	7,516	159,189
HealthSpring Inc.(a)	8,619	164,192
Heartland Payment Systems Inc.(b)	2,946	78,953
Heidrick & Struggles International Inc.	3,226	119,717
Hertz Global Holdings Inc.(a)	58,668	932,235
Hewitt Associates Inc. Class A(a)	17,368	665,021
HMS Holdings Corp.(a)	3,794	125,999
Home Solutions of America Inc.(a)(b)	7,102	7,102
Hudson Highland Group Inc.(a)	4,483	37,702
Huron Consulting Group Inc.(a)	3,472	279,947
ICT Group Inc.(a)	1,462	17,471
Integrated Electrical Services Inc.(a)	2,468	46,374
Interactive Data Corp.	6,506	214,763
Iron Mountain Inc.(a)	32,464	1,201,817
ITT Educational Services Inc.(a)	7,493	638,928
Jackson Hewitt Tax Service Inc.	5,468	173,609

Kelly Services Inc. Class A	4,193	78,241
Kendle International Inc.(a)	2,295	112,271
Kenexa Corp.(a)	4,795	93,119
Kforce Inc.(a)	5,843	56,969
Korn/Ferry International(a)	8,643	162,661
Landauer Inc.	1,667	86,434
LECG Corp.(a)	4,484	67,529
Lincoln Educational Services Corp.(a)	851	12,527
Live Nation Inc.(a)	13,343	193,740
Manpower Inc.	15,488	881,267
MAXIMUS Inc.	3,925	151,544
McGrath RentCorp	4,564	117,523
McKesson Corp.	54,602	3,576,977
Michael Baker Corp.(a)	1,295	53,224
Midas Inc.(a)	2,653	38,893
Monro Muffler Brake Inc.	3,416	66,578
Monster Worldwide Inc.(a)	23,164	750,514
Moody’s Corp.	39,585	1,413,184
Morningstar Inc.(a)	2,220	172,605
MPS Group Inc.(a)	18,483	202,204
Multi-Color Corp.	1,489	40,903
Navigant Consulting Inc.(a)	8,927	122,032
Net 1 UEPS Technologies Inc.(a)	7,824	229,713
Odyssey Marine Exploration Inc.(a)	7,383	45,701
On Assignment Inc.(a)	6,326	44,345
PAREXEL International Corp.(a)	5,015	242,224
PeopleSupport Inc.(a)	4,243	58,044
Pharmaceutical Product Development Inc.	18,902	763,074
PharmaNet Development Group Inc.(a)	3,352	131,432
PHH Corp.(a)	9,624	169,767
Premier Exhibitions Inc.(a)	5,246	57,391
Pre-Paid Legal Services Inc.(a)	1,632	90,331
Protection One Inc.(a)	1,164	13,840
Providence Service Corp. (The)(a)	2,083	58,616
QC Holdings Inc.	1,427	16,054
Quanta Services Inc.(a)	30,018	787,672
R.R. Donnelley & Sons Co.	40,429	1,525,790
Rent-A-Center Inc.(a)	12,669	183,954
Resources Connection Inc.	8,811	160,008
Robert Half International Inc.	27,153	734,217
Rollins Inc.	7,669	147,245
RSC Holdings Inc.(a)	3,763	47,226
SAIC Inc.(a)	30,536	614,384
Senomyx Inc.(a)	5,452	40,835
Service Corp. International	52,049	731,288
Sotheby’s Holdings Inc. Class A	12,089	460,591
Source Interlink Companies Inc.(a)(b)	6,185	17,813
Spherion Corp.(a)	10,134	73,776
Standard Parking Corp.(a)	894	43,350
Steiner Leisure Ltd.(a)	3,087	136,322
Stewart Enterprises Inc. Class A	16,977	151,095
Strayer Education Inc.	2,671	455,619
SuccessFactors Inc.(a)	1,973	23,321
Team Inc.(a)	2,854	104,399
TeleTech Holdings Inc.(a)	7,515	159,844
TNS Inc.	4,366	77,496
TrueBlue Inc.(a)	8,354	120,966
United Rentals Inc.(a)	15,560	285,682
Universal Technical Institute Inc.(a)	4,237	72,029
Valassis Communications Inc.(a)	8,630	100,885
Viad Corp.	3,852	121,646
VistaPrint Ltd.(a)	7,983	342,072
Volt Information Sciences Inc.(a)	2,540	46,380

Watson Wyatt Worldwide Inc.	7,906	366,917
Weight Watchers International Inc.	6,580	297,284
Western Union Co.	141,815	3,443,268
Wright Express Corp.(a)	7,425	263,513

		45,396,939
COMPUTERS—4.37%
Affiliated Computer Services Inc. Class A(a)	17,095	770,984
Agilysys Inc.	5,550	83,916
Ansoft Corp.(a)	3,075	79,489
Apple Inc.(a)	158,746	31,444,408
Brocade Communications Systems Inc.(a)	73,272	537,817
CACI International Inc. Class A(a)	5,783	258,905
Cadence Design Systems Inc.(a)	51,040	868,190
CIBER Inc.(a)	9,772	59,707
Cognizant Technology Solutions Corp.(a)	52,775	1,791,183
Compellent Technologies Inc.(a)	1,208	14,532
Computer Sciences Corp.(a)	31,692	1,567,803
COMSYS IT Partners Inc.(a)	3,095	48,839
Comtech Group Inc.(a)	3,539	57,013
Cray Inc.(a)	5,856	35,077
Data Domain Inc.(a)	1,552	40,880
Dell Inc.(a)	416,767	10,214,959
Diebold Inc.	12,068	349,731
DST Systems Inc.(a)	9,959	822,115
Echelon Corp.(a)(b)	5,377	110,981
Electronic Data Systems Corp.	93,350	1,935,145
Electronics For Imaging Inc.(a)	10,215	229,633
EMC Corp.(a)	384,999	7,134,031
FactSet Research Systems Inc.	7,874	438,582
Hewlett-Packard Co.	491,207	24,796,129
Hutchinson Technology Inc.(a)	4,675	123,046
iGATE Corp.(a)	3,918	33,185
IHS Inc. Class A(a)	5,824	352,701
Imation Corp.	6,336	133,056
Immersion Corp.(a)	5,342	69,179
Integral Systems Inc.	1,995	46,404
International Business Machines Corp.	250,708	27,101,535
Intervoice Inc.(a)	6,992	55,866
Isilon Systems Inc.(a)	1,539	7,818
Jack Henry & Associates Inc.	14,536	353,806
Lexmark International Inc. Class A(a)	17,327	604,019
Limelight Networks Inc.(a)	3,343	23,033
LivePerson Inc.(a)	6,575	35,110
Magma Design Automation Inc.(a)	7,649	93,394
Manhattan Associates Inc.(a)	4,852	127,899
Mentor Graphics Corp.(a)	16,266	175,347
Mercury Computer Systems Inc.(a)	3,990	64,279
MICROS Systems Inc.(a)	7,489	525,428
MTS Systems Corp.	3,177	135,563
NCR Corp.(a)	32,927	826,468
Ness Technologies Inc.(a)	6,139	56,663
Netezza Corp.(a)	1,838	25,364
Network Appliance Inc.(a)	68,278	1,704,219
On2 Technologies Inc.(a)(b)	29,842	30,439
Palm Inc.(b)	19,151	121,417
Perot Systems Corp. Class A(a)	15,697	211,909
Quantum Corp.(a)	35,262	94,855
Rackable Systems Inc.(a)	5,165	51,650
Radiant Systems Inc.(a)	4,717	81,274
RadiSys Corp.(a)	3,940	52,796
Rimage Corp.(a)	1,804	46,814
Riverbed Technology Inc.(a)	3,523	94,205

SanDisk Corp.(a)	41,932	1,390,884
Seagate Technology	99,699	2,542,324
SI International Inc.(a)	2,372	65,159
Sigma Designs Inc.(a)	5,395	297,804
Silicon Graphics Inc.(a)	1,162	21,241
Silicon Storage Technology Inc.(a)	16,397	49,027
SMART Modular Technologies (WWH) Inc.(a)	9,021	91,834
SRA International Inc. Class A(a)	7,421	218,548
STEC Inc.(a)	5,836	51,007
Stratasys Inc.(a)	3,723	96,202
Sun Microsystems Inc.(a)	163,510	2,964,436
Super Micro Computer Inc.(a)	1,674	12,840
Sykes Enterprises Inc.(a)	5,881	105,858
Synaptics Inc.(a)	4,795	197,362
Synopsys Inc.(a)	26,460	686,108
Syntel Inc.	2,275	87,633
Teradata Corp.(a)	32,899	901,762
3D Systems Corp.(a)(b)	3,182	49,130
3PAR Inc.(a)	1,371	17,549
Tyler Technologies Inc.(a)	7,011	90,372
Unisys Corp.(a)	64,045	302,933
Virtusa Corp.(a)	795	13,777
Western Digital Corp.(a)	40,709	1,229,819

		128,632,399
COSMETICS & PERSONAL CARE—1.86%
Alberto-Culver Co.	15,472	379,683
Avon Products Inc.	80,501	3,182,205
Bare Escentuals Inc.(a)(b)	6,998	169,701
Chattem Inc.(a)	3,066	231,606
Colgate-Palmolive Co.	93,845	7,316,156
Elizabeth Arden Inc.(a)	4,399	89,520
Estee Lauder Companies Inc. (The) Class A	20,104	876,735
Inter Parfums Inc.	1,556	27,961
Procter & Gamble Co. (The)	577,937	42,432,135
Revlon Inc. Class A(a)(c)	35,387	41,757

		54,747,459
DISTRIBUTION & WHOLESALE—0.24%
Beacon Roofing Supply Inc.(a)(b)	8,026	67,579
Beijing Med-Pharm Corp.(a)(b)	5,717	62,773
BlueLinx Holdings Inc.	2,072	8,143
Brightpoint Inc.(a)	9,158	140,667
Building Materials Holding Corp.(b)	5,275	29,171
Central European Distribution Corp.(a)	6,567	381,411
Core-Mark Holding Co. Inc.(a)	1,663	47,761
Fastenal Co.	23,256	940,008
Genuine Parts Co.	31,304	1,449,375
Houston Wire & Cable Co.(b)	3,041	43,000
Ingram Micro Inc. Class A(a)	26,633	480,459
LKQ Corp.(a)	20,515	431,225
MWI Veterinary Supply Inc.(a)	1,540	61,600
NuCO2 Inc.(a)	2,763	68,799
Owens & Minor Inc.	7,480	317,376
Pool Corp.(b)	8,864	175,773
ScanSource Inc.(a)(b)	4,621	149,489
Tech Data Corp.(a)	10,166	383,462
United Stationers Inc.(a)	4,863	224,719
W.W. Grainger Inc.	12,483	1,092,512
Watsco Inc.	4,117	151,341
WESCO International Inc.(a)	8,420	333,769

		7,040,412

DIVERSIFIED FINANCIAL SERVICES—5.92%
Advanta Corp. Class B	6,657	53,722
Affiliated Managers Group Inc.(a)	5,445	639,570
American Express Co.	189,996	9,883,592
AmeriCredit Corp.(a)(b)	21,724	277,850
Ameriprise Financial Inc.	43,113	2,375,957
Ampal-American Israel Corp. Class A(a)	3,173	23,448
Asset Acceptance Capital Corp.	3,061	31,865
Asta Funding Inc.(b)	2,021	53,435
Bear Stearns Companies Inc. (The)	21,841	1,927,468
BlackRock Inc.	11,700	2,536,560
Calamos Asset Management Inc. Class A	4,199	125,046
Capital One Financial Corp.	71,896	3,397,805
Centerline Holding Co.(b)	9,170	69,875
Charles Schwab Corp. (The)	172,489	4,407,094
CIT Group Inc.	35,125	844,054
Citigroup Inc.	907,821	26,726,250
CME Group Inc.	10,032	6,881,952
Cohen & Steers Inc.	3,173	95,095
CompuCredit Corp.(a)(b)	3,670	36,627
Countrywide Financial Corp.	108,741	972,145
Cowen Group Inc.(a)	2,847	27,075
Credit Acceptance Corp.(a)	933	19,285
Duff & Phelps Corp. Class A(a)	1,724	33,928
E*TRADE Financial Corp.(a)(b)	77,482	275,061
Eaton Vance Corp.	20,351	924,139
Encore Capital Group Inc.(a)	2,898	28,053
Epoch Holding Corp.	1,574	23,610
eSpeed Inc.(a)	3,505	39,606
Evercore Partners Inc. Class A	1,587	34,200
FBR Capital Markets Corp.(a)	5,620	53,840
FCStone Group Inc.(a)	1,611	74,154
Federal Agricultural Mortgage Corp.	1,845	48,560
Federal Home Loan Mortgage Corp.	121,471	4,138,517
Federal National Mortgage Association	178,577	7,139,508
Federated Investors Inc. Class B	15,935	655,885
Financial Federal Corp.	4,840	107,884
First Marblehead Corp. (The)(b)	11,264	172,339
Franklin Resources Inc.	30,383	3,476,727
Friedman Billings Ramsey Group Inc. Class A	28,994	91,041
GAMCO Investors Inc. Class A	1,009	69,823
GFI Group Inc.(a)	2,889	276,535
GLG Partners Inc.(a)(b)	9,492	129,091
Goldman Sachs Group Inc. (The)	74,988	16,126,169
Greenhill & Co. Inc.	3,425	227,694
IndyMac Bancorp Inc.(b)	14,815	88,149
Interactive Brokers Group Inc.(a)	7,211	233,060
IntercontinentalExchange Inc.(a)	12,891	2,481,517
Invesco Ltd.	77,377	2,428,090
Investment Technology Group Inc.(a)	8,037	382,481
Janus Capital Group Inc.	32,131	1,055,503
Jefferies Group Inc.	22,968	529,412
JPMorgan Chase & Co.	626,962	27,366,891
KBW Inc.(a)(b)	5,252	134,399
Knight Capital Group Inc. Class A(a)	18,727	269,669
LaBranche & Co. Inc.(a)	9,560	48,182
Landenburg Thalmann Financial Services Inc.(a)	17,637	37,390
Lazard Ltd. Class A	9,527	387,558
Legg Mason Inc.	24,223	1,771,912
Lehman Brothers Holdings Inc.	97,744	6,396,367
MarketAxess Holdings Inc.(a)	5,588	71,694
Merrill Lynch & Co. Inc.	161,381	8,662,932
MF Global Ltd.(a)	17,935	564,414

Morgan Stanley	193,361	10,269,403
NASDAQ Stock Market Inc. (The)(a)	20,571	1,018,059
National Financial Partners Corp.	6,948	316,898
Nelnet Inc. Class A	3,173	40,329
NewStar Financial Inc.(a)	2,471	20,460
NYMEX Holdings Inc.	16,879	2,255,203
NYSE Euronext Inc.	48,472	4,254,387
Ocwen Financial Corp.(a)	6,398	35,445
optionsXpress Holdings Inc.	7,871	266,197
Penson Worldwide Inc.(a)	2,608	37,425
Piper Jaffray Companies(a)	3,394	157,210
Portfolio Recovery Associates Inc.(b)	2,884	114,408
Pzena Investment Management Inc.	1,112	12,677
Raymond James Financial Inc.	17,254	563,516
Sanders Morris Harris Group Inc.	3,338	34,214
SLM Corp.	75,500	1,520,570
Stifel Financial Corp.(a)	2,686	141,203
Student Loan Corp. (The)	721	79,310
SWS Group Inc.	4,009	50,794
T. Rowe Price Group Inc.	48,659	2,962,360
TD Ameritrade Holding Corp.(a)	45,804	918,828
Thomas Weisel Partners Group Inc.(a)	3,866	53,080
TradeStation Group Inc.(a)	5,183	73,650
U.S. Global Investors Inc. Class A(b)	2,128	35,452
W.P. Stewart & Co. Ltd.	3,935	20,108
Waddell & Reed Financial Inc. Class A	15,458	557,879
World Acceptance Corp.(a)	3,386	91,354

		174,362,173
ELECTRIC—3.35%
AES Corp. (The)(a)	122,456	2,619,334
Allegheny Energy Inc.	30,332	1,929,419
ALLETE Inc.	4,602	182,147
Alliant Energy Corp.	20,951	852,496
Ameren Corp.	38,004	2,060,197
American Electric Power Co. Inc.	73,130	3,404,933
Aquila Inc.(a)	69,940	260,876
Avista Corp.	9,481	204,221
Black Hills Corp.	6,997	308,568
CenterPoint Energy Inc.	58,850	1,008,100
Central Vermont Public Service Corp.	1,820	56,129
CH Energy Group Inc.	2,839	126,449
Cleco Corp.	11,102	308,636
CMS Energy Corp.	41,018	712,893
Consolidated Edison Inc.	49,562	2,421,104
Constellation Energy Group Inc.	33,050	3,388,616
Dominion Resources Inc.	106,953	5,074,920
DPL Inc.	20,811	617,046
DTE Energy Co.	30,311	1,332,472
Duke Energy Corp.	231,214	4,663,586
Dynegy Inc. Class A(a)	61,927	442,159
Edison International	59,763	3,189,551
El Paso Electric Co.(a)	8,234	210,543
Empire District Electric Co. (The)	6,083	138,571
Energy East Corp.	29,179	793,961
EnerNOC Inc.(a)	672	32,995
Entergy Corp.	36,224	4,329,492
Exelon Corp.	123,408	10,075,029
FirstEnergy Corp.	55,881	4,042,432
FPL Group Inc.	74,601	5,056,456
Great Plains Energy Inc.	15,842	464,487
Hawaiian Electric Industries Inc.	15,193	345,945
IDACORP Inc.	8,217	289,403

Integrys Energy Group Inc.	13,805	713,581
ITC Holdings Corp.	7,835	442,051
MDU Resources Group Inc.	33,444	923,389
MGE Energy Inc.	3,787	134,325
Mirant Corp.(a)	47,052	1,834,087
Northeast Utilities	28,489	891,991
NorthWestern Corp.	6,472	190,924
NRG Energy Inc.(a)	44,343	1,921,826
NSTAR	19,502	706,362
OGE Energy Corp.	16,801	609,708
Ormat Technologies Inc.	2,613	143,741
Otter Tail Corp.	5,339	184,729
Pepco Holdings Inc.	35,534	1,042,212
PG&E Corp.	64,560	2,781,890
Pike Electric Corp.(a)	3,183	53,347
Pinnacle West Capital Corp.	18,287	775,552
PNM Resources Inc.	14,207	304,740
Portland General Electric Co.	5,486	152,401
PPL Corp.	70,825	3,689,274
Progress Energy Inc.	47,299	2,290,691
Public Service Enterprise Group Inc.	46,572	4,575,233
Puget Energy Inc.	21,473	589,004
Reliant Energy Inc.(a)	62,545	1,641,181
SCANA Corp.	21,426	903,106
Sierra Pacific Resources Corp.	40,484	687,418
Southern Co. (The)	137,988	5,347,035
TECO Energy Inc.	38,389	660,675
UIL Holdings Corp.	4,489	165,869
UniSource Energy Corp.	6,352	200,406
Westar Energy Inc.	18,280	474,183
Wisconsin Energy Corp.	21,463	1,045,463
Xcel Energy Inc.	74,982	1,692,344

		98,711,904
ELECTRICAL COMPONENTS & EQUIPMENT—0.49%
Advanced Energy Industries Inc.(a)	6,455	84,431
American Superconductor Corp.(a)(b)	7,378	201,715
AMETEK Inc.	19,683	921,952
Belden Inc.	8,280	368,460
Coleman Cable Inc.(a)	1,516	14,326
Emerson Electric Co.	145,906	8,267,034
Encore Wire Corp.	4,204	66,928
Energizer Holdings Inc.(a)	10,351	1,160,658
Energy Conversion Devices Inc.(a)(b)	7,135	240,093
EnerSys Inc.(a)	3,790	94,598
General Cable Corp.(a)(b)	9,543	699,311
GrafTech International Ltd.(a)	19,259	341,847
Greatbatch Inc.(a)	4,010	80,160
Hubbell Inc. Class B	10,949	564,968
Insteel Industries Inc.	3,280	38,474
Littelfuse Inc.(a)	3,992	131,576
Medis Technologies Ltd.(a)(b)	4,117	63,525
Molex Inc.	25,117	685,694
Powell Industries Inc.(a)	1,453	64,034
Power-One Inc.(a)	12,640	50,434
Superior Essex Inc.(a)	3,685	88,440
Universal Display Corp.(a)	5,114	105,706
Vicor Corp.	3,502	54,596

		14,388,960
ELECTRONICS—1.03%
Agilent Technologies Inc.(a)	72,162	2,651,232

American Science and Engineering Inc.	1,665	94,489
Amphenol Corp. Class A	32,918	1,526,408
Analogic Corp.	2,498	169,165
Applied Biosystems Group	31,235	1,059,491
Arrow Electronics Inc.(a)	22,855	897,744
Avnet Inc.(a)	27,401	958,213
AVX Corp.	9,058	121,558
Badger Meter Inc.(b)	2,549	114,578
Bel Fuse Inc. Class B	2,142	62,696
Benchmark Electronics Inc.(a)	13,608	241,270
Brady Corp. Class A	9,351	328,127
Checkpoint Systems Inc.(a)	7,104	184,562
Cogent Inc.(a)	7,845	87,472
CTS Corp.	6,468	64,227
Cubic Corp.	2,799	109,721
Cymer Inc.(a)	5,878	228,831
Daktronics Inc.(b)	5,728	129,281
Dionex Corp.(a)	3,538	293,159
Dolby Laboratories Inc. Class A(a)	7,327	364,298
Eagle Test Systems Inc.(a)	2,212	28,269
Electro Scientific Industries Inc.(a)	5,243	104,074
Excel Technology Inc.(a)	2,194	59,457
FARO Technologies Inc.(a)	2,956	80,344
FEI Co.(a)	7,335	182,128
FLIR Systems Inc.(a)(b)	24,237	758,618
Garmin Ltd.	21,171	2,053,587
Gentex Corp.	26,172	465,076
ICx Technologies Inc.(a)	911	8,764
II-VI Inc.(a)	4,269	130,418
Ionatron Inc.(a)	5,750	16,445
Itron Inc.(a)	5,499	527,739
Jabil Circuit Inc.	33,536	512,095
KEMET Corp.(a)	15,100	100,113
L-1 Identity Solutions Inc.(a)	10,669	191,509
LoJack Corp.(a)	3,367	56,599
Measurement Specialties Inc.(a)	2,557	56,510
Methode Electronics Inc.	6,639	109,145
Mettler-Toledo International Inc.(a)	6,898	784,992
Multi-Fineline Electronix Inc.(a)	1,517	26,305
National Instruments Corp.	10,630	354,298
OSI Systems Inc.(a)	2,723	72,078
OYO Geospace Corp.(a)	716	53,958
Park Electrochemical Corp.	3,643	102,878
PerkinElmer Inc.	21,899	569,812
Plexus Corp.(a)	8,338	218,956
Rofin-Sinar Technologies Inc.(a)	5,596	269,224
Rogers Corp.(a)	3,165	137,266
Sanmina-SCI Corp.(a)	95,363	173,561
Sonic Solutions Inc.(a)	4,013	41,695
Stoneridge Inc.(a)	2,543	20,446
Taser International Inc.(a)(b)	11,173	160,779
Technitrol Inc.	7,608	217,437
Thermo Fisher Scientific Inc.(a)	77,472	4,468,585
Thomas & Betts Corp.(a)	10,642	521,884
Trimble Navigation Ltd.(a)	21,987	664,887
TTM Technologies Inc.(a)	7,589	88,488
Tyco Electronics Ltd.	90,805	3,371,590
Varian Inc.(a)	5,663	369,794
Vishay Intertechnology Inc.(a)	33,995	387,883
Waters Corp.(a)	18,459	1,459,553
Watts Water Technologies Inc. Class A	5,659	168,638
Woodward Governor Co.	5,538	376,307
X-Rite Inc.(a)	5,179	60,180

Zygo Corp.(a)	2,949	36,745

		30,305,631
ENERGY - ALTERNATE SOURCES—0.13%
Aventine Renewable Energy Holdings Inc.(a)	5,408	69,006
Clean Energy Fuels Corp.(a)	1,783	26,995
Comverge Inc.(a)	999	31,459
Covanta Holding Corp.(a)	22,032	609,405
Evergreen Energy Inc.(a)(b)	15,043	33,546
Evergreen Solar Inc.(a)(b)	15,829	273,367
First Solar Inc.(a)	6,568	1,754,576
FuelCell Energy Inc.(a)(b)	11,927	118,316
Headwaters Inc.(a)(b)	7,100	83,354
MGP Ingredients Inc.	1,765	16,626
Nova Biosource Fuels Inc.(a)(b)	5,646	16,373
Pacific Ethanol Inc.(a)(b)	6,409	52,618
SunPower Corp. Class A(a)(b)	4,581	597,317
US BioEnergy Corp.(a)	2,080	24,357
VeraSun Energy Corp.(a)(b)	7,204	110,077
Verenium Corp.(a)(b)	7,573	37,789

		3,855,181
ENGINEERING & CONSTRUCTION—0.45%
AECOM Technology Corp.(a)	7,949	227,103
Dycom Industries Inc.(a)	7,332	195,398
EMCOR Group Inc.(a)	11,735	277,298
ENGlobal Corp.(a)(b)	3,022	34,330
Fluor Corp.	16,209	2,361,975
Foster Wheeler Ltd.(a)	12,956	2,008,439
Granite Construction Inc.	6,494	234,953
Insituform Technologies Inc. Class A(a)	4,911	72,683
Jacobs Engineering Group Inc.(a)	21,840	2,088,122
KBR Inc.(a)	30,961	1,201,287
Layne Christensen Co.(a)	3,048	149,992
McDermott International Inc.(a)	40,767	2,406,476
Perini Corp.(a)	4,962	205,526
Shaw Group Inc. (The)(a)	14,860	898,138
Stanley Inc.(a)	1,441	46,141
URS Corp.(a)	14,506	788,111

		13,195,972
ENTERTAINMENT—0.23%
Bally Technologies Inc.(a)	9,835	488,996
Bluegreen Corp.(a)	3,789	27,243
Carmike Cinemas Inc.	2,278	16,538
Churchill Downs Inc.	1,716	92,613
Cinemark Holdings Inc.	5,047	85,799
Dover Downs Gaming & Entertainment Inc.	2,815	31,669
DreamWorks Animation SKG Inc. Class A(a)	12,222	312,150
Great Wolf Resorts Inc.(a)	5,519	54,141
International Game Technology Inc.	61,079	2,683,200
International Speedway Corp. Class A	6,491	267,299
Isle of Capri Casinos Inc.(a)	2,897	39,892
Lakes Entertainment Inc.(a)	3,192	22,121
Macrovision Corp.(a)	9,941	182,219
Magna Entertainment Corp. Class A(a)	7,261	7,043
National CineMedia Inc.	7,554	190,436
Penn National Gaming Inc.(a)	13,385	797,077
Pinnacle Entertainment Inc.(a)	11,091	261,304
Regal Entertainment Group Class A	14,536	262,666
Scientific Games Corp. Class A(a)	11,928	396,606
Shuffle Master Inc.(a)(b)	6,343	76,053
Six Flags Inc.(a)(b)	12,703	25,787

Speedway Motorsports Inc.	2,492	77,451
Steinway Musical Instruments Inc.	1,447	39,894
Vail Resorts Inc.(a)	5,825	313,443
Warner Music Group Corp.	6,467	39,190

		6,790,830
ENVIRONMENTAL CONTROL—0.28%
Allied Waste Industries Inc.(a)	52,256	575,861
American Ecology Corp.	2,926	68,702
Calgon Carbon Corp.(a)(b)	7,247	115,155
Casella Waste Systems Inc. Class A(a)	4,087	53,294
Clean Harbors Inc.(a)	2,994	154,790
Darling International Inc.(a)	14,550	168,198
EnergySolutions Inc.(a)	5,486	148,067
Fuel Tech Inc.(a)(b)	3,173	71,868
Metal Management Inc.	4,779	217,588
Mine Safety Appliances Co.	5,072	263,085
Nalco Holding Co.	26,353	637,216
Rentech Inc.(a)(b)	29,293	53,020
Republic Services Inc.	30,520	956,802
Stericycle Inc.(a)	16,156	959,666
Tetra Tech Inc.(a)	10,456	224,804
Waste Connections Inc.(a)	12,658	391,132
Waste Holdings Inc.	921	33,432
Waste Management Inc.	94,852	3,098,815
Waste Services Inc.(a)	3,501	30,004

		8,221,499
FOOD—1.64%
American Dairy Inc.(a)(b)	1,157	14,983
Arden Group Inc. Class A	214	33,104
Benihana Inc.(a)	2,224	28,356
Cal-Maine Foods Inc.	2,277	60,409
Campbell Soup Co.	42,499	1,518,489
Chiquita Brands International Inc.(a)	7,640	140,500
ConAgra Foods Inc.	91,264	2,171,171
Corn Products International Inc.	13,639	501,233
Dean Foods Co.	23,763	614,511
Del Monte Foods Co.	37,325	353,094
Flowers Foods Inc.	14,248	333,546
Fresh Del Monte Produce Inc.(a)	5,577	187,276
General Mills Inc.	59,271	3,378,447
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	4,285	134,249
H.J. Heinz Co.	59,490	2,776,993
Hain Celestial Group Inc.(a)	7,151	228,832
Hershey Co. (The)	30,794	1,213,284
Hormel Foods Corp.	13,608	550,852
Imperial Sugar Co.	2,116	39,717
Ingles Markets Inc. Class A	2,239	56,848
J&J Snack Foods Corp.	2,507	78,419
J.M. Smucker Co. (The)	10,364	533,124
Kellogg Co.	43,272	2,268,751
Kraft Foods Inc.	294,302	9,603,074
Kroger Co. (The)	128,968	3,444,735
Lance Inc.	5,578	113,903
M&F Worldwide Corp.(a)	2,187	117,770
McCormick & Co. Inc. NVS	24,042	911,432
Nash Finch Co.(b)	2,473	87,247
Performance Food Group Co.(a)	6,363	170,974
Pilgrim’s Pride Corp.	7,330	212,203
Ralcorp Holdings Inc.(a)	4,862	295,561
Ruddick Corp.	7,658	265,503
Safeway Inc.	80,923	2,768,376

Sanderson Farms Inc.	3,056	103,232
Sara Lee Corp.	134,719	2,163,587
Seaboard Corp.	69	101,430
Smithfield Foods Inc.(a)	19,995	578,255
Spartan Stores Inc.	3,886	88,795
SUPERVALU Inc.	38,612	1,448,722
Sysco Corp.	113,512	3,542,710
Tootsie Roll Industries Inc.	6,434	176,420
TreeHouse Foods Inc.(a)	5,618	129,158
Tyson Foods Inc. Class A	48,639	745,636
United Natural Foods Inc.(a)	7,705	244,403
Village Super Market Inc. Class A	544	27,684
Weis Markets Inc.	2,241	89,506
Whole Foods Market Inc.	25,877	1,055,782
Winn-Dixie Stores Inc.(a)	6,155	103,835
Wm. Wrigley Jr. Co.	43,936	2,572,453

		48,378,574
FOREST PRODUCTS & PAPER—0.40%
AbitibiBowater Inc.(b)	9,976	205,605
Buckeye Technologies Inc.(a)	6,832	85,400
Deltic Timber Corp.	1,878	96,698
Domtar Corp.(a)	79,181	608,902
International Paper Co.	80,022	2,591,112
Louisiana-Pacific Corp.(b)	19,388	265,228
MeadWestvaco Corp.	33,824	1,058,691
Mercer International Inc.(a)	5,743	44,968
Neenah Paper Inc.	2,660	77,539
P.H. Glatfelter Co.	8,091	123,873
Plum Creek Timber Co. Inc.	32,540	1,498,142
Potlatch Corp.	7,252	322,279
Rayonier Inc.	14,152	668,540
Rock-Tenn Co. Class A	6,321	160,617
Schweitzer-Mauduit International Inc.	2,829	73,299
Smurfit-Stone Container Corp.(a)	46,771	493,902
Temple-Inland Inc.	19,378	404,031
Wausau Paper Corp.	8,039	72,271
Weyerhaeuser Co.	39,549	2,916,343
Xerium Technologies Inc.	3,544	18,429

		11,785,869
GAS—0.32%
AGL Resources Inc.	14,251	536,408
Atmos Energy Corp.	16,324	457,725
Energen Corp.	13,214	848,735
EnergySouth Inc.	1,271	73,718
Laclede Group Inc. (The)	3,873	132,612
New Jersey Resources Corp.	5,046	252,401
Nicor Inc.	8,320	352,352
NiSource Inc.	50,390	951,867
Northwest Natural Gas Co.	4,856	236,293
Piedmont Natural Gas Co.	13,801	361,034
Sempra Energy	48,339	2,991,217
South Jersey Industries Inc.	5,290	190,916
Southern Union Co.	19,656	577,100
Southwest Gas Corp.	7,584	225,776
UGI Corp.	19,564	533,119
Vectren Corp.	14,112	409,389
WGL Holdings Inc.	9,148	299,688

		9,430,350
HAND & MACHINE TOOLS—0.13%
Baldor Electric Co.	8,474	285,235

Black & Decker Corp. (The)	11,652	811,562
Franklin Electric Co. Inc.(b)	3,472	132,873
Kennametal Inc.	14,228	538,672
Lincoln Electric Holdings Inc.	7,846	558,478
Raser Technologies Inc.(a)	5,595	83,086
Regal Beloit Corp.	5,761	258,957
Snap-On Inc.	10,636	513,081
Stanley Works (The)	15,399	746,544

		3,928,488
HEALTH CARE - PRODUCTS—3.32%
Abaxis Inc.(a)	3,775	135,371
ABIOMED Inc.(a)	5,179	80,482
Accuray Inc.(a)	2,970	45,203
Advanced Medical Optics Inc.(a)	11,056	271,204
Align Technology Inc.(a)	10,662	177,842
American Medical Systems Holdings Inc.(a)	12,955	187,329
AngioDynamics Inc.(a)	3,792	72,200
ArthroCare Corp.(a)(b)	5,124	246,208
Aspect Medical Systems Inc.(a)	2,977	41,678
Baxter International Inc.	119,549	6,939,819
Beckman Coulter Inc.	11,428	831,958
Becton, Dickinson and Co.	44,901	3,752,826
Boston Scientific Corp.(a)	243,987	2,837,569
Bruker BioSciences Corp.(a)	11,686	155,424
C.R. Bard Inc.	18,973	1,798,640
Cantel Medical Corp.(a)	2,072	30,210
Cepheid Inc.(a)	9,924	261,497
Conceptus Inc.(a)	5,278	101,549
CONMED Corp.(a)	5,102	117,907
Cooper Companies Inc. (The)	8,172	310,536
Covidien Ltd.	91,041	4,032,206
Cutera Inc.(a)	2,400	37,680
Cyberonics Inc.(a)	3,986	52,456
Cynosure Inc. Class A(a)	1,365	36,118
Datascope Corp.	2,324	84,594
DENTSPLY International Inc.	27,800	1,251,556
Edwards Lifesciences Corp.(a)	10,567	485,976
ev3 Inc.(a)	8,928	113,475
Gen-Probe Inc.(a)	9,583	603,058
Haemonetics Corp.(a)	4,950	311,949
Hansen Medical Inc.(a)(b)	1,781	53,323
Henry Schein Inc.(a)	16,327	1,002,478
Hillenbrand Industries Inc.	11,284	628,857
Hologic Inc.(a)	22,432	1,539,733
ICU Medical Inc.(a)	2,336	84,119
IDEXX Laboratories Inc.(a)	11,328	664,161
Immucor Inc.(a)	12,647	429,872
Insulet Corp.(a)	1,412	33,154
Intuitive Surgical Inc.(a)	6,887	2,234,831
Invacare Corp.	5,195	130,914
Inverness Medical Innovations Inc.(a)	12,328	692,587
Johnson & Johnson	531,615	35,458,720
Kensey Nash Corp.(a)	2,149	64,298
Kinetic Concepts Inc.(a)	9,758	522,638
LCA-Vision Inc.(b)	3,618	72,251
Luminex Corp.(a)	6,457	104,862
Masimo Corp.(a)	2,487	98,112
Medical Action Industries Inc.(a)	2,490	51,917
Medtronic Inc.	210,807	10,597,268
Mentor Corp.	6,207	242,694
Meridian Bioscience Inc.	7,158	215,313
Merit Medical Systems Inc.(a)	4,930	68,527

Metabolix Inc.(a)	2,590	61,642
Micrus Endovascular Corp.(a)	2,696	53,057
Minrad International Inc.(a)	8,482	27,566
Natus Medical Inc.(a)	3,868	74,846
Northstar Neuroscience Inc.(a)	3,516	32,699
NuVasive Inc.(a)	6,465	255,497
NxStage Medical Inc.(a)	3,643	55,264
OraSure Technologies Inc.(a)	8,308	73,858
Orthofix International NV(a)	2,986	173,098
Palomar Medical Technologies Inc.(a)	3,290	50,403
Patterson Companies Inc.(a)	25,556	867,626
PSS World Medical Inc.(a)	12,106	236,914
Quidel Corp.(a)	5,181	100,874
ResMed Inc.(a)	14,286	750,444
Respironics Inc.(a)	13,453	880,902
Sirona Dental Systems Inc.(a)	3,026	101,310
Sonic Innovations Inc.(a)	4,741	36,601
SonoSite Inc.(a)	2,997	100,909
Spectranetics Corp.(a)	5,607	85,955
St. Jude Medical Inc.(a)	62,014	2,520,249
Stereotaxis Inc.(a)(b)	4,699	57,422
Steris Corp.	12,069	348,070
Stryker Corp.	55,746	4,165,341
SurModics Inc.(a)(b)	2,729	148,103
Symmetry Medical Inc.(a)	6,356	110,785
TECHNE Corp.(a)	7,262	479,655
Thoratec Corp.(a)	9,566	174,006
TomoTherapy Inc.(a)	2,116	41,389
TranS1 Inc.(a)	1,190	19,599
Varian Medical Systems Inc.(a)	23,354	1,218,145
Ventana Medical Systems Inc.(a)	4,901	427,514
Visicu Inc.(a)	2,762	32,785
Vital Images Inc.(a)	3,086	55,764
Vital Sign Inc.	1,942	99,275
Volcano Corp.(a)	5,229	65,415
West Pharmaceutical Services Inc.	6,128	248,736
Wright Medical Group Inc.(a)	6,382	186,163
Zimmer Holdings Inc.(a)	43,485	2,876,533
Zoll Medical Corp.(a)	3,679	98,303

		97,787,866
HEALTH CARE - SERVICES—1.62%
Aetna Inc.	94,054	5,429,737
Air Methods Corp.(a)	1,868	92,784
Alliance Imaging Inc.(a)	4,577	44,031
Amedisys Inc.(a)	4,661	226,152
American Dental Partners Inc.(a)	2,265	22,718
AMERIGROUP Corp.(a)	9,767	356,007
AmSurg Corp.(a)	5,495	148,695
Apria Healthcare Group Inc.(a)	7,865	169,648
Assisted Living Concepts Inc.(a)	10,819	81,142
athenahealth Inc.(a)	1,267	45,612
Bio-Reference Laboratories Inc.(a)	1,992	65,099
Brookdale Senior Living Inc.	6,768	192,279
Capital Senior Living Corp.(a)	4,181	41,517
Centene Corp.(a)	7,859	215,651
Community Health Systems Inc.(a)	17,533	646,266
Covance Inc.(a)	11,677	1,011,462
Coventry Health Care Inc.(a)	28,637	1,696,742
DaVita Inc.(a)	19,287	1,086,822
Emeritus Corp.(a)	2,236	56,235
Ensign Group Inc. (The)	842	12,125
Genoptix Inc.(a)	1,047	32,143

Gentiva Health Services Inc.(a)	4,974	94,705
Health Management Associates Inc. Class A	45,173	270,135
Health Net Inc.(a)	20,589	994,449
HealthSouth Corp.(a)	14,658	307,818
Healthways Inc.(a)	6,483	378,867
Humana Inc.(a)	30,819	2,320,979
Hythiam Inc.(a)(b)	5,479	16,053
Kindred Healthcare Inc.(a)	5,460	136,391
Laboratory Corp. of America Holdings(a)	21,555	1,628,049
LHC Group Inc.(a)	2,602	64,998
LifePoint Hospitals Inc.(a)	10,715	318,664
Lincare Holdings Inc.(a)	15,352	539,776
Magellan Health Services Inc.(a)	7,256	338,347
Matria Healthcare Inc.(a)	3,869	91,966
MedCath Corp.(a)	1,800	44,208
Molina Healthcare Inc.(a)	2,422	93,731
National Healthcare Corp.	1,250	64,625
NightHawk Radiology Holdings Inc.(a)	3,853	81,106
Odyssey Healthcare Inc.(a)	6,069	67,123
Pediatrix Medical Group Inc.(a)	8,852	603,264
Psychiatric Solutions Inc.(a)	10,028	325,910
Quest Diagnostics Inc.	28,642	1,515,162
Radiation Therapy Services Inc.(a)	2,349	72,608
RehabCare Group Inc.(a)	3,172	71,560
Res-Care Inc.(a)	4,394	110,553
Sierra Health Services Inc.(a)	10,247	429,964
Skilled Healthcare Group Inc. Class A(a)	4,023	58,856
Sun Healthcare Group Inc.(a)	7,732	132,758
Sunrise Senior Living Inc.(a)	8,289	254,307
Tenet Healthcare Corp.(a)	87,336	443,667
UnitedHealth Group Inc.	245,854	14,308,703
Universal Health Services Inc. Class B	8,369	428,493
Virtual Radiologic Corp.(a)	812	16,467
WellCare Health Plans Inc.(a)	7,536	319,602
WellPoint Inc.(a)	104,901	9,202,965

		47,819,696
HOLDING COMPANIES - DIVERSIFIED—0.08%
Aldabra Acquisition Corp.(a)	7,494	72,992
Alternative Asset Management Acquisition Corp.(a)	7,494	68,570
Energy Infrastructure Acquisition Corp.(a)	4,009	40,651
Heckmann Corp.(a)	9,820	72,177
Hicks Acquisition Co. I Inc.(a)	10,089	92,718
Information Services Group Inc.(a)(b)	5,834	39,963
Leucadia National Corp.	30,127	1,418,982
Marathon Acquisition Corp.(a)	6,804	52,935
NRDC Acquisition Corp.(a)	7,567	69,389
NTR Acquisition Co.(a)	4,434	42,123
Resource America Inc. Class A	2,391	35,076
Triplecrown Acquisition Corp.(a)	8,777	80,222
Walter Industries Inc.	9,430	338,820

		2,424,618
HOME BUILDERS—0.16%
AMREP Corp.(b)	371	11,334
Beazer Homes USA Inc.(b)	7,041	52,315
Brookfield Homes Corp.(b)	2,029	32,058
Centex Corp.	22,000	555,720
Champion Enterprises Inc.(a)	13,809	130,081
D.R. Horton Inc.	57,306	754,720
Fleetwood Enterprises Inc.(a)	11,512	68,842
Hovnanian Enterprises Inc. Class A(a)(b)	6,726	48,225

KB Home	14,200	306,720
Lennar Corp. Class A	24,880	445,103
M.D.C. Holdings Inc.	6,288	233,473
M/I Homes Inc.	2,175	22,837
Meritage Homes Corp.(a)(b)	4,712	68,654
Monaco Coach Corp.	5,379	47,766
NVR Inc.(a)	789	413,436
Palm Harbor Homes Inc.(a)(b)	1,700	17,935
Pulte Homes Inc.	38,833	409,300
Ryland Group Inc.	7,563	208,361
Skyline Corp.	1,219	35,778
Standard-Pacific Corp.(b)	11,643	39,004
Thor Industries Inc.	6,417	243,910
Toll Brothers Inc.(a)	23,123	463,847
WCI Communities Inc.(a)(b)	5,556	21,002
Winnebago Industries Inc.	5,692	119,646

		4,750,067
HOME FURNISHINGS—0.11%
American Woodmark Corp.	2,128	38,687
Audiovox Corp. Class A(a)	3,033	37,609
DTS Inc.(a)	3,263	83,435
Ethan Allen Interiors Inc.	4,758	135,603
Furniture Brands International Inc.	8,663	87,150
Harman International Industries Inc.	11,269	830,638
Hooker Furniture Corp.	2,145	43,114
Kimball International Inc. Class B	4,727	64,760
La-Z-Boy Inc.(b)	9,255	73,392
Sealy Corp.(b)	8,032	89,878
Tempur-Pedic International Inc.	14,267	370,514
TiVo Inc.(a)	17,550	146,367
Universal Electronics Inc.(a)	2,585	86,442
Whirlpool Corp.	14,528	1,185,921

		3,273,510
HOUSEHOLD PRODUCTS & WARES—0.45%
ACCO Brands Corp.(a)	9,710	155,748
American Greetings Corp. Class A	9,980	202,594
Avery Dennison Corp.	19,524	1,037,505
Blyth Inc.	4,560	100,046
Central Garden & Pet Co. Class A(a)	12,570	67,375
Church & Dwight Co. Inc.	12,052	651,652
Clorox Co. (The)	25,332	1,650,886
CSS Industries Inc.	1,412	51,820
Ennis Inc.	4,591	82,638
Fortune Brands Inc.	28,079	2,031,796
Fossil Inc.(a)	8,083	339,324
Helen of Troy Ltd.(a)	5,446	93,344
Jarden Corp.(a)	12,661	298,926
Kimberly-Clark Corp.	78,118	5,416,702
Prestige Brands Holdings Inc.(a)	6,091	45,561
Russ Berrie and Co. Inc.(a)	3,003	49,129
Scotts Miracle-Gro Co. (The) Class A	8,100	303,102
Spectrum Brands Inc.(a)(b)	7,047	37,561
Standard Register Co. (The)	3,187	37,160
Tupperware Brands Corp.	11,339	374,527
WD-40 Co.	3,355	127,389

		13,154,785
HOUSEWARES—0.06%
Libbey Inc.	2,581	40,883
Lifetime Brands Inc.(b)	1,953	25,350
National Presto Industries Inc.	808	42,549

Newell Rubbermaid Inc.	51,237	1,326,014
Toro Co. (The)	7,437	404,870

		1,839,666
INSURANCE—4.28%
ACE Ltd.	60,284	3,724,346
Aflac Inc.	89,764	5,621,919
Alfa Corp.	5,875	127,311
Alleghany Corp.(a)	926	372,252
Allied World Assurance Holdings Ltd.	11,045	554,128
Allstate Corp. (The)	104,893	5,478,561
Ambac Financial Group Inc.(b)	18,677	481,306
American Equity Investment Life Holding Co.	10,219	84,716
American Financial Group Inc.	15,187	438,601
American International Group Inc.	411,365	23,982,579
American National Insurance Co.	2,897	351,232
American Physicians Capital Inc.	1,780	73,799
Amerisafe Inc.(a)	3,378	52,393
AmTrust Financial Services Inc.	4,594	63,259
Aon Corp.	53,794	2,565,436
Arch Capital Group Ltd.(a)	8,930	628,225
Argo Group International Holdings Ltd.(a)	5,462	230,114
Arthur J. Gallagher & Co.	17,740	429,131
Aspen Insurance Holdings Ltd.	16,192	466,977
Assurant Inc.	22,169	1,483,106
Assured Guaranty Ltd.	14,656	388,970
Axis Capital Holdings Ltd.	28,218	1,099,655
Baldwin & Lyons Inc. Class B	1,467	40,284
Brown & Brown Inc.	20,518	482,173
CastlePoint Holdings Ltd.	1,428	17,136
Chubb Corp.	73,733	4,024,347
CIGNA Corp.	52,716	2,832,431
Cincinnati Financial Corp.	31,587	1,248,950
Citizens Inc.(a)(b)	6,221	34,402
CNA Financial Corp.	5,365	180,908
CNA Surety Corp.(a)	2,986	59,093
Commerce Group Inc.	9,336	335,909
Conseco Inc.(a)	34,588	434,425
Crawford & Co. Class B(a)	4,553	18,895
Darwin Professional Underwriters Inc.(a)	1,381	33,379
Delphi Financial Group Inc. Class A	8,061	284,392
Donegal Group Inc. Class A	2,406	41,311
eHealth Inc.(a)	2,241	71,959
EMC Insurance Group Inc.	1,015	24,025
Employers Holdings Inc.	9,628	160,884
Endurance Specialty Holdings Ltd.	10,840	452,353
Enstar Group Ltd.(a)	1,254	153,515
Erie Indemnity Co. Class A	8,565	444,438
Everest Re Group Ltd.	11,596	1,164,238
FBL Financial Group Inc. Class A	2,579	89,053
Fidelity National Financial Inc.	40,514	591,910
First Acceptance Corp.(a)	3,090	13,040
First American Corp.	17,182	586,250
First Mercury Financial Corp.(a)	2,231	54,436
Flagstone Reinsurance Holdings Ltd	2,412	33,527
FPIC Insurance Group Inc.(a)	1,780	76,504
Genworth Financial Inc. Class A	79,648	2,027,042
Greenlight Capital Re Ltd.(a)	2,145	44,595
Hallmark Financial Services Inc.(a)	832	13,196
Hanover Insurance Group Inc. (The)	9,510	435,558
Harleysville Group Inc.	2,812	99,489
Hartford Financial Services Group Inc. (The)	58,136	5,068,878
HCC Insurance Holdings Inc.	20,500	587,940

Hilb Rogal & Hobbs Co.	6,648	269,709
Horace Mann Educators Corp.	7,779	147,334
Independence Holding Co.	1,124	14,219
Infinity Property and Casualty Corp.	3,223	116,447
IPC Holdings Ltd.	11,082	319,937
Kansas City Life Insurance Co.	844	36,790
LandAmerica Financial Group Inc.	3,094	103,494
Lincoln National Corp.	49,633	2,889,633
Loews Corp.	80,003	4,027,351
Markel Corp.(a)	1,821	894,293
Marsh & McLennan Companies Inc.	95,403	2,525,317
Max Capital Group Ltd.	11,200	313,488
MBIA Inc.(b)	24,150	449,915
Meadowbrook Insurance Group Inc.(a)	5,942	55,914
Mercury General Corp.	4,979	248,004
MetLife Inc.	86,572	5,334,567
MGIC Investment Corp.(b)	15,205	341,048
Midland Co. (The)	1,915	123,881
Montpelier Re Holdings Ltd.	18,838	320,434
National Interstate Corp.	967	32,008
National Western Life Insurance Co. Class A	435	90,206
Nationwide Financial Services Inc. Class A	9,697	436,462
Navigators Group Inc. (The)(a)	2,375	154,375
NYMAGIC Inc.	1,079	24,957
Odyssey Re Holdings Corp.	5,109	187,551
Old Republic International Corp.	42,228	650,733
OneBeacon Insurance Group Ltd.	5,105	109,758
PartnerRe Ltd.	10,477	864,667
Philadelphia Consolidated Holding Corp.(a)	10,465	411,798
Phoenix Companies Inc. (The)	21,251	252,249
Platinum Underwriters Holdings Ltd.	11,111	395,107
PMA Capital Corp. Class A(a)	5,888	48,399
PMI Group Inc. (The)	15,698	208,469
Presidential Life Corp.	3,873	67,816
Primus Guaranty Ltd.(a)(b)	8,090	56,711
Principal Financial Group Inc.	49,099	3,379,975
ProAssurance Corp.(a)	6,164	338,527
Progressive Corp. (The)	128,699	2,465,873
Protective Life Corp.	12,847	526,984
Prudential Financial Inc.	84,972	7,905,795
Radian Group Inc.(b)	14,432	168,566
RAM Holdings Ltd.(a)	3,264	16,124
Reinsurance Group of America Inc.	5,449	285,964
RenaissanceRe Holdings Ltd.	13,344	803,843
RLI Corp.	3,850	218,642
Safeco Corp.	17,576	978,632
Safety Insurance Group Inc.	2,927	107,187
Scottish Re Group Ltd.(a)	12,222	8,861
SeaBright Insurance Holdings Inc.(a)	3,756	56,640
Security Capital Assurance Ltd.(b)	4,295	16,708
Selective Insurance Group Inc.	9,879	227,118
StanCorp Financial Group Inc.	9,337	470,398
State Auto Financial Corp.	2,588	68,064
Stewart Information Services Corp.	3,155	82,314
Torchmark Corp.	17,533	1,061,272
Tower Group Inc.	3,594	120,040
Transatlantic Holdings Inc.	4,969	361,097
Travelers Companies Inc. (The)	121,831	6,554,508
Triad Guaranty Inc.(a)(b)	2,059	20,178
United America Indemnity Ltd. Class A(a)	4,452	88,684
United Fire & Casualty Co.	3,930	114,324
Unitrin Inc.	8,400	403,116
Universal American Corp.(a)	8,886	227,393

Unum Group	66,388	1,579,371
Validus Holdings Ltd.(a)	2,858	74,251
W.R. Berkley Corp.	29,948	892,750
Wesco Financial Corp.	268	109,076
White Mountains Insurance Group Ltd.	1,687	867,202
XL Capital Ltd. Class A	34,132	1,717,181
Zenith National Insurance Corp.	6,868	307,206

		126,105,786
INTERNET—2.26%
Akamai Technologies Inc.(a)(b)	30,262	1,047,065
Amazon.com Inc.(a)	55,892	5,177,835
Ariba Inc.(a)	14,114	157,371
Art Technology Group Inc.(a)	23,023	99,459
AsiaInfo Holdings Inc.(a)	5,707	62,777
Avocent Corp.(a)	9,083	211,725
Blue Coat Systems Inc.(a)	5,948	195,511
Blue Nile Inc.(a)(b)	2,474	168,380
Chordiant Software Inc.(a)	5,954	50,907
CMGI Inc.(a)	8,769	114,786
CNET Networks Inc.(a)	27,218	248,773
Cogent Communications Group Inc.(a)	8,988	213,105
comScore Inc.(a)	1,090	35,567
Constant Contact Inc.(a)	1,322	28,423
CyberSource Corp.(a)	11,551	205,261
DealerTrack Holdings Inc.(a)	6,514	218,024
Dice Holdings Inc.(a)	3,068	24,513
Digital River Inc.(a)	7,636	252,523
EarthLink Inc.(a)	22,189	156,876
eBay Inc.(a)	209,686	6,959,478
Equinix Inc.(a)	6,572	664,232
eResearch Technology Inc.(a)(b)	7,053	83,366
Expedia Inc.(a)	35,205	1,113,182
F5 Networks Inc.(a)	15,274	435,614
FTD Group Inc.	3,441	44,320
Global Sources Ltd.(a)	3,113	87,849
Google Inc. Class A(a)	42,084	29,100,244
GSI Commerce Inc.(a)	3,602	70,239
Harris Interactive Inc.(a)	9,477	40,372
HLTH Corp.(a)	33,334	446,676
HSW International Inc.(a)	2,366	14,740
i2 Technologies Inc.(a)(b)	2,785	35,091
IAC/InterActiveCorp(a)	32,163	865,828
iBasis Inc.	5,955	30,549
iMergent Inc.(b)	2,224	23,552
InfoSpace Inc.	5,877	110,488
Internap Network Services Corp.(a)	8,792	73,237
Internet Brands Inc. Class A(a)	1,099	7,726
Internet Capital Group Inc.(a)	6,955	81,652
Interwoven Inc.(a)	7,853	111,670
iPass Inc.(a)	9,085	36,885
j2 Global Communications Inc.(a)	9,175	194,235
Keynote Systems Inc.(a)	2,826	39,705
Knot Inc. (The)(a)	4,976	79,317
Liberty Media Corp. - Liberty Interactive Group Series A(a)	112,208	2,140,929
Lionbridge Technologies Inc.(a)	10,878	38,617
Liquidity Services Inc.(a)	1,901	24,523
LoopNet Inc.(a)(b)	4,879	68,550
McAfee Inc.(a)	29,209	1,095,338
MercadoLibre Inc.(a)	2,908	214,843
Move Inc.(a)	18,770	45,987
NetFlix Inc.(a)(b)	8,457	225,125

NIC Inc.	7,063	59,612
NutriSystem Inc.(a)(b)	6,178	166,682
1-800-FLOWERS.COM Inc.(a)	4,361	38,072
Online Resources Corp.(a)	5,538	66,013
Openwave Systems Inc.	14,906	38,756
Orbitz Worldwide Inc.(a)	6,153	52,301
Overstock.com Inc.(a)(b)	2,971	46,140
Perficient Inc.(a)	5,258	82,761
Priceline.com Inc.(a)	6,924	795,291
RealNetworks Inc.(a)	18,401	112,062
RightNow Technologies Inc.(a)	3,239	51,338
S1 Corp.(a)	9,880	72,124
Safeguard Scientifics Inc.(a)	21,772	39,190
Sapient Corp.(a)	14,673	129,269
Secure Computing Corp.(a)	8,387	80,515
Shutterfly Inc.(a)	2,619	67,099
Sohu.com Inc.(a)	4,948	269,765
SonicWALL Inc.(a)	11,636	124,738
Sourcefire Inc.(a)	1,182	9,858
Stamps.com Inc.(a)	3,168	38,586
Symantec Corp.(a)	165,084	2,664,456
TechTarget Inc.(a)	1,384	20,456
Terremark Worldwide Inc.(a)	8,728	56,732
TheStreet.com Inc.	3,733	59,429
TIBCO Software Inc.(a)	36,587	295,257
Travelzoo Inc.(a)	1,351	18,482
TriZetto Group Inc. (The)(a)	8,133	141,270
United Online Inc.	12,019	142,065
ValueClick Inc.(a)	18,351	401,887
Vasco Data Security International Inc.(a)	4,700	131,224
VeriSign Inc.(a)(b)	40,865	1,536,933
Vignette Corp.(a)	5,154	75,300
Vocus Inc.(a)	2,345	80,973
WebMD Health Corp. Class A(a)(b)	1,364	56,019
Websense Inc.(a)	8,081	137,215
Yahoo! Inc.(a)	221,966	5,162,929

		66,593,839
INVESTMENT COMPANIES—0.10%
Allied Capital Corp.(b)	28,134	604,881
American Capital Strategies Ltd.	34,389	1,133,461
Apollo Investment Corp.	21,794	371,588
Ares Capital Corp.	12,504	182,934
BlackRock Kelso Capital Corp.	1,811	27,672
Capital Southwest Corp.	540	63,936
Gladstone Capital Corp.(b)	3,144	53,448
Hercules Technology Growth Capital Inc.	5,684	70,595
Kayne Anderson Energy Development Co.	1,785	40,894
Kohlberg Capital Corp.	2,559	30,708
MCG Capital Corp.	11,251	130,399
MVC Capital Inc.	4,376	70,629
NGP Capital Resources Co.	3,170	49,547
Patriots Capital Funding Inc.	3,275	33,045
PennantPark Investment Corp.	3,604	36,112
Prospect Energy Corp.(b)	4,308	56,219
TICC Capital Corp.	4,272	39,431

		2,995,499
IRON & STEEL—0.41%
AK Steel Holding Corp.(a)	20,506	948,197
Allegheny Technologies Inc.	18,765	1,621,296
Carpenter Technology Corp.	9,184	690,361
Claymont Steel Holdings Inc.(a)	1,574	36,753

Cleveland-Cliffs Inc.	7,518	757,814
Esmark Inc.(a)	2,413	34,096
Gibraltar Industries Inc.	4,561	70,331
Nucor Corp.	55,314	3,275,695
Olympic Steel Inc.	1,582	50,165
Reliance Steel & Aluminum Co.	12,029	651,972
Schnitzer Steel Industries Inc. Class A	4,062	280,806
Steel Dynamics Inc.	16,218	966,106
United States Steel Corp.	21,716	2,625,682
Universal Stainless & Alloy Products Inc.(a)	1,185	42,150

		12,051,424
LEISURE TIME—0.28%
Ambassadors Group Inc.	2,831	51,836
Ambassadors International Inc.	1,618	23,590
Arctic Cat Inc.	2,165	25,850
Brunswick Corp.	16,746	285,519
Callaway Golf Co.	12,974	226,137
Carnival Corp.	80,169	3,566,719
Harley-Davidson Inc.	44,564	2,081,584
Life Time Fitness Inc.(a)	6,109	303,495
Marine Products Corp.	2,136	14,973
Multimedia Games Inc.(a)	4,407	36,754
Nautilus Inc.	5,683	27,563
Polaris Industries Inc.(b)	6,632	316,811
Royal Caribbean Cruises Ltd.	24,556	1,042,157
Town Sports International Holdings Inc.(a)	2,931	28,020
WMS Industries Inc.(a)	7,346	269,157

		8,300,165
LODGING—0.48%
Ameristar Casinos Inc.	4,802	132,247
Boyd Gaming Corp.	10,343	352,386
Choice Hotels International Inc.	6,712	222,838
Gaylord Entertainment Co.(a)	7,544	305,306
Harrah’s Entertainment Inc.	34,257	3,040,309
Las Vegas Sands Corp.(a)	19,122	1,970,522
Lodgian Inc.(a)	3,369	37,935
Marcus Corp.	3,787	58,509
Marriott International Inc. Class A	60,390	2,064,130
MGM MIRAGE(a)	21,645	1,818,613
Monarch Casino & Resort Inc.(a)	2,165	52,133
Morgans Hotel Group Co.(a)	4,202	81,015
MTR Gaming Group Inc.(a)	3,699	25,116
Orient-Express Hotels Ltd.	7,795	448,368
Riviera Holdings Corp.(a)	1,817	55,964
Starwood Hotels & Resorts Worldwide Inc.	37,202	1,638,004
Trump Entertainment Resorts Inc.(a)(b)	5,598	24,071
Wyndham Worldwide Corp.	33,407	787,069
Wynn Resorts Ltd.	10,029	1,124,552

		14,239,087
MACHINERY—1.10%
AGCO Corp.(a)	16,833	1,144,307
Albany International Corp. Class A	5,264	195,294
Altra Holdings Inc.(a)	2,347	39,031
Applied Industrial Technologies Inc.	7,756	225,079
Astec Industries Inc.(a)	3,381	125,739
Briggs & Stratton Corp.	8,893	201,515
Bucyrus International Inc. Class A	6,857	681,517
Cascade Corp.	2,127	98,820
Caterpillar Inc.	117,495	8,525,437
Chart Industries Inc.(a)	2,630	81,267

Cognex Corp.	7,977	160,737
Columbus McKinnon Corp.(a)	3,385	110,419
Cummins Inc.	19,123	2,435,697
Deere & Co.	83,246	7,751,868
Flow International Corp.(a)	6,694	62,388
Flowserve Corp.	10,512	1,011,254
Gardner Denver Inc.(a)	9,752	321,816
Gehl Corp.(a)	1,875	30,075
Gerber Scientific Inc.(a)	4,160	44,928
Gorman-Rupp Co. (The)	2,582	80,558
Graco Inc.	11,882	442,723
Hardinge Inc.	1,995	33,476
Hurco Companies Inc.(a)	1,020	44,523
IDEX Corp.	14,863	537,000
Intermec Inc.(a)	10,893	221,237
Intevac Inc.(a)	3,790	55,107
iRobot Corp.(a)(b)	2,764	49,973
Joy Global Inc.	19,948	1,312,977
Kadant Inc.(a)	2,494	73,997
Lindsay Corp.(b)	2,095	148,096
Manitowoc Co. Inc. (The)	22,964	1,121,332
Middleby Corp. (The)(a)	2,556	195,841
NACCO Industries Inc.	1,107	110,357
Nordson Corp.	6,239	361,612
Park-Ohio Holdings Corp.(a)	1,445	36,270
Robbins & Myers Inc.	2,521	190,663
Rockwell Automation Inc.	27,546	1,899,572
Sauer-Danfoss Inc.	1,969	49,323
Tecumseh Products Co. Class A(a)(b)	2,784	65,173
Tennant Co.	3,042	134,730
Terex Corp.(a)	18,977	1,244,322
TurboChef Technologies Inc.(a)	3,541	58,427
Twin Disc Inc.	828	58,598
Wabtec Corp.	9,021	310,683
Zebra Technologies Corp. Class A(a)	12,724	441,523

		32,525,281
MANUFACTURING—4.50%
A.O. Smith Corp.	3,714	130,176
Actuant Corp. Class A	10,155	345,372
Acuity Brands Inc.	8,071	363,195
American Railcar Industries Inc.	1,702	32,764
Ameron International Corp.	1,652	152,232
AptarGroup Inc.	12,707	519,843
AZZ Inc.(a)	2,098	59,478
Barnes Group Inc.	8,581	286,520
Blount International Inc.(a)	6,844	84,250
Brink’s Co. (The)	8,042	480,429
Carlisle Companies Inc.	11,378	421,327
Ceradyne Inc.(a)	5,029	236,011
CLARCOR Inc.	9,481	359,994
Cooper Industries Ltd.	33,496	1,771,268
Crane Co.	9,383	402,531
Danaher Corp.	45,159	3,962,251
Donaldson Co. Inc.	14,513	673,113
Dover Corp.	37,610	1,733,445
Eastman Kodak Co.	52,871	1,156,289
Eaton Corp.	26,840	2,602,138
EnPro Industries Inc.(a)	4,054	124,255
ESCO Technologies Inc.(a)	4,659	186,080
Federal Signal Corp.	8,641	96,952
FreightCar America Inc.	2,211	77,385
General Electric Co.	1,888,264	69,997,946

GenTek Inc.(a)	1,567	45,866
Griffon Corp.(a)	5,357	66,695
Harsco Corp.	15,489	992,380
Hexcel Corp.(a)	17,425	423,079
Honeywell International Inc.	143,055	8,807,896
Illinois Tool Works Inc.	91,066	4,875,674
Ingersoll-Rand Co. Ltd. Class A	50,236	2,334,467
ITT Industries Inc.	33,315	2,200,123
Koppers Holdings Inc.	3,118	134,822
Lancaster Colony Corp.	4,036	160,229
Leggett & Platt Inc.	32,402	565,091
LSB Industries Inc.(a)	3,069	86,607
Matthews International Corp. Class A	5,692	266,784
Myers Industries Inc.	5,049	73,059
Pall Corp.	22,645	913,046
Parker Hannifin Corp.	31,822	2,396,515
Pentair Inc.	18,251	635,317
Polypore International Inc.(a)	2,714	47,495
Raven Industries Inc.	2,885	110,755
Reddy Ice Holdings Inc.	3,912	99,013
Roper Industries Inc.	16,176	1,011,647
Smith & Wesson Holding Corp.(a)	5,325	32,483
SPX Corp.	9,734	1,001,142
Standex International Corp.	2,245	39,175
Sturm, Ruger & Co. Inc.(a)	4,069	33,691
Teleflex Inc.	7,191	453,105
Textron Inc.	45,790	3,264,827
3M Co.	132,136	11,141,708
Tredegar Corp.	5,662	91,045
Trinity Industries Inc.	14,704	408,183
Tyco International Ltd.	90,905	3,604,383

		132,571,546
MEDIA—2.67%
Acacia Research Corp. - Acacia Technologies Group(a)	5,136	46,121
Belo Corp.	15,854	276,494
Cablevision Systems Corp.(a)	40,312	987,644
CBS Corp. Class B	110,655	3,015,349
Central European Media Enterprises Ltd.(a)	6,252	725,107
Charter Communications Inc. Class A(a)(b)	73,532	86,032
Citadel Broadcasting Corp.	32,790	67,547
CKX Inc.(a)	6,805	81,660
Clear Channel Communications Inc.	91,387	3,154,679
Comcast Corp. Class A(a)	541,826	9,893,743
Courier Corp.	1,863	61,498
Cox Radio Inc. Class A(a)	5,970	72,536
Crown Media Holdings Inc. Class A(a)(b)	2,910	18,915
CTC Media Inc.(a)	9,370	282,974
Cumulus Media Inc. Class A(a)(b)	5,122	41,181
DG FastChannel Inc.(a)	2,855	73,202
DIRECTV Group Inc. (The)(a)	131,333	3,036,419
Discovery Holding Co. Class A(a)	51,255	1,288,551
Dolan Media Co.(a)	2,019	58,894
E.W. Scripps Co. Class A	16,480	741,765
EchoStar Communications Corp.(a)	38,108	1,437,434
Emmis Communications Corp.(a)	5,735	22,080
Entercom Communications Corp.	5,950	81,456
Entravision Communications Corp.(a)	12,438	97,390
Fisher Communications Inc.(a)	1,110	42,136
Gannett Co. Inc.	42,930	1,674,270
GateHouse Media Inc.	4,114	36,121
Gemstar-TV Guide International Inc.(a)	46,509	221,383

Gray Television Inc.	7,527	60,367
Hearst-Argyle Television Inc.	4,462	98,655
Idearc Inc.	26,721	469,221
John Wiley & Sons Inc. Class A	9,372	401,496
Journal Communications Inc. Class A	8,483	75,838
Lee Enterprises Inc.	8,284	121,361
Liberty Global Inc. Class A(a)	70,336	2,756,468
Liberty Media Corp. - Liberty Capital Group Series A(a)	23,667	2,756,969
Lin TV Corp. Class A(a)	4,909	59,743
LodgeNet Entertainment Corp.(a)(b)	4,085	71,242
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	4,776	44,274
McClatchy Co. (The) Class A(b)	8,123	101,700
McGraw-Hill Companies Inc. (The)	62,880	2,754,773
Media General Inc. Class A	3,969	84,341
Mediacom Communications Corp.(a)	9,761	44,803
Meredith Corp.	8,865	487,398
New York Times Co. (The) Class A	26,272	460,548
News Corp. Class A	418,096	8,566,787
Nexstar Broadcasting Group Inc. Class A(a)	1,903	17,393
Playboy Enterprises Inc. Class B(a)	3,956	36,079
PRIMEDIA Inc.	7,939	67,482
Radio One Inc. Class D(a)	13,760	32,611
Salem Communications Corp. Class A	1,666	10,979
Scholastic Corp.(a)	5,678	198,105
Sinclair Broadcast Group Inc. Class A	8,841	72,585
Sirius Satellite Radio Inc.(a)(b)	268,991	815,043
Spanish Broadcasting System Inc. Class A(a)	7,266	13,442
Sun-Times Media Group Inc. Class A(a)(c)	11,737	25,821
Time Warner Cable Inc. Class A(a)	28,544	787,814
Time Warner Inc.	691,033	11,408,955
Value Line Inc.	255	10,266
Viacom Inc. Class B(a)	111,860	4,912,891
Walt Disney Co. (The)	363,563	11,735,814
Washington Post Co. (The) Class B	1,082	856,327
Westwood One Inc.	12,785	25,442
World Wrestling Entertainment Inc.	4,053	59,822
XM Satellite Radio Holdings Inc. Class A(a)	52,101	637,716

		78,763,152
METAL FABRICATE & HARDWARE—0.25%
A.M. Castle & Co.	2,458	66,833
Ampco-Pittsburgh Corp.	1,297	49,455
CIRCOR International Inc.	2,953	136,901
Commercial Metals Co.	21,764	640,950
Dynamic Materials Corp.	2,182	128,520
Haynes International Inc.(a)	2,097	145,742
Kaydon Corp.	5,101	278,209
L.B. Foster Co. Class A(a)	1,893	97,925
Ladish Co. Inc.(a)	2,602	112,380
Lawson Products Inc.	756	28,668
Mueller Industries Inc.	6,652	192,841
Mueller Water Products Inc. Class A(b)	20,643	196,521
Northwest Pipe Co.(a)	1,619	63,368
Precision Castparts Corp.	25,227	3,498,985
Quanex Corp.	6,879	357,020
RBC Bearings Inc.(a)	3,791	164,757
Sun Hydraulics Corp.	2,002	50,510
Timken Co. (The)	17,334	569,422
TriMas Corp.(a)	2,472	26,178
Valmont Industries Inc.	3,447	307,197
Worthington Industries Inc.	12,816	229,150

		7,341,532

MINING—0.77%
Alcoa Inc.	159,575	5,832,466
AMCOL International Corp.	4,605	165,918
Apex Silver Mines Ltd.(a)	10,559	160,919
Brush Engineered Materials Inc.(a)	3,662	135,567
Century Aluminum Co.(a)	5,284	285,019
Coeur d’Alene Mines Corp.(a)(b)	84,382	416,847
Compass Minerals International Inc.	5,800	237,800
Freeport-McMoRan Copper & Gold Inc.	69,940	7,164,654
General Moly Inc.(a)	8,677	101,261
Hecla Mining Co.(a)	22,478	210,169
Horsehead Holding Corp.(a)	1,006	17,072
Kaiser Aluminum Corp.	2,715	215,788
Newmont Mining Corp.	77,961	3,806,836
Royal Gold Inc.	4,696	143,322
RTI International Metals Inc.(a)	4,274	294,607
Southern Copper Corp.	13,452	1,414,209
Stillwater Mining Co.(a)	7,517	72,614
Titanium Metals Corp.(b)	12,563	332,291
Uranium Resources Inc.(a)	9,360	116,813
US Gold Corp.(a)	9,984	29,553
USEC Inc.(a)	19,567	176,103
Vulcan Materials Co.	19,130	1,512,992

		22,842,820
OFFICE & BUSINESS EQUIPMENT—0.16%
IKON Office Solutions Inc.(b)	20,139	262,210
Pitney Bowes Inc.	40,218	1,529,893
Xerox Corp.	171,983	2,784,405

		4,576,508
OFFICE FURNISHINGS—0.04%
CompX International Inc.	283	4,137
Herman Miller Inc.	11,811	382,558
HNI Corp.	8,867	310,877
Interface Inc. Class A	9,852	160,785
Knoll Inc.	8,936	146,818
Steelcase Inc. Class A	14,810	235,035

		1,240,210
OIL & GAS—9.26%
Alon USA Energy Inc.	2,346	63,764
Anadarko Petroleum Corp.	85,167	5,594,620
Apache Corp.	60,771	6,535,313
Apco Argentina Inc.	1,654	45,518
Approach Resources Inc.(a)	1,586	20,396
Arena Resources Inc.(a)	5,538	230,990
Atlas America Inc.	4,274	252,935
ATP Oil & Gas Corp.(a)	4,635	234,253
Atwood Oceanics Inc.(a)	5,068	508,016
Berry Petroleum Co. Class A	7,335	326,041
Bill Barrett Corp.(a)	5,555	232,588
Bois d’Arc Energy Inc.(a)	3,266	64,830
BPZ Resources Inc.(a)(b)	10,187	113,891
Brigham Exploration Co.(a)	8,202	61,679
Bronco Drilling Co. Inc.(a)	4,673	69,394
Cabot Oil & Gas Corp.	17,718	715,276
Callon Petroleum Co.(a)	3,747	61,638
Carrizo Oil & Gas Inc.(a)	4,426	242,324
Cheniere Energy Inc.(a)	7,789	254,233
Chesapeake Energy Corp.	84,463	3,310,950
Chevron Corp.	394,457	36,814,672

Cimarex Energy Co.	15,229	647,689
Clayton Williams Energy Inc.(a)	1,010	31,472
CNX Gas Corp.(a)	5,030	160,709
Comstock Resources Inc.(a)	8,044	273,496
Concho Resources Inc.(a)	4,171	85,964
ConocoPhillips	299,962	26,486,645
Contango Oil & Gas Co.(a)	2,374	120,813
Continental Resources Inc.(a)	5,309	138,724
Crosstex Energy Inc.	6,636	247,125
CVR Energy Inc.(a)	3,662	91,330
Delek US Holdings Inc.	2,118	42,847
Delta Petroleum Corp.(a)	11,821	222,826
Denbury Resources Inc.(a)	44,384	1,320,424
Devon Energy Corp.	81,641	7,258,701
Diamond Offshore Drilling Inc.	12,545	1,781,390
Edge Petroleum Corp.(a)	5,134	30,445
Encore Acquisition Co.(a)	9,857	328,928
Energy Partners Ltd.(a)	5,096	60,184
ENSCO International Inc.	27,427	1,635,198
EOG Resources Inc.	44,848	4,002,684
EXCO Resources Inc.(a)	11,092	171,704
Exxon Mobil Corp.	1,033,924	96,868,336
Forest Oil Corp.(a)	14,459	735,096
Frontier Oil Corp.	20,332	825,073
FX Energy Inc.(a)	6,434	36,545
GeoGlobal Resources Inc.(a)(b)	5,816	28,789
GeoMet Inc.(a)	3,243	16,864
GMX Resources Inc.(a)	2,074	66,949
Goodrich Petroleum Corp.(a)(b)	3,424	77,451
Grey Wolf Inc.(a)	33,263	177,292
Gulfport Energy Corp.(a)	4,110	75,049
Harvest Natural Resources Inc.(a)	6,747	84,338
Helmerich & Payne Inc.	18,881	756,562
Hess Corp.	51,003	5,144,163
Holly Corp.	8,286	421,675
Marathon Oil Corp.	132,007	8,033,946
Mariner Energy Inc.(a)	16,056	367,361
McMoRan Exploration Co.(a)	7,704	100,845
Meridian Resource Corp. (The)(a)	16,085	29,114
Murphy Oil Corp.	34,568	2,932,749
Nabors Industries Ltd.(a)	51,761	1,417,734
Newfield Exploration Co.(a)	23,800	1,254,260
Noble Corp.	49,154	2,777,693
Noble Energy Inc.	31,355	2,493,350
Occidental Petroleum Corp.	152,977	11,777,699
Oilsands Quest Inc.(a)	25,196	102,800
Parallel Petroleum Corp.(a)	7,475	131,784
Parker Drilling Co.(a)	20,084	151,634
Patterson-UTI Energy Inc.	28,676	559,756
Penn Virginia Corp.	7,478	326,265
PetroCorp Inc. Escrow(c)	1,248	0
Petrohawk Energy Corp.(a)	31,110	538,514
Petroleum Development Corp.(a)	2,674	158,114
PetroQuest Energy Inc.(a)	7,464	106,735
Pioneer Drilling Co.(a)	8,926	106,041
Pioneer Natural Resources Co.	22,634	1,105,445
Plains Exploration & Production Co.(a)	20,702	1,117,908
Pride International Inc.(a)	30,417	1,031,136
Quicksilver Resources Inc.(a)	9,223	549,599
Range Resources Corp.	27,098	1,391,753
Rex Energy Corp.(a)	1,753	20,913
Rosetta Resources Inc.(a)	9,142	181,286
Rowan Companies Inc.	20,430	806,168

SandRidge Energy Inc.(a)	5,159	185,002
Southwestern Energy Co.(a)	31,264	1,742,030
St. Mary Land & Exploration Co.	11,571	446,756
Stone Energy Corp.(a)	5,053	237,036
SulphCo Inc.(a)(b)	8,044	41,990
Sunoco Inc.	22,278	1,613,818
Swift Energy Co.(a)	5,611	247,052
Tesoro Corp.	24,983	1,191,689
Toreador Resources Corp.(a)	2,716	18,985
Transocean Inc.	56,893	8,144,233
TXCO Resources Inc.(a)	6,056	73,035
Unit Corp.(a)	8,571	396,409
VAALCO Energy Inc.(a)	10,647	49,509
Valero Energy Corp.	100,722	7,053,562
Venoco Inc.(a)	2,813	56,063
W&T Offshore Inc.	5,028	150,639
Warren Resources Inc.(a)	10,548	149,043
Western Refining Inc.	4,899	118,605
Whiting Petroleum Corp.(a)	7,791	449,229
XTO Energy Inc.	88,719	4,556,608

		272,698,696
OIL & GAS SERVICES—1.99%
Allis-Chalmers Energy Inc.(a)	4,559	67,245
Baker Hughes Inc.	58,720	4,762,192
Basic Energy Services Inc.(a)	7,338	161,069
BJ Services Co.	54,025	1,310,647
Cal Dive International Inc.(a)	7,721	102,226
Cameron International Corp.(a)	40,376	1,943,297
CARBO Ceramics Inc.	3,659	136,115
Complete Production Services Inc.(a)	7,693	138,243
Dawson Geophysical Co.(a)	1,371	97,972
Dresser-Rand Group Inc.(a)	15,730	614,257
Dril-Quip Inc.(a)	4,965	276,352
Exterran Holdings Inc.(a)	11,115	909,207
Flotek Industries Inc.(a)	3,292	118,644
FMC Technologies Inc.(a)	23,908	1,355,584
Geokinetics Inc.(a)	1,222	23,768
Global Industries Ltd.(a)	16,938	362,812
Grant Prideco Inc.(a)	23,331	1,295,104
Gulf Island Fabrication Inc.	1,922	60,947
Halliburton Co.	167,713	6,358,000
Helix Energy Solutions Group Inc.(a)	16,661	691,432
Hercules Offshore Inc.(a)	15,188	361,171
Hornbeck Offshore Services Inc.(a)	4,134	185,823
ION Geophysical Corp.(a)(b)	15,118	238,562
Lufkin Industries Inc.	2,704	154,912
MarkWest Hydrocarbon Inc.	1,140	71,421
Matrix Service Co.(a)	4,851	105,849
NATCO Group Inc. Class A(a)	3,445	186,547
National Oilwell Varco Inc.(a)	65,207	4,790,106
Newpark Resources Inc.(a)	16,188	88,225
Oceaneering International Inc.(a)	9,947	669,930
Oil States International Inc.(a)	9,055	308,957
RPC Inc.	5,809	68,023
Schlumberger Ltd.	216,329	21,280,284
SEACOR Holdings Inc.(a)	4,468	414,362
Smith International Inc.	36,800	2,717,680
Superior Energy Services Inc.(a)	14,791	509,106
Superior Offshore International Inc.(a)	1,816	9,116
Superior Well Services Inc.(a)	2,823	59,904
T-3 Energy Services Inc.(a)	1,250	58,763
Tetra Technologies Inc.(a)	13,060	203,344

Tidewater Inc.	10,244	561,986
Trico Marine Services Inc.(a)	2,143	79,334
Union Drilling Inc.(a)	2,466	38,889
Weatherford International Ltd.(a)	61,858	4,243,459
W-H Energy Services Inc.(a)	5,644	317,249
Willbros Group Inc.(a)	6,753	258,572

		58,766,687
PACKAGING & CONTAINERS—0.23%
AEP Industries Inc.(a)	1,161	37,164
Ball Corp.	18,762	844,290
Bemis Co. Inc.	19,195	525,559
Chesapeake Corp.	3,590	18,632
Crown Holdings Inc.(a)	29,895	766,807
Graphic Packaging Corp.(a)	12,359	45,605
Greif Inc. Class A	6,123	400,261
Owens-Illinois Inc.(a)	28,342	1,402,929
Packaging Corp. of America	16,989	479,090
Pactiv Corp.(a)	23,795	633,661
Sealed Air Corp.	29,486	682,306
Silgan Holdings Inc.	4,477	232,535
Sonoco Products Co.	18,318	598,632

		6,667,471
PHARMACEUTICALS—5.18%
Abbott Laboratories	282,778	15,877,985
ACADIA Pharmaceuticals Inc.(a)	5,574	61,704
Adams Respiratory Therapeutics Inc.(a)	6,658	397,749
Akorn Inc.(a)	9,916	72,783
Alexza Pharmaceuticals Inc.(a)	3,661	29,617
Alkermes Inc.(a)	18,097	282,132
Allergan Inc.	55,938	3,593,457
Allos Therapeutics Inc.(a)	7,511	47,244
Alnylam Pharmaceuticals Inc.(a)	6,365	185,094
Alpharma Inc. Class A(a)	7,810	157,372
Altus Pharmaceuticals Inc.(a)(b)	3,789	19,627
AmerisourceBergen Corp.	30,918	1,387,291
Amicus Therapeutics Inc.(a)	910	9,783
Amylin Pharmaceuticals Inc.(a)	24,088	891,256
Animal Health International Inc.(a)	2,125	26,138
APP Pharmaceuticals Inc.(a)	4,509	46,307
Array BioPharma Inc.(a)	8,464	71,267
Auxilium Pharmaceuticals Inc.(a)	5,730	171,843
Barr Pharmaceuticals Inc.(a)	20,096	1,067,098
Bentley Pharmaceuticals Inc.(a)	3,437	51,864
Biodel Inc.(a)	912	21,186
BioForm Medical Inc.(a)	2,029	13,858
BioMarin Pharmaceutical Inc.(a)	17,615	623,571
Bionovo Inc.(a)(b)	8,092	13,837
Bradley Pharmaceuticals Inc.(a)	2,300	45,310
Bristol-Myers Squibb Co.	361,076	9,575,736
Cadence Pharmaceuticals Inc.(a)	2,916	43,332
Caraco Pharmaceutical Laboratories Ltd.(a)	1,787	30,647
Cardinal Health Inc.	66,955	3,866,651
Cephalon Inc.(a)	12,191	874,826
Cubist Pharmaceuticals Inc.(a)(b)	9,970	204,485
CV Therapeutics Inc.(a)(b)	10,697	96,808
Cypress Bioscience Inc.(a)	6,792	74,916
Cytrx Corp.(a)(b)	15,683	44,540
Dendreon Corp.(a)(b)	15,014	93,387
Discovery Laboratories Inc.(a)	15,220	32,723
DURECT Corp.(a)	14,053	90,361
Eli Lilly and Co.	182,263	9,731,022

Emergent BioSolutions Inc.(a)	1,074	5,434
Endo Pharmaceuticals Holdings Inc.(a)	24,423	651,361
Express Scripts Inc.(a)	40,320	2,943,360
Forest Laboratories Inc.(a)	58,631	2,137,100
Gilead Sciences Inc.(a)	171,329	7,882,847
HealthExtras Inc.(a)	5,564	145,109
Herbalife Ltd.	9,100	366,548
Hospira Inc.(a)	28,676	1,222,745
Idenix Pharmaceuticals Inc.(a)(b)	4,493	12,131
I-Flow Corp.(a)	3,702	58,418
ImClone Systems Inc.(a)	11,063	475,709
Indevus Pharmaceuticals Inc.(a)	10,962	76,186
Isis Pharmaceuticals Inc.(a)(b)	15,851	249,653
Javelin Pharmaceuticals Inc.(a)	7,650	28,611
Jazz Pharmaceuticals Inc.(a)	1,091	16,038
King Pharmaceuticals Inc.(a)	44,849	459,254
K-V Pharmaceutical Co. Class A(a)	6,369	181,771
Ligand Pharmaceuticals Inc. Class B	16,240	78,439
Mannatech Inc.(b)	2,817	17,803
MannKind Corp.(a)(b)	9,465	75,341
MAP Pharmaceuticals Inc.(a)	1,087	19,033
Medarex Inc.(a)	23,427	244,109
Medco Health Solutions Inc.(a)	51,417	5,213,684
Medicines Co. (The)(a)	9,322	178,610
Medicis Pharmaceutical Corp. Class A	10,066	261,414
Merck & Co. Inc.	397,764	23,114,066
MGI PHARMA INC.(a)	14,674	594,737
Mylan Inc.	55,376	778,587
Nabi Biopharmaceuticals(a)	10,905	39,367
Nastech Pharmaceutical Co. Inc.(a)(b)	4,571	17,370
NBTY Inc.(a)	10,249	280,823
Neurocrine Biosciences Inc.(a)	6,830	31,008
Neurogen Corp.(a)	5,701	19,668
Noven Pharmaceuticals Inc.(a)	4,485	62,252
Obagi Medical Products Inc.(a)	975	17,833
Omnicare Inc.	22,220	506,838
Onyx Pharmaceuticals Inc.(a)	10,064	559,760
OSI Pharmaceuticals Inc.(a)	10,644	516,340
Osiris Therapeutics Inc.(a)(b)	2,309	27,754
Pain Therapeutics Inc.(a)	6,487	68,762
Par Pharmaceutical Companies Inc.(a)	6,477	155,448
Penwest Pharmaceuticals Co.(a)	4,192	24,523
Perrigo Co.	14,250	498,893
PetMed Express Inc.(a)	3,868	46,803
Pfizer Inc.	1,288,071	29,277,854
PharMerica Corp.(a)	4,841	67,193
Pharmion Corp.(a)	4,826	303,362
Poniard Pharmaceuticals Inc.(a)	4,185	18,456
POZEN Inc.(a)(b)	4,570	54,840
Progenics Pharmaceuticals Inc.(a)	4,668	84,351
Rigel Pharmaceuticals Inc.(a)	5,429	137,842
Salix Pharmaceuticals Ltd.(a)(b)	8,494	66,933
Santarus Inc.(a)	9,139	25,132
Schering-Plough Corp.	297,223	7,918,021
Sciele Pharma Inc.(a)(b)	6,350	129,858
Sepracor Inc.(a)	19,538	512,873
Sirtris Pharmaceuticals Inc.(a)(b)	1,075	14,717
Somaxon Pharmaceuticals Inc.(a)	1,815	9,456
Sucampo Pharmaceuticals Inc.(a)	778	14,269
Synta Pharmaceuticals Corp.(a)(b)	911	6,104
Synutra International Inc.(a)(b)	787	23,767
Tiens Biotech Group (USA) Inc.(a)	626	1,465
Trubion Pharmaceuticals Inc.(a)	1,571	15,710

United Therapeutics Corp.(a)	3,818	372,828
USANA Health Sciences Inc.(a)(b)	1,524	56,510
Valeant Pharmaceuticals International(a)	17,086	204,519
Vanda Pharmaceuticals Inc.(a)	4,779	32,880
VCA Antech Inc.(a)	15,355	679,152
ViroPharma Inc.(a)	12,562	99,742
VIVUS Inc.(a)	10,506	54,421
Warner Chilcott Ltd. Class A(a)	16,384	290,488
Watson Pharmaceuticals Inc.(a)	18,797	510,151
Wyeth	246,794	10,905,827
XenoPort Inc.(a)	4,055	226,593
Zymogenetics Inc.(a)	7,001	81,702

		152,483,363
PIPELINES—0.46%
El Paso Corp.	128,508	2,215,478
Equitable Resources Inc.	22,243	1,185,107
National Fuel Gas Co.	15,241	711,450
ONEOK Inc.	19,058	853,227
Questar Corp.	31,620	1,710,642
Spectra Energy Corp.	116,026	2,995,791
Williams Companies Inc. (The)	109,985	3,935,263

		13,606,958
REAL ESTATE—0.10%
Avatar Holdings Inc.(a)(b)	1,085	45,375
CB Richard Ellis Group Inc. Class A(a)(b)	36,052	776,921
Consolidated-Tomoka Land Co.	1,085	68,008
Forest City Enterprises Inc. Class A	13,137	583,808
Forestar Real Estate Group Inc.	6,459	152,368
Grubb & Ellis Co.	2,847	18,249
HFF Inc. Class A(a)	2,968	22,972
Hilltop Holdings Inc.(a)	8,545	93,311
Jones Lang LaSalle Inc.	6,691	476,132
Meruelo Maddux Properties Inc.(a)	8,225	32,900
Resource Capital Corp.	3,952	36,793
St. Joe Co. (The)(b)	13,698	486,416
Stratus Properties Inc.(a)(b)	900	30,546
Tarragon Corp.(a)(b)	2,484	3,726
Thomas Properties Group Inc.	4,278	46,117

		2,873,642
REAL ESTATE INVESTMENT TRUSTS—1.75%
Acadia Realty Trust	5,793	148,359
Agree Realty Corp.	1,395	41,990
Alesco Financial Inc.(b)	11,912	39,071
Alexander’s Inc.(a)	378	133,529
Alexandria Real Estate Equities Inc.	5,835	593,244
AMB Property Corp.	18,278	1,052,082
American Campus Communities Inc.	4,927	132,290
American Financial Realty Trust	23,434	187,941
Annaly Capital Management Inc.	73,998	1,345,284
Anthracite Capital Inc.	11,700	84,708
Anworth Mortgage Asset Corp.	9,851	81,369
Apartment Investment and Management Co. Class A	17,719	615,381
Arbor Realty Trust Inc.	2,560	41,242
Ashford Hospitality Trust Inc.	19,077	137,164
Associated Estates Realty Corp.	2,845	26,857
AvalonBay Communities Inc.	14,617	1,376,044
BioMed Realty Trust Inc.	12,171	282,002
Boston Properties Inc.	18,816	1,727,497
Brandywine Realty Trust	16,099	288,655

BRE Properties Inc. Class A	9,298	376,848
BRT Realty Trust	1,257	19,232
Camden Property Trust	10,372	499,412
Capital Trust Inc. Class A	2,405	73,713
CapitalSource Inc.	25,769	453,277
CapLease Inc.	7,838	65,996
CBL & Associates Properties Inc.	11,811	282,401
CBRE Realty Finance Inc.	5,186	27,693
Cedar Shopping Centers Inc.	7,967	81,502
Chimera Investment Corp.	6,092	108,925
Colonial Properties Trust	8,366	189,323
Corporate Office Properties Trust	7,026	221,319
Cousins Properties Inc.	7,349	162,413
Crystal River Capital Inc.(b)	4,560	65,846
DCT Industrial Trust Inc.	31,178	290,267
Deerfield Capital Corp.	9,321	74,568
Developers Diversified Realty Corp.	22,823	873,893
DiamondRock Hospitality Co.	17,559	263,034
Digital Realty Trust Inc.	10,286	394,674
Douglas Emmett Inc.	18,991	429,387
Duke Realty Corp.	26,583	693,285
DuPont Fabros Technology Inc.	6,396	125,362
EastGroup Properties Inc.	4,279	179,076
Education Realty Trust Inc.	5,042	56,672
Entertainment Properties Trust	5,124	240,828
Equity Lifestyle Properties Inc.	3,631	165,828
Equity One Inc.	6,564	151,169
Equity Residential	50,045	1,825,141
Essex Property Trust Inc.	4,488	437,535
Extra Space Storage Inc.	11,573	165,378
Federal Realty Investment Trust	10,372	852,060
FelCor Lodging Trust Inc.	11,232	175,107
First Industrial Realty Trust Inc.	8,411	291,021
First Potomac Realty Trust	4,366	75,488
Franklin Street Properties Corp.	10,724	158,715
General Growth Properties Inc.	39,771	1,637,770
Getty Realty Corp.	3,172	84,629
Glimcher Realty Trust	6,664	95,229
GMH Communities Trust	5,660	31,243
Gramercy Capital Corp.(b)	4,495	109,273
HCP Inc.	37,670	1,310,163
Health Care REIT Inc.	14,710	657,390
Healthcare Realty Trust Inc.	9,238	234,553
Hersha Hospitality Trust	7,278	69,141
Highwoods Properties Inc.	10,495	308,343
Home Properties Inc.	6,154	276,007
Hospitality Properties Trust	17,186	553,733
Host Hotels & Resorts Inc.	94,328	1,607,349
HRPT Properties Trust	41,124	317,889
Impac Mortgage Holdings Inc.(b)	13,681	7,661
Inland Real Estate Corp.	10,455	148,043
Investors Real Estate Trust	10,185	91,359
iStar Financial Inc.	23,611	615,067
JER Investors Trust Inc.(b)	4,647	50,048
Kilroy Realty Corp.	5,945	326,737
Kimco Realty Corp.	39,340	1,431,976
Kite Realty Group Trust	3,767	57,522
LaSalle Hotel Properties	7,230	230,637
Lexington Realty Trust	11,912	173,200
Liberty Property Trust	16,780	483,432
LTC Properties Inc.	4,262	106,763
Luminent Mortgage Capital Inc.(b)	8,430	6,575
Macerich Co. (The)	13,154	934,723

Mack-Cali Realty Corp.	12,488	424,592
Maguire Properties Inc.	6,730	198,333
Medical Properties Trust Inc.	8,916	90,854
MFA Mortgage Investments Inc.	22,181	205,174
Mid-America Apartment Communities Inc.	4,761	203,533
Mission West Properties Inc.	3,537	33,637
National Health Investors Inc.	4,191	116,929
National Retail Properties Inc.	13,041	304,899
Nationwide Health Properties Inc.	16,402	514,531
Newcastle Investment Corp.(b)	7,465	96,746
NorthStar Realty Finance Corp.(b)	11,035	98,432
NovaStar Financial Inc.(a)(b)	1,707	4,933
Omega Healthcare Investors Inc.	12,114	194,430
Parkway Properties Inc.(b)	2,863	105,874
Pennsylvania Real Estate Investment Trust	5,794	171,966
Post Properties Inc.	8,098	284,402
ProLogis	47,036	2,981,142
PS Business Parks Inc.	2,868	150,713
Public Storage	22,889	1,680,281
Quadra Realty Trust Inc.	3,010	24,200
RAIT Financial Trust(b)	11,406	98,320
Ramco-Gershenson Properties Trust	3,337	71,312
Realty Income Corp.	18,547	501,140
Redwood Trust Inc.(b)	4,510	154,422
Regency Centers Corp.	12,791	824,892
Saul Centers Inc.	1,921	102,639
Senior Housing Properties Trust	16,204	367,507
Simon Property Group Inc.	40,504	3,518,177
SL Green Realty Corp.	10,875	1,016,378
Sovran Self Storage Inc.	3,954	158,555
Strategic Hotels & Resorts Inc.	13,389	223,998
Sun Communities Inc.	2,886	60,808
Sunstone Hotel Investors Inc.	11,245	205,671
Tanger Factory Outlet Centers Inc.	5,633	212,420
Taubman Centers Inc.	9,812	482,652
Thornburg Mortgage Inc.(b)	23,810	220,004
UDR Inc.	24,876	493,789
Universal Health Realty Income Trust	2,124	75,275
Urstadt Biddle Properties Inc. Class A	3,865	59,908
U-Store-It Trust	8,337	76,367
Ventas Inc.	24,453	1,106,498
Vornado Realty Trust	24,473	2,152,400
Washington Real Estate Investment Trust	8,379	263,184
Weingarten Realty Investors	14,071	442,392
Winthrop Realty Trust Inc.	9,105	48,165

		51,660,026
RETAIL—4.84%
A.C. Moore Arts & Crafts Inc.(a)	3,649	50,174
Abercrombie & Fitch Co. Class A	16,061	1,284,398
Advance Auto Parts Inc.	18,855	716,301
Aeropostale Inc.(a)	14,343	380,090
AFC Enterprises Inc.(a)	5,267	59,622
American Eagle Outfitters Inc.	34,307	712,556
AnnTaylor Stores Corp.(a)	11,823	302,196
Asbury Automotive Group Inc.	4,598	69,200
AutoNation Inc.(a)	26,154	409,572
AutoZone Inc.(a)	8,518	1,021,393
Barnes & Noble Inc.	9,532	328,377
Bebe Stores Inc.	4,548	58,487
Bed Bath & Beyond Inc.(a)	50,815	1,493,453
Best Buy Co. Inc.	63,524	3,344,539
Big 5 Sporting Goods Corp.	4,080	58,834

Big Lots Inc.(a)(b)	19,449	310,990
BJ’s Restaurants Inc.(a)(b)	3,075	50,000
BJ’s Wholesale Club Inc.(a)	12,019	406,603
Blockbuster Inc. Class A(a)(b)	34,549	134,741
Bob Evans Farms Inc.	6,449	173,672
Bon-Ton Stores Inc. (The)(b)	1,831	17,376
Books-A-Million Inc.	2,666	31,779
Borders Group Inc.	10,545	112,304
Brinker International Inc.	19,158	374,730
Brown Shoe Co. Inc.	7,933	120,344
Buckle Inc. (The)	2,514	82,962
Buffalo Wild Wings Inc.(a)	2,756	63,994
Build-A-Bear Workshop Inc.(a)	2,824	39,395
Burger King Holdings Inc.	11,822	337,045
Cabela’s Inc. Class A(a)(b)	6,998	105,460
Cache Inc.(a)	2,224	20,772
California Pizza Kitchen Inc.(a)	5,261	81,914
CarMax Inc.(a)(b)	39,716	784,391
Carrols Restaurant Group Inc.(a)	1,777	17,024
Casey’s General Store Inc.	9,444	279,637
Cash America International Inc.	5,333	172,256
Casual Male Retail Group Inc.(a)	6,512	33,732
Cato Corp. Class A	5,368	84,063
CBRL Group Inc.	4,448	144,071
CEC Entertainment Inc.(a)	5,165	134,083
Charlotte Russe Holding Inc.(a)	4,498	72,643
Charming Shoppes Inc.(a)	22,270	120,481
Cheesecake Factory Inc. (The)(a)(b)	13,384	317,335
Chico’s FAS Inc.(a)	32,427	292,816
Children’s Place Retail Stores Inc. (The)(a)	4,042	104,809
Chipotle Mexican Grill Inc. Class B(a)	6,048	744,206
Christopher & Banks Corp.	6,528	74,746
Circuit City Stores Inc.	30,722	129,032
Citi Trends Inc.(a)	2,481	38,307
CKE Restaurants Inc.	10,532	139,022
Coldwater Creek Inc.(a)	11,108	74,313
Collective Brands Inc.(a)	11,744	204,228
Conn’s Inc.(a)(b)	2,198	37,608
Copart Inc.(a)	12,576	535,109
Costco Wholesale Corp.	81,963	5,717,739
CSK Auto Corp.(a)	7,923	39,694
CVS Caremark Corp.	270,883	10,767,599
Darden Restaurants Inc.	25,943	718,881
Denny’s Corp.(a)	16,866	63,248
Dick’s Sporting Goods Inc.(a)	14,954	415,123
Dillard’s Inc. Class A	11,010	206,768
Dollar Tree Stores Inc.(a)	17,828	462,102
Domino’s Pizza Inc.	7,896	104,464
Dress Barn Inc.(a)	8,471	105,972
DSW Inc. Class A(a)	2,923	54,835
Eddie Bauer Holdings Inc.(a)	5,477	34,779
EZCORP Inc.(a)	6,651	75,090
Family Dollar Stores Inc.	26,428	508,210
FGX International Holdings Ltd.(a)	2,192	25,975
Finish Line Inc. (The) Class A	7,651	18,515
First Cash Financial Services Inc.(a)	4,719	69,275
Foot Locker Inc.	28,616	390,895
Fred’s Inc.	7,224	69,567
GameStop Corp. Class A(a)	28,897	1,794,793
Gander Mountain Co.(a)(b)	930	4,585
Gap Inc. (The)	108,355	2,305,794
Genesco Inc.(a)	4,093	154,715
Group 1 Automotive Inc.	4,379	104,001

Haverty Furniture Companies Inc.	3,571	32,103
hhgregg Inc.(a)	1,690	23,254
Hibbett Sports Inc.(a)	5,695	113,786
Home Depot Inc.	310,059	8,352,989
Hot Topic Inc.(a)	7,978	46,432
IHOP Corp.(b)	3,268	119,543
Insight Enterprises Inc.(a)	8,736	159,345
J. Crew Group Inc.(a)	7,266	350,294
J.C. Penney Co. Inc.	41,317	1,817,535
Jack in the Box Inc.(a)	11,601	298,958
Jamba Inc.(a)(b)	9,422	34,861
Jo-Ann Stores Inc.(a)	4,550	59,514
Jos. A. Bank Clothiers Inc.(a)(b)	3,243	92,263
Kenneth Cole Productions Inc. Class A	1,773	31,010
Kohl’s Corp.(a)	58,950	2,699,910
Krispy Kreme Doughnuts Inc.(a)	11,625	36,735
Landry’s Restaurants Inc.	2,732	53,820
Limited Brands Inc.	58,225	1,102,199
Lithia Motors Inc. Class A	2,860	39,268
Longs Drug Stores Corp.	6,107	287,029
Lowe’s Companies Inc.	276,306	6,250,042
lululemon athletica inc.(a)(b)	2,579	122,167
Macy’s Inc.	79,790	2,064,167
MarineMax Inc.(a)	2,949	45,710
McCormick & Schmick’s Seafood Restaurants Inc.(a)	2,628	31,352
McDonald’s Corp.	219,037	12,903,470
Men’s Wearhouse Inc. (The)	9,960	268,721
Morton’s Restaurant Group Inc.(a)	1,905	17,774
Movado Group Inc.	3,156	79,815
MSC Industrial Direct Co. Inc. Class A	8,478	343,105
New York & Co. Inc.(a)	3,904	24,908
99 Cents Only Stores(a)(b)	8,442	67,198
Nordstrom Inc.	44,755	1,643,851
Nu Skin Enterprises Inc. Class A	9,053	148,741
O’Charley’s Inc.	4,308	64,534
Office Depot Inc.(a)	50,542	703,039
OfficeMax Inc.	13,925	287,691
O’Reilly Automotive Inc.(a)	20,872	676,879
P.F. Chang’s China Bistro Inc.(a)	4,629	105,726
Pacific Sunwear of California Inc.(a)	12,642	178,379
Panera Bread Co. Class A(a)(b)	5,122	183,470
Pantry Inc. (The)(a)	4,116	107,551
Papa John’s International Inc.(a)	3,856	87,531
PC Connection Inc.(a)	1,688	19,159
Penske Automotive Group Inc.	10,132	176,905
Pep Boys - Manny, Moe & Jack (The)	7,576	86,972
PetSmart Inc.	25,114	590,932
Pier 1 Imports Inc.(a)	15,885	83,079
PriceSmart Inc.	2,469	74,218
RadioShack Corp.	24,890	419,645
Red Robin Gourmet Burgers Inc.(a)(b)	3,009	96,258
Regis Corp.	8,033	224,603
Retail Ventures Inc.(a)	4,982	25,358
Rite Aid Corp.(a)(b)	124,906	348,488
Ross Stores Inc.	25,385	649,094
Ruby Tuesday Inc.	9,775	95,306
Rush Enterprises Inc. Class A(a)	5,959	108,335
Ruth’s Chris Steak House Inc.(a)	3,419	30,566
Saks Inc.(a)	25,942	538,556
Sally Beauty Co. Inc.(a)	16,850	152,493
School Specialty Inc.(a)	3,868	133,639
Sears Holdings Corp.(a)(b)	13,751	1,403,290

Select Comfort Corp.(a)(b)	8,863	62,130
Shoe Carnival Inc.(a)	1,716	24,213
Sonic Automotive Inc.	5,579	108,009
Sonic Corp.(a)	11,729	256,865
Stage Stores Inc.	7,820	115,736
Staples Inc.	131,226	3,027,384
Starbucks Corp.(a)	135,808	2,779,990
Steak n Shake Co. (The)(a)	5,133	55,950
Stein Mart Inc.	4,884	23,150
Syms Corp.	1,228	18,543
Systemax Inc.(b)	1,901	38,628
Talbots Inc. (The)(b)	4,170	49,289
Target Corp.	156,922	7,846,100
Texas Roadhouse Inc. Class A(a)	9,466	104,694
Tiffany & Co.	24,912	1,146,699
Tim Hortons Inc.	34,656	1,279,846
TJX Companies Inc. (The)	83,545	2,400,248
Tractor Supply Co.(a)	6,464	232,316
Triarc Companies Inc. Class B	11,343	99,365
Tuesday Morning Corp.	5,391	27,332
Tween Brands Inc.(a)	5,036	133,353
Ulta Salon Cosmetics & Fragrance Inc.(a)	2,392	41,023
Under Armour Inc. Class A(a)(b)	4,470	195,205
Urban Outfitters Inc.(a)	20,838	568,044
Walgreen Co.	183,001	6,968,678
Wal-Mart Stores Inc.	442,570	21,035,352
Wendy’s International Inc.	15,974	412,768
West Marine Inc.(a)(b)	2,650	23,797
Wet Seal Inc. Class A(a)	15,170	35,346
Williams-Sonoma Inc.	16,649	431,209
World Fuel Services Corp.	5,149	149,475
Yum! Brands Inc.	96,019	3,674,647
Zale Corp.(a)(b)	8,802	141,360
Zumiez Inc.(a)	3,166	77,124

		142,497,237
SAVINGS & LOANS—0.34%
Abington Bancorp Inc.	1,878	17,653
Anchor BanCorp Wisconsin Inc.	3,526	82,932
Astoria Financial Corp.	16,095	374,531
BankAtlantic Bancorp Inc. Class A	8,046	32,989
BankFinancial Corp.	4,170	65,969
BankUnited Financial Corp. Class A(b)	5,756	39,716
Beneficial Mutual Bancorp. Inc.(a)	6,586	64,016
Berkshire Hills Bancorp Inc.	1,993	51,818
Brookline Bancorp Inc.	11,359	115,407
Capitol Federal Financial	3,945	122,295
Clifton Savings Bancorp Inc.	2,151	21,080
Dime Community Bancshares Inc.	4,662	59,534
Downey Financial Corp.	3,860	120,085
First Financial Holdings Inc.	2,151	58,980
First Niagara Financial Group Inc.	19,379	233,323
First Place Financial Corp.	3,169	44,334
FirstFed Financial Corp.(a)(b)	2,722	97,502
Flagstar Bancorp Inc.	7,968	55,537
Flushing Financial Corp.	3,860	61,953
Franklin Bank Corp.(a)	5,132	22,119
Guaranty Financial Group Inc.	6,459	103,344
Hudson City Bancorp Inc.	100,031	1,502,466
Investors Bancorp Inc.(a)	9,195	130,017
Kearny Financial Corp.	3,792	45,163
KNBT Bancorp Inc.	4,969	76,622
NASB Financial Inc.	678	17,886

New York Community Bancorp Inc.	58,872	1,034,970
NewAlliance Bancshares Inc.	21,203	244,259
Northwest Bancorp Inc.	3,291	87,442
Oritani Financial Corp.(a)	2,194	26,986
People’s United Financial Inc.	47,607	847,405
PFF Bancorp Inc.	4,329	52,121
Provident Financial Services Inc.	11,871	171,180
Provident New York Bancorp	7,628	98,554
Rockville Financial Inc.	1,610	19,642
Roma Financial Corp.	1,813	28,446
Sovereign Bancorp Inc.	78,454	894,376
TFS Financial Corp.(a)	18,967	226,466
TierOne Corp.	3,238	71,722
United Community Financial Corp.	4,824	26,628
ViewPoint Financial Group	2,089	34,531
Washington Federal Inc.	16,074	339,322
Washington Mutual Inc.	161,807	2,202,193
Wauwatosa Holdings Inc.(a)	1,702	21,820
Westfield Financial Inc.	1,850	17,945
WSFS Financial Corp.	1,118	56,124

		10,119,403
SEMICONDUCTORS—2.68%
Actel Corp.(a)	4,679	63,915
Advanced Analogic Technologies Inc.(a)(b)	6,862	77,403
Advanced Micro Devices Inc.(a)	110,617	829,628
Altera Corp.	62,269	1,203,037
AMIS Holdings Inc.(a)	12,039	120,631
Amkor Technology Inc.(a)	18,827	160,594
ANADIGICS Inc.(a)	10,599	122,630
Analog Devices Inc.	60,025	1,902,793
Applied Materials Inc.	253,714	4,505,961
Applied Micro Circuits Corp.(a)	12,705	111,042
Asyst Technologies Inc.(a)	8,851	28,854
Atmel Corp.(a)	85,339	368,664
ATMI Inc.(a)	6,209	200,240
AuthenTec Inc.(a)	1,404	20,400
Axcelis Technologies Inc.(a)	18,303	84,194
Broadcom Corp. Class A(a)	86,029	2,248,798
Brooks Automation Inc.(a)	12,929	170,792
Cabot Microelectronics Corp.(a)	4,287	153,946
Cavium Networks Inc.(a)	1,205	27,739
Cirrus Logic Inc.(a)	15,859	83,736
Cohu Inc.	4,087	62,531
Conexant Systems Inc.(a)	88,266	73,261
Credence Systems Corp.(a)	18,210	44,068
Cree Inc.(a)(b)	15,517	426,252
Cypress Semiconductor Corp.(a)	29,172	1,051,067
Diodes Inc.(a)	5,363	161,266
DSP Group Inc.(a)	5,948	72,566
Emulex Corp.(a)	15,823	258,231
Entegris Inc.(a)	21,404	184,717
Exar Corp.(a)	8,684	69,211
Fairchild Semiconductor International Inc. Class A(a)	22,813	329,192
FormFactor Inc.(a)	8,842	292,670
Genesis Microchip Inc.(a)	6,651	56,999
Hittite Microwave Corp.(a)	2,955	141,131
Integrated Device Technology Inc.(a)	36,339	410,994
Intel Corp.	1,066,315	28,427,958
International Rectifier Corp.(a)	13,324	452,616
Intersil Corp. Class A	24,623	602,771
IPG Photonics Corp.(a)	1,793	35,842

IXYS Corp.(a)	4,648	37,277
KLA-Tencor Corp.	35,185	1,694,510
Kulicke and Soffa Industries Inc.(a)	10,405	71,378
Lam Research Corp.(a)	22,576	975,960
Lattice Semiconductor Corp.(a)	20,644	67,093
Linear Technology Corp.	40,809	1,298,950
LSI Corp.(a)	131,605	698,823
LTX Corp.(a)	11,182	35,559
Marvell Technology Group Ltd.(a)	86,722	1,212,374
Mattson Technology Inc.(a)	9,468	81,046
MEMC Electronic Materials Inc.(a)	41,159	3,642,160
Micrel Inc.	10,008	84,568
Microchip Technology Inc.	39,938	1,254,852
Micron Technology Inc.(a)(b)	139,034	1,007,996
Microsemi Corp.(a)	14,051	311,089
Microtune Inc.(a)	9,640	62,949
MIPS Technologies Inc. Class A(a)	7,814	38,757
MKS Instruments Inc.(a)	9,107	174,308
Monolithic Power Systems Inc.(a)	4,273	91,741
National Semiconductor Corp.	49,346	1,117,193
NetLogic Microsystems Inc.(a)	2,972	95,698
Novellus Systems Inc.(a)	21,781	600,502
NVIDIA Corp.(a)	99,732	3,392,883
OmniVision Technologies Inc.(a)	9,892	154,810
ON Semiconductor Corp.(a)	44,505	395,204
Pericom Semiconductor Corp.(a)	4,672	87,366
Photronics Inc.(a)	7,515	93,712
PLX Technology Inc.(a)	5,174	48,118
PMC-Sierra Inc.(a)	39,531	258,533
QLogic Corp.(a)	26,009	369,328
Rambus Inc.(a)	18,954	396,897
Rubicon Technology Inc.(a)	1,189	28,239
Rudolph Technologies Inc.(a)	5,261	59,555
Semitool Inc.(a)	3,980	34,546
Semtech Corp.(a)	11,597	179,985
Silicon Image Inc.(a)	15,783	71,339
Silicon Laboratories Inc.(a)	10,121	378,829
SiRF Technology Holdings Inc.(a)	10,948	275,123
Skyworks Solutions Inc.(a)	28,787	244,690
Spansion Inc. Class A(a)	16,200	63,666
Standard Microsystems Corp.(a)	4,113	160,695
Supertex Inc.(a)	2,051	64,176
Syntax-Brillian Corp.(a)(b)	10,317	31,776
Techwell Inc.(a)	2,687	29,584
Teradyne Inc.(a)	33,114	342,399
Tessera Technologies Inc.(a)	8,872	369,075
Texas Instruments Inc.	263,039	8,785,503
TriQuint Semiconductor Inc.(a)	25,037	165,995
Ultra Clean Holdings Inc.(a)	3,412	41,626
Ultratech Inc.(a)(b)	4,181	47,413
Varian Semiconductor Equipment Associates Inc.(a)	14,566	538,942
Veeco Instruments Inc.(a)	5,609	93,670
Volterra Semiconductor Corp.(a)(b)	3,791	41,815
Xilinx Inc.	54,879	1,200,204
Zoran Corp.(a)	8,920	200,789

		78,939,608
SOFTWARE—4.14%
ACI Worldwide Inc.(a)	6,674	127,073
Activision Inc.(a)	51,906	1,541,608
Actuate Corp.(a)	10,886	84,584
Acxiom Corp.	11,423	133,992

Adobe Systems Inc.(a)	107,783	4,605,568
Advent Software Inc.(a)	3,293	178,151
Allscripts Healthcare Solutions Inc.(a)(b)	9,973	193,676
American Reprographics Co.(a)	5,344	88,069
ANSYS Inc.(a)	14,225	589,769
Aspen Technology Inc.(a)	16,466	267,079
Autodesk Inc.(a)	42,400	2,109,824
Automatic Data Processing Inc.	101,560	4,522,467
Avid Technology Inc.(a)	7,420	210,283
BEA Systems Inc.(a)	71,980	1,135,844
Blackbaud Inc.	7,923	222,161
Blackboard Inc.(a)	5,154	207,449
BladeLogic Inc.(a)	1,057	31,255
BMC Software Inc.(a)	36,745	1,309,592
Borland Software Corp.(a)	13,076	39,359
Bottomline Technologies Inc.(a)	3,885	54,390
Broadridge Financial Solutions Inc.	25,594	574,074
CA Inc.	75,709	1,888,940
Cerner Corp.(a)	12,000	676,800
Citrix Systems Inc.(a)	34,773	1,321,722
CommVault Systems Inc.(a)	6,392	135,383
Computer Programs and Systems Inc.	1,646	37,430
Compuware Corp.(a)	55,426	492,183
Concur Technologies Inc.(a)	7,808	282,728
CSG Systems International Inc.(a)	7,815	115,037
Deltek Inc.(a)	1,644	25,038
Digi International Inc.(a)	4,484	63,628
DivX Inc.(a)	4,180	58,520
Double-Take Software Inc.(a)	1,516	32,928
Dun & Bradstreet Corp. (The)	10,883	964,560
Eclipsys Corp.(a)	8,214	207,896
Electronic Arts Inc.(a)	57,089	3,334,568
Epicor Software Corp.(a)	10,457	123,183
EPIQ Systems Inc.(a)	5,576	97,078
Fair Isaac Corp.	10,594	340,597
FalconStor Software Inc.(a)	5,769	64,959
Fidelity National Information Services Inc.	35,275	1,467,087
Fiserv Inc.(a)	30,895	1,714,364
Global Payments Inc.	14,746	685,984
Glu Mobile Inc.(a)	1,330	6,943
Guidance Software Inc.(a)	586	8,169
IMS Health Inc.	36,084	831,375
Informatica Corp.(a)	16,346	294,555
infoUSA Inc.	5,865	52,374
InnerWorkings Inc.(a)	4,195	72,406
Interactive Intelligence Inc.(a)	2,358	62,133
Intuit Inc.(a)	61,960	1,958,556
INVESTools Inc.(a)	9,355	165,958
JDA Software Group Inc.(a)	4,608	94,280
Lawson Software Inc.(a)	22,375	229,120
ManTech International Corp. Class A(a)	3,516	154,071
MasterCard Inc. Class A	14,626	3,147,515
Metavante Technologies Inc.(a)	15,781	368,013
Microsoft Corp.	1,506,525	53,632,290
MicroStrategy Inc. Class A(a)	1,781	169,373
Midway Games Inc.(a)(b)	4,160	11,482
MoneyGram International Inc.	15,414	236,913
Monotype Imaging Holdings Inc.(a)	1,993	30,234
MSC Software Corp.(a)	7,909	102,738
MSCI Inc. Class A(a)	2,522	96,845
NAVTEQ Corp.(a)	17,868	1,350,821
Novell Inc.(a)	63,724	437,784
Nuance Communications Inc.(a)(b)	27,466	513,065

Omnicell Inc.(a)	6,042	162,711
Omniture Inc.(a)	6,245	207,896
OpenTV Corp.(a)	16,867	22,264
Oracle Corp.(a)	707,815	15,982,463
Packeteer Inc.(a)	6,485	39,948
Parametric Technology Corp.(a)	21,188	378,206
Paychex Inc.	62,224	2,253,753
PDF Solutions Inc.(a)	4,084	36,797
Pegasystems Inc.	2,474	29,515
Phase Forward Inc.(a)	7,388	160,689
Progress Software Corp.(a)	7,688	258,932
PROS Holdings Inc.(a)	1,417	27,802
QAD Inc.	2,591	24,200
Quality Systems Inc.	3,077	93,818
Quest Software Inc.(a)	12,266	226,185
Red Hat Inc.(a)	35,297	735,589
Renaissance Learning Inc.(b)	1,539	21,546
Salesforce.com Inc.(a)	17,477	1,095,633
Schawk Inc.	2,643	41,019
SeaChange International Inc.(a)	5,287	38,225
SEI Investments Co.	23,594	759,019
Smith Micro Software Inc.(a)	5,321	45,069
Solera Holdings Inc.(a)	4,717	116,887
SourceForge Inc.(a)	12,139	29,741
SPSS Inc.(a)	3,302	118,575
Sybase Inc.(a)	16,831	439,121
Synchronoss Technologies Inc.(a)	3,307	117,200
SYNNEX Corp.(a)	2,939	57,604
Take-Two Interactive Software Inc.(a)(b)	13,120	242,064
Taleo Corp. Class A(a)	2,983	88,834
THQ Inc.(a)	12,398	349,500
Total System Services Inc.	6,702	187,656
Trident Microsystems Inc.(a)	10,268	67,358
Ultimate Software Group Inc.(a)	4,454	140,167
Unica Corp.(a)	1,705	15,771
VeriFone Holdings Inc.(a)	11,415	265,399
Visual Sciences Inc.(a)	3,682	68,043
VMware Inc. Class A(a)(b)	6,973	592,635
Wind River Systems Inc.(a)	13,444	120,055

		122,041,782
STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc.(a)	6,471	119,972

		119,972
TELECOMMUNICATIONS—5.74%
Acme Packet Inc.(a)	3,965	49,919
Adaptec Inc.(a)	21,284	71,940
ADC Telecommunications Inc.(a)	21,658	336,782
ADTRAN Inc.	10,608	226,799
Airvana Inc.(a)	1,536	8,340
Alaska Communications Systems Group Inc.	7,689	115,335
Amdocs Ltd.(a)	36,138	1,245,677
American Tower Corp. Class A(a)	76,774	3,270,572
Anaren Inc.(a)	3,102	51,152
Anixter International Inc.(a)	5,679	353,631
ARRIS Group Inc.(a)	24,725	246,756
Aruba Networks Inc.(a)(b)	1,435	21,396
AT&T Inc.	1,131,598	47,029,213
Atheros Communications Inc.(a)	10,264	313,463
Atlantic Tele-Network Inc.	1,710	57,764
Avanex Corp.(a)	35,011	35,011
BigBand Networks Inc.(a)	2,226	11,442

Black Box Corp.	3,093	111,874
Cbeyond Inc.(a)	3,726	145,277
Centennial Communications Corp.(a)	4,301	39,956
CenturyTel Inc.	20,140	835,004
Ciena Corp.(a)(b)	15,582	531,502
Cincinnati Bell Inc.(a)	44,573	211,722
Cisco Systems Inc.(a)	1,114,269	30,163,262
Citizens Communications Co.	63,166	804,103
Clearwire Corp. Class A(a)(b)	4,175	57,239
CommScope Inc.(a)	12,114	596,130
Comtech Telecommunications Corp.(a)	4,166	225,006
Consolidated Communications Holdings Inc.	3,554	70,725
Corning Inc.	288,568	6,922,746
CPI International Inc.(a)	1,287	22,008
Crown Castle International Corp.(a)	42,496	1,767,834
Ditech Networks Inc.(a)	5,875	20,386
Embarq Corp.	27,753	1,374,606
EMS Technologies Inc.(a)	2,762	83,523
Extreme Networks Inc.(a)	21,304	75,416
FairPoint Communications Inc.	6,345	82,612
FiberTower Corp.(a)(b)	18,513	42,210
Finisar Corp.(a)	48,221	69,920
Foundry Networks Inc.(a)	26,735	468,397
General Communication Inc. Class A(a)	9,646	84,403
GeoEye Inc.(a)	3,173	106,771
Global Crossing Ltd.(a)	6,467	142,597
Globalstar Inc.(a)(b)	3,487	27,896
Golden Telecom Inc.(a)	2,935	296,288
Harmonic Inc.(a)	16,961	177,751
Harris Corp.	24,663	1,545,877
Harris Stratex Networks Inc.(a)	4,485	74,900
Hughes Communications Inc.(a)	1,145	62,528
Hungarian Telephone and Cable Corp.(a)	645	11,410
Hypercom Corp.(a)	9,576	47,688
ICO Global Communications (Holdings) Ltd.(a)	18,496	58,817
IDT Corp. Class B	8,902	75,222
Infinera Corp.(a)	2,922	43,362
InterDigital Inc.(a)	8,446	197,045
Iowa Telecommunications Services Inc.	5,714	92,910
iPCS Inc.	3,073	110,597
Ixia(a)	7,897	74,864
JDS Uniphase Corp.(a)	37,727	501,769
Juniper Networks Inc.(a)	94,188	3,127,042
Knology Inc.(a)	4,676	59,759
Leap Wireless International Inc.(a)(b)	9,304	433,939
Level 3 Communications Inc.(a)(b)	280,631	853,118
Loral Space & Communications Inc.(a)	2,061	70,589
MasTec Inc.(a)	7,638	77,678
MetroPCS Communications Inc.(a)	10,351	201,327
Motorola Inc.	424,678	6,811,835
MRV Communications Inc.(a)	28,314	65,688
NETGEAR Inc.(a)	6,227	222,117
Network Equipment Technologies Inc.(a)	4,738	39,894
NeuStar Inc. Class A(a)	13,927	399,426
Neutral Tandem Inc.(a)	1,216	23,128
Newport Corp.(a)	6,293	80,487
NextWave Wireless Inc.(a)	6,478	34,852
NII Holdings Inc. Class B(a)	31,659	1,529,763
North Pittsburgh Systems Inc.	2,792	63,350
Novatel Wireless Inc.(a)	5,903	95,629
NTELOS Holdings Corp.	5,000	148,450
Oplink Communications Inc.(a)	4,001	61,415
Opnext Inc.(a)	3,353	29,674

Optium Corp.(a)	2,209	17,407
ORBCOMM Inc.(a)(b)	4,713	29,645
PAETEC Holding Corp.(a)	13,449	131,128
Plantronics Inc.	8,666	225,316
Polycom Inc.(a)	16,881	468,954
Powerwave Technologies Inc.(a)	23,436	94,447
Preformed Line Products Co.	433	25,764
Premiere Global Services Inc.(a)	11,510	170,924
QUALCOMM Inc.	305,796	12,033,073
Qwest Communications International Inc.(a)	295,299	2,070,046
RCN Corp.(a)	5,495	85,667
RF Micro Devices Inc.(a)(b)	49,133	280,549
Rural Cellular Corp. Class A(a)	2,200	96,998
SAVVIS Inc.(a)	4,947	138,071
SBA Communications Corp.(a)	18,764	634,974
Shenandoah Telecommunications Co.	4,200	100,716
ShoreTel Inc.(a)	1,637	22,869
Sonus Networks Inc.(a)	48,758	284,259
Sprint Nextel Corp.	516,021	6,775,356
Starent Networks Corp.(a)	2,204	40,223
SureWest Communications	2,594	44,357
Switch & Data Facilities Co. Inc.(a)	2,306	36,942
Sycamore Networks Inc.(a)	33,156	127,319
Symmetricom Inc.(a)	8,353	39,343
Syniverse Holdings Inc.(a)	4,915	76,576
Tekelec(a)	10,956	136,950
TeleCorp PCS Inc. Escrow(c)	6,715	1
Telephone and Data Systems Inc.	18,743	1,173,312
Tellabs Inc.(a)	79,679	521,101
3Com Corp.(a)	72,137	326,059
Time Warner Telecom Inc. Class A(a)	26,511	537,908
United States Cellular Corp.(a)	3,062	257,514
USA Mobility Inc.(a)	4,153	59,388
UTStarcom Inc.(a)(b)	19,176	52,734
Veraz Networks Inc.(a)	1,642	7,914
Verizon Communications Inc.	532,856	23,280,479
Viasat Inc.(a)	4,370	150,459
Virgin Media Inc.	53,617	918,995
Virgin Mobile USA Inc. Class A(a)	5,023	44,654
Vonage Holdings Corp.(a)(b)	11,627	26,742
Windstream Corp.	87,359	1,137,414

		169,011,052
TEXTILES—0.06%
Cintas Corp.	24,965	839,323
G&K Services Inc. Class A	3,858	144,752
Mohawk Industries Inc.(a)	10,135	754,044
UniFirst Corp.	2,566	97,508

		1,835,627
TOYS, GAMES & HOBBIES—0.09%
Hasbro Inc.	27,476	702,836
JAKKS Pacific Inc.(a)	5,075	119,821
LeapFrog Enterprises Inc.(a)	6,194	41,686
Marvel Entertainment Inc.(a)	9,571	255,641
Mattel Inc.	67,921	1,293,216
RC2 Corp.(a)	3,869	108,603

		2,521,803
TRANSPORTATION—1.51%
ABX Air Inc.(a)	10,566	44,166
Alexander & Baldwin Inc.	7,919	409,096
American Commercial Lines Inc.(a)(b)	9,989	162,221

Arkansas Best Corp.	4,052	88,901
Arlington Tankers Ltd.	2,403	53,178
Atlas Air Worldwide Holdings Inc.(a)	2,461	133,435
Bristow Group Inc.(a)	3,650	206,773
Burlington Northern Santa Fe Corp.	65,355	5,439,497
C.H. Robinson Worldwide Inc.	31,033	1,679,506
Celadon Group Inc.(a)	4,234	38,783
Con-way Inc.	8,430	350,182
CSX Corp.	80,105	3,523,018
Double Hull Tankers Inc.	3,793	46,426
Dynamex Inc.(a)	1,899	51,387
Eagle Bulk Shipping Inc.	8,489	225,383
Expeditors International Washington Inc.	39,215	1,752,126
FedEx Corp.	56,496	5,037,748
Forward Air Corp.	5,422	169,004
Frontline Ltd.	8,920	428,160
Genco Shipping & Trading Ltd.	3,658	200,312
General Maritime Corp.	5,165	126,284
Genesee & Wyoming Inc. Class A(a)	6,241	150,845
Golar LNG Ltd.	6,278	138,869
GulfMark Offshore Inc.(a)	4,113	192,447
Heartland Express Inc.	10,432	147,926
Horizon Lines Inc. Class A	6,043	112,642
Hub Group Inc. Class A(a)	6,979	185,502
J.B. Hunt Transport Services Inc.	16,529	455,374
Kansas City Southern Industries Inc.(a)(b)	14,116	484,602
Kirby Corp.(a)	9,803	455,643
Knight Transportation Inc.(b)	10,288	152,365
Knightsbridge Tankers Ltd.	3,092	74,672
Landstar System Inc.	10,261	432,501
Marten Transport Ltd.(a)	2,749	38,349
Nordic American Tanker Shipping Ltd.(b)	5,624	184,580
Norfolk Southern Corp.	72,226	3,643,079
Old Dominion Freight Line Inc.(a)	5,330	123,176
Overseas Shipholding Group Inc.	5,903	439,360
Pacer International Inc.	6,571	95,937
Patriot Transportation Holding Inc.(a)(b)	305	28,130
PHI Inc.(a)	2,477	76,837
Ryder System Inc.	10,916	513,161
Saia Inc.(a)	2,555	33,982
Ship Finance International Ltd.	5,674	157,227
TBS International Ltd.(a)	883	29,192
Teekay Corp.	7,447	396,255
Ultrapetrol (Bahamas) Ltd.(a)	2,736	46,539
Union Pacific Corp.	49,442	6,210,904
United Parcel Service Inc. Class B	123,188	8,711,855
Universal Truckload Services Inc.(a)	1,007	19,294
UTi Worldwide Inc.	18,188	356,485
Werner Enterprises Inc.	8,371	142,558
YRC Worldwide Inc.(a)(b)	10,344	176,779

		44,572,653
TRUCKING & LEASING—0.03%
Aircastle Ltd.	5,247	138,154
AMERCO(a)	1,903	124,989
GATX Corp.	9,139	335,219
Greenbrier Companies Inc. (The)	2,882	64,153
TAL International Group Inc.	2,965	67,513
Textainer Group Holdings Ltd.	1,261	18,322

		748,350
WATER—0.04%
American States Water Co.	3,085	116,243

Aqua America Inc.	24,324	515,669
California Water Service Group	3,524	130,458
Consolidated Water Co. Ltd.	2,575	64,864
PICO Holdings Inc.(a)	2,741	92,152
SJW Corp.	2,726	94,510
Southwest Water Co.	4,339	54,324

		1,068,220

TOTAL COMMON STOCKS
(Cost: $2,962,318,520)		2,941,816,987

Security	Shares	Value

RIGHTS—0.00%

ELECTRICAL COMPONENTS & EQUIPMENT—0.00%
Medis Technologies Ltd.(b)(c)	419	0

		0

TOTAL RIGHTS
(Cost: $0)		0

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.54%

MONEY MARKET FUNDS—1.54%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(d)(e)	15,674,710	15,674,710
BGI Cash Premier Fund LLC
4.90%(d)(e)(f)	29,791,096	29,791,096

		45,465,806

TOTAL SHORT-TERM INVESTMENTS
(Cost: $45,465,806)		45,465,806

TOTAL INVESTMENTS IN SECURITIES—101.39%
(Cost: $3,007,784,326)		2,987,282,793
Other Assets, Less Liabilities—(1.39)%		(41,071,387)

NET ASSETS—100.00%		$2,946,211,406

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.88%

ADVERTISING—0.31%
Clear Channel Outdoor Holdings Inc. Class A(a)	1,986	$54,933
Gaiam Inc.(a)	674	20,004
Getty Images Inc.(a)	1,227	35,583
Greenfield Online Inc.(a)	1,084	15,837
Harte-Hanks Inc.	1,763	30,500
Interpublic Group of Companies Inc. (The)(a)	15,314	124,197
inVentiv Health Inc.(a)	1,576	48,793
Lamar Advertising Co.	4,288	206,124
Marchex Inc. Class B	1,088	11,816
Omnicom Group Inc.	17,103	812,906
ValueVision Media Inc. Class A(a)	1,282	8,064

		1,368,757
AEROSPACE & DEFENSE—2.59%
AAR Corp.(a)	1,758	66,857
AeroVironment Inc.(a)	352	8,518
Alliant Techsystems Inc.(a)	1,517	172,574
Argon ST Inc.(a)	230	4,269
BE Aerospace Inc.(a)	4,783	253,021
Boeing Co. (The)	40,690	3,558,747
Curtiss-Wright Corp.	1,056	53,011
DRS Technologies Inc.	132	7,164
Esterline Technologies Corp.(a)	366	18,940
GenCorp Inc.(a)	2,828	32,974
General Dynamics Corp.	2,939	261,542
Goodrich Corp.	6,449	455,364
HEICO Corp.	1,273	69,353
Innovative Solutions and Support Inc.(a)	657	6,366
Kaman Corp.	395	14,540
L-3 Communications Holdings Inc.	2,167	229,572
Lockheed Martin Corp.	18,169	1,912,469
Moog Inc. Class A(a)	494	22,630
MTC Technologies Inc.(a)	140	3,290
Northrop Grumman Corp.	1,085	85,324
Orbital Sciences Corp.(a)	2,513	61,619
Raytheon Co.	11,901	722,391
Rockwell Collins Inc.	8,643	622,037
Spirit AeroSystems Holdings Inc. Class A(a)	2,938	101,361
Teledyne Technologies Inc.(a)	1,467	78,235
TransDigm Group Inc.(a)	490	22,133
Triumph Group Inc.	180	14,823
United Technologies Corp.	31,369	2,400,983

		11,260,107
AGRICULTURE—1.94%
Alico Inc.	180	6,570
Alliance One International Inc.(a)	4,807	19,564
Altria Group Inc.	62,077	4,691,780

Cadiz Inc.(a)(b)	578	12,138
Carolina Group	3,330	284,049
Maui Land & Pineapple Co. Inc.(a)	57	1,659
Monsanto Co.	28,136	3,142,510
Tejon Ranch Co.(a)	549	22,427
UST Inc.	4,594	251,751
Vector Group Ltd.	1,007	20,200

		8,452,648
AIRLINES—0.22%
AirTran Holdings Inc.(a)	4,607	32,986
Allegiant Travel Co.(a)	293	9,417
AMR Corp.(a)	12,436	174,477
Continental Airlines Inc. Class B(a)	5,090	113,252
Copa Holdings SA Class A	879	33,024
Delta Air Lines Inc.(a)	12,801	190,607
ExpressJet Holdings Inc.(a)	211	523
JetBlue Airways Corp.(a)	1,241	7,322
Midwest Air Group Inc.(a)	1,239	18,337
Northwest Airlines Corp.(a)	9,158	132,883
Pinnacle Airlines Corp.(a)	1,013	15,448
Southwest Airlines Co.	8,278	100,992
UAL Corp.(a)	3,586	127,877

		957,145
APPAREL—0.68%
Carter’s Inc.(a)	2,963	57,334
Cherokee Inc.	299	9,649
Coach Inc.(a)	19,206	587,319
Columbia Sportswear Co.	163	7,187
Crocs Inc.(a)	4,160	153,130
Deckers Outdoor Corp.(a)	664	102,960
G-III Apparel Group Ltd.(a)	643	9,497
Guess? Inc.	2,767	104,842
Gymboree Corp.(a)	1,631	49,680
Hanesbrands Inc.(a)	5,086	138,187
Heelys Inc.(a)(b)	333	2,318
Iconix Brand Group Inc.(a)	2,585	50,821
K-Swiss Inc. Class A	402	7,276
Liz Claiborne Inc.	357	7,265
Maidenform Brands Inc.(a)	708	9,579
NexCen Brands Inc.(a)	2,120	10,261
Nike Inc. Class B	18,446	1,184,971
Phillips-Van Heusen Corp.	2,985	110,027
Polo Ralph Lauren Corp.	3,190	197,110
Quiksilver Inc.(a)	1,935	16,602
SKECHERS U.S.A. Inc. Class A(a)	1,038	20,251
Steven Madden Ltd.(a)	518	10,360
Timberland Co. Class A(a)	870	15,730
True Religion Apparel Inc.(a)(b)	704	15,030
Volcom Inc.(a)	729	16,060
Warnaco Group Inc. (The)(a)	1,211	42,143
Wolverine World Wide Inc.	1,460	35,799

		2,971,388
AUTO MANUFACTURERS—0.29%
A.S.V. Inc.(a)(b)	586	8,116
Force Protection Inc.(a)(b)	3,463	16,207
Oshkosh Truck Corp.	3,853	182,093
PACCAR Inc.	19,324	1,052,772

		1,259,188

AUTO PARTS & EQUIPMENT—0.39%
Amerigon Inc. Class A(a)	1,081	22,852
Autoliv Inc.	2,493	131,406
BorgWarner Inc.	1,187	57,463
Goodyear Tire & Rubber Co. (The)(a)	10,792	304,550
Hayes Lemmerz International Inc.(a)	4,785	21,867
Johnson Controls Inc.	24,224	873,033
Lear Corp.(a)	1,272	35,184
Miller Industries Inc.(a)	146	1,999
Noble International Ltd.	573	9,346
Spartan Motors Inc.	1,614	12,331
Tenneco Inc.(a)	530	13,817
Titan International Inc.	1,221	38,168
Visteon Corp.(a)	3,359	14,746
WABCO Holdings Inc.	3,167	158,635

		1,695,397
BANKS—0.84%
Bank of Hawaii Corp.	855	43,725
Bank of New York Mellon Corp. (The)	20,309	990,267
Bank of the Ozarks Inc.	501	13,126
Cascade Bancorp	135	1,879
Cass Information Systems Inc.	355	11,861
City Bank	52	1,166
CoBiz Financial Inc.	493	7,331
Commerce Bancorp Inc.	2,787	106,296
Discover Financial Services LLC	1,537	23,178
Enterprise Financial Services Corp.(b)	367	8,738
First Busey Corp. Class A	47	933
First Financial Bankshares Inc.	42	1,581
First South Bancorp Inc.	406	9,009
Frontier Financial Corp.	143	2,656
Harleysville National Corp.	108	1,574
K-Fed Bancorp	213	2,149
Northern Trust Corp.	9,617	736,470
Northfield Bancorp Inc.(a)	94	1,017
Pinnacle Financial Partners Inc.(a)	407	10,346
Preferred Bank	47	1,223
PrivateBancorp Inc.(b)	579	18,904
Sierra Bancorp(b)	373	9,284
Signature Bank(a)	1,418	47,857
Southside Bancshares Inc.	38	777
State Street Corp.	16,584	1,346,621
Suffolk Bancorp	399	12,253
Superior Bancorp(a)	896	4,812
SVB Financial Group(a)(b)	334	16,834
Synovus Financial Corp.	5,516	132,825
Texas Capital Bancshares Inc.(a)	153	2,792
TrustCo Bank Corp. NY	3,817	37,865
United Bancshares Inc.	137	3,839
United Security Bancshares(b)	394	6,020
Virginia Commerce Bancorp Inc.(a)	732	8,586
Westamerica Bancorporation	385	17,152
Western Alliance Bancorporation(a)(b)	492	9,235
Wilshire Bancorp Inc.	139	1,091

		3,651,272
BEVERAGES—3.00%
Anheuser-Busch Companies Inc.	24,755	1,295,677
Boston Beer Co. Inc. Class A(a)	379	14,269
Brown-Forman Corp. Class B	2,851	211,288
Coca-Cola Bottling Co. Consolidated	316	18,606
Coca-Cola Co. (The)	78,797	4,835,772
Green Mountain Coffee Roasters Inc.(a)	873	35,531

Hansen Natural Corp.(a)	3,547	157,097
Jones Soda Co.(a)(b)	1,283	9,546
National Beverage Corp.	520	4,181
Peet’s Coffee & Tea Inc.(a)	694	20,175
Pepsi Bottling Group Inc.	1,778	70,160
PepsiCo Inc.	84,167	6,388,275

		13,060,577
BIOTECHNOLOGY—1.79%
Abraxis BioScience Inc.(a)	328	22,557
Acorda Therapeutics Inc.(a)	1,457	31,996
Affymax Inc.(a)	203	4,539
Affymetrix Inc.(a)	3,482	80,573
Alexion Pharmaceuticals Inc.(a)	1,925	144,433
AMAG Pharmaceuticals Inc.(a)	894	53,756
American Oriental Bioengineering Inc.(a)	2,685	29,750
Amgen Inc.(a)	40,197	1,866,749
ARIAD Pharmaceuticals Inc.(a)	1,984	8,432
ArQule Inc.(a)	1,963	11,385
Biogen Idec Inc.(a)	2,824	160,742
BioMimetic Therapeutics Inc.(a)	537	9,328
Celgene Corp.(a)	19,599	905,670
Cell Genesys Inc.(a)	3,688	8,482
Charles River Laboratories International Inc.(a)	1,181	77,710
CryoLife Inc.(a)	1,112	8,840
Cytokinetics Inc.(a)	1,209	5,719
Encysive Pharmaceuticals Inc.(a)	3,027	2,573
Enzo Biochem Inc.(a)	1,573	20,040
Enzon Pharmaceuticals Inc.(a)	1,919	18,288
Exelixis Inc.(a)	5,468	47,189
Genentech Inc.(a)	24,068	1,614,241
Genomic Health Inc.(a)	694	15,712
GenVec Inc.(a)	3,345	4,917
Genzyme Corp.(a)	13,659	1,016,776
Geron Corp.(a)	3,685	20,931
GTx Inc.(a)	860	12,341
Halozyme Therapeutics Inc.(a)	3,226	22,937
Human Genome Sciences Inc.(a)	6,806	71,055
Illumina Inc.(a)	2,807	166,343
Immunomedics Inc.(a)	2,502	5,805
Incyte Corp.(a)	2,511	25,236
Integra LifeSciences Holdings Corp.(a)	900	37,737
InterMune Inc.(a)(b)	1,521	20,275
Invitrogen Corp.(a)	885	82,668
Keryx Biopharmaceuticals Inc.(a)	2,227	18,707
Kosan Biosciences Inc.(a)	2,137	7,693
LifeCell Corp.(a)	1,727	74,451
Medivation Inc.(a)	1,071	15,422
Millennium Pharmaceuticals Inc.(a)	9,383	140,557
Millipore Corp.(a)	2,813	205,855
Molecular Insight Pharmaceuticals Inc.(a)	214	1,939
Momenta Pharmaceuticals Inc.(a)	525	3,748
Myriad Genetics Inc.(a)	2,299	106,720
Nanosphere Inc.(a)	323	4,519
Nektar Therapeutics(a)	4,613	30,953
Novacea Inc.(a)	339	1,010
Omrix Biopharmaceuticals Inc.(a)	696	24,179
Orexigen Therapeutics Inc.(a)	327	4,660
PDL BioPharma Inc.(a)	6,216	108,904
Protalix BioTherapeutics Inc.(a)	911	3,097
Regeneration Technologies Inc.(a)	1,528	13,263
Regeneron Pharmaceuticals Inc.(a)	3,200	77,280
Savient Pharmaceuticals Inc.(a)	2,669	61,307

Seattle Genetics Inc.(a)	2,782	31,715
SuperGen Inc.(a)	2,679	9,778
Telik Inc.(a)(b)	2,464	8,550
Tercica Inc.(a)	1,640	11,119
Vertex Pharmaceuticals Inc.(a)	6,820	158,429
XOMA Ltd.(a)	5,688	19,282

		7,778,862
BUILDING MATERIALS—0.27%
AAON Inc.	701	13,894
Apogee Enterprises Inc.	1,440	24,638
Builders FirstSource Inc.(a)	39	282
China Architectural Engineering Inc.(a)	112	969
Comfort Systems USA Inc.	210	2,684
Drew Industries Inc.(a)	905	24,797
Eagle Materials Inc.	2,433	86,323
Genlyte Group Inc. (The)(a)	1,428	135,946
Goodman Global Inc.(a)	1,561	38,307
Interline Brands Inc.(a)	551	12,072
Lennox International Inc.	386	15,988
Martin Marietta Materials Inc.	2,224	294,902
Masco Corp.	1,091	23,577
NCI Building Systems Inc.(a)	156	4,491
PGT Inc.(a)	160	762
Simpson Manufacturing Co. Inc.(b)	879	23,373
Texas Industries Inc.	553	38,765
Trane Inc.	9,314	435,057
Trex Co. Inc.(a)(b)	51	434
U.S. Concrete Inc.(a)	671	2,234

		1,179,495
CHEMICALS—1.22%
Air Products and Chemicals Inc.	5,299	522,640
Airgas Inc.	3,847	200,467
Albemarle Corp.	4,185	172,631
American Vanguard Corp.	907	15,736
Balchem Corp.	894	20,008
Cabot Corp.	2,501	83,383
Celanese Corp. Class A	4,201	177,786
CF Industries Holdings Inc.	300	33,018
Chemtura Corp.	748	5,834
E.I. du Pont de Nemours and Co.	7,557	333,188
Ecolab Inc.	8,982	459,968
Hercules Inc.	2,794	54,064
Innophos Holdings Inc.	518	7,708
International Flavors & Fragrances Inc.	3,194	153,727
Kronos Worldwide Inc.	138	2,408
Landec Corp.(a)	1,084	14,526
Lubrizol Corp.	905	49,015
Mosaic Co. (The)(a)	3,469	327,265
NewMarket Corp.	165	9,189
Praxair Inc.	16,507	1,464,336
Rohm & Haas Co.	3,846	204,107
RPM International Inc.	5,259	106,758
ShengdaTech Inc.(a)(b)	1,434	20,721
Sherwin-Williams Co. (The)	5,693	330,422
Sigma-Aldrich Corp.	2,118	115,643
Symyx Technologies Inc.(a)	903	6,935
Terra Industries Inc.(a)	4,888	233,451
UAP Holding Corp.	1,528	58,981
Valhi Inc.	344	5,483
Valspar Corp. (The)	585	13,186
W.R. Grace & Co.(a)	1,367	35,788

Zep Inc.(a)	764	10,597
Zoltek Companies Inc.(a)	1,283	55,002

		5,303,971
COAL—0.53%
Alpha Natural Resources Inc.(a)	3,320	107,834
Arch Coal Inc.	7,400	332,482
CONSOL Energy Inc.	9,470	677,294
Foundation Coal Holdings Inc.	2,285	119,962
International Coal Group Inc.(a)(b)	3,477	18,637
Massey Energy Co.	4,277	152,903
Patriot Coal Corp.(a)	1,375	57,393
Peabody Energy Corp.	13,677	843,050

		2,309,555
COMMERCIAL SERVICES—2.37%
Aaron Rents Inc.	1,416	27,244
ABM Industries Inc.	168	3,426
Accenture Ltd.	30,732	1,107,274
Administaff Inc.	1,197	33,851
Advance America Cash Advance Centers Inc.	3,124	31,740
Advisory Board Co. (The)(a)	902	57,899
Albany Molecular Research Inc.(a)	527	7,578
Alliance Data Systems Corp.(a)	4,061	304,534
American Public Education Inc.(a)	237	9,902
AMN Healthcare Services Inc.(a)	1,754	30,116
Apollo Group Inc. Class A(a)	7,520	527,528
Arbitron Inc.	1,534	63,768
Arrowhead Research Corp.(a)	1,725	6,520
Avis Budget Group Inc.(a)	1,810	23,530
Bankrate Inc.(a)(b)	556	26,738
Barrett Business Services Inc.	229	4,124
Bright Horizons Family Solutions Inc.(a)	1,348	46,560
Capella Education Co.(a)	538	35,217
Career Education Corp.(a)	4,969	124,921
CBIZ Inc.(a)	681	6,681
CDI Corp.	150	3,639
Cenveo Inc.(a)	2,689	46,977
Chemed Corp.	1,201	67,112
ChoicePoint Inc.(a)	3,817	139,015
Clayton Holdings Inc.(a)(b)	125	646
Coinstar Inc.(a)	382	10,753
Consolidated Graphics Inc.(a)	474	22,667
Corinthian Colleges Inc.(a)	4,383	67,498
Corporate Executive Board Co. (The)	1,903	114,370
Corrections Corp. of America(a)	6,454	190,458
CorVel Corp.(a)	375	8,632
CoStar Group Inc.(a)	996	47,061
CPI Corp.	236	5,558
CRA International Inc.(a)	524	24,948
Cross Country Healthcare Inc.(a)	144	2,051
DeVry Inc.	3,153	163,830
Diamond Management & Technology Consultants Inc.	1,421	10,331
Dollar Financial Corp.(a)	832	25,534
DynCorp International Inc.(a)	170	4,570
Emergency Medical Services LP(a)	487	14,259
Equifax Inc.	6,810	247,612
Euronet Worldwide Inc.(a)	2,307	69,210
ExlService Holdings Inc.(a)	904	20,864
Exponent Inc.(a)	545	14,737
First Advantage Corp. Class A(a)	220	3,623
Forrester Research Inc.(a)	716	20,062

FTI Consulting Inc.(a)	2,454	151,265
Gartner Inc.(a)	3,495	61,372
Genpact Ltd.(a)	1,536	23,393
GEO Group Inc. (The)(a)	2,521	70,588
Gevity HR Inc.	495	3,807
Global Cash Access Inc.(a)	2,111	12,793
Great Lakes Dredge & Dock Corp.	353	3,078
H&E Equipment Services Inc.(a)	893	16,860
H&R Block Inc.	16,655	309,283
Healthcare Services Group Inc.	2,104	44,563
HealthSpring Inc.(a)	1,531	29,166
Heartland Payment Systems Inc.(b)	841	22,539
Heidrick & Struggles International Inc.	863	32,026
Hertz Global Holdings Inc.(a)	10,852	172,438
Hewitt Associates Inc. Class A(a)	3,171	121,418
HMS Holdings Corp.(a)	1,059	35,169
Home Solutions of America Inc.(a)(b)	477	477
Hudson Highland Group Inc.(a)	1,261	10,605
Huron Consulting Group Inc.(a)	923	74,421
ICT Group Inc.(a)	224	2,677
Integrated Electrical Services Inc.(a)	337	6,332
Interactive Data Corp.	662	21,853
Iron Mountain Inc.(a)	9,150	338,733
ITT Educational Services Inc.(a)	2,115	180,346
Jackson Hewitt Tax Service Inc.	1,366	43,370
Kelly Services Inc. Class A	230	4,292
Kendle International Inc.(a)	660	32,287
Kenexa Corp.(a)	1,263	24,527
Kforce Inc.(a)	1,270	12,382
Korn/Ferry International(a)	2,099	39,503
Landauer Inc.	225	11,666
LECG Corp.(a)	554	8,343
Lincoln Educational Services Corp.(a)	173	2,547
Live Nation Inc.(a)	226	3,282
Manpower Inc.	4,379	249,165
MAXIMUS Inc.	119	4,595
McGrath RentCorp	1,260	32,445
McKesson Corp.	14,149	926,901
Michael Baker Corp.(a)	361	14,837
Midas Inc.(a)	733	10,746
Monro Muffler Brake Inc.	840	16,372
Monster Worldwide Inc.(a)	6,534	211,702
Moody’s Corp.	11,029	393,735
Morningstar Inc.(a)	647	50,304
MPS Group Inc.(a)	514	5,623
Multi-Color Corp.	359	9,862
Navigant Consulting Inc.(a)	2,066	28,242
Net 1 UEPS Technologies Inc.(a)	2,112	62,008
Odyssey Marine Exploration Inc.(a)	2,087	12,919
On Assignment Inc.(a)	370	2,594
PAREXEL International Corp.(a)	1,406	67,910
PeopleSupport Inc.(a)	586	8,016
Pharmaceutical Product Development Inc.	5,411	218,442
PharmaNet Development Group Inc.(a)	478	18,742
Premier Exhibitions Inc.(a)(b)	1,455	15,918
Pre-Paid Legal Services Inc.(a)	477	26,402
Protection One Inc.(a)	297	3,531
Providence Service Corp. (The)(a)	469	13,198
QC Holdings Inc.	323	3,634
Quanta Services Inc.(a)	8,560	224,614
Resources Connection Inc.	2,472	44,892
Robert Half International Inc.	7,614	205,883
Rollins Inc.	2,134	40,973

RSC Holdings Inc.(a)(b)	562	7,053
Senomyx Inc.(a)	1,548	11,595
Sotheby’s Holdings Inc. Class A	3,474	132,359
Source Interlink Companies Inc.(a)(b)	342	985
Spherion Corp.(a)	1,419	10,330
Standard Parking Corp.(a)	153	7,419
Steiner Leisure Ltd.(a)	665	29,366
Strayer Education Inc.	753	128,447
SuccessFactors Inc.(a)	390	4,610
Team Inc.(a)	821	30,032
TeleTech Holdings Inc.(a)	2,111	44,901
TrueBlue Inc.(a)	2,327	33,695
Universal Technical Institute Inc.(a)	1,202	20,434
Valassis Communications Inc.(a)	1,201	14,040
VistaPrint Ltd.(a)	2,158	92,470
Watson Wyatt Worldwide Inc.	524	24,319
Weight Watchers International Inc.	1,780	80,420
Western Union Co.	37,786	917,444
Wright Express Corp.(a)	1,876	66,579

		10,333,272
COMPUTERS—7.12%
Affiliated Computer Services Inc. Class A(a)	1,948	87,855
Ansoft Corp.(a)	865	22,360
Apple Inc.(a)	44,698	8,853,780
Brocade Communications Systems Inc.(a)	20,955	153,810
CACI International Inc. Class A(a)	144	6,447
Cadence Design Systems Inc.(a)	3,877	65,948
Cognizant Technology Solutions Corp.(a)	14,939	507,030
Compellent Technologies Inc.(a)	239	2,875
COMSYS IT Partners Inc.(a)	884	13,950
Comtech Group Inc.(a)	1,012	16,303
Cray Inc.(a)	872	5,223
Data Domain Inc.(a)	183	4,820
Dell Inc.(a)	117,269	2,874,263
Diebold Inc.	3,329	96,474
DST Systems Inc.(a)	2,816	232,461
Echelon Corp.(a)(b)	1,534	31,662
Electronic Data Systems Corp.	15,197	315,034
EMC Corp.(a)	108,614	2,012,617
FactSet Research Systems Inc.	2,262	125,993
Hewlett-Packard Co.	138,314	6,982,091
iGATE Corp.(a)	1,089	9,224
IHS Inc. Class A(a)	1,587	96,109
Integral Systems Inc.	386	8,978
International Business Machines Corp.	56,181	6,073,166
Intervoice Inc.(a)	1,954	15,612
Isilon Systems Inc.(a)	406	2,062
Jack Henry & Associates Inc.	3,998	97,311
Lexmark International Inc. Class A(a)	2,611	91,019
Limelight Networks Inc.(a)	669	4,609
LivePerson Inc.(a)	1,879	10,034
Magma Design Automation Inc.(a)	1,943	23,724
Manhattan Associates Inc.(a)	1,098	28,943
Mentor Graphics Corp.(a)	3,016	32,512
MICROS Systems Inc.(a)	2,138	150,002
MTS Systems Corp.	543	23,170
NCR Corp.(a)	1,111	27,886
Ness Technologies Inc.(a)	650	5,999
Netezza Corp.(a)	358	4,940
Network Appliance Inc.(a)	18,460	460,762
On2 Technologies Inc.(a)(b)	5,679	5,793
Rackable Systems Inc.(a)	152	1,520

Radiant Systems Inc.(a)	1,351	23,278
RadiSys Corp.(a)	203	2,720
Rimage Corp.(a)	399	10,354
Riverbed Technology Inc.(a)	1,009	26,981
SanDisk Corp.(a)	6,993	231,958
Seagate Technology	10,682	272,391
Sigma Designs Inc.(a)	1,444	79,709
Silicon Graphics Inc.(a)	14	256
SMART Modular Technologies (WWH) Inc.(a)	2,511	25,562
SRA International Inc. Class A(a)	1,206	35,517
STEC Inc.(a)	531	4,641
Stratasys Inc.(a)	1,046	27,029
Sun Microsystems Inc.(a)	11,778	213,535
Super Micro Computer Inc.(a)	485	3,720
Sykes Enterprises Inc.(a)	1,637	29,466
Synaptics Inc.(a)	1,276	52,520
Synopsys Inc.(a)	7,554	195,875
Syntel Inc.	657	25,308
Teradata Corp.(a)	1,111	30,453
3D Systems Corp.(a)(b)	1,093	16,876
3PAR Inc.(a)	271	3,469
Tyler Technologies Inc.(a)	1,957	25,226
Virtusa Corp.(a)	162	2,807
Western Digital Corp.(a)	3,341	100,932

		31,024,954
COSMETICS & PERSONAL CARE—1.80%
Alberto-Culver Co.	709	17,399
Avon Products Inc.	20,954	828,312
Bare Escentuals Inc.(a)(b)	1,955	47,409
Chattem Inc.(a)	747	56,428
Colgate-Palmolive Co.	24,402	1,902,380
Estee Lauder Companies Inc. (The) Class A	5,659	246,789
Inter Parfums Inc.	366	6,577
Procter & Gamble Co. (The)	64,436	4,730,891

		7,836,185
DISTRIBUTION & WHOLESALE—0.26%
Beacon Roofing Supply Inc.(a)	2,057	17,320
Beijing Med-Pharm Corp.(a)	1,365	14,988
Brightpoint Inc.(a)	2,297	35,282
Central European Distribution Corp.(a)	1,541	89,501
Fastenal Co.	6,528	263,862
Houston Wire & Cable Co.	859	12,146
LKQ Corp.(a)	5,845	122,862
MWI Veterinary Supply Inc.(a)	406	16,240
NuCO2 Inc.(a)	578	14,392
Owens & Minor Inc.	360	15,275
Pool Corp.	2,482	49,218
ScanSource Inc.(a)	1,186	38,367
United Stationers Inc.(a)	889	41,081
W.W. Grainger Inc.	2,962	259,234
Watsco Inc.	1,068	39,260
WESCO International Inc.(a)	2,298	91,093

		1,120,121
DIVERSIFIED FINANCIAL SERVICES—4.05%
Advanta Corp. Class B	897	7,239
Affiliated Managers Group Inc.(a)	1,572	184,647
American Express Co.	53,483	2,782,186
AmeriCredit Corp.(a)	389	4,975
Asta Funding Inc.(b)	371	9,809
BlackRock Inc.	1,892	410,186

Calamos Asset Management Inc. Class A	52	1,549
Centerline Holding Co.(b)	1,420	10,820
Charles Schwab Corp. (The)	48,601	1,241,756
CME Group Inc.	2,828	1,940,008
Cohen & Steers Inc.	882	26,434
CompuCredit Corp.(a)	643	6,417
Credit Acceptance Corp.(a)	233	4,816
Duff & Phelps Corp. Class A(a)	217	4,271
E*TRADE Financial Corp.(a)(b)	8,102	28,762
Eaton Vance Corp.	5,742	260,744
Encore Capital Group Inc.(a)	144	1,394
Epoch Holding Corp.	412	6,180
Evercore Partners Inc. Class A	19	409
FBR Capital Markets Corp.(a)	479	4,589
FCStone Group Inc.(a)	471	21,680
Federal Home Loan Mortgage Corp.	13,331	454,187
Federated Investors Inc. Class B	4,562	187,772
First Marblehead Corp. (The)(b)	3,114	47,644
Franklin Resources Inc.	8,589	982,839
GAMCO Investors Inc. Class A	50	3,460
GFI Group Inc.(a)	831	79,543
GLG Partners Inc.(a)(b)	2,141	29,118
Goldman Sachs Group Inc. (The)	9,217	1,982,116
Greenhill & Co. Inc.(b)	937	62,292
Interactive Brokers Group Inc.(a)	893	28,862
IntercontinentalExchange Inc.(a)	3,649	702,432
Invesco Ltd.	17,190	539,422
Investment Technology Group Inc.(a)	2,254	107,268
Janus Capital Group Inc.	6,996	229,819
KBW Inc.(a)	60	1,535
Knight Capital Group Inc. Class A(a)	2,146	30,902
Landenburg Thalmann Financial Services Inc.(a)	4,940	10,473
Lazard Ltd. Class A	2,615	106,378
Legg Mason Inc.	2,825	206,649
MarketAxess Holdings Inc.(a)	1,573	20,182
Merrill Lynch & Co. Inc.	11,312	607,228
MF Global Ltd.(a)	2,669	83,993
Morgan Stanley	3,139	166,712
NASDAQ Stock Market Inc. (The)(a)	4,718	233,494
National Financial Partners Corp.	1,263	57,605
Nelnet Inc. Class A	47	597
NewStar Financial Inc.(a)	350	2,898
NYMEX Holdings Inc.	4,758	635,716
NYSE Euronext Inc.	13,671	1,199,904
optionsXpress Holdings Inc.	2,231	75,452
Penson Worldwide Inc.(a)	695	9,973
Portfolio Recovery Associates Inc.(b)	830	32,926
Pzena Investment Management Inc.	92	1,049
SLM Corp.	21,266	428,297
Stifel Financial Corp.(a)	739	38,849
SWS Group Inc.	151	1,913
T. Rowe Price Group Inc.	13,763	837,891
TD Ameritrade Holding Corp.(a)	12,879	258,353
TradeStation Group Inc.(a)	1,446	20,548
U.S. Global Investors Inc. Class A(b)	576	9,596
W.P. Stewart & Co. Ltd.	511	2,611
Waddell & Reed Financial Inc. Class A	3,729	134,580
World Acceptance Corp.(a)	883	23,823

		17,635,772
ELECTRIC—1.26%
AES Corp. (The)(a)	34,441	736,693
Allegheny Energy Inc.	8,611	547,746

CenterPoint Energy Inc.	16,584	284,084
Constellation Energy Group Inc.	7,223	740,574
DPL Inc.	3,049	90,403
Dynegy Inc. Class A(a)	2,768	19,764
EnerNOC Inc.(a)	160	7,856
Exelon Corp.	15,696	1,281,421
ITC Holdings Corp.	2,262	127,622
Mirant Corp.(a)	9,005	351,015
NRG Energy Inc.(a)	10,027	434,570
Ormat Technologies Inc.	696	38,287
Pike Electric Corp.(a)	693	11,615
PPL Corp.	14,948	778,641
Sierra Pacific Resources Corp.	1,617	27,457

		5,477,748
ELECTRICAL COMPONENTS & EQUIPMENT—0.72%
Advanced Energy Industries Inc.(a)	1,794	23,466
American Superconductor Corp.(a)(b)	2,168	59,273
AMETEK Inc.	5,567	260,758
Belden Inc.	2,279	101,415
Coleman Cable Inc.(a)	402	3,799
Emerson Electric Co.	34,167	1,935,902
Energizer Holdings Inc.(a)	2,112	236,819
Energy Conversion Devices Inc.(a)(b)	1,980	66,627
General Cable Corp.(a)	2,749	201,447
Greatbatch Inc.(a)	1,007	20,130
Hubbell Inc. Class B	1,023	52,787
Insteel Industries Inc.	406	4,762
Littelfuse Inc.(a)	348	11,470
Medis Technologies Ltd.(a)(b)	1,179	18,192
Molex Inc.	3,988	108,872
Powell Industries Inc.(a)	296	13,045
Universal Display Corp.(a)	819	16,929
Vicor Corp.	1,005	15,668

		3,151,361
ELECTRONICS—1.23%
Agilent Technologies Inc.(a)	19,651	721,978
American Science and Engineering Inc.	483	27,410
Amphenol Corp. Class A	9,191	426,187
Applied Biosystems Group	1,638	55,561
Arrow Electronics Inc.(a)	3,475	136,498
Avnet Inc.(a)	4,584	160,302
AVX Corp.	504	6,764
Badger Meter Inc.	583	26,206
Benchmark Electronics Inc.(a)	709	12,571
Cogent Inc.(a)	2,172	24,218
Cubic Corp.	510	19,992
Cymer Inc.(a)	1,231	47,923
Daktronics Inc.	1,599	36,089
Dionex Corp.(a)	1,031	85,429
Dolby Laboratories Inc. Class A(a)	1,975	98,197
Eagle Test Systems Inc.(a)	562	7,182
Excel Technology Inc.(a)	138	3,740
FARO Technologies Inc.(a)	909	24,707
FEI Co.(a)	2,066	51,299
FLIR Systems Inc.(a)	6,920	216,596
Garmin Ltd.	5,976	579,672
Gentex Corp.	7,545	134,075
ICx Technologies Inc.(a)	163	1,568
II-VI Inc.(a)	1,208	36,904
Ionatron Inc.(a)	1,603	4,585
Itron Inc.(a)	1,537	147,506

Jabil Circuit Inc.	5,823	88,917
L-1 Identity Solutions Inc.(a)	1,593	28,594
LoJack Corp.(a)	926	15,566
Measurement Specialties Inc.(a)	306	6,763
Mettler-Toledo International Inc.(a)	1,963	223,389
Multi-Fineline Electronix Inc.(a)	187	3,243
National Instruments Corp.	2,876	95,857
OSI Systems Inc.(a)	356	9,423
OYO Geospace Corp.(a)	193	14,544
PerkinElmer Inc.	1,538	40,019
Plexus Corp.(a)	1,413	37,105
Rofin-Sinar Technologies Inc.(a)	1,408	67,739
Sanmina-SCI Corp.(a)	5,954	10,836
Sonic Solutions Inc.(a)	314	3,262
Taser International Inc.(a)(b)	3,145	45,257
Technitrol Inc.	747	21,349
Thermo Fisher Scientific Inc.(a)	10,853	626,001
Thomas & Betts Corp.(a)	3,051	149,621
Trimble Navigation Ltd.(a)	6,184	187,004
TTM Technologies Inc.(a)	230	2,682
Varian Inc.(a)	895	58,444
Vishay Intertechnology Inc.(a)	1,580	18,028
Waters Corp.(a)	5,219	412,666
Woodward Governor Co.	1,535	104,303
X-Rite Inc.(a)	373	4,334

		5,368,105
ENERGY - ALTERNATE SOURCES—0.24%
Aventine Renewable Energy Holdings Inc.(a)	919	11,726
Clean Energy Fuels Corp.(a)	512	7,752
Comverge Inc.(a)	188	5,920
Covanta Holding Corp.(a)	6,310	174,535
Evergreen Energy Inc.(a)(b)	1,526	3,403
Evergreen Solar Inc.(a)(b)	4,764	82,274
First Solar Inc.(a)	1,870	499,552
FuelCell Energy Inc.(a)(b)	3,345	33,182
MGP Ingredients Inc.	28	264
Nova Biosource Fuels Inc.(a)(b)	1,583	4,591
Pacific Ethanol Inc.(a)	1,185	9,729
SunPower Corp. Class A(a)(b)	1,269	165,465
US BioEnergy Corp.(a)	364	4,262
VeraSun Energy Corp.(a)(b)	1,440	22,003
Verenium Corp.(a)(b)	2,668	13,313

		1,037,971
ENGINEERING & CONSTRUCTION—0.69%
AECOM Technology Corp.(a)	1,817	51,912
Dycom Industries Inc.(a)	1,010	26,917
ENGlobal Corp.(a)	856	9,724
Fluor Corp.	4,562	664,775
Foster Wheeler Ltd.(a)	3,669	568,768
Granite Construction Inc.	1,049	37,953
Jacobs Engineering Group Inc.(a)	6,192	592,017
Layne Christensen Co.(a)	872	42,911
McDermott International Inc.(a)	11,488	678,137
Perini Corp.(a)	1,042	43,160
Shaw Group Inc. (The)(a)	3,851	232,754
Stanley Inc.(a)	388	12,424
URS Corp.(a)	862	46,832

		3,008,284
ENTERTAINMENT—0.37%
Bally Technologies Inc.(a)	2,830	140,708

Cinemark Holdings Inc.	667	11,339
Dover Downs Gaming & Entertainment Inc.	763	8,584
DreamWorks Animation SKG Inc. Class A(a)	2,640	67,426
International Game Technology Inc.	16,681	732,796
Isle of Capri Casinos Inc.(a)	57	785
Lakes Entertainment Inc.(a)	482	3,340
Macrovision Corp.(a)	2,666	48,868
National CineMedia Inc.	2,118	53,395
Penn National Gaming Inc.(a)	3,833	228,255
Pinnacle Entertainment Inc.(a)	1,610	37,932
Regal Entertainment Group Class A	3,192	57,679
Scientific Games Corp. Class A(a)	3,297	109,625
Shuffle Master Inc.(a)(b)	1,773	21,258
Vail Resorts Inc.(a)	1,586	85,343
Warner Music Group Corp.	1,017	6,163

		1,613,496
ENVIRONMENTAL CONTROL—0.35%
Allied Waste Industries Inc.(a)	2,170	23,913
American Ecology Corp.	743	17,446
Clean Harbors Inc.(a)	850	43,945
Darling International Inc.(a)	4,073	47,084
EnergySolutions Inc.(a)	815	21,997
Fuel Tech Inc.(a)(b)	876	19,841
Metal Management Inc.	125	5,691
Mine Safety Appliances Co.	532	27,595
Nalco Holding Co.	7,528	182,027
Rentech Inc.(a)	8,235	14,905
Republic Services Inc.	7,722	242,085
Stericycle Inc.(a)	4,557	270,686
Tetra Tech Inc.(a)	1,754	37,711
Waste Connections Inc.(a)	2,475	76,478
Waste Holdings Inc.	231	8,385
Waste Management Inc.	15,011	490,409

		1,530,198
FOOD—1.09%
American Dairy Inc.(a)(b)	335	4,338
Arden Group Inc. Class A	40	6,188
Benihana Inc.(a)	548	6,987
Cal-Maine Foods Inc.	30	796
Campbell Soup Co.	6,846	244,608
Dean Foods Co.	408	10,551
Flowers Foods Inc.	1,620	37,924
General Mills Inc.	1,402	79,914
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	396	12,407
H.J. Heinz Co.	9,321	435,104
Hershey Co. (The)	6,153	242,428
Ingles Markets Inc. Class A	534	13,558
J&J Snack Foods Corp.	493	15,421
Kellogg Co.	8,271	433,649
Kroger Co. (The)	22,740	607,385
Lance Inc.	467	9,536
M&F Worldwide Corp.(a)	587	31,610
McCormick & Co. Inc. NVS	4,564	173,021
Nash Finch Co.	320	11,290
Ralcorp Holdings Inc.(a)	351	21,337
Sanderson Farms Inc.	523	17,667
Sara Lee Corp.	19,827	318,422
Seaboard Corp.	1	1,470
Spartan Stores Inc.	377	8,614
Sysco Corp.	32,029	999,625
Tootsie Roll Industries Inc.	400	10,968

United Natural Foods Inc.(a)	2,146	68,071
Whole Foods Market Inc.	7,266	296,453
Winn-Dixie Stores Inc.(a)	119	2,008
Wm. Wrigley Jr. Co.	10,876	636,790

		4,758,140
FOREST PRODUCTS & PAPER—0.04%
Deltic Timber Corp.	529	27,238
Domtar Corp.(a)	11,042	84,913
Neenah Paper Inc.	518	15,100
Plum Creek Timber Co. Inc.	699	32,182
Rayonier Inc.	219	10,346
Xerium Technologies Inc.	485	2,522

		172,301
GAS—0.00%
EnergySouth Inc.	123	7,134

		7,134
HAND & MACHINE TOOLS—0.12%
Baldor Electric Co.	2,304	77,553
Black & Decker Corp. (The)	1,727	120,286
Franklin Electric Co. Inc.(b)	1,000	38,270
Kennametal Inc.	2,418	91,545
Lincoln Electric Holdings Inc.	1,565	111,397
Raser Technologies Inc.(a)	1,574	23,374
Stanley Works (The)	1,369	66,369

		528,794
HEALTH CARE - PRODUCTS—4.29%
Abaxis Inc.(a)	1,056	37,868
ABIOMED Inc.(a)	1,444	22,440
Accuray Inc.(a)	846	12,876
Advanced Medical Optics Inc.(a)	3,016	73,982
Align Technology Inc.(a)	2,990	49,873
American Medical Systems Holdings Inc.(a)	3,656	52,866
AngioDynamics Inc.(a)	493	9,387
ArthroCare Corp.(a)(b)	1,395	67,030
Aspect Medical Systems Inc.(a)	847	11,858
Baxter International Inc.	33,642	1,952,918
Beckman Coulter Inc.	2,624	191,027
Becton, Dickinson and Co.	12,638	1,056,284
Bruker BioSciences Corp.(a)	3,300	43,890
C.R. Bard Inc.	5,399	511,825
Cepheid Inc.(a)	2,793	73,596
Conceptus Inc.(a)	1,461	28,110
Cooper Companies Inc. (The)	896	34,048
Cutera Inc.(a)	690	10,833
Cyberonics Inc.(a)	1,101	14,489
Cynosure Inc. Class A(a)	374	9,896
DENTSPLY International Inc.	7,861	353,902
Edwards Lifesciences Corp.(a)	3,035	139,580
ev3 Inc.(a)	2,492	31,673
Gen-Probe Inc.(a)	2,758	173,561
Haemonetics Corp.(a)	1,239	78,082
Hansen Medical Inc.(a)(b)	379	11,347
Henry Schein Inc.(a)	4,589	281,765
Hillenbrand Industries Inc.	531	29,593
Hologic Inc.(a)	6,076	417,057
ICU Medical Inc.(a)	412	14,836
IDEXX Laboratories Inc.(a)	3,228	189,258
Immucor Inc.(a)	3,491	118,659
Insulet Corp.(a)	330	7,748

Intuitive Surgical Inc.(a)	1,946	631,477
Inverness Medical Innovations Inc.(a)	1,166	65,506
Johnson & Johnson	56,139	3,744,471
Kensey Nash Corp.(a)	471	14,092
Kinetic Concepts Inc.(a)	2,228	119,332
LCA-Vision Inc.	1,026	20,489
Luminex Corp.(a)	1,794	29,135
Masimo Corp.(a)	590	23,276
Medical Action Industries Inc.(a)	571	11,905
Medtronic Inc.	59,421	2,987,094
Mentor Corp.	1,767	69,090
Meridian Bioscience Inc.	1,984	59,679
Merit Medical Systems Inc.(a)	184	2,558
Metabolix Inc.(a)	722	17,184
Micrus Endovascular Corp.(a)	741	14,583
Minrad International Inc.(a)	2,405	7,816
Natus Medical Inc.(a)	1,079	20,879
Northstar Neuroscience Inc.(a)	1,008	9,374
NuVasive Inc.(a)	1,748	69,081
NxStage Medical Inc.(a)	1,031	15,640
OraSure Technologies Inc.(a)	2,318	20,607
Orthofix International NV(a)	502	29,101
Palomar Medical Technologies Inc.(a)	912	13,972
Patterson Companies Inc.(a)	7,203	244,542
PSS World Medical Inc.(a)	3,378	66,107
Quidel Corp.(a)	1,437	27,978
ResMed Inc.(a)	4,074	214,007
Respironics Inc.(a)	3,856	252,491
Sirona Dental Systems Inc.(a)	856	28,659
Sonic Innovations Inc.(a)	1,355	10,461
SonoSite Inc.(a)	851	28,653
Spectranetics Corp.(a)	1,576	24,160
St. Jude Medical Inc.(a)	17,560	713,638
Stereotaxis Inc.(a)	1,348	16,473
Steris Corp.	1,535	44,269
Stryker Corp.	15,702	1,173,253
SurModics Inc.(a)	747	40,540
Symmetry Medical Inc.(a)	166	2,893
TECHNE Corp.(a)	2,092	138,177
Thoratec Corp.(a)	2,672	48,604
TomoTherapy Inc.(a)	523	10,230
TranS1 Inc.(a)	271	4,463
Varian Medical Systems Inc.(a)	6,574	342,900
Ventana Medical Systems Inc.(a)	1,396	121,773
Visicu Inc.(a)	753	8,938
Vital Images Inc.(a)	836	15,107
Vital Sign Inc.	507	25,918
Volcano Corp.(a)	1,579	19,753
West Pharmaceutical Services Inc.	1,641	66,608
Wright Medical Group Inc.(a)	1,713	49,968
Zimmer Holdings Inc.(a)	12,204	807,295
Zoll Medical Corp.(a)	753	20,120

		18,676,476
HEALTH CARE - SERVICES—2.43%
Aetna Inc.	21,439	1,237,673
Air Methods Corp.(a)	527	26,176
Alliance Imaging Inc.(a)	749	7,205
Amedisys Inc.(a)	1,233	59,825
American Dental Partners Inc.(a)	574	5,757
Apria Healthcare Group Inc.(a)	898	19,370
Assisted Living Concepts Inc.(a)	877	6,578
athenahealth Inc.(a)	244	8,784

Bio-Reference Laboratories Inc.(a)	550	17,974
Brookdale Senior Living Inc.	482	13,694
Capital Senior Living Corp.(a)	320	3,178
Centene Corp.(a)	1,549	42,505
Community Health Systems Inc.(a)	396	14,597
Covance Inc.(a)	3,307	286,452
Coventry Health Care Inc.(a)	7,605	450,596
DaVita Inc.(a)	5,434	306,206
Emeritus Corp.(a)	407	10,236
Ensign Group Inc. (The)	127	1,829
Genoptix Inc.(a)	240	7,368
Gentiva Health Services Inc.(a)	407	7,749
Health Net Inc.(a)	5,657	273,233
Healthways Inc.(a)	1,767	103,263
Humana Inc.(a)	8,474	638,177
Hythiam Inc.(a)(b)	1,552	4,547
Laboratory Corp. of America Holdings(a)	6,125	462,621
LHC Group Inc.(a)	724	18,086
Lincare Holdings Inc.(a)	4,415	155,231
Magellan Health Services Inc.(a)	326	15,201
Matria Healthcare Inc.(a)	869	20,656
MedCath Corp.(a)	163	4,003
National Healthcare Corp.	210	10,857
NightHawk Radiology Holdings Inc.(a)	1,062	22,355
Odyssey Healthcare Inc.(a)	139	1,537
Pediatrix Medical Group Inc.(a)	2,573	175,350
Psychiatric Solutions Inc.(a)	2,765	89,863
Quest Diagnostics Inc.	7,556	399,712
Radiation Therapy Services Inc.(a)	670	20,710
Sierra Health Services Inc.(a)	2,962	124,286
Skilled Healthcare Group Inc. Class A(a)	581	8,500
Sun Healthcare Group Inc.(a)	2,151	36,933
Sunrise Senior Living Inc.(a)	1,927	59,120
Tenet Healthcare Corp.(a)	18,486	93,909
UnitedHealth Group Inc.	69,283	4,032,271
Universal Health Services Inc. Class B	655	33,536
Virtual Radiologic Corp.(a)	156	3,164
WellCare Health Plans Inc.(a)	2,096	88,891
WellPoint Inc.(a)	13,360	1,172,073

		10,601,837
HOLDING COMPANIES - DIVERSIFIED—0.03%
Aldabra Acquisition Corp.(a)	858	8,357
Alternative Asset Management Acquisition Corp.(a)	858	7,851
Heckmann Corp.(a)	1,120	8,232
Hicks Acquisition Co. I Inc.(a)	1,151	10,578
Information Services Group Inc.(a)(b)	673	4,610
NRDC Acquisition Corp.(a)	863	7,914
Triplecrown Acquisition Corp.(a)	1,001	9,149
Walter Industries Inc.	2,632	94,568

		151,259
HOME BUILDERS—0.06%
AMREP Corp.(b)	22	672
Centex Corp.	322	8,134
Champion Enterprises Inc.(a)	3,294	31,029
Fleetwood Enterprises Inc.(a)	3,214	19,220
NVR Inc.(a)	110	57,640
Pulte Homes Inc.	3,826	40,326
Thor Industries Inc.	1,590	60,436
Winnebago Industries Inc.(b)	1,455	30,584

		248,041

HOME FURNISHINGS—0.16%
DTS Inc.(a)	907	23,192
Ethan Allen Interiors Inc.	137	3,905
Harman International Industries Inc.	3,178	234,250
Kimball International Inc. Class B	689	9,439
Sealy Corp.(b)	1,571	17,579
Tempur-Pedic International Inc.	4,026	104,555
TiVo Inc.(a)	4,924	41,066
Universal Electronics Inc.(a)	721	24,110
Whirlpool Corp.	2,942	240,155

		698,251
HOUSEHOLD PRODUCTS & WARES—0.41%
ACCO Brands Corp.(a)	711	11,404
Avery Dennison Corp.	4,722	250,927
Blyth Inc.	172	3,774
Church & Dwight Co. Inc.	3,277	177,187
Clorox Co. (The)	6,622	431,556
Fossil Inc.(a)	2,230	93,615
Jarden Corp.(a)	1,774	41,884
Kimberly-Clark Corp.	9,832	681,751
Scotts Miracle-Gro Co. (The) Class A	393	14,706
Standard Register Co. (The)	193	2,250
Tupperware Brands Corp.	1,551	51,230
WD-40 Co.	351	13,327

		1,773,611
HOUSEWARES—0.07%
Libbey Inc.	32	507
Lifetime Brands Inc.	132	1,713
Newell Rubbermaid Inc.	7,518	194,566
Toro Co. (The)	2,059	112,092

		308,878
INSURANCE—0.94%
ACE Ltd.	903	55,787
Aflac Inc.	23,114	1,447,630
American International Group Inc.	8,142	474,679
AmTrust Financial Services Inc.	1,005	13,839
Arthur J. Gallagher & Co.	996	24,093
Brown & Brown Inc.	5,928	139,308
CIGNA Corp.	14,925	801,920
Citizens Inc.(a)	141	780
CNA Financial Corp.	151	5,092
Darwin Professional Underwriters Inc.(a)	233	5,632
eHealth Inc.(a)	651	20,904
Enstar Group Ltd.(a)	353	43,214
Erie Indemnity Co. Class A	496	25,737
First Mercury Financial Corp.(a)	346	8,442
Greenlight Capital Re Ltd.(a)	35	728
Hanover Insurance Group Inc. (The)	146	6,687
HCC Insurance Holdings Inc.	2,451	70,295
Hilb Rogal & Hobbs Co.	136	5,518
National Interstate Corp.	48	1,589
PartnerRe Ltd.	657	54,222
Philadelphia Consolidated Holding Corp.(a)	2,171	85,429
Primus Guaranty Ltd.(a)(b)	468	3,281
Principal Financial Group Inc.	741	51,010
Prudential Financial Inc.	5,783	538,050
Tower Group Inc.	1,022	34,135
Transatlantic Holdings Inc.	496	36,044
Universal American Corp.(a)	728	18,630

Validus Holdings Ltd.(a)	111	2,884
W.R. Berkley Corp.	2,307	68,772
XL Capital Ltd. Class A	1,086	54,637

		4,098,968
INTERNET—3.84%
Akamai Technologies Inc.(a)	8,505	294,273
Amazon.com Inc.(a)	15,774	1,461,303
Art Technology Group Inc.(a)	6,476	27,976
Blue Coat Systems Inc.(a)	1,456	47,859
Blue Nile Inc.(a)(b)	685	46,621
Chordiant Software Inc.(a)	1,632	13,954
CNET Networks Inc.(a)	7,615	69,601
Cogent Communications Group Inc.(a)	2,505	59,394
comScore Inc.(a)	203	6,624
Constant Contact Inc.(a)	261	5,612
CyberSource Corp.(a)	3,514	62,444
DealerTrack Holdings Inc.(a)	1,709	57,200
Dice Holdings Inc.(a)	542	4,331
Digital River Inc.(a)	2,096	69,315
eBay Inc.(a)	59,072	1,960,600
Equinix Inc.(a)	1,878	189,809
eResearch Technology Inc.(a)(b)	1,965	23,226
F5 Networks Inc.(a)	4,370	124,632
Global Sources Ltd.(a)	902	25,454
Google Inc. Class A(a)	11,837	8,185,049
GSI Commerce Inc.(a)	1,024	19,968
Harris Interactive Inc.(a)	1,451	6,181
HLTH Corp.(a)	9,313	124,794
HSW International Inc.(a)	367	2,286
IAC/InterActiveCorp(a)	572	15,398
iBasis Inc.	1,701	8,726
iMergent Inc.(b)	647	6,852
InfoSpace Inc.	864	16,243
Internap Network Services Corp.(a)	2,469	20,567
Internet Brands Inc. Class A(a)	217	1,526
Interwoven Inc.(a)	1,782	25,340
iPass Inc.(a)	1,367	5,550
j2 Global Communications Inc.(a)	2,484	52,586
Knot Inc. (The)(a)	1,399	22,300
Liberty Media Corp. - Liberty Interactive Group Series A(a)	17,805	339,719
Lionbridge Technologies Inc.(a)	2,613	9,276
Liquidity Services Inc.(a)	533	6,876
LoopNet Inc.(a)(b)	1,381	19,403
McAfee Inc.(a)	8,241	309,038
MercadoLibre Inc.(a)	561	41,447
Move Inc.(a)	5,271	12,914
NetFlix Inc.(a)(b)	2,346	62,451
NIC Inc.	1,967	16,601
NutriSystem Inc.(a)(b)	1,743	47,026
1-800-FLOWERS.COM Inc.(a)	1,224	10,686
Online Resources Corp.(a)	1,348	16,068
Orbitz Worldwide Inc.(a)	1,061	9,019
Overstock.com Inc.(a)(b)	846	13,138
Perficient Inc.(a)	1,458	22,949
Priceline.com Inc.(a)	1,975	226,849
RightNow Technologies Inc.(a)	902	14,297
Sapient Corp.(a)	4,096	36,086
Secure Computing Corp.(a)	173	1,661
Shutterfly Inc.(a)	727	18,626
Sohu.com Inc.(a)	1,394	76,001
SonicWALL Inc.(a)	854	9,155

Sourcefire Inc.(a)	340	2,836
Stamps.com Inc.(a)	879	10,706
Symantec Corp.(a)	6,899	111,350
TechTarget Inc.(a)	297	4,390
Terremark Worldwide Inc.(a)	2,442	15,873
TheStreet.com Inc.	1,048	16,684
Travelzoo Inc.(a)	371	5,075
TriZetto Group Inc. (The)(a)	2,286	39,708
United Online Inc.	922	10,898
ValueClick Inc.(a)	5,060	110,814
Vasco Data Security International Inc.(a)	1,348	37,636
VeriSign Inc.(a)	11,502	432,590
Vignette Corp.(a)	756	11,045
Vocus Inc.(a)	670	23,135
WebMD Health Corp. Class A(a)	374	15,360
Websense Inc.(a)	2,276	38,646
Yahoo! Inc.(a)	62,635	1,456,890

		16,726,516
INVESTMENT COMPANIES—0.00%
BlackRock Kelso Capital Corp.	155	2,368
PennantPark Investment Corp.	721	7,224

		9,592
IRON & STEEL—0.32%
AK Steel Holding Corp.(a)	5,776	267,082
Allegheny Technologies Inc.	5,299	457,834
Carpenter Technology Corp.	1,458	109,598
Cleveland-Cliffs Inc.	2,136	215,309
Esmark Inc.(a)	36	509
Nucor Corp.	3,530	209,047
Reliance Steel & Aluminum Co.	339	18,374
Steel Dynamics Inc.	1,591	94,776
Universal Stainless & Alloy Products Inc.(a)	179	6,367

		1,378,896
LEISURE TIME—0.29%
Ambassadors Group Inc.	820	15,014
Ambassadors International Inc.	170	2,479
Carnival Corp.	9,478	421,676
Harley-Davidson Inc.	12,549	586,164
Life Time Fitness Inc.(a)	1,597	79,339
Marine Products Corp.	119	834
Nautilus Inc.	575	2,789
Polaris Industries Inc.(b)	1,540	73,566
Town Sports International Holdings Inc.(a)	743	7,103
WMS Industries Inc.(a)	2,071	75,881

		1,264,845
LODGING—0.77%
Ameristar Casinos Inc.	542	14,927
Boyd Gaming Corp.	3,005	102,380
Choice Hotels International Inc.	1,902	63,146
Gaylord Entertainment Co.(a)	889	35,978
Harrah’s Entertainment Inc.	5,578	495,048
Las Vegas Sands Corp.(a)	5,396	556,058
Marcus Corp.	373	5,763
Marriott International Inc. Class A	16,929	578,633
MGM MIRAGE(a)	6,132	515,211
Monarch Casino & Resort Inc.(a)	582	14,015
Morgans Hotel Group Co.(a)	1,036	19,974
MTR Gaming Group Inc.(a)	1,041	7,068
Orient-Express Hotels Ltd.	2,052	118,031

Riviera Holdings Corp.(a)	301	9,271
Starwood Hotels & Resorts Worldwide Inc.	10,488	461,787
Wyndham Worldwide Corp.	688	16,209
Wynn Resorts Ltd.	2,833	317,664

		3,331,163
MACHINERY—1.47%
AGCO Corp.(a)	3,146	213,865
Altra Holdings Inc.(a)	901	14,984
Applied Industrial Technologies Inc.	369	10,708
Astec Industries Inc.(a)	928	34,512
Bucyrus International Inc. Class A	1,965	195,301
Cascade Corp.	133	6,179
Caterpillar Inc.	33,083	2,400,502
Chart Industries Inc.(a)	394	12,175
Cognex Corp.	1,765	35,565
Columbus McKinnon Corp.(a)	529	17,256
Cummins Inc.	5,392	686,779
Deere & Co.	1,293	120,404
Flow International Corp.(a)	1,899	17,699
Flowserve Corp.	2,669	256,758
Gorman-Rupp Co. (The)	710	22,152
Graco Inc.	3,355	125,007
Hurco Companies Inc.(a)	303	13,226
IDEX Corp.	4,264	154,058
Intermec Inc.(a)	3,039	61,722
Intevac Inc.(a)	1,073	15,601
iRobot Corp.(a)(b)	754	13,632
Joy Global Inc.	5,621	369,974
Kadant Inc.(a)	28	831
Lindsay Corp.	212	14,986
Manitowoc Co. Inc. (The)	6,458	315,344
Middleby Corp. (The)(a)	695	53,251
Nordson Corp.	1,274	73,841
Rockwell Automation Inc.	7,764	535,405
Sauer-Danfoss Inc.	318	7,966
Tennant Co.	412	18,247
Terex Corp.(a)	5,287	346,669
TurboChef Technologies Inc.(a)	1,012	16,698
Twin Disc Inc.	214	15,145
Wabtec Corp.	2,461	84,757
Zebra Technologies Corp. Class A(a)	3,671	127,384

		6,408,583
MANUFACTURING—2.96%
Actuant Corp. Class A	2,438	82,916
Acuity Brands Inc.	1,569	70,605
American Railcar Industries Inc.	505	9,721
Ameron International Corp.	34	3,133
AptarGroup Inc.	299	12,232
AZZ Inc.(a)	570	16,160
Barnes Group Inc.	2,114	70,586
Brink’s Co. (The)	2,228	133,101
Carlisle Companies Inc.	861	31,883
Ceradyne Inc.(a)	998	46,836
CLARCOR Inc.	1,270	48,222
Cooper Industries Ltd.	3,120	164,986
Danaher Corp.	12,732	1,117,106
Donaldson Co. Inc.	4,179	193,822
Dover Corp.	3,476	160,209
Eaton Corp.	875	84,831
ESCO Technologies Inc.(a)	1,286	51,363
FreightCar America Inc.	27	945

General Electric Co.	59,094	2,190,615
GenTek Inc.(a)	411	12,030
Harsco Corp.	4,373	280,178
Hexcel Corp.(a)	5,044	122,468
Honeywell International Inc.	34,518	2,125,273
Illinois Tool Works Inc.	19,168	1,026,255
Ingersoll-Rand Co. Ltd. Class A	925	42,985
ITT Industries Inc.	1,173	77,465
Koppers Holdings Inc.	498	21,534
Lancaster Colony Corp.	1,040	41,288
LSB Industries Inc.(a)	733	20,685
Matthews International Corp. Class A	1,592	74,617
Myers Industries Inc.	1,413	20,446
Pall Corp.	5,824	234,824
Polypore International Inc.(a)	307	5,373
Raven Industries Inc.	830	31,864
Reddy Ice Holdings Inc.	509	12,883
Roper Industries Inc.	4,563	285,370
Smith & Wesson Holding Corp.(a)	1,524	9,296
Sturm, Ruger & Co. Inc.(a)	1,116	9,240
Textron Inc.	12,888	918,914
3M Co.	34,842	2,937,877
Trinity Industries Inc.	3,537	98,187

		12,898,324
MEDIA—2.48%
Acacia Research Corp. - Acacia Technologies Group(a)	1,429	12,832
Cablevision Systems Corp.(a)	3,681	90,185
Central European Media Enterprises Ltd.(a)	1,616	187,424
Citadel Broadcasting Corp.	3,360	6,922
CKX Inc.(a)	1,756	21,072
Clear Channel Communications Inc.	4,854	167,560
Comcast Corp. Class A(a)	93,508	1,707,456
Courier Corp.	373	12,313
Crown Media Holdings Inc. Class A(a)(b)	472	3,068
CTC Media Inc.(a)	2,630	79,426
Cumulus Media Inc. Class A(a)	678	5,451
DIRECTV Group Inc. (The)(a)	36,996	855,348
Discovery Holding Co. Class A(a)	8,057	202,553
Dolan Media Co.(a)	322	9,393
EchoStar Communications Corp.(a)	10,853	409,375
Entravision Communications Corp.(a)	1,594	12,481
Gemstar-TV Guide International Inc.(a)	11,584	55,140
John Wiley & Sons Inc. Class A	2,587	110,827
Liberty Global Inc. Class A(a)	10,030	393,076
LodgeNet Entertainment Corp.(a)	835	14,562
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	1,362	12,626
McGraw-Hill Companies Inc. (The)	17,763	778,197
Meredith Corp.	2,528	138,989
New York Times Co. (The) Class A	1,802	31,589
News Corp. Class A	77,980	1,597,810
Nexstar Broadcasting Group Inc. Class A(a)	160	1,462
Sinclair Broadcast Group Inc. Class A	1,192	9,786
Sirius Satellite Radio Inc.(a)(b)	75,821	229,738
Spanish Broadcasting System Inc. Class A(a)	1,049	1,941
Sun-Times Media Group Inc. Class A(a)(c)	1,792	3,942
Time Warner Cable Inc. Class A(a)	4,351	120,088
Time Warner Inc.	28,146	464,690
Value Line Inc.	47	1,892
Viacom Inc. Class B(a)	31,482	1,382,689
Walt Disney Co. (The)	44,939	1,450,631
Westwood One Inc.	3,181	6,330

World Wrestling Entertainment Inc.	1,114	16,443
XM Satellite Radio Holdings Inc. Class A(a)	14,825	181,458

		10,786,765
METAL FABRICATE & HARDWARE—0.30%
A.M. Castle & Co.	191	5,193
Ampco-Pittsburgh Corp.	21	801
Dynamic Materials Corp.	585	34,457
Haynes International Inc.(a)	570	39,615
Kaydon Corp.	1,192	65,012
L.B. Foster Co. Class A(a)	499	25,813
Ladish Co. Inc.(a)	302	13,043
Precision Castparts Corp.	7,152	991,982
RBC Bearings Inc.(a)	1,067	46,372
Sun Hydraulics Corp.	552	13,927
Valmont Industries Inc.	921	82,080

		1,318,295
MINING—0.80%
AMCOL International Corp.	380	13,691
Apex Silver Mines Ltd.(a)	2,971	45,278
Brush Engineered Materials Inc.(a)	1,035	38,316
Century Aluminum Co.(a)	869	46,874
Coeur d’Alene Mines Corp.(a)(b)	8,311	41,056
Freeport-McMoRan Copper & Gold Inc.	16,235	1,663,113
General Moly Inc.(a)	2,455	28,650
Hecla Mining Co.(a)	6,100	57,035
Horsehead Holding Corp.(a)	155	2,630
Kaiser Aluminum Corp.	745	59,213
Newmont Mining Corp.	9,216	450,017
Royal Gold Inc.	472	14,405
RTI International Metals Inc.(a)	1,185	81,682
Southern Copper Corp.(b)	3,832	402,858
Stillwater Mining Co.(a)	142	1,372
Titanium Metals Corp.(b)	3,467	91,702
Uranium Resources Inc.(a)	1,236	15,425
US Gold Corp.(a)	2,522	7,465
Vulcan Materials Co.	5,439	430,170

		3,490,952
OFFICE & BUSINESS EQUIPMENT—0.08%
Pitney Bowes Inc.	9,209	350,310

		350,310
OFFICE FURNISHINGS—0.08%
Herman Miller Inc.	3,195	103,486
HNI Corp.	2,434	85,336
Interface Inc. Class A	2,779	45,353
Knoll Inc.	2,495	40,993
Steelcase Inc. Class A	3,303	52,419

		327,587
OIL & GAS—4.13%
Alon USA Energy Inc.	670	18,211
Apco Argentina Inc.	499	13,732
Approach Resources Inc.(a)	363	4,668
Arena Resources Inc.(a)	1,647	68,696
Atlas America Inc.	1,178	69,714
ATP Oil & Gas Corp.(a)	1,071	54,128
Atwood Oceanics Inc.(a)	1,392	139,534
Berry Petroleum Co. Class A	822	36,538
Bill Barrett Corp.(a)	1,233	51,626
Bois d’Arc Energy Inc.(a)	821	16,297

BPZ Resources Inc.(a)	2,945	32,925
Cabot Oil & Gas Corp.	5,080	205,080
Carrizo Oil & Gas Inc.(a)	1,284	70,299
Cheniere Energy Inc.(a)	2,238	73,048
Chesapeake Energy Corp.	13,913	545,390
CNX Gas Corp.(a)	1,409	45,018
Comstock Resources Inc.(a)	1,636	55,624
Concho Resources Inc.(a)	933	19,229
Contango Oil & Gas Co.(a)	675	34,351
Continental Resources Inc.(a)	700	18,291
Crosstex Energy Inc.	1,885	70,197
CVR Energy Inc.(a)	840	20,950
Delek US Holdings Inc.	340	6,878
Delta Petroleum Corp.(a)	3,325	62,676
Denbury Resources Inc.(a)	12,553	373,452
Diamond Offshore Drilling Inc.	3,513	498,846
ENSCO International Inc.	7,092	422,825
Exxon Mobil Corp.	59,371	5,562,469
Frontier Oil Corp.	2,951	119,752
FX Energy Inc.(a)	1,790	10,167
GeoGlobal Resources Inc.(a)(b)	1,615	7,994
GMX Resources Inc.(a)	566	18,270
Goodrich Petroleum Corp.(a)(b)	759	17,169
Grey Wolf Inc.(a)	727	3,875
Gulfport Energy Corp.(a)	1,015	18,534
Holly Corp.	2,284	116,233
Mariner Energy Inc.(a)	2,334	53,402
McMoRan Exploration Co.(a)	1,080	14,137
Nabors Industries Ltd.(a)	12,730	348,675
Noble Corp.	13,789	779,216
Noble Energy Inc.	1,227	97,571
Parallel Petroleum Corp.(a)	1,914	33,744
Parker Drilling Co.(a)	4,522	34,141
Penn Virginia Corp.	867	37,827
Petrohawk Energy Corp.(a)	4,413	76,389
Petroleum Development Corp.(a)	126	7,450
PetroQuest Energy Inc.(a)	2,102	30,059
Pride International Inc.(a)	6,381	216,316
Quicksilver Resources Inc.(a)	2,641	157,377
Range Resources Corp.	7,618	391,260
Rex Energy Corp.(a)	224	2,672
Rosetta Resources Inc.(a)	1,392	27,603
Rowan Companies Inc.	4,176	164,785
SandRidge Energy Inc.(a)	682	24,457
Southwestern Energy Co.(a)	8,757	487,940
SulphCo Inc.(a)(b)	1,406	7,339
Sunoco Inc.	6,320	457,821
Tesoro Corp.	7,034	335,522
Transocean Inc.	15,872	2,272,077
TXCO Resources Inc.(a)	1,720	20,743
Unit Corp.(a)	1,810	83,713
Valero Energy Corp.	22,374	1,566,851
Venoco Inc.(a)	1,046	20,847
W&T Offshore Inc.	883	26,455
Warren Resources Inc.(a)	3,173	44,834
Western Refining Inc.	711	17,213
XTO Energy Inc.	24,599	1,263,405

		18,004,527
OIL & GAS SERVICES—3.63%
Baker Hughes Inc.	16,580	1,344,638
Basic Energy Services Inc.(a)	1,532	33,627
BJ Services Co.	15,085	365,962

Cal Dive International Inc.(a)	1,106	14,643
Cameron International Corp.(a)	11,392	548,297
CARBO Ceramics Inc.	1,034	38,465
Complete Production Services Inc.(a)	2,144	38,528
Dawson Geophysical Co.(a)	354	25,297
Dresser-Rand Group Inc.(a)	4,519	176,467
Dril-Quip Inc.(a)	1,365	75,976
Flotek Industries Inc.(a)	906	32,652
FMC Technologies Inc.(a)	6,683	378,926
Geokinetics Inc.(a)	347	6,749
Global Industries Ltd.(a)	4,922	105,429
Grant Prideco Inc.(a)	6,551	363,646
Gulf Island Fabrication Inc.	502	15,918
Halliburton Co.	47,282	1,792,461
Helix Energy Solutions Group Inc.(a)	3,835	159,153
Hercules Offshore Inc.(a)	4,280	101,778
ION Geophysical Corp.(a)	3,569	56,319
Lufkin Industries Inc.	743	42,566
MarkWest Hydrocarbon Inc.	332	20,800
Matrix Service Co.(a)	1,544	33,690
NATCO Group Inc. Class A(a)	879	47,598
National Oilwell Varco Inc.(a)	18,316	1,345,493
Newpark Resources Inc.(a)	3,901	21,260
Oceaneering International Inc.(a)	2,840	191,274
RPC Inc.	1,614	18,900
Schlumberger Ltd.	60,903	5,991,028
Smith International Inc.	10,341	763,683
Superior Energy Services Inc.(a)	4,244	146,078
Superior Offshore International Inc.(a)	331	1,662
Superior Well Services Inc.(a)	565	11,989
T-3 Energy Services Inc.(a)	232	10,906
Tetra Technologies Inc.(a)	3,676	57,235
Tidewater Inc.	1,888	103,576
Weatherford International Ltd.(a)	17,472	1,198,579
W-H Energy Services Inc.(a)	1,551	87,182
Willbros Group Inc.(a)	1,568	60,039

		15,828,469
PACKAGING & CONTAINERS—0.31%
AEP Industries Inc.(a)	336	10,755
Ball Corp.	5,280	237,600
Crown Holdings Inc.(a)	8,507	218,205
Graphic Packaging Corp.(a)	3,485	12,860
Greif Inc. Class A	1,702	111,260
Owens-Illinois Inc.(a)	7,512	371,844
Packaging Corp. of America	4,903	138,265
Pactiv Corp.(a)	6,826	181,776
Sealed Air Corp.	1,104	25,547
Silgan Holdings Inc.	685	35,579

		1,343,691
PHARMACEUTICALS—6.87%
Abbott Laboratories	79,593	4,469,147
ACADIA Pharmaceuticals Inc.(a)	1,570	17,380
Adams Respiratory Therapeutics Inc.(a)	1,787	106,755
Akorn Inc.(a)	2,791	20,486
Alexza Pharmaceuticals Inc.(a)	1,034	8,365
Alkermes Inc.(a)	5,086	79,291
Allergan Inc.	15,712	1,009,339
Allos Therapeutics Inc.(a)	2,110	13,272
Alnylam Pharmaceuticals Inc.(a)	1,616	46,993
Altus Pharmaceuticals Inc.(a)(b)	1,067	5,527
AmerisourceBergen Corp.	4,044	181,454

Amicus Therapeutics Inc.(a)	204	2,193
Amylin Pharmaceuticals Inc.(a)	6,804	251,748
Animal Health International Inc.(a)	355	4,367
APP Pharmaceuticals Inc.(a)	1,277	13,115
Array BioPharma Inc.(a)	2,347	19,762
Auxilium Pharmaceuticals Inc.(a)	1,568	47,024
Barr Pharmaceuticals Inc.(a)	5,654	300,227
Bentley Pharmaceuticals Inc.(a)	513	7,741
Biodel Inc.(a)	229	5,320
BioForm Medical Inc.(a)	522	3,565
BioMarin Pharmaceutical Inc.(a)	5,077	179,726
Bionovo Inc.(a)	1,948	3,331
Bradley Pharmaceuticals Inc.(a)	185	3,645
Bristol-Myers Squibb Co.	101,717	2,697,535
Cadence Pharmaceuticals Inc.(a)	836	12,423
Caraco Pharmaceutical Laboratories Ltd.(a)	512	8,781
Cardinal Health Inc.	18,837	1,087,837
Cephalon Inc.(a)	3,456	248,003
Cubist Pharmaceuticals Inc.(a)	2,801	57,449
CV Therapeutics Inc.(a)(b)	2,996	27,114
Cypress Bioscience Inc.(a)	2,248	24,795
Cytrx Corp.(a)	4,389	12,465
Dendreon Corp.(a)(b)	4,219	26,242
Discovery Laboratories Inc.(a)	4,257	9,153
DURECT Corp.(a)	3,509	22,563
Eli Lilly and Co.	25,163	1,343,453
Endo Pharmaceuticals Holdings Inc.(a)	6,992	186,477
Express Scripts Inc.(a)	11,416	833,368
Forest Laboratories Inc.(a)	16,524	602,300
Gilead Sciences Inc.(a)	48,204	2,217,866
HealthExtras Inc.(a)	1,568	40,893
Herbalife Ltd.	2,583	104,043
Hospira Inc.(a)	8,080	344,531
Idenix Pharmaceuticals Inc.(a)(b)	1,249	3,372
I-Flow Corp.(a)	1,042	16,443
ImClone Systems Inc.(a)	3,166	136,138
Indevus Pharmaceuticals Inc.(a)	2,806	19,502
Isis Pharmaceuticals Inc.(a)	2,133	33,595
Javelin Pharmaceuticals Inc.(a)	2,136	7,989
Jazz Pharmaceuticals Inc.(a)	297	4,366
K-V Pharmaceutical Co. Class A(a)	1,778	50,744
Ligand Pharmaceuticals Inc. Class B	4,561	22,030
Mannatech Inc.(b)	764	4,828
MAP Pharmaceuticals Inc.(a)	279	4,885
Medarex Inc.(a)	6,353	66,198
Medco Health Solutions Inc.(a)	14,495	1,469,793
Medicines Co. (The)(a)	2,621	50,218
Medicis Pharmaceutical Corp. Class A	2,819	73,209
Merck & Co. Inc.	92,525	5,376,628
MGI PHARMA INC.(a)	4,243	171,969
Mylan Inc.	14,084	198,021
Nabi Biopharmaceuticals(a)	1,278	4,614
Nastech Pharmaceutical Co. Inc.(a)(b)	1,270	4,826
NBTY Inc.(a)	2,800	76,720
Neurocrine Biosciences Inc.(a)	1,026	4,658
Neurogen Corp.(a)	1,594	5,499
Noven Pharmaceuticals Inc.(a)	1,247	17,308
Obagi Medical Products Inc.(a)	295	5,396
Omnicare Inc.	731	16,674
Onyx Pharmaceuticals Inc.(a)	2,814	156,515
OSI Pharmaceuticals Inc.(a)	2,936	142,425
Osiris Therapeutics Inc.(a)(b)	663	7,969
Pain Therapeutics Inc.(a)(b)	1,800	19,080

Par Pharmaceutical Companies Inc.(a)	1,614	38,736
Penwest Pharmaceuticals Co.(a)	1,193	6,979
Perrigo Co.	2,063	72,226
PetMed Express Inc.(a)	1,072	12,971
PharMerica Corp.(a)	363	5,038
Pharmion Corp.(a)	1,403	88,193
Poniard Pharmaceuticals Inc.(a)	1,192	5,257
POZEN Inc.(a)(b)	1,270	15,240
Progenics Pharmaceuticals Inc.(a)	1,463	26,436
Rigel Pharmaceuticals Inc.(a)	1,348	34,226
Salix Pharmaceuticals Ltd.(a)(b)	2,117	16,682
Santarus Inc.(a)	2,587	7,114
Schering-Plough Corp.	83,014	2,211,493
Sciele Pharma Inc.(a)(b)	1,529	31,268
Sepracor Inc.(a)	5,631	147,814
Sirtris Pharmaceuticals Inc.(a)(b)	301	4,121
Somaxon Pharmaceuticals Inc.(a)	518	2,699
Sucampo Pharmaceuticals Inc.(a)	185	3,393
Synta Pharmaceuticals Corp.(a)(b)	229	1,534
Synutra International Inc.(a)	194	5,859
Tiens Biotech Group (USA) Inc.(a)	10	23
Trubion Pharmaceuticals Inc.(a)	412	4,120
United Therapeutics Corp.(a)	1,052	102,728
USANA Health Sciences Inc.(a)(b)	403	14,943
Valeant Pharmaceuticals International(a)	4,784	57,264
Vanda Pharmaceuticals Inc.(a)	1,362	9,371
VCA Antech Inc.(a)	4,390	194,170
ViroPharma Inc.(a)	3,134	24,884
VIVUS Inc.(a)	2,961	15,338
Warner Chilcott Ltd. Class A(a)	4,579	81,186
Watson Pharmaceuticals Inc.(a)	3,003	81,501
Wyeth	36,611	1,617,840
XenoPort Inc.(a)	1,078	60,239
Zymogenetics Inc.(a)	1,955	22,815

		29,902,377
PIPELINES—0.31%
Equitable Resources Inc.	4,787	255,051
Questar Corp.	3,113	168,413
Williams Companies Inc. (The)	25,889	926,308

		1,349,772
REAL ESTATE—0.16%
CB Richard Ellis Group Inc. Class A(a)	10,088	217,396
Consolidated-Tomoka Land Co.	308	19,305
Forest City Enterprises Inc. Class A	3,748	166,561
Grubb & Ellis Co.	823	5,275
Jones Lang LaSalle Inc.	1,882	133,923
St. Joe Co. (The)(b)	3,987	141,578
Thomas Properties Group Inc.	1,209	13,033

		697,071
REAL ESTATE INVESTMENT TRUSTS—0.97%
Acadia Realty Trust	1,611	41,258
Alexander’s Inc.(a)	124	43,803
Alexandria Real Estate Equities Inc.	733	74,524
Apartment Investment and Management Co. Class A	292	10,141
Associated Estates Realty Corp.	551	5,201
CapitalSource Inc.	3,734	65,681
Chimera Investment Corp.	444	7,939
Corporate Office Properties Trust	191	6,017
Cousins Properties Inc.	2,067	45,681
Digital Realty Trust Inc.	2,929	112,386

Duke Realty Corp.	5,478	142,866
DuPont Fabros Technology Inc.	717	14,053
EastGroup Properties Inc.	999	41,808
Equity Lifestyle Properties Inc.	1,029	46,994
Essex Property Trust Inc.	554	54,009
Federal Realty Investment Trust	1,554	127,661
FelCor Lodging Trust Inc.	3,156	49,202
First Industrial Realty Trust Inc.	1,400	48,440
General Growth Properties Inc.	6,160	253,669
Getty Realty Corp.	877	23,398
Glimcher Realty Trust	1,893	27,051
Health Care REIT Inc.	514	22,971
Highwoods Properties Inc.	2,056	60,405
Home Properties Inc.	1,275	57,184
Inland Real Estate Corp.	536	7,590
JER Investors Trust Inc.(b)	682	7,345
Kilroy Realty Corp.	1,631	89,640
Kite Realty Group Trust	45	687
Macerich Co. (The)	3,698	262,780
Maguire Properties Inc.	835	24,607
Mid-America Apartment Communities Inc.	1,269	54,250
National Health Investors Inc.	55	1,535
Nationwide Health Properties Inc.	4,016	125,982
Omega Healthcare Investors Inc.	3,380	54,249
Post Properties Inc.	365	12,819
ProLogis	11,640	737,743
PS Business Parks Inc.	827	43,459
Public Storage	498	36,558
Quadra Realty Trust Inc.	340	2,734
Ramco-Gershenson Properties Trust	579	12,373
Saul Centers Inc.	537	28,692
Simon Property Group Inc.	6,297	546,957
Sun Communities Inc.	830	17,488
Tanger Factory Outlet Centers Inc.	1,581	59,620
Taubman Centers Inc.	1,468	72,211
UDR Inc.	7,165	142,225
Universal Health Realty Income Trust	190	6,734
Ventas Inc.	6,884	311,501
Washington Real Estate Investment Trust	2,279	71,583
Weingarten Realty Investors	4,057	127,552

		4,241,256
RETAIL—6.68%
A.C. Moore Arts & Crafts Inc.(a)	868	11,935
Abercrombie & Fitch Co. Class A	4,532	362,424
Advance Auto Parts Inc.	5,321	202,145
Aeropostale Inc.(a)	3,902	103,403
AFC Enterprises Inc.(a)	883	9,996
American Eagle Outfitters Inc.	9,659	200,617
AnnTaylor Stores Corp.(a)	2,806	71,721
AutoZone Inc.(a)	2,041	244,736
Barnes & Noble Inc.	214	7,372
Bebe Stores Inc.	1,266	16,281
Bed Bath & Beyond Inc.(a)	14,421	423,833
Best Buy Co. Inc.	17,911	943,014
Big 5 Sporting Goods Corp.	1,172	16,900
Big Lots Inc.(a)	5,465	87,385
BJ’s Restaurants Inc.(a)	865	14,065
Bon-Ton Stores Inc. (The)	167	1,585
Brinker International Inc.	5,430	106,211
Brown Shoe Co. Inc.	1,042	15,807
Buckle Inc. (The)	708	23,364
Buffalo Wild Wings Inc.(a)	752	17,461

Build-A-Bear Workshop Inc.(a)	819	11,425
Burger King Holdings Inc.	3,196	91,118
Cabela’s Inc. Class A(a)	232	3,496
Cache Inc.(a)	473	4,418
California Pizza Kitchen Inc.(a)	1,450	22,577
CarMax Inc.(a)(b)	11,238	221,951
Carrols Restaurant Group Inc.(a)	511	4,895
Cash America International Inc.	1,417	45,769
Casual Male Retail Group Inc.(a)	1,643	8,511
Cato Corp. Class A	377	5,904
CBRL Group Inc.	737	23,871
CEC Entertainment Inc.(a)	677	17,575
Charlotte Russe Holding Inc.(a)	1,264	20,414
Cheesecake Factory Inc. (The)(a)	3,653	86,613
Chico’s FAS Inc.(a)	8,915	80,502
Children’s Place Retail Stores Inc. (The)(a)	1,111	28,808
Chipotle Mexican Grill Inc. Class B(a)	1,723	212,015
Christopher & Banks Corp.	1,807	20,690
Circuit City Stores Inc.	3,715	15,603
Citi Trends Inc.(a)	701	10,823
CKE Restaurants Inc.	3,179	41,963
Coldwater Creek Inc.(a)	3,133	20,960
Collective Brands Inc.(a)	1,453	25,268
Conn’s Inc.(a)(b)	26	445
Copart Inc.(a)	3,390	144,245
Costco Wholesale Corp.	15,842	1,105,138
CSK Auto Corp.(a)	145	726
CVS Caremark Corp.	40,780	1,621,005
Darden Restaurants Inc.	7,276	201,618
Denny’s Corp.(a)	4,737	17,764
Dick’s Sporting Goods Inc.(a)	4,087	113,455
Dollar Tree Stores Inc.(a)	5,101	132,218
Dress Barn Inc.(a)	1,810	22,643
DSW Inc. Class A(a)	837	15,702
EZCORP Inc.(a)	1,891	21,349
Family Dollar Stores Inc.	7,426	142,802
FGX International Holdings Ltd.(a)	339	4,017
First Cash Financial Services Inc.(a)	1,351	19,833
GameStop Corp. Class A(a)	8,087	502,284
Gander Mountain Co.(a)(b)	151	744
Genesco Inc.(a)	934	35,305
hhgregg Inc.(a)	144	1,981
Hibbett Sports Inc.(a)	1,593	31,828
Home Depot Inc.	50,689	1,365,562
Hot Topic Inc.(a)	1,108	6,449
IHOP Corp.	372	13,608
J. Crew Group Inc.(a)	1,958	94,395
J.C. Penney Co. Inc.	11,609	510,680
Jack in the Box Inc.(a)	1,734	44,685
Jo-Ann Stores Inc.(a)	137	1,792
Jos. A. Bank Clothiers Inc.(a)(b)	903	25,690
Kohl’s Corp.(a)	16,563	758,585
Krispy Kreme Doughnuts Inc.(a)	3,289	10,393
Limited Brands Inc.	16,666	315,487
Longs Drug Stores Corp.	1,576	74,072
Lowe’s Companies Inc.	77,847	1,760,899
lululemon athletica inc.(a)(b)	524	24,822
McCormick & Schmick’s Seafood Restaurants Inc.(a)	695	8,291
McDonald’s Corp.	12,726	749,689
Men’s Wearhouse Inc. (The)	2,762	74,519
Morton’s Restaurant Group Inc.(a)	206	1,922
MSC Industrial Direct Co. Inc. Class A	2,314	93,648
New York & Co. Inc.(a)	1,086	6,929

99 Cents Only Stores(a)	1,348	10,730
Nordstrom Inc.	12,551	460,998
Nu Skin Enterprises Inc. Class A	1,709	28,079
Office Depot Inc.(a)	14,220	197,800
OfficeMax Inc.	1,751	36,176
O’Reilly Automotive Inc.(a)	5,967	193,510
P.F. Chang’s China Bistro Inc.(a)	1,281	29,258
Pacific Sunwear of California Inc.(a)	2,867	40,453
Panera Bread Co. Class A(a)	1,426	51,079
Pantry Inc. (The)(a)	484	12,647
Papa John’s International Inc.(a)	682	15,481
PC Connection Inc.(a)	125	1,419
Pep Boys - Manny, Moe & Jack (The)	370	4,248
PetSmart Inc.	7,082	166,639
PriceSmart Inc.	204	6,132
RadioShack Corp.	4,789	80,743
Red Robin Gourmet Burgers Inc.(a)(b)	853	27,287
Retail Ventures Inc.(a)	1,400	7,126
Ross Stores Inc.	7,254	185,485
Ruby Tuesday Inc.	2,232	21,762
Ruth’s Chris Steak House Inc.(a)	936	8,368
Saks Inc.(a)	6,466	134,234
Sally Beauty Co. Inc.(a)	4,734	42,843
School Specialty Inc.(a)	198	6,841
Select Comfort Corp.(a)(b)	2,482	17,399
Shoe Carnival Inc.(a)	151	2,131
Sonic Corp.(a)	3,363	73,650
Staples Inc.	37,022	854,098
Starbucks Corp.(a)	38,175	781,442
Stein Mart Inc.	190	901
Systemax Inc.(b)	326	6,624
Target Corp.	44,160	2,208,000
Texas Roadhouse Inc. Class A(a)	2,654	29,353
Tiffany & Co.	7,019	323,085
Tim Hortons Inc.	9,737	359,587
TJX Companies Inc. (The)	23,416	672,742
Tractor Supply Co.(a)	1,749	62,859
Triarc Companies Inc. Class B	3,176	27,822
Tween Brands Inc.(a)	1,560	41,309
Ulta Salon Cosmetics & Fragrance Inc.(a)	370	6,346
Under Armour Inc. Class A(a)(b)	1,245	54,369
Urban Outfitters Inc.(a)	5,980	163,015
Walgreen Co.	51,557	1,963,291
Wal-Mart Stores Inc.	91,474	4,347,759
Wendy’s International Inc.	4,589	118,580
Wet Seal Inc. Class A(a)	4,248	9,898
Williams-Sonoma Inc.	4,798	124,268
World Fuel Services Corp.	1,085	31,498
Yum! Brands Inc.	27,046	1,035,050
Zumiez Inc.(a)	874	21,291

		29,088,348
SAVINGS & LOANS—0.09%
Abington Bancorp Inc.	135	1,269
Beneficial Mutual Bancorp. Inc.(a)	169	1,643
Capitol Federal Financial	748	23,188
Hudson City Bancorp Inc.	11,375	170,853
NewAlliance Bancshares Inc.	2,766	31,864
Oritani Financial Corp.(a)	297	3,653
People’s United Financial Inc.	7,964	141,759
TFS Financial Corp.(a)	926	11,056
Wauwatosa Holdings Inc.(a)	28	359

		385,644

SEMICONDUCTORS—4.69%
Advanced Analogic Technologies Inc.(a)	1,930	21,770
Advanced Micro Devices Inc.(a)(b)	11,900	89,250
Altera Corp.	17,573	339,510
AMIS Holdings Inc.(a)	3,366	33,727
Amkor Technology Inc.(a)	5,282	45,055
ANADIGICS Inc.(a)	2,978	34,455
Analog Devices Inc.	16,220	514,174
Applied Materials Inc.	71,504	1,269,911
Applied Micro Circuits Corp.(a)	1,299	11,353
Asyst Technologies Inc.(a)	2,250	7,335
ATMI Inc.(a)	1,530	49,343
AuthenTec Inc.(a)	238	3,458
Broadcom Corp. Class A(a)	24,271	634,444
Brooks Automation Inc.(a)	363	4,795
Cabot Microelectronics Corp.(a)	998	35,838
Cavium Networks Inc.(a)	210	4,834
Cirrus Logic Inc.(a)	2,484	13,116
Cohu Inc.	526	8,048
Conexant Systems Inc.(a)	6,548	5,435
Cree Inc.(a)(b)	1,058	29,063
Cypress Semiconductor Corp.(a)	7,870	283,556
Diodes Inc.(a)	1,528	45,947
DSP Group Inc.(a)	53	647
Emulex Corp.(a)	2,585	42,187
Entegris Inc.(a)	928	8,009
Exar Corp.(a)	1,393	11,102
Fairchild Semiconductor International Inc. Class A(a)	2,594	37,431
FormFactor Inc.(a)	2,428	80,367
Genesis Microchip Inc.(a)	469	4,019
Hittite Microwave Corp.(a)	843	40,262
Integrated Device Technology Inc.(a)	3,353	37,922
Intel Corp.	300,238	8,004,345
International Rectifier Corp.(a)	844	28,671
Intersil Corp. Class A	3,722	91,115
IPG Photonics Corp.(a)	514	10,275
IXYS Corp.(a)	747	5,991
KLA-Tencor Corp.	9,916	477,555
Kulicke and Soffa Industries Inc.(a)	2,654	18,206
Lam Research Corp.(a)	6,467	279,568
Linear Technology Corp.	11,505	366,204
LSI Corp.(a)	21,856	116,055
LTX Corp.(a)	3,147	10,007
Marvell Technology Group Ltd.(a)	24,271	339,309
Mattson Technology Inc.(a)	2,277	19,491
MEMC Electronic Materials Inc.(a)	11,640	1,030,024
Micrel Inc.	2,808	23,728
Microchip Technology Inc.	11,228	352,784
Micron Technology Inc.(a)	12,465	90,371
Microsemi Corp.(a)	3,858	85,416
Microtune Inc.(a)	2,686	17,540
MIPS Technologies Inc. Class A(a)	2,167	10,748
MKS Instruments Inc.(a)	151	2,890
Monolithic Power Systems Inc.(a)	1,208	25,936
National Semiconductor Corp.	14,062	318,364
NetLogic Microsystems Inc.(a)	846	27,241
Novellus Systems Inc.(a)	4,176	115,132
NVIDIA Corp.(a)	28,051	954,295
OmniVision Technologies Inc.(a)	729	11,409
ON Semiconductor Corp.(a)	12,277	109,020
Pericom Semiconductor Corp.(a)	384	7,181
PLX Technology Inc.(a)	1,436	13,355

PMC-Sierra Inc.(a)	10,026	65,570
QLogic Corp.(a)	6,495	92,229
Rambus Inc.(a)	4,069	85,205
Rubicon Technology Inc.(a)	221	5,249
Rudolph Technologies Inc.(a)	739	8,365
Semitool Inc.(a)	197	1,710
Semtech Corp.(a)	2,630	40,818
Silicon Image Inc.(a)	4,028	18,207
Silicon Laboratories Inc.(a)	2,781	104,093
SiRF Technology Holdings Inc.(a)	2,664	66,946
Skyworks Solutions Inc.(a)	1,080	9,180
Standard Microsystems Corp.(a)	380	14,847
Supertex Inc.(a)	561	17,554
Syntax-Brillian Corp.(a)(b)	2,669	8,221
Techwell Inc.(a)	740	8,147
Teradyne Inc.(a)	4,812	49,756
Tessera Technologies Inc.(a)	2,434	101,254
Texas Instruments Inc.	74,163	2,477,044
Ultra Clean Holdings Inc.(a)	132	1,610
Ultratech Inc.(a)	643	7,292
Varian Semiconductor Equipment Associates Inc.(a)	4,037	149,369
Veeco Instruments Inc.(a)	202	3,373
Volterra Semiconductor Corp.(a)(b)	1,069	11,791
Xilinx Inc.	15,305	334,720
Zoran Corp.(a)	836	18,818

		20,409,957
SOFTWARE—7.63%
ACI Worldwide Inc.(a)	1,895	36,081
Activision Inc.(a)	14,616	434,095
Actuate Corp.(a)	3,038	23,605
Acxiom Corp.	3,191	37,430
Adobe Systems Inc.(a)	30,330	1,296,001
Advent Software Inc.(a)	912	49,339
Allscripts Healthcare Solutions Inc.(a)	2,802	54,415
American Reprographics Co.(a)	1,528	25,181
ANSYS Inc.(a)	4,064	168,493
Aspen Technology Inc.(a)	4,434	71,919
Autodesk Inc.(a)	11,949	594,582
Automatic Data Processing Inc.	28,539	1,270,842
BEA Systems Inc.(a)	20,269	319,845
Blackbaud Inc.	1,889	52,968
Blackboard Inc.(a)	1,432	57,638
BladeLogic Inc.(a)	199	5,884
BMC Software Inc.(a)	10,359	369,195
Broadridge Financial Solutions Inc.	7,333	164,479
CA Inc.	13,246	330,488
Cerner Corp.(a)	3,453	194,749
Citrix Systems Inc.(a)	9,304	353,645
CommVault Systems Inc.(a)	1,782	37,743
Computer Programs and Systems Inc.	330	7,504
Compuware Corp.(a)	12,330	109,490
Concur Technologies Inc.(a)	2,233	80,857
CSG Systems International Inc.(a)	909	13,380
Deltek Inc.(a)	325	4,950
Digi International Inc.(a)	181	2,568
DivX Inc.(a)	1,191	16,674
Double-Take Software Inc.(a)	402	8,731
Dun & Bradstreet Corp. (The)	3,048	270,144
Eclipsys Corp.(a)	2,301	58,238
Electronic Arts Inc.(a)	16,079	939,174
Epicor Software Corp.(a)	2,952	34,775
EPIQ Systems Inc.(a)	1,285	22,372

Fair Isaac Corp.	307	9,870
FalconStor Software Inc.(a)	1,606	18,084
Fidelity National Information Services Inc.	8,333	346,569
Fiserv Inc.(a)	8,767	486,481
Global Payments Inc.	4,217	196,175
Glu Mobile Inc.(a)	367	1,916
Guidance Software Inc.(a)	169	2,356
IMS Health Inc.	9,090	209,434
Informatica Corp.(a)	4,413	79,522
infoUSA Inc.	547	4,885
InnerWorkings Inc.(a)	1,194	20,608
Interactive Intelligence Inc.(a)	672	17,707
Intuit Inc.(a)	17,454	551,721
INVESTools Inc.(a)	1,995	35,391
JDA Software Group Inc.(a)	385	7,877
ManTech International Corp. Class A(a)	173	7,581
MasterCard Inc. Class A	4,097	881,674
Microsoft Corp.	423,975	15,093,510
MicroStrategy Inc. Class A(a)	396	37,660
Midway Games Inc.(a)(b)	1,187	3,276
MoneyGram International Inc.	4,217	64,815
Monotype Imaging Holdings Inc.(a)	381	5,780
MSCI Inc. Class A(a)	500	19,200
NAVTEQ Corp.(a)	5,043	381,251
Novell Inc.(a)	2,165	14,874
Nuance Communications Inc.(a)	7,007	130,891
Omnicell Inc.(a)	1,717	46,239
Omniture Inc.(a)	1,756	58,457
OpenTV Corp.(a)	2,971	3,922
Oracle Corp.(a)	199,251	4,499,088
Packeteer Inc.(a)	1,539	9,480
Parametric Technology Corp.(a)	2,647	47,249
Paychex Inc.	17,600	637,472
PDF Solutions Inc.(a)	573	5,163
Pegasystems Inc.	47	561
Phase Forward Inc.(a)	2,088	45,414
Progress Software Corp.(a)	2,084	70,189
PROS Holdings Inc.(a)	298	5,847
QAD Inc.	507	4,735
Quality Systems Inc.	866	26,404
Quest Software Inc.(a)	3,017	55,633
Red Hat Inc.(a)	10,049	209,421
Renaissance Learning Inc.(b)	406	5,684
Salesforce.com Inc.(a)	4,919	308,372
Schawk Inc.	55	854
SeaChange International Inc.(a)	644	4,656
SEI Investments Co.	6,801	218,788
Smith Micro Software Inc.(a)	1,523	12,900
Solera Holdings Inc.(a)	913	22,624
SourceForge Inc.(a)	3,393	8,313
SPSS Inc.(a)	914	32,822
Sybase Inc.(a)	498	12,993
Synchronoss Technologies Inc.(a)	915	32,428
Take-Two Interactive Software Inc.(a)(b)	3,224	59,483
Taleo Corp. Class A(a)	848	25,253
THQ Inc.(a)	3,368	94,944
Total System Services Inc.	6,741	188,748
Trident Microsystems Inc.(a)	2,863	18,781
Ultimate Software Group Inc.(a)	1,242	39,086
Unica Corp.(a)	505	4,671
VeriFone Holdings Inc.(a)	3,297	76,655
Visual Sciences Inc.(a)	1,038	19,182
VMware Inc. Class A(a)(b)	1,588	134,964

Wind River Systems Inc.(a)	3,747	33,461

		33,227,518
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(a)	1,435	26,605

		26,605
TELECOMMUNICATIONS—4.63%
Acme Packet Inc.(a)	1,097	13,811
ADTRAN Inc.	1,552	33,182
Airvana Inc.(a)	225	1,222
Amdocs Ltd.(a)	10,188	351,180
American Tower Corp. Class A(a)	21,593	919,862
Anaren Inc.(a)	32	528
Anixter International Inc.(a)	1,276	79,457
ARRIS Group Inc.(a)	6,280	62,674
Aruba Networks Inc.(a)	222	3,310
Atheros Communications Inc.(a)	2,799	85,481
Avanex Corp.(a)	9,832	9,832
BigBand Networks Inc.(a)	648	3,331
Cbeyond Inc.(a)	1,046	40,784
Centennial Communications Corp.(a)	1,213	11,269
Ciena Corp.(a)	4,430	151,107
Cisco Systems Inc.(a)	313,746	8,493,104
Citizens Communications Co.	3,028	38,546
CommScope Inc.(a)	3,115	153,289
Comtech Telecommunications Corp.(a)	1,188	64,164
Consolidated Communications Holdings Inc.	552	10,985
Corning Inc.	81,366	1,951,970
CPI International Inc.(a)	359	6,139
Crown Castle International Corp.(a)	9,734	404,934
Ditech Networks Inc.(a)	657	2,280
EMS Technologies Inc.(a)	379	11,461
Extreme Networks Inc.(a)	340	1,204
FairPoint Communications Inc.	201	2,617
Finisar Corp.(a)	13,536	19,627
Foundry Networks Inc.(a)	6,715	117,647
General Communication Inc. Class A(a)	354	3,098
GeoEye Inc.(a)	649	21,839
Global Crossing Ltd.(a)	520	11,466
Globalstar Inc.(a)(b)	1,002	8,016
Golden Telecom Inc.(a)	342	34,525
Harmonic Inc.(a)	4,020	42,130
Harris Corp.	6,894	432,116
Harris Stratex Networks Inc.(a)	1,262	21,075
Hughes Communications Inc.(a)	333	18,185
Hungarian Telephone and Cable Corp.(a)	52	920
Hypercom Corp.(a)	1,558	7,759
ICO Global Communications (Holdings) Ltd.(a)	2,229	7,088
Infinera Corp.(a)	503	7,465
InterDigital Inc.(a)	2,344	54,686
iPCS Inc.	656	23,609
Ixia(a)	1,555	14,741
JDS Uniphase Corp.(a)	5,677	75,504
Juniper Networks Inc.(a)	19,166	636,311
Knology Inc.(a)	685	8,754
Leap Wireless International Inc.(a)	2,670	124,529
Level 3 Communications Inc.(a)(b)	78,724	239,321
MasTec Inc.(a)	1,781	18,113
MetroPCS Communications Inc.(a)	2,932	57,027
NETGEAR Inc.(a)	1,752	62,494
Network Equipment Technologies Inc.(a)	1,355	11,409
NeuStar Inc. Class A(a)	4,026	115,466

Neutral Tandem Inc.(a)	146	2,777
NII Holdings Inc. Class B(a)	9,002	434,977
North Pittsburgh Systems Inc.	672	15,248
Novatel Wireless Inc.(a)	1,818	29,452
NTELOS Holdings Corp.	1,403	41,655
Oplink Communications Inc.(a)	496	7,614
Opnext Inc.(a)	923	8,169
Optium Corp.(a)	199	1,568
ORBCOMM Inc.(a)	1,350	8,492
PAETEC Holding Corp.(a)	1,529	14,908
Polycom Inc.(a)	4,883	135,650
Premiere Global Services Inc.(a)	400	5,940
QUALCOMM Inc.	86,195	3,391,773
RF Micro Devices Inc.(a)	8,130	46,422
Rural Cellular Corp. Class A(a)	235	10,361
SAVVIS Inc.(a)	997	27,826
SBA Communications Corp.(a)	5,345	180,875
Shenandoah Telecommunications Co.	122	2,926
ShoreTel Inc.(a)	297	4,149
Sonus Networks Inc.(a)	13,780	80,337
Starent Networks Corp.(a)	367	6,698
Switch & Data Facilities Co. Inc.(a)	662	10,605
Sycamore Networks Inc.(a)	3,545	13,613
Symmetricom Inc.(a)	1,195	5,628
TeleCorp PCS Inc. Escrow(c)	189	0
Telephone and Data Systems Inc.	2,423	151,680
Time Warner Telecom Inc. Class A(a)	7,032	142,679
United States Cellular Corp.(a)	306	25,735
UTStarcom Inc.(a)(b)	2,463	6,773
Veraz Networks Inc.(a)	479	2,309
Viasat Inc.(a)	1,226	42,211
Virgin Mobile USA Inc. Class A(a)	601	5,343
Vonage Holdings Corp.(a)(b)	1,557	3,581
Windstream Corp.	13,766	179,233

		20,149,850
TEXTILES—0.04%
Cintas Corp.	5,413	181,985

		181,985
TOYS, GAMES & HOBBIES—0.06%
Hasbro Inc.	2,690	68,810
Marvel Entertainment Inc.(a)	1,813	48,425
Mattel Inc.	8,685	165,362

		282,597
TRANSPORTATION—2.08%
American Commercial Lines Inc.(a)	2,845	46,203
Arlington Tankers Ltd.	680	15,048
Burlington Northern Santa Fe Corp.	17,385	1,446,954
C.H. Robinson Worldwide Inc.	8,813	476,960
Celadon Group Inc.(a)	1,201	11,001
Con-way Inc.	1,786	74,190
CSX Corp.	3,901	171,566
Double Hull Tankers Inc.	1,068	13,072
Dynamex Inc.(a)	533	14,423
Eagle Bulk Shipping Inc.	757	20,098
Expeditors International Washington Inc.	11,073	494,742
FedEx Corp.	13,382	1,193,273
Forward Air Corp.	1,199	37,373
Frontline Ltd.	2,453	117,744
Genco Shipping & Trading Ltd.	37	2,026
Genesee & Wyoming Inc. Class A(a)	929	22,454

Golar LNG Ltd.	378	8,361
Heartland Express Inc.	940	13,329
Horizon Lines Inc. Class A	1,717	32,005
Hub Group Inc. Class A(a)	1,951	51,858
J.B. Hunt Transport Services Inc.	4,696	129,375
Kansas City Southern Industries Inc.(a)(b)	2,318	79,577
Kirby Corp.(a)	2,827	131,399
Knight Transportation Inc.(b)	2,867	42,460
Knightsbridge Tankers Ltd.(b)	836	20,189
Landstar System Inc.	2,809	118,399
Norfolk Southern Corp.	10,356	522,357
Old Dominion Freight Line Inc.(a)	1,402	32,400
Pacer International Inc.	567	8,278
PHI Inc.(a)	353	10,950
Saia Inc.(a)	57	758
Ship Finance International Ltd.	1,589	44,031
Ultrapetrol (Bahamas) Ltd.(a)	292	4,967
Union Pacific Corp.	8,586	1,078,573
United Parcel Service Inc. Class B	34,667	2,451,650
Universal Truckload Services Inc.(a)	149	2,855
UTi Worldwide Inc.	5,255	102,998

		9,043,896
TRUCKING & LEASING—0.02%
Aircastle Ltd.	1,519	39,995
GATX Corp.	1,021	37,450
TAL International Group Inc.	117	2,664
Textainer Group Holdings Ltd.	277	4,025

		84,134
WATER—0.01%
Aqua America Inc.	478	10,134
Consolidated Water Co. Ltd.	719	18,112
SJW Corp.	29	1,005

		29,251

TOTAL COMMON STOCKS
(Cost: $404,556,887)		434,978,295

Security	Shares	Value

RIGHTS—0.00%

ELECTRICAL COMPONENTS & EQUIPMENT—0.00%
Medis Technologies Ltd.(b)(c)	89	—

		—

TOTAL RIGHTS
(Cost: $0)		—

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.82%

MONEY MARKET FUNDS—0.82%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(d)(e)	998,341	998,341

BGI Cash Premier Fund LLC
4.90%(d)(e)(f)	2,558,975	2,558,975

		3,557,316

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,557,316)		3,557,316

TOTAL INVESTMENTS IN SECURITIES—100.70%
(Cost: $408,114,203)		438,535,611
Other Assets, Less Liabilities—(0.70)%		(3,033,208)

NET ASSETS—100.00%		$435,502,403

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.83%

ADVERTISING—0.07%
Gaiam Inc.(a)	395	$11,724
Getty Images Inc.(a)	2,364	68,556
Harte-Hanks Inc.	1,392	24,082
Interpublic Group of Companies Inc. (The)(a)	16,656	135,080
Marchex Inc. Class B	568	6,168
R.H. Donnelley Corp.(a)	6,665	243,139
ValueVision Media Inc. Class A(a)	444	2,793

		491,542
AEROSPACE & DEFENSE—1.54%
AAR Corp.(a)	238	9,051
Alliant Techsystems Inc.(a)	425	48,348
Argon ST Inc.(a)	733	13,604
Curtiss-Wright Corp.	2,173	109,085
DRS Technologies Inc.	3,569	193,690
Esterline Technologies Corp.(a)	2,199	113,798
General Dynamics Corp.	32,414	2,884,522
Kaman Corp.	1,499	55,178
L-3 Communications Holdings Inc.	7,716	817,433
Moog Inc. Class A(a)	2,631	120,526
MTC Technologies Inc.(a)	652	15,322
Northrop Grumman Corp.	30,083	2,365,727
Orbital Sciences Corp.(a)	844	20,695
Raytheon Co.	19,947	1,210,783
Spirit AeroSystems Holdings Inc. Class A(a)	1,197	41,296
Teledyne Technologies Inc.(a)	506	26,985
Triumph Group Inc.	1,199	98,738
United Technologies Corp.	36,069	2,760,721

		10,905,502
AGRICULTURE—1.76%
Altria Group Inc.	83,856	6,337,836
Andersons Inc. (The)	1,437	64,378
Archer-Daniels-Midland Co.	60,703	2,818,440
Bunge Ltd.	11,208	1,304,723
Carolina Group	4,098	349,559
Maui Land & Pineapple Co. Inc.(a)	262	7,627
Reynolds American Inc.	15,897	1,048,566
Universal Corp.	2,501	128,101
UST Inc.	6,668	365,406
Vector Group Ltd.	1,051	21,083

		12,445,719
AIRLINES—0.20%
Alaska Air Group Inc.(a)	3,742	93,587
ExpressJet Holdings Inc.(a)	4,606	11,423
JetBlue Airways Corp.(a)(b)	14,266	84,169
Northwest Airlines Corp.(a)	8,232	119,446

Republic Airways Holdings Inc.(a)	3,113	60,984
SkyWest Inc.	5,705	153,179
Southwest Airlines Co.	53,815	656,543
UAL Corp.(a)	4,336	154,622
US Airways Group Inc.(a)	7,734	113,767

		1,447,720
APPAREL—0.19%
Cherokee Inc.	183	5,905
Columbia Sportswear Co.	989	43,605
G-III Apparel Group Ltd.(a)	85	1,255
Jones Apparel Group Inc.	7,975	127,520
Kellwood Co.	2,406	40,036
K-Swiss Inc. Class A	1,622	29,358
Liz Claiborne Inc.	8,950	182,132
Maidenform Brands Inc.(a)	827	11,189
Oxford Industries Inc.	1,419	36,568
Perry Ellis International Inc.(a)	1,060	16,303
Quiksilver Inc.(a)	7,981	68,477
Steven Madden Ltd.(a)	958	19,160
Timberland Co. Class A(a)	2,783	50,317
VF Corp.	8,288	569,054
Warnaco Group Inc. (The)(a)	2,083	72,488
Weyco Group Inc.	687	18,892
Wolverine World Wide Inc.	2,329	57,107

		1,349,366
AUTO MANUFACTURERS—0.34%
A.S.V. Inc.(a)(b)	773	10,706
Ford Motor Co.(a)	187,725	1,263,389
General Motors Corp.	44,754	1,113,927
Wabash National Corp.	2,839	21,832

		2,409,854
AUTO PARTS & EQUIPMENT—0.26%
Accuride Corp.(a)	2,186	17,182
Aftermarket Technology Corp.(a)	2,031	55,365
American Axle & Manufacturing Holdings Inc.	4,145	77,180
ArvinMeritor Inc.	6,621	77,664
Autoliv Inc.	3,013	158,815
BorgWarner Inc.	8,518	412,356
Commercial Vehicle Group Inc.(a)	1,979	28,695
Cooper Tire & Rubber Co.	5,714	94,738
Exide Technologies Inc.(a)	7,043	56,344
Johnson Controls Inc.	11,324	408,117
Lear Corp.(a)	4,740	131,108
Miller Industries Inc.(a)	684	9,364
Modine Manufacturing Co.	3,008	49,662
Standard Motor Products Inc.	1,467	11,971
Superior Industries International Inc.	2,113	38,393
Tenneco Inc.(a)	3,315	86,422
TRW Automotive Holdings Corp.(a)	3,944	82,430
Visteon Corp.(a)	5,839	25,633

		1,821,439
BANKS—9.55%
Alabama National BanCorporation	1,572	122,317
AMCORE Financial Inc.	2,150	48,805
AmericanWest Bancorporation	1,602	28,243
Ameris Bancorp	1,253	21,113
Associated Banc-Corp	11,829	320,448
BancFirst Corp.	732	31,366

Banco Latinoamericano de Exportaciones SA Class E	2,520	41,101
Bancorp Inc. (The)(a)	991	13,339
BancorpSouth Inc.	7,620	179,908
Bank Mutual Corp.	5,127	54,192
Bank of America Corp.	412,419	17,016,408
Bank of Hawaii Corp.	3,044	155,670
Bank of New York Mellon Corp. (The)	68,717	3,350,641
Bank of the Ozarks Inc.	240	6,288
Banner Corp.	1,448	41,601
BB&T Corp.	51,154	1,568,893
BOK Financial Corp.	2,063	106,657
Boston Private Financial Holdings Inc.	3,435	93,020
Capital City Bank Group Inc.(b)	1,186	33,469
Capital Corp of the West	877	17,040
Capitol Bancorp Ltd.	1,328	26,719
Cascade Bancorp(b)	1,876	26,114
Cathay General Bancorp	4,742	125,616
Centennial Bank Holdings Inc.(a)	5,117	29,576
Center Financial Corp.	936	11,532
Central Pacific Financial Corp.	2,856	52,722
Chemical Financial Corp.	2,306	54,860
Chittenden Corp.	4,149	147,787
Citizens Republic Bancorp Inc.	7,022	101,889
City Bank	1,124	25,200
City Holding Co.	1,599	54,110
City National Corp.	3,782	225,218
CoBiz Financial Inc.	837	12,446
Colonial BancGroup Inc. (The)	14,626	198,036
Columbia Banking System Inc.	1,670	49,649
Comerica Inc.	14,450	629,008
Commerce Bancorp Inc.	12,627	481,594
Commerce Bancshares Inc.	6,785	304,375
Community Bancorp(a)	966	16,779
Community Bank System Inc.	2,784	55,318
Community Trust Bancorp Inc.	1,406	38,707
Corus Bankshares Inc.(b)	3,608	38,497
Cullen/Frost Bankers Inc.	5,566	281,974
CVB Financial Corp.	6,155	63,643
Discover Financial Services LLC	41,877	631,505
East West Bancorp Inc.	5,864	142,085
Enterprise Financial Services Corp.(b)	270	6,429
F.N.B. Corp. (Pennsylvania)	5,603	82,364
Fifth Third Bancorp	51,072	1,283,439
First Bancorp (North Carolina)	1,114	21,043
First BanCorp (Puerto Rico)	8,692	63,365
First Busey Corp. Class A(b)	2,209	43,871
First Charter Corp.	3,265	97,493
First Citizens BancShares Inc. Class A	556	81,093
First Commonwealth Financial Corp.	6,864	73,102
First Community Bancorp	2,394	98,729
First Community Bancshares Inc.	936	29,849
First Financial Bancorp	3,074	35,044
First Financial Bankshares Inc.	1,809	68,109
First Financial Corp.	1,226	34,745
First Horizon National Corp.	11,817	214,479
First Indiana Corp.	1,139	36,448
First Merchants Corp.	1,691	36,931
First Midwest Bancorp Inc.	4,606	140,944
First Regional Bancorp(a)	781	14,753
1st Source Corp.	1,400	24,234
First State Bancorp	1,900	26,410
FirstMerit Corp.	7,459	149,255

Fremont General Corp.(a)(b)	6,275	21,962
Frontier Financial Corp.	3,401	63,157
Fulton Financial Corp.	16,036	179,924
Glacier Bancorp Inc.	4,882	91,489
Great Southern Bancorp Inc.	964	21,169
Green Bancshares Inc.	1,052	20,198
Hancock Holding Co.	2,480	94,736
Hanmi Financial Corp.	3,763	32,437
Harleysville National Corp.	2,682	39,077
Heartland Financial USA Inc.	1,186	22,024
Heritage Commerce Corp.	1,330	24,459
Home Bancshares Inc.	1,071	22,459
Horizon Financial Corp.	1,131	19,725
Huntington Bancshares Inc.	33,844	499,537
IBERIABANK Corp.	1,079	50,443
Imperial Capital Bancorp Inc.	515	9,424
Independent Bank Corp. (Massachusetts)	1,325	36,066
Independent Bank Corp. (Michigan)	2,089	19,846
Integra Bank Corp.	1,926	27,176
International Bancshares Corp.	4,746	99,381
Irwin Financial Corp.	1,751	12,870
KeyCorp	36,429	854,260
K-Fed Bancorp	28	283
Lakeland Bancorp Inc.(b)	1,862	21,581
Lakeland Financial Corp.	1,126	23,533
M&T Bank Corp.	6,690	545,703
Macatawa Bank Corp.	1,430	12,284
MainSource Financial Group Inc.	1,744	27,137
Marshall & Ilsley Corp.	24,064	637,215
MB Financial Inc.	3,391	104,545
Midwest Banc Holdings Inc.	2,231	27,709
Nara Bancorp Inc.	2,072	24,180
National City Corp.	53,772	885,087
National Penn Bancshares Inc.(b)	4,546	68,826
NBT Bancorp Inc.	2,947	67,251
Northern Trust Corp.	3,094	236,939
Northfield Bancorp Inc.(a)	1,721	18,621
Old National Bancorp	6,163	92,198
Old Second Bancorp Inc.	1,219	32,657
Omega Financial Corp.	1,163	34,029
Oriental Financial Group Inc.	1,922	25,774
Pacific Capital Bancorp	4,366	87,888
Park National Corp.(b)	1,119	72,176
Peoples Bancorp Inc.	974	24,243
Pinnacle Financial Partners Inc.(a)	654	16,625
PNC Financial Services Group Inc. (The)	32,365	2,124,762
Popular Inc.	25,807	273,554
Preferred Bank	725	18,864
PrivateBancorp Inc.(b)	650	21,222
Prosperity Bancshares Inc.	3,295	96,840
Provident Bankshares Corp.	2,994	64,042
Regions Financial Corp.	65,425	1,547,301
Renasant Corp.	1,982	42,752
Republic Bancorp Inc. Class A	871	14,398
Royal Bancshares of Pennsylvania Inc. Class A	510	5,610
S&T Bancorp Inc.	2,305	63,710
Sandy Spring Bancorp Inc.	1,467	40,812
Santander BanCorp	407	3,525
SCBT Financial Corp.	848	26,856
Seacoast Banking Corp. of Florida(b)	1,375	14,135
Security Bank Corp.(b)	1,516	13,856
Signature Bank(a)	140	4,725

Simmons First National Corp. Class A	1,300	34,450
South Financial Group Inc. (The)	6,879	107,519
Southside Bancshares Inc.(b)	914	18,700
Southwest Bancorp Inc.	1,332	24,416
State Street Corp.	7,060	573,272
Sterling Bancorp	1,739	23,720
Sterling Bancshares Inc.	6,900	77,004
Sterling Financial Corp. (Pennsylvania)	2,452	40,262
Sterling Financial Corp. (Washington)	4,749	79,736
Suffolk Bancorp	157	4,821
Sun Bancorp Inc. (New Jersey)(a)	1,347	21,256
SunTrust Banks Inc.	33,107	2,068,856
Superior Bancorp(a)	1,559	8,372
Susquehanna Bancshares Inc.	7,891	145,510
SVB Financial Group(a)	2,586	130,334
SY Bancorp Inc.	1,134	27,148
Synovus Financial Corp.	15,754	379,356
Taylor Capital Group Inc.	538	10,975
TCF Financial Corp.	11,913	213,600
Texas Capital Bancshares Inc.(a)	1,912	34,894
Tompkins Financial Corp.	601	23,319
TriCo Bancshares	1,295	24,993
Trustmark Corp.	4,538	115,084
U.S. Bancorp	161,591	5,128,898
UCBH Holdings Inc.	9,262	131,150
UMB Financial Corp.	2,873	110,208
Umpqua Holdings Corp.	5,677	87,085
Union Bankshares Corp.	1,238	26,171
UnionBanCal Corp.	4,422	216,280
United Bancshares Inc.	3,334	93,419
United Community Banks Inc.	3,834	60,577
Univest Corp. of Pennsylvania	1,208	25,501
USB Holding Co. Inc.	1,055	20,889
Valley National Bancorp	11,136	212,252
Virginia Commerce Bancorp Inc.(a)	230	2,698
W Holding Co. Inc.(b)	10,585	12,808
Wachovia Corp.	184,769	7,026,765
Washington Trust Bancorp Inc.	1,065	26,870
Webster Financial Corp.	5,024	160,617
Wells Fargo & Co.	315,753	9,532,583
WesBanco Inc.	2,369	48,801
West Coast Bancorp	1,464	27,084
Westamerica Bancorporation	2,055	91,550
Western Alliance Bancorporation(a)(b)	667	12,520
Whitney Holding Corp.	6,259	163,673
Wilmington Trust Corp.	6,353	223,626
Wilshire Bancorp Inc.	1,405	11,029
Wintrust Financial Corp.	2,233	73,979
Zions Bancorporation	10,105	471,802

		67,649,306
BEVERAGES—1.17%
Anheuser-Busch Companies Inc.	26,169	1,369,685
Boston Beer Co. Inc. Class A(a)	122	4,593
Brown-Forman Corp. Class B	2,134	158,151
Coca-Cola Co. (The)	72,988	4,479,274
Coca-Cola Enterprises Inc.	28,916	752,683
Constellation Brands Inc. Class A(a)	17,778	420,272
Farmer Brothers Co.	634	14,576
Molson Coors Brewing Co. Class B	10,164	524,666
Pepsi Bottling Group Inc.	9,792	386,392
PepsiAmericas Inc.	5,474	182,394

		8,292,686

BIOTECHNOLOGY—0.54%
Amgen Inc.(a)	28,755	1,335,382
Arena Pharmaceuticals Inc.(a)	6,535	51,169
ARIAD Pharmaceuticals Inc.(a)	2,683	11,403
Biogen Idec Inc.(a)	21,627	1,231,009
Bio-Rad Laboratories Inc. Class A(a)	1,740	180,299
Cambrex Corp.	2,655	22,249
Celera Group(a)	7,311	116,026
Charles River Laboratories International Inc.(a)	4,127	271,557
Cytokinetics Inc.(a)	836	3,954
Enzon Pharmaceuticals Inc.(a)	572	5,451
Immunomedics Inc.(a)	769	1,784
Incyte Corp.(a)	3,142	31,577
InterMune Inc.(a)	362	4,825
Invitrogen Corp.(a)	2,715	253,608
Martek Biosciences Corp.(a)	2,995	88,592
Maxygen Inc.(a)	2,256	18,116
Millennium Pharmaceuticals Inc.(a)	13,342	199,863
Molecular Insight Pharmaceuticals Inc.(a)	36	326
Momenta Pharmaceuticals Inc.(a)	1,236	8,825
Nanosphere Inc.(a)	98	1,371
Orexigen Therapeutics Inc.(a)	101	1,439
Telik Inc.(a)(b)	331	1,149
XOMA Ltd.(a)	1,718	5,824

		3,845,798
BUILDING MATERIALS—0.26%
Armstrong World Industries Inc.(a)	1,800	72,198
Builders FirstSource Inc.(a)(b)	1,323	9,552
China Architectural Engineering Inc.(a)	275	2,379
Comfort Systems USA Inc.	3,391	43,337
Goodman Global Inc.(a)	648	15,902
Interline Brands Inc.(a)	1,531	33,544
Lennox International Inc.	4,384	181,585
LSI Industries Inc.	1,694	30,831
Masco Corp.	32,966	712,395
NCI Building Systems Inc.(a)	1,606	46,237
Owens Corning(a)	10,187	205,981
PGT Inc.(a)	685	3,261
Simpson Manufacturing Co. Inc.(b)	1,803	47,942
Texas Industries Inc.	1,499	105,080
Trex Co. Inc.(a)(b)	972	8,272
U.S. Concrete Inc.(a)	1,945	6,477
Universal Forest Products Inc.	1,542	45,427
USG Corp.(a)(b)	7,429	265,884

		1,836,284
CHEMICALS—2.12%
A. Schulman Inc.	2,497	53,810
Air Products and Chemicals Inc.	10,630	1,048,437
Airgas Inc.	452	23,554
Arch Chemicals Inc.	2,250	82,687
Ashland Inc.	5,187	246,019
Cabot Corp.	1,799	59,979
Celanese Corp. Class A	4,270	180,706
CF Industries Holdings Inc.	4,651	511,889
Chemtura Corp.	20,873	162,809
Cytec Industries Inc.	3,910	240,778
Dow Chemical Co. (The)	88,613	3,493,124
E.I. du Pont de Nemours and Co.	72,223	3,184,312
Eastman Chemical Co.	7,786	475,647
Ferro Corp.	4,022	83,376

FMC Corp.	7,120	388,396
Georgia Gulf Corp.(b)	3,185	21,085
H.B. Fuller Co.	5,626	126,304
Hercules Inc.	5,695	110,198
Huntsman Corp.	8,385	215,494
Innophos Holdings Inc.	982	14,612
Innospec Inc.	2,222	38,130
International Flavors & Fragrances Inc.	1,941	93,420
Lubrizol Corp.	4,730	256,177
Minerals Technologies Inc.	1,772	118,635
Mosaic Co. (The)(a)	8,238	777,173
NewMarket Corp.	1,028	57,249
NL Industries Inc.	666	7,612
Olin Corp.	6,842	132,256
OM Group Inc.(a)	2,762	158,925
PolyOne Corp.(a)	8,615	56,687
PPG Industries Inc.	15,244	1,070,586
Rockwood Holdings Inc.(a)	3,257	108,198
Rohm & Haas Co.	5,918	314,068
RPM International Inc.	1,561	31,688
Sensient Technologies Corp.	4,364	123,414
Sigma-Aldrich Corp.	8,519	465,137
Spartech Corp.	2,960	41,736
Stepan Co.	572	18,607
Symyx Technologies Inc.(a)	1,401	10,760
Tronox Inc. Class B	3,844	33,251
UAP Holding Corp.	2,021	78,011
Valspar Corp. (The)	8,391	189,133
W.R. Grace & Co.(a)	4,021	105,270
Westlake Chemical Corp.(b)	1,780	33,802
Zep Inc.(a)	575	7,975

		15,051,116
COAL—0.00%
International Coal Group Inc.(a)(b)	5,428	29,094

		29,094
COMMERCIAL SERVICES—0.62%
Aaron Rents Inc.	1,675	32,227
ABM Industries Inc.	3,715	75,749
Advance America Cash Advance Centers Inc.	498	5,060
Albany Molecular Research Inc.(a)	1,432	20,592
American Public Education Inc.(a)	70	2,925
Avis Budget Group Inc.(a)	6,084	79,092
Barrett Business Services Inc.	232	4,178
BearingPoint Inc.(a)	18,683	52,873
Bowne & Co. Inc.	2,566	45,162
CBIZ Inc.(a)	3,167	31,068
CDI Corp.	946	22,950
Chemed Corp.	162	9,053
Clayton Holdings Inc.(a)(b)	931	4,813
Coinstar Inc.(a)	1,848	52,021
Compass Diversified Holdings	1,957	29,159
Consolidated Graphics Inc.(a)	148	7,077
Convergys Corp.(a)	12,722	209,404
Cornell Companies Inc.(a)	982	22,900
CRA International Inc.(a)	128	6,094
Cross Country Healthcare Inc.(a)	2,737	38,975
Deluxe Corp.	4,812	158,267
Dollar Thrifty Automotive Group Inc.(a)	1,995	47,242
DynCorp International Inc.(a)	2,015	54,163
Electro Rent Corp.	1,612	23,938
ExlService Holdings Inc.(a)	416	9,601

Exponent Inc.(a)	369	9,978
First Advantage Corp. Class A(a)	252	4,150
Forrester Research Inc.(a)	86	2,410
Genpact Ltd.(a)	513	7,813
Gevity HR Inc.	1,384	10,643
Global Cash Access Inc.(a)	229	1,388
Great Lakes Dredge & Dock Corp.	107	933
HealthSpring Inc.(a)	1,665	31,718
Heidrick & Struggles International Inc.	103	3,822
Hertz Global Holdings Inc.(a)	10,258	163,000
Hewitt Associates Inc. Class A(a)	3,303	126,472
Home Solutions of America Inc.(a)(b)	2,818	2,818
ICT Group Inc.(a)	297	3,549
Integrated Electrical Services Inc.(a)	641	12,044
Interactive Data Corp.	2,170	71,632
Jackson Hewitt Tax Service Inc.	525	16,669
Kelly Services Inc. Class A	1,687	31,479
Kforce Inc.(a)	647	6,308
Korn/Ferry International(a)	719	13,532
Landauer Inc.	401	20,792
LECG Corp.(a)	1,296	19,518
Lincoln Educational Services Corp.(a)	122	1,796
Live Nation Inc.(a)	6,215	90,242
MAXIMUS Inc.	1,848	71,351
McKesson Corp.	2,157	141,305
Monro Muffler Brake Inc.	228	4,444
MPS Group Inc.(a)	8,574	93,800
Multi-Color Corp.	61	1,676
Navigant Consulting Inc.(a)	1,223	16,718
On Assignment Inc.(a)	2,571	18,023
PeopleSupport Inc.(a)	1,067	14,597
PharmaNet Development Group Inc.(a)	888	34,818
PHH Corp.(a)	4,959	87,477
Protection One Inc.(a)	110	1,308
Providence Service Corp. (The)(a)	262	7,373
QC Holdings Inc.	160	1,800
R.R. Donnelley & Sons Co.	20,425	770,839
Rent-A-Center Inc.(a)	6,522	94,699
RSC Holdings Inc.(a)	866	10,868
SAIC Inc.(a)	15,463	311,116
Service Corp. International	26,023	365,623
Source Interlink Companies Inc.(a)(b)	2,576	7,419
Spherion Corp.(a)	2,614	19,030
Standard Parking Corp.(a)	184	8,922
Steiner Leisure Ltd.(a)	395	17,443
Stewart Enterprises Inc. Class A	8,825	78,542
SuccessFactors Inc.(a)	303	3,581
TNS Inc.	2,238	39,724
United Rentals Inc.(a)	8,026	147,357
Valassis Communications Inc.(a)	2,255	26,361
Viad Corp.	1,950	61,581
Volt Information Sciences Inc.(a)	1,324	24,176
Watson Wyatt Worldwide Inc.	3,008	139,601
Western Union Co.	4,089	99,281
Wright Express Corp.(a)	303	10,753

		4,428,895
COMPUTERS—1.31%
Affiliated Computer Services Inc. Class A(a)	4,982	224,688
Agilysys Inc.	2,491	37,664
CACI International Inc. Class A(a)	2,625	117,521
Cadence Design Systems Inc.(a)	18,603	316,437
CIBER Inc.(a)	5,028	30,721

Compellent Technologies Inc.(a)	184	2,214
Computer Sciences Corp.(a)	16,053	794,142
Cray Inc.(a)	1,409	8,440
Data Domain Inc.(a)	456	12,011
Electronic Data Systems Corp.	19,790	410,247
Electronics For Imaging Inc.(a)	5,266	118,380
Hutchinson Technology Inc.(a)	2,409	63,405
Imation Corp.	3,268	68,628
Immersion Corp.(a)	2,761	35,755
Integral Systems Inc.	290	6,745
International Business Machines Corp.	25,915	2,801,411
Lexmark International Inc. Class A(a)	3,997	139,335
Limelight Networks Inc.(a)	518	3,569
Manhattan Associates Inc.(a)	445	11,730
Mentor Graphics Corp.(a)	3,435	37,029
Mercury Computer Systems Inc.(a)	2,060	33,187
MTS Systems Corp.	642	27,394
NCR Corp.(a)	14,722	369,522
Ness Technologies Inc.(a)	2,023	18,672
Netezza Corp.(a)	282	3,892
Palm Inc.(b)	9,583	60,756
Perot Systems Corp. Class A(a)	8,101	109,363
Quantum Corp.(a)	18,180	48,904
Rackable Systems Inc.(a)	2,390	23,900
RadiSys Corp.(a)	1,642	22,003
Rimage Corp.(a)	162	4,204
SanDisk Corp.(a)	8,661	287,285
Seagate Technology	31,477	802,663
SI International Inc.(a)	1,218	33,458
Silicon Graphics Inc.(a)	566	10,346
Silicon Storage Technology Inc.(a)	8,420	25,176
SRA International Inc. Class A(a)	1,637	48,210
STEC Inc.(a)	2,028	17,725
Sun Microsystems Inc.(a)	61,926	1,122,718
Teradata Corp.(a)	14,722	403,530
3PAR Inc.(a)	213	2,726
Unisys Corp.(a)	32,248	152,533
Virtusa Corp.(a)	124	2,149
Western Digital Corp.(a)	14,493	437,834

		9,308,222
COSMETICS & PERSONAL CARE—1.92%
Alberto-Culver Co.	6,466	158,676
Avon Products Inc.	3,172	125,389
Chattem Inc.(a)	162	12,237
Colgate-Palmolive Co.	3,707	288,998
Elizabeth Arden Inc.(a)	2,256	45,910
Inter Parfums Inc.	117	2,102
Procter & Gamble Co. (The)	176,756	12,977,426
Revlon Inc. Class A(a)(c)	18,233	21,515

		13,632,253
DISTRIBUTION & WHOLESALE—0.22%
Beacon Roofing Supply Inc.(a)(b)	379	3,191
BlueLinx Holdings Inc.	1,073	4,217
Brightpoint Inc.(a)	499	7,665
Building Materials Holding Corp.(b)	2,728	15,086
Central European Distribution Corp.(a)	472	27,414
Core-Mark Holding Co. Inc.(a)	846	24,297
Genuine Parts Co.	15,795	731,308
Ingram Micro Inc. Class A(a)	13,443	242,512
NuCO2 Inc.(a)	315	7,843
Owens & Minor Inc.(b)	3,081	130,727

ScanSource Inc.(a)	250	8,087
Tech Data Corp.(a)	5,096	192,221
United Stationers Inc.(a)	831	38,401
W.W. Grainger Inc.	1,012	88,570
Watsco Inc.	149	5,477

		1,527,016
DIVERSIFIED FINANCIAL SERVICES—7.99%
Advanta Corp. Class B	1,778	14,348
AmeriCredit Corp.(a)	10,191	130,343
Ameriprise Financial Inc.	21,843	1,203,768
Ampal-American Israel Corp. Class A(a)	1,658	12,253
Asset Acceptance Capital Corp.	1,566	16,302
Asta Funding Inc.(b)	357	9,439
Bear Stearns Companies Inc. (The)	11,053	975,427
BlackRock Inc.	2,549	552,623
Calamos Asset Management Inc. Class A	1,861	55,421
Capital One Financial Corp.	36,337	1,717,287
Centerline Holding Co.(b)	2,099	15,994
CIT Group Inc.	17,746	426,436
Citigroup Inc.	459,692	13,533,332
CompuCredit Corp.(a)	750	7,485
Countrywide Financial Corp.	54,921	490,994
Cowen Group Inc.(a)	1,472	13,999
Duff & Phelps Corp. Class A(a)	492	9,683
E*TRADE Financial Corp.(a)(b)	25,019	88,817
Encore Capital Group Inc.(a)	1,250	12,100
eSpeed Inc.(a)	1,803	20,374
Evercore Partners Inc. Class A	771	16,615
FBR Capital Markets Corp.(a)	2,048	19,620
Federal Agricultural Mortgage Corp.	958	25,215
Federal Home Loan Mortgage Corp.	37,340	1,272,174
Federal National Mortgage Association	90,453	3,616,311
Financial Federal Corp.	2,491	55,524
Friedman Billings Ramsey Group Inc. Class A	13,199	41,445
GAMCO Investors Inc. Class A	385	26,642
GLG Partners Inc.(a)(b)	1,084	14,742
Goldman Sachs Group Inc. (The)	21,336	4,588,307
IndyMac Bancorp Inc.(b)	7,518	44,732
Interactive Brokers Group Inc.(a)	2,059	66,547
Invesco Ltd.	8,139	255,402
Janus Capital Group Inc.	3,682	120,954
Jefferies Group Inc.	11,607	267,541
JPMorgan Chase & Co.	317,472	13,857,653
KBW Inc.(a)	2,549	65,229
Knight Capital Group Inc. Class A(a)	5,280	76,032
LaBranche & Co. Inc.(a)	4,933	24,862
Legg Mason Inc.	7,176	524,924
Lehman Brothers Holdings Inc.	49,521	3,240,654
Merrill Lynch & Co. Inc.	61,332	3,292,302
MF Global Ltd.(a)	4,160	130,915
Morgan Stanley	92,365	4,905,505
NASDAQ Stock Market Inc. (The)(a)	2,086	103,236
National Financial Partners Corp.	1,142	52,087
Nelnet Inc. Class A	1,500	19,065
NewStar Financial Inc.(a)	647	5,357
Ocwen Financial Corp.(a)	3,294	18,249
Penson Worldwide Inc.(a)	87	1,248
Piper Jaffray Companies(a)	1,644	76,150
Pzena Investment Management Inc.	404	4,606
Raymond James Financial Inc.	8,724	284,926
Sanders Morris Harris Group Inc.	1,720	17,630
Student Loan Corp. (The)	377	41,470

SWS Group Inc.	1,809	22,920
Thomas Weisel Partners Group Inc.(a)	1,996	27,405
W.P. Stewart & Co. Ltd.	1,107	5,657
Waddell & Reed Financial Inc. Class A	1,270	45,834

		56,582,112
ELECTRIC—5.67%
ALLETE Inc.	2,372	93,884
Alliant Energy Corp.	10,545	429,076
Ameren Corp.	19,289	1,045,657
American Electric Power Co. Inc.	37,021	1,723,698
Aquila Inc.(a)	34,745	129,599
Avista Corp.	4,887	105,266
Black Hills Corp.	3,488	153,821
Central Vermont Public Service Corp.	947	29,205
CH Energy Group Inc.	1,469	65,429
Cleco Corp.	5,533	153,817
CMS Energy Corp.	20,844	362,269
Consolidated Edison Inc.	25,118	1,227,014
Constellation Energy Group Inc.	3,758	385,308
Dominion Resources Inc.	54,172	2,570,461
DPL Inc.	4,862	144,158
DTE Energy Co.	15,270	671,269
Duke Energy Corp.	117,167	2,363,258
Dynegy Inc. Class A(a)	26,273	187,589
Edison International	30,247	1,614,282
El Paso Electric Co.(a)	4,247	108,596
Empire District Electric Co. (The)	3,122	71,119
Energy East Corp.	14,642	398,409
EnerNOC Inc.(a)	56	2,750
Entergy Corp.	18,357	2,194,029
Exelon Corp.	34,282	2,798,782
FirstEnergy Corp.	28,299	2,047,150
FPL Group Inc.	37,802	2,562,220
Great Plains Energy Inc.	7,991	234,296
Hawaiian Electric Industries Inc.	7,598	173,006
IDACORP Inc.	4,085	143,874
Integrys Energy Group Inc.	7,025	363,122
MDU Resources Group Inc.	16,848	465,173
MGE Energy Inc.	1,961	69,557
Mirant Corp.(a)	7,467	291,064
Northeast Utilities	14,339	448,954
NorthWestern Corp.	3,325	98,087
NRG Energy Inc.(a)	4,384	190,003
NSTAR	9,917	359,194
OGE Energy Corp.	8,532	309,626
Otter Tail Corp.	2,755	95,323
Pepco Holdings Inc.	17,910	525,300
PG&E Corp.	32,634	1,406,199
Pike Electric Corp.(a)	388	6,503
Pinnacle West Capital Corp.	9,297	394,286
PNM Resources Inc.	7,103	152,359
Portland General Electric Co.	2,824	78,451
PPL Corp.	9,079	472,925
Progress Energy Inc.	23,942	1,159,511
Public Service Enterprise Group Inc.	23,597	2,318,169
Puget Energy Inc.	10,867	298,082
Reliant Energy Inc.(a)	31,680	831,283
SCANA Corp.	10,821	456,105
Sierra Pacific Resources Corp.	17,551	298,016
Southern Co. (The)	69,920	2,709,400
TECO Energy Inc.	19,479	335,234
UIL Holdings Corp.	2,333	86,204

UniSource Energy Corp.	3,275	103,326
Westar Energy Inc.	9,305	241,372
Wisconsin Energy Corp.	10,858	528,893
Xcel Energy Inc.	37,937	856,238

		40,137,250
ELECTRICAL COMPONENTS & EQUIPMENT—0.23%
Emerson Electric Co.	12,473	706,720
Encore Wire Corp.	2,170	34,546
Energizer Holdings Inc.(a)	1,481	166,065
EnerSys Inc.(a)	1,979	49,396
GrafTech International Ltd.(a)	9,716	172,459
Greatbatch Inc.(a)	263	5,257
Hubbell Inc. Class B	3,682	189,991
Insteel Industries Inc.	914	10,721
Littelfuse Inc.(a)	1,417	46,704
Molex Inc.	5,488	149,822
Powell Industries Inc.(a)	253	11,150
Power-One Inc.(a)	6,506	25,959
Superior Essex Inc.(a)	1,898	45,552
Universal Display Corp.(a)	837	17,301

		1,631,643
ELECTRONICS—0.80%
Analogic Corp.	1,211	82,009
Applied Biosystems Group	12,906	437,772
Arrow Electronics Inc.(a)	5,169	203,038
Avnet Inc.(a)	5,706	199,539
AVX Corp.	3,758	50,432
Badger Meter Inc.	194	8,720
Bel Fuse Inc. Class B	1,102	32,256
Benchmark Electronics Inc.(a)	5,425	96,185
Brady Corp. Class A	4,673	163,976
Checkpoint Systems Inc.(a)	3,651	94,853
CTS Corp.	3,323	32,997
Cubic Corp.	524	20,541
Cymer Inc.(a)	649	25,266
Eagle Test Systems Inc.(a)	86	1,099
Electro Scientific Industries Inc.(a)	2,715	53,893
Excel Technology Inc.(a)	913	24,742
ICx Technologies Inc.(a)	171	1,645
Jabil Circuit Inc.	6,315	96,430
KEMET Corp.(a)	7,779	51,575
L-1 Identity Solutions Inc.(a)	2,566	46,060
Measurement Specialties Inc.(a)	802	17,724
Methode Electronics Inc.	3,397	55,847
Multi-Fineline Electronix Inc.(a)	425	7,369
OSI Systems Inc.(a)	740	19,588
Park Electrochemical Corp.	1,880	53,091
PerkinElmer Inc.	8,293	215,784
Plexus Corp.(a)	1,690	44,379
Rofin-Sinar Technologies Inc.(a)	296	14,241
Rogers Corp.(a)	1,640	71,127
Sanmina-SCI Corp.(a)	38,225	69,569
Sonic Solutions Inc.(a)	1,523	15,824
Stoneridge Inc.(a)	1,325	10,653
Technitrol Inc.	2,370	67,735
Thermo Fisher Scientific Inc.(a)	19,685	1,135,431
TTM Technologies Inc.(a)	3,445	40,169
Tyco Electronics Ltd.	46,012	1,708,426
Varian Inc.(a)	1,196	78,099
Vishay Intertechnology Inc.(a)	14,185	161,851

Watts Water Technologies Inc. Class A	2,909	86,688
X-Rite Inc.(a)	1,985	23,066
Zygo Corp.(a)	1,515	18,877

		5,638,566
ENERGY - ALTERNATE SOURCES—0.01%
Aventine Renewable Energy Holdings Inc.(a)	1,076	13,730
Comverge Inc.(a)	150	4,723
Evergreen Energy Inc.(a)(b)	4,999	11,148
Headwaters Inc.(a)(b)	3,650	42,851
MGP Ingredients Inc.	840	7,913
Pacific Ethanol Inc.(a)(b)	1,152	9,458
US BioEnergy Corp.(a)	396	4,637
VeraSun Energy Corp.(a)(b)	392	5,990

		100,450
ENGINEERING & CONSTRUCTION—0.18%
AECOM Technology Corp.(a)	825	23,570
Dycom Industries Inc.(a)	1,962	52,287
EMCOR Group Inc.(a)	5,912	139,701
Granite Construction Inc.	1,413	51,122
Insituform Technologies Inc. Class A(a)	2,525	37,370
KBR Inc.(a)	15,639	606,793
Perini Corp.(a)	571	23,651
Shaw Group Inc. (The)(a)	644	38,923
URS Corp.(a)	5,773	313,647

		1,287,064
ENTERTAINMENT—0.07%
Bluegreen Corp.(a)	1,962	14,107
Carmike Cinemas Inc.	1,163	8,443
Churchill Downs Inc.	869	46,900
Cinemark Holdings Inc.	1,398	23,766
DreamWorks Animation SKG Inc. Class A(a)	1,268	32,385
Great Wolf Resorts Inc.(a)	2,851	27,968
International Speedway Corp. Class A	3,218	132,517
Isle of Capri Casinos Inc.(a)	1,343	18,493
Lakes Entertainment Inc.(a)	806	5,586
Magna Entertainment Corp. Class A(a)	3,730	3,618
Pinnacle Entertainment Inc.(a)	2,565	60,431
Regal Entertainment Group Class A	1,371	24,774
Six Flags Inc.(a)(b)	6,536	13,268
Speedway Motorsports Inc.	1,283	39,876
Steinway Musical Instruments Inc.	736	20,292
Warner Music Group Corp.	1,494	9,054

		481,478
ENVIRONMENTAL CONTROL—0.20%
Allied Waste Industries Inc.(a)	22,446	247,355
American Ecology Corp.	112	2,630
Calgon Carbon Corp.(a)(b)	3,724	59,174
Casella Waste Systems Inc. Class A(a)	2,101	27,397
EnergySolutions Inc.(a)	1,334	36,005
Metal Management Inc.	2,189	99,665
Mine Safety Appliances Co.	1,631	84,600
Republic Services Inc.	1,636	51,289
Tetra Tech Inc.(a)	2,175	46,762
Waste Connections Inc.(a)	1,811	55,960
Waste Management Inc.	21,188	692,212
Waste Services Inc.(a)	1,801	15,435

		1,418,484

FOOD—2.25%
Benihana Inc.(a)	123	1,568
Cal-Maine Foods Inc.	1,090	28,918
Campbell Soup Co.	9,252	330,574
Chiquita Brands International Inc.(a)	3,944	72,530
ConAgra Foods Inc.	46,248	1,100,240
Corn Products International Inc.	6,885	253,024
Dean Foods Co.	11,271	291,468
Del Monte Foods Co.	18,728	177,167
Flowers Foods Inc.	4,114	96,309
Fresh Del Monte Produce Inc.(a)	2,821	94,729
General Mills Inc.	27,618	1,574,226
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	1,460	45,742
H.J. Heinz Co.	13,533	631,720
Hain Celestial Group Inc.(a)	3,684	117,888
Hershey Co. (The)	4,587	180,728
Hormel Foods Corp.	6,876	278,340
Imperial Sugar Co.	1,091	20,478
Ingles Markets Inc. Class A	161	4,088
J&J Snack Foods Corp.	419	13,106
J.M. Smucker Co. (The)	5,250	270,060
Kellogg Co.	7,162	375,504
Kraft Foods Inc.	149,080	4,864,480
Kroger Co. (The)	23,983	640,586
Lance Inc.	2,066	42,188
McCormick & Co. Inc. NVS	4,089	155,014
Nash Finch Co.(b)	683	24,096
Performance Food Group Co.(a)	3,279	88,107
Pilgrim’s Pride Corp.	3,745	108,418
Ralcorp Holdings Inc.(a)	1,770	107,598
Ruddick Corp.	3,816	132,301
Safeway Inc.	41,112	1,406,442
Sanderson Farms Inc.	602	20,336
Sara Lee Corp.	32,502	521,982
Seaboard Corp.	29	42,630
Smithfield Foods Inc.(a)	10,117	292,584
Spartan Stores Inc.	1,288	29,431
SUPERVALU Inc.	19,480	730,890
Tootsie Roll Industries Inc.	2,531	69,400
TreeHouse Foods Inc.(a)	2,892	66,487
Tyson Foods Inc. Class A	24,448	374,788
Village Super Market Inc. Class A	283	14,402
Weis Markets Inc.	1,144	45,691
Winn-Dixie Stores Inc.(a)	3,005	50,694
Wm. Wrigley Jr. Co.	2,665	156,036

		15,942,988
FOREST PRODUCTS & PAPER—0.80%
AbitibiBowater Inc.(b)	5,022	103,503
Buckeye Technologies Inc.(a)	3,531	44,137
Domtar Corp.(a)	20,562	158,122
International Paper Co.	40,440	1,309,447
Louisiana-Pacific Corp.	9,673	132,327
MeadWestvaco Corp.	17,114	535,668
Mercer International Inc.(a)	2,952	23,114
Neenah Paper Inc.	427	12,447
P.H. Glatfelter Co.	4,171	63,858
Plum Creek Timber Co. Inc.	15,114	695,849
Potlatch Corp.	3,616	160,695
Rayonier Inc.	6,752	318,964
Rock-Tenn Co. Class A	3,261	82,862
Schweitzer-Mauduit International Inc.	1,464	37,932
Smurfit-Stone Container Corp.(a)	23,603	249,248
Temple-Inland Inc.	9,891	206,227

Wausau Paper Corp.	4,122	37,057
Weyerhaeuser Co.	20,045	1,478,118
Xerium Technologies Inc.	968	5,034

		5,654,609
GAS—0.67%
AGL Resources Inc.	7,205	271,196
Atmos Energy Corp.	8,248	231,274
Energen Corp.	6,664	428,029
EnergySouth Inc.	467	27,086
Laclede Group Inc. (The)	2,011	68,857
New Jersey Resources Corp.	2,598	129,952
Nicor Inc.	4,171	176,642
NiSource Inc.	25,391	479,636
Northwest Natural Gas Co.	2,498	121,553
Piedmont Natural Gas Co.	6,915	180,896
Sempra Energy	24,493	1,515,627
South Jersey Industries Inc.	2,735	98,706
Southern Union Co.	9,961	292,455
Southwest Gas Corp.	3,903	116,192
UGI Corp.	9,866	268,848
Vectren Corp.	7,103	206,058
WGL Holdings Inc.	4,564	149,517

		4,762,524
HAND & MACHINE TOOLS—0.15%
Black & Decker Corp. (The)	2,827	196,901
Kennametal Inc.	3,032	114,792
Lincoln Electric Holdings Inc.	1,257	89,473
Regal Beloit Corp.	2,959	133,007
Snap-On Inc.	5,383	259,676
Stanley Works (The)	5,240	254,035

		1,047,884
HEALTH CARE - PRODUCTS—2.24%
AngioDynamics Inc.(a)	1,075	20,468
Beckman Coulter Inc.	1,082	78,770
Boston Scientific Corp.(a)	123,658	1,438,143
Cantel Medical Corp.(a)	1,073	15,644
CONMED Corp.(a)	2,621	60,571
Cooper Companies Inc. (The)	2,476	94,088
Covidien Ltd.	46,010	2,037,783
Datascope Corp.	1,198	43,607
Haemonetics Corp.(a)	173	10,902
Hansen Medical Inc.(a)(b)	166	4,970
Hillenbrand Industries Inc.	4,747	264,550
ICU Medical Inc.(a)	396	14,260
Insulet Corp.(a)	139	3,264
Invacare Corp.	2,664	67,133
Inverness Medical Innovations Inc.(a)	3,783	212,529
Johnson & Johnson	168,245	11,221,941
Kensey Nash Corp.(a)	285	8,527
Kinetic Concepts Inc.(a)	909	48,686
Masimo Corp.(a)	154	6,075
Medical Action Industries Inc.(a)	196	4,087
Merit Medical Systems Inc.(a)	2,194	30,497
Orthofix International NV(a)	641	37,159
Steris Corp.	3,268	94,249
Symmetry Medical Inc.(a)	2,982	51,976
TomoTherapy Inc.(a)	134	2,621
TranS1 Inc.(a)	118	1,943
Vital Images Inc.(a)	90	1,626
Vital Sign Inc.	97	4,959

Wright Medical Group Inc.(a)	172	5,017
Zoll Medical Corp.(a)	461	12,318

		15,898,363
HEALTH CARE - SERVICES—0.73%
Aetna Inc.	9,081	524,246
Alliance Imaging Inc.(a)	955	9,187
Amedisys Inc.(a)	141	6,841
American Dental Partners Inc.(a)	82	822
AMERIGROUP Corp.(a)	4,900	178,605
AmSurg Corp.(a)	2,841	76,877
Apria Healthcare Group Inc.(a)	2,377	51,272
Assisted Living Concepts Inc.(a)	3,976	29,820
athenahealth Inc.(a)	208	7,488
Brookdale Senior Living Inc.	2,639	74,974
Capital Senior Living Corp.(a)	1,600	15,888
Centene Corp.(a)	1,230	33,751
Community Health Systems Inc.(a)	8,131	299,709
Coventry Health Care Inc.(a)	945	55,991
Emeritus Corp.(a)	639	16,071
Ensign Group Inc. (The)	199	2,866
Genoptix Inc.(a)	101	3,101
Gentiva Health Services Inc.(a)	1,772	33,739
Health Management Associates Inc. Class A	22,469	134,365
HealthSouth Corp.(a)	7,302	153,342
Kindred Healthcare Inc.(a)	2,610	65,198
LifePoint Hospitals Inc.(a)	5,354	159,228
Magellan Health Services Inc.(a)	3,046	142,035
Matria Healthcare Inc.(a)	393	9,342
MedCath Corp.(a)	652	16,013
Molina Healthcare Inc.(a)	1,262	48,839
National Healthcare Corp.	241	12,460
Odyssey Healthcare Inc.(a)	2,903	32,107
Quest Diagnostics Inc.	1,064	56,286
RehabCare Group Inc.(a)	1,624	36,637
Res-Care Inc.(a)	2,254	56,711
Skilled Healthcare Group Inc. Class A(a)	965	14,118
Sunrise Senior Living Inc.(a)	604	18,531
Tenet Healthcare Corp.(a)	9,914	50,363
Universal Health Services Inc. Class B	3,047	156,006
Virtual Radiologic Corp.(a)	133	2,697
WellPoint Inc.(a)	29,175	2,559,523

		5,145,049
HOLDING COMPANIES - DIVERSIFIED—0.14%
Aldabra Acquisition Corp.(a)	2,300	22,402
Alternative Asset Management Acquisition Corp.(a)	2,300	21,045
Energy Infrastructure Acquisition Corp.(a)	2,069	20,980
Heckmann Corp.(a)	3,001	22,057
Hicks Acquisition Co. I Inc.(a)	3,085	28,351
Information Services Group Inc.(a)(b)	1,787	12,241
Leucadia National Corp.	15,292	720,253
Marathon Acquisition Corp.(a)	3,506	27,277
NRDC Acquisition Corp.(a)	2,313	21,210
NTR Acquisition Co.(a)	2,273	21,593
Resource America Inc. Class A	1,226	17,985
Triplecrown Acquisition Corp.(a)	2,684	24,532

		959,926
HOME BUILDERS—0.28%
AMREP Corp.(b)	107	3,269
Beazer Homes USA Inc.(b)	3,622	26,911

Brookfield Homes Corp.(b)	1,055	16,669
Centex Corp.	10,534	266,089
Champion Enterprises Inc.(a)	1,109	10,447
D.R. Horton Inc.	29,157	383,998
Hovnanian Enterprises Inc. Class A(a)(b)	3,470	24,880
KB Home	7,145	154,332
Lennar Corp. Class A	12,522	224,019
M.D.C. Holdings Inc.	3,235	120,116
M/I Homes Inc.	1,116	11,718
Meritage Homes Corp.(a)(b)	2,438	35,522
Monaco Coach Corp.	2,772	24,615
NVR Inc.(a)	228	119,472
Palm Harbor Homes Inc.(a)(b)	915	9,653
Pulte Homes Inc.	12,645	133,278
Ryland Group Inc.	3,895	107,307
Skyline Corp.	640	18,784
Standard-Pacific Corp.(b)	5,997	20,090
Thor Industries Inc.	278	10,567
Toll Brothers Inc.(a)	11,707	234,842
WCI Communities Inc.(a)(b)	2,866	10,833
Winnebago Industries Inc.	228	4,793

		1,972,204
HOME FURNISHINGS—0.06%
American Woodmark Corp.	1,096	19,925
Audiovox Corp. Class A(a)	1,550	19,220
Ethan Allen Interiors Inc.	2,228	63,498
Furniture Brands International Inc.	4,478	45,049
Hooker Furniture Corp.	1,103	22,170
Kimball International Inc. Class B	1,193	16,344
La-Z-Boy Inc.(b)	4,757	37,723
Sealy Corp.(b)	1,268	14,189
Whirlpool Corp.	2,076	169,464

		407,582
HOUSEHOLD PRODUCTS & WARES—0.49%
ACCO Brands Corp.(a)	3,695	59,268
American Greetings Corp. Class A	5,133	104,200
Avery Dennison Corp.	1,437	76,362
Blyth Inc.	2,046	44,889
Central Garden & Pet Co. Class A(a)	6,477	34,717
Church & Dwight Co. Inc.	362	19,573
Clorox Co. (The)	1,042	67,907
CSS Industries Inc.	721	26,461
Ennis Inc.	2,367	42,606
Fortune Brands Inc.	14,184	1,026,354
Helen of Troy Ltd.(a)	2,804	48,061
Jarden Corp.(a)	3,101	73,215
Kimberly-Clark Corp.	21,930	1,520,626
Prestige Brands Holdings Inc.(a)	3,145	23,525
Russ Berrie and Co. Inc.(a)	1,537	25,145
Scotts Miracle-Gro Co. (The) Class A	3,289	123,074
Spectrum Brands Inc.(a)(b)	3,625	19,321
Standard Register Co. (The)	1,275	14,867
Tupperware Brands Corp.	2,879	95,093
WD-40 Co.	983	37,325

		3,482,589
HOUSEWARES—0.05%
Libbey Inc.	1,248	19,768
Lifetime Brands Inc.	805	10,449
National Presto Industries Inc.	413	21,749
Newell Rubbermaid Inc.	12,478	322,931

		374,897

INSURANCE—7.97%
ACE Ltd.	28,829	1,781,056
Aflac Inc.	3,808	238,495
Alfa Corp.	3,036	65,790
Alleghany Corp.(a)	465	186,930
Allied World Assurance Holdings Ltd.	5,604	281,153
Allstate Corp. (The)	53,078	2,772,264
Ambac Financial Group Inc.(b)	9,549	246,078
American Equity Investment Life Holding Co.	5,268	43,672
American Financial Group Inc.	7,643	220,730
American International Group Inc.	193,724	11,294,109
American National Insurance Co.	1,462	177,253
American Physicians Capital Inc.	881	36,526
Amerisafe Inc.(a)	1,749	27,127
AmTrust Financial Services Inc.	567	7,808
Aon Corp.	27,260	1,300,029
Arch Capital Group Ltd.(a)	4,454	313,339
Argo Group International Holdings Ltd.(a)	2,736	115,268
Arthur J. Gallagher & Co.	7,098	171,701
Aspen Insurance Holdings Ltd.	8,192	236,257
Assurant Inc.	11,260	753,294
Assured Guaranty Ltd.	7,442	197,511
Axis Capital Holdings Ltd.	14,271	556,141
Baldwin & Lyons Inc. Class B	744	20,430
CastlePoint Holdings Ltd.	728	8,736
Chubb Corp.	37,272	2,034,306
Cincinnati Financial Corp.	15,914	629,240
Citizens Inc.(a)(b)	2,983	16,496
CNA Financial Corp.	2,506	84,502
CNA Surety Corp.(a)	1,530	30,279
Commerce Group Inc.	4,580	164,788
Conseco Inc.(a)	17,434	218,971
Crawford & Co. Class B(a)	2,351	9,757
Darwin Professional Underwriters Inc.(a)	243	5,873
Delphi Financial Group Inc. Class A	4,025	142,002
Donegal Group Inc. Class A	1,233	21,171
EMC Insurance Group Inc.	553	13,090
Employers Holdings Inc.	4,655	77,785
Endurance Specialty Holdings Ltd.	5,456	227,679
Erie Indemnity Co. Class A	3,409	176,893
Everest Re Group Ltd.	5,850	587,340
FBL Financial Group Inc. Class A	1,340	46,270
Fidelity National Financial Inc.	20,502	299,534
First Acceptance Corp.(a)	1,581	6,672
First American Corp.	8,566	292,272
First Mercury Financial Corp.(a)	520	12,688
Flagstone Reinsurance Holdings Ltd	1,268	17,625
FPIC Insurance Group Inc.(a)	801	34,427
Genworth Financial Inc. Class A	40,379	1,027,646
Greenlight Capital Re Ltd.(a)	1,002	20,832
Hallmark Financial Services Inc.(a)	424	6,725
Hanover Insurance Group Inc. (The)	4,531	207,520
Harleysville Group Inc.	1,444	51,089
Hartford Financial Services Group Inc. (The)	29,454	2,568,094
HCC Insurance Holdings Inc.	5,904	169,327
Hilb Rogal & Hobbs Co.	3,187	129,297
Horace Mann Educators Corp.	4,002	75,798
Independence Holding Co.	581	7,350
Infinity Property and Casualty Corp.	1,546	55,857
IPC Holdings Ltd.	5,677	163,895
Kansas City Life Insurance Co.	428	18,657

LandAmerica Financial Group Inc.	1,411	47,198
Lincoln National Corp.	25,140	1,463,651
Loews Corp.	40,432	2,035,347
Markel Corp.(a)	929	456,232
Marsh & McLennan Companies Inc.	48,294	1,278,342
Max Capital Group Ltd.	5,585	156,324
MBIA Inc.(b)	12,224	227,733
Meadowbrook Insurance Group Inc.(a)	3,043	28,635
Mercury General Corp.	2,466	122,831
MetLife Inc.	43,867	2,703,085
MGIC Investment Corp.(b)	7,638	171,320
Midland Co. (The)	921	59,579
Montpelier Re Holdings Ltd.	9,652	164,181
National Interstate Corp.	372	12,313
National Western Life Insurance Co. Class A	219	45,414
Nationwide Financial Services Inc. Class A	4,893	220,234
Navigators Group Inc. (The)(a)	1,220	79,300
NYMAGIC Inc.	542	12,536
Odyssey Re Holdings Corp.	2,624	96,327
Old Republic International Corp.	21,392	329,651
OneBeacon Insurance Group Ltd.	2,622	56,373
PartnerRe Ltd.	4,102	338,538
Philadelphia Consolidated Holding Corp.(a)	1,245	48,991
Phoenix Companies Inc. (The)	10,584	125,632
Platinum Underwriters Holdings Ltd.	5,556	197,571
PMA Capital Corp. Class A(a)	3,025	24,866
PMI Group Inc. (The)	7,623	101,233
Presidential Life Corp.	2,011	35,213
Primus Guaranty Ltd.(a)(b)	3,362	23,568
Principal Financial Group Inc.	23,470	1,615,675
ProAssurance Corp.(a)	3,087	169,538
Progressive Corp. (The)	64,817	1,241,894
Protective Life Corp.	6,502	266,712
Prudential Financial Inc.	32,686	3,041,105
Radian Group Inc.(b)	7,437	86,864
RAM Holdings Ltd.(a)	1,681	8,304
Reinsurance Group of America Inc.	2,729	143,218
RenaissanceRe Holdings Ltd.	6,695	403,307
RLI Corp.	1,949	110,684
Safeco Corp.	8,825	491,376
Safety Insurance Group Inc.	1,506	55,150
Scottish Re Group Ltd.(a)	6,307	4,573
SeaBright Insurance Holdings Inc.(a)	1,928	29,074
Security Capital Assurance Ltd.(b)	2,208	8,589
Selective Insurance Group Inc.	5,086	116,927
StanCorp Financial Group Inc.	4,630	233,259
State Auto Financial Corp.	1,343	35,321
Stewart Information Services Corp.	1,603	41,822
Torchmark Corp.	8,846	535,448
Transatlantic Holdings Inc.	1,609	116,926
Travelers Companies Inc. (The)	61,730	3,321,074
Triad Guaranty Inc.(a)(b)	1,067	10,457
United America Indemnity Ltd. Class A(a)	2,294	45,696
United Fire & Casualty Co.	2,035	59,198
Unitrin Inc.	4,235	203,238
Universal American Corp.(a)	3,520	90,077
Unum Group	33,593	799,177
Validus Holdings Ltd.(a)	1,310	34,034
W.R. Berkley Corp.	11,011	328,238
Wesco Financial Corp.	132	53,724
White Mountains Insurance Group Ltd.	842	432,830
XL Capital Ltd. Class A	15,245	766,976
Zenith National Insurance Corp.	3,435	153,648

		56,419,795

INTERNET—0.51%
Ariba Inc.(a)	7,269	81,049
AsiaInfo Holdings Inc.(a)	2,934	32,274
Avocent Corp.(a)	4,678	109,044
CMGI Inc.(a)	4,517	59,128
comScore Inc.(a)	164	5,351
Constant Contact Inc.(a)	201	4,322
Dice Holdings Inc.(a)	579	4,626
EarthLink Inc.(a)	11,435	80,845
Expedia Inc.(a)	17,701	559,706
FTD Group Inc.	1,776	22,875
Harris Interactive Inc.(a)	2,192	9,338
HSW International Inc.(a)	543	3,383
i2 Technologies Inc.(a)(b)	1,430	18,018
IAC/InterActiveCorp(a)	15,124	407,138
InfoSpace Inc.	1,490	28,012
Internet Brands Inc. Class A(a)	168	1,181
Internet Capital Group Inc.(a)	3,582	42,053
Interwoven Inc.(a)	742	10,551
iPass Inc.(a)	2,203	8,944
Keynote Systems Inc.(a)	1,463	20,555
Liberty Media Corp. - Liberty Interactive Group Series A(a)	22,766	434,375
Lionbridge Technologies Inc.(a)	834	2,961
MercadoLibre Inc.(a)	446	32,950
Openwave Systems Inc.	7,676	19,958
Orbitz Worldwide Inc.(a)	1,220	10,370
RealNetworks Inc.(a)	8,667	52,782
S1 Corp.(a)	5,087	37,135
Safeguard Scientifics Inc.(a)	11,208	20,174
Secure Computing Corp.(a)	4,002	38,419
SonicWALL Inc.(a)	4,448	47,683
Symantec Corp.(a)	71,598	1,155,592
TechTarget Inc.(a)	223	3,296
TIBCO Software Inc.(a)	17,907	144,509
United Online Inc.	4,459	52,705
Vignette Corp.(a)	1,221	17,839

		3,579,141
INVESTMENT COMPANIES—0.21%
Allied Capital Corp.(b)	14,062	302,333
American Capital Strategies Ltd.	17,471	575,844
Apollo Investment Corp.	11,093	189,136
Ares Capital Corp.	6,445	94,290
BlackRock Kelso Capital Corp.	660	10,085
Capital Southwest Corp.	281	33,270
Gladstone Capital Corp.(b)	1,644	27,948
Hercules Technology Growth Capital Inc.	3,027	37,595
Kayne Anderson Energy Development Co.	932	21,352
Kohlberg Capital Corp.	1,331	15,972
MCG Capital Corp.	5,795	67,164
MVC Capital Inc.	2,246	36,250
NGP Capital Resources Co.	1,622	25,352
Patriots Capital Funding Inc.	1,733	17,486
PennantPark Investment Corp.	520	5,210
Prospect Energy Corp.(b)	2,222	28,997
TICC Capital Corp.	2,219	20,481

		1,508,765
IRON & STEEL—0.51%
Carpenter Technology Corp.	2,046	153,798

Claymont Steel Holdings Inc.(a)	809	18,890
Esmark Inc.(a)	1,141	16,122
Gibraltar Industries Inc.	2,321	35,790
Nucor Corp.	21,710	1,285,666
Olympic Steel Inc.	812	25,749
Reliance Steel & Aluminum Co.	5,499	298,046
Schnitzer Steel Industries Inc. Class A	2,033	140,541
Steel Dynamics Inc.	5,428	323,346
United States Steel Corp.	10,980	1,327,592
Universal Stainless & Alloy Products Inc.(a)	282	10,031

		3,635,571
LEISURE TIME—0.27%
Ambassadors International Inc.	525	7,655
Arctic Cat Inc.	1,111	13,265
Brunswick Corp.	8,384	142,947
Callaway Golf Co.	6,227	108,537
Carnival Corp.	23,770	1,057,527
Marine Products Corp.	932	6,533
Multimedia Games Inc.(a)	2,259	18,840
Nautilus Inc.	1,825	8,851
Polaris Industries Inc.(b)	528	25,223
Royal Caribbean Cruises Ltd.	12,361	524,601
Town Sports International Holdings Inc.(a)	114	1,090

		1,915,069
LODGING—0.17%
Ameristar Casinos Inc.	1,344	37,014
Gaylord Entertainment Co.(a)	2,163	87,537
Harrah’s Entertainment Inc.	7,371	654,176
Lodgian Inc.(a)	1,745	19,649
Marcus Corp.	1,257	19,421
Orient-Express Hotels Ltd.	218	12,539
Riviera Holdings Corp.(a)	429	13,213
Trump Entertainment Resorts Inc.(a)	2,884	12,401
Wyndham Worldwide Corp.	15,598	367,489

		1,223,439
MACHINERY—0.70%
AGCO Corp.(a)	2,932	199,317
Albany International Corp. Class A	2,724	101,060
Applied Industrial Technologies Inc.	3,302	95,824
Briggs & Stratton Corp.	4,583	103,851
Cascade Corp.	877	40,745
Chart Industries Inc.(a)	415	12,824
Cognex Corp.	853	17,188
Columbus McKinnon Corp.(a)	781	25,476
Deere & Co.	39,814	3,707,480
Flowserve Corp.	537	51,659
Gardner Denver Inc.(a)	4,909	161,997
Gehl Corp.(a)	970	15,559
Gerber Scientific Inc.(a)	2,152	23,242
Hardinge Inc.	1,024	17,183
Kadant Inc.(a)	1,221	36,227
Lindsay Corp.	664	46,938
NACCO Industries Inc.	541	53,932
Nordson Corp.	741	42,948
Park-Ohio Holdings Corp.(a)	735	18,449
Robbins & Myers Inc.	1,300	98,319
Sauer-Danfoss Inc.	453	11,348
Tecumseh Products Co. Class A(a)	1,425	33,359
Tennant Co.	750	33,218

		4,948,143

MANUFACTURING—6.20%
A.O. Smith Corp.	1,910	66,946
Actuant Corp. Class A	628	21,358
Acuity Brands Inc.	1,151	51,795
Ameron International Corp.	782	72,061
AptarGroup Inc.	5,910	241,778
Barnes Group Inc.	392	13,089
Blount International Inc.(a)	3,535	43,516
Carlisle Companies Inc.	4,187	155,045
Ceradyne Inc.(a)	729	34,212
CLARCOR Inc.	2,388	90,672
Cooper Industries Ltd.	11,515	608,913
Crane Co.	4,711	202,102
Dover Corp.	12,846	592,072
Eastman Kodak Co.	26,842	587,035
Eaton Corp.	11,997	1,163,109
EnPro Industries Inc.(a)	1,984	60,810
Federal Signal Corp.	4,442	49,839
FreightCar America Inc.	1,071	37,485
General Electric Co.	849,983	31,508,870
Griffon Corp.(a)	2,763	34,399
Honeywell International Inc.	10,409	640,882
Illinois Tool Works Inc.	11,680	625,347
Ingersoll-Rand Co. Ltd. Class A	23,715	1,102,036
ITT Industries Inc.	14,748	973,958
Koppers Holdings Inc.	729	31,522
Lancaster Colony Corp.	178	7,067
Leggett & Platt Inc.	16,428	286,504
Pall Corp.	988	39,836
Parker Hannifin Corp.	16,132	1,214,901
Pentair Inc.	9,263	322,445
Polypore International Inc.(a)	860	15,050
Reddy Ice Holdings Inc.	1,102	27,892
SPX Corp.	4,890	502,937
Standex International Corp.	1,145	19,980
Teleflex Inc.	3,621	228,159
3M Co.	4,272	360,215
Tredegar Corp.	2,911	46,809
Trinity Industries Inc.	942	26,150
Tyco International Ltd.	46,011	1,824,336

		43,931,132
MEDIA—2.89%
Belo Corp.	7,852	136,939
Cablevision Systems Corp.(a)	13,831	338,860
CBS Corp. Class B	55,778	1,519,951
Central European Media Enterprises Ltd.(a)	289	33,518
Charter Communications Inc. Class A(a)(b)	37,884	44,324
Citadel Broadcasting Corp.	10,715	22,073
CKX Inc.(a)	286	3,432
Clear Channel Communications Inc.	36,223	1,250,418
Comcast Corp. Class A(a)	106,105	1,937,477
Courier Corp.	264	8,715
Cox Radio Inc. Class A(a)	3,078	37,398
Crown Media Holdings Inc. Class A(a)(b)	678	4,407
Cumulus Media Inc. Class A(a)	1,404	11,288
DG FastChannel Inc.(a)	1,485	38,075
Discovery Holding Co. Class A(a)	11,631	292,403
Dolan Media Co.(a)	464	13,535
E.W. Scripps Co. Class A	8,353	375,969
Emmis Communications Corp.(a)	2,944	11,334
Entercom Communications Corp.	3,033	41,522

Entravision Communications Corp.(a)	3,473	27,194
Fisher Communications Inc.(a)	575	21,827
Gannett Co. Inc.	21,853	852,267
GateHouse Media Inc.(b)	2,046	17,964
Gemstar-TV Guide International Inc.(a)	1,966	9,358
Gray Television Inc.	3,881	31,126
Hearst-Argyle Television Inc.	2,298	50,809
Idearc Inc.	13,747	241,397
Journal Communications Inc. Class A	3,834	34,276
Lee Enterprises Inc.	4,269	62,541
Liberty Global Inc. Class A(a)	17,474	684,806
Liberty Media Corp. - Liberty Capital Group Series A(a)	11,979	1,395,434
Lin TV Corp. Class A(a)	2,524	30,717
LodgeNet Entertainment Corp.(a)	602	10,499
McClatchy Co. (The) Class A(b)	4,188	52,434
Media General Inc. Class A	2,052	43,605
Mediacom Communications Corp.(a)	5,024	23,060
New York Times Co. (The) Class A	9,910	173,722
News Corp. Class A	71,722	1,469,584
Nexstar Broadcasting Group Inc. Class A(a)	703	6,425
Playboy Enterprises Inc. Class B(a)	2,046	18,660
PRIMEDIA Inc.	4,091	34,774
Radio One Inc. Class D(a)	7,088	16,799
Salem Communications Corp. Class A	847	5,582
Scholastic Corp.(a)	2,898	101,111
Sinclair Broadcast Group Inc. Class A	2,396	19,671
Spanish Broadcasting System Inc. Class A(a)	1,811	3,350
Sun-Times Media Group Inc. Class A(a)(c)	2,737	6,021
Time Warner Cable Inc. Class A(a)	6,422	177,247
Time Warner Inc.	299,641	4,947,073
Walt Disney Co. (The)	103,352	3,336,203
Washington Post Co. (The) Class B	544	430,538
Westwood One Inc.	724	1,441

		20,459,153
METAL FABRICATE & HARDWARE—0.19%
A.M. Castle & Co.	854	23,220
Ampco-Pittsburgh Corp.	605	23,069
CIRCOR International Inc.	1,517	70,328
Commercial Metals Co.	11,051	325,452
Kaydon Corp.	459	25,034
L.B. Foster Co. Class A(a)	94	4,863
Ladish Co. Inc.(a)	829	35,805
Lawson Products Inc.	391	14,827
Mueller Industries Inc.	3,435	99,581
Mueller Water Products Inc. Class A(b)	10,640	101,293
Northwest Pipe Co.(a)	828	32,408
Quanex Corp.	3,439	178,484
Timken Co. (The)	8,787	288,653
TriMas Corp.(a)	1,242	13,153
Worthington Industries Inc.	6,401	114,450

		1,350,620
MINING—0.74%
Alcoa Inc.	80,855	2,955,250
AMCOL International Corp.	1,657	59,702
Century Aluminum Co.(a)	1,221	65,861
Coeur d’Alene Mines Corp.(a)(b)	20,598	101,754
Compass Minerals International Inc.	2,989	122,549
Freeport-McMoRan Copper & Gold Inc.	6,222	637,382
Horsehead Holding Corp.(a)	252	4,276
Newmont Mining Corp.	22,999	1,123,041

Royal Gold Inc.	1,429	43,613
Stillwater Mining Co.(a)	3,641	35,172
Uranium Resources Inc.(a)	2,571	32,086
USEC Inc.(a)(b)	10,092	90,828

		5,271,514
OFFICE & BUSINESS EQUIPMENT—0.24%
IKON Office Solutions Inc.	9,967	129,770
Pitney Bowes Inc.	3,707	141,014
Xerox Corp.	87,251	1,412,594

		1,683,378
OFFICE FURNISHINGS—0.00%
CompX International Inc.	139	2,032
Steelcase Inc. Class A	1,602	25,424

		27,456
OIL & GAS—14.91%
Anadarko Petroleum Corp.	43,143	2,834,064
Apache Corp.	30,788	3,310,942
Approach Resources Inc.(a)	151	1,942
Berry Petroleum Co. Class A	2,201	97,834
Bill Barrett Corp.(a)	591	24,745
Bois d’Arc Energy Inc.(a)	235	4,665
Brigham Exploration Co.(a)	4,234	31,840
Bronco Drilling Co. Inc.(a)	2,409	35,774
Callon Petroleum Co.(a)	1,924	31,650
Chesapeake Energy Corp.	17,835	699,132
Chevron Corp.	199,737	18,641,454
Cimarex Energy Co.	7,745	329,395
Clayton Williams Energy Inc.(a)	518	16,141
Comstock Resources Inc.(a)	1,075	36,550
Concho Resources Inc.(a)	404	8,326
ConocoPhillips	151,891	13,411,975
Continental Resources Inc.(a)	1,466	38,307
CVR Energy Inc.(a)	355	8,854
Delek US Holdings Inc.	467	9,447
Devon Energy Corp.	41,363	3,677,584
Edge Petroleum Corp.(a)	2,635	15,626
Encore Acquisition Co.(a)	4,929	164,481
Energy Partners Ltd.(a)	2,619	30,930
ENSCO International Inc.	1,002	59,739
EOG Resources Inc.	22,708	2,026,689
EXCO Resources Inc.(a)	5,711	88,406
Exxon Mobil Corp.	416,720	39,042,496
Forest Oil Corp.(a)	7,328	372,556
Frontier Oil Corp.	5,073	205,862
GeoMet Inc.(a)	1,673	8,700
Grey Wolf Inc.(a)	15,781	84,113
Harvest Natural Resources Inc.(a)	3,087	38,588
Helmerich & Payne Inc.	9,606	384,912
Hess Corp.	25,822	2,604,407
Marathon Oil Corp.	66,870	4,069,708
Mariner Energy Inc.(a)	3,754	85,892
McMoRan Exploration Co.(a)	1,968	25,761
Meridian Resource Corp. (The)(a)	8,284	14,994
Murphy Oil Corp.	17,509	1,485,464
Nabors Industries Ltd.(a)	3,075	84,224
Newfield Exploration Co.(a)	12,056	635,351
Noble Energy Inc.	13,605	1,081,870
Occidental Petroleum Corp.	77,491	5,966,032
Oilsands Quest Inc.(a)	12,989	52,995
Parker Drilling Co.(a)	2,086	15,749

Patterson-UTI Energy Inc.	14,531	283,645
Penn Virginia Corp.	2,080	90,750
PetroCorp Inc. Escrow(c)	190	0
Petrohawk Energy Corp.(a)	7,610	131,729
Petroleum Development Corp.(a)	1,197	70,779
Pioneer Drilling Co.(a)	4,599	54,636
Pioneer Natural Resources Co.	11,460	559,706
Plains Exploration & Production Co.(a)	10,345	558,630
Pride International Inc.(a)	3,983	135,024
Rex Energy Corp.(a)	451	5,380
Rosetta Resources Inc.(a)	2,170	43,031
Rowan Companies Inc.	2,931	115,657
SandRidge Energy Inc.(a)	1,406	50,419
St. Mary Land & Exploration Co.	5,816	224,556
Stone Energy Corp.(a)	2,601	122,013
SulphCo Inc.(a)(b)	1,531	7,992
Swift Energy Co.(a)	2,769	121,919
Toreador Resources Corp.(a)	1,397	9,765
Unit Corp.(a)	941	43,521
VAALCO Energy Inc.(a)	5,483	25,496
Valero Energy Corp.	10,750	752,823
W&T Offshore Inc.	962	28,822
Warren Resources Inc.(a)	259	3,660
Western Refining Inc.	1,215	29,415
Whiting Petroleum Corp.(a)	3,902	224,989

		105,590,523
OIL & GAS SERVICES—0.18%
Allis-Chalmers Energy Inc.(a)	2,330	34,368
Basic Energy Services Inc.(a)	1,011	22,191
Cal Dive International Inc.(a)	1,894	25,078
Dawson Geophysical Co.(a)	48	3,430
Exterran Holdings Inc.(a)	5,590	457,262
Gulf Island Fabrication Inc.	101	3,203
Helix Energy Solutions Group Inc.(a)	1,705	70,758
Hornbeck Offshore Services Inc.(a)	2,122	95,384
Newpark Resources Inc.(a)	1,143	6,229
Oil States International Inc.(a)	4,534	154,700
SEACOR Holdings Inc.(a)	2,247	208,387
Superior Offshore International Inc.(a)	360	1,807
Superior Well Services Inc.(a)	389	8,255
T-3 Energy Services Inc.(a)	27	1,269
Tidewater Inc.	1,789	98,145
Trico Marine Services Inc.(a)	1,102	40,796
Union Drilling Inc.(a)	1,272	20,059

		1,251,321
PACKAGING & CONTAINERS—0.14%
Bemis Co. Inc.	9,686	265,203
Chesapeake Corp.	1,842	9,560
Owens-Illinois Inc.(a)	913	45,194
Sealed Air Corp.	12,886	298,182
Silgan Holdings Inc.	1,064	55,264
Sonoco Products Co.	9,256	302,486

		975,889
PHARMACEUTICALS—3.30%
Alpharma Inc. Class A(a)	4,019	80,983
AmerisourceBergen Corp.	8,452	379,241
Amicus Therapeutics Inc.(a)	56	602
Animal Health International Inc.(a)	437	5,375
Bentley Pharmaceuticals Inc.(a)	841	12,691
BioForm Medical Inc.(a)	95	649

Bionovo Inc.(a)	583	997
Bradley Pharmaceuticals Inc.(a)	831	16,371
Eli Lilly and Co.	47,219	2,521,022
Emergent BioSolutions Inc.(a)	526	2,662
Indevus Pharmaceuticals Inc.(a)	515	3,579
Isis Pharmaceuticals Inc.(a)	4,047	63,740
Jazz Pharmaceuticals Inc.(a)	46	676
King Pharmaceuticals Inc.(a)	22,615	231,578
MannKind Corp.(a)(b)	4,737	37,707
MAP Pharmaceuticals Inc.(a)	49	858
Merck & Co. Inc.	35,008	2,034,315
Nabi Biopharmaceuticals(a)	3,235	11,678
Neurocrine Biosciences Inc.(a)	1,661	7,541
Omnicare Inc.	9,855	224,793
Par Pharmaceutical Companies Inc.(a)	333	7,992
Perrigo Co.	3,373	118,089
Pfizer Inc.	652,234	14,825,279
PharMerica Corp.(a)	1,824	25,317
Rigel Pharmaceuticals Inc.(a)	381	9,674
Salix Pharmaceuticals Ltd.(a)	471	3,711
Sciele Pharma Inc.(a)	513	10,491
Sirtris Pharmaceuticals Inc.(a)(b)	43	589
Sucampo Pharmaceuticals Inc.(a)	52	954
Tiens Biotech Group (USA) Inc.(a)(b)	294	688
ViroPharma Inc.(a)	736	5,844
Watson Pharmaceuticals Inc.(a)	3,984	108,126
Wyeth	59,302	2,620,555

		23,374,367
PIPELINES—0.63%
El Paso Corp.	65,229	1,124,548
Equitable Resources Inc.	2,712	144,495
National Fuel Gas Co.	7,746	361,583
ONEOK Inc.	9,700	434,269
Questar Corp.	10,515	568,862
Spectra Energy Corp.	58,659	1,514,575
Williams Companies Inc. (The)	9,069	324,489

		4,472,821
REAL ESTATE—0.03%
Avatar Holdings Inc.(a)(b)	533	22,290
Forestar Real Estate Group Inc.	3,296	77,753
HFF Inc. Class A(a)	1,523	11,788
Hilltop Holdings Inc.(a)	4,398	48,026
Meruelo Maddux Properties Inc.(a)	4,244	16,976
Resource Capital Corp.	2,045	19,039
Stratus Properties Inc.(a)(b)	452	15,341
Tarragon Corp.(a)(b)	1,280	1,920

		213,133
REAL ESTATE INVESTMENT TRUSTS—2.62%
Agree Realty Corp.	714	21,491
Alesco Financial Inc.(b)	6,149	20,169
Alexandria Real Estate Equities Inc.	1,474	149,862
AMB Property Corp.	9,230	531,279
American Campus Communities Inc.	2,547	68,387
American Financial Realty Trust	12,073	96,825
Annaly Capital Management Inc.	37,399	679,914
Anthracite Capital Inc.	5,969	43,216
Anworth Mortgage Asset Corp.	5,103	42,151
Apartment Investment and Management Co. Class A	8,498	295,136
Arbor Realty Trust Inc.	1,348	21,716

Ashford Hospitality Trust Inc.	9,820	70,606
AvalonBay Communities Inc.	7,425	698,990
BioMed Realty Trust Inc.	6,070	140,642
Boston Properties Inc.	9,505	872,654
Brandywine Realty Trust	8,012	143,655
BRE Properties Inc. Class A	4,675	189,478
BRT Realty Trust	656	10,037
Camden Property Trust	5,250	252,788
Capital Trust Inc. Class A	1,261	38,650
CapitalSource Inc.	5,280	92,875
CapLease Inc.	4,031	33,941
CBL & Associates Properties Inc.	6,084	145,468
CBRE Realty Finance Inc.	2,710	14,471
Cedar Shopping Centers Inc.	4,101	41,953
Chimera Investment Corp.	2,318	41,446
Colonial Properties Trust	4,307	97,467
Corporate Office Properties Trust	3,263	102,785
Crystal River Capital Inc.(b)	2,321	33,515
DCT Industrial Trust Inc.	15,615	145,376
Deerfield Capital Corp.	4,798	38,384
Developers Diversified Realty Corp.	11,679	447,189
DiamondRock Hospitality Co.	8,757	131,180
Douglas Emmett Inc.	9,599	217,033
Duke Realty Corp.	3,679	95,948
DuPont Fabros Technology Inc.	1,980	38,808
EastGroup Properties Inc.	414	17,326
Education Realty Trust Inc.	2,596	29,179
Entertainment Properties Trust	2,634	123,798
Equity One Inc.	3,370	77,611
Equity Residential	25,145	917,038
Essex Property Trust Inc.	1,227	119,620
Extra Space Storage Inc.	5,968	85,283
Federal Realty Investment Trust	2,520	207,018
First Industrial Realty Trust Inc.	1,646	56,952
First Potomac Realty Trust	2,238	38,695
Franklin Street Properties Corp.	5,519	81,681
General Growth Properties Inc.	8,967	369,261
GMH Communities Trust	2,910	16,063
Gramercy Capital Corp.(b)	2,317	56,326
HCP Inc.	19,101	664,333
Health Care REIT Inc.	6,530	291,826
Healthcare Realty Trust Inc.	4,759	120,831
Hersha Hospitality Trust	3,777	35,882
Highwoods Properties Inc.	1,540	45,245
Home Properties Inc.	703	31,530
Hospitality Properties Trust	8,698	280,250
Host Hotels & Resorts Inc.	48,601	828,161
HRPT Properties Trust	21,158	163,551
Impac Mortgage Holdings Inc.(b)	7,052	3,949
Inland Real Estate Corp.	4,396	62,247
Investors Real Estate Trust	5,256	47,146
iStar Financial Inc.	11,840	308,432
JER Investors Trust Inc.	1,160	12,493
Kimco Realty Corp.	19,894	724,142
Kite Realty Group Trust	1,810	27,639
LaSalle Hotel Properties	3,717	118,572
Lexington Realty Trust	6,130	89,130
Liberty Property Trust	8,495	244,741
LTC Properties Inc.	2,195	54,985
Luminent Mortgage Capital Inc.(b)	4,337	3,383
Mack-Cali Realty Corp.	6,292	213,928
Maguire Properties Inc.	1,969	58,026
Medical Properties Trust Inc.	4,595	46,823

MFA Mortgage Investments Inc.	11,199	103,591
Mission West Properties Inc.	1,816	17,270
National Health Investors Inc.	2,021	56,386
National Retail Properties Inc.	6,714	156,973
Nationwide Health Properties Inc.	932	29,237
Newcastle Investment Corp.(b)	3,850	49,896
NorthStar Realty Finance Corp.(b)	5,684	50,701
NovaStar Financial Inc.(a)(b)	872	2,520
Parkway Properties Inc.	1,479	54,693
Pennsylvania Real Estate Investment Trust	2,986	88,624
Post Properties Inc.	3,364	118,144
ProLogis	2,981	188,936
Public Storage	10,686	784,459
Quadra Realty Trust Inc.	936	7,525
RAIT Financial Trust	5,876	50,651
Ramco-Gershenson Properties Trust	608	12,993
Realty Income Corp.	9,376	253,340
Redwood Trust Inc.(b)	2,309	79,060
Regency Centers Corp.	6,430	414,671
Senior Housing Properties Trust	8,243	186,951
Simon Property Group Inc.	9,157	795,377
SL Green Realty Corp.	5,510	514,965
Sovran Self Storage Inc.	2,036	81,644
Strategic Hotels & Resorts Inc.	6,895	115,353
Sunstone Hotel Investors Inc.	5,792	105,936
Taubman Centers Inc.	2,223	109,349
Thornburg Mortgage Inc.(b)	12,049	111,333
Universal Health Realty Income Trust	727	25,765
Urstadt Biddle Properties Inc. Class A	1,955	30,303
U-Store-It Trust	4,295	39,342
Vornado Realty Trust	12,395	1,090,140
Winthrop Realty Trust Inc.	4,687	24,794

		18,529,503
RETAIL—2.79%
A.C. Moore Arts & Crafts Inc.(a)	288	3,960
AFC Enterprises Inc.(a)	1,097	12,418
AnnTaylor Stores Corp.(a)	1,279	32,691
Asbury Automotive Group Inc.	2,370	35,669
AutoNation Inc.(a)	12,931	202,499
Barnes & Noble Inc.	4,338	149,444
BJ’s Wholesale Club Inc.(a)	6,066	205,213
Blockbuster Inc. Class A(a)(b)	17,806	69,443
Bob Evans Farms Inc.	3,315	89,273
Bon-Ton Stores Inc. (The)	657	6,235
Books-A-Million Inc.	1,376	16,402
Borders Group Inc.	5,427	57,798
Brown Shoe Co. Inc.	2,182	33,101
Cabela’s Inc. Class A(a)(b)	3,136	47,260
Cache Inc.(a)	312	2,914
Casey’s General Store Inc.	4,683	138,664
Cash America International Inc.	145	4,684
Casual Male Retail Group Inc.(a)	283	1,466
Cato Corp. Class A	2,059	32,244
CBRL Group Inc.	913	29,572
CEC Entertainment Inc.(a)	1,240	32,190
Charming Shoppes Inc.(a)	11,471	62,058
Circuit City Stores Inc.	8,988	37,750
Collective Brands Inc.(a)	3,344	58,152
Conn’s Inc.(a)(b)	1,065	18,222
Copart Inc.(a)	423	17,999
Costco Wholesale Corp.	12,936	902,415
CSK Auto Corp.(a)	3,837	19,223

CVS Caremark Corp.	63,862	2,538,515
Dillard’s Inc. Class A	5,674	106,558
Domino’s Pizza Inc.	4,058	53,687
Dress Barn Inc.(a)	993	12,422
Eddie Bauer Holdings Inc.(a)	2,820	17,907
FGX International Holdings Ltd.(a)	509	6,032
Finish Line Inc. (The) Class A	3,948	9,554
Foot Locker Inc.	14,396	196,649
Fred’s Inc.	3,715	35,775
Gander Mountain Co.(a)(b)	224	1,104
Gap Inc. (The)	53,034	1,128,564
Genesco Inc.(a)	361	13,646
Group 1 Automotive Inc.	2,052	48,735
Haverty Furniture Companies Inc.	1,830	16,452
hhgregg Inc.(a)	635	8,738
Home Depot Inc.	65,897	1,775,265
Hot Topic Inc.(a)	2,032	11,826
IHOP Corp.	923	33,763
Insight Enterprises Inc.(a)	4,477	81,660
Jack in the Box Inc.(a)	2,646	68,187
Jamba Inc.(a)(b)	4,822	17,841
Jo-Ann Stores Inc.(a)	2,089	27,324
Kenneth Cole Productions Inc. Class A	927	16,213
Landry’s Restaurants Inc.	1,153	22,714
Lithia Motors Inc. Class A	1,478	20,293
Longs Drug Stores Corp.	164	7,708
lululemon athletica inc.(a)(b)	534	25,296
Macy’s Inc.	40,445	1,046,312
MarineMax Inc.(a)	1,515	23,483
McCormick & Schmick’s Seafood Restaurants Inc.(a)	97	1,157
McDonald’s Corp.	87,987	5,183,314
Morton’s Restaurant Group Inc.(a)	578	5,393
Movado Group Inc.	1,603	40,540
99 Cents Only Stores(a)	1,922	15,299
Nu Skin Enterprises Inc. Class A	1,559	25,614
O’Charley’s Inc.	2,214	33,166
OfficeMax Inc.	3,777	78,033
Pacific Sunwear of California Inc.(a)	1,209	17,059
Pantry Inc. (The)(a)	1,264	33,028
Papa John’s International Inc.(a)	769	17,456
PC Connection Inc.(a)	676	7,673
Penske Automotive Group Inc.	5,195	90,705
Pep Boys - Manny, Moe & Jack (The)	3,207	36,816
Pier 1 Imports Inc.(a)	8,183	42,797
PriceSmart Inc.	841	25,280
RadioShack Corp.	3,745	63,141
Regis Corp.	4,110	114,916
Rite Aid Corp.(a)(b)	63,038	175,876
Ruby Tuesday Inc.	979	9,545
Rush Enterprises Inc. Class A(a)	3,077	55,940
Saks Inc.(a)	1,822	37,825
School Specialty Inc.(a)	1,574	54,382
Sears Holdings Corp.(a)(b)	6,961	710,370
Shoe Carnival Inc.(a)	609	8,593
Sonic Automotive Inc.	2,876	55,679
Stage Stores Inc.	4,023	59,540
Steak n Shake Co. (The)(a)	2,634	28,711
Stein Mart Inc.	2,163	10,253
Syms Corp.	644	9,724
Systemax Inc.(b)	408	8,291
Talbots Inc. (The)(b)	2,156	25,484
Tuesday Morning Corp.	2,777	14,079

Ulta Salon Cosmetics & Fragrance Inc.(a)	554	9,501
Wal-Mart Stores Inc.	59,644	2,834,879
West Marine Inc.(a)	1,369	12,294
World Fuel Services Corp.	638	18,521
Zale Corp.(a)(b)	4,540	72,912

		19,734,968
SAVINGS & LOANS—0.63%
Abington Bancorp Inc.	745	7,003
Anchor BanCorp Wisconsin Inc.	1,811	42,595
Astoria Financial Corp.	8,037	187,021
BankAtlantic Bancorp Inc. Class A	4,153	17,027
BankFinancial Corp.	2,156	34,108
BankUnited Financial Corp. Class A(b)	2,957	20,403
Beneficial Mutual Bancorp. Inc.(a)	3,088	30,015
Berkshire Hills Bancorp Inc.	1,013	26,338
Brookline Bancorp Inc.	5,843	59,365
Capitol Federal Financial	638	19,778
Clifton Savings Bancorp Inc.	1,106	10,839
Dime Community Bancshares Inc.	2,404	30,699
Downey Financial Corp.	1,953	60,758
First Financial Holdings Inc.	1,105	30,299
First Niagara Financial Group Inc.	9,518	114,597
First Place Financial Corp.	1,621	22,678
FirstFed Financial Corp.(a)(b)	1,230	44,059
Flagstar Bancorp Inc.	4,125	28,751
Flushing Financial Corp.	1,953	31,346
Franklin Bank Corp.(a)	2,191	9,443
Guaranty Financial Group Inc.	3,296	52,736
Hudson City Bancorp Inc.	30,419	456,893
Investors Bancorp Inc.(a)	4,732	66,910
Kearny Financial Corp.	1,980	23,582
KNBT Bancorp Inc.	2,566	39,568
NASB Financial Inc.	359	9,470
New York Community Bancorp Inc.	29,763	523,234
NewAlliance Bancshares Inc.	5,483	63,164
Northwest Bancorp Inc.	1,693	44,983
Oritani Financial Corp.(a)	635	7,811
People’s United Financial Inc.	10,144	180,563
PFF Bancorp Inc.	2,223	26,765
Provident Financial Services Inc.	5,761	83,074
Provident New York Bancorp	3,926	50,724
Rockville Financial Inc.	824	10,053
Roma Financial Corp.	944	14,811
Sovereign Bancorp Inc.	40,064	456,730
TFS Financial Corp.(a)	8,028	95,854
TierOne Corp.	1,670	36,991
United Community Financial Corp.	2,485	13,717
ViewPoint Financial Group	1,079	17,836
Washington Federal Inc.	8,103	171,054
Washington Mutual Inc.	81,900	1,114,659
Wauwatosa Holdings Inc.(a)	832	10,666
Westfield Financial Inc.	960	9,312
WSFS Financial Corp.	578	29,016

		4,437,298
SEMICONDUCTORS—0.45%
Actel Corp.(a)	2,411	32,934
Advanced Micro Devices Inc.(a)	33,396	250,470
Applied Micro Circuits Corp.(a)	3,995	34,916
Asyst Technologies Inc.(a)	458	1,493
Atmel Corp.(a)	42,039	181,608
ATMI Inc.(a)	432	13,932

AuthenTec Inc.(a)	249	3,618
Axcelis Technologies Inc.(a)	9,421	43,337
Brooks Automation Inc.(a)	5,998	79,234
Cabot Microelectronics Corp.(a)	420	15,082
Cavium Networks Inc.(a)	222	5,110
Cirrus Logic Inc.(a)	3,593	18,971
Cohu Inc.	1,138	17,411
Conexant Systems Inc.(a)	33,425	27,743
Credence Systems Corp.(a)	9,378	22,695
Cree Inc.(a)(b)	5,861	161,002
DSP Group Inc.(a)	2,866	34,965
Emulex Corp.(a)	3,210	52,387
Entegris Inc.(a)	9,424	81,329
Exar Corp.(a)	2,168	17,279
Fairchild Semiconductor International Inc. Class A(a)	6,749	97,388
Genesis Microchip Inc.(a)	2,619	22,445
Integrated Device Technology Inc.(a)	12,178	137,733
International Rectifier Corp.(a)	5,207	176,882
Intersil Corp. Class A	5,674	138,900
IXYS Corp.(a)	989	7,932
Kulicke and Soffa Industries Inc.(a)	468	3,210
Lattice Semiconductor Corp.(a)	10,640	34,580
LSI Corp.(a)	27,396	145,473
Mattson Technology Inc.(a)	709	6,069
Micron Technology Inc.(a)	47,654	345,492
MKS Instruments Inc.(a)	4,432	84,828
Novellus Systems Inc.(a)	3,809	105,014
OmniVision Technologies Inc.(a)	3,730	58,375
Pericom Semiconductor Corp.(a)	1,677	31,360
Photronics Inc.(a)	3,871	48,271
PMC-Sierra Inc.(a)	1,402	9,169
QLogic Corp.(a)	1,497	21,257
Rambus Inc.(a)	2,042	42,759
Rubicon Technology Inc.(a)	210	4,988
Rudolph Technologies Inc.(a)	1,307	14,795
Semitool Inc.(a)	1,673	14,522
Semtech Corp.(a)	1,273	19,757
Silicon Image Inc.(a)	751	3,395
Skyworks Solutions Inc.(a)	12,825	109,013
Spansion Inc. Class A(a)	8,335	32,757
Standard Microsystems Corp.(a)	1,396	54,542
Syntax-Brillian Corp.(a)(b)	396	1,220
Teradyne Inc.(a)	8,096	83,713
TriQuint Semiconductor Inc.(a)	12,894	85,487
Ultra Clean Holdings Inc.(a)	1,548	18,886
Ultratech Inc.(a)(b)	1,014	11,499
Veeco Instruments Inc.(a)	2,493	41,633
Zoran Corp.(a)	3,096	69,691

		3,178,551
SOFTWARE—0.31%
Avid Technology Inc.(a)	3,832	108,599
Blackbaud Inc.	650	18,226
BladeLogic Inc.(a)	160	4,731
Borland Software Corp.(a)	6,744	20,299
Bottomline Technologies Inc.(a)	2,017	28,238
CA Inc.	14,326	357,434
Computer Programs and Systems Inc.	256	5,821
Compuware Corp.(a)	5,273	46,824
CSG Systems International Inc.(a)	2,033	29,926
Deltek Inc.(a)	253	3,853
Digi International Inc.(a)	2,013	28,564

Fair Isaac Corp.	4,795	154,159
Fidelity National Information Services Inc.	2,799	116,410
IMS Health Inc.	1,944	44,790
infoUSA Inc.	1,992	17,789
INVESTools Inc.(a)	1,134	20,117
JDA Software Group Inc.(a)	1,648	33,718
Lawson Software Inc.(a)	11,517	117,934
ManTech International Corp. Class A(a)	1,498	65,642
Metavante Technologies Inc.(a)	8,087	188,589
MicroStrategy Inc. Class A(a)	126	11,983
Monotype Imaging Holdings Inc.(a)	304	4,612
MSC Software Corp.(a)	4,064	52,791
MSCI Inc. Class A(a)	201	7,718
Novell Inc.(a)	28,093	192,999
OpenTV Corp.(a)	3,256	4,298
Packeteer Inc.(a)	547	3,370
Parametric Technology Corp.(a)	5,786	103,280
PDF Solutions Inc.(a)	1,009	9,091
Pegasystems Inc.	1,115	13,302
PROS Holdings Inc.(a)	224	4,395
QAD Inc.	424	3,960
Quest Software Inc.(a)	774	14,273
Schawk Inc.	1,222	18,965
SeaChange International Inc.(a)	1,605	11,604
Solera Holdings Inc.(a)	724	17,941
Sybase Inc.(a)	7,580	197,762
SYNNEX Corp.(a)	1,511	29,616
Take-Two Interactive Software Inc.(a)(b)	802	14,797
VMware Inc. Class A(a)(b)	635	53,969

		2,182,389
STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc.(a)	675	12,515

		12,515
TELECOMMUNICATIONS—6.97%
Adaptec Inc.(a)	10,967	37,068
ADC Telecommunications Inc.(a)	10,846	168,655
ADTRAN Inc.	2,634	56,315
Airvana Inc.(a)	355	1,928
Alaska Communications Systems Group Inc.	3,964	59,460
Anaren Inc.(a)	1,507	24,850
Anixter International Inc.(a)	494	30,761
ARRIS Group Inc.(a)	696	6,946
Aruba Networks Inc.(a)	292	4,354
AT&T Inc.	572,986	23,813,298
Atlantic Tele-Network Inc.	866	29,253
Black Box Corp.	1,615	58,415
CenturyTel Inc.	10,151	420,860
Cincinnati Bell Inc.(a)	22,961	109,065
Citizens Communications Co.	26,108	332,355
Clearwire Corp. Class A(a)(b)	2,158	29,586
CommScope Inc.(a)	455	22,391
Consolidated Communications Holdings Inc.	800	15,920
Crown Castle International Corp.(a)	3,910	162,656
Ditech Networks Inc.(a)	1,895	6,576
Embarq Corp.	14,084	697,581
EMS Technologies Inc.(a)	702	21,228
Extreme Networks Inc.(a)	10,366	36,696
FairPoint Communications Inc.	2,879	37,485
FiberTower Corp.(a)	9,543	21,758
Foundry Networks Inc.(a)	1,761	30,853
General Communication Inc. Class A(a)	4,314	37,748

GeoEye Inc.(a)	468	15,748
Global Crossing Ltd.(a)	1,820	40,131
Golden Telecom Inc.(a)	836	84,394
Hungarian Telephone and Cable Corp.(a)	188	3,326
Hypercom Corp.(a)	2,093	10,423
ICO Global Communications (Holdings) Ltd.(a)	5,494	17,471
IDT Corp. Class B	4,586	38,752
Infinera Corp.(a)	596	8,845
Iowa Telecommunications Services Inc.	2,936	47,739
iPCS Inc.	410	14,756
Ixia(a)	1,232	11,679
JDS Uniphase Corp.(a)	8,620	114,646
Juniper Networks Inc.(a)	13,583	450,956
Knology Inc.(a)	1,183	15,119
Loral Space & Communications Inc.(a)	1,068	36,579
MasTec Inc.(a)	655	6,661
Motorola Inc.	215,166	3,451,263
MRV Communications Inc.(a)	14,003	32,487
Neutral Tandem Inc.(a)	361	6,866
Newport Corp.(a)	3,237	41,401
NextWave Wireless Inc.(a)	2,508	13,493
North Pittsburgh Systems Inc.	173	3,925
Oplink Communications Inc.(a)	1,190	18,267
Optium Corp.(a)	741	5,839
PAETEC Holding Corp.(a)	4,185	40,804
Plantronics Inc.	4,451	115,726
Powerwave Technologies Inc.(a)	12,074	48,658
Preformed Line Products Co.	236	14,042
Premiere Global Services Inc.(a)	5,174	76,834
Qwest Communications International Inc.(a)	149,279	1,046,446
RCN Corp.(a)	2,841	44,291
RF Micro Devices Inc.(a)	9,543	54,491
Rural Cellular Corp. Class A(a)	657	28,967
SAVVIS Inc.(a)	773	21,574
Shenandoah Telecommunications Co.	1,982	47,528
ShoreTel Inc.(a)	332	4,638
Sprint Nextel Corp.	261,462	3,432,996
Starent Networks Corp.(a)	449	8,194
SureWest Communications	1,346	23,017
Sycamore Networks Inc.(a)	10,555	40,531
Symmetricom Inc.(a)	2,135	10,056
Syniverse Holdings Inc.(a)	2,527	39,371
Tekelec(a)	5,651	70,638
TeleCorp PCS Inc. Escrow(c)	380	0
Telephone and Data Systems Inc.	5,256	329,026
Tellabs Inc.(a)	40,986	268,048
3Com Corp.(a)	36,076	163,064
Time Warner Telecom Inc. Class A(a)	1,000	20,290
United States Cellular Corp.(a)	1,054	88,641
USA Mobility Inc.(a)	2,149	30,731
UTStarcom Inc.(a)(b)	5,333	14,666
Verizon Communications Inc.	269,823	11,788,567
Virgin Media Inc.	27,283	467,631
Virgin Mobile USA Inc. Class A(a)	1,484	13,193
Vonage Holdings Corp.(a)(b)	3,160	7,268
Windstream Corp.	19,817	258,017

		49,382,771
TEXTILES—0.09%
Cintas Corp.	3,009	101,163
G&K Services Inc. Class A	1,992	74,740
Mohawk Industries Inc.(a)	5,103	379,663
UniFirst Corp.	1,334	50,692

		606,258

TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc.	9,118	233,238
JAKKS Pacific Inc.(a)	2,610	61,622
LeapFrog Enterprises Inc.(a)	3,188	21,455
Marvel Entertainment Inc.(a)	1,463	39,077
Mattel Inc.	18,909	360,027
RC2 Corp.(a)	1,776	49,852

		765,271
TRANSPORTATION—0.89%
ABX Air Inc.(a)	5,436	22,722
Alexander & Baldwin Inc.	3,979	205,555
Arkansas Best Corp.(b)	2,087	45,789
Atlas Air Worldwide Holdings Inc.(a)	1,237	67,070
Bristow Group Inc.(a)	1,883	106,672
Burlington Northern Santa Fe Corp.	1,888	157,138
Con-way Inc.	936	38,881
CSX Corp.	33,740	1,483,885
Eagle Bulk Shipping Inc.	3,207	85,146
FedEx Corp.	4,582	408,577
Forward Air Corp.	633	19,731
Genco Shipping & Trading Ltd.	1,744	95,501
General Maritime Corp.	2,648	64,744
Genesee & Wyoming Inc. Class A(a)	1,400	33,838
Golar LNG Ltd.	2,513	55,588
GulfMark Offshore Inc.(a)	2,116	99,008
Heartland Express Inc.	3,597	51,005
Kansas City Southern Industries Inc.(a)(b)	2,848	97,772
Knightsbridge Tankers Ltd.	93	2,246
Marten Transport Ltd.(a)	1,411	19,683
Nordic American Tanker Shipping Ltd.(b)	2,796	91,765
Norfolk Southern Corp.	18,026	909,231
Old Dominion Freight Line Inc.(a)	175	4,044
Overseas Shipholding Group Inc.	2,918	217,187
Pacer International Inc.	2,342	34,193
Patriot Transportation Holding Inc.(a)	148	13,650
PHI Inc.(a)	604	18,736
Ryder System Inc.	5,438	255,640
Saia Inc.(a)	1,163	15,468
TBS International Ltd.(a)	445	14,712
Teekay Corp.	3,751	199,591
Ultrapetrol (Bahamas) Ltd.(a)	929	15,802
Union Pacific Corp.	9,657	1,213,112
Universal Truckload Services Inc.(a)	295	5,652
Werner Enterprises Inc.	4,309	73,382
YRC Worldwide Inc.(a)	5,336	91,192

		6,333,908
TRUCKING & LEASING—0.03%
AMERCO(a)	915	60,097
GATX Corp.	2,746	100,723
Greenbrier Companies Inc. (The)	1,487	33,101
TAL International Group Inc.	1,359	30,944
Textainer Group Holdings Ltd.	144	2,092

		226,957
WATER—0.07%
American States Water Co.	1,574	59,308
Aqua America Inc.	11,451	242,761
California Water Service Group	1,811	67,043
PICO Holdings Inc.(a)	1,408	47,337

SJW Corp.	1,336	46,319
Southwest Water Co.(b)	2,227	27,882

		490,650

TOTAL COMMON STOCKS
(Cost: $730,998,501)		707,109,743

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.39%

MONEY MARKET FUNDS—1.39%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(d)(e)	5,352,353	5,352,353
BGI Cash Premier Fund LLC
4.90%(d)(e)(f)	4,507,427	4,507,427

		9,859,780

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,859,780)		9,859,780

TOTAL INVESTMENTS IN SECURITIES—101.22%
(Cost: $740,858,281)		716,969,523

SHORT POSITIONS(g)—(0.03)%

COMMON STOCKS—(0.03)%
Total System Services Inc.	(7,624)	(213,472)

		(213,472)

TOTAL SHORT POSITIONS
(Proceeds: $219,930)		(213,472)
Other Assets, Less Liabilities—(1.19)%		(8,452,358)

NET ASSETS—100.00%		$708,303,693

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.
(g)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.99%

ADVERTISING—0.30%
Gaiam Inc.(a)	12,142	$360,375
Greenfield Online Inc.(a)	21,538	314,670
Traffix Inc.	16,377	100,227
ValueVision Media Inc. Class A(a)	23,443	147,456

		922,728
AEROSPACE & DEFENSE—0.69%
Argon ST Inc.(a)	9,705	180,125
Ducommun Inc.(a)	9,710	368,980
Herley Industries Inc.(a)	17,403	239,291
Innovative Solutions and Support Inc.(a)	12,272	118,916
Kaman Corp.	20,323	748,090
Kratos Defense & Security Solutions Inc.(a)	32,012	75,228
LMI Aerospace Inc.(a)	6,048	160,332
MTC Technologies Inc.(a)	10,178	239,183

		2,130,145
AGRICULTURE—0.13%
Alico Inc.	3,849	140,488
Cadiz Inc.(a)(b)	11,940	250,740

		391,228
AIRLINES—0.37%
Allegiant Travel Co.(a)	3,040	97,706
ExpressJet Holdings Inc.(a)(b)	39,339	97,561
Frontier Airlines Holdings Inc.(a)(b)	33,969	178,677
Hawaiian Holdings Inc.(a)	31,226	159,253
Mesa Air Group Inc.(a)	24,549	75,856
Midwest Air Group Inc.(a)	17,203	254,604
Pinnacle Airlines Corp.(a)	18,569	283,177

		1,146,834
APPAREL—0.58%
Ashworth Inc.(a)	21,538	61,383
Cherokee Inc.	10,680	344,644
G-III Apparel Group Ltd.(a)	9,101	134,422
Hartmarx Corp.(a)	28,208	96,189
Maidenform Brands Inc.(a)	15,907	215,222
NexCen Brands Inc.(a)	31,567	152,784
Perry Ellis International Inc.(a)	10,204	156,938
Tandy Brands Accessories Inc.	16,361	159,520
True Religion Apparel Inc.(a)(b)	9,848	210,255
Unifi Inc.(a)	54,843	132,720
Weyco Group Inc.	4,444	122,210

		1,786,287
AUTO MANUFACTURERS—0.12%
A.S.V. Inc.(a)(b)	16,291	225,630

Wabash National Corp.	18,338	141,019

		366,649
AUTO PARTS & EQUIPMENT—0.97%
Accuride Corp.(a)	14,042	110,370
Aftermarket Technology Corp.(a)	18,168	495,260
Amerigon Inc. Class A(a)	18,937	400,328
Amerityre Corp.(a)(b)	20,798	29,533
Commercial Vehicle Group Inc.(a)	14,597	211,656
Exide Technologies Inc.(a)	51,760	414,080
Fuel Systems Solutions Inc.(a)	7,944	113,520
Hayes Lemmerz International Inc.(a)	71,186	325,320
Miller Industries Inc.(a)	6,983	95,597
Noble International Ltd.	8,064	131,524
Spartan Motors Inc.	25,921	198,036
Standard Motor Products Inc.	9,261	75,570
Strattec Security Corp.	1,608	66,619
Superior Industries International Inc.	14,676	266,663
Supreme Industries Inc.	13,941	80,858

		3,014,934
BANKS—9.83%
Access National Corp.	13,951	84,125
AmericanWest Bancorporation	12,670	223,372
Ameris Bancorp	17,693	298,127
AmeriServ Financial Inc.(a)	56,865	157,516
Arrow Financial Corp.	17,008	365,502
Banco Latinoamericano de Exportaciones SA Class E	20,869	340,373
Bancorp Inc. (The)(a)	13,767	185,304
Bancorp Rhode Island Inc.	5,196	177,391
BancTrust Financial Group Inc.(b)	16,014	193,769
Bank of Florida Corp.(a)	13,080	150,420
Bank of Granite Corp.	25,033	264,599
Bank of the Ozarks Inc.	15,929	417,340
Banner Corp.	13,949	400,755
Bridge Capital Holdings(a)	4,776	102,206
Bryn Mawr Bank Corp.	16,357	375,066
Cadence Financial Corp.	12,297	179,413
Camden National Corp.	7,371	209,336
Capital City Bank Group Inc.(b)	8,882	250,650
Capital Corp of the West	6,253	121,496
Capitol Bancorp Ltd.	7,860	158,143
Cardinal Financial Corp.	33,572	312,891
Cass Information Systems Inc.	4,364	145,801
Centennial Bank Holdings Inc.(a)	35,260	203,803
Center Bancorp Inc.	15,487	171,286
Center Financial Corp.	14,380	177,162
Citizens & Northern Corp.(b)	3,336	58,381
City Bank	15,950	357,599
CoBiz Financial Inc.	14,390	213,979
Columbia Bancorp	10,107	166,968
Columbia Banking System Inc.	18,576	552,264
Community Bancorp(a)	13,590	236,058
Community Bank System Inc.	19,683	391,101
Community Trust Bancorp Inc.	14,977	412,317
Eagle Bancorp Inc.	603	7,296
Eastern Virginia Bankshares	828	14,035
Enterprise Financial Services Corp.	13,021	310,030
EuroBancshares Inc.(a)	14,634	58,536
Financial Institutions Inc.	16,709	297,754
First Bancorp (North Carolina)	15,649	295,610
First Busey Corp. Class A(b)	19,178	380,875

First Citizens Banc Corp.	109	1,518
First Community Bancshares Inc.	11,036	351,938
First Financial Bancorp	21,121	240,779
First Financial Corp.	14,232	403,335
First Indiana Corp.	14,030	448,960
First Merchants Corp.	20,935	457,220
First Regional Bancorp(a)	5,221	98,625
First Security Group Inc.	26,461	237,355
1st Source Corp.	7,862	136,091
First South Bancorp Inc.(b)	8,558	189,902
First State Bancorp	15,789	219,467
Firstbank Corp.	6,285	86,859
Firstbank Corp. Fractional(c)	55,000	5
FNB Corp. (Virginia)	4,883	113,432
FNB United Corp.	1,030	12,525
Gateway Financial Holdings Inc.	19,980	238,361
GB&T Bancshares Inc.	16,091	150,612
German American Bancorp Inc.	28,897	368,148
Great Southern Bancorp Inc.	8,577	188,351
Green Bancshares Inc.	9,350	179,520
Harleysville National Corp.	20,648	300,841
Heartland Financial USA Inc.(b)	14,937	277,380
Heritage Commerce Corp.	14,398	264,779
Home Bancshares Inc.	8,679	181,999
Horizon Financial Corp.	18,644	325,151
IBERIABANK Corp.	12,678	592,696
Imperial Capital Bancorp Inc.	5,345	97,813
Independent Bank Corp. (Massachusetts)	15,912	433,125
Independent Bank Corp. (Michigan)	13,306	126,407
Integra Bank Corp.	23,545	332,220
Intervest Bancshares Corp.	4,066	70,017
Lakeland Bancorp Inc.	25,035	290,156
Lakeland Financial Corp.	17,448	364,663
LNB Bancorp Inc.	20,912	306,361
Macatawa Bank Corp.	19,193	164,868
MainSource Financial Group Inc.	25,806	401,541
MBT Financial Corp.	18,807	165,878
Mercantile Bank Corp.	12,513	193,952
Midwest Banc Holdings Inc.	22,342	277,488
Millenium Bankshares Corp.	7,818	41,279
Nara Bancorp Inc.	23,486	274,082
NewBridge Bancorp	14,736	159,001
Old Second Bancorp Inc.	17,755	475,656
Omega Financial Corp.	16,262	475,826
Oriental Financial Group Inc.	20,179	270,600
Pacific Mercantile Bancorp(a)	14,729	181,314
Peoples Bancorp Inc.	15,379	382,783
Pinnacle Financial Partners Inc.(a)	14,891	378,529
Preferred Bank	13,257	344,947
PremierWest Bancorp	12,991	148,617
QCR Holdings Inc.	2,003	28,543
Renasant Corp.	20,809	448,850
Republic First Bancorp Inc.(a)	22,049	152,138
Riverview Bancorp Inc.	16,838	192,963
Sandy Spring Bancorp Inc.	14,897	414,435
SCBT Financial Corp.	12,106	383,397
Seacoast Banking Corp. of Florida(b)	15,708	161,478
Security Bank Corp.(b)	14,486	132,402
Sierra Bancorp	6,342	157,852
Simmons First National Corp. Class A	15,458	409,637
Smithtown Bancorp Inc.	11,384	252,269
Southcoast Financial Corp.(a)	327	4,660
Southern Community Financial Corp.	29,389	191,910

Southside Bancshares Inc.(b)	15,677	320,751
Southwest Bancorp Inc.	17,169	314,708
State Bancorp Inc.	2,421	31,473
Sterling Bancorp	21,387	291,719
Sterling Financial Corp. (Pennsylvania)	17,779	291,931
Suffolk Bancorp	11,549	354,670
Sun American Bancorp(a)	4,528	16,935
Sun Bancorp Inc. (New Jersey)(a)	10,669	168,357
Superior Bancorp(a)	34,787	186,806
SY Bancorp Inc.	15,446	369,777
Temecula Valley Bancorp Inc.(b)	6,753	79,213
Texas Capital Bancshares Inc.(a)	23,050	420,662
Tompkins Financial Corp.	3,509	136,149
TriCo Bancshares	14,534	280,506
Union Bankshares Corp.	16,484	348,472
United Security Bancshares Inc.	34	581
United Western Bancorp Inc.	5,386	107,720
Univest Corp. of Pennsylvania	11,969	252,666
Vineyard National Bancorp(b)	11,831	119,493
Virginia Commerce Bancorp Inc.(a)	20,447	239,843
Virginia Financial Group Inc.(b)	16,378	243,213
Washington Trust Bancorp Inc.	14,398	363,262
West Bancorporation	26,012	339,196
West Coast Bancorp	15,305	283,142
Wilshire Bancorp Inc.	21,371	167,762

		30,501,162
BEVERAGES—0.68%
Boston Beer Co. Inc. Class A(a)	9,797	368,857
Coca-Cola Bottling Co. Consolidated	7,336	431,944
Farmer Brothers Co.	5,084	116,881
Green Mountain Coffee Roasters Inc.(a)	14,481	589,377
Jones Soda Co.(a)(b)	21,446	159,558
Peet’s Coffee & Tea Inc.(a)	15,789	458,986

		2,125,603
BIOTECHNOLOGY—3.93%
Aastrom Biosciences Inc.(a)	119,843	62,318
Acorda Therapeutics Inc.(a)	18,289	401,626
ADVENTRX Pharmaceuticals Inc.(a)	64,257	28,916
Affymax Inc.(a)	2,926	65,425
American Oriental Bioengineering Inc.(a)	37,595	416,553
ARIAD Pharmaceuticals Inc.(a)	57,638	244,961
ArQule Inc.(a)	29,237	169,575
Avigen Inc.(a)	31,954	135,804
Barrier Therapeutics Inc.(a)(b)	23,175	91,309
BioCryst Pharmaceuticals Inc.(a)(b)	18,389	113,644
BioMimetic Therapeutics Inc.(a)	9,053	157,251
BioSante Pharmaceuticals Inc.(a)	26,012	98,325
Cambrex Corp.	22,222	186,220
Cell Genesys Inc.(a)	55,382	127,379
CryoLife Inc.(a)	16,120	128,154
Cytokinetics Inc.(a)	30,553	144,516
Cytori Therapeutics Inc.(a)	20,460	123,783
deCODE genetics Inc.(a)(b)	48,977	180,235
Encysive Pharmaceuticals Inc.(a)	50,748	43,136
EntreMed Inc.(a)	54,290	65,148
Enzo Biochem Inc.(a)	23,637	301,135
Enzon Pharmaceuticals Inc.(a)	35,359	336,971
Genitope Corp.(a)(b)	29,244	21,641
Genomic Health Inc.(a)	10,514	238,037
GenVec Inc.(a)	47,258	69,469
Geron Corp.(a)	56,077	318,517

GTx Inc.(a)	12,489	179,217
Halozyme Therapeutics Inc.(a)	52,327	372,045
Harvard Bioscience Inc.(a)	31,367	143,661
Idera Pharmaceuticals Inc.(a)(b)	12,399	162,427
ImmunoGen Inc.(a)	40,571	168,370
Immunomedics Inc.(a)	43,901	101,850
Incyte Corp.(a)	63,939	642,587
Inovio Biomedical Corp.(a)(b)	44,246	42,034
Keryx Biopharmaceuticals Inc.(a)	31,445	264,138
Kosan Biosciences Inc.(a)	30,626	110,254
Lexicon Pharmaceuticals Inc.(a)	70,555	213,782
Maxygen Inc.(a)	22,407	179,928
Medivation Inc.(a)	16,918	243,619
Metabasis Therapeutics Inc.(a)	21,931	67,328
Micromet Inc.(a)	21,960	45,238
Molecular Insight Pharmaceuticals Inc.(a)(b)	5,882	53,291
Momenta Pharmaceuticals Inc.(a)	17,544	125,264
Monogram Biosciences Inc.(a)	120,781	175,132
Neose Technologies Inc.(a)	35,207	37,671
Novavax Inc.(a)(b)	49,332	164,276
Omrix Biopharmaceuticals Inc.(a)	11,270	391,520
Orchid Cellmark Inc.(a)	26,281	131,405
Oxigene Inc.(a)	26,087	64,957
Panacos Pharmaceuticals Inc.(a)	56,818	44,886
Peregrine Pharmaceuticals Inc.(a)(b)	169,392	62,675
Regeneration Technologies Inc.(a)	27,128	235,471
RegeneRx Biopharmaceuticals Inc.(a)	34,502	34,502
Repligen Corp.(a)	31,475	206,161
Sangamo BioSciences Inc.(a)(b)	23,762	311,045
Savient Pharmaceuticals Inc.(a)	40,591	932,375
Seattle Genetics Inc.(a)	35,074	399,844
Sequenom Inc.(a)	26,327	251,423
Sonus Pharmaceuticals Inc.(a)	38,188	16,612
StemCells Inc.(a)	74,497	111,746
SuperGen Inc.(a)	44,356	161,899
Telik Inc.(a)(b)	33,256	115,398
Tercica Inc.(a)	25,118	170,300
Third Wave Technologies Inc.(a)	33,787	326,045
Vical Inc.(a)	33,790	143,608
XOMA Ltd.(a)	95,927	325,193

		12,199,225
BUILDING MATERIALS—0.54%
AAON Inc.	10,717	212,411
Apogee Enterprises Inc.	23,639	404,463
Comfort Systems USA Inc.	34,012	434,673
Craftmade International Inc.	11,092	91,509
Energy Focus Inc.(a)	10,783	78,177
LSI Industries Inc.	17,083	310,911
Trex Co. Inc.(a)(b)	6,759	57,519
U.S. Concrete Inc.(a)	28,026	93,327

		1,682,990
CHEMICALS—1.14%
Aceto Corp.	26,558	212,464
American Vanguard Corp.	11,935	207,072
Balchem Corp.	14,201	317,818
Chase Corp.	4,575	115,519
Georgia Gulf Corp.	21,393	141,622
ICO Inc.(a)	17,940	230,350
Innophos Holdings Inc.	15,947	237,291
Innospec Inc.	19,555	335,564
Landec Corp.(a)	20,147	269,970

OMNOVA Solutions Inc.(a)	40,057	176,651
Penford Corp.	8,552	218,846
Quaker Chemical Corp.	12,749	280,096
ShengdaTech Inc.(a)(b)	20,956	302,814
Stepan Co.	3,733	121,434
Symyx Technologies Inc.(a)	21,723	166,833
Tronox Inc. Class B	24,081	208,301

		3,542,645
COAL—0.08%
James River Coal Co.(a)(b)	8,402	93,934
National Coal Corp.(a)	12,326	69,888
Westmoreland Coal Co.(a)	7,058	98,106

		261,928
COMMERCIAL SERVICES—5.17%
Albany Molecular Research Inc.(a)	18,090	260,134
Arrowhead Research Corp.(a)(b)	28,231	106,713
Barrett Business Services Inc.	7,862	141,595
Bowne & Co. Inc.	24,135	424,776
Capella Education Co.(a)	8,218	537,950
Carriage Services Inc.(a)	19,998	175,982
Cash Systems Inc.(a)(b)	24,903	110,071
CBIZ Inc.(a)	32,266	316,529
CDI Corp.	12,674	307,471
Clayton Holdings Inc.(a)(b)	6,275	32,442
Collectors Universe Inc.	9,674	119,377
Compass Diversified Holdings	16,359	243,749
Cornell Companies Inc.(a)	11,212	261,464
CorVel Corp.(a)	5,607	129,073
CPI Corp.	3,554	83,697
CRA International Inc.(a)	8,642	411,446
Cross Country Healthcare Inc.(a)	21,942	312,454
Diamond Management & Technology Consultants Inc.	22,729	165,240
Document Security Systems Inc.(a)(b)	13,809	89,620
Dollar Financial Corp.(a)	12,722	390,438
Edgewater Technology Inc.(a)	10,921	79,723
Electro Rent Corp.	18,916	280,903
Emergency Medical Services LP(a)	7,217	211,314
ExlService Holdings Inc.(a)	15,938	367,849
Exponent Inc.(a)	14,533	392,972
First Consulting Group Inc.(a)	24,201	312,919
Forrester Research Inc.(a)	13,949	390,851
Franklin Covey Co.(a)	13,329	105,832
Gevity HR Inc.	15,686	120,625
Healthcare Services Group Inc.	36,013	762,755
HMS Holdings Corp.(a)	16,698	554,541
Hooper Holmes Inc.(a)	58,254	100,197
Hudson Highland Group Inc.(a)	20,584	173,111
ICF International Inc.(a)	1,696	42,841
ICT Group Inc.(a)	3,435	41,048
Integrated Electrical Services Inc.(a)	8,933	167,851
Intersections Inc.(a)	13,261	110,464
Kendle International Inc.(a)(b)	10,669	521,927
Kforce Inc.(a)	27,226	265,454
Landauer Inc.	8,649	448,451
Learning Tree International Inc.(a)	6,128	140,699
LECG Corp.(a)	19,153	288,444
Mac-Gray Corp.(a)	8,734	98,345
Medifast Inc.(a)(b)	8,557	41,501
Michael Baker Corp.(a)	5,635	231,599
Midas Inc.(a)	14,624	214,388

Monro Muffler Brake Inc.	16,422	320,065
Multi-Color Corp.	5,213	143,201
Odyssey Marine Exploration Inc.(a)	36,522	226,071
On Assignment Inc.(a)	29,310	205,463
PDI Inc.(a)	11,218	105,113
PeopleSupport Inc.(a)	18,925	258,894
PharmaNet Development Group Inc.(a)	13,071	512,514
Premier Exhibitions Inc.(a)	22,246	243,371
PRG-Schultz International Inc.(a)	13,180	112,953
Princeton Review Inc. (The)(a)	14,465	120,493
Providence Service Corp. (The)(a)	11,722	329,857
Rewards Network Inc.(a)	19,755	98,182
Rural/Metro Corp.(a)	25,249	54,033
Saba Software Inc.(a)	22,003	113,095
Senomyx Inc.(a)	22,311	167,109
SM&A(a)	13,713	79,947
Source Interlink Companies Inc.(a)(b)	29,965	86,299
Spherion Corp.(a)	46,129	335,819
Standard Parking Corp.(a)	5,589	271,011
StarTek Inc.(a)	16,238	151,176
Team Inc.(a)	12,969	474,406
TNS Inc.	18,267	324,239
Transcend Services Inc.(a)	4,731	76,879
Volt Information Sciences Inc.(a)	7,529	137,480

		16,034,495
COMPUTER SYSTEMS—0.04%
Electronic Clearing House Inc.(a)	7,225	120,007

		120,007
COMPUTERS—4.32%
Agilysys Inc.	22,174	335,271
Ansoft Corp.(a)	15,052	389,094
Catapult Communications Corp.(a)	11,549	87,195
CIBER Inc.(a)	46,316	282,991
Compellent Technologies Inc.(a)	3,645	43,849
Computer Task Group Inc.(a)	22,650	125,255
COMSYS IT Partners Inc.(a)	12,092	190,812
Comtech Group Inc.(a)	16,218	261,272
Cray Inc.(a)	28,781	172,398
Digimarc Corp.(a)	19,692	173,683
Dot Hill Systems Corp.(a)	52,056	126,496
EasyLink Services International Corp. Class A(a)	22,093	67,826
Echelon Corp.(a)(b)	22,598	466,423
Furmanite Corp.(a)	28,218	332,972
Hutchinson Technology Inc.(a)	19,118	503,186
iCAD Inc.(a)	26,170	52,863
iGATE Corp.(a)	14,295	121,079
Immersion Corp.(a)	23,692	306,811
InFocus Corp.(a)	57,945	105,460
Innodata Isogen Inc.(a)	18,325	98,039
Integral Systems Inc.	10,420	242,369
Intervoice Inc.(a)	32,814	262,184
Iomega Corp.(a)	53,425	185,385
LaserCard Corp.(a)(b)	11,246	119,208
LivePerson Inc.(a)	33,986	181,485
Magma Design Automation Inc.(a)	30,745	375,396
Manhattan Associates Inc.(a)	20,507	540,565
Maxwell Technologies Inc.(a)(b)	12,384	102,416
Mercury Computer Systems Inc.(a)	15,954	257,019
Mobility Electronics Inc.(a)	31,247	48,433
NCI Inc. Class A(a)	9,609	164,410
Ness Technologies Inc.(a)	23,954	221,095

NetScout Systems Inc.(a)	20,982	267,940
On2 Technologies Inc.(a)(b)	97,948	99,907
PAR Technology Corp.(a)	9,690	74,710
Pomeroy IT Solutions Inc.(a)	7,593	52,619
QuadraMed Corp.(a)	44,323	83,770
Quantum Corp.(a)	155,511	418,325
Rackable Systems Inc.(a)	19,582	195,820
Radiant Systems Inc.(a)	21,705	373,977
RadiSys Corp.(a)	18,854	252,644
Rainmaker Systems Inc.(a)	15,284	98,735
Rimage Corp.(a)	11,257	292,119
SI International Inc.(a)	11,334	311,345
Sigma Designs Inc.(a)	21,280	1,174,655
Silicon Graphics Inc.(a)	5,571	101,838
Silicon Storage Technology Inc.(a)	70,019	209,357
STEC Inc.(a)	21,850	190,969
Stratasys Inc.(a)	17,274	446,360
Synaptics Inc.(a)	19,689	810,399
TechTeam Global Inc.(a)	10,167	128,104
3D Systems Corp.(a)(b)	13,577	209,629
Tier Technologies Inc. Class B(a)	18,214	154,819
Tyler Technologies Inc.(a)	30,966	399,152
USA Technologies Inc.(a)	12,738	63,180
Wave Systems Corp. Class A(a)	35,417	51,355

		13,404,668
COSMETICS & PERSONAL CARE—0.22%
Elizabeth Arden Inc.(a)	18,593	378,368
Inter Parfums Inc.	6,435	115,637
Parlux Fragrances Inc.(a)	13,027	53,411
Physicians Formula Holdings Inc.(a)	12,698	150,852

		698,268
DISTRIBUTION & WHOLESALE—0.73%
Beijing Med-Pharm Corp.(a)(b)	26,194	287,610
Bell Microproducts Inc.(a)	28,211	169,548
Building Materials Holding Corp.(b)	17,002	94,021
Chindex International Inc.(a)	4,686	161,808
Core-Mark Holding Co. Inc.(a)	8,800	252,736
Handleman Co.(a)(b)	34,506	59,005
Houston Wire & Cable Co.	11,214	158,566
Industrial Distribution Group Inc.(a)	12,730	145,759
MWI Veterinary Supply Inc.(a)	7,359	294,360
NuCO2 Inc.(a)	15,129	376,712
Rentrak Corp.(a)	17,406	251,169

		2,251,294
DIVERSIFIED FINANCIAL SERVICES—1.63%
Ampal-American Israel Corp. Class A(a)	14,461	106,867
Asta Funding Inc.(b)	10,050	265,722
Calamos Asset Management Inc. Class A	15,932	474,455
Consumer Portfolio Services(a)	21,776	72,950
Cowen Group Inc.(a)	9,961	94,729
Diamond Hill Investment Group Inc.(a)	2,664	194,792
Duff & Phelps Corp. Class A(a)	6,617	130,223
Encore Capital Group Inc.(a)	15,339	148,482
Epoch Holding Corp.	9,961	149,415
eSpeed Inc.(a)	18,605	210,237
Evercore Partners Inc. Class A	4,956	106,802
Federal Agricultural Mortgage Corp.	6,925	182,266
FirstCity Financial Corp.(a)	17,281	140,495
International Assets Holding Corp.(a)(b)	4,065	109,714
LaBranche & Co. Inc.(a)	29,278	147,561

Landenburg Thalmann Financial Services Inc.(a)(b)	69,252	146,814
MarketAxess Holdings Inc.(a)	26,788	343,690
Marlin Business Services Corp.(a)	11,558	139,389
MRU Holdings Inc.(a)(b)	23,053	82,991
NewStar Financial Inc.(a)	8,272	68,492
Penson Worldwide Inc.(a)	7,694	110,409
Sanders Morris Harris Group Inc.	16,041	164,420
SWS Group Inc.	14,497	183,677
Thomas Weisel Partners Group Inc.(a)	13,596	186,673
TradeStation Group Inc.(a)	17,436	247,766
U.S. Global Investors Inc. Class A(b)	8,531	142,126
United PanAm Financial Corp.(a)	6,208	31,785
Westwood Holdings Group Inc.	6,295	236,692
World Acceptance Corp.(a)	15,994	431,518

		5,051,152
ELECTRIC—0.41%
Central Vermont Public Service Corp.	13,535	417,419
Empire District Electric Co. (The)	30,644	698,070
EnerNOC Inc.(a)	2,317	113,765
Unitil Corp.	1,075	30,530

		1,259,784
ELECTRICAL COMPONENTS & EQUIPMENT—1.38%
Active Power Inc.(a)	44,741	98,430
American Superconductor Corp.(a)(b)	29,707	812,189
C&D Technologies Inc.(a)	24,955	164,953
China BAK Battery Inc.(a)(b)	18,639	116,494
Greatbatch Inc.(a)	17,936	358,541
Insteel Industries Inc.	15,250	178,883
Magnetek Inc.(a)	32,290	138,201
Medis Technologies Ltd.(a)(b)	15,358	236,974
Powell Industries Inc.(a)	6,229	274,512
Power-One Inc.(a)	54,168	216,130
PowerSecure International Inc.(a)	11,554	155,979
Research Frontiers Inc.(a)(b)	12,670	126,700
Superior Essex Inc.(a)	16,408	393,792
Ultralife Batteries Inc.(a)	12,541	252,701
Universal Display Corp.(a)	21,533	445,087
Valence Technology Inc.(a)(b)	51,372	102,230
Vicor Corp.	13,846	215,859

		4,287,655
ELECTRONICS—3.13%
American Science and Engineering Inc.	7,604	431,527
Axsys Technologies Inc.(a)	7,508	275,168
Badger Meter Inc.	12,542	563,763
Bel Fuse Inc. Class B	11,124	325,599
California Micro Devices Corp.(a)	32,041	148,670
CTS Corp.	30,327	301,147
Cubic Corp.	12,509	490,353
Cyberoptics Corp.(a)	11,586	139,032
DDi Corp.(a)	18,366	103,401
Eagle Test Systems Inc.(a)	10,417	133,129
Electro Scientific Industries Inc.(a)	24,178	479,933
Excel Technology Inc.(a)	11,829	320,566
FARO Technologies Inc.(a)	12,138	329,911
Frequency Electronics Inc.	13,338	127,911
LaBarge Inc.(a)	11,218	161,315
LeCroy Corp.(a)	15,870	152,511
LoJack Corp.(a)	16,652	279,920
Measurement Specialties Inc.(a)	13,954	308,383

Merix Corp.(a)	22,263	103,523
Methode Electronics Inc.	29,615	486,871
Multi-Fineline Electronix Inc.(a)	5,496	95,301
Nu Horizons Electronics Corp.(a)	10,759	74,775
NVE Corp.(a)(b)	3,632	89,347
OSI Systems Inc.(a)	13,596	359,886
OYO Geospace Corp.(a)	3,076	231,807
Park Electrochemical Corp.	13,835	390,700
Photon Dynamics Inc.(a)	17,104	141,963
Planar Systems Inc.(a)	17,438	111,603
RAE Systems Inc.(a)	41,315	111,551
Ramtron International Corp.(a)	24,618	105,857
Sonic Solutions Inc.(a)	16,403	170,427
Spectrum Control Inc.(a)	14,622	225,179
Spire Corp.(a)	3,317	78,447
SRS Labs Inc.(a)	13,806	73,862
Stoneridge Inc.(a)	14,258	114,634
Taser International Inc.(a)(b)	44,777	644,341
TTM Technologies Inc.(a)	31,931	372,315
UQM Technologies Inc.(a)	46,931	159,096
X-Rite Inc.(a)	25,404	295,194
Zygo Corp.(a)	16,527	205,926

		9,714,844
ENERGY - ALTERNATE SOURCES—0.53%
Clean Energy Fuels Corp.(a)	13,437	203,436
Comverge Inc.(a)	4,227	133,108
Evergreen Energy Inc.(a)(b)	58,189	129,761
FuelCell Energy Inc.(a)(b)	50,804	503,976
Green Plains Renewable Energy Inc.(a)	3,151	41,877
MGP Ingredients Inc.	5,875	55,343
Pacific Ethanol Inc.(a)(b)	24,484	201,014
Plug Power Inc.(a)	43,159	170,478
Quantum Fuel Systems Technologies Worldwide Inc.(a)(b)	54,575	26,196
Syntroleum Corp.(a)	50,159	42,134
Verenium Corp.(a)(b)	24,707	123,288

		1,630,611
ENGINEERING & CONSTRUCTION—0.47%
ENGlobal Corp.(a)(b)	12,253	139,194
Insituform Technologies Inc. Class A(a)	17,318	256,306
Layne Christensen Co.(a)	12,604	620,243
Stanley Inc.(a)	5,361	171,659
Sterling Construction Co. Inc.(a)	8,649	188,721
VSE Corp.	1,666	81,367

		1,457,490
ENTERTAINMENT—0.79%
Bluegreen Corp.(a)	16,540	118,923
Carmike Cinemas Inc.	16,222	117,772
Century Casinos Inc.(a)	13,141	84,628
Churchill Downs Inc.	7,353	396,841
Dover Downs Gaming & Entertainment Inc.	19,906	223,943
Dover Motorsports Inc.	34,596	226,604
Elixir Gaming Technologies Inc.(a)	27,278	117,295
Empire Resorts Inc.(a)	22,251	75,876
Entertainment Distribution Co. Inc.(a)	78,592	52,657
Great Wolf Resorts Inc.(a)	23,286	228,436
Image Entertainment Inc.(a)	27,181	98,939
Lakes Entertainment Inc.(a)	15,929	110,388
Progressive Gaming International Corp.(a)	50,391	124,970
Six Flags Inc.(a)(b)	44,259	89,846

Steinway Musical Instruments Inc.	7,162	197,456
VCG Holding Corp.(a)(b)	10,133	137,403
Youbet.com Inc.(a)	39,682	44,444

		2,446,421
ENVIRONMENTAL CONTROL—1.07%
American Ecology Corp.	16,520	387,890
Basin Water Inc.(a)(b)	17,502	144,742
Calgon Carbon Corp.(a)(b)	31,050	493,385
Casella Waste Systems Inc. Class A(a)	22,128	288,549
Darling International Inc.(a)	62,128	718,200
Fuel Tech Inc.(a)(b)	12,488	282,853
Met-Pro Corp.	13,840	167,187
Perma-Fix Environmental Services Inc.(a)	63,185	156,067
Rentech Inc.(a)	128,128	231,912
Waste Holdings Inc.	3,008	109,190
Waste Services Inc.(a)	22,906	196,304
WCA Waste Corp.(a)	21,372	138,063

		3,314,342
FOOD—1.13%
Ark Restaurants Corp.	8,164	300,517
B&G Foods Inc. Class A	14,217	145,156
Benihana Inc.(a)	9,332	118,983
Calavo Growers Inc.	8,800	165,968
Cal-Maine Foods Inc.	9,625	255,351
Chiquita Brands International Inc.(a)	29,401	540,684
Diamond Foods Inc.	12,182	261,060
Imperial Sugar Co.	11,370	213,415
J&J Snack Foods Corp.	14,027	438,765
John B. Sanfilippo & Son Inc.(a)	9,569	80,571
Nash Finch Co.	10,767	379,860
Rocky Mountain Chocolate Factory Inc.	10,270	163,088
Spartan Stores Inc.	18,338	419,023
Village Super Market Inc. Class A	492	25,038

		3,507,479
FOREST PRODUCTS & PAPER—0.59%
Buckeye Technologies Inc.(a)	27,148	339,350
Caraustar Industries Inc.(a)	26,313	81,307
Mercer International Inc.(a)	26,433	206,970
Neenah Paper Inc.	12,168	354,697
P.H. Glatfelter Co.	28,629	438,310
Schweitzer-Mauduit International Inc.	13,582	351,910
Xerium Technologies Inc.	10,080	52,416

		1,824,960
GAS—0.27%
Chesapeake Utilities Corp.	8,265	263,240
EnergySouth Inc.	9,708	563,064

		826,304
HAND & MACHINE TOOLS—0.11%
Raser Technologies Inc.(a)	23,019	341,832

		341,832
HEALTH CARE—0.03%
MEDTOX Scientific Inc.(a)	4,779	86,357

		86,357
HEALTH CARE - PRODUCTS—5.47%
Abaxis Inc.(a)	16,576	594,415
ABIOMED Inc.(a)	26,249	407,909

Alphatec Holdings Inc.(a)	21,266	107,181
AngioDynamics Inc.(a)	17,108	325,736
Arcadia Resources Inc.(a)	63,675	64,949
Artes Medical Inc.(a)(b)	8,084	18,351
Aspect Medical Systems Inc.(a)	10,981	153,734
AtriCure Inc.(a)	8,450	110,780
ATS Medical Inc.(a)	49,296	108,944
BioLase Technology Inc.(a)(b)	24,107	56,893
Caliper Life Sciences Inc.(a)	35,524	196,448
Candela Corp.(a)	19,843	110,724
Cantel Medical Corp.(a)	11,380	165,920
Cardiac Science Corp.(a)	17,815	144,123
Cepheid Inc.(a)	42,051	1,108,044
Cerus Corp.(a)	23,209	151,091
Clinical Data Inc.(a)	8,547	190,171
Columbia Laboratories Inc.(a)	49,605	112,603
Conceptus Inc.(a)	24,590	473,112
Cutera Inc.(a)	10,524	165,227
Cyberonics Inc.(a)	15,673	206,257
Cynosure Inc. Class A(a)	5,713	151,166
Datascope Corp.	12,677	461,443
DexCom Inc.(a)	17,344	153,148
Digirad Corp.(a)	28,067	102,164
Endologix Inc.(a)	41,411	115,951
EPIX Pharmaceuticals Inc.(a)	28,825	113,571
E-Z-Em Inc.(a)	7,665	158,895
Hanger Orthopedic Group Inc.(a)	18,030	198,510
Hansen Medical Inc.(a)(b)	7,009	209,849
HealthTronics Inc.(a)	32,685	150,024
ICU Medical Inc.(a)	12,064	434,425
Insulet Corp.(a)	5,816	136,560
Invacare Corp.	20,116	506,923
IRIS International Inc.(a)	17,994	353,042
Kensey Nash Corp.(a)	11,078	331,454
Lifecore Biomedical Inc.(a)	13,668	197,503
Luminex Corp.(a)	25,970	421,753
Medical Action Industries Inc.(a)	10,876	226,765
Merge Technologies Inc.(a)	24,612	29,288
Merit Medical Systems Inc.(a)	24,900	346,110
Metabolix Inc.(a)	10,641	253,256
Microvision Inc.(a)	44,137	172,134
Micrus Endovascular Corp.(a)	12,125	238,620
Minrad International Inc.(a)	43,598	141,694
Natus Medical Inc.(a)	20,215	391,160
Neurometrix Inc.(a)(b)	9,551	87,869
NMT Medical Inc.(a)	15,585	87,588
Northstar Neuroscience Inc.(a)	15,636	145,415
NxStage Medical Inc.(a)	18,157	275,442
OraSure Technologies Inc.(a)	38,553	342,736
Orthovita Inc.(a)	74,975	261,663
Palatin Technologies Inc.(a)	82,136	16,427
PhotoMedex Inc.(a)	68,941	64,805
Possis Medical Inc.(a)	17,118	249,580
Quidel Corp.(a)	23,104	449,835
Somanetics Corp.(a)	13,635	322,468
Sonic Innovations Inc.(a)	24,513	189,240
SonoSite Inc.(a)	14,480	487,542
Spectranetics Corp.(a)	28,508	437,028
STAAR Surgical Co.(a)	32,563	85,966
Stereotaxis Inc.(a)(b)	19,262	235,382
Symmetry Medical Inc.(a)	24,821	432,630
Synergetics USA Inc.(a)(b)	14,819	36,158
Synovis Life Technologies Inc.(a)	9,494	185,608

Thermage Inc.(a)	16,053	92,786
ThermoGenesis Corp.(a)	56,943	89,970
Vascular Solutions Inc.(a)	17,819	115,824
Visicu Inc.(a)	8,139	96,610
Vital Images Inc.(a)	14,158	255,835
VNUS Medical Technologies Inc.(a)	11,893	172,686
Volcano Corp.(a)	19,818	247,923
Zila Inc.(a)	69,622	67,533
Zoll Medical Corp.(a)	17,288	461,935

		16,962,504
HEALTH CARE - SERVICES—2.30%
Air Methods Corp.(a)	8,318	413,155
Alliance Imaging Inc.(a)	18,049	173,631
Allied Healthcare International Inc.(a)	36,501	88,697
America Service Group Inc.(a)	8,804	64,533
American Dental Partners Inc.(a)	13,342	133,820
Bio-Reference Laboratories Inc.(a)	8,159	266,636
Capital Senior Living Corp.(a)	18,846	187,141
Continucare Corp.(a)	43,996	118,789
Emeritus Corp.(a)	8,926	224,489
Five Star Quality Care Inc.(a)	21,153	175,570
Genoptix Inc.(a)	3,299	101,279
Gentiva Health Services Inc.(a)	23,249	442,661
Hythiam Inc.(a)(b)	30,643	89,784
I-trax Inc.(a)	33,217	117,920
LHC Group Inc.(a)	11,430	285,521
Matria Healthcare Inc.(a)	16,356	388,782
MedCath Corp.(a)	8,516	209,153
Metropolitan Health Networks Inc.(a)	42,424	101,393
National Healthcare Corp.	3,137	162,183
NightHawk Radiology Holdings Inc.(a)	15,541	327,138
NovaMed Inc.(a)	18,926	80,436
Odyssey Healthcare Inc.(a)	27,713	306,506
Psychemedics Corp.	15,049	241,536
Radiation Therapy Services Inc.(a)	10,688	330,366
RadNet Inc.(a)	21,472	217,941
RehabCare Group Inc.(a)	15,212	343,183
Res-Care Inc.(a)	19,477	490,041
Skilled Healthcare Group Inc. Class A(a)	15,520	227,058
Sun Healthcare Group Inc.(a)	29,813	511,889
U.S. Physical Therapy Inc.(a)	15,528	223,137
VistaCare Inc. Class A(a)	14,258	103,371

		7,147,739
HOLDING COMPANIES - DIVERSIFIED—0.30%
Energy Infrastructure Acquisition Corp.(a)(b)	17,034	172,725
Hicks Acquisition Co. I Inc.(a)	3,000	27,570
Information Services Group Inc.(a)(b)	28,828	197,472
Marathon Acquisition Corp.(a)	26,205	203,875
NTR Acquisition Co.(a)	20,040	190,380
Resource America Inc. Class A	9,855	144,573

		936,595
HOME BUILDERS—0.41%
Cavalier Homes Inc.(a)	26,079	50,854
Cavco Industries Inc.(a)	7,140	241,618
Coachmen Industries Inc.	15,318	91,142
Fleetwood Enterprises Inc.(a)	48,479	289,904
Levitt Corp. Class A	63,445	139,579
M/I Homes Inc.	6,761	70,991
Monaco Coach Corp.	24,641	218,812
Skyline Corp.	5,626	165,123

		1,268,023

HOME FURNISHINGS—0.91%
American Technology Corp.(a)	27,927	70,655
American Woodmark Corp.	6,881	125,097
Audiovox Corp. Class A(a)	17,871	221,600
Bassett Furniture Industries Inc.	14,118	131,862
DTS Inc.(a)	15,464	395,414
Hooker Furniture Corp.	10,320	207,432
Kimball International Inc. Class B	22,242	304,715
La-Z-Boy Inc.(b)	31,363	248,709
Stanley Furniture Co. Inc.	13,373	160,476
TiVo Inc.(a)	69,940	583,300
Universal Electronics Inc.(a)	10,859	363,125

		2,812,385
HOUSEHOLD PRODUCTS & WARES—0.64%
CSS Industries Inc.	4,794	175,940
Ennis Inc.	22,717	408,906
Prestige Brands Holdings Inc.(a)	22,422	167,717
Russ Berrie and Co. Inc.(a)	11,377	186,128
Spectrum Brands Inc.(a)	25,345	135,089
Standard Register Co. (The)	15,523	180,998
WD-40 Co.	19,102	725,303

		1,980,081
HOUSEWARES—0.23%
Libbey Inc.	12,974	205,508
Lifetime Brands Inc.(b)	9,723	126,205
National Presto Industries Inc.	7,228	380,626

		712,339
INSURANCE—2.27%
Affirmative Insurance Holdings Inc.	16,378	170,004
AmCOMP Inc.(a)	12,139	113,500
American Independence Corp.(a)	1,505	13,771
American Physicians Capital Inc.	10,149	420,778
American Safety Insurance Holdings Ltd.(a)	9,567	187,992
Amerisafe Inc.(a)	13,223	205,089
Argo Group International Holdings Ltd.(a)	22,424	944,723
Baldwin & Lyons Inc. Class B	17,158	471,159
Citizens Inc.(a)(b)	29,252	161,764
Crawford & Co. Class B(a)	21,204	87,997
Darwin Professional Underwriters Inc.(a)	5,215	126,047
Donegal Group Inc. Class A	9,244	158,719
Eastern Insurance Holdings Inc.	18,271	300,741
eHealth Inc.(a)	10,754	345,311
EMC Insurance Group Inc.	3,853	91,201
First Acceptance Corp.(a)	8,208	34,638
First Mercury Financial Corp.(a)	11,196	273,182
FPIC Insurance Group Inc.(a)	8,640	371,347
Kansas City Life Insurance Co.	3,837	167,255
Life Partners Holdings Inc.(b)	4,810	133,237
Meadowbrook Insurance Group Inc.(a)	20,961	197,243
National Interstate Corp.	7,225	239,148
North Pointe Holdings Corp.(a)	233	2,563
NYMAGIC Inc.	6,275	145,141
Penn Treaty American Corp.(a)	21,410	138,951
PMA Capital Corp. Class A(a)	30,390	249,806
Presidential Life Corp.	14,367	251,566
Primus Guaranty Ltd.(a)(b)	29,835	209,143
ProCentury Corp.	12,059	185,106
RAM Holdings Ltd.(a)	13,008	64,260

Scottish Re Group Ltd.(a)	44,148	32,007
SCPIE Holdings Inc.(a)	5,938	163,117
SeaBright Insurance Holdings Inc.(a)	16,057	242,140
Specialty Underwriters’ Alliance Inc.(a)	15,418	82,486
21st Century Holding Co.	4,218	56,648

		7,037,780
INTERNET—4.47%
Access Integrated Technologies Inc. Class A(a)(b)	14,358	64,180
ActivIdentity Corp.(a)	51,976	201,667
Alloy Inc.(a)	8,573	80,758
Answerthink Inc.(a)	42,702	206,678
Applied Digital Solutions Inc.(a)	75,313	32,377
Arbinet-thexchange Inc.(a)	16,415	99,311
Art Technology Group Inc.(a)	98,094	423,766
AsiaInfo Holdings Inc.(a)	24,383	268,213
Audible Inc.(a)	18,611	166,010
Autobytel Inc.(a)	41,573	114,326
Blue Coat Systems Inc.(a)	22,643	744,275
Centillium Communications Inc.(a)	44,305	50,951
Chordiant Software Inc.(a)	25,382	217,016
CyberSource Corp.(a)	49,639	882,085
Drugstore.com Inc.(a)	70,687	233,267
eDiets.com Inc.(a)(b)	13,361	78,830
Entrust Inc.(a)	56,638	109,311
eResearch Technology Inc.(a)	30,988	366,278
FTD Group Inc.	13,528	174,241
Harris Interactive Inc.(a)	49,399	210,440
Health Grades Inc.(a)	20,551	122,278
HealthStream Inc.(a)	30,773	107,706
Hollywood Media Corp.(a)	38,743	112,355
i2 Technologies Inc.(a)(b)	10,165	128,079
iBasis Inc.	24,538	125,880
I-many Inc.(a)	37,868	117,391
iMergent Inc.(b)	7,821	82,824
Internap Network Services Corp.(a)	34,314	285,836
Internet Capital Group Inc.(a)	30,209	354,654
Interwoven Inc.(a)	34,004	483,537
iPass Inc.(a)(b)	49,049	199,139
Jupitermedia Corp.(a)	16,971	64,829
Keynote Systems Inc.(a)	19,071	267,948
Knot Inc. (The)(a)	20,006	318,896
Lionbridge Technologies Inc.(a)	45,717	162,295
Liquidity Services Inc.(a)	8,168	105,367
LoopNet Inc.(a)(b)	19,303	271,207
MIVA Inc.(a)	26,698	50,993
Napster Inc.(a)	36,127	71,170
NIC Inc.	30,070	253,791
1-800-FLOWERS.COM Inc.(a)	21,450	187,259
Online Resources Corp.(a)	24,545	292,576
Overstock.com Inc.(a)(b)	11,332	175,986
PCTEL Inc.(a)	23,273	159,653
Perficient Inc.(a)	22,336	351,569
RightNow Technologies Inc.(a)	15,178	240,571
S1 Corp.(a)	41,519	303,089
Safeguard Scientifics Inc.(a)	80,477	144,859
Secure Computing Corp.(a)	36,228	347,789
Shutterfly Inc.(a)	11,917	305,314
SonicWALL Inc.(a)	50,901	545,659
Stamps.com Inc.(a)	11,797	143,687
SumTotal Systems Inc.(a)	29,865	141,859
SupportSoft Inc.(a)	40,476	180,118
TeleCommunication Systems Inc.(a)	31,944	115,318

Terremark Worldwide Inc.(a)	38,707	251,596
TheStreet.com Inc.	14,491	230,697
Think Partnership Inc.(a)	41,287	62,756
Travelzoo Inc.(a)	5,154	70,507
Tumbleweed Communications Corp.(a)	45,640	76,675
Vignette Corp.(a)	23,208	339,069
Vocus Inc.(a)	10,337	356,937
Website Pros Inc.(a)	18,450	214,205
Zix Corp.(a)(b)	46,537	214,070

		13,861,973
INVESTMENT COMPANIES—1.07%
Capital Southwest Corp.	2,560	303,104
Gladstone Capital Corp.(b)	19,518	331,806
Gladstone Investment Corp.	19,665	192,914
Harris & Harris Group Inc.(a)	20,478	180,002
Hercules Technology Growth Capital Inc.	26,715	331,800
Kayne Anderson Energy Development Co.	10,491	240,349
Kohlberg Capital Corp.	9,730	116,760
Medallion Financial Corp.	20,618	206,592
MVC Capital Inc.	19,399	313,100
NGP Capital Resources Co.	18,375	287,201
Patriots Capital Funding Inc.	20,327	205,099
PennantPark Investment Corp.	4,385	43,938
Prospect Energy Corp.(b)	23,022	300,437
TICC Capital Corp.	18,286	168,780
UTEK Corp.(b)	7,754	102,353

		3,324,235
IRON & STEEL—0.26%
Claymont Steel Holdings Inc.(a)	7,337	171,319
Esmark Inc.(a)	9,055	127,947
Material Sciences Corp.(a)	11,218	83,350
Olympic Steel Inc.	7,762	246,133
Universal Stainless & Alloy Products Inc.(a)	5,276	187,667

		816,416
LEISURE TIME—0.38%
Aldila Inc.	9,806	160,720
Ambassadors Group Inc.	13,645	249,840
Ambassadors International Inc.	5,882	85,760
Arctic Cat Inc.	14,218	169,763
Escalade Inc.	12,278	112,098
Multimedia Games Inc.(a)	22,407	186,874
Nautilus Inc.	22,219	107,762
Town Sports International Holdings Inc.(a)	11,550	110,418

		1,183,235
LODGING—0.56%
Interstate Hotels & Resorts Inc.(a)	35,148	139,186
Lodgian Inc.(a)	19,061	214,627
Marcus Corp.	13,184	203,693
Monarch Casino & Resort Inc.(a)	10,192	245,423
Morgans Hotel Group Co.(a)	14,832	285,961
MTR Gaming Group Inc.(a)	20,032	136,017
Red Lion Hotels Corp.(a)	13,300	132,335
Riviera Holdings Corp.(a)	9,334	287,487
Trump Entertainment Resorts Inc.(a)(b)	22,835	98,191

		1,742,920
MACHINERY—2.20%
Altra Holdings Inc.(a)	6,478	107,729
Bolt Technology Corp.(a)	4,125	156,668

Cascade Corp.	9,382	435,888
Chart Industries Inc.(a)	10,844	335,080
Columbus McKinnon Corp.(a)	14,399	469,695
Flow International Corp.(a)	26,516	247,129
Gehl Corp.(a)	9,508	152,508
Gerber Scientific Inc.(a)	20,676	223,301
Gorman-Rupp Co. (The)	10,517	328,130
Hardinge Inc.	8,983	150,735
Hurco Companies Inc.(a)	4,600	200,790
Intevac Inc.(a)	17,174	249,710
iRobot Corp.(a)(b)	10,078	182,210
Kadant Inc.(a)	9,623	285,514
Key Technology Inc.(a)	2,733	94,289
Lindsay Corp.	9,678	684,138
Park-Ohio Holdings Corp.(a)	7,595	190,635
Presstek Inc.(a)(b)	28,299	144,891
Robbins & Myers Inc.	9,726	735,577
Tecumseh Products Co. Class A(a)	13,247	310,112
Tennant Co.	14,527	643,401
TurboChef Technologies Inc.(a)	14,747	243,326
Twin Disc Inc.	3,768	266,661

		6,838,117
MANUFACTURERS—0.02%
Synalloy Corp.	3,956	68,004

		68,004
MANUFACTURING—1.76%
Ameron International Corp.	7,420	683,753
AZZ Inc.(a)	7,971	225,978
Blount International Inc.(a)	27,232	335,226
Flanders Corp.(a)	12,874	72,352
FreightCar America Inc.	9,166	320,810
GenTek Inc.(a)	8,541	249,995
GP Strategies Corp.(a)	20,338	216,600
Koppers Holdings Inc.	13,331	576,432
LSB Industries Inc.(a)	12,740	359,523
Lydall Inc.(a)	10,447	109,902
Myers Industries Inc.	23,642	342,100
Nanophase Technologies Corp.(a)	19,558	74,320
Portec Rail Products Inc.	19,867	218,140
Quixote Corp.	10,556	200,458
Raven Industries Inc.	14,157	543,487
Reddy Ice Holdings Inc.	18,726	473,955
Smith & Wesson Holding Corp.(a)(b)	23,217	141,624
Standex International Corp.	9,041	157,765
Sturm, Ruger & Co. Inc.(a)	18,926	156,707

		5,459,127
MEDIA—1.27%
Acacia Research Corp. - Acacia Technologies Group(a)	22,900	205,642
Acme Communications Inc.	25,775	70,366
Beasley Broadcast Group Inc. Class A	19,322	100,474
Courier Corp.	8,748	288,771
Crown Media Holdings Inc. Class A(a)(b)	13,455	87,458
Cumulus Media Inc. Class A(a)	23,059	185,394
DG FastChannel Inc.(a)	10,988	281,732
Dolan Media Co.(a)	7,821	228,139
Emmis Communications Corp.(a)	28,569	109,991
Fisher Communications Inc.(a)	7,863	298,479
4Kids Entertainment Inc.(a)	13,669	179,747
Global Traffic Network Inc.(a)	15,211	99,176

Gray Television Inc.	29,401	235,796
Journal Register Co.	23,363	41,119
LodgeNet Entertainment Corp.(a)	18,825	328,308
New Frontier Media Inc.	23,758	130,669
Nexstar Broadcasting Group Inc. Class A(a)	9,232	84,380
Outdoor Channel Holdings Inc.(a)	12,853	88,686
Playboy Enterprises Inc. Class B(a)	22,001	200,649
PRIMEDIA Inc.	31,027	263,730
Private Media Group Inc.(a)	13,386	28,914
Regent Communications Inc.(a)	47,850	73,689
Saga Communications Inc.(a)	15,995	94,211
Salem Communications Corp. Class A	8,892	58,598
Spanish Broadcasting System Inc. Class A(a)	31,829	58,884
Sun-Times Media Group Inc. Class A(a)(c)	39,558	87,028
WorldSpace Inc. Class A(a)(b)	15,211	25,554
Young Broadcasting Inc. Class A(a)	18,377	19,296

		3,954,880
METAL FABRICATE & HARDWARE—1.31%
A.M. Castle & Co.	9,676	263,090
Ampco-Pittsburgh Corp.	5,304	202,242
CIRCOR International Inc.	14,642	678,803
Dynamic Materials Corp.	9,015	530,984
L.B. Foster Co. Class A(a)	7,957	411,616
Ladish Co. Inc.(a)	12,366	534,088
NN Inc.	18,807	177,162
Northwest Pipe Co.(a)	7,450	291,593
RBC Bearings Inc.(a)	16,960	737,082
Sun Hydraulics Corp.	9,162	231,157

		4,057,817
MINING—0.44%
Charles & Colvard Ltd.(b)	19,305	42,471
General Moly Inc.(a)	39,678	463,042
Metalline Mining Co.(a)	30,741	73,164
U.S. Energy Corp.(b)	24,650	104,763
Uranerz Energy Corp.(a)	24,850	64,859
Uranium Resources Inc.(a)	39,483	492,748
US Gold Corp.(a)	43,793	129,627

		1,370,674
OIL & GAS—3.19%
Abraxas Petroleum Corp.(a)	33,388	128,878
Adams Resources & Energy Inc.	5,239	134,642
American Oil & Gas Inc.(a)	40,607	235,521
Arena Resources Inc.(a)	23,005	959,539
Aurora Oil & Gas Corp.(a)	83,957	130,133
BPZ Resources Inc.(a)	43,033	481,109
Brigham Exploration Co.(a)	35,347	265,809
Bronco Drilling Co. Inc.(a)	18,830	279,626
Callon Petroleum Co.(a)	14,709	241,963
Cano Petroleum Inc.(a)	25,938	178,713
Clayton Williams Energy Inc.(a)	5,678	176,926
Contango Oil & Gas Co.(a)	11,141	566,965
Double Eagle Petroleum Co.(a)	11,104	174,999
Dune Energy Inc.(a)	41,409	84,888
Edge Petroleum Corp.(a)	23,031	136,574
Endeavour International Corp.(a)	109,240	146,382
Energy Partners Ltd.(a)	19,681	232,433
FX Energy Inc.(a)	30,181	171,428
Gasco Energy Inc.(a)(b)	78,646	155,719
GeoGlobal Resources Inc.(a)(b)	32,013	158,464
GeoResources Inc.(a)	9,829	88,559

GMX Resources Inc.(a)	9,569	308,887
Gulfport Energy Corp.(a)	18,232	332,916
Harvest Natural Resources Inc.(a)	31,119	388,988
McMoRan Exploration Co.(a)	33,545	439,104
Meridian Resource Corp. (The)(a)	67,510	122,193
Oilsands Quest Inc.(a)	90,526	369,346
Panhandle Oil and Gas Inc.	3,861	98,957
Petroleum Development Corp.(a)	11,780	696,551
PetroQuest Energy Inc.(a)	33,817	483,583
Quest Resource Corp.(a)	19,997	143,378
RAM Energy Resources Inc.(a)(b)	48,684	244,394
SulphCo Inc.(a)(b)	35,994	187,889
Toreador Resources Corp.(a)	13,354	93,344
Transmeridian Exploration Inc.(a)(b)	70,814	140,920
Tri-Valley Corp.(a)(b)	22,029	163,015
TXCO Resources Inc.(a)	27,833	335,666
VAALCO Energy Inc.(a)	49,288	229,189

		9,907,590
OIL & GAS SERVICES—1.67%
Allis-Chalmers Energy Inc.(a)	19,061	281,150
Dawson Geophysical Co.(a)	6,440	460,202
Flotek Industries Inc.(a)	13,206	475,944
Geokinetics Inc.(a)	5,540	107,753
Gulf Island Fabrication Inc.	10,257	325,249
MarkWest Hydrocarbon Inc.	7,160	448,574
Matrix Service Co.(a)	20,019	436,815
Mitcham Industries Inc.(a)	9,170	188,535
NATCO Group Inc. Class A(a)	13,245	717,217
Natural Gas Services Group Inc.(a)	9,711	190,433
Newpark Resources Inc.(a)	70,664	385,119
Particle Drilling Technologies Inc.(a)	33,972	87,648
Superior Offshore International Inc.(a)	6,555	32,906
Superior Well Services Inc.(a)	11,908	252,688
T-3 Energy Services Inc.(a)	4,179	196,455
TGC Industries Inc.(a)	10,098	97,446
Trico Marine Services Inc.(a)	8,439	312,412
Union Drilling Inc.(a)	11,612	183,121

		5,179,667
PACKAGING & CONTAINERS—0.20%
AEP Industries Inc.(a)	6,846	219,140
Astronics Corp.(a)	6,987	296,948
Chesapeake Corp.	21,678	112,509

		628,597
PHARMACEUTICALS—4.97%
ACADIA Pharmaceuticals Inc.(a)	24,220	268,115
Accelrys Inc.(a)	20,198	152,091
Achillion Pharmaceuticals Inc.(a)	11,342	56,597
Acusphere Inc.(a)	49,219	31,500
Adolor Corp.(a)	33,608	154,597
Advanced Life Sciences Holdings Inc.(a)	18,977	32,261
Akorn Inc.(a)	44,570	327,144
Alexza Pharmaceuticals Inc.(a)	18,330	148,290
Alfacell Corp.(a)(b)	46,877	80,628
Allos Therapeutics Inc.(a)	33,940	213,483
Alnylam Pharmaceuticals Inc.(a)	24,672	717,462
Altus Pharmaceuticals Inc.(a)	14,770	76,509
Anadys Pharmaceuticals Inc.(a)	23,203	37,357
Anika Therapeutics Inc.(a)	9,223	133,918
Animal Health International Inc.(a)	8,811	108,375
Antigenics Inc.(a)(b)	29,478	60,135

Array BioPharma Inc.(a)	34,750	292,595
Auxilium Pharmaceuticals Inc.(a)	24,263	727,647
AVANIR Pharmaceuticals Class A(a)	29,474	37,137
AVI BioPharma Inc.(a)(b)	39,850	56,189
Bentley Pharmaceuticals Inc.(a)	13,809	208,378
Bionovo Inc.(a)(b)	42,427	72,550
BioScrip Inc.(a)	30,165	233,175
BioSphere Medical Inc.(a)	13,488	69,193
Bradley Pharmaceuticals Inc.(a)	10,399	204,860
Cadence Pharmaceuticals Inc.(a)	14,652	217,729
Caraco Pharmaceutical Laboratories Ltd.(a)	9,042	155,070
Cell Therapeutics Inc.(a)(b)	42,704	80,284
Chelsea Therapeutics International(a)	23,373	172,960
CollaGenex Pharmaceuticals Inc.(a)	17,691	168,949
CombinatoRX Inc.(a)(b)	22,908	101,712
Cortex Pharmaceuticals Inc.(a)(b)	40,517	20,259
Cyclacel Pharmaceuticals Inc.(a)	16,509	90,469
Cypress Bioscience Inc.(a)	27,120	299,134
Cytrx Corp.(a)(b)	70,349	199,791
Dendreon Corp.(a)(b)	61,244	380,938
Depomed Inc.(a)	40,180	130,987
Discovery Laboratories Inc.(a)	67,016	144,084
DURECT Corp.(a)	51,917	333,826
Dyax Corp.(a)	40,365	147,736
Dynavax Technologies Corp.(a)	35,071	178,161
Emisphere Technologies Inc.(a)	21,316	58,193
Generex Biotechnology Corp.(a)(b)	81,330	131,755
Hemispherx Biopharma Inc.(a)(b)	70,872	55,989
Hi-Tech Pharmacal Co. Inc.(a)	9,707	94,255
Idenix Pharmaceuticals Inc.(a)	15,538	41,953
I-Flow Corp.(a)	19,399	306,116
Immtech Pharmaceuticals Inc.(a)(b)	13,806	47,631
Indevus Pharmaceuticals Inc.(a)	51,523	358,085
InSite Vision Inc.(a)	88,421	66,316
Inspire Pharmaceuticals Inc.(a)	38,632	231,019
Integrated BioPharma Inc.(a)	13,459	34,993
Introgen Therapeutics Inc.(a)(b)	38,165	111,823
Isolagen Inc.(a)	28,772	72,218
ISTA Pharmaceuticals Inc.(a)(b)	25,008	122,539
Javelin Pharmaceuticals Inc.(a)	31,980	119,605
La Jolla Pharmaceutical Co.(a)	17,560	68,835
Ligand Pharmaceuticals Inc. Class B	63,261	305,551
Mannatech Inc.(b)	12,286	77,648
Matrixx Initiatives Inc.(a)	12,030	167,337
Memory Pharmaceuticals Corp.(a)	36,537	20,826
Nabi Biopharmaceuticals(a)	40,289	145,443
Nastech Pharmaceutical Co. Inc.(a)(b)	21,793	82,813
Neogen Corp.(a)	14,262	378,656
Neurocrine Biosciences Inc.(a)	25,433	115,466
Neurogen Corp.(a)	21,847	75,372
NexMed Inc.(a)	86,078	123,092
Noven Pharmaceuticals Inc.(a)	20,594	285,845
NPS Pharmaceuticals Inc.(a)	40,767	156,138
Nutraceutical International Corp.(a)	9,953	131,877
Nutrition 21 Inc.(a)(b)	51,563	35,578
Nuvelo Inc.(a)	34,667	63,441
Osiris Therapeutics Inc.(a)(b)	9,363	112,543
Pain Therapeutics Inc.(a)(b)	30,226	320,396
Penwest Pharmaceuticals Co.(a)	19,632	114,847
PetMed Express Inc.(a)	18,957	229,380
Pharmacopeia Inc.(a)	34,268	163,458
Pharmacyclics Inc.(a)	21,085	30,573
Poniard Pharmaceuticals Inc.(a)(b)	20,486	90,343

POZEN Inc.(a)(b)	19,215	230,580
Progenics Pharmaceuticals Inc.(a)	18,472	333,789
Reliv International Inc.(b)	21,366	174,988
Repros Therapeutics Inc.(a)	11,887	110,787
Rigel Pharmaceuticals Inc.(a)	23,521	597,198
Salix Pharmaceuticals Ltd.(a)(b)	36,527	287,833
Santarus Inc.(a)	40,147	110,404
Schiff Nutrition International Inc.	10,849	62,273
SCOLR Pharma Inc.(a)	41,876	60,301
SIGA Technologies Inc.(a)	20,660	63,633
Somaxon Pharmaceuticals Inc.(a)	7,690	40,065
Spectrum Pharmaceuticals Inc.(a)	25,041	68,112
Star Scientific Inc.(a)	38,779	30,868
Theragenics Corp.(a)	32,061	114,778
Titan Pharmaceuticals Inc.(a)	31,819	53,456
Trimeris Inc.(a)	15,455	107,876
Trubion Pharmaceuticals Inc.(a)	6,096	60,960
Vanda Pharmaceuticals Inc.(a)	19,773	136,038
Vion Pharmaceuticals Inc.(a)	73,626	40,568
VIVUS Inc.(a)	52,592	272,427

		15,427,157
REAL ESTATE—0.55%
Avatar Holdings Inc.(a)(b)	5,484	229,341
California Coastal Communities Inc.(a)	11,681	68,684
Consolidated-Tomoka Land Co.	5,940	372,319
Grubb & Ellis Co.	12,451	79,811
HFF Inc. Class A(a)	11,498	88,995
Hilltop Holdings Inc.(a)	33,777	368,845
HouseValues Inc.(a)(b)	22,629	70,150
Thomas Properties Group Inc.	26,803	288,936
ZipRealty Inc.(a)(b)	26,107	146,199

		1,713,280
REAL ESTATE INVESTMENT TRUSTS—3.61%
Agree Realty Corp.	19,033	572,893
Alesco Financial Inc.(b)	36,838	120,829
American Campus Communities Inc.	18,807	504,968
AmREIT Class A	27,859	199,470
Anworth Mortgage Asset Corp.	32,245	266,344
Arbor Realty Trust Inc.	14,729	237,284
Associated Estates Realty Corp.	17,987	169,797
Capital Trust Inc. Class A(b)	14,174	434,433
CapLease Inc.	55,074	463,723
Capstead Mortgage Corp.	20,720	273,297
Cedar Shopping Centers Inc.	40,816	417,548
Chimera Investment Corp.	5,000	89,400
Cogdell Spencer Inc.	10,223	162,852
Crystal River Capital Inc.	13,201	190,622
DuPont Fabros Technology Inc.	23,448	459,581
Education Realty Trust Inc.	27,927	313,899
Feldman Mall Properties Inc.	22,717	83,826
First Potomac Realty Trust	22,318	385,878
Gladstone Commercial Corp.	37,084	650,453
GMH Communities Trust	30,580	168,802
Hersha Hospitality Trust	50,468	479,446
Impac Mortgage Holdings Inc.(b)	35,263	19,747
Investors Real Estate Trust	33,299	298,692
JER Investors Trust Inc.(b)	14,584	157,070
Kite Realty Group Trust	13,807	210,833
LTC Properties Inc.	22,738	569,587
Medical Properties Trust Inc.	28,683	292,280
MFA Mortgage Investments Inc.	62,250	575,813

Monmouth Real Estate Investment Corp. Class A	37,189	301,231
One Liberty Properties Inc.	23,489	431,493
PMC Commercial Trust	15,420	165,919
Ramco-Gershenson Properties Trust	15,720	335,936
Sun Communities Inc.	14,523	306,000
Universal Health Realty Income Trust	17,898	634,305
Urstadt Biddle Properties Inc. Class A	6,113	94,752
Vestin Realty Mortgage II Inc.	45,751	171,566

		11,210,569
RETAIL—2.90%
A.C. Moore Arts & Crafts Inc.(a)	13,196	181,445
AFC Enterprises Inc.(a)	19,756	223,638
Allion Healthcare Inc.(a)	11,473	62,987
America’s Car-Mart Inc.(a)	11,380	142,819
Big 5 Sporting Goods Corp.	15,317	220,871
BJ’s Restaurants Inc.(a)	16,709	271,688
Bluefly Inc.(a)(b)	120,529	89,191
Books-A-Million Inc.	14,187	169,109
BUCA Inc.(a)	25,131	22,618
Buffalo Wild Wings Inc.(a)	12,850	298,377
Build-A-Bear Workshop Inc.(a)	10,525	146,824
Cache Inc.(a)	12,033	112,388
California Pizza Kitchen Inc.(a)	25,758	401,052
Casual Male Retail Group Inc.(a)	28,436	147,298
Charlotte Russe Holding Inc.(a)	17,636	284,821
Citi Trends Inc.(a)	10,276	158,661
Cosi Inc.(a)	36,988	82,853
Cost Plus Inc.(a)(b)	19,276	83,658
CSK Auto Corp.(a)	31,124	155,931
dELiA*s Inc.(a)	19,003	51,498
Denny’s Corp.(a)	73,508	275,655
Design Within Reach Inc.(a)	22,907	84,756
Duckwall-ALCO Stores Inc.(a)	434	13,853
Eddie Bauer Holdings Inc.(a)	22,908	145,466
EZCORP Inc.(a)	32,567	367,681
Famous Dave’s of America Inc.(a)	12,443	168,727
Finish Line Inc. (The) Class A	28,043	67,864
Fred’s Inc.	26,168	251,998
Hastings Entertainment Inc.(a)	10,149	94,690
Haverty Furniture Companies Inc.	17,833	160,319
Hot Topic Inc.(a)	32,733	190,506
Jamba Inc.(a)(b)	36,589	135,379
Kona Grill Inc.(a)	4,685	68,307
Krispy Kreme Doughnuts Inc.(a)	45,263	143,031
Lithia Motors Inc. Class A	8,201	112,600
Luby’s Inc.(a)	23,045	234,137
MarineMax Inc.(a)(b)	12,983	201,237
McCormick & Schmick’s Seafood Restaurants Inc.(a)	10,980	130,991
Mothers Work Inc.(a)	4,466	77,708
Nathan’s Famous Inc.(a)	7,529	131,532
O’Charley’s Inc.	21,378	320,242
PriceSmart Inc.	9,860	296,392
Restoration Hardware Inc.(a)	22,327	146,688
Rex Stores Corp.(a)	5,498	86,703
Rubio’s Restaurants Inc.(a)	15,407	127,108
Rush Enterprises Inc. Class A(a)	26,498	481,734
Ruth’s Chris Steak House Inc.(a)	13,380	119,617
Shoe Carnival Inc.(a)	7,892	111,356
Sport Supply Group Inc.	8,919	70,906
Steak n Shake Co. (The)(a)	16,515	180,014

Stein Mart Inc.	19,098	90,525
Susser Holdings Corp.(a)	5,647	115,764
Systemax Inc.(b)	6,311	128,240
Tuesday Morning Corp.	18,280	92,680
West Marine Inc.(a)	13,449	120,772
Wet Seal Inc. Class A(a)	59,554	138,761

		8,991,666
SAVINGS & LOANS—1.89%
Abington Bancorp Inc.	16,331	153,511
American Bancorp of New Jersey	19,648	199,034
BankAtlantic Bancorp Inc. Class A	23,750	97,375
BankFinancial Corp.	20,267	320,624
Berkshire Hills Bancorp Inc.	13,869	360,594
Beverly Hills Bancorp Inc.	16,075	81,983
CFS Bancorp Inc.	35,080	513,571
Citizens First Bancorp Inc.	12,122	148,737
Dime Community Bancshares Inc.	16,519	210,948
First Financial Holdings Inc.	13,460	369,073
First Place Financial Corp.	16,849	235,718
Flushing Financial Corp.	18,969	304,452
Franklin Bank Corp.(a)	21,451	92,454
Great Lakes Bancorp Inc.(a)	11,071	141,930
KNBT Bancorp Inc.	29,318	452,084
Legacy Bancorp Inc.	17,533	232,488
OceanFirst Financial Corp.	11,969	189,230
Provident New York Bancorp	43,661	564,100
TierOne Corp.	15,688	347,489
United Community Financial Corp.	34,335	189,529
Willow Financial Bancorp Inc.	27,715	232,529
WSFS Financial Corp.	8,651	434,280

		5,871,733
SEMICONDUCTORS—3.53%
Actel Corp.(a)	22,948	313,470
Advanced Analogic Technologies Inc.(a)	28,805	324,920
ANADIGICS Inc.(a)	43,021	497,753
Asyst Technologies Inc.(a)	36,548	119,146
Aviza Technology Inc.(a)	18,994	36,468
AXT Inc.(a)	23,447	145,371
Bookham Inc.(a)	63,631	151,442
Cascade Microtech Inc.(a)	8,649	88,047
CEVA Inc.(a)	17,699	215,397
Cohu Inc.	19,926	304,868
Credence Systems Corp.(a)	73,622	178,165
DSP Group Inc.(a)	21,851	266,582
EMCORE Corp.(a)(b)	30,846	471,944
Exar Corp.(a)	30,038	239,403
FSI International Inc.(a)	34,007	61,213
Genesis Microchip Inc.(a)	25,018	214,404
Ikanos Communications Inc.(a)	19,448	104,630
Integrated Silicon Solution Inc.(a)	33,676	222,935
IXYS Corp.(a)	21,930	175,879
Kopin Corp.(a)	64,382	203,447
Kulicke and Soffa Industries Inc.(a)	42,371	290,665
Lattice Semiconductor Corp.(a)	77,838	252,974
Leadis Technology Inc.(a)	33,687	96,345
LTX Corp.(a)	48,229	153,368
Mattson Technology Inc.(a)	40,367	345,542
Microtune Inc.(a)	45,167	294,941
Mindspeed Technologies Inc.(a)(b)	77,105	94,068
MIPS Technologies Inc. Class A(a)	39,351	195,181
Monolithic Power Systems Inc.(a)	18,981	407,522

MoSys Inc.(a)	19,165	92,950
Nanometrics Inc.(a)	12,581	124,049
Nextest Systems Corp.(a)	8,925	177,518
Pericom Semiconductor Corp.(a)	21,076	394,121
Photronics Inc.(a)	26,178	326,440
PLX Technology Inc.(a)	24,578	228,575
QuickLogic Corp.(a)	26,867	88,661
Rudolph Technologies Inc.(a)	24,475	277,057
Semitool Inc.(a)	14,660	127,249
SigmaTel Inc.(a)	29,184	61,578
Standard Microsystems Corp.(a)	18,155	709,316
Supertex Inc.(a)	9,709	303,795
Syntax-Brillian Corp.(a)(b)	40,224	123,890
Techwell Inc.(a)	12,443	136,997
TranSwitch Corp.(a)	106,674	93,873
Ultra Clean Holdings Inc.(a)	13,920	169,824
Ultratech Inc.(a)(b)	21,960	249,026
Veeco Instruments Inc.(a)	22,317	372,694
Virage Logic Corp.(a)	18,983	158,508
Volterra Semiconductor Corp.(a)(b)	15,458	170,502
White Electronic Designs Corp.(a)	19,547	90,698

		10,943,411
SOFTWARE—3.85%
Actuate Corp.(a)	47,892	372,121
American Software Inc. Class A	21,875	185,938
AMICAS Inc.(a)	59,174	157,403
BladeLogic Inc.(a)	3,008	88,947
Borland Software Corp.(a)	63,534	191,237
Bottomline Technologies Inc.(a)	16,989	237,846
Callidus Software Inc.(a)	23,913	123,630
CAM Commerce Solutions Inc.	2,854	119,326
Captaris Inc.(a)	31,617	136,585
Computer Programs and Systems Inc.	10,024	227,946
Concur Technologies Inc.(a)	32,316	1,170,162
Concurrent Computer Corp.(a)	76,203	63,248
Convera Corp. Class A(a)(b)	23,764	65,826
Digi International Inc.(a)	23,818	337,977
DivX Inc.(a)	15,583	218,162
Double-Take Software Inc.(a)	5,590	121,415
Emageon Inc.(a)	18,969	75,876
EPIQ Systems Inc.(a)	21,291	370,676
FalconStor Software Inc.(a)	24,526	276,163
GSE Systems Inc.(a)	12,139	124,303
infoUSA Inc.	20,471	182,806
InnerWorkings Inc.(a)	15,905	274,520
Interactive Intelligence Inc.(a)	10,190	268,507
INVESTools Inc.(a)	41,856	742,525
JDA Software Group Inc.(a)	19,786	404,822
MGT Capital Investments Inc.(a)	23,522	89,148
Moldflow Corp.(a)	11,138	179,433
Monotype Imaging Holdings Inc.(a)	7,227	109,634
MSC Software Corp.(a)	30,777	399,793
Omnicell Inc.(a)	27,543	741,733
OpenTV Corp.(a)	59,529	78,578
OPNET Technologies Inc.(a)	8,030	72,752
Packeteer Inc.(a)	30,447	187,554
PDF Solutions Inc.(a)	18,642	167,964
Phase Forward Inc.(a)	31,556	686,343
Phoenix Technologies Ltd.(a)	22,012	283,515
PLATO Learning Inc.(a)	29,266	116,186
Schawk Inc.	9,848	152,841
SeaChange International Inc.(a)	23,697	171,329

Smith Micro Software Inc.(a)	20,356	172,415
Softbrands Inc.(a)	42,828	77,090
SourceForge Inc.(a)	51,161	125,344
SYNNEX Corp.(a)	9,720	190,512
Taleo Corp. Class A(a)	12,837	382,286
Ultimate Software Group Inc.(a)	20,842	655,898
Viewpoint Corp.(a)	55,827	65,876
Visual Sciences Inc.(a)	16,289	301,021

		11,945,212
TELECOMMUNICATIONS—3.84%
Adaptec Inc.(a)	100,109	338,368
Airspan Networks Inc.(a)	49,680	87,437
Alaska Communications Systems Group Inc.	33,506	502,590
Anaren Inc.(a)	14,729	242,881
Applied Signal Technology Inc.	14,869	201,921
ARRIS Group Inc.(a)	1	7
Atlantic Tele-Network Inc.	6,231	210,483
Avanex Corp.(a)	147,561	147,561
Avici Systems Inc.	13,689	108,554
Aware Inc.(a)	21,571	90,382
CalAmp Corp.(a)	21,602	60,054
Carrier Access Corp.(a)	20,698	49,675
Consolidated Communications Holdings Inc.	16,734	333,007
D&E Communications Inc.	16,337	236,070
Ditech Networks Inc.(a)	20,568	71,371
EFJ Inc.(a)	23,827	65,286
8x8 Inc.(a)(b)	66,552	59,231
EMS Technologies Inc.(a)	11,150	337,176
Endwave Corp.(a)	9,322	67,771
Extreme Networks Inc.(a)	82,862	293,331
FairPoint Communications Inc.	25,838	336,411
FiberTower Corp.(a)	75,501	172,142
GeoEye Inc.(a)	12,766	429,576
Globecomm Systems Inc.(a)	15,459	180,870
Harmonic Inc.(a)	60,732	636,471
Hickory Tech Corp.	24,597	230,228
Hypercom Corp.(a)	46,012	229,140
I.D. Systems Inc.(a)(b)	9,387	116,962
Iowa Telecommunications Services Inc.	25,703	417,931
iPCS Inc.	15,361	552,842
Knology Inc.(a)	19,508	249,312
KVH Industries Inc.(a)	21,521	173,459
Lantronix Inc.(a)	67,552	52,015
LCC International Inc. Class A(a)	31,722	57,100
MRV Communications Inc.(a)	104,629	242,739
Network Equipment Technologies Inc.(a)	21,708	182,781
Neutral Tandem Inc.(a)	4,718	89,736
Newport Corp.(a)	23,490	300,437
NMS Communications Corp.(a)	55,216	89,450
North Pittsburgh Systems Inc.	15,756	357,504
Novatel Wireless Inc.(a)(b)	23,533	381,235
Oplink Communications Inc.(a)	15,564	238,907
ORBCOMM Inc.(a)(b)	17,885	112,497
ParkerVision Inc.(a)(b)	16,435	260,002
Radyne Corp.(a)	16,849	155,011
Rural Cellular Corp. Class A(a)	9,972	439,665
Shenandoah Telecommunications Co.	17,776	426,268
SureWest Communications	13,184	225,446
Switch & Data Facilities Co. Inc.(a)	9,222	147,736
Symmetricom Inc.(a)	39,864	187,759
Telkonet Inc.(a)(b)	48,220	40,023
Tollgrade Communications Inc.(a)	13,669	109,625

USA Mobility Inc.(a)	19,577	279,951
Vonage Holdings Corp.(a)(b)	41,625	95,738
Westell Technologies Inc. Class A(a)	64,462	92,825
Zhone Technologies Inc.(a)	97,373	113,926

		11,906,876
TEXTILES—0.09%
Angelica Corp.	8,340	159,294
Dixie Group Inc.(a)	15,682	129,533

		288,827
TOYS, GAMES & HOBBIES—0.15%
JAKKS Pacific Inc.(a)	19,701	465,141

		465,141
TRANSPORTATION—0.98%
ABX Air Inc.(a)	48,831	204,114
Arlington Tankers Ltd.	14,601	323,120
Celadon Group Inc.(a)	21,578	197,654
Covenant Transportation Group Class A(a)	13,817	92,850
Double Hull Tankers Inc.	21,655	265,057
Dynamex Inc.(a)	13,200	357,192
Frozen Food Express Industries Inc.	21,057	124,236
Knightsbridge Tankers Ltd.	14,797	357,348
Marten Transport Ltd.(a)	15,305	213,505
PHI Inc.(a)	10,460	324,469
Saia Inc.(a)	14,033	186,639
TBS International Ltd.(a)	2,660	87,940
Universal Truckload Services Inc.(a)	8,871	169,968
USA Truck Inc.(a)	9,701	149,395

		3,053,487
TRUCKING & LEASING—0.08%
Greenbrier Companies Inc. (The)	10,691	237,982

		237,982
WATER—0.84%
American States Water Co.	12,921	486,863
Connecticut Water Service Inc.	18,310	431,567
Consolidated Water Co. Ltd.(b)	13,076	329,384
Middlesex Water Co.	19,856	376,271
Pure Cycle Corp.(a)	20,845	160,298
SJW Corp.	13,417	465,167
Southwest Water Co.	28,420	355,818

		2,605,368

TOTAL COMMON STOCKS
(Cost: $364,410,313)		310,241,728

Security	Shares	Value

RIGHTS—0.00%

APPAREL—0.00%
Mossimo Inc.(c)	21,276	2

		2
ELECTRICAL COMPONENTS & EQUIPMENT—0.00%
Medis Technologies Ltd.(b)(c)	1,271	—

		—

TOTAL RIGHTS
(Cost: $0)		2

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.65%

MONEY MARKET FUNDS—5.65%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(d)(e)	1,164,866	1,164,866
BGI Cash Premier Fund LLC
4.90%(d)(e)(f)	16,360,806	16,360,806

		17,525,672

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,525,672)		17,525,672

TOTAL INVESTMENTS IN SECURITIES—105.64%
(Cost: $381,935,985)		327,767,402
Other Assets, Less Liabilities—(5.64)%		(17,488,271)

NET ASSETS—100.00%		$310,279,131

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.82%

ADVERTISING—0.33%
Clear Channel Outdoor Holdings Inc. Class A(a)	37,122	$1,026,795
Getty Images Inc.(a)	46,441	1,346,789
Harte-Hanks Inc.	46,726	808,360
Interpublic Group of Companies Inc. (The)(a)(b)	436,553	3,540,445
Lamar Advertising Co.	77,092	3,705,812
R.H. Donnelley Corp.(a)	66,139	2,412,751

		12,840,952
AEROSPACE & DEFENSE—1.12%
Alliant Techsystems Inc.(a)	30,854	3,509,951
BE Aerospace Inc.(a)	85,880	4,543,052
DRS Technologies Inc.	37,857	2,054,499
Goodrich Corp.	116,497	8,225,853
L-3 Communications Holdings Inc.	116,533	12,345,506
Rockwell Collins Inc.	155,818	11,214,221
Spirit AeroSystems Holdings Inc. Class A(a)	65,714	2,267,133

		44,160,215
AGRICULTURE—0.76%
Bunge Ltd.	112,430	13,087,976
Carolina Group	100,957	8,611,632
UST Inc.	149,114	8,171,447

		29,871,055
AIRLINES—0.67%
AMR Corp.(a)(b)	224,003	3,142,762
Continental Airlines Inc. Class B(a)	90,495	2,013,514
Copa Holdings SA Class A	16,261	610,926
Delta Air Lines Inc.(a)	250,370	3,728,009
Northwest Airlines Corp.(a)	245,164	3,557,330
Southwest Airlines Co.	683,730	8,341,506
UAL Corp.(a)	107,676	3,839,726
US Airways Group Inc.(a)	75,913	1,116,680

		26,350,453
APPAREL—0.82%
Coach Inc.(a)	345,671	10,570,619
Crocs Inc.(a)	74,342	2,736,529
Guess? Inc.	50,580	1,916,476
Hanesbrands Inc.(a)	89,664	2,436,171
Jones Apparel Group Inc.	79,526	1,271,621
Liz Claiborne Inc.	97,402	1,982,131
Phillips-Van Heusen Corp.	52,042	1,918,268
Polo Ralph Lauren Corp.	57,008	3,522,524
VF Corp.	83,194	5,712,100

		32,066,439

AUTO MANUFACTURERS—0.41%
Ford Motor Co.(a)	1,882,735	12,670,807
Oshkosh Truck Corp.	69,051	3,263,350

		15,934,157
AUTO PARTS & EQUIPMENT—0.46%
Autoliv Inc.	74,068	3,904,124
BorgWarner Inc.	108,015	5,229,006
Goodyear Tire & Rubber Co. (The)(a)	195,173	5,507,782
TRW Automotive Holdings Corp.(a)	39,656	828,810
WABCO Holdings Inc.	55,994	2,804,739

		18,274,461
BANKS—2.66%
Associated Banc-Corp	118,745	3,216,802
BancorpSouth Inc.	76,606	1,808,668
Bank of Hawaii Corp.	46,156	2,360,418
BOK Financial Corp.	20,642	1,067,191
City National Corp.	38,043	2,265,461
Colonial BancGroup Inc. (The)	148,099	2,005,260
Comerica Inc.	145,121	6,317,117
Commerce Bancorp Inc.	178,145	6,794,450
Commerce Bancshares Inc.	68,074	3,053,800
Cullen/Frost Bankers Inc.	55,898	2,831,793
East West Bancorp Inc.	58,973	1,428,916
First Citizens BancShares Inc. Class A	5,616	819,094
First Horizon National Corp.(b)	117,160	2,126,454
Fulton Financial Corp.	161,399	1,810,897
Huntington Bancshares Inc.	340,032	5,018,872
KeyCorp	370,018	8,676,922
M&T Bank Corp.	66,703	5,440,964
Marshall & Ilsley Corp.	241,120	6,384,858
Northern Trust Corp.	204,318	15,646,672
Popular Inc.	260,200	2,758,120
Synovus Financial Corp.	258,035	6,213,483
TCF Financial Corp.	120,487	2,160,332
UnionBanCal Corp.	44,455	2,174,294
Valley National Bancorp	112,124	2,137,084
Webster Financial Corp.	49,890	1,594,983
Whitney Holding Corp.	62,970	1,646,666
Wilmington Trust Corp.	63,901	2,249,315
Zions Bancorporation	100,616	4,697,761

		104,706,647
BEVERAGES—0.82%
Brown-Forman Corp. Class B	72,489	5,372,160
Coca-Cola Enterprises Inc.	290,055	7,550,132
Constellation Brands Inc. Class A(a)	178,436	4,218,227
Hansen Natural Corp.(a)	63,406	2,808,252
Molson Coors Brewing Co. Class B	101,927	5,261,472
Pepsi Bottling Group Inc.	131,099	5,173,167
PepsiAmericas Inc.	54,846	1,827,469

		32,210,879
BIOTECHNOLOGY—0.55%
Abraxis BioScience Inc.(a)	5,988	411,795
Charles River Laboratories International Inc.(a)	62,687	4,124,805
Invitrogen Corp.(a)(b)	43,548	4,067,819
Millennium Pharmaceuticals Inc.(a)	298,902	4,477,552
Millipore Corp.(a)	50,157	3,670,489
PDL BioPharma Inc.(a)	108,666	1,903,828
Vertex Pharmaceuticals Inc.(a)	121,896	2,831,644

		21,487,932

BUILDING MATERIALS—0.76%
Armstrong World Industries Inc.(a)	18,063	724,507
Eagle Materials Inc.	41,239	1,463,160
Lennox International Inc.	50,543	2,093,491
Martin Marietta Materials Inc.	39,704	5,264,750
Masco Corp.	351,408	7,593,927
Owens Corning(a)(b)	102,731	2,077,221
Trane Inc.	168,134	7,853,539
USG Corp.(a)(b)	74,633	2,671,115

		29,741,710
CHEMICALS—2.93%
Air Products and Chemicals Inc.	201,727	19,896,334
Airgas Inc.	73,110	3,809,762
Albemarle Corp.	74,276	3,063,885
Ashland Inc.	52,275	2,479,403
Cabot Corp.	63,077	2,102,987
Celanese Corp. Class A	118,528	5,016,105
Chemtura Corp.	224,832	1,753,690
Cytec Industries Inc.	39,148	2,410,734
Eastman Chemical Co.	78,314	4,784,202
Ecolab Inc.	162,624	8,327,975
FMC Corp.	71,293	3,889,033
Huntsman Corp.	84,151	2,162,681
International Flavors & Fragrances Inc.	75,386	3,628,328
Lubrizol Corp.	64,295	3,482,217
Mosaic Co. (The)(a)	144,063	13,590,903
PPG Industries Inc.	152,926	10,739,993
Rohm & Haas Co.	128,044	6,795,295
RPM International Inc.	112,530	2,284,359
Sherwin-Williams Co. (The)	103,302	5,995,648
Sigma-Aldrich Corp.	122,327	6,679,054
Valspar Corp. (The)	95,527	2,153,179
Westlake Chemical Corp.	18,033	342,447

		115,388,214
COAL—1.00%
Arch Coal Inc.	132,727	5,963,424
CONSOL Energy Inc.	169,606	12,130,221
Foundation Coal Holdings Inc.	42,121	2,211,352
Massey Energy Co.	75,533	2,700,305
Patriot Coal Corp.(a)	24,522	1,023,548
Peabody Energy Corp.	246,743	15,209,239

		39,238,089
COMMERCIAL SERVICES—2.30%
Alliance Data Systems Corp.(a)(b)	72,874	5,464,821
Apollo Group Inc. Class A(a)	134,708	9,449,766
Avis Budget Group Inc.(a)	95,072	1,235,936
Career Education Corp.(a)	88,662	2,228,963
ChoicePoint Inc.(a)	66,637	2,426,920
Convergys Corp.(a)	127,551	2,099,489
Corporate Executive Board Co. (The)	33,042	1,985,824
Corrections Corp. of America(a)	114,253	3,371,606
Equifax Inc.	122,641	4,459,227
Genpact Ltd.(a)	32,960	501,981
H&R Block Inc.	300,573	5,581,641
Hertz Global Holdings Inc.(a)	298,629	4,745,215
Hewitt Associates Inc. Class A(a)	88,396	3,384,683
Iron Mountain Inc.(a)	164,770	6,099,785
ITT Educational Services Inc.(a)	37,883	3,230,283
Manpower Inc.	78,683	4,477,063
Monster Worldwide Inc.(a)	117,075	3,793,230

Pharmaceutical Product Development Inc.	96,364	3,890,215
Quanta Services Inc.(a)(b)	153,087	4,017,003
R.R. Donnelley & Sons Co.	204,786	7,728,624
Robert Half International Inc.	136,824	3,699,721
Service Corp. International	259,451	3,645,287
United Rentals Inc.(a)	79,753	1,464,265
Weight Watchers International Inc.	32,889	1,485,925

		90,467,473
COMPUTERS—2.49%
Affiliated Computer Services Inc. Class A(a)	86,222	3,888,612
Brocade Communications Systems Inc.(a)	373,194	2,739,244
Cadence Design Systems Inc.(a)	258,944	4,404,637
Cognizant Technology Solutions Corp.(a)	267,686	9,085,263
Computer Sciences Corp.(a)	161,186	7,973,871
Diebold Inc.	61,137	1,771,750
DST Systems Inc.(a)	50,202	4,144,175
Electronic Data Systems Corp.	473,916	9,824,279
FactSet Research Systems Inc.	39,993	2,227,610
Lexmark International Inc. Class A(a)	88,059	3,069,737
NCR Corp.(a)	167,466	4,203,397
Network Appliance Inc.(a)	328,393	8,196,689
Riverbed Technology Inc.(a)	18,518	495,171
SanDisk Corp.(a)	212,356	7,043,849
Seagate Technology	506,260	12,909,630
Synopsys Inc.(a)	134,600	3,490,178
Teradata Corp.(a)	167,585	4,593,505
Unisys Corp.(a)	324,185	1,533,395
Western Digital Corp.(a)	206,503	6,238,456

		97,833,448
COSMETICS & PERSONAL CARE—0.59%
Alberto-Culver Co.	77,853	1,910,513
Avon Products Inc.	408,679	16,155,081
Bare Escentuals Inc.(a)(b)	36,310	880,517
Estee Lauder Companies Inc. (The) Class A	101,578	4,429,817

		23,375,928
DISTRIBUTION & WHOLESALE—0.62%
Fastenal Co.	117,603	4,753,513
Genuine Parts Co.	158,543	7,340,541
Ingram Micro Inc. Class A(a)	134,972	2,434,895
Pool Corp.(b)	46,043	913,033
Tech Data Corp.(a)	51,187	1,930,774
W.W. Grainger Inc.	62,565	5,475,689
WESCO International Inc.(a)	42,508	1,685,017

		24,533,462
DIVERSIFIED FINANCIAL SERVICES—3.39%
Affiliated Managers Group Inc.(a)(b)	27,728	3,256,931
AmeriCredit Corp.(a)(b)	109,952	1,406,286
Ameriprise Financial Inc.	219,076	12,073,278
BlackRock Inc.	59,454	12,889,627
CIT Group Inc.	178,524	4,289,932
E*TRADE Financial Corp.(a)(b)	398,071	1,413,152
Eaton Vance Corp.	100,402	4,559,255
Federated Investors Inc. Class B	81,055	3,336,224
First Marblehead Corp. (The)(b)	57,122	873,967
GLG Partners Inc.(a)(b)	49,403	671,881
IndyMac Bancorp Inc.(b)	74,280	441,966
IntercontinentalExchange Inc.(a)	65,509	12,610,482
Invesco Ltd.(b)	390,787	12,262,896
Investment Technology Group Inc.(a)	41,305	1,965,705

Janus Capital Group Inc.	163,220	5,361,777
Jefferies Group Inc.	116,820	2,692,701
Lazard Ltd. Class A	48,040	1,954,267
Legg Mason Inc.	122,761	8,979,967
MF Global Ltd.(a)	90,717	2,854,864
NASDAQ Stock Market Inc. (The)(a)	104,797	5,186,404
NYMEX Holdings Inc.	85,777	11,460,665
Raymond James Financial Inc.	87,601	2,861,049
Student Loan Corp. (The)	3,755	413,050
T. Rowe Price Group Inc.	247,348	15,058,546
TD Ameritrade Holding Corp.(a)	230,991	4,633,679

		133,508,551
ELECTRIC—6.58%
AES Corp. (The)(a)	621,641	13,296,901
Allegheny Energy Inc.	154,289	9,814,323
Alliant Energy Corp.	105,890	4,308,664
Ameren Corp.	192,844	10,454,073
American Electric Power Co. Inc.	371,352	17,290,149
CenterPoint Energy Inc.	298,563	5,114,384
CMS Energy Corp.	209,009	3,632,576
Consolidated Edison Inc.	251,893	12,304,973
Constellation Energy Group Inc.	167,909	17,215,710
DPL Inc.	105,430	3,125,999
DTE Energy Co.	152,345	6,697,086
Dynegy Inc. Class A(a)	314,655	2,246,637
Edison International	303,406	16,192,778
Energy East Corp.	147,211	4,005,611
Great Plains Energy Inc.	80,036	2,346,656
Hawaiian Electric Industries Inc.	76,396	1,739,537
Integrys Energy Group Inc.	70,498	3,644,042
MDU Resources Group Inc.	169,362	4,676,085
Mirant Corp.(a)(b)	238,334	9,290,259
Northeast Utilities	143,946	4,506,949
NRG Energy Inc.(a)	225,685	9,781,188
NSTAR	99,488	3,603,455
OGE Energy Corp.	85,483	3,102,178
Pepco Holdings Inc.	179,704	5,270,718
PG&E Corp.	327,315	14,104,003
Pinnacle West Capital Corp.	93,315	3,957,489
PPL Corp.	359,422	18,722,292
Progress Energy Inc.	240,103	11,628,188
Puget Energy Inc.	108,822	2,984,987
Reliant Energy Inc.(a)	318,191	8,349,332
SCANA Corp.	108,568	4,576,141
Sierra Pacific Resources Corp.	205,998	3,497,846
TECO Energy Inc.	195,176	3,358,979
Wisconsin Energy Corp.	108,946	5,306,760
Xcel Energy Inc.	380,916	8,597,274

		258,744,222
ELECTRICAL COMPONENTS & EQUIPMENT—0.52%
AMETEK Inc.	99,426	4,657,114
Energizer Holdings Inc.(a)	52,540	5,891,310
General Cable Corp.(a)(b)	48,682	3,567,417
Hubbell Inc. Class B	55,530	2,865,348
Molex Inc.	128,118	3,497,621

		20,478,810
ELECTRONICS—1.99%
Agilent Technologies Inc.(a)	351,325	12,907,680
Amphenol Corp. Class A	166,461	7,718,797
Applied Biosystems Group	156,532	5,309,565

Arrow Electronics Inc.(a)	115,418	4,533,619
Avnet Inc.(a)	139,030	4,861,879
AVX Corp.	47,092	631,975
Dolby Laboratories Inc. Class A(a)	36,754	1,827,409
Garmin Ltd.	107,545	10,431,865
Gentex Corp.	133,073	2,364,707
Jabil Circuit Inc.	170,966	2,610,651
Mettler-Toledo International Inc.(a)	35,187	4,004,281
National Instruments Corp.	53,527	1,784,055
PerkinElmer Inc.	111,414	2,898,992
Sanmina-SCI Corp.(a)	494,870	900,663
Thomas & Betts Corp.(a)	54,179	2,656,938
Trimble Navigation Ltd.(a)	111,162	3,361,539
Vishay Intertechnology Inc.(a)	172,297	1,965,909
Waters Corp.(a)	93,887	7,423,645

		78,194,169
ENERGY - ALTERNATE SOURCES—0.38%
Covanta Holding Corp.(a)(b)	111,847	3,093,688
First Solar Inc.(a)(b)	33,239	8,879,466
SunPower Corp. Class A(a)(b)	23,094	3,011,227

		14,984,381
ENGINEERING & CONSTRUCTION—1.52%
Fluor Corp.	82,108	11,964,778
Foster Wheeler Ltd.(a)	65,537	10,159,546
Jacobs Engineering Group Inc.(a)	110,982	10,610,989
KBR Inc.(a)	157,108	6,095,790
McDermott International Inc.(a)	207,232	12,232,905
Shaw Group Inc. (The)(a)	75,193	4,544,665
URS Corp.(a)	73,776	4,008,250

		59,616,923
ENTERTAINMENT—0.60%
DreamWorks Animation SKG Inc. Class A(a)	61,376	1,567,543
International Game Technology Inc.	298,258	13,102,474
International Speedway Corp. Class A	32,284	1,329,455
Penn National Gaming Inc.(a)	68,242	4,063,811
Regal Entertainment Group Class A	72,597	1,311,828
Scientific Games Corp. Class A(a)(b)	60,291	2,004,676
Warner Music Group Corp.	34,007	206,082

		23,585,869
ENVIRONMENTAL CONTROL—0.40%
Allied Waste Industries Inc.(a)(b)	266,338	2,935,045
Nalco Holding Co.	134,425	3,250,396
Republic Services Inc.	154,895	4,855,958
Stericycle Inc.(a)	81,729	4,854,703

		15,896,102
FOOD—2.90%
Campbell Soup Co.	215,200	7,689,096
ConAgra Foods Inc.	463,779	11,033,302
Corn Products International Inc.	69,307	2,547,032
Dean Foods Co.	121,045	3,130,224
Del Monte Foods Co.	188,196	1,780,334
H.J. Heinz Co.	302,498	14,120,607
Hershey Co. (The)	156,802	6,177,999
Hormel Foods Corp.	68,851	2,787,088
J.M. Smucker Co. (The)	52,653	2,708,470
McCormick & Co. Inc. NVS	121,627	4,610,880
Safeway Inc.	411,219	14,067,802
Sara Lee Corp.	683,980	10,984,719

Smithfield Foods Inc.(a)	101,655	2,939,863
SUPERVALU Inc.	195,501	7,335,198
Tyson Foods Inc. Class A	245,961	3,770,582
Whole Foods Market Inc.	131,568	5,367,974
Wm. Wrigley Jr. Co.	223,131	13,064,320

		114,115,490
FOREST PRODUCTS & PAPER—0.64%
Domtar Corp.(a)	400,616	3,080,737
Louisiana-Pacific Corp.	97,283	1,330,831
MeadWestvaco Corp.	171,659	5,372,927
Plum Creek Timber Co. Inc.	164,609	7,578,598
Rayonier Inc.	72,133	3,407,563
Smurfit-Stone Container Corp.(a)	237,542	2,508,444
Temple-Inland Inc.	98,537	2,054,496

		25,333,596
GAS—0.94%
AGL Resources Inc.	72,346	2,723,100
Atmos Energy Corp.	82,728	2,319,693
Energen Corp.	66,681	4,282,921
NiSource Inc.	255,097	4,818,782
Sempra Energy	245,664	15,201,688
Southern Union Co.	100,105	2,939,083
UGI Corp.	98,947	2,696,306
Vectren Corp.	71,278	2,067,775

		37,049,348
HAND & MACHINE TOOLS—0.41%
Black & Decker Corp. (The)	58,215	4,054,675
Kennametal Inc.	72,416	2,741,670
Lincoln Electric Holdings Inc.	39,941	2,843,000
Snap-On Inc.	54,096	2,609,591
Stanley Works (The)	77,539	3,759,091

		16,008,027
HEALTH CARE - PRODUCTS—2.23%
Advanced Medical Optics Inc.(a)	55,900	1,371,227
Beckman Coulter Inc.	57,567	4,190,878
C.R. Bard Inc.	96,327	9,131,800
Cooper Companies Inc. (The)	41,573	1,579,774
DENTSPLY International Inc.	141,304	6,361,506
Edwards Lifesciences Corp.(a)	53,588	2,464,512
Gen-Probe Inc.(a)	48,821	3,072,306
Henry Schein Inc.(a)	82,603	5,071,824
Hillenbrand Industries Inc.	57,375	3,197,509
IDEXX Laboratories Inc.(a)	57,635	3,379,140
Intuitive Surgical Inc.(a)	34,890	11,321,805
Kinetic Concepts Inc.(a)	49,641	2,658,772
Patterson Companies Inc.(a)	129,606	4,400,124
ResMed Inc.(a)	72,509	3,808,898
Respironics Inc.(a)	68,564	4,489,571
St. Jude Medical Inc.(a)	315,035	12,803,022
TECHNE Corp.(a)	36,680	2,422,714
Varian Medical Systems Inc.(a)	118,711	6,191,966

		87,917,348
HEALTH CARE - SERVICES—1.86%
Brookdale Senior Living Inc.	35,156	998,782
Community Health Systems Inc.(a)	89,138	3,285,627
Covance Inc.(a)	59,101	5,119,329
Coventry Health Care Inc.(a)	145,631	8,628,637
DaVita Inc.(a)	98,085	5,527,090

Health Management Associates Inc. Class A	225,990	1,351,420
Health Net Inc.(a)	104,370	5,041,071
Humana Inc.(a)	156,522	11,787,672
Laboratory Corp. of America Holdings(a)	109,527	8,272,574
LifePoint Hospitals Inc.(a)(b)	53,825	1,600,755
Lincare Holdings Inc.(a)	78,081	2,745,328
Pediatrix Medical Group Inc.(a)	45,113	3,074,451
Quest Diagnostics Inc.	145,436	7,693,564
Sierra Health Services Inc.(a)	51,656	2,167,486
Tenet Healthcare Corp.(a)	440,633	2,238,416
Universal Health Services Inc. Class B	42,344	2,168,013
WellCare Health Plans Inc.(a)	38,557	1,635,202

		73,335,417
HOLDING COMPANIES - DIVERSIFIED—0.18%
Leucadia National Corp.	152,551	7,185,152

		7,185,152
HOME BUILDERS—0.52%
Centex Corp.	111,874	2,825,937
D.R. Horton Inc.	292,410	3,851,040
KB Home	71,776	1,550,362
Lennar Corp. Class A	126,436	2,261,940
M.D.C. Holdings Inc.	32,588	1,209,992
NVR Inc.(a)(b)	3,877	2,031,548
Pulte Homes Inc.	197,246	2,078,973
Ryland Group Inc.	39,244	1,081,172
Thor Industries Inc.	32,223	1,224,796
Toll Brothers Inc.(a)	117,406	2,355,164

		20,470,924
HOME FURNISHINGS—0.26%
Harman International Industries Inc.	56,295	4,149,504
Whirlpool Corp.	73,444	5,995,234

		10,144,738
HOUSEHOLD PRODUCTS & WARES—0.77%
Avery Dennison Corp.	99,248	5,274,039
Church & Dwight Co. Inc.	61,114	3,304,434
Clorox Co. (The)	128,777	8,392,397
Fortune Brands Inc.	142,181	10,288,217
Jarden Corp.(a)	63,893	1,508,514
Scotts Miracle-Gro Co. (The) Class A	40,616	1,519,851

		30,287,452
HOUSEWARES—0.22%
Newell Rubbermaid Inc.	259,732	6,721,864
Toro Co. (The)	37,199	2,025,114

		8,746,978
INSURANCE—4.90%
Alleghany Corp.(a)	4,617	1,856,034
Allied World Assurance Holdings Ltd.	56,244	2,821,761
Ambac Financial Group Inc.(b)	94,942	2,446,655
American Financial Group Inc.	76,626	2,212,959
American National Insurance Co.	14,612	1,771,559
Aon Corp.	273,404	13,038,637
Arch Capital Group Ltd.(a)	44,380	3,122,133
Arthur J. Gallagher & Co.	87,298	2,111,739
Assurant Inc.	112,601	7,533,007
Axis Capital Holdings Ltd.	143,087	5,576,100
Brown & Brown Inc.	104,191	2,448,488
CIGNA Corp.	267,997	14,399,479

Cincinnati Financial Corp.	159,766	6,317,148
CNA Financial Corp.	27,890	940,451
Conseco Inc.(a)	175,711	2,206,930
Endurance Specialty Holdings Ltd.	54,674	2,281,546
Erie Indemnity Co. Class A	42,245	2,192,093
Everest Re Group Ltd.	58,797	5,903,219
Fidelity National Financial Inc.	206,399	3,015,489
First American Corp.	85,358	2,912,415
Genworth Financial Inc. Class A	404,991	10,307,021
Hanover Insurance Group Inc. (The)	47,963	2,196,705
HCC Insurance Holdings Inc.	104,369	2,993,303
Markel Corp.(a)	9,268	4,551,515
MBIA Inc.(b)	121,842	2,269,916
Mercury General Corp.	24,793	1,234,939
MGIC Investment Corp.(b)	77,367	1,735,342
Nationwide Financial Services Inc. Class A	49,302	2,219,083
Old Republic International Corp.	215,456	3,320,177
OneBeacon Insurance Group Ltd.	26,499	569,728
PartnerRe Ltd.	52,883	4,364,434
Philadelphia Consolidated Holding Corp.(a)	53,059	2,087,872
PMI Group Inc. (The)	75,730	1,005,694
Principal Financial Group Inc.	249,379	17,167,250
Protective Life Corp.	65,198	2,674,422
Radian Group Inc.	74,373	868,677
Reinsurance Group of America Inc.	27,358	1,435,748
RenaissanceRe Holdings Ltd.	67,270	4,052,345
Safeco Corp.	88,003	4,900,007
StanCorp Financial Group Inc.	46,129	2,323,979
Torchmark Corp.	88,807	5,375,488
Transatlantic Holdings Inc.	24,999	1,816,677
Unitrin Inc.	42,519	2,040,487
Unum Group	335,712	7,986,588
W.R. Berkley Corp.	149,785	4,465,091
Wesco Financial Corp.	1,318	536,426
White Mountains Insurance Group Ltd.	8,481	4,359,658
XL Capital Ltd. Class A	173,205	8,713,944

		192,680,358
INTERNET—1.14%
Akamai Technologies Inc.(a)	153,398	5,307,571
Expedia Inc.(a)	176,605	5,584,250
F5 Networks Inc.(a)	77,779	2,218,257
HLTH Corp.(a)(b)	168,652	2,259,937
IAC/InterActiveCorp(a)	162,581	4,376,681
Liberty Media Corp. - Liberty Interactive Group Series A(a)	566,454	10,807,942
McAfee Inc.(a)	148,368	5,563,800
NutriSystem Inc.(a)(b)	32,087	865,707
VeriSign Inc.(a)(b)	205,596	7,732,466
WebMD Health Corp. Class A(a)(b)	6,903	283,506

		45,000,117
INVESTMENT COMPANIES—0.22%
Allied Capital Corp.(b)	141,675	3,046,012
American Capital Strategies Ltd.	174,972	5,767,077

		8,813,089
IRON & STEEL—1.06%
AK Steel Holding Corp.(a)	103,508	4,786,210
Allegheny Technologies Inc.	95,050	8,212,320
Carpenter Technology Corp.	45,759	3,439,704
Cleveland-Cliffs Inc.	38,211	3,851,669
Reliance Steel & Aluminum Co.	61,377	3,326,633

Steel Dynamics Inc.	81,165	4,834,999
United States Steel Corp.	110,171	13,320,776

		41,772,311
LEISURE TIME—0.44%
Brunswick Corp.	84,255	1,436,548
Harley-Davidson Inc.	224,897	10,504,939
Royal Caribbean Cruises Ltd.	123,879	5,257,425

		17,198,912
LODGING—0.98%
Boyd Gaming Corp.	52,430	1,786,290
Choice Hotels International Inc.	33,044	1,097,061
Harrah’s Entertainment Inc.	173,843	15,428,566
Orient-Express Hotels Ltd.	39,393	2,265,885
Starwood Hotels & Resorts Worldwide Inc.	187,475	8,254,524
Wyndham Worldwide Corp.	169,705	3,998,250
Wynn Resorts Ltd.	51,041	5,723,227

		38,553,803
MACHINERY—1.53%
AGCO Corp.(a)	85,194	5,791,488
Cummins Inc.	97,095	12,366,990
Flowserve Corp.	53,047	5,103,121
Gardner Denver Inc.(a)	49,289	1,626,537
Graco Inc.	58,388	2,175,537
IDEX Corp.	75,623	2,732,259
Joy Global Inc.	101,064	6,652,032
Manitowoc Co. Inc. (The)	116,072	5,667,796
Rockwell Automation Inc.	138,980	9,584,061
Terex Corp.(a)	95,962	6,292,228
Zebra Technologies Corp. Class A(a)	64,214	2,228,226

		60,220,275
MANUFACTURING—3.28%
Brink’s Co. (The)	40,605	2,425,743
Carlisle Companies Inc.	57,831	2,141,482
Cooper Industries Ltd.	170,374	9,009,377
Crane Co.	47,465	2,036,248
Donaldson Co. Inc.	73,771	3,421,499
Dover Corp.	190,281	8,770,051
Eastman Kodak Co.	267,812	5,857,048
Eaton Corp.	136,418	13,225,725
Harsco Corp.	78,397	5,022,896
Ingersoll-Rand Co. Ltd. Class A	253,668	11,787,952
ITT Industries Inc.	169,205	11,174,298
Leggett & Platt Inc.	164,971	2,877,094
Pall Corp.	114,447	4,614,503
Parker Hannifin Corp.	161,822	12,186,815
Pentair Inc.	92,915	3,234,371
Roper Industries Inc.	82,096	5,134,284
SPX Corp.	48,766	5,015,583
Teleflex Inc.	36,577	2,304,717
Textron Inc.	232,057	16,545,664
Trinity Industries Inc.	74,819	2,076,975

		128,862,325
MEDIA—2.19%
Cablevision Systems Corp.(a)	205,162	5,026,469
Central European Media Enterprises Ltd.(a)	31,806	3,688,860
CTC Media Inc.(a)	48,628	1,468,566
Discovery Holding Co. Class A(a)	260,893	6,558,850
E.W. Scripps Co. Class A	83,788	3,771,298

EchoStar Communications Corp.(a)	193,890	7,313,531
Gannett Co. Inc.	218,349	8,515,611
Hearst-Argyle Television Inc.	23,163	512,134
Idearc Inc.	136,607	2,398,819
John Wiley & Sons Inc. Class A	47,184	2,021,363
Liberty Global Inc. Class A(a)	357,519	14,011,170
Liberty Media Corp. - Liberty Capital Group Series A(a)	120,144	13,995,575
McClatchy Co. (The) Class A(b)	42,332	529,997
Meredith Corp.	44,719	2,458,651
New York Times Co. (The) Class A	133,264	2,336,118
Sirius Satellite Radio Inc.(a)(b)	1,361,079	4,124,069
Washington Post Co. (The) Class B	5,458	4,319,625
XM Satellite Radio Holdings Inc. Class A(a)	265,905	3,254,677

		86,305,383
METAL FABRICATE & HARDWARE—0.61%
Commercial Metals Co.	111,013	3,269,333
Precision Castparts Corp.	128,132	17,771,908
Timken Co. (The)	88,371	2,902,987

		23,944,228
MINING—0.24%
Titanium Metals Corp.(b)	63,356	1,675,766
Vulcan Materials Co.	97,131	7,682,091

		9,357,857
OFFICE & BUSINESS EQUIPMENT—0.56%
Pitney Bowes Inc.	204,556	7,781,310
Xerox Corp.	872,852	14,131,474

		21,912,784
OFFICE FURNISHINGS—0.07%
HNI Corp.(b)	44,495	1,559,995
Steelcase Inc. Class A	76,900	1,220,403

		2,780,398
OIL & GAS—5.30%
Cabot Oil & Gas Corp.	90,242	3,643,070
Cheniere Energy Inc.(a)	39,522	1,289,998
Chesapeake Energy Corp.	429,057	16,819,034
Cimarex Energy Co.	77,390	3,291,397
CNX Gas Corp.(a)	25,890	827,185
Continental Resources Inc.(a)	27,484	718,157
Denbury Resources Inc.(a)	225,469	6,707,703
Diamond Offshore Drilling Inc.	63,472	9,013,024
ENSCO International Inc.	138,721	8,270,546
Forest Oil Corp.(a)	73,392	3,731,249
Frontier Oil Corp.	102,486	4,158,882
Helmerich & Payne Inc.	96,184	3,854,093
Hess Corp.	258,554	26,077,756
Holly Corp.	41,989	2,136,820
Murphy Oil Corp.	175,186	14,862,780
Nabors Industries Ltd.(a)	261,832	7,171,578
Newfield Exploration Co.(a)	120,908	6,371,852
Noble Corp.	249,603	14,105,066
Noble Energy Inc.	159,101	12,651,712
Patterson-UTI Energy Inc.	145,945	2,848,846
Pioneer Natural Resources Co.	114,896	5,611,521
Plains Exploration & Production Co.(a)(b)	103,812	5,605,848
Pride International Inc.(a)	154,273	5,229,855
Quicksilver Resources Inc.(a)(b)	46,596	2,776,656
Range Resources Corp.	137,853	7,080,130

Rowan Companies Inc.	102,999	4,064,341
SandRidge Energy Inc.(a)	26,198	939,460
Southwestern Energy Co.(a)	158,186	8,814,124
St. Mary Land & Exploration Co.	58,229	2,248,222
Sunoco Inc.	113,005	8,186,082
Tesoro Corp.	127,157	6,065,389
Unit Corp.(a)	43,167	1,996,474
W&T Offshore Inc.	26,072	781,117
Western Refining Inc.	25,392	614,740

		208,564,707
OIL & GAS SERVICES—2.80%
BJ Services Co.	272,974	6,622,349
Cameron International Corp.(a)	204,962	9,864,821
Dresser-Rand Group Inc.(a)	79,915	3,120,681
FMC Technologies Inc.(a)	120,824	6,850,721
Global Industries Ltd.(a)	85,746	1,836,679
Grant Prideco Inc.(a)	118,710	6,589,592
Helix Energy Solutions Group Inc.(a)	84,874	3,522,271
National Oilwell Varco Inc.(a)	330,831	24,302,845
Oceaneering International Inc.(a)	50,788	3,420,572
SEACOR Holdings Inc.(a)	22,515	2,088,041
Smith International Inc.	186,682	13,786,466
Superior Energy Services Inc.(a)	75,113	2,585,389
Tetra Technologies Inc.(a)	67,760	1,055,023
Tidewater Inc.	52,408	2,875,103
Weatherford International Ltd.(a)	314,132	21,549,455

		110,070,008
PACKAGING & CONTAINERS—0.77%
Ball Corp.	95,008	4,275,360
Bemis Co. Inc.	97,423	2,667,442
Crown Holdings Inc.(a)	152,160	3,902,904
Owens-Illinois Inc.(a)	144,076	7,131,762
Packaging Corp. of America	86,186	2,430,445
Pactiv Corp.(a)	121,405	3,233,015
Sealed Air Corp.	150,414	3,480,580
Sonoco Products Co.	93,122	3,043,227

		30,164,735
PHARMACEUTICALS—2.54%
Allergan Inc.	284,106	18,250,969
AmerisourceBergen Corp.	155,401	6,972,843
Amylin Pharmaceuticals Inc.(a)(b)	122,442	4,530,354
APP Pharmaceuticals Inc.(a)	24,542	252,046
Barr Pharmaceuticals Inc.(a)	102,072	5,420,023
Cephalon Inc.(a)	61,678	4,426,013
Endo Pharmaceuticals Holdings Inc.(a)	124,373	3,317,028
Express Scripts Inc.(a)	204,817	14,951,641
Forest Laboratories Inc.(a)	298,009	10,862,428
Herbalife Ltd.	44,669	1,799,267
Hospira Inc.(a)	145,694	6,212,392
ImClone Systems Inc.(a)	55,759	2,397,637
King Pharmaceuticals Inc.(a)	226,979	2,324,265
Mylan Inc.	281,694	3,960,618
NBTY Inc.(a)	51,672	1,415,813
Omnicare Inc.	113,202	2,582,138
Sepracor Inc.(a)(b)	99,128	2,602,110
VCA Antech Inc.(a)	78,190	3,458,344
Warner Chilcott Ltd. Class A(a)	84,414	1,496,660
Watson Pharmaceuticals Inc.(a)	95,497	2,591,789

		99,824,378

PIPELINES—1.76%
El Paso Corp.	652,046	11,241,273
Equitable Resources Inc.	113,107	6,026,341
National Fuel Gas Co.	77,560	3,620,501
ONEOK Inc.	96,706	4,329,528
Questar Corp.	160,486	8,682,293
Spectra Energy Corp.	588,368	15,191,662
Williams Companies Inc. (The)	557,706	19,954,721

		69,046,319
REAL ESTATE—0.32%
CB Richard Ellis Group Inc. Class A(a)(b)	181,783	3,917,424
Forest City Enterprises Inc. Class A	67,067	2,980,457
Forestar Real Estate Group Inc.	32,846	774,829
Jones Lang LaSalle Inc.	34,272	2,438,796
St. Joe Co. (The)(b)	69,272	2,459,849

		12,571,355
REAL ESTATE INVESTMENT TRUSTS—4.52%
AMB Property Corp.	92,674	5,334,315
Annaly Capital Management Inc.	373,910	6,797,684
Apartment Investment and Management Co. Class A	90,391	3,139,279
AvalonBay Communities Inc.	74,113	6,976,998
Boston Properties Inc.	95,405	8,759,133
Brandywine Realty Trust	81,162	1,455,235
BRE Properties Inc. Class A	47,238	1,914,556
Camden Property Trust	52,925	2,548,339
CapitalSource Inc.	131,205	2,307,896
CBL & Associates Properties Inc.	59,763	1,428,933
Colonial Properties Trust	42,318	957,656
Developers Diversified Realty Corp.	116,302	4,453,204
Douglas Emmett Inc.	96,426	2,180,192
Duke Realty Corp.	135,528	3,534,570
Equity Residential	252,470	9,207,581
Essex Property Trust Inc.	22,750	2,217,897
Federal Realty Investment Trust	52,501	4,312,957
General Growth Properties Inc.	201,357	8,291,881
HCP Inc.	191,718	6,667,952
Health Care REIT Inc.	74,972	3,350,499
Hospitality Properties Trust	87,412	2,816,415
Host Hotels & Resorts Inc.	481,019	8,196,564
HRPT Properties Trust	210,147	1,624,436
iStar Financial Inc.	119,342	3,108,859
Kilroy Realty Corp.	30,479	1,675,126
Kimco Realty Corp.	199,791	7,272,392
Liberty Property Trust	84,792	2,442,858
Macerich Co. (The)	66,666	4,737,286
Mack-Cali Realty Corp.	63,135	2,146,590
ProLogis	238,704	15,129,059
Public Storage	116,246	8,533,619
Regency Centers Corp.	64,674	4,170,826
SL Green Realty Corp.	55,296	5,167,964
Taubman Centers Inc.	49,850	2,452,121
Thornburg Mortgage Inc.(b)	121,287	1,120,692
UDR Inc.	126,548	2,511,978
Ventas Inc.	124,022	5,611,995
Vornado Realty Trust	124,293	10,931,569
Weingarten Realty Investors	71,661	2,253,022

		177,740,128
RETAIL—4.65%
Abercrombie & Fitch Co. Class A	81,727	6,535,708

Advance Auto Parts Inc.	93,966	3,569,768
American Eagle Outfitters Inc.	172,917	3,591,486
AnnTaylor Stores Corp.(a)	60,306	1,541,421
AutoNation Inc.(a)	128,567	2,013,359
AutoZone Inc.(a)	41,714	5,001,926
Barnes & Noble Inc.	47,762	1,645,401
Bed Bath & Beyond Inc.(a)	258,091	7,585,294
Big Lots Inc.(a)(b)	96,735	1,546,793
BJ’s Wholesale Club Inc.(a)	60,748	2,055,105
Brinker International Inc.	97,987	1,916,626
Burger King Holdings Inc.	59,063	1,683,886
CarMax Inc.(a)(b)	201,145	3,972,614
Cheesecake Factory Inc. (The)(a)(b)	67,094	1,590,799
Chico’s FAS Inc.(a)(b)	164,093	1,481,760
Circuit City Stores Inc.	159,526	670,009
Coldwater Creek Inc.(a)	57,975	387,853
Copart Inc.(a)	63,620	2,707,031
Darden Restaurants Inc.	131,535	3,644,835
Dick’s Sporting Goods Inc.(a)(b)	75,131	2,085,637
Dillard’s Inc. Class A	57,120	1,072,714
Dollar Tree Stores Inc.(a)	90,434	2,344,049
Family Dollar Stores Inc.	130,839	2,516,034
Foot Locker Inc.	144,684	1,976,383
GameStop Corp. Class A(a)	146,616	9,106,320
Gap Inc. (The)	523,655	11,143,378
J.C. Penney Co. Inc.	210,267	9,249,645
Limited Brands Inc.	296,378	5,610,436
MSC Industrial Direct Co. Inc. Class A	42,793	1,731,833
Nordstrom Inc.	227,379	8,351,631
Office Depot Inc.(a)	255,849	3,558,860
OfficeMax Inc.	70,254	1,451,448
O’Reilly Automotive Inc.(a)	106,307	3,447,536
Panera Bread Co. Class A(a)(b)	26,513	949,696
Penske Automotive Group Inc.	52,008	908,060
PetSmart Inc.	125,985	2,964,427
RadioShack Corp.	126,186	2,127,496
Rite Aid Corp.(a)(b)	634,391	1,769,951
Ross Stores Inc.	129,233	3,304,488
Saks Inc.(a)	131,070	2,721,013
Tiffany & Co.	126,972	5,844,521
Tim Hortons Inc.	176,167	6,505,847
TJX Companies Inc. (The)	423,363	12,163,219
Tractor Supply Co.(a)	32,155	1,155,651
Urban Outfitters Inc.(a)(b)	105,306	2,870,642
Wendy’s International Inc.	81,400	2,103,376
Williams-Sonoma Inc.	84,932	2,199,739
Yum! Brands Inc.	487,800	18,668,106

		183,043,810
SAVINGS & LOANS—0.70%
Astoria Financial Corp.	80,898	1,882,496
Capitol Federal Financial	20,380	631,780
Guaranty Financial Group Inc.	32,846	525,531
Hudson City Bancorp Inc.	507,156	7,617,483
New York Community Bancorp Inc.	299,176	5,259,514
People’s United Financial Inc.	241,861	4,305,126
Sovereign Bancorp Inc.	399,087	4,549,592
TFS Financial Corp.(a)	98,295	1,173,642
Washington Federal Inc.	81,398	1,718,312

		27,663,476
SEMICONDUCTORS—3.84%
Advanced Micro Devices Inc.(a)(b)	561,698	4,212,735

Altera Corp.	312,566	6,038,775
Analog Devices Inc.	288,869	9,157,147
Atmel Corp.(a)	418,551	1,808,140
Broadcom Corp. Class A(a)	436,277	11,404,281
Cree Inc.(a)(b)	78,530	2,157,219
Cypress Semiconductor Corp.(a)	148,288	5,342,817
Fairchild Semiconductor International Inc. Class A(a)	115,333	1,664,255
Integrated Device Technology Inc.(a)	184,306	2,084,501
International Rectifier Corp.(a)	67,555	2,294,843
Intersil Corp. Class A	125,792	3,079,388
KLA-Tencor Corp.	178,370	8,590,299
Lam Research Corp.(a)	115,026	4,972,574
Linear Technology Corp.	206,804	6,582,571
LSI Corp.(a)	666,658	3,539,954
Marvell Technology Group Ltd.(a)	439,375	6,142,462
MEMC Electronic Materials Inc.(a)	208,966	18,491,401
Microchip Technology Inc.	203,096	6,381,276
Micron Technology Inc.(a)(b)	703,953	5,103,659
National Semiconductor Corp.	251,529	5,694,617
Novellus Systems Inc.(a)(b)	108,159	2,981,944
NVIDIA Corp.(a)	506,947	17,246,337
QLogic Corp.(a)	127,571	1,811,508
Rambus Inc.(a)	95,756	2,005,131
Silicon Laboratories Inc.(a)	51,020	1,909,679
Teradyne Inc.(a)	161,862	1,673,653
Varian Semiconductor Equipment Associates Inc.(a)	73,167	2,707,179
Xilinx Inc.	277,487	6,068,641

		151,146,986
SOFTWARE—4.33%
Activision Inc.(a)	263,818	7,835,395
Acxiom Corp.	59,290	695,472
Autodesk Inc.(a)	214,942	10,695,514
BEA Systems Inc.(a)	364,819	5,756,844
BMC Software Inc.(a)	186,796	6,657,409
Broadridge Financial Solutions Inc.	129,642	2,907,870
CA Inc.	383,553	9,569,647
Cerner Corp.(a)(b)	61,260	3,455,064
Citrix Systems Inc.(a)	176,469	6,707,587
Compuware Corp.(a)	280,505	2,490,884
Dun & Bradstreet Corp. (The)	55,240	4,895,921
Electronic Arts Inc.(a)	290,058	16,942,288
Fair Isaac Corp.	52,850	1,699,128
Fidelity National Information Services Inc.	179,159	7,451,223
Fiserv Inc.(a)	156,500	8,684,185
Global Payments Inc.	75,129	3,495,001
IMS Health Inc.	182,676	4,208,855
Intuit Inc.(a)	313,533	9,910,778
MasterCard Inc. Class A	74,220	15,972,144
Metavante Technologies Inc.(a)	80,490	1,877,027
MoneyGram International Inc.(b)	77,849	1,196,539
MSCI Inc. Class A(a)	12,919	496,090
NAVTEQ Corp.(a)	90,939	6,874,988
Novell Inc.(a)	322,793	2,217,588
Paychex Inc.	315,799	11,438,240
Red Hat Inc.(a)	179,848	3,748,032
Salesforce.com Inc.(a)	88,361	5,539,351
SEI Investments Co.	120,352	3,871,724
Total System Services Inc.	56,290	1,576,120
VeriFone Holdings Inc.(a)	57,700	1,341,525

		170,208,433

TELECOMMUNICATIONS—3.37%
ADC Telecommunications Inc.(a)	109,306	1,699,708
Amdocs Ltd.(a)	183,911	6,339,412
American Tower Corp. Class A(a)	389,119	16,576,469
CenturyTel Inc.	102,002	4,229,003
Ciena Corp.(a)	79,598	2,715,088
Citizens Communications Co.	318,984	4,060,666
Clearwire Corp. Class A(a)(b)	21,825	299,221
CommScope Inc.(a)(b)	61,521	3,027,448
Crown Castle International Corp.(a)	215,916	8,982,106
Embarq Corp.	140,536	6,960,748
Harris Corp.	124,954	7,832,117
JDS Uniphase Corp.(a)	191,744	2,550,195
Juniper Networks Inc.(a)	478,746	15,894,367
Leap Wireless International Inc.(a)(b)	47,508	2,215,773
Level 3 Communications Inc.(a)(b)	1,424,149	4,329,413
MetroPCS Communications Inc.(a)	53,583	1,042,189
NeuStar Inc. Class A(a)(b)	70,439	2,020,191
NII Holdings Inc. Class B(a)	161,052	7,782,033
Qwest Communications International Inc.(a)	1,498,191	10,502,319
SBA Communications Corp.(a)	95,669	3,237,439
TeleCorp PCS Inc. Escrow(c)	404	0
Telephone and Data Systems Inc.	95,429	5,973,855
Tellabs Inc.(a)	407,704	2,666,384
United States Cellular Corp.(a)	15,725	1,322,473
Virgin Media Inc.	272,842	4,676,512
Windstream Corp.	443,857	5,779,018

		132,714,147
TEXTILES—0.20%
Cintas Corp.	126,153	4,241,264
Mohawk Industries Inc.(a)(b)	51,168	3,806,899

		8,048,163
TOYS, GAMES & HOBBIES—0.25%
Hasbro Inc.	136,929	3,502,644
Mattel Inc.	341,369	6,499,666

		10,002,310
TRANSPORTATION—1.52%
Alexander & Baldwin Inc.	39,969	2,064,799
C.H. Robinson Worldwide Inc.	157,473	8,522,439
Con-way Inc.	42,541	1,767,153
CSX Corp.	407,106	17,904,522
Expeditors International Washington Inc.	198,439	8,866,255
Frontline Ltd.(b)	45,072	2,163,456
J.B. Hunt Transport Services Inc.	81,514	2,245,711
Kansas City Southern Industries Inc.(a)(b)	71,403	2,451,265
Kirby Corp.(a)	49,560	2,303,549
Landstar System Inc.	51,649	2,177,005
Overseas Shipholding Group Inc.	29,082	2,164,573
Ryder System Inc.	54,048	2,540,796
Teekay Corp.	37,501	1,995,428
UTi Worldwide Inc.	91,786	1,799,006
YRC Worldwide Inc.(a)(b)	53,699	917,716

		59,883,673
TRUCKING & LEASING—0.06%
Aircastle Ltd.	26,664	702,063
GATX Corp.	44,666	1,638,349

		2,340,412

WATER—0.07%
Aqua America Inc.	123,495	2,618,094

		2,618,094

TOTAL COMMON STOCKS
(Cost: $3,638,748,539)		3,927,137,985

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.05%

MONEY MARKET FUNDS—4.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(d)(e)	20,634,793	20,634,793
BGI Cash Premier Fund LLC
4.90%(d)(e)(f)	138,641,708	138,641,708

		159,276,501

TOTAL SHORT-TERM INVESTMENTS
(Cost: $159,276,501)		159,276,501

TOTAL INVESTMENTS IN SECURITIES—103.87%
(Cost: $3,798,025,040)		4,086,414,486
Other Assets, Less Liabilities—(3.87)%		(152,283,541)

NET ASSETS—100.00%		$3,934,130,945

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.89%

ADVERTISING—0.36%
Clear Channel Outdoor Holdings Inc. Class A(a)	52,312	$1,446,950
Getty Images Inc.(a)	31,886	924,694
Harte-Hanks Inc.	46,050	796,665
Interpublic Group of Companies Inc. (The)(a)(b)	380,966	3,089,634
Lamar Advertising Co.	108,962	5,237,803

		11,495,746
AEROSPACE & DEFENSE—1.46%
Alliant Techsystems Inc.(a)	37,550	4,271,688
BE Aerospace Inc.(a)	121,448	6,424,599
DRS Technologies Inc.	3,013	163,516
Goodrich Corp.	164,794	11,636,104
L-3 Communications Holdings Inc.	55,394	5,868,440
Rockwell Collins Inc.	220,467	15,867,010
Spirit AeroSystems Holdings Inc. Class A(a)	76,087	2,625,002

		46,856,359
AGRICULTURE—0.42%
Carolina Group	84,683	7,223,460
UST Inc.	116,449	6,381,405

		13,604,865
AIRLINES—0.70%
AMR Corp.(a)(b)	316,933	4,446,570
Continental Airlines Inc. Class B(a)	127,892	2,845,597
Copa Holdings SA Class A	22,828	857,648
Delta Air Lines Inc.(a)	354,471	5,278,073
Northwest Airlines Corp.(a)	229,738	3,333,498
Southwest Airlines Co.	202,768	2,473,770
UAL Corp.(a)	90,252	3,218,386

		22,453,542
APPAREL—1.02%
Coach Inc.(a)	488,963	14,952,489
Crocs Inc.(a)(b)	105,253	3,874,363
Guess? Inc.	71,625	2,713,871
Hanesbrands Inc.(a)	126,996	3,450,481
Liz Claiborne Inc.	9,277	188,787
Phillips-Van Heusen Corp.	73,579	2,712,122
Polo Ralph Lauren Corp.	80,678	4,985,094

		32,877,207
AUTO MANUFACTURERS—0.14%
Oshkosh Truck Corp.	97,500	4,607,850

		4,607,850
AUTO PARTS & EQUIPMENT—0.52%
Autoliv Inc.	62,047	3,270,497

BorgWarner Inc.	31,882	1,543,408
Goodyear Tire & Rubber Co. (The)(a)	276,160	7,793,235
WABCO Holdings Inc.	79,205	3,967,378

		16,574,518
BANKS—0.81%
Bank of Hawaii Corp.	21,976	1,123,853
Commerce Bancorp Inc.	72,391	2,760,993
Northern Trust Corp.	245,096	18,769,452
Synovus Financial Corp.	137,725	3,316,418

		25,970,716
BEVERAGES—0.35%
Brown-Forman Corp. Class B	72,131	5,345,628
Hansen Natural Corp.(a)	89,757	3,975,338
Pepsi Bottling Group Inc.	46,457	1,833,193

		11,154,159
BIOTECHNOLOGY—0.63%
Abraxis BioScience Inc.(a)	8,520	585,921
Charles River Laboratories International Inc.(a)	30,185	1,986,173
Invitrogen Corp.(a)	23,139	2,161,414
Millennium Pharmaceuticals Inc.(a)	233,655	3,500,152
Millipore Corp.(a)	71,121	5,204,635
PDL BioPharma Inc.(a)(b)	153,660	2,692,123
Vertex Pharmaceuticals Inc.(a)	172,451	4,006,037

		20,136,455
BUILDING MATERIALS—0.67%
Eagle Materials Inc.	58,276	2,067,632
Lennox International Inc.	9,789	405,460
Martin Marietta Materials Inc.	56,129	7,442,705
Masco Corp.	29,003	626,755
Trane Inc.	237,654	11,100,818

		21,643,370
CHEMICALS—2.31%
Air Products and Chemicals Inc.	134,324	13,248,376
Airgas Inc.	96,933	5,051,179
Albemarle Corp.	105,069	4,334,096
Cabot Corp.	64,206	2,140,628
Celanese Corp. Class A	107,893	4,566,032
Chemtura Corp.	20,255	157,989
Ecolab Inc.	230,109	11,783,882
International Flavors & Fragrances Inc.	79,347	3,818,971
Lubrizol Corp.	23,915	1,295,236
Mosaic Co. (The)(a)	87,418	8,247,014
Rohm & Haas Co.	98,123	5,207,388
RPM International Inc.	137,013	2,781,364
Sherwin-Williams Co. (The)	146,208	8,485,912
Sigma-Aldrich Corp.	52,126	2,846,080
Valspar Corp. (The)	16,124	363,435

		74,327,582
COAL—1.73%
Arch Coal Inc.	187,820	8,438,753
CONSOL Energy Inc.	239,886	17,156,647
Foundation Coal Holdings Inc.	59,588	3,128,370
Massey Energy Co.	106,909	3,821,997
Patriot Coal Corp.(a)	34,951	1,458,855
Peabody Energy Corp.	349,032	21,514,332

		55,518,954

COMMERCIAL SERVICES—3.16%
Alliance Data Systems Corp.(a)(b)	103,635	7,771,589
Apollo Group Inc. Class A(a)	190,395	13,356,209
Avis Budget Group Inc.(a)	47,533	617,929
Career Education Corp.(a)	125,089	3,144,737
ChoicePoint Inc.(a)	94,094	3,426,903
Corporate Executive Board Co. (The)	46,677	2,805,288
Corrections Corp. of America(a)	161,696	4,771,649
Equifax Inc.	173,741	6,317,223
Genpact Ltd.(a)	39,020	594,275
H&R Block Inc.	425,199	7,895,945
Hertz Global Holdings Inc.(a)	274,937	4,368,749
Hewitt Associates Inc. Class A(a)	78,299	2,998,069
Iron Mountain Inc.(a)	233,073	8,628,362
ITT Educational Services Inc.(a)	53,659	4,575,503
Manpower Inc.	111,325	6,334,393
Monster Worldwide Inc.(a)	165,696	5,368,550
Pharmaceutical Product Development Inc.	136,369	5,505,217
Quanta Services Inc.(a)	216,721	5,686,759
Robert Half International Inc.	193,489	5,231,943
Weight Watchers International Inc.	46,586	2,104,755

		101,504,047
COMPUTERS—2.39%
Affiliated Computer Services Inc. Class A(a)	50,859	2,293,741
Brocade Communications Systems Inc.(a)	527,529	3,872,063
Cadence Design Systems Inc.(a)	100,979	1,717,653
Cognizant Technology Solutions Corp.(a)	378,539	12,847,614
Diebold Inc.	86,739	2,513,696
DST Systems Inc.(a)	71,155	5,873,845
Electronic Data Systems Corp.	388,617	8,056,030
FactSet Research Systems Inc.	56,536	3,149,055
Lexmark International Inc. Class A(a)	67,812	2,363,926
NCR Corp.(a)	29,473	739,772
Network Appliance Inc.(a)	459,532	11,469,919
Riverbed Technology Inc.(a)	25,831	690,721
SanDisk Corp.(a)	178,545	5,922,338
Seagate Technology	271,351	6,919,451
Synopsys Inc.(a)	190,553	4,941,039
Teradata Corp.(a)	29,445	807,087
Western Digital Corp.(a)	87,161	2,633,134

		76,811,084
COSMETICS & PERSONAL CARE—0.90%
Alberto-Culver Co.	18,704	458,996
Avon Products Inc.	532,989	21,069,055
Bare Escentuals Inc.(a)(b)	51,330	1,244,753
Estee Lauder Companies Inc. (The) Class A	143,952	6,277,747

		29,050,551
DISTRIBUTION & WHOLESALE—0.53%
Fastenal Co.	166,574	6,732,921
Pool Corp.(b)	64,700	1,283,001
W.W. Grainger Inc.	74,170	6,491,358
WESCO International Inc.(a)	60,117	2,383,038

		16,890,318
DIVERSIFIED FINANCIAL SERVICES—4.02%
Affiliated Managers Group Inc.(a)(b)	39,226	4,607,486
AmeriCredit Corp.(a)	10,672	136,495
BlackRock Inc.	47,917	10,388,406
E*TRADE Financial Corp.(a)(b)	210,790	748,305
Eaton Vance Corp.	139,371	6,328,837

Federated Investors Inc. Class B	114,710	4,721,464
First Marblehead Corp. (The)(b)	80,638	1,233,761
GLG Partners Inc.(a)(b)	55,172	750,339
IntercontinentalExchange Inc.(a)	92,679	17,840,708
Invesco Ltd.	438,177	13,749,994
Investment Technology Group Inc.(a)	58,352	2,776,972
Janus Capital Group Inc.	179,047	5,881,694
Lazard Ltd. Class A	67,910	2,762,579
Legg Mason Inc.	71,549	5,233,809
MF Global Ltd.(a)	69,513	2,187,574
NASDAQ Stock Market Inc. (The)(a)	118,695	5,874,216
NYMEX Holdings Inc.	121,312	16,208,496
T. Rowe Price Group Inc.	349,886	21,301,060
TD Ameritrade Holding Corp.(a)	327,100	6,561,626

		129,293,821
ELECTRIC—3.18%
AES Corp. (The)(a)	879,409	18,810,558
Allegheny Energy Inc.	218,177	13,878,239
CenterPoint Energy Inc.	422,441	7,236,414
Constellation Energy Group Inc.	184,317	18,898,022
DPL Inc.	79,980	2,371,407
Dynegy Inc. Class A(a)	71,096	507,625
Mirant Corp.(a)(b)	230,772	8,995,493
NRG Energy Inc.(a)	256,822	11,130,665
PPL Corp.	379,269	19,756,122
Sierra Pacific Resources Corp.	42,752	725,929

		102,310,474
ELECTRICAL COMPONENTS & EQUIPMENT—0.68%
AMETEK Inc.	140,585	6,585,001
Energizer Holdings Inc.(a)	53,396	5,987,293
General Cable Corp.(a)(b)	68,830	5,043,862
Hubbell Inc. Class B	26,391	1,361,776
Molex Inc.	103,357	2,821,646

		21,799,578
ELECTRONICS—2.81%
Agilent Technologies Inc.(a)	493,352	18,125,752
Amphenol Corp. Class A	235,565	10,923,149
Applied Biosystems Group	39,391	1,336,143
Arrow Electronics Inc.(a)	90,129	3,540,267
Avnet Inc.(a)	115,524	4,039,874
AVX Corp.	13,065	175,332
Dolby Laboratories Inc. Class A(a)	51,935	2,582,208
Garmin Ltd.	152,172	14,760,684
Gentex Corp.	187,918	3,339,303
Jabil Circuit Inc.	152,125	2,322,949
Mettler-Toledo International Inc.(a)	49,763	5,663,029
National Instruments Corp.	75,583	2,519,181
PerkinElmer Inc.	39,581	1,029,898
Sanmina-SCI Corp.(a)	152,277	277,144
Thomas & Betts Corp.(a)	76,592	3,756,072
Trimble Navigation Ltd.(a)	157,371	4,758,899
Vishay Intertechnology Inc.(a)	41,042	468,289
Waters Corp.(a)	132,848	10,504,291

		90,122,464
ENERGY - ALTERNATE SOURCES—0.66%
Covanta Holding Corp.(a)(b)	158,126	4,373,765
First Solar Inc.(a)(b)	47,038	12,565,731
SunPower Corp. Class A(a)(b)	32,691	4,262,579

		21,202,075

ENGINEERING & CONSTRUCTION—2.20%
Fluor Corp.	116,169	16,928,147
Foster Wheeler Ltd.(a)	92,776	14,382,136
Jacobs Engineering Group Inc.(a)	157,097	15,020,044
McDermott International Inc.(a)	293,187	17,306,829
Shaw Group Inc. (The)(a)	97,335	5,882,927
URS Corp.(a)	22,288	1,210,907

		70,730,990
ENTERTAINMENT—0.95%
DreamWorks Animation SKG Inc. Class A(a)	68,690	1,754,343
International Game Technology Inc.	418,997	18,406,538
Penn National Gaming Inc.(a)	96,741	5,760,927
Regal Entertainment Group Class A	83,645	1,511,465
Scientific Games Corp. Class A(a)(b)	85,487	2,842,443
Warner Music Group Corp.	25,842	156,603

		30,432,319
ENVIRONMENTAL CONTROL—0.57%
Allied Waste Industries Inc.(a)	57,516	633,826
Nalco Holding Co.	190,045	4,595,288
Republic Services Inc.	195,809	6,138,612
Stericycle Inc.(a)	115,560	6,864,264

		18,231,990
FOOD—1.87%
Campbell Soup Co.	173,341	6,193,474
Dean Foods Co.	11,230	290,408
H.J. Heinz Co.	235,662	11,000,702
Hershey Co. (The)	156,663	6,172,522
McCormick & Co. Inc. NVS	114,040	4,323,256
Sara Lee Corp.	505,861	8,124,128
Whole Foods Market Inc.	186,155	7,595,124
Wm. Wrigley Jr. Co.	277,803	16,265,366

		59,964,980
FOREST PRODUCTS & PAPER—0.10%
Domtar Corp.(a)	275,460	2,118,287
Plum Creek Timber Co. Inc.	18,177	836,869
Rayonier Inc.	6,226	294,116

		3,249,272
HAND & MACHINE TOOLS—0.30%
Black & Decker Corp. (The)	42,521	2,961,588
Kennametal Inc.	59,250	2,243,205
Lincoln Electric Holdings Inc.	38,597	2,747,334
Stanley Works (The)	35,240	1,708,435

		9,660,562
HEALTH CARE - PRODUCTS—3.66%
Advanced Medical Optics Inc.(a)	79,071	1,939,612
Beckman Coulter Inc.	66,203	4,819,578
C.R. Bard Inc.	136,267	12,918,112
Cooper Companies Inc. (The)	23,562	895,356
DENTSPLY International Inc.	200,004	9,004,180
Edwards Lifesciences Corp.(a)	75,882	3,489,813
Gen-Probe Inc.(a)	69,044	4,344,939
Henry Schein Inc.(a)	116,995	7,183,493
Hillenbrand Industries Inc.	13,925	776,040
IDEXX Laboratories Inc.(a)	81,569	4,782,390
Intuitive Surgical Inc.(a)	49,362	16,017,969
Kinetic Concepts Inc.(a)(b)	57,316	3,069,845

Patterson Companies Inc.(a)	183,293	6,222,797
ResMed Inc.(a)	102,481	5,383,327
Respironics Inc.(a)	96,947	6,348,090
St. Jude Medical Inc.(a)	445,682	18,112,516
TECHNE Corp.(a)	51,871	3,426,080
Varian Medical Systems Inc.(a)	167,843	8,754,691

		117,488,828
HEALTH CARE - SERVICES—2.79%
Brookdale Senior Living Inc.	12,186	346,204
Community Health Systems Inc.(a)	10,722	395,213
Covance Inc.(a)	83,693	7,249,488
Coventry Health Care Inc.(a)	192,450	11,402,663
DaVita Inc.(a)	138,654	7,813,153
Health Net Inc.(a)	147,789	7,138,209
Humana Inc.(a)	221,336	16,668,814
Laboratory Corp. of America Holdings(a)	154,834	11,694,612
Lincare Holdings Inc.(a)	110,377	3,880,855
Pediatrix Medical Group Inc.(a)	63,846	4,351,105
Quest Diagnostics Inc.	190,729	10,089,564
Sierra Health Services Inc.(a)	73,069	3,065,975
Tenet Healthcare Corp.(a)	481,725	2,447,163
Universal Health Services Inc. Class B	16,436	841,523
WellCare Health Plans Inc.(a)	54,544	2,313,211

		89,697,752
HOME BUILDERS—0.13%
Centex Corp.	8,027	202,762
NVR Inc.(a)(b)	2,327	1,219,348
Pulte Homes Inc.	99,539	1,049,141
Thor Industries Inc.	41,605	1,581,406

		4,052,657
HOME FURNISHINGS—0.37%
Harman International Industries Inc.	79,672	5,872,623
Whirlpool Corp.	74,437	6,076,292

		11,948,915
HOUSEHOLD PRODUCTS & WARES—0.72%
Avery Dennison Corp.	119,864	6,369,573
Church & Dwight Co. Inc.	81,590	4,411,571
Clorox Co. (The)	167,606	10,922,883
Jarden Corp.(a)	46,533	1,098,644
Scotts Miracle-Gro Co. (The) Class A	10,795	403,949

		23,206,620
HOUSEWARES—0.24%
Newell Rubbermaid Inc.	189,841	4,913,085
Toro Co. (The)	53,095	2,890,492

		7,803,577
INSURANCE—1.13%
Arthur J. Gallagher & Co.	23,916	578,528
Brown & Brown Inc.	147,341	3,462,514
CIGNA Corp.	379,101	20,369,097
CNA Financial Corp.	3,808	128,406
Erie Indemnity Co. Class A	11,763	610,382
Hanover Insurance Group Inc. (The)	3,545	162,361
HCC Insurance Holdings Inc.	63,882	1,832,136
PartnerRe Ltd.	16,620	1,371,649
Philadelphia Consolidated Holding Corp.(a)	57,377	2,257,785
Principal Financial Group Inc.	19,787	1,362,137
Transatlantic Holdings Inc.	12,523	910,046

W.R. Berkley Corp.	56,948	1,697,620
XL Capital Ltd. Class A	28,588	1,438,262

		36,180,923
INTERNET—1.37%
Akamai Technologies Inc.(a)(b)	217,159	7,513,701
F5 Networks Inc.(a)	109,956	3,135,945
HLTH Corp.(a)(b)	238,485	3,195,699
IAC/InterActiveCorp(a)	15,471	416,479
Liberty Media Corp. - Liberty Interactive Group Series A(a)	479,740	9,153,439
McAfee Inc.(a)	210,054	7,877,025
NutriSystem Inc.(a)(b)	45,316	1,222,626
VeriSign Inc.(a)(b)	290,908	10,941,050
WebMD Health Corp. Class A(a)(b)	10,068	413,493

		43,869,457
IRON & STEEL—0.91%
AK Steel Holding Corp.(a)	146,617	6,779,570
Allegheny Technologies Inc.	134,492	11,620,109
Carpenter Technology Corp.	35,971	2,703,940
Cleveland-Cliffs Inc.	54,015	5,444,712
Reliance Steel & Aluminum Co.	8,712	472,190
Steel Dynamics Inc.	38,315	2,282,425

		29,302,946
LEISURE TIME—0.46%
Harley-Davidson Inc.	318,174	14,861,908

		14,861,908
LODGING—1.24%
Boyd Gaming Corp.	74,118	2,525,200
Choice Hotels International Inc.	46,671	1,549,477
Harrah’s Entertainment Inc.	141,084	12,521,205
Orient-Express Hotels Ltd.	52,853	3,040,105
Starwood Hotels & Resorts Worldwide Inc.	265,034	11,669,447
Wyndham Worldwide Corp.	17,679	416,517
Wynn Resorts Ltd.	72,213	8,097,244

		39,819,195
MACHINERY—2.47%
AGCO Corp.(a)	78,841	5,359,611
Cummins Inc.	137,365	17,496,180
Flowserve Corp.	67,563	6,499,561
Graco Inc.	82,731	3,082,557
IDEX Corp.	106,812	3,859,118
Joy Global Inc.	143,011	9,412,984
Manitowoc Co. Inc. (The)	164,254	8,020,523
Rockwell Automation Inc.	196,612	13,558,364
Terex Corp.(a)	135,742	8,900,603
Zebra Technologies Corp. Class A(a)	90,966	3,156,520

		79,346,021
MANUFACTURING—2.14%
Brink’s Co. (The)	57,483	3,434,034
Carlisle Companies Inc.	22,265	824,473
Cooper Industries Ltd.	77,595	4,103,224
Donaldson Co. Inc.	104,393	4,841,747
Dover Corp.	86,654	3,993,883
Eaton Corp.	22,721	2,202,801
Harsco Corp.	110,840	7,101,519
Ingersoll-Rand Co. Ltd. Class A	22,221	1,032,610
ITT Industries Inc.	29,926	1,976,313

Pall Corp.	147,953	5,965,465
Roper Industries Inc.	116,258	7,270,775
Textron Inc.	328,246	23,403,940
Trinity Industries Inc.	92,488	2,567,467

		68,718,251
MEDIA—1.63%
Cablevision Systems Corp.(a)	95,950	2,350,775
Central European Media Enterprises Ltd.(a)	40,857	4,738,595
CTC Media Inc.(a)	68,238	2,060,788
Discovery Holding Co. Class A(a)	203,680	5,120,515
EchoStar Communications Corp.(a)	274,106	10,339,278
John Wiley & Sons Inc. Class A	66,733	2,858,842
Liberty Global Inc. Class A(a)	257,296	10,083,430
Meredith Corp.	63,329	3,481,828
New York Times Co. (The) Class A	47,647	835,252
Sirius Satellite Radio Inc.(a)(b)	1,925,806	5,835,192
XM Satellite Radio Holdings Inc. Class A(a)	375,981	4,602,007

		52,306,502
METAL FABRICATE & HARDWARE—0.78%
Precision Castparts Corp.	181,244	25,138,543

		25,138,543
MINING—0.41%
Titanium Metals Corp.(b)	89,641	2,371,004
Vulcan Materials Co.	137,359	10,863,723

		13,234,727
OFFICE & BUSINESS EQUIPMENT—0.28%
Pitney Bowes Inc.	236,550	8,998,362

		8,998,362
OFFICE FURNISHINGS—0.11%
HNI Corp.(b)	63,039	2,210,147
Steelcase Inc. Class A	85,903	1,363,281

		3,573,428
OIL & GAS—4.77%
Cabot Oil & Gas Corp.	127,567	5,149,880
Cheniere Energy Inc.(a)	56,057	1,829,700
Chesapeake Energy Corp.	353,653	13,863,198
CNX Gas Corp.(a)	36,794	1,175,568
Continental Resources Inc.(a)	18,220	476,089
Denbury Resources Inc.(a)	318,853	9,485,877
Diamond Offshore Drilling Inc.	89,802	12,751,884
ENSCO International Inc.	181,961	10,848,515
Frontier Oil Corp.	73,006	2,962,583
Holly Corp.	59,550	3,030,500
Nabors Industries Ltd.(a)	326,757	8,949,874
Noble Corp.	353,092	19,953,229
Noble Energy Inc.	31,896	2,536,370
Pride International Inc.(a)	161,945	5,489,936
Quicksilver Resources Inc.(a)	66,035	3,935,026
Range Resources Corp.	194,897	10,009,910
Rowan Companies Inc.	104,011	4,104,274
SandRidge Energy Inc.(a)	17,325	621,275
Southwestern Energy Co.(a)	223,617	12,459,939
Sunoco Inc.	159,901	11,583,228
Tesoro Corp.	179,908	8,581,612
Unit Corp.(a)	47,690	2,205,663
W&T Offshore Inc.	22,979	688,451
Western Refining Inc.	18,733	453,526

		153,146,107

OIL & GAS SERVICES—4.68%
BJ Services Co.	386,206	9,369,358
Cameron International Corp.(a)	290,127	13,963,813
Dresser-Rand Group Inc.(a)	112,996	4,412,494
FMC Technologies Inc.(a)	170,987	9,694,963
Global Industries Ltd.(a)	121,294	2,598,117
Grant Prideco Inc.(a)	167,823	9,315,855
Helix Energy Solutions Group Inc.(a)	95,931	3,981,137
National Oilwell Varco Inc.(a)	467,957	34,376,121
Oceaneering International Inc.(a)	71,782	4,834,518
Smith International Inc.	264,086	19,502,751
Superior Energy Services Inc.(a)	106,259	3,657,435
Tetra Technologies Inc.(a)	95,873	1,492,743
Tidewater Inc.	48,761	2,675,028
Weatherford International Ltd.(a)	444,339	30,481,655

		150,355,988
PACKAGING & CONTAINERS—0.92%
Ball Corp.	134,492	6,052,140
Crown Holdings Inc.(a)	215,426	5,525,677
Owens-Illinois Inc.(a)	190,935	9,451,283
Packaging Corp. of America	121,830	3,435,606
Pactiv Corp.(a)	171,682	4,571,892
Sealed Air Corp.	29,466	681,843

		29,718,441
PHARMACEUTICALS—3.98%
Allergan Inc.	401,871	25,816,193
AmerisourceBergen Corp.	100,593	4,513,608
Amylin Pharmaceuticals Inc.(a)(b)	173,276	6,411,212
APP Pharmaceuticals Inc.(a)	34,082	350,022
Barr Pharmaceuticals Inc.(a)	144,524	7,674,224
Cephalon Inc.(a)	87,203	6,257,687
Endo Pharmaceuticals Holdings Inc.(a)	176,110	4,696,854
Express Scripts Inc.(a)	289,721	21,149,633
Forest Laboratories Inc.(a)	421,618	15,367,976
Herbalife Ltd.	63,043	2,539,372
Hospira Inc.(a)	206,212	8,792,880
ImClone Systems Inc.(a)	78,924	3,393,732
Mylan Inc.	398,416	5,601,729
NBTY Inc.(a)	72,695	1,991,843
Omnicare Inc.	19,220	438,408
Sepracor Inc.(a)(b)	140,218	3,680,723
VCA Antech Inc.(a)	110,644	4,893,784
Warner Chilcott Ltd. Class A(a)	119,653	2,121,448
Watson Pharmaceuticals Inc.(a)	78,441	2,128,889

		127,820,217
PIPELINES—1.07%
Equitable Resources Inc.	121,746	6,486,627
Questar Corp.	77,627	4,199,621
Williams Companies Inc. (The)	660,267	23,624,353

		34,310,601
REAL ESTATE—0.52%
CB Richard Ellis Group Inc. Class A(a)(b)	257,240	5,543,522
Forest City Enterprises Inc. Class A	94,930	4,218,689
Jones Lang LaSalle Inc.	48,472	3,449,268
St. Joe Co. (The)(b)	97,972	3,478,986

		16,690,465

REAL ESTATE INVESTMENT TRUSTS—1.95%
Apartment Investment and Management Co. Class A	6,873	238,699
CapitalSource Inc.	109,496	1,926,035
Duke Realty Corp.	140,130	3,654,590
Essex Property Trust Inc.	14,788	1,441,682
Federal Realty Investment Trust	38,462	3,159,653
General Growth Properties Inc.	157,322	6,478,520
Health Care REIT Inc.	13,275	593,260
Kilroy Realty Corp.	43,126	2,370,205
Macerich Co. (The)	94,390	6,707,353
ProLogis	295,269	18,714,149
Public Storage	12,680	930,839
Taubman Centers Inc.	38,909	1,913,934
UDR Inc.	178,873	3,550,629
Ventas Inc.	175,478	7,940,380
Weingarten Realty Investors	101,295	3,184,715

		62,804,643
RETAIL—6.94%
Abercrombie & Fitch Co. Class A	115,550	9,240,534
Advance Auto Parts Inc.	132,996	5,052,518
American Eagle Outfitters Inc.	244,720	5,082,835
AnnTaylor Stores Corp.(a)	68,000	1,738,080
AutoZone Inc.(a)	57,992	6,953,821
Barnes & Noble Inc.	6,132	211,247
Bed Bath & Beyond Inc.(a)	364,864	10,723,353
Big Lots Inc.(a)(b)	129,220	2,066,228
Brinker International Inc.	138,567	2,710,371
Burger King Holdings Inc.	83,536	2,381,611
CarMax Inc.(a)(b)	284,802	5,624,840
Cheesecake Factory Inc. (The)(a)(b)	94,904	2,250,174
Chico’s FAS Inc.(a)	232,045	2,095,366
Circuit City Stores Inc.	96,675	406,035
Coldwater Creek Inc.(a)	81,518	545,355
Copart Inc.(a)	84,017	3,574,923
Darden Restaurants Inc.	186,199	5,159,574
Dick’s Sporting Goods Inc.(a)	106,560	2,958,106
Dollar Tree Stores Inc.(a)	127,246	3,298,216
Family Dollar Stores Inc.	184,763	3,552,992
GameStop Corp. Class A(a)	207,251	12,872,360
J.C. Penney Co. Inc.	297,280	13,077,347
Limited Brands Inc.	419,322	7,937,765
MSC Industrial Direct Co. Inc. Class A	60,695	2,456,327
Nordstrom Inc.	321,539	11,810,127
Office Depot Inc.(a)	361,988	5,035,253
OfficeMax Inc.	45,633	942,778
O’Reilly Automotive Inc.(a)	150,245	4,872,445
Panera Bread Co. Class A(a)(b)	37,353	1,337,984
PetSmart Inc.	176,168	4,145,233
RadioShack Corp.	125,145	2,109,945
Ross Stores Inc.	182,905	4,676,881
Saks Inc.(a)	159,246	3,305,947
Tiffany & Co.	179,472	8,261,096
Tim Hortons Inc.	249,327	9,207,646
TJX Companies Inc. (The)	598,968	17,208,351
Tractor Supply Co.(a)	45,434	1,632,898
Urban Outfitters Inc.(a)(b)	149,153	4,065,911
Wendy’s International Inc.	114,891	2,968,783
Williams-Sonoma Inc.	119,873	3,104,711
Yum! Brands Inc.	689,994	26,406,070

		223,062,037

SAVINGS & LOANS—0.27%
Capitol Federal Financial	19,841	615,071
Hudson City Bancorp Inc.	285,254	4,284,515
People’s United Financial Inc.	198,158	3,527,212
TFS Financial Corp.(a)	24,712	295,061

		8,721,859
SEMICONDUCTORS—5.82%
Advanced Micro Devices Inc.(a)(b)	323,567	2,426,753
Altera Corp.	442,237	8,544,019
Analog Devices Inc.	404,542	12,823,981
Broadcom Corp. Class A(a)	617,223	16,134,209
Cree Inc.(a)(b)	27,652	759,600
Cypress Semiconductor Corp.(a)	209,642	7,553,401
Fairchild Semiconductor International Inc. Class A(a)	67,212	969,869
Integrated Device Technology Inc.(a)	87,442	988,969
International Rectifier Corp.(a)	21,664	735,926
Intersil Corp. Class A	97,413	2,384,670
KLA-Tencor Corp.	252,291	12,150,335
Lam Research Corp.(a)	162,679	7,032,613
Linear Technology Corp.	292,281	9,303,304
LSI Corp.(a)	558,250	2,964,308
Marvell Technology Group Ltd.(a)	621,770	8,692,345
MEMC Electronic Materials Inc.(a)	295,582	26,156,051
Microchip Technology Inc.	287,495	9,033,093
Micron Technology Inc.(a)(b)	324,831	2,355,025
National Semiconductor Corp.	355,652	8,051,961
Novellus Systems Inc.(a)(b)	99,455	2,741,974
NVIDIA Corp.(a)	717,079	24,395,028
QLogic Corp.(a)	161,167	2,288,571
Rambus Inc.(a)	106,237	2,224,603
Silicon Laboratories Inc.(a)	72,176	2,701,548
Teradyne Inc.(a)	115,390	1,193,133
Varian Semiconductor Equipment Associates Inc.(a)	103,546	3,831,202
Xilinx Inc.	392,212	8,577,676

		187,014,167
SOFTWARE—7.10%
Activision Inc.(a)	373,007	11,078,308
Acxiom Corp.	83,686	981,637
Autodesk Inc.(a)	303,998	15,126,940
BEA Systems Inc.(a)	516,156	8,144,942
BMC Software Inc.(a)	264,047	9,410,635
Broadridge Financial Solutions Inc.	183,401	4,113,684
CA Inc.	338,845	8,454,183
Cerner Corp.(a)(b)	86,657	4,887,455
Citrix Systems Inc.(a)	249,766	9,493,606
Compuware Corp.(a)	321,769	2,857,309
Dun & Bradstreet Corp. (The)	78,242	6,934,588
Electronic Arts Inc.(a)	410,291	23,965,097
Fair Isaac Corp.	7,464	239,968
Fidelity National Information Services Inc.	213,709	8,888,157
Fiserv Inc.(a)	221,441	12,287,761
Global Payments Inc.	106,256	4,943,029
IMS Health Inc.	230,916	5,320,305
Intuit Inc.(a)	443,676	14,024,598
MasterCard Inc. Class A	104,985	22,592,772
MoneyGram International Inc.(b)	110,189	1,693,605
MSCI Inc. Class A(a)	15,522	596,045
NAVTEQ Corp.(a)	128,619	9,723,596
Novell Inc.(a)	56,322	386,932

Paychex Inc.	446,813	16,183,567
Red Hat Inc.(a)	254,335	5,300,341
Salesforce.com Inc.(a)	125,038	7,838,632
SEI Investments Co.	170,556	5,486,787
Total System Services Inc.	189,110	5,295,080
VeriFone Holdings Inc.(a)	81,641	1,898,153

		228,147,712
TELECOMMUNICATIONS—3.70%
Amdocs Ltd.(a)	260,303	8,972,644
American Tower Corp. Class A(a)	550,416	23,447,722
Ciena Corp.(a)(b)	112,349	3,832,224
Citizens Communications Co.	79,401	1,010,775
CommScope Inc.(a)(b)	80,652	3,968,885
Crown Castle International Corp.(a)	249,678	10,386,605
Harris Corp.	176,793	11,081,385
JDS Uniphase Corp.(a)	148,183	1,970,834
Juniper Networks Inc.(a)	485,612	16,122,318
Leap Wireless International Inc.(a)(b)	67,206	3,134,488
Level 3 Communications Inc.(a)(b)	2,014,907	6,125,317
MetroPCS Communications Inc.(a)	75,518	1,468,825
NeuStar Inc. Class A(a)(b)	99,683	2,858,908
NII Holdings Inc. Class B(a)	227,639	10,999,516
SBA Communications Corp.(a)	135,334	4,579,703
TeleCorp PCS Inc. Escrow(c)	624	0
Telephone and Data Systems Inc.	60,503	3,787,488
United States Cellular Corp.(a)	7,396	622,004
Windstream Corp.	346,811	4,515,479

		118,885,120
TEXTILES—0.14%
Cintas Corp.	135,905	4,569,126

		4,569,126
TOYS, GAMES & HOBBIES—0.18%
Hasbro Inc.	65,210	1,668,072
Mattel Inc.	216,154	4,115,572

		5,783,644
TRANSPORTATION—1.50%
C.H. Robinson Worldwide Inc.	222,816	12,058,802
Con-way Inc.	46,815	1,944,695
CSX Corp.	98,407	4,327,940
Expeditors International Washington Inc.	280,623	12,538,236
Frontline Ltd.	63,921	3,068,208
J.B. Hunt Transport Services Inc.	115,153	3,172,465
Kansas City Southern Industries Inc.(a)(b)	60,763	2,085,994
Kirby Corp.(a)	70,205	3,263,128
Landstar System Inc.	73,200	3,085,380
UTi Worldwide Inc.	130,496	2,557,722

		48,102,570
TRUCKING & LEASING—0.06%
Aircastle Ltd.	38,079	1,002,620
GATX Corp.	24,600	902,328

		1,904,948
WATER—0.01%
Aqua America Inc.	11,945	253,234

		253,234

TOTAL COMMON STOCKS
(Cost: $2,955,519,738)		3,209,315,339

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.73%

MONEY MARKET FUNDS—4.73%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(d)(e)	8,431,230	8,431,230
BGI Cash Premier Fund LLC
4.90%(d)(e)(f)	143,642,174	143,642,174

		152,073,404

TOTAL SHORT-TERM INVESTMENTS
(Cost: $152,073,404)		152,073,404

TOTAL INVESTMENTS IN SECURITIES—104.62%
(Cost: $3,107,593,142)		3,361,388,743
Other Assets, Less Liabilities—(4.62)%		(148,530,138)

NET ASSETS—100.00%		$3,212,858,605

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.86%

ADVERTISING—0.28%
Getty Images Inc.(a)	43,577	$1,263,733
Harte-Hanks Inc.	25,703	444,662
Interpublic Group of Companies Inc. (The)(a)(b)	306,292	2,484,028
R.H. Donnelley Corp.(a)(b)	121,352	4,426,921

		8,619,344
AEROSPACE & DEFENSE—0.66%
Alliant Techsystems Inc.(a)	7,848	892,788
DRS Technologies Inc.	65,807	3,571,346
L-3 Communications Holdings Inc.	141,974	15,040,726
Spirit AeroSystems Holdings Inc. Class A(a)	21,909	755,860

		20,260,720
AGRICULTURE—1.22%
Bunge Ltd.	206,260	24,010,727
Carolina Group	75,402	6,431,791
UST Inc.	122,591	6,717,987

		37,160,505
AIRLINES—0.63%
Northwest Airlines Corp.(a)	151,290	2,195,218
Southwest Airlines Co.	990,735	12,086,967
UAL Corp.(a)	80,491	2,870,309
US Airways Group Inc.(a)	138,774	2,041,366

		19,193,860
APPAREL—0.53%
Jones Apparel Group Inc.	145,418	2,325,234
Liz Claiborne Inc.	166,632	3,390,961
VF Corp.	152,597	10,477,310

		16,193,505
AUTO MANUFACTURERS—0.76%
Ford Motor Co.(a)	3,454,425	23,248,280

		23,248,280
AUTO PARTS & EQUIPMENT—0.39%
Autoliv Inc.	55,568	2,928,989
BorgWarner Inc.	156,840	7,592,624
TRW Automotive Holdings Corp.(a)	72,426	1,513,703

		12,035,316
BANKS—5.20%
Associated Banc-Corp	217,880	5,902,369
BancorpSouth Inc.	140,607	3,319,731
Bank of Hawaii Corp.	56,214	2,874,784
BOK Financial Corp.	38,036	1,966,461
City National Corp.	69,950	4,165,522

Colonial BancGroup Inc. (The)	271,798	3,680,145
Comerica Inc.	266,430	11,597,698
Commerce Bancorp Inc.	233,120	8,891,197
Commerce Bancshares Inc.	124,856	5,601,040
Cullen/Frost Bankers Inc.	102,533	5,194,322
East West Bancorp Inc.	107,919	2,614,877
First Citizens BancShares Inc. Class A	10,296	1,501,672
First Horizon National Corp.(b)	214,996	3,902,177
Fulton Financial Corp.	296,242	3,323,835
Huntington Bancshares Inc.	624,163	9,212,646
KeyCorp	679,146	15,925,974
M&T Bank Corp.	122,531	9,994,854
Marshall & Ilsley Corp.	442,681	11,722,193
Northern Trust Corp.	57,002	4,365,213
Popular Inc.	477,356	5,059,974
Synovus Financial Corp.	294,569	7,093,221
TCF Financial Corp.	221,099	3,964,305
UnionBanCal Corp.	81,749	3,998,344
Valley National Bancorp	205,749	3,921,576
Webster Financial Corp.	91,585	2,927,972
Whitney Holding Corp.	115,594	3,022,783
Wilmington Trust Corp.	117,479	4,135,261
Zions Bancorporation	184,687	8,623,036

		158,503,182
BEVERAGES—1.46%
Brown-Forman Corp. Class B	39,403	2,920,156
Coca-Cola Enterprises Inc.	532,449	13,859,647
Constellation Brands Inc. Class A(a)	327,501	7,742,124
Molson Coors Brewing Co. Class B	187,164	9,661,406
Pepsi Bottling Group Inc.	180,252	7,112,744
PepsiAmericas Inc.	100,895	3,361,821

		44,657,898
BIOTECHNOLOGY—0.44%
Charles River Laboratories International Inc.(a)	75,788	4,986,850
Invitrogen Corp.(a)(b)	49,859	4,657,329
Millennium Pharmaceuticals Inc.(a)	246,001	3,685,095

		13,329,274
BUILDING MATERIALS—0.87%
Armstrong World Industries Inc.(a)	33,213	1,332,173
Lennox International Inc.	80,082	3,316,996
Masco Corp.	607,870	13,136,071
Owens Corning(a)(b)	188,529	3,812,056
USG Corp.(a)(b)	136,921	4,900,403

		26,497,699
CHEMICALS—3.78%
Air Products and Chemicals Inc.	195,773	19,309,091
Airgas Inc.	8,394	437,411
Ashland Inc.	95,919	4,549,438
Cabot Corp.	32,342	1,078,282
Celanese Corp. Class A	77,836	3,294,020
Chemtura Corp.	386,763	3,016,751
Cytec Industries Inc.	71,965	4,431,605
Eastman Chemical Co.	143,731	8,780,527
FMC Corp.	130,835	7,137,049
Huntsman Corp.	154,419	3,968,568
International Flavors & Fragrances Inc.	35,220	1,695,139
Lubrizol Corp.	87,260	4,726,002
Mosaic Co. (The)(a)	150,927	14,238,453
PPG Industries Inc.	280,489	19,698,742

Rohm & Haas Co.	107,939	5,728,323
RPM International Inc.	29,149	591,725
Sigma-Aldrich Corp.	156,598	8,550,251
Valspar Corp. (The)	154,669	3,486,239
Westlake Chemical Corp.	32,744	621,809

		115,339,425
COMMERCIAL SERVICES—1.13%
Avis Budget Group Inc.(a)	111,968	1,455,584
Convergys Corp.(a)	234,071	3,852,809
Genpact Ltd.(a)	9,286	141,426
Hertz Global Holdings Inc.(a)	190,900	3,033,401
Hewitt Associates Inc. Class A(a)	60,932	2,333,086
R.R. Donnelley & Sons Co.	376,039	14,191,712
Service Corp. International	476,102	6,689,233
United Rentals Inc.(a)	146,810	2,695,432

		34,392,683
COMPUTERS—2.61%
Affiliated Computer Services Inc. Class A(a)	92,053	4,151,590
Cadence Design Systems Inc.(a)	344,287	5,856,322
Computer Sciences Corp.(a)	295,938	14,640,053
Electronic Data Systems Corp.	365,138	7,569,311
Lexmark International Inc. Class A(a)	73,547	2,563,848
NCR Corp.(a)	268,935	6,750,268
SanDisk Corp.(a)	158,298	5,250,745
Seagate Technology	576,829	14,709,139
Teradata Corp.(a)	268,936	7,371,536
Unisys Corp.(a)	595,108	2,814,861
Western Digital Corp.(a)	266,136	8,039,969

		79,717,642
COSMETICS & PERSONAL CARE—0.17%
Alberto-Culver Co.	119,236	2,926,051
Avon Products Inc.	58,537	2,313,968

		5,240,019
DISTRIBUTION & WHOLESALE—0.76%
Genuine Parts Co.	291,089	13,477,421
Ingram Micro Inc. Class A(a)	247,946	4,472,946
Tech Data Corp.(a)	94,035	3,547,000
W.W. Grainger Inc.	18,735	1,639,687

		23,137,054
DIVERSIFIED FINANCIAL SERVICES—2.53%
AmeriCredit Corp.(a)(b)	187,441	2,397,370
Ameriprise Financial Inc.	401,921	22,149,866
BlackRock Inc.	46,905	10,169,004
CIT Group Inc.	327,660	7,873,670
E*TRADE Financial Corp.(a)(b)	454,374	1,613,028
GLG Partners Inc.(a)(b)	18,695	254,252
IndyMac Bancorp Inc.(b)	137,139	815,977
Invesco Ltd.	148,468	4,658,926
Janus Capital Group Inc.	67,302	2,210,871
Jefferies Group Inc.	214,341	4,940,560
Legg Mason Inc.	132,396	9,684,767
MF Global Ltd.(a)	76,236	2,399,147
NASDAQ Stock Market Inc. (The)(a)	38,446	1,902,693
Raymond James Financial Inc.	160,723	5,249,213
Student Loan Corp. (The)	6,819	750,090

		77,069,434

ELECTRIC—11.21%
Alliant Energy Corp.	194,327	7,907,166
Ameren Corp.	353,696	19,173,860
American Electric Power Co. Inc.	681,294	31,721,049
CMS Energy Corp.	383,547	6,666,047
Consolidated Edison Inc.	462,179	22,577,444
Constellation Energy Group Inc.	69,002	7,074,775
DPL Inc.	89,501	2,653,705
DTE Energy Co.	279,703	12,295,744
Dynegy Inc. Class A(a)	484,663	3,460,494
Edison International	556,648	29,708,304
Energy East Corp.	269,993	7,346,510
Great Plains Energy Inc.	146,999	4,310,011
Hawaiian Electric Industries Inc.	140,220	3,192,809
Integrys Energy Group Inc.	129,301	6,683,569
MDU Resources Group Inc.	310,658	8,577,267
Mirant Corp.(a)(b)	137,706	5,367,780
Northeast Utilities	264,052	8,267,468
NRG Energy Inc.(a)	80,815	3,502,522
NSTAR	182,478	6,609,353
OGE Energy Corp.	156,743	5,688,203
Pepco Holdings Inc.	329,877	9,675,292
PG&E Corp.	600,536	25,877,096
Pinnacle West Capital Corp.	171,254	7,262,882
PPL Corp.	167,484	8,724,242
Progress Energy Inc.	440,555	21,336,079
Puget Energy Inc.	199,651	5,476,427
Reliant Energy Inc.(a)	583,658	15,315,186
SCANA Corp.	199,320	8,401,338
Sierra Pacific Resources Corp.	322,817	5,481,433
TECO Energy Inc.	358,130	6,163,417
Wisconsin Energy Corp.	199,807	9,732,599
Xcel Energy Inc.	698,628	15,768,034

		341,998,105
ELECTRICAL COMPONENTS & EQUIPMENT—0.30%
Energizer Holdings Inc.(a)	27,234	3,053,748
Hubbell Inc. Class B	67,832	3,500,131
Molex Inc.	100,917	2,755,034

		9,308,913
ELECTRONICS—0.87%
Applied Biosystems Group	236,193	8,011,667
Arrow Electronics Inc.(a)	95,322	3,744,248
Avnet Inc.(a)	105,558	3,691,363
AVX Corp.	69,221	928,946
Jabil Circuit Inc.	116,156	1,773,702
PerkinElmer Inc.	153,359	3,990,401
Sanmina-SCI Corp.(a)	703,312	1,280,028
Vishay Intertechnology Inc.(a)	262,921	2,999,929

		26,420,284
ENGINEERING & CONSTRUCTION—0.58%
KBR Inc.(a)	288,363	11,188,484
Shaw Group Inc. (The)(a)	11,766	711,137
URS Corp.(a)	106,475	5,784,787

		17,684,408
ENTERTAINMENT—0.12%
DreamWorks Animation SKG Inc. Class A(a)	23,373	596,946
International Speedway Corp. Class A	59,475	2,449,180
Regal Entertainment Group Class A	25,073	453,069
Warner Music Group Corp.	27,531	166,838

		3,666,033

ENVIRONMENTAL CONTROL—0.18%
Allied Waste Industries Inc.(a)(b)	414,497	4,567,757
Republic Services Inc.	30,053	942,162

		5,509,919
FOOD—4.32%
Campbell Soup Co.	170,293	6,084,569
ConAgra Foods Inc.	850,984	20,244,909
Corn Products International Inc.	127,207	4,674,857
Dean Foods Co.	207,440	5,364,398
Del Monte Foods Co.	345,432	3,267,787
H.J. Heinz Co.	249,195	11,632,423
Hershey Co. (The)	84,719	3,337,929
Hormel Foods Corp.	126,302	5,112,705
J.M. Smucker Co. (The)	96,750	4,976,820
McCormick & Co. Inc. NVS	75,330	2,855,760
Safeway Inc.	754,473	25,810,521
Sara Lee Corp.	598,643	9,614,207
Smithfield Foods Inc.(a)	186,497	5,393,493
SUPERVALU Inc.	358,954	13,467,954
Tyson Foods Inc. Class A	451,365	6,919,425
Wm. Wrigley Jr. Co.	49,192	2,880,192

		131,637,949
FOREST PRODUCTS & PAPER—1.39%
Domtar Corp.(a)	389,209	2,993,017
Louisiana-Pacific Corp.	177,927	2,434,041
MeadWestvaco Corp.	315,116	9,863,131
Plum Creek Timber Co. Inc.	278,434	12,819,101
Rayonier Inc.	124,209	5,867,633
Smurfit-Stone Container Corp.(a)	435,828	4,602,344
Temple-Inland Inc.	180,448	3,762,341

		42,341,608
GAS—2.23%
AGL Resources Inc.	132,931	5,003,523
Atmos Energy Corp.	151,800	4,256,472
Energen Corp.	122,553	7,871,579
NiSource Inc.	468,235	8,844,959
Sempra Energy	450,719	27,890,492
Southern Union Co.	183,653	5,392,052
UGI Corp.	181,537	4,946,883
Vectren Corp.	130,802	3,794,566

		68,000,526
HAND & MACHINE TOOLS—0.55%
Black & Decker Corp. (The)	51,654	3,597,701
Kennametal Inc.	55,902	2,116,450
Lincoln Electric Holdings Inc.	23,184	1,650,237
Snap-On Inc.	99,073	4,779,281
Stanley Works (The)	96,756	4,690,731

		16,834,400
HEALTH CARE - PRODUCTS—0.29%
Beckman Coulter Inc.	19,884	1,447,555
Cooper Companies Inc. (The)	45,559	1,731,242
Hillenbrand Industries Inc.	87,375	4,869,409
Kinetic Concepts Inc.(a)	16,604	889,310

		8,937,516
HEALTH CARE - SERVICES—0.60%
Brookdale Senior Living Inc.	48,634	1,381,692

Community Health Systems Inc.(a)	149,487	5,510,091
Coventry Health Care Inc.(a)	17,332	1,026,921
Health Management Associates Inc. Class A	413,268	2,471,343
LifePoint Hospitals Inc.(a)(b)	98,803	2,938,401
Quest Diagnostics Inc.	19,459	1,029,381
Tenet Healthcare Corp.(a)	182,412	926,653
Universal Health Services Inc. Class B	56,296	2,882,355

		18,166,837
HOLDING COMPANIES - DIVERSIFIED—0.43%
Leucadia National Corp.	280,112	13,193,275

		13,193,275
HOME BUILDERS—1.06%
Centex Corp.	194,801	4,920,673
D.R. Horton Inc.	536,641	7,067,562
KB Home	131,320	2,836,512
Lennar Corp. Class A	232,008	4,150,623
M.D.C. Holdings Inc.	59,579	2,212,168
NVR Inc.(a)(b)	4,074	2,134,776
Pulte Homes Inc.	232,514	2,450,698
Ryland Group Inc.	71,721	1,975,914
Thor Industries Inc.	5,142	195,447
Toll Brothers Inc.(a)(b)	215,435	4,321,626

		32,265,999
HOME FURNISHINGS—0.10%
Whirlpool Corp.	38,345	3,130,102

		3,130,102
HOUSEHOLD PRODUCTS & WARES—0.84%
Avery Dennison Corp.	26,538	1,410,229
Church & Dwight Co. Inc.	6,455	349,022
Clorox Co. (The)	18,897	1,231,517
Fortune Brands Inc.	260,985	18,884,875
Jarden Corp.(a)	56,861	1,342,488
Scotts Miracle-Gro Co. (The) Class A	60,637	2,269,037

		25,487,168
HOUSEWARES—0.19%
Newell Rubbermaid Inc.	230,144	5,956,127

		5,956,127
INSURANCE—10.05%
Alleghany Corp.(a)	8,461	3,401,322
Allied World Assurance Holdings Ltd.	103,187	5,176,892
Ambac Financial Group Inc.(b)	174,165	4,488,232
American Financial Group Inc.	140,611	4,060,846
American National Insurance Co.	26,821	3,251,778
Aon Corp.	501,634	23,922,925
Arch Capital Group Ltd.(a)	81,422	5,728,038
Arthur J. Gallagher & Co.	129,358	3,129,170
Assurant Inc.	206,748	13,831,441
Axis Capital Holdings Ltd.	262,166	10,216,609
Cincinnati Financial Corp.	293,316	11,597,715
CNA Financial Corp.	46,210	1,558,201
Conseco Inc.(a)	322,441	4,049,859
Endurance Specialty Holdings Ltd.	100,327	4,186,646
Erie Indemnity Co. Class A	62,293	3,232,384
Everest Re Group Ltd.	107,941	10,837,276
Fidelity National Financial Inc.	378,678	5,532,486
First American Corp.	156,601	5,343,226
Genworth Financial Inc. Class A	742,978	18,908,790

Hanover Insurance Group Inc. (The)	83,541	3,826,178
HCC Insurance Holdings Inc.	108,923	3,123,912
Markel Corp.(a)	17,012	8,354,593
MBIA Inc.(b)	223,509	4,163,973
Mercury General Corp.	45,328	2,257,788
MGIC Investment Corp.(b)	142,104	3,187,393
Nationwide Financial Services Inc. Class A	90,473	4,072,190
Old Republic International Corp.	395,335	6,092,112
OneBeacon Insurance Group Ltd.	48,292	1,038,278
PartnerRe Ltd.	75,511	6,231,923
Philadelphia Consolidated Holding Corp.(a)	22,933	902,414
PMI Group Inc. (The)	138,370	1,837,554
Principal Financial Group Inc.	431,899	29,731,927
Protective Life Corp.	119,739	4,911,694
Radian Group Inc.(b)	136,884	1,598,805
Reinsurance Group of America Inc.	50,279	2,638,642
RenaissanceRe Holdings Ltd.	123,458	7,437,110
Safeco Corp.	161,537	8,994,380
StanCorp Financial Group Inc.	84,650	4,264,667
Torchmark Corp.	163,164	9,876,317
Transatlantic Holdings Inc.	29,465	2,141,222
Unitrin Inc.	78,027	3,744,516
Unum Group	616,418	14,664,584
W.R. Berkley Corp.	200,965	5,990,767
Wesco Financial Corp.	2,415	982,905
White Mountains Insurance Group Ltd.	15,566	8,001,702
XL Capital Ltd. Class A	280,519	14,112,911

		306,634,293
INTERNET—0.84%
Expedia Inc.(a)	324,205	10,251,362
IAC/InterActiveCorp(a)	278,411	7,494,824
Liberty Media Corp. - Liberty Interactive Group Series A(a)	416,750	7,951,590

		25,697,776
INVESTMENT COMPANIES—0.53%
Allied Capital Corp.(b)	260,163	5,593,504
American Capital Strategies Ltd.	321,081	10,582,830

		16,176,334
IRON & STEEL—1.27%
Carpenter Technology Corp.	37,319	2,805,269
Reliance Steel & Aluminum Co.	101,274	5,489,051
Steel Dynamics Inc.	99,221	5,910,595
United States Steel Corp.	202,140	24,440,747

		38,645,662
LEISURE TIME—0.40%
Brunswick Corp.	154,116	2,627,678
Royal Caribbean Cruises Ltd.	227,590	9,658,920

		12,286,598
LODGING—0.63%
Harrah’s Entertainment Inc.	135,869	12,058,374
Orient-Express Hotels Ltd.	3,926	225,824
Wyndham Worldwide Corp.	288,413	6,795,010

		19,079,208
MACHINERY—0.25%
AGCO Corp.(a)	54,124	3,679,350
Flowserve Corp.	9,798	942,568
Gardner Denver Inc.(a)	90,469	2,985,477

		7,607,395

MANUFACTURING—4.83%
Carlisle Companies Inc.	77,070	2,853,902
Cooper Industries Ltd.	212,030	11,212,146
Crane Co.	87,086	3,735,989
Dover Corp.	236,786	10,913,467
Eastman Kodak Co.(b)	491,515	10,749,433
Eaton Corp.	220,760	21,402,682
Ingersoll-Rand Co. Ltd. Class A	436,586	20,288,151
ITT Industries Inc.	271,664	17,940,691
Leggett & Platt Inc.	302,653	5,278,268
Pall Corp.	18,213	734,348
Parker Hannifin Corp.	296,835	22,354,644
Pentair Inc.	170,486	5,934,618
SPX Corp.	89,516	9,206,721
Teleflex Inc.	67,000	4,221,670
Trinity Industries Inc.	17,245	478,721

		147,305,451
MEDIA—2.97%
Cablevision Systems Corp.(a)	252,414	6,184,143
Central European Media Enterprises Ltd.(a)	5,347	620,145
Discovery Holding Co. Class A(a)	214,517	5,392,957
E.W. Scripps Co. Class A	153,861	6,925,284
Gannett Co. Inc.	400,930	15,636,270
Hearst-Argyle Television Inc.	42,176	932,511
Idearc Inc.	250,988	4,407,349
Liberty Global Inc. Class A(a)	322,071	12,621,962
Liberty Media Corp. - Liberty Capital Group Series A(a)	220,433	25,678,240
McClatchy Co. (The) Class A(b)	77,118	965,517
New York Times Co. (The) Class A	183,066	3,209,147
Washington Post Co. (The) Class B	10,014	7,925,380

		90,498,905
METAL FABRICATE & HARDWARE—0.37%
Commercial Metals Co.	203,690	5,998,670
Timken Co. (The)	162,123	5,325,741

		11,324,411
OFFICE & BUSINESS EQUIPMENT—0.94%
Pitney Bowes Inc.	68,370	2,600,795
Xerox Corp.	1,601,454	25,927,540

		28,528,335
OFFICE FURNISHINGS—0.01%
Steelcase Inc. Class A	29,204	463,467

		463,467
OIL & GAS—6.04%
Chesapeake Energy Corp.	328,245	12,867,204
Cimarex Energy Co.	142,293	6,051,721
Continental Resources Inc.(a)	26,854	701,695
ENSCO International Inc.	18,594	1,108,574
Forest Oil Corp.(a)	134,768	6,851,605
Frontier Oil Corp.	93,630	3,799,505
Helmerich & Payne Inc.	176,511	7,072,796
Hess Corp.	474,310	47,838,907
Murphy Oil Corp.	321,415	27,268,849
Nabors Industries Ltd.(a)	56,640	1,551,370
Newfield Exploration Co.(a)	222,078	11,703,511
Noble Energy Inc.	250,466	19,917,056

Patterson-UTI Energy Inc.	267,753	5,226,539
Pioneer Natural Resources Co.	210,902	10,300,454
Plains Exploration & Production Co.(a)	190,653	10,295,262
Pride International Inc.(a)	73,266	2,483,717
Rowan Companies Inc.	53,972	2,129,735
SandRidge Energy Inc.(a)	25,603	918,124
St. Mary Land & Exploration Co.	107,319	4,143,587
Unit Corp.(a)	17,358	802,807
W&T Offshore Inc.	17,717	530,801
Western Refining Inc.	22,222	537,995

		184,101,814
OIL & GAS SERVICES—0.23%
Helix Energy Solutions Group Inc.(a)	31,492	1,306,918
SEACOR Holdings Inc.(a)	41,342	3,834,057
Tidewater Inc.	33,052	1,813,233

		6,954,208
PACKAGING & CONTAINERS—0.55%
Bemis Co. Inc.	178,741	4,893,929
Owens-Illinois Inc.(a)	16,715	827,392
Sealed Air Corp.	237,917	5,505,399
Sonoco Products Co.	170,851	5,583,411

		16,810,131
PHARMACEUTICALS—0.57%
AmerisourceBergen Corp.	154,641	6,938,742
King Pharmaceuticals Inc.(a)	416,507	4,265,032
Omnicare Inc.	182,631	4,165,813
Watson Pharmaceuticals Inc.(a)	73,277	1,988,738

		17,358,325
PIPELINES—2.70%
El Paso Corp.	1,196,359	20,625,229
Equitable Resources Inc.	49,921	2,659,791
National Fuel Gas Co.	142,616	6,657,315
ONEOK Inc.	177,487	7,946,093
Questar Corp.	193,826	10,485,987
Spectra Energy Corp.	1,079,479	27,872,148
Williams Companies Inc. (The)	166,770	5,967,031

		82,213,594
REAL ESTATE—0.05%
Forestar Real Estate Group Inc.	60,149	1,418,923

		1,418,923
REAL ESTATE INVESTMENT TRUSTS—8.03%
AMB Property Corp.	170,209	9,797,230
Annaly Capital Management Inc.	686,485	12,480,297
Apartment Investment and Management Co. Class A	157,023	5,453,409
AvalonBay Communities Inc.	136,075	12,810,100
Boston Properties Inc.	175,056	16,071,891
Brandywine Realty Trust	148,459	2,661,870
BRE Properties Inc. Class A	86,699	3,513,910
Camden Property Trust	97,109	4,675,798
CapitalSource Inc.	98,505	1,732,703
CBL & Associates Properties Inc.	110,772	2,648,559
Colonial Properties Trust	78,458	1,775,505
Developers Diversified Realty Corp.	213,473	8,173,881
Douglas Emmett Inc.	176,950	4,000,839
Duke Realty Corp.	66,794	1,741,988
Equity Residential	463,106	16,889,476

Essex Property Trust Inc.	22,592	2,202,494
Federal Realty Investment Trust	46,347	3,807,406
General Growth Properties Inc.	165,638	6,820,973
HCP Inc.(b)	351,981	12,241,899
Health Care REIT Inc.(b)	120,370	5,379,335
Hospitality Properties Trust	160,374	5,167,250
Host Hotels & Resorts Inc.	886,181	15,100,524
HRPT Properties Trust	384,467	2,971,930
iStar Financial Inc.	218,968	5,704,116
Kimco Realty Corp.	366,838	13,352,903
Liberty Property Trust	155,919	4,492,026
Mack-Cali Realty Corp.	116,117	3,947,978
ProLogis	54,581	3,459,344
Public Storage	196,795	14,446,721
Regency Centers Corp.	118,702	7,655,092
SL Green Realty Corp.	101,312	9,468,620
Taubman Centers Inc.	41,066	2,020,037
Thornburg Mortgage Inc.(b)	223,548	2,065,584
Vornado Realty Trust	228,066	20,058,405

		244,790,093
RETAIL—1.49%
AnnTaylor Stores Corp.(a)	22,085	564,493
AutoNation Inc.(a)	235,947	3,694,930
Barnes & Noble Inc.	74,848	2,578,514
BJ’s Wholesale Club Inc.(a)	111,679	3,778,101
Circuit City Stores Inc.	165,453	694,903
Copart Inc.(a)	7,788	331,379
Dillard’s Inc. Class A(b)	104,407	1,960,763
Foot Locker Inc.	265,532	3,627,167
Gap Inc. (The)	943,389	20,075,318
OfficeMax Inc.	69,537	1,436,634
Penske Automotive Group Inc.	95,877	1,674,012
RadioShack Corp.	68,919	1,161,974
Rite Aid Corp.(a)(b)	1,164,381	3,248,623
Saks Inc.(a)	33,546	696,415

		45,523,226
SAVINGS & LOANS—1.29%
Astoria Financial Corp.	148,467	3,454,827
Capitol Federal Financial	11,645	360,995
Guaranty Financial Group Inc.	60,149	962,389
Hudson City Bancorp Inc.	559,934	8,410,209
New York Community Bancorp Inc.	549,370	9,657,925
People’s United Financial Inc.	187,321	3,334,314
Sovereign Bancorp Inc.	732,527	8,350,808
TFS Financial Corp.(a)	147,710	1,763,657
Washington Federal Inc.	149,413	3,154,108

		39,449,232
SEMICONDUCTORS—1.13%
Advanced Micro Devices Inc.(a)(b)	611,770	4,588,275
Atmel Corp.(a)	768,189	3,318,576
Cree Inc.(a)(b)	107,928	2,964,782
Fairchild Semiconductor International Inc. Class A(a)	124,577	1,797,646
Integrated Device Technology Inc.(a)	224,016	2,533,621
International Rectifier Corp.(a)	96,016	3,261,664
Intersil Corp. Class A	104,707	2,563,227
LSI Corp.(a)	498,271	2,645,819
Micron Technology Inc.(a)(b)	870,951	6,314,395
Novellus Systems Inc.(a)(b)	69,254	1,909,333
QLogic Corp.(a)	24,556	348,695
Rambus Inc.(a)	37,530	785,878
Teradyne Inc.(a)	146,625	1,516,102

		34,548,013

SOFTWARE—0.66%
CA Inc.	263,811	6,582,084
Compuware Corp.(a)	97,129	862,506
Fair Isaac Corp.	77,396	2,488,281
Fidelity National Information Services Inc.	51,695	2,149,995
IMS Health Inc.	35,712	822,804
Metavante Technologies Inc.(a)	147,726	3,444,970
MSCI Inc. Class A(a)	3,702	142,157
Novell Inc.(a)	518,836	3,564,403

		20,057,200
TELECOMMUNICATIONS—2.93%
ADC Telecommunications Inc.(a)	200,630	3,119,795
CenturyTel Inc.	187,119	7,757,954
Citizens Communications Co.	482,046	6,136,446
Clearwire Corp. Class A(a)(b)	39,607	543,012
CommScope Inc.(a)	8,343	410,559
Crown Castle International Corp.(a)	72,202	3,003,603
Embarq Corp.	258,093	12,783,346
JDS Uniphase Corp.(a)	158,712	2,110,870
Juniper Networks Inc.(a)	248,566	8,252,391
Qwest Communications International Inc.(a)(b)	2,748,620	19,267,826
TeleCorp PCS Inc. Escrow(c)	774	0
Telephone and Data Systems Inc.	96,749	6,056,487
Tellabs Inc.(a)	748,003	4,891,940
United States Cellular Corp.(a)	19,277	1,621,196
Virgin Media Inc.	500,799	8,583,695
Windstream Corp.	365,375	4,757,182

		89,296,302
TEXTILES—0.29%
Cintas Corp.	55,298	1,859,119
Mohawk Industries Inc.(a)(b)	94,067	6,998,585

		8,857,704
TOYS, GAMES & HOBBIES—0.36%
Hasbro Inc.	166,667	4,263,342
Mattel Inc.	345,963	6,587,136

		10,850,478
TRANSPORTATION—1.56%
Alexander & Baldwin Inc.	73,362	3,789,881
Con-way Inc.	17,253	716,690
CSX Corp.	619,167	27,230,965
Kansas City Southern Industries Inc.(a)(b)	52,273	1,794,532
Overseas Shipholding Group Inc.	53,367	3,972,106
Ryder System Inc.	99,169	4,661,935
Teekay Corp.	68,998	3,671,384
YRC Worldwide Inc.(a)(b)	98,088	1,676,324

		47,513,817
TRUCKING & LEASING—0.06%
GATX Corp.	49,857	1,828,755

		1,828,755
WATER—0.15%
Aqua America Inc.	211,207	4,477,588

		4,477,588
TOTAL COMMON STOCKS

(Cost: $3,290,191,507)		3,045,432,247

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.02%

MONEY MARKET FUNDS—4.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(d)(e)	25,103,641	25,103,641
BGI Cash Premier Fund LLC
4.90%(d)(e)(f)	97,638,751	97,638,751

		122,742,392

TOTAL SHORT-TERM INVESTMENTS
(Cost: $122,742,392)		122,742,392

TOTAL INVESTMENTS IN SECURITIES—103.88%
(Cost: $3,412,933,899)		3,168,174,639

SHORT POSITIONS(g)—(0.13)%

COMMON STOCKS—(0.13)%
Total System Services Inc.	(142,571)	(3,991,988)

		(3,991,988)

TOTAL SHORT POSITIONS
(Proceeds: $4,112,754)		(3,991,988)
Other Assets, Less Liabilities—(3.75)%		(114,425,219)

NET ASSETS—100.00%		$3,049,757,432

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.
(g)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 100 INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.76%

AEROSPACE & DEFENSE—2.68%
Boeing Co. (The)	495,810	$43,363,543
General Dynamics Corp.	257,488	22,913,857
Raytheon Co.	274,799	16,680,299
United Technologies Corp.	632,310	48,397,007

		131,354,706
AGRICULTURE—2.08%
Altria Group Inc.	1,347,087	101,812,835

		101,812,835
AUTO MANUFACTURERS—0.37%
Ford Motor Co.(a)	1,337,079	8,998,542
General Motors Corp.	360,918	8,983,249

		17,981,791
BANKS—6.36%
Bank of America Corp.	2,838,469	117,115,231
Bank of New York Mellon Corp. (The)	727,796	35,487,333
Regions Financial Corp.	445,150	10,527,797
U.S. Bancorp	1,103,496	35,024,963
Wachovia Corp.	1,263,594	48,054,480
Wells Fargo & Co.	2,158,274	65,158,292

		311,368,096
BEVERAGES—3.69%
Anheuser-Busch Companies Inc.	469,600	24,578,864
Coca-Cola Co. (The)	1,271,121	78,008,696
PepsiCo Inc.	1,029,519	78,140,492

		180,728,052
BIOTECHNOLOGY—0.66%
Amgen Inc.(a)	694,877	32,270,088

		32,270,088
CHEMICALS—1.00%
Dow Chemical Co. (The)	604,287	23,820,994
E.I. du Pont de Nemours and Co.	575,305	25,365,197

		49,186,191
COMPUTERS—7.14%
Apple Inc.(a)	559,947	110,914,302
Dell Inc.(a)	1,433,700	35,139,987
EMC Corp.(a)	1,337,520	24,784,246
Hewlett-Packard Co.	1,648,847	83,233,797
International Business Machines Corp.	881,268	95,265,071

		349,337,403
COSMETICS & PERSONAL CARE—3.72%
Avon Products Inc.	274,771	10,861,698

Colgate-Palmolive Co.	325,015	25,338,169
Procter & Gamble Co. (The)	1,986,128	145,821,518

		182,021,385
DIVERSIFIED FINANCIAL SERVICES—8.08%
American Express Co.	748,118	38,917,098
Capital One Financial Corp.	250,289	11,828,658
Citigroup Inc.	3,192,869	93,998,063
Goldman Sachs Group Inc. (The)	254,393	54,707,215
JPMorgan Chase & Co.	2,148,327	93,774,474
Lehman Brothers Holdings Inc.	338,660	22,161,910
Merrill Lynch & Co. Inc.	547,678	29,399,355
Morgan Stanley	678,114	36,014,635
NYSE Euronext Inc.	168,360	14,776,957

		395,578,365
ELECTRIC—1.82%
AES Corp. (The)(a)	425,893	9,109,851
American Electric Power Co. Inc.	254,869	11,866,701
Entergy Corp.	124,426	14,871,396
Exelon Corp.	422,231	34,470,939
Southern Co. (The)	483,215	18,724,581

		89,043,468
FOOD—1.11%
Campbell Soup Co.	142,984	5,108,818
H.J. Heinz Co.	202,991	9,475,620
Kraft Foods Inc.	989,907	32,300,665
Sara Lee Corp.	462,592	7,429,228

		54,314,331
FOREST PRODUCTS & PAPER—0.38%
International Paper Co.	274,045	8,873,577
Weyerhaeuser Co.	134,212	9,896,793

		18,770,370
HEALTH CARE - PRODUCTS—4.01%
Baxter International Inc.	405,758	23,554,252
Covidien Ltd.	317,405	14,057,868
Johnson & Johnson	1,830,162	122,071,805
Medtronic Inc.	723,296	36,360,090

		196,044,015
INSURANCE—2.88%
Allstate Corp. (The)	365,282	19,078,679
American International Group Inc.	1,622,106	94,568,780
CIGNA Corp.	178,808	9,607,354
Hartford Financial Services Group Inc. (The)	200,878	17,514,553

		140,769,366
INTERNET—2.09%
Google Inc. Class A(a)	148,058	102,379,146

		102,379,146
IRON & STEEL—0.12%
Allegheny Technologies Inc.	65,281	5,640,278

		5,640,278
LODGING—0.22%
Harrah’s Entertainment Inc.	119,296	10,587,520

		10,587,520

MACHINERY—0.74%
Caterpillar Inc.	406,896	29,524,374
Rockwell Automation Inc.	95,654	6,596,300

		36,120,674
MANUFACTURING—6.54%
General Electric Co.	6,462,937	239,581,075
Honeywell International Inc.	477,449	29,396,535
3M Co.	456,152	38,462,737
Tyco International Ltd.	316,731	12,558,384

		319,998,731
MEDIA—2.78%
CBS Corp. Class B	436,937	11,906,533
Clear Channel Communications Inc.	313,349	10,816,807
Comcast Corp. Class A(a)	1,966,026	35,899,635
Time Warner Inc.	2,312,469	38,178,863
Walt Disney Co. (The)	1,217,753	39,309,067

		136,110,905
MINING—0.41%
Alcoa Inc.	542,853	19,841,277

		19,841,277
OFFICE & BUSINESS EQUIPMENT—0.20%
Xerox Corp.	592,136	9,586,682

		9,586,682
OIL & GAS—11.11%
Chevron Corp.	1,350,362	126,029,285
ConocoPhillips	1,023,055	90,335,756
Exxon Mobil Corp.	3,493,933	327,346,583

		543,711,624
OIL & GAS SERVICES—2.31%
Baker Hughes Inc.	203,687	16,519,016
Halliburton Co.	563,904	21,377,601
Schlumberger Ltd.	764,871	75,240,360

		113,136,977
PHARMACEUTICALS—5.50%
Abbott Laboratories	988,401	55,498,716
Bristol-Myers Squibb Co.	1,264,545	33,535,733
Merck & Co. Inc.	1,392,076	80,893,536
Pfizer Inc.	4,368,118	99,287,322

		269,215,307
PIPELINES—0.43%
El Paso Corp.	446,628	7,699,867
Williams Companies Inc. (The)	380,001	13,596,436

		21,296,303
RETAIL—4.28%
CVS Caremark Corp.	944,423	37,540,814
Home Depot Inc.	1,076,850	29,010,339
McDonald’s Corp.	756,590	44,570,717
Target Corp.	531,633	26,581,650
Wal-Mart Stores Inc.	1,511,312	71,832,659

		209,536,179
SEMICONDUCTORS—2.65%
Intel Corp.	3,739,458	99,693,950
Texas Instruments Inc.	894,633	29,880,742

		129,574,692

SOFTWARE—4.91%
Microsoft Corp.	5,145,271	183,171,648
Oracle Corp.(a)	2,522,306	56,953,669

		240,125,317
TELECOMMUNICATIONS—7.58%
AT&T Inc.	3,878,513	161,191,000
Cisco Systems Inc.(a)	3,880,088	105,033,982
Sprint Nextel Corp.	1,815,549	23,838,158
Verizon Communications Inc.	1,848,572	80,764,111

		370,827,251
TRANSPORTATION—1.91%
Burlington Northern Santa Fe Corp.	190,775	15,878,203
FedEx Corp.	196,933	17,560,516
Norfolk Southern Corp.	247,956	12,506,901
United Parcel Service Inc. Class B	672,185	47,536,923

		93,482,543
TOTAL COMMON STOCKS

(Cost: $4,981,272,272)		4,881,751,868

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.59%

MONEY MARKET FUNDS—0.59%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(b)(c)	28,914,361	28,914,361

		28,914,361

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,914,361)		28,914,361

TOTAL INVESTMENTS IN SECURITIES—100.35%
(Cost: $5,010,186,633)		4,910,666,229
Other Assets, Less Liabilities—(0.35)%		(17,274,153)

NET ASSETS—100.00%		$4,893,392,076

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 1500 INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.83%

ADVERTISING—0.18%
Getty Images Inc.(a)	736	$21,344
Harte-Hanks Inc.	816	14,117
Interpublic Group of Companies Inc. (The)(a)	7,410	60,095
inVentiv Health Inc.(a)	551	17,059
Lamar Advertising Co.	1,270	61,049
Omnicom Group Inc.	5,113	243,021

		416,685
AEROSPACE & DEFENSE—2.24%
AAR Corp.(a)	558	21,221
Alliant Techsystems Inc.(a)	532	60,520
BE Aerospace Inc.(a)	1,447	76,546
Boeing Co. (The)	12,164	1,063,863
Curtiss-Wright Corp.	673	33,785
DRS Technologies Inc.	603	32,725
Esterline Technologies Corp.(a)	489	25,306
GenCorp Inc.(a)	881	10,272
General Dynamics Corp.	6,330	563,307
Goodrich Corp.	1,980	139,808
Kaman Corp.	392	14,430
L-3 Communications Holdings Inc.	1,948	206,371
Lockheed Martin Corp.	5,430	571,562
Moog Inc. Class A(a)	618	28,311
Northrop Grumman Corp.	5,347	420,488
Raytheon Co.	6,732	408,632
Rockwell Collins Inc.	2,586	186,114
Teledyne Technologies Inc.(a)	518	27,625
Triumph Group Inc.	248	20,423
United Technologies Corp.	15,474	1,184,380

		5,095,689
AGRICULTURE—1.87%
Alliance One International Inc.(a)	1,292	5,258
Altria Group Inc.	33,011	2,494,971
Andersons Inc. (The)	280	12,544
Archer-Daniels-Midland Co.	10,160	471,729
Monsanto Co.	8,572	957,407
Reynolds American Inc.	2,689	177,366
Universal Corp.	409	20,949
UST Inc.	2,451	134,315

		4,274,539
AIRLINES—0.09%
AirTran Holdings Inc.(a)	1,360	9,738
Alaska Air Group Inc.(a)	599	14,981
Frontier Airlines Holdings Inc.(a)(b)	551	2,898
JetBlue Airways Corp.(a)(b)	2,618	15,446
Mesa Air Group Inc.(a)	556	1,718

SkyWest Inc.	969	26,018
Southwest Airlines Co.	11,694	142,667

		213,466
APPAREL—0.48%
Coach Inc.(a)	5,884	179,933
Crocs Inc.(a)	1,235	45,460
Deckers Outdoor Corp.(a)	204	31,632
Guess? Inc.	802	30,388
Gymboree Corp.(a)	518	15,778
Hanesbrands Inc.(a)	1,434	38,962
Iconix Brand Group Inc.(a)	870	17,104
Jones Apparel Group Inc.	1,406	22,482
Kellwood Co.	387	6,440
K-Swiss Inc. Class A	419	7,584
Liz Claiborne Inc.	1,575	32,051
Maidenform Brands Inc.(a)	300	4,059
Nike Inc. Class B	6,044	388,267
Oxford Industries Inc.	234	6,030
Phillips-Van Heusen Corp.	828	30,520
Polo Ralph Lauren Corp.	930	57,465
Quiksilver Inc.(a)	1,822	15,633
SKECHERS U.S.A. Inc. Class A(a)	383	7,472
Timberland Co. Class A(a)	803	14,518
VF Corp.	1,414	97,085
Volcom Inc.(a)	181	3,987
Warnaco Group Inc. (The)(a)	758	26,378
Wolverine World Wide Inc.	874	21,430

		1,100,658
AUTO MANUFACTURERS—0.36%
A.S.V. Inc.(a)(b)	276	3,823
Ford Motor Co.(a)	32,710	220,138
General Motors Corp.	8,770	218,285
Oshkosh Truck Corp.	1,194	56,428
PACCAR Inc.	5,767	314,186
Wabash National Corp.	481	3,699

		816,559
AUTO PARTS & EQUIPMENT—0.26%
ArvinMeritor Inc.	1,109	13,009
BorgWarner Inc.	1,850	89,558
Goodyear Tire & Rubber Co. (The)(a)	3,726	105,148
Johnson Controls Inc.	9,246	333,226
Lear Corp.(a)	1,246	34,464
Modine Manufacturing Co.	553	9,130
Spartan Motors Inc.	510	3,896
Standard Motor Products Inc.	172	1,404
Superior Industries International Inc.	390	7,086

		596,921
BANKS—5.09%
Alabama National BanCorporation	265	20,620
Associated Banc-Corp	1,996	54,072
Bank Mutual Corp.	941	9,946
Bank of America Corp.	69,552	2,869,716
Bank of Hawaii Corp.	766	39,173
Bank of New York Mellon Corp. (The)	17,822	869,001
BB&T Corp.	8,659	265,572
Boston Private Financial Holdings Inc.	521	14,109
Cascade Bancorp(b)	429	5,972
Cathay General Bancorp	781	20,689
Central Pacific Financial Corp.	464	8,565

Chittenden Corp.	694	24,720
City National Corp.	626	37,278
Colonial BancGroup Inc. (The)	2,311	31,291
Columbia Banking System Inc.	280	8,324
Comerica Inc.	2,462	107,171
Commerce Bancorp Inc.	2,977	113,543
Community Bank System Inc.	482	9,577
Corus Bankshares Inc.(b)	501	5,346
Cullen/Frost Bankers Inc.	898	45,493
Discover Financial Services LLC	7,540	113,703
East West Bancorp Inc.	905	21,928
Fifth Third Bancorp	8,353	209,911
First BanCorp (Puerto Rico)	1,324	9,652
First Commonwealth Financial Corp.	1,055	11,236
First Community Bancorp	405	16,702
First Financial Bancorp	490	5,586
First Horizon National Corp.	1,888	34,267
First Indiana Corp.	178	5,696
First Midwest Bancorp Inc.	738	22,583
FirstMerit Corp.	1,194	23,892
Fremont General Corp.(a)(b)	1,084	3,794
Frontier Financial Corp.(b)	606	11,253
Glacier Bancorp Inc.	783	14,673
Hancock Holding Co.	384	14,669
Hanmi Financial Corp.	623	5,370
Huntington Bancshares Inc.	5,638	83,217
Independent Bank Corp. (Michigan)	319	3,030
Irwin Financial Corp.	300	2,205
KeyCorp	6,118	143,467
M&T Bank Corp.	1,190	97,068
Marshall & Ilsley Corp.	4,101	108,594
Nara Bancorp Inc.	358	4,178
National City Corp.	10,037	165,209
Northern Trust Corp.	3,013	230,736
PNC Financial Services Group Inc. (The)	5,438	357,005
PrivateBancorp Inc.(b)	280	9,142
Prosperity Bancshares Inc.	501	14,724
Provident Bankshares Corp.	495	10,588
Regions Financial Corp.	10,975	259,559
Signature Bank(a)	455	15,356
South Financial Group Inc. (The)	1,165	18,209
State Street Corp.	6,075	493,290
Sterling Bancorp	282	3,846
Sterling Bancshares Inc.	1,050	11,718
Sterling Financial Corp. (Washington)	748	12,559
SunTrust Banks Inc.	5,467	341,633
Susquehanna Bancshares Inc.	1,236	22,792
SVB Financial Group(a)	552	27,821
Synovus Financial Corp.	5,115	123,169
TCF Financial Corp.	1,684	30,194
TrustCo Bank Corp. NY	1,180	11,706
U.S. Bancorp	27,103	860,249
UCBH Holdings Inc.	1,471	20,829
UMB Financial Corp.	567	21,750
Umpqua Holdings Corp.	1,072	16,444
United Bancshares Inc.	570	15,971
United Community Banks Inc.	554	8,753
Wachovia Corp.	30,972	1,177,865
Webster Financial Corp.	838	26,791
Wells Fargo & Co.	52,975	1,599,315
Westamerica Bancorporation	456	20,315
Whitney Holding Corp.	1,002	26,202
Wilmington Trust Corp.	1,021	35,939

Wilshire Bancorp Inc.	211	1,656
Wintrust Financial Corp.	383	12,689
Zions Bancorporation	1,724	80,494

		11,611,370
BEVERAGES—2.19%
Anheuser-Busch Companies Inc.	11,542	604,108
Boston Beer Co. Inc. Class A(a)	155	5,836
Brown-Forman Corp. Class B	1,375	101,901
Coca-Cola Co. (The)	31,142	1,911,185
Coca-Cola Enterprises Inc.	4,527	117,838
Constellation Brands Inc. Class A(a)	2,973	70,282
Hansen Natural Corp.(a)	990	43,847
Molson Coors Brewing Co. Class B	2,133	110,105
Peet’s Coffee & Tea Inc.(a)	248	7,209
Pepsi Bottling Group Inc.	2,197	86,694
PepsiAmericas Inc.	875	29,155
PepsiCo Inc.	25,234	1,915,261

		5,003,421
BIOTECHNOLOGY—0.93%
Affymetrix Inc.(a)	1,046	24,204
Amgen Inc.(a)	16,995	789,248
ArQule Inc.(a)	518	3,004
Biogen Idec Inc.(a)	4,580	260,694
Cambrex Corp.	409	3,427
Celgene Corp.(a)	6,013	277,861
Charles River Laboratories International Inc.(a)	1,077	70,867
CryoLife Inc.(a)	354	2,814
Enzo Biochem Inc.(a)	414	5,274
Genzyme Corp.(a)	4,149	308,852
Integra LifeSciences Holdings Corp.(a)	287	12,034
Invitrogen Corp.(a)	771	72,019
LifeCell Corp.(a)	449	19,356
Martek Biosciences Corp.(a)	501	14,820
Millennium Pharmaceuticals Inc.(a)	5,165	77,372
Millipore Corp.(a)	875	64,032
PDL BioPharma Inc.(a)	1,748	30,625
Regeneron Pharmaceuticals Inc.(a)	952	22,991
Savient Pharmaceuticals Inc.(a)	887	20,374
Vertex Pharmaceuticals Inc.(a)	2,050	47,621

		2,127,489
BUILDING MATERIALS—0.20%
Apogee Enterprises Inc.	480	8,213
Drew Industries Inc.(a)	238	6,521
Lennox International Inc.	1,059	43,864
Martin Marietta Materials Inc.	659	87,383
Masco Corp.	5,840	126,202
NCI Building Systems Inc.(a)	323	9,299
Simpson Manufacturing Co. Inc.(b)	557	14,811
Texas Industries Inc.	423	29,652
Trane Inc.	2,732	127,612
Universal Forest Products Inc.	280	8,249

		461,806
CHEMICALS—1.57%
A. Schulman Inc.	481	10,366
Air Products and Chemicals Inc.	3,385	333,863
Airgas Inc.	1,270	66,180
Albemarle Corp.	1,182	48,757
Arch Chemicals Inc.	392	14,406
Ashland Inc.	903	42,829

Cabot Corp.	1,098	36,607
CF Industries Holdings Inc.	746	82,105
Chemtura Corp.	3,640	28,392
Cytec Industries Inc.	627	38,611
Dow Chemical Co. (The)	14,792	583,101
E.I. du Pont de Nemours and Co.	14,135	623,212
Eastman Chemical Co.	1,326	81,005
Ecolab Inc.	2,732	139,906
Ferro Corp.	663	13,744
FMC Corp.	1,182	64,478
Georgia Gulf Corp.	550	3,641
H.B. Fuller Co.	922	20,699
Hercules Inc.	1,791	34,656
International Flavors & Fragrances Inc.	1,272	61,221
Lubrizol Corp.	1,041	56,381
Minerals Technologies Inc.	310	20,754
Olin Corp.	1,090	21,070
OM Group Inc.(a)	461	26,526
OMNOVA Solutions Inc.(a)	589	2,597
Penford Corp.	174	4,453
PolyOne Corp.(a)	1,459	9,600
PPG Industries Inc.	2,518	176,839
Praxair Inc.	4,995	443,106
Quaker Chemical Corp.	174	3,823
Rohm & Haas Co.	2,011	106,724
RPM International Inc.	1,796	36,459
Sensient Technologies Corp.	738	20,871
Sherwin-Williams Co. (The)	1,706	99,016
Sigma-Aldrich Corp.	2,009	109,691
Terra Industries Inc.(a)	1,434	68,488
Tronox Inc. Class B	566	4,896
Valspar Corp. (The)	1,531	34,509
Zep Inc.(a)	344	4,771

		3,578,353
COAL—0.27%
Arch Coal Inc.	2,175	97,723
CONSOL Energy Inc.	2,876	205,692
Massey Energy Co.	1,260	45,045
Patriot Coal Corp.(a)	411	17,155
Peabody Energy Corp.	4,116	253,710

		619,325
COMMERCIAL SERVICES—1.11%
Aaron Rents Inc.	727	13,987
ABM Industries Inc.	626	12,764
Administaff Inc.	353	9,983
Alliance Data Systems Corp.(a)	1,217	91,263
AMN Healthcare Services Inc.(a)	487	8,362
Apollo Group Inc. Class A(a)	2,139	150,051
Arbitron Inc.	464	19,288
Avis Budget Group Inc.(a)	1,510	19,630
Bankrate Inc.(a)(b)	146	7,021
Bowne & Co. Inc.	494	8,694
Bright Horizons Family Solutions Inc.(a)	393	13,574
Career Education Corp.(a)	1,478	37,157
CDI Corp.	210	5,095
Chemed Corp.	392	21,905
ChoicePoint Inc.(a)	1,132	41,227
Coinstar Inc.(a)	392	11,035
Consolidated Graphics Inc.(a)	178	8,512
Convergys Corp.(a)	2,129	35,043
Corinthian Colleges Inc.(a)	1,354	20,852

Corporate Executive Board Co. (The)	599	36,000
CPI Corp.	114	2,685
Cross Country Healthcare Inc.(a)	346	4,927
Deluxe Corp.	761	25,029
DeVry Inc.	940	48,842
Equifax Inc.	2,128	77,374
Gartner Inc.(a)	944	16,577
Gevity HR Inc.	430	3,307
H&R Block Inc.	4,968	92,256
Healthcare Services Group Inc.	621	13,153
Heidrick & Struggles International Inc.	305	11,319
Hooper Holmes Inc.(a)	1,098	1,889
ITT Educational Services Inc.(a)	477	40,674
Kelly Services Inc. Class A	290	5,411
Kendle International Inc.(a)	182	8,903
Korn/Ferry International(a)	845	15,903
Live Nation Inc.(a)	986	14,317
Manpower Inc.	1,321	75,165
MAXIMUS Inc.	396	15,290
McKesson Corp.	4,559	298,660
Midas Inc.(a)	175	2,565
Monster Worldwide Inc.(a)	2,085	67,554
Moody’s Corp.	3,364	120,095
MPS Group Inc.(a)	1,537	16,815
Navigant Consulting Inc.(a)	797	10,895
On Assignment Inc.(a)	480	3,365
PAREXEL International Corp.(a)	396	19,127
Pharmaceutical Product Development Inc.	1,678	67,741
PharmaNet Development Group Inc.(a)	247	9,685
Pre-Paid Legal Services Inc.(a)	171	9,465
Quanta Services Inc.(a)	2,629	68,985
R.R. Donnelley & Sons Co.	3,419	129,033
Rent-A-Center Inc.(a)	1,088	15,798
Rewards Network Inc.(a)	429	2,132
Robert Half International Inc.	2,598	70,250
Rollins Inc.	729	13,997
Service Corp. International	4,477	62,902
Sotheby’s Holdings Inc. Class A	1,028	39,167
Spherion Corp.(a)	945	6,880
StarTek Inc.(a)	181	1,685
Strayer Education Inc.	216	36,845
TrueBlue Inc.(a)	837	12,120
United Rentals Inc.(a)	1,189	21,830
Universal Technical Institute Inc.(a)	357	6,069
Valassis Communications Inc.(a)	767	8,966
Viad Corp.	354	11,179
Volt Information Sciences Inc.(a)	211	3,853
Watson Wyatt Worldwide Inc.	638	29,610
Western Union Co.	11,744	285,144
Wright Express Corp.(a)	621	22,039

		2,518,915
COMPUTERS—4.58%
Affiliated Computer Services Inc. Class A(a)	1,583	71,393
Agilysys Inc.	501	7,575
Ansoft Corp.(a)	265	6,850
Apple Inc.(a)	13,721	2,717,856
CACI International Inc. Class A(a)	479	21,445
Cadence Design Systems Inc.(a)	4,244	72,190
Catapult Communications Corp.(a)	150	1,132
CIBER Inc.(a)	980	5,988
Cognizant Technology Solutions Corp.(a)	4,588	155,717
Computer Sciences Corp.(a)	2,741	135,597

Dell Inc.(a)	35,186	862,409
Diebold Inc.	1,026	29,733
DST Systems Inc.(a)	821	67,774
Electronic Data Systems Corp.	7,873	163,207
EMC Corp.(a)	32,871	609,100
FactSet Research Systems Inc.	636	35,425
Hewlett-Packard Co.	40,408	2,039,796
Hutchinson Technology Inc.(a)	414	10,896
Imation Corp.	708	14,868
International Business Machines Corp.	21,597	2,334,636
Jack Henry & Associates Inc.	1,159	28,210
Lexmark International Inc. Class A(a)	1,519	52,952
Manhattan Associates Inc.(a)	412	10,860
Mentor Graphics Corp.(a)	1,254	13,518
Mercury Computer Systems Inc.(a)	362	5,832
MICROS Systems Inc.(a)	606	42,517
MTS Systems Corp.	291	12,417
NCR Corp.(a)	2,825	70,907
Network Appliance Inc.(a)	5,484	136,881
Palm Inc.(b)	1,541	9,770
Radiant Systems Inc.(a)	359	6,186
RadiSys Corp.(a)	286	3,832
SanDisk Corp.(a)	3,549	117,720
SI International Inc.(a)	183	5,027
SRA International Inc. Class A(a)	609	17,935
Stratasys Inc.(a)	320	8,269
Sun Microsystems Inc.(a)	13,135	238,138
Sykes Enterprises Inc.(a)	432	7,776
Synaptics Inc.(a)	396	16,299
Synopsys Inc.(a)	2,313	59,976
Teradata Corp.(a)	2,825	77,433
Tyler Technologies Inc.(a)	536	6,909
Unisys Corp.(a)	5,200	24,596
Western Digital Corp.(a)	3,545	107,094

		10,444,641
COSMETICS & PERSONAL CARE—2.02%
Alberto-Culver Co.	1,200	29,448
Avon Products Inc.	6,798	268,725
Chattem Inc.(a)	282	21,302
Colgate-Palmolive Co.	8,001	623,758
Estee Lauder Companies Inc. (The) Class A	1,840	80,242
Procter & Gamble Co. (The)	48,662	3,572,764

		4,596,239
DISTRIBUTION & WHOLESALE—0.23%
Bell Microproducts Inc.(a)	480	2,885
Brightpoint Inc.(a)	844	12,964
Building Materials Holding Corp.(b)	424	2,345
Fastenal Co.	1,991	80,476
Genuine Parts Co.	2,690	124,547
Ingram Micro Inc. Class A(a)	2,229	40,211
LKQ Corp.(a)	1,710	35,944
Owens & Minor Inc.	627	26,604
Pool Corp.(b)	810	16,062
ScanSource Inc.(a)	380	12,293
Tech Data Corp.(a)	832	31,383
United Stationers Inc.(a)	479	22,135
W.W. Grainger Inc.	1,096	95,922
Watsco Inc.	354	13,013

		516,784

DIVERSIFIED FINANCIAL SERVICES—6.02%
American Express Co.	18,359	955,035
AmeriCredit Corp.(a)(b)	1,848	23,636
Ameriprise Financial Inc.	3,625	199,774
Bear Stearns Companies Inc. (The)	1,818	160,438
Capital One Financial Corp.	6,180	292,067
Charles Schwab Corp. (The)	14,667	374,742
CIT Group Inc.	3,021	72,595
Citigroup Inc.	78,244	2,303,503
CME Group Inc.	854	585,844
Countrywide Financial Corp.	9,155	81,846
E*TRADE Financial Corp.(a)(b)	6,508	23,103
Eaton Vance Corp.	1,928	87,550
Federal Home Loan Mortgage Corp.	10,322	351,671
Federal National Mortgage Association	15,310	612,094
Federated Investors Inc. Class B	1,361	56,019
Financial Federal Corp.	421	9,384
Franklin Resources Inc.	2,555	292,369
Goldman Sachs Group Inc. (The)	6,242	1,342,342
IndyMac Bancorp Inc.(b)	1,059	6,301
IntercontinentalExchange Inc.(a)	1,110	213,675
Investment Technology Group Inc.(a)	662	31,505
Janus Capital Group Inc.	2,404	78,971
Jefferies Group Inc.	1,718	39,600
JPMorgan Chase & Co.	52,654	2,298,347
LaBranche & Co. Inc.(a)	941	4,743
Legg Mason Inc.	2,085	152,518
Lehman Brothers Holdings Inc.	8,305	543,479
Merrill Lynch & Co. Inc.	13,446	721,781
Morgan Stanley	16,604	881,838
NYSE Euronext Inc.	4,163	365,387
optionsXpress Holdings Inc.	686	23,201
Piper Jaffray Companies(a)	319	14,776
Portfolio Recovery Associates Inc.(b)	246	9,759
Raymond James Financial Inc.	1,508	49,251
SLM Corp.	8,083	162,792
SWS Group Inc.	386	4,891
T. Rowe Price Group Inc.	4,124	251,069
TradeStation Group Inc.(a)	348	4,945
Waddell & Reed Financial Inc. Class A	1,258	45,401
World Acceptance Corp.(a)	286	7,716

		13,735,958
ELECTRIC—3.43%
AES Corp. (The)(a)	10,359	221,579
Allegheny Energy Inc.	2,605	165,704
ALLETE Inc.	466	18,444
Alliant Energy Corp.	1,780	72,428
Ameren Corp.	3,240	175,640
American Electric Power Co. Inc.	6,257	291,326
Aquila Inc.(a)	5,820	21,709
Avista Corp.	770	16,586
Black Hills Corp.	634	27,959
CenterPoint Energy Inc.	5,082	87,055
Central Vermont Public Service Corp.	181	5,582
CH Energy Group Inc.	208	9,264
Cleco Corp.	832	23,130
CMS Energy Corp.	3,626	63,020
Consolidated Edison Inc.	4,250	207,612
Constellation Energy Group Inc.	2,803	287,392
Dominion Resources Inc.	9,142	433,788
DPL Inc.	1,798	53,311
DTE Energy Co.	2,605	114,516
Duke Energy Corp.	19,725	397,853

Dynegy Inc. Class A(a)	7,604	54,293
Edison International	5,062	270,159
El Paso Electric Co.(a)	761	19,459
Energy East Corp.	2,483	67,562
Entergy Corp.	3,059	365,612
Exelon Corp.	10,369	846,525
FirstEnergy Corp.	4,752	343,760
FPL Group Inc.	6,360	431,081
Great Plains Energy Inc.	1,406	41,224
Hawaiian Electric Industries Inc.	1,234	28,098
IDACORP Inc.	664	23,386
Integrys Energy Group Inc.	1,146	59,237
MDU Resources Group Inc.	2,910	80,345
Northeast Utilities	2,343	73,359
NSTAR	1,617	58,568
OGE Energy Corp.	1,388	50,371
Pepco Holdings Inc.	3,065	89,896
PG&E Corp.	5,543	238,848
Pinnacle West Capital Corp.	1,506	63,869
PNM Resources Inc.	1,122	24,067
PPL Corp.	5,874	305,977
Progress Energy Inc.	4,010	194,204
Public Service Enterprise Group Inc.	3,975	390,504
Puget Energy Inc.	1,742	47,783
SCANA Corp.	1,770	74,605
Sierra Pacific Resources Corp.	3,653	62,028
Southern Co. (The)	11,849	459,149
TECO Energy Inc.	3,159	54,366
UIL Holdings Corp.	356	13,154
UniSource Energy Corp.	551	17,384
Westar Energy Inc.	1,503	38,988
Wisconsin Energy Corp.	1,778	86,606
Xcel Energy Inc.	6,638	149,820

		7,818,185
ELECTRICAL COMPONENTS & EQUIPMENT—0.46%
Advanced Energy Industries Inc.(a)	482	6,305
AMETEK Inc.	1,705	79,862
Belden Inc.	669	29,770
C&D Technologies Inc.(a)	411	2,717
Emerson Electric Co.	12,375	701,167
Energizer Holdings Inc.(a)	900	100,917
Greatbatch Inc.(a)	323	6,457
Hubbell Inc. Class B	905	46,698
Littelfuse Inc.(a)	355	11,701
Magnetek Inc.(a)	518	2,217
Molex Inc.	2,135	58,285
Vicor Corp.	322	5,020

		1,051,116
ELECTRONICS—0.95%
Agilent Technologies Inc.(a)	6,022	221,248
Amphenol Corp. Class A	2,841	131,737
Analogic Corp.	212	14,357
Applied Biosystems Group	2,639	89,515
Arrow Electronics Inc.(a)	1,966	77,224
Avnet Inc.(a)	2,307	80,676
Bel Fuse Inc. Class B	174	5,093
Benchmark Electronics Inc.(a)	1,040	18,439
Brady Corp. Class A	808	28,353
Checkpoint Systems Inc.(a)	622	16,160
CTS Corp.	554	5,501
Cubic Corp.	274	10,741

Cymer Inc.(a)	584	22,735
Daktronics Inc.(b)	464	10,472
Dionex Corp.(a)	309	25,604
Electro Scientific Industries Inc.(a)	445	8,833
FARO Technologies Inc.(a)	257	6,985
FEI Co.(a)	545	13,532
FLIR Systems Inc.(a)	2,028	63,476
Gentex Corp.	2,299	40,853
Itron Inc.(a)	479	45,970
Jabil Circuit Inc.	3,124	47,703
Keithley Instruments Inc.	256	2,478
KEMET Corp.(a)	1,361	9,023
LoJack Corp.(a)	284	4,774
Methode Electronics Inc.	553	9,091
National Instruments Corp.	867	28,897
Park Electrochemical Corp.	306	8,641
PerkinElmer Inc.	1,918	49,906
Photon Dynamics Inc.(a)	267	2,216
Planar Systems Inc.(a)	256	1,638
Plexus Corp.(a)	665	17,463
Rogers Corp.(a)	269	11,667
Sonic Solutions Inc.(a)	358	3,720
Technitrol Inc.	629	17,977
Thermo Fisher Scientific Inc.(a)	6,678	385,187
Thomas & Betts Corp.(a)	803	39,379
Trimble Navigation Ltd.(a)	1,910	57,758
TTM Technologies Inc.(a)	860	10,028
Tyco Electronics Ltd.	7,804	289,763
Varian Inc.(a)	478	31,213
Vishay Intertechnology Inc.(a)	2,773	31,640
Waters Corp.(a)	1,569	124,061
Watts Water Technologies Inc. Class A	411	12,248
Woodward Governor Co.	456	30,985
X-Rite Inc.(a)	417	4,846

		2,169,806
ENERGY - ALTERNATE SOURCES—0.00%
Headwaters Inc.(a)	604	7,091

		7,091
ENGINEERING & CONSTRUCTION—0.30%
Dycom Industries Inc.(a)	654	17,429
EMCOR Group Inc.(a)	980	23,157
Fluor Corp.	1,375	200,365
Granite Construction Inc.	495	17,909
Insituform Technologies Inc. Class A(a)	426	6,305
Jacobs Engineering Group Inc.(a)	1,861	177,930
KBR Inc.(a)	2,694	104,527
Shaw Group Inc. (The)(a)	1,217	73,555
URS Corp.(a)	1,265	68,727

		689,904
ENTERTAINMENT—0.14%
International Game Technology Inc.	4,996	219,474
International Speedway Corp. Class A	528	21,743
Macrovision Corp.(a)	800	14,664
Pinnacle Entertainment Inc.(a)	863	20,332
Scientific Games Corp. Class A(a)	1,015	33,749
Shuffle Master Inc.(a)(b)	524	6,283

		316,245
ENVIRONMENTAL CONTROL—0.24%
Allied Waste Industries Inc.(a)	4,629	51,012

Mine Safety Appliances Co.	448	23,238
Republic Services Inc.	2,517	78,908
Stericycle Inc.(a)	1,352	80,309
Tetra Tech Inc.(a)	882	18,963
Waste Connections Inc.(a)	1,003	30,993
Waste Management Inc.	8,070	263,647

		547,070
FOOD—1.73%
Campbell Soup Co.	3,521	125,805
ConAgra Foods Inc.	7,665	182,350
Corn Products International Inc.	1,120	41,160
Dean Foods Co.	2,062	53,323
Flowers Foods Inc.	1,252	29,309
General Mills Inc.	5,271	300,447
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	276	8,647
H.J. Heinz Co.	5,062	236,294
Hain Celestial Group Inc.(a)	584	18,688
Hershey Co. (The)	2,692	106,065
Hormel Foods Corp.	1,109	44,892
J&J Snack Foods Corp.	206	6,444
J.M. Smucker Co. (The)	874	44,959
Kellogg Co.	4,110	215,487
Kraft Foods Inc.	24,305	793,072
Kroger Co. (The)	10,753	287,213
Lance Inc.	464	9,475
McCormick & Co. Inc. NVS	1,990	75,441
Nash Finch Co.	185	6,527
Performance Food Group Co.(a)	556	14,940
Ralcorp Holdings Inc.(a)	395	24,012
Ruddick Corp.	532	18,444
Safeway Inc.	6,933	237,178
Sanderson Farms Inc.	238	8,040
Sara Lee Corp.	11,479	184,353
Smithfield Foods Inc.(a)	1,812	52,403
Spartan Stores Inc.	330	7,540
SUPERVALU Inc.	3,329	124,904
Sysco Corp.	9,570	298,680
Tootsie Roll Industries Inc.	431	11,818
TreeHouse Foods Inc.(a)	482	11,081
Tyson Foods Inc. Class A	4,120	63,160
United Natural Foods Inc.(a)	629	19,952
Whole Foods Market Inc.	2,164	88,291
Wm. Wrigley Jr. Co.	3,386	198,250

		3,948,644
FOREST PRODUCTS & PAPER—0.38%
Buckeye Technologies Inc.(a)	586	7,325
Caraustar Industries Inc.(a)	465	1,437
Deltic Timber Corp.	184	9,474
International Paper Co.	6,802	220,249
Louisiana-Pacific Corp.	1,602	21,915
MeadWestvaco Corp.	2,916	91,271
Neenah Paper Inc.	246	7,171
Plum Creek Timber Co. Inc.	2,764	127,255
Potlatch Corp.	602	26,753
Rayonier Inc.	1,257	59,381
Rock-Tenn Co. Class A	554	14,077
Schweitzer-Mauduit International Inc.	221	5,726
Temple-Inland Inc.	1,656	34,528
Wausau Paper Corp.	810	7,282
Weyerhaeuser Co.	3,283	242,088

		875,932

GAS—0.34%
AGL Resources Inc.	1,162	43,738
Atmos Energy Corp.	1,304	36,564
Energen Corp.	1,086	69,754
Laclede Group Inc. (The)	354	12,121
New Jersey Resources Corp.	445	22,259
Nicor Inc.	664	28,120
NiSource Inc.	4,136	78,129
Northwest Natural Gas Co.	430	20,924
Piedmont Natural Gas Co.	1,133	29,639
Sempra Energy	4,080	252,470
South Jersey Industries Inc.	452	16,313
Southern Union Co.	1,782	52,320
Southwest Gas Corp.	617	18,368
UGI Corp.	1,587	43,246
Vectren Corp.	1,188	34,464
WGL Holdings Inc.	773	25,323

		783,752
HAND & MACHINE TOOLS—0.14%
Baldor Electric Co.	689	23,192
Black & Decker Corp. (The)	992	69,093
Kennametal Inc.	1,188	44,978
Lincoln Electric Holdings Inc.	637	45,342
Regal Beloit Corp.	466	20,947
Snap-On Inc.	903	43,561
Stanley Works (The)	1,325	64,236

		311,349
HEALTH CARE - PRODUCTS—3.43%
Advanced Medical Optics Inc.(a)	972	23,843
American Medical Systems Holdings Inc.(a)	1,088	15,732
ArthroCare Corp.(a)	392	18,836
Baxter International Inc.	9,969	578,700
Beckman Coulter Inc.	956	69,597
Becton, Dickinson and Co.	3,835	320,529
BioLase Technology Inc.(a)(b)	430	1,015
Boston Scientific Corp.(a)	20,777	241,637
C.R. Bard Inc.	1,625	154,050
CONMED Corp.(a)	479	11,070
Cooper Companies Inc. (The)	670	25,460
Covidien Ltd.	7,781	344,621
Cyberonics Inc.(a)	360	4,738
Datascope Corp.	178	6,479
DENTSPLY International Inc.	2,358	106,157
Edwards Lifesciences Corp.(a)	901	41,437
Gen-Probe Inc.(a)	850	53,490
Haemonetics Corp.(a)	396	24,956
Henry Schein Inc.(a)	1,420	87,188
Hillenbrand Industries Inc.	934	52,052
Hologic Inc.(a)	1,976	135,633
ICU Medical Inc.(a)	210	7,562
IDEXX Laboratories Inc.(a)	968	56,754
Immucor Inc.(a)	1,002	34,058
Intuitive Surgical Inc.(a)	600	194,700
Invacare Corp.	501	12,625
Johnson & Johnson	44,857	2,991,962
Kensey Nash Corp.(a)	175	5,236
Kinetic Concepts Inc.(a)(b)	837	44,830
LCA-Vision Inc.(b)	318	6,350
Medtronic Inc.	17,690	889,276
Mentor Corp.	639	24,985

Meridian Bioscience Inc.	641	19,281
Merit Medical Systems Inc.(a)	396	5,504
Osteotech Inc.(a)	306	2,393
Palomar Medical Technologies Inc.(a)	256	3,922
Patterson Companies Inc.(a)	2,104	71,431
Possis Medical Inc.(a)	306	4,461
PSS World Medical Inc.(a)	990	19,374
ResMed Inc.(a)	1,267	66,556
Respironics Inc.(a)	1,123	73,534
St. Jude Medical Inc.(a)	5,294	215,148
Steris Corp.	979	28,234
Stryker Corp.	3,731	278,780
SurModics Inc.(a)	240	13,025
Symmetry Medical Inc.(a)	539	9,395
TECHNE Corp.(a)	598	39,498
Varian Medical Systems Inc.(a)	1,986	103,590
Ventana Medical Systems Inc.(a)	494	43,092
Vital Sign Inc.	100	5,112
Zimmer Holdings Inc.(a)	3,665	242,440

		7,830,328
HEALTH CARE - SERVICES—1.66%
Aetna Inc.	7,878	454,797
Amedisys Inc.(a)	360	17,467
AMERIGROUP Corp.(a)	802	29,233
AmSurg Corp.(a)	464	12,556
Apria Healthcare Group Inc.(a)	691	14,905
Centene Corp.(a)	660	18,110
Community Health Systems Inc.(a)	1,480	54,553
Covance Inc.(a)	969	83,935
Coventry Health Care Inc.(a)	2,427	143,800
Gentiva Health Services Inc.(a)	359	6,835
Health Management Associates Inc. Class A	3,606	21,564
Health Net Inc.(a)	1,772	85,588
Healthways Inc.(a)	520	30,389
Humana Inc.(a)	2,616	197,011
Kindred Healthcare Inc.(a)	485	12,115
Laboratory Corp. of America Holdings(a)	1,849	139,655
LHC Group Inc.(a)	231	5,770
LifePoint Hospitals Inc.(a)(b)	851	25,309
Lincare Holdings Inc.(a)	1,308	45,989
Matria Healthcare Inc.(a)	324	7,701
MedCath Corp.(a)	198	4,863
Molina Healthcare Inc.(a)	212	8,204
Odyssey Healthcare Inc.(a)	584	6,459
Pediatrix Medical Group Inc.(a)	738	50,295
Psychiatric Solutions Inc.(a)	805	26,162
Quest Diagnostics Inc.	2,488	131,615
RehabCare Group Inc.(a)	249	5,617
Res-Care Inc.(a)	307	7,724
Sierra Health Services Inc.(a)	840	35,246
Sunrise Senior Living Inc.(a)	669	20,525
Tenet Healthcare Corp.(a)	7,586	38,537
UnitedHealth Group Inc.	20,228	1,177,270
Universal Health Services Inc. Class B	850	43,520
WellCare Health Plans Inc.(a)	635	26,930
WellPoint Inc.(a)	8,968	786,763

		3,777,012
HOLDING COMPANIES - DIVERSIFIED—0.06%
Leucadia National Corp.	2,678	126,134
		126,134

HOME BUILDERS—0.17%
Centex Corp.	1,845	46,605
Champion Enterprises Inc.(a)	1,199	11,295
Coachmen Industries Inc.	256	1,523
D.R. Horton Inc.	4,202	55,340
Fleetwood Enterprises Inc.(a)	942	5,633
Hovnanian Enterprises Inc. Class A(a)(b)	588	4,216
KB Home	1,180	25,488
Lennar Corp. Class A	2,111	37,766
M.D.C. Holdings Inc.	514	19,085
M/I Homes Inc.	198	2,079
Meritage Homes Corp.(a)(b)	420	6,119
Monaco Coach Corp.	463	4,111
NVR Inc.(a)	85	44,540
Pulte Homes Inc.	3,212	33,854
Ryland Group Inc.	672	18,514
Skyline Corp.	114	3,346
Standard-Pacific Corp.(b)	1,039	3,481
Thor Industries Inc.	524	19,917
Toll Brothers Inc.(a)	1,997	40,060
Winnebago Industries Inc.	492	10,342

		393,314
HOME FURNISHINGS—0.10%
Audiovox Corp. Class A(a)	286	3,546
Bassett Furniture Industries Inc.	174	1,625
Ethan Allen Interiors Inc.	493	14,050
Furniture Brands International Inc.	794	7,988
Harman International Industries Inc.	1,004	74,005
La-Z-Boy Inc.(b)	833	6,606
Universal Electronics Inc.(a)	223	7,457
Whirlpool Corp.	1,245	101,629

		216,906
HOUSEHOLD PRODUCTS & WARES—0.46%
American Greetings Corp. Class A	888	18,026
Avery Dennison Corp.	1,649	87,628
Blyth Inc.	412	9,039
Central Garden & Pet Co. Class A(a)	1,088	5,832
Church & Dwight Co. Inc.	976	52,772
Clorox Co. (The)	2,198	143,244
Fortune Brands Inc.	2,373	171,710
Fossil Inc.(a)	705	29,596
Kimberly-Clark Corp.	6,670	462,498
Russ Berrie and Co. Inc.(a)	173	2,830
Scotts Miracle-Gro Co. (The) Class A	690	25,820
Spectrum Brands Inc.(a)	654	3,486
Standard Register Co. (The)	220	2,565
Tupperware Brands Corp.	898	29,661
WD-40 Co.	254	9,644

		1,054,351
HOUSEWARES—0.07%
Libbey Inc.	210	3,326
National Presto Industries Inc.	69	3,634
Newell Rubbermaid Inc.	4,381	113,380
Toro Co. (The)	663	36,094

		156,434
INSURANCE—4.38%
ACE Ltd.	5,146	317,920
Aflac Inc.	7,645	478,806
Allstate Corp. (The)	8,985	469,287

Ambac Financial Group Inc.(b)	1,611	41,515
American Financial Group Inc.	1,226	35,407
American International Group Inc.	39,765	2,318,299
Aon Corp.	4,600	219,374
Arthur J. Gallagher & Co.	1,463	35,390
Assurant Inc.	1,536	102,758
Brown & Brown Inc.	1,713	40,255
Chubb Corp.	6,056	330,536
CIGNA Corp.	4,441	238,615
Cincinnati Financial Corp.	2,639	104,346
Commerce Group Inc.	734	26,409
Delphi Financial Group Inc. Class A	676	23,849
Everest Re Group Ltd.	986	98,994
Fidelity National Financial Inc.	3,332	48,681
First American Corp.	1,469	50,122
Genworth Financial Inc. Class A	6,995	178,023
Hanover Insurance Group Inc. (The)	773	35,403
Hartford Financial Services Group Inc. (The)	4,948	431,416
HCC Insurance Holdings Inc.	1,687	48,383
Hilb Rogal & Hobbs Co.	549	22,273
Horace Mann Educators Corp.	666	12,614
Infinity Property and Casualty Corp.	341	12,320
LandAmerica Financial Group Inc.	268	8,965
Lincoln National Corp.	4,234	246,503
Loews Corp.	6,967	350,719
Marsh & McLennan Companies Inc.	8,243	218,192
MBIA Inc.(b)	2,051	38,210
Mercury General Corp.	552	27,495
MetLife Inc.	11,576	713,313
MGIC Investment Corp.(b)	1,306	29,294
Navigators Group Inc. (The)(a)	209	13,585
Old Republic International Corp.	3,491	53,796
Philadelphia Consolidated Holding Corp.(a)	865	34,038
PMI Group Inc. (The)	1,360	18,061
Presidential Life Corp.	321	5,621
Principal Financial Group Inc.	4,141	285,066
ProAssurance Corp.(a)	546	29,986
Progressive Corp. (The)	11,066	212,025
Protective Life Corp.	1,041	42,702
Prudential Financial Inc.	7,118	662,259
Radian Group Inc.(b)	1,287	15,032
RLI Corp.	346	19,649
Safeco Corp.	1,525	84,912
Safety Insurance Group Inc.	213	7,800
SCPIE Holdings Inc.(a)	174	4,780
Selective Insurance Group Inc.	887	20,392
StanCorp Financial Group Inc.	814	41,009
Stewart Information Services Corp.	306	7,984
Torchmark Corp.	1,448	87,647
Tower Group Inc.	311	10,387
Travelers Companies Inc. (The)	10,140	545,532
Triad Guaranty Inc.(a)(b)	199	1,950
United Fire & Casualty Co.	304	8,843
Unitrin Inc.	769	36,904
Unum Group	5,520	131,321
W.R. Berkley Corp.	2,553	76,105
XL Capital Ltd. Class A	2,868	144,289
Zenith National Insurance Corp.	571	25,541

		9,980,902
INTERNET—2.20%
Akamai Technologies Inc.(a)	2,546	88,092
Amazon.com Inc.(a)	4,820	446,525

Avocent Corp.(a)	759	17,692
Blue Coat Systems Inc.(a)	533	17,520
Blue Nile Inc.(a)(b)	212	14,429
CyberSource Corp.(a)	987	17,539
DealerTrack Holdings Inc.(a)	457	15,296
Digital River Inc.(a)	635	20,999
eBay Inc.(a)	17,808	591,048
Expedia Inc.(a)	3,174	100,362
F5 Networks Inc.(a)	1,240	35,365
Google Inc. Class A(a)	3,629	2,509,381
IAC/InterActiveCorp(a)	2,889	77,772
InfoSpace Inc.	429	8,065
j2 Global Communications Inc.(a)	745	15,772
Knot Inc. (The)(a)	426	6,790
McAfee Inc.(a)	2,419	90,712
Napster Inc.(a)	518	1,020
NetFlix Inc.(a)(b)	741	19,725
PCTEL Inc.(a)	354	2,428
Perficient Inc.(a)	453	7,130
Secure Computing Corp.(a)	932	8,947
Stamps.com Inc.(a)	273	3,325
Symantec Corp.(a)	13,723	221,489
United Online Inc.	951	11,241
ValueClick Inc.(a)	1,490	32,631
VeriSign Inc.(a)	3,536	132,989
Websense Inc.(a)	738	12,531
Yahoo! Inc.(a)	21,035	489,274

		5,016,089
INVESTMENT COMPANIES—0.04%
American Capital Strategies Ltd.	2,918	96,177

		96,177
IRON & STEEL—0.40%
Allegheny Technologies Inc.	1,564	135,130
Carpenter Technology Corp.	826	62,090
Cleveland-Cliffs Inc.	663	66,830
Gibraltar Industries Inc.	454	7,001
Material Sciences Corp.(a)	212	1,575
Nucor Corp.	4,526	268,030
Reliance Steel & Aluminum Co.	1,057	57,289
Steel Dynamics Inc.	1,582	94,240
United States Steel Corp.	1,832	221,507

		913,692
LEISURE TIME—0.27%
Arctic Cat Inc.	184	2,197
Brunswick Corp.	1,427	24,330
Callaway Golf Co.	1,053	18,354
Carnival Corp.	6,902	307,070
Harley-Davidson Inc.	3,834	179,086
Life Time Fitness Inc.(a)	497	24,691
Multimedia Games Inc.(a)	429	3,578
Nautilus Inc.	504	2,444
Polaris Industries Inc.(b)	605	28,901
WMS Industries Inc.(a)	673	24,659

		615,310
LODGING—0.30%
Boyd Gaming Corp.	925	31,515
Harrah’s Entertainment Inc.	2,948	261,635
Marcus Corp.	354	5,469
Marriott International Inc. Class A	4,906	167,687

Monarch Casino & Resort Inc.(a)	162	3,901
Starwood Hotels & Resorts Worldwide Inc.	3,173	139,707
Wyndham Worldwide Corp.	2,883	67,923

		677,837
MACHINERY—1.12%
AGCO Corp.(a)	1,397	94,968
Albany International Corp. Class A	461	17,103
Applied Industrial Technologies Inc.	557	16,164
Astec Industries Inc.(a)	272	10,116
Briggs & Stratton Corp.	806	18,264
Cascade Corp.	163	7,573
Caterpillar Inc.	10,015	726,688
Cognex Corp.	712	14,347
Cummins Inc.	1,602	204,047
Deere & Co.	6,924	644,763
Flowserve Corp.	878	84,464
Gardner Denver Inc.(a)	811	26,763
Gerber Scientific Inc.(a)	392	4,234
Graco Inc.	1,020	38,005
IDEX Corp.	1,202	43,428
Intevac Inc.(a)	319	4,638
Joy Global Inc.	1,649	108,537
Lindsay Corp.	180	12,724
Manitowoc Co. Inc. (The)	1,997	97,514
Nordson Corp.	524	30,371
Robbins & Myers Inc.	247	18,681
Rockwell Automation Inc.	2,400	165,504
Terex Corp.(a)	1,610	105,568
Wabtec Corp.	760	26,174
Zebra Technologies Corp. Class A(a)	1,072	37,198

		2,557,836
MANUFACTURING—4.79%
A.O. Smith Corp.	324	11,356
Acuity Brands Inc.	689	31,005
AptarGroup Inc.	1,056	43,201
Barnes Group Inc.	706	23,573
Brink’s Co. (The)	729	43,550
Carlisle Companies Inc.	922	34,142
Ceradyne Inc.(a)	393	18,444
CLARCOR Inc.	806	30,604
Cooper Industries Ltd.	2,880	152,294
Crane Co.	761	32,647
Danaher Corp.	3,975	348,767
Donaldson Co. Inc.	1,060	49,163
Dover Corp.	3,205	147,718
Eastman Kodak Co.	4,522	98,896
Eaton Corp.	2,276	220,658
EnPro Industries Inc.(a)	321	9,839
Federal Signal Corp.	764	8,572
General Electric Co.	158,371	5,870,813
Griffon Corp.(a)	394	4,905
Harsco Corp.	1,272	81,497
Honeywell International Inc.	11,687	719,569
Illinois Tool Works Inc.	6,486	347,260
Ingersoll-Rand Co. Ltd. Class A	4,322	200,843
ITT Industries Inc.	2,814	185,837
Lancaster Colony Corp.	387	15,364
Leggett & Platt Inc.	2,732	47,646
Lydall Inc.(a)	220	2,314
Matthews International Corp. Class A	503	23,576
Myers Industries Inc.	480	6,946

Pall Corp.	1,894	76,366
Parker Hannifin Corp.	2,666	200,776
Pentair Inc.	1,515	52,737
Roper Industries Inc.	1,407	87,994
SPX Corp.	852	87,628
Standex International Corp.	183	3,193
Sturm, Ruger & Co. Inc.(a)	480	3,974
Teleflex Inc.	597	37,617
Textron Inc.	3,858	275,075
3M Co.	11,161	941,096
Tredegar Corp.	419	6,738
Trinity Industries Inc.	1,191	33,062
Tyco International Ltd.	7,781	308,517

		10,925,772
MEDIA—2.40%
Belo Corp.	1,325	23,108
CBS Corp. Class B	10,738	292,611
Clear Channel Communications Inc.	7,863	271,431
Comcast Corp. Class A(a)	48,285	881,684
DIRECTV Group Inc. (The)(a)	11,364	262,736
E.W. Scripps Co. Class A	1,393	62,699
Entercom Communications Corp.	503	6,886
4Kids Entertainment Inc.(a)	186	2,446
Gannett Co. Inc.	3,598	140,322
John Wiley & Sons Inc. Class A	667	28,574
Lee Enterprises Inc.	635	9,303
McGraw-Hill Companies Inc. (The)	5,206	228,075
Media General Inc. Class A	389	8,266
Meredith Corp.	632	34,747
New York Times Co. (The) Class A	2,168	38,005
News Corp. Class A	36,175	741,226
Radio One Inc. Class D(a)	1,298	3,076
Scholastic Corp.(a)	456	15,910
Time Warner Inc.	56,800	937,768
Viacom Inc. Class B(a)	10,343	454,265
Walt Disney Co. (The)	29,889	964,817
Washington Post Co. (The) Class B	92	72,812

		5,480,767
METAL FABRICATE & HARDWARE—0.23%
A.M. Castle & Co.	183	4,976
Commercial Metals Co.	1,814	53,422
Kaydon Corp.	446	24,325
Lawson Products Inc.	78	2,958
Mueller Industries Inc.	587	17,017
Precision Castparts Corp.	2,167	300,563
Quanex Corp.	595	30,881
Timken Co. (The)	1,406	46,187
Valmont Industries Inc.	273	24,330
Worthington Industries Inc.	1,144	20,455

		525,114
MINING—0.74%
Alcoa Inc.	13,363	488,418
AMCOL International Corp.	340	12,250
Brush Engineered Materials Inc.(a)	306	11,328
Century Aluminum Co.(a)	440	23,734
Freeport-McMoRan Copper & Gold Inc.	5,996	614,230
Newmont Mining Corp.	7,090	346,205
RTI International Metals Inc.(a)	346	23,850
Titanium Metals Corp.	1,405	37,162
Vulcan Materials Co.	1,698	134,295

		1,691,472

OFFICE & BUSINESS EQUIPMENT—0.16%
Pitney Bowes Inc.	3,388	128,880
Xerox Corp.	14,559	235,710

		364,590
OFFICE FURNISHINGS—0.03%
Herman Miller Inc.	1,025	33,200
HNI Corp.(b)	771	27,031
Interface Inc. Class A	806	13,154

		73,385
OIL & GAS—9.70%
Anadarko Petroleum Corp.	7,258	476,778
Apache Corp.	5,181	557,165
Atwood Oceanics Inc.(a)	414	41,499
Bill Barrett Corp.(a)	464	19,428
Cabot Oil & Gas Corp.	1,468	59,263
Chesapeake Energy Corp.	7,028	275,498
Chevron Corp.	33,094	3,088,663
Cimarex Energy Co.	1,253	53,290
ConocoPhillips	25,087	2,215,182
Denbury Resources Inc.(a)	3,844	114,359
Devon Energy Corp.	6,992	621,659
Encore Acquisition Co.(a)	807	26,930
ENSCO International Inc.	2,272	135,457
EOG Resources Inc.	3,842	342,899
Exxon Mobil Corp.	85,606	8,020,426
Forest Oil Corp.(a)	1,378	70,058
Frontier Oil Corp.	1,684	68,337
Helmerich & Payne Inc.	1,580	63,311
Hess Corp.	4,349	438,640
Marathon Oil Corp.	11,145	678,285
Murphy Oil Corp.	2,928	248,412
Nabors Industries Ltd.(a)	4,487	122,899
Newfield Exploration Co.(a)	2,069	109,036
Noble Corp.	4,188	236,664
Noble Energy Inc.	2,665	211,921
Occidental Petroleum Corp.	13,013	1,001,871
Patterson-UTI Energy Inc.	2,509	48,976
Penn Virginia Corp.	580	25,305
Petroleum Development Corp.(a)	255	15,078
Pioneer Drilling Co.(a)	768	9,124
Pioneer Natural Resources Co.	1,921	93,822
Plains Exploration & Production Co.(a)	1,761	95,094
Pride International Inc.(a)	2,610	88,479
Quicksilver Resources Inc.(a)	878	52,320
Range Resources Corp.	2,333	119,823
Rowan Companies Inc.	1,675	66,096
Southwestern Energy Co.(a)	2,680	149,330
St. Mary Land & Exploration Co.	1,030	39,768
Stone Energy Corp.(a)	428	20,077
Sunoco Inc.	1,840	133,290
Swift Energy Co.(a)	445	19,593
Tesoro Corp.	2,126	101,410
Transocean Inc.	4,966	710,883
Unit Corp.(a)	709	32,791
Valero Energy Corp.	8,648	605,619
XTO Energy Inc.	7,585	389,566

		22,114,374

OIL & GAS SERVICES—2.10%
Baker Hughes Inc.	4,968	402,905
Basic Energy Services Inc.(a)	350	7,683
BJ Services Co.	4,536	110,043
Cameron International Corp.(a)	3,484	167,685
CARBO Ceramics Inc.	315	11,718
Dril-Quip Inc.(a)	435	24,212
Exterran Holdings Inc.(a)	990	80,982
FMC Technologies Inc.(a)	2,050	116,235
Grant Prideco Inc.(a)	1,959	108,744
Gulf Island Fabrication Inc.	168	5,327
Halliburton Co.	13,921	527,745
Helix Energy Solutions Group Inc.(a)	1,399	58,059
Hornbeck Offshore Services Inc.(a)	379	17,036
ION Geophysical Corp.(a)	1,360	21,461
Lufkin Industries Inc.	235	13,463
Matrix Service Co.(a)	362	7,899
NATCO Group Inc. Class A(a)	269	14,566
National Oilwell Varco Inc.(a)	5,550	407,703
Oceaneering International Inc.(a)	882	59,403
Schlumberger Ltd.	18,726	1,842,077
SEACOR Holdings Inc.(a)	378	35,056
Smith International Inc.	3,135	231,520
Superior Energy Services Inc.(a)	1,233	42,440
Superior Well Services Inc.(a)	244	5,178
Tetra Technologies Inc.(a)	1,073	16,707
Tidewater Inc.	911	49,977
Weatherford International Ltd.(a)	5,291	362,963
W-H Energy Services Inc.(a)	510	28,667

		4,777,454
PACKAGING & CONTAINERS—0.14%
Ball Corp.	1,587	71,415
Bemis Co. Inc.	1,585	43,397
Chesapeake Corp.	305	1,583
Packaging Corp. of America	1,386	39,085
Pactiv Corp.(a)	2,088	55,603
Sealed Air Corp.	2,430	56,230
Sonoco Products Co.	1,502	49,085

		316,398
PHARMACEUTICALS—5.36%
Abbott Laboratories	24,269	1,362,704
Allergan Inc.	4,780	307,067
Alpharma Inc. Class A(a)	667	13,440
AmerisourceBergen Corp.	2,687	120,566
Barr Pharmaceuticals Inc.(a)	1,703	90,429
Bradley Pharmaceuticals Inc.(a)	282	5,555
Bristol-Myers Squibb Co.	31,041	823,207
Cardinal Health Inc.	5,711	329,810
Cephalon Inc.(a)	1,040	74,630
Eli Lilly and Co.	15,482	826,584
Endo Pharmaceuticals Holdings Inc.(a)	2,057	54,860
Express Scripts Inc.(a)	3,980	290,540
Forest Laboratories Inc.(a)	4,991	181,922
Gilead Sciences Inc.(a)	14,577	670,688
HealthExtras Inc.(a)	633	16,509
Hospira Inc.(a)	2,495	106,387
King Pharmaceuticals Inc.(a)	3,695	37,837
Mannatech Inc.(b)	243	1,536
Medco Health Solutions Inc.(a)	4,193	425,170
Medicis Pharmaceutical Corp. Class A	845	21,945
Merck & Co. Inc.	34,111	1,982,190
MGI PHARMA INC.(a)	1,288	52,203

Mylan Inc.	4,590	64,535
NBTY Inc.(a)	873	23,920
Noven Pharmaceuticals Inc.(a)	392	5,441
Omnicare Inc.	1,851	42,221
Par Pharmaceutical Companies Inc.(a)	551	13,224
Perrigo Co.	1,249	43,727
PetMed Express Inc.(a)	360	4,356
Pfizer Inc.	107,092	2,434,201
PharMerica Corp.(a)	424	5,885
Salix Pharmaceuticals Ltd.(a)(b)	744	5,863
Schering-Plough Corp.	25,320	674,525
Sciele Pharma Inc.(a)(b)	616	12,597
Sepracor Inc.(a)	1,670	43,838
Theragenics Corp.(a)	518	1,854
USANA Health Sciences Inc.(a)(b)	164	6,081
Valeant Pharmaceuticals International(a)	1,440	17,237
VCA Antech Inc.(a)	1,257	55,597
ViroPharma Inc.(a)	1,061	8,424
Watson Pharmaceuticals Inc.(a)	1,535	41,660
Wyeth	21,029	929,272

		12,230,237
PIPELINES—0.51%
El Paso Corp.	11,023	190,037
Equitable Resources Inc.	1,923	102,457
National Fuel Gas Co.	1,283	59,890
ONEOK Inc.	1,720	77,004
Questar Corp.	2,693	145,691
Spectra Energy Corp.	9,953	256,986
Williams Companies Inc. (The)	9,407	336,582

		1,168,647
REAL ESTATE—0.06%
CB Richard Ellis Group Inc. Class A(a)	3,154	67,969
Forestar Real Estate Group Inc.	552	13,022
Jones Lang LaSalle Inc.	604	42,981

		123,972
REAL ESTATE INVESTMENT TRUSTS—1.38%
Acadia Realty Trust	484	12,395
Alexandria Real Estate Equities Inc.	493	50,123
AMB Property Corp.	1,569	90,312
Apartment Investment and Management Co. Class A	1,472	51,123
AvalonBay Communities Inc.	1,239	116,639
BioMed Realty Trust Inc.	969	22,452
Boston Properties Inc.	1,859	170,675
BRE Properties Inc. Class A	793	32,140
Camden Property Trust	877	42,228
Colonial Properties Trust	702	15,886
Cousins Properties Inc.	669	14,785
Developers Diversified Realty Corp.	1,919	73,479
DiamondRock Hospitality Co.	1,478	22,140
Duke Realty Corp.	2,290	59,723
EastGroup Properties Inc.	351	14,689
Entertainment Properties Trust	391	18,377
Equity One Inc.	567	13,058
Equity Residential	4,240	154,633
Essex Property Trust Inc.	397	38,704
Extra Space Storage Inc.	1,023	14,619
Federal Realty Investment Trust	885	72,703
General Growth Properties Inc.	3,782	155,743
Health Care REIT Inc.	1,264	56,488

Highwoods Properties Inc.	844	24,797
Hospitality Properties Trust	1,501	48,362
Host Hotels & Resorts Inc.	8,006	136,422
Inland Real Estate Corp.	1,024	14,500
Kilroy Realty Corp.	485	26,656
Kimco Realty Corp.	3,912	142,397
Kite Realty Group Trust	435	6,642
Lexington Realty Trust	1,013	14,729
Liberty Property Trust	1,376	39,643
LTC Properties Inc.	317	7,941
Macerich Co. (The)	1,089	77,384
Mack-Cali Realty Corp.	1,015	34,510
Medical Properties Trust Inc.	699	7,123
Mid-America Apartment Communities Inc.	361	15,433
National Retail Properties Inc.	1,113	26,022
Nationwide Health Properties Inc.	1,370	42,977
Parkway Properties Inc.	219	8,099
ProLogis	4,058	257,196
PS Business Parks Inc.	243	12,770
Public Storage	1,931	141,755
Realty Income Corp.	1,577	42,611
Regency Centers Corp.	1,111	71,648
Senior Housing Properties Trust	1,342	30,437
Simon Property Group Inc.	3,480	302,273
Sovran Self Storage Inc.	290	11,629
Tanger Factory Outlet Centers Inc.	451	17,007
UDR Inc.	2,041	40,514
Vornado Realty Trust	2,073	182,320
Weingarten Realty Investors	1,187	37,319

		3,134,230
RETAIL—5.08%
Abercrombie & Fitch Co. Class A	1,345	107,560
Advance Auto Parts Inc.	1,641	62,342
Aeropostale Inc.(a)	1,080	28,620
American Eagle Outfitters Inc.	3,247	67,440
AnnTaylor Stores Corp.(a)	1,085	27,733
AutoNation Inc.(a)	2,311	36,190
AutoZone Inc.(a)	712	85,376
Barnes & Noble Inc.	794	27,353
Bed Bath & Beyond Inc.(a)	4,304	126,495
Best Buy Co. Inc.	5,474	288,206
Big 5 Sporting Goods Corp.	349	5,033
Big Lots Inc.(a)(b)	1,417	22,658
BJ’s Wholesale Club Inc.(a)	1,027	34,743
Bob Evans Farms Inc.	555	14,946
Borders Group Inc.	974	10,373
Brinker International Inc.	1,726	33,761
Brown Shoe Co. Inc.	639	9,694
Buffalo Wild Wings Inc.(a)	238	5,526
Cabela’s Inc. Class A(a)(b)	610	9,193
California Pizza Kitchen Inc.(a)	433	6,742
CarMax Inc.(a)(b)	3,426	67,664
Casey’s General Store Inc.	799	23,658
Cash America International Inc.	461	14,890
Cato Corp. Class A	486	7,611
CBRL Group Inc.	370	11,984
CEC Entertainment Inc.(a)	528	13,707
Charlotte Russe Holding Inc.(a)	389	6,282
Charming Shoppes Inc.(a)	1,807	9,776
Cheesecake Factory Inc. (The)(a)	1,196	28,357
Chico’s FAS Inc.(a)	2,719	24,553
Children’s Place Retail Stores Inc. (The)(a)	341	8,842

Chipotle Mexican Grill Inc. Class A(a)(b)	527	77,506
Christopher & Banks Corp.	555	6,355
Circuit City Stores Inc.	2,265	9,513
CKE Restaurants Inc.	1,040	13,728
Coldwater Creek Inc.(a)	909	6,081
Collective Brands Inc.(a)	1,040	18,086
Copart Inc.(a)	1,047	44,550
Costco Wholesale Corp.	6,849	477,786
CVS Caremark Corp.	23,105	918,424
Darden Restaurants Inc.	2,232	61,849
Dick’s Sporting Goods Inc.(a)	1,300	36,088
Dillard’s Inc. Class A	953	17,897
Dollar Tree Stores Inc.(a)	1,599	41,446
Dress Barn Inc.(a)	730	9,132
Family Dollar Stores Inc.	2,321	44,633
Finish Line Inc. (The) Class A	679	1,643
First Cash Financial Services Inc.(a)	418	6,136
Foot Locker Inc.	2,370	32,374
Fred’s Inc.	623	5,999
GameStop Corp. Class A(a)	2,481	154,095
Gap Inc. (The)	7,414	157,770
Genesco Inc.(a)	354	13,381
Group 1 Automotive Inc.	347	8,241
Haverty Furniture Companies Inc.	392	3,524
Hibbett Sports Inc.(a)	550	10,989
Home Depot Inc.	26,479	713,344
Hot Topic Inc.(a)	710	4,132
IHOP Corp.	284	10,389
Insight Enterprises Inc.(a)	772	14,081
J.C. Penney Co. Inc.	3,506	154,229
Jack in the Box Inc.(a)	966	24,894
Jo-Ann Stores Inc.(a)	356	4,656
Jos. A. Bank Clothiers Inc.(a)(b)	236	6,714
Kohl’s Corp.(a)	5,004	229,183
Landry’s Restaurants Inc.	274	5,398
Limited Brands Inc.	4,990	94,461
Lithia Motors Inc. Class A	230	3,158
Longs Drug Stores Corp.	526	24,722
Lowe’s Companies Inc.	23,097	522,454
Macy’s Inc.	6,828	176,640
MarineMax Inc.(a)	246	3,813
McDonald’s Corp.	18,549	1,092,722
Men’s Wearhouse Inc. (The)	816	22,016
Movado Group Inc.	310	7,840
MSC Industrial Direct Co. Inc. Class A	839	33,954
99 Cents Only Stores(a)	772	6,145
Nordstrom Inc.	3,007	110,447
O’Charley’s Inc.	322	4,824
Office Depot Inc.(a)	4,297	59,771
OfficeMax Inc.	1,114	23,015
O’Reilly Automotive Inc.(a)	1,840	59,671
P.F. Chang’s China Bistro Inc.(a)	393	8,976
Pacific Sunwear of California Inc.(a)	1,149	16,212
Panera Bread Co. Class A(a)	482	17,265
Papa John’s International Inc.(a)	351	7,968
Pep Boys - Manny, Moe & Jack (The)	909	10,435
PetSmart Inc.	2,129	50,095
RadioShack Corp.	2,066	34,833
Red Robin Gourmet Burgers Inc.(a)	247	7,902
Regis Corp.	725	20,271
Ross Stores Inc.	2,167	55,410
Ruby Tuesday Inc.	875	8,531
Ruth’s Chris Steak House Inc.(a)	230	2,056

Saks Inc.(a)	2,333	48,433
School Specialty Inc.(a)	349	12,058
Sears Holdings Corp.(a)(b)	1,150	117,358
Select Comfort Corp.(a)(b)	815	5,713
Sonic Automotive Inc.	485	9,390
Sonic Corp.(a)	946	20,717
Stage Stores Inc.	636	9,413
Staples Inc.	11,032	254,508
Starbucks Corp.(a)	11,528	235,978
Steak n Shake Co. (The)(a)	429	4,676
Stein Mart Inc.	410	1,943
Target Corp.	13,060	653,000
Texas Roadhouse Inc. Class A(a)	819	9,058
Tiffany & Co.	2,102	96,755
TJX Companies Inc. (The)	6,941	199,415
Tractor Supply Co.(a)	522	18,761
Triarc Companies Inc. Class B	946	8,287
Tuesday Morning Corp.	414	2,099
Tween Brands Inc.(a)	499	13,214
Urban Outfitters Inc.(a)	1,677	45,715
Walgreen Co.	15,564	592,677
Wal-Mart Stores Inc.	37,064	1,761,652
Wendy’s International Inc.	1,385	35,788
Williams-Sonoma Inc.	1,493	38,669
World Fuel Services Corp.	428	12,425
Yum! Brands Inc.	8,014	306,696
Zale Corp.(a)(b)	762	12,238
Zumiez Inc.(a)	280	6,821

		11,590,618
SAVINGS & LOANS—0.26%
Anchor BanCorp Wisconsin Inc.	310	7,291
Astoria Financial Corp.	1,308	30,437
BankAtlantic Bancorp Inc. Class A	710	2,911
BankUnited Financial Corp. Class A	486	3,353
Brookline Bancorp Inc.	944	9,591
Dime Community Bancshares Inc.	419	5,351
Downey Financial Corp.(b)	316	9,831
First Niagara Financial Group Inc.	1,687	20,311
FirstFed Financial Corp.(a)(b)	255	9,134
Flagstar Bancorp Inc.	521	3,631
Franklin Bank Corp.(a)	361	1,556
Guaranty Financial Group Inc.	552	8,832
Hudson City Bancorp Inc.	8,334	125,177
New York Community Bancorp Inc.	4,890	85,966
Sovereign Bancorp Inc.	5,540	63,156
Washington Federal Inc.	1,323	27,929
Washington Mutual Inc.	13,706	186,539

		600,996
SEMICONDUCTORS—2.74%
Actel Corp.(a)	391	5,341
Advanced Micro Devices Inc.(a)(b)	9,213	69,098
Altera Corp.	5,500	106,260
AMIS Holdings Inc.(a)	993	9,950
Analog Devices Inc.	4,758	150,829
Applied Materials Inc.	21,551	382,746
Atmel Corp.(a)	7,435	32,119
ATMI Inc.(a)	592	19,092
Axcelis Technologies Inc.(a)	1,573	7,236
Broadcom Corp. Class A(a)	7,308	191,031
Brooks Automation Inc.(a)	1,147	15,152
Cabot Microelectronics Corp.(a)	393	14,113

Cohu Inc.	323	4,942
Cree Inc.(a)(b)	1,371	37,661
Cypress Semiconductor Corp.(a)	2,452	88,346
Diodes Inc.(a)	440	13,231
DSP Group Inc.(a)	431	5,258
Exar Corp.(a)	878	6,998
Fairchild Semiconductor International Inc. Class A(a)	1,828	26,378
Integrated Device Technology Inc.(a)	2,976	33,659
Intel Corp.	91,637	2,443,042
International Rectifier Corp.(a)	1,089	36,993
Intersil Corp. Class A	2,192	53,660
KLA-Tencor Corp.	2,859	137,689
Kopin Corp.(a)	1,022	3,230
Kulicke and Soffa Industries Inc.(a)	774	5,310
Lam Research Corp.(a)	2,156	93,204
Linear Technology Corp.	3,531	112,392
LSI Corp.(a)	11,792	62,616
MEMC Electronic Materials Inc.(a)	3,576	316,440
Micrel Inc.	949	8,019
Microchip Technology Inc.	3,406	107,017
Micron Technology Inc.(a)	11,860	85,985
Microsemi Corp.(a)	1,119	24,775
MKS Instruments Inc.(a)	820	15,695
National Semiconductor Corp.	3,841	86,960
Novellus Systems Inc.(a)	1,947	53,679
NVIDIA Corp.(a)	8,645	294,103
Pericom Semiconductor Corp.(a)	480	8,976
Photronics Inc.(a)	666	8,305
QLogic Corp.(a)	2,384	33,853
Rudolph Technologies Inc.(a)	352	3,985
Semtech Corp.(a)	1,090	16,917
Silicon Laboratories Inc.(a)	831	31,104
Skyworks Solutions Inc.(a)	2,489	21,157
Standard Microsystems Corp.(a)	306	11,955
Supertex Inc.(a)	206	6,446
Teradyne Inc.(a)	2,971	30,720
Texas Instruments Inc.	21,970	733,798
TriQuint Semiconductor Inc.(a)	2,145	14,221
Ultratech Inc.(a)	359	4,071
Varian Semiconductor Equipment Associates Inc.(a)	1,213	44,881
Veeco Instruments Inc.(a)	457	7,632
Xilinx Inc.	4,703	102,855

		6,241,125
SOFTWARE—4.05%
ACI Worldwide Inc.(a)	590	11,234
Activision Inc.(a)	4,578	135,967
Acxiom Corp.	1,132	13,278
Adobe Systems Inc.(a)	9,043	386,407
Advent Software Inc.(a)	288	15,581
Allscripts Healthcare Solutions Inc.(a)	883	17,148
ANSYS Inc.(a)	1,166	48,342
Autodesk Inc.(a)	3,636	180,927
Automatic Data Processing Inc.	8,319	370,445
Avid Technology Inc.(a)(b)	636	18,024
Blackbaud Inc.	678	19,011
BMC Software Inc.(a)	3,188	113,620
Broadridge Financial Solutions Inc.	2,107	47,260
CA Inc.	6,159	153,667
Captaris Inc.(a)	556	2,402
Cerner Corp.(a)	1,061	59,840

Citrix Systems Inc.(a)	2,917	110,875
Compuware Corp.(a)	4,885	43,379
Concur Technologies Inc.(a)	584	21,147
CSG Systems International Inc.(a)	738	10,863
Digi International Inc.(a)	354	5,023
Dun & Bradstreet Corp. (The)	910	80,653
Electronic Arts Inc.(a)	4,912	286,910
Epicor Software Corp.(a)	867	10,213
EPIQ Systems Inc.(a)	267	4,649
Fair Isaac Corp.	785	25,238
Fidelity National Information Services Inc.	2,593	107,843
Fiserv Inc.(a)	2,663	147,770
Global Payments Inc.	1,292	60,104
IMS Health Inc.	3,038	69,996
Informatica Corp.(a)	1,332	24,003
Intuit Inc.(a)	5,296	167,407
JDA Software Group Inc.(a)	445	9,105
ManTech International Corp. Class A(a)	288	12,620
Metavante Technologies Inc.(a)	1,366	31,855
Microsoft Corp.	126,059	4,487,700
MoneyGram International Inc.(b)	1,260	19,366
Novell Inc.(a)	5,210	35,793
Omnicell Inc.(a)	528	14,219
Oracle Corp.(a)	61,845	1,396,460
Parametric Technology Corp.(a)	1,720	30,702
Paychex Inc.	5,279	191,205
Phase Forward Inc.(a)	650	14,138
Phoenix Technologies Ltd.(a)	430	5,538
Progress Software Corp.(a)	632	21,286
Quality Systems Inc.	252	7,683
SEI Investments Co.	1,916	61,638
Smith Micro Software Inc.(a)	347	2,939
SPSS Inc.(a)	285	10,234
Sybase Inc.(a)	1,391	36,291
SYNNEX Corp.(a)	256	5,018
Take-Two Interactive Software Inc.(a)(b)	1,092	20,147
THQ Inc.(a)	988	27,852
Total System Services Inc.	627	17,556
Wind River Systems Inc.(a)	1,194	10,662

		9,239,233
STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc.(a)	497	9,214

		9,214
TELECOMMUNICATIONS—5.78%
Adaptec Inc.(a)	1,754	5,929
ADC Telecommunications Inc.(a)	1,759	27,352
ADTRAN Inc.	1,075	22,984
American Tower Corp. Class A(a)	6,402	272,725
Anixter International Inc.(a)	519	32,318
Applied Signal Technology Inc.	175	2,377
ARRIS Group Inc.(a)	1,962	19,581
AT&T Inc.	95,028	3,949,364
Black Box Corp.	281	10,164
CenturyTel Inc.	1,761	73,011
Ciena Corp.(a)	1,379	47,038
Cincinnati Bell Inc.(a)	3,881	18,435
Cisco Systems Inc.(a)	95,078	2,573,761
Citizens Communications Co.	5,195	66,132
CommScope Inc.(a)	1,050	51,671
Comtech Telecommunications Corp.(a)	337	18,201
Corning Inc.	24,642	591,162

Ditech Networks Inc.(a)	451	1,565
Embarq Corp.	2,350	116,396
Foundry Networks Inc.(a)	2,270	39,770
General Communication Inc. Class A(a)	709	6,204
Harmonic Inc.(a)	1,581	16,569
Harris Corp.	2,120	132,882
JDS Uniphase Corp.(a)	3,504	46,603
Juniper Networks Inc.(a)	8,108	269,186
Motorola Inc.	35,888	575,644
NETGEAR Inc.(a)	520	18,548
Network Equipment Technologies Inc.(a)	430	3,621
NeuStar Inc. Class A(a)	1,135	32,552
Newport Corp.(a)	606	7,751
Novatel Wireless Inc.(a)	458	7,420
Plantronics Inc.	692	17,992
Polycom Inc.(a)	1,479	41,087
QUALCOMM Inc.	25,699	1,011,256
Qwest Communications International Inc.(a)	24,574	172,264
RF Micro Devices Inc.(a)(b)	4,209	24,033
Sprint Nextel Corp.	44,439	583,484
Symmetricom Inc.(a)	774	3,646
Telephone and Data Systems Inc.	1,665	104,229
Tellabs Inc.(a)	6,754	44,171
3Com Corp.(a)	6,099	27,567
Tollgrade Communications Inc.(a)	181	1,452
Verizon Communications Inc.	45,271	1,977,890
Viasat Inc.(a)	356	12,257
Windstream Corp.	7,558	98,405

		13,176,649
TEXTILES—0.07%
Angelica Corp.	137	2,617
Cintas Corp.	2,065	69,425
G&K Services Inc. Class A	340	12,757
Mohawk Industries Inc.(a)(b)	872	64,877
UniFirst Corp.	216	8,208

		157,884
TOYS, GAMES & HOBBIES—0.08%
Hasbro Inc.	2,304	58,936
JAKKS Pacific Inc.(a)	409	9,656
Mattel Inc.	5,865	111,670
RC2 Corp.(a)	303	8,505

		188,767
TRANSPORTATION—1.68%
Alexander & Baldwin Inc.	695	35,904
Arkansas Best Corp.	395	8,666
Bristow Group Inc.(a)	355	20,111
Burlington Northern Santa Fe Corp.	4,705	391,597
C.H. Robinson Worldwide Inc.	2,656	143,743
Con-way Inc.	734	30,490
CSX Corp.	6,645	292,247
Expeditors International Washington Inc.	3,327	148,650
FedEx Corp.	4,844	431,939
Forward Air Corp.	479	14,930
Heartland Express Inc.	974	13,811
Hub Group Inc. Class A(a)	608	16,161
J.B. Hunt Transport Services Inc.	1,460	40,223
Kansas City Southern Industries Inc.(a)(b)	1,147	39,377
Kirby Corp.(a)	795	36,952
Knight Transportation Inc.(b)	906	13,418
Landstar System Inc.	885	37,303

Norfolk Southern Corp.	6,092	307,280
Old Dominion Freight Line Inc.(a)	450	10,400
Overseas Shipholding Group Inc.	468	34,833
Ryder System Inc.	930	43,719
Union Pacific Corp.	4,133	519,187
United Parcel Service Inc. Class B	16,482	1,165,607
Werner Enterprises Inc.	804	13,692
YRC Worldwide Inc.(a)(b)	874	14,937

		3,825,177
TRUCKING & LEASING—0.01%
GATX Corp.	799	29,307

		29,307
WATER—0.02%
American States Water Co.	256	9,646
Aqua America Inc.	1,972	41,806

		51,452

TOTAL COMMON STOCKS
(Cost: $224,982,255)		227,697,068

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.00%

MONEY MARKET FUNDS—1.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(c)(d)	1,424,329	1,424,329
BGI Cash Premier Fund LLC
4.90%(c)(d)(e)	848,926	848,926

		2,273,255

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,273,255)		2,273,255

TOTAL INVESTMENTS IN SECURITIES—100.83%
(Cost: $227,255,510)		229,970,323
Other Assets, Less Liabilities—(0.83)%		(1,884,742)

NET ASSETS—100.00%		$228,085,581

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.77%

ADVERTISING—0.15%
Interpublic Group of Companies Inc. (The)(a)(b)	665,012	$5,393,247
Omnicom Group Inc.	463,947	22,051,401

		27,444,648
AEROSPACE & DEFENSE—2.35%
Boeing Co. (The)	1,098,560	96,080,058
General Dynamics Corp.	570,885	50,803,056
Goodrich Corp.	176,662	12,474,104
L-3 Communications Holdings Inc.	178,289	18,887,937
Lockheed Martin Corp.	491,118	51,695,081
Northrop Grumman Corp.	480,350	37,774,724
Raytheon Co.	609,508	36,997,136
Rockwell Collins Inc.	232,086	16,703,229
United Technologies Corp.	1,400,883	107,223,585

		428,638,910
AGRICULTURE—2.09%
Altria Group Inc.	2,983,545	225,496,331
Archer-Daniels-Midland Co.	910,342	42,267,179
Monsanto Co.	772,114	86,237,413
Reynolds American Inc.	242,111	15,969,642
UST Inc.	223,717	12,259,692

		382,230,257
AIRLINES—0.07%
Southwest Airlines Co.	1,047,444	12,778,817

		12,778,817
APPAREL—0.38%
Coach Inc.(a)	524,551	16,040,770
Jones Apparel Group Inc.	118,696	1,897,949
Liz Claiborne Inc.	144,619	2,942,997
Nike Inc. Class B	545,295	35,029,751
Polo Ralph Lauren Corp.	84,670	5,231,759
VF Corp.	125,362	8,607,355

		69,750,581
AUTO MANUFACTURERS—0.37%
Ford Motor Co.(a)(b)	2,965,317	19,956,583
General Motors Corp.	800,875	19,933,779
PACCAR Inc.	523,329	28,510,964

		68,401,326
AUTO PARTS & EQUIPMENT—0.21%
Goodyear Tire & Rubber Co. (The)(a)	306,483	8,648,950
Johnson Controls Inc.	839,918	30,270,645

		38,919,595

BANKS—5.28%
Bank of America Corp.	6,286,378	259,375,956
Bank of New York Mellon Corp. (The)	1,610,423	78,524,226
BB&T Corp.	780,920	23,950,816
Comerica Inc.	216,031	9,403,829
Commerce Bancorp Inc.	270,998	10,335,864
Discover Financial Services LLC	673,607	10,157,994
Fifth Third Bancorp	757,186	19,028,084
First Horizon National Corp.(b)	176,677	3,206,688
Huntington Bancshares Inc.	516,589	7,624,854
KeyCorp	549,471	12,885,095
M&T Bank Corp.	105,942	8,641,689
Marshall & Ilsley Corp.	368,202	9,749,989
National City Corp.	896,114	14,750,036
Northern Trust Corp.	270,660	20,727,143
PNC Financial Services Group Inc. (The)	483,693	31,754,445
Regions Financial Corp.	988,428	23,376,322
State Street Corp.	548,094	44,505,233
SunTrust Banks Inc.	493,708	30,851,813
Synovus Financial Corp.	452,340	10,892,347
U.S. Bancorp	2,443,535	77,557,801
Wachovia Corp.	2,797,666	106,395,238
Wells Fargo & Co.	4,777,834	144,242,808
Zions Bancorporation	151,896	7,092,024

		965,030,294
BEVERAGES—2.43%
Anheuser-Busch Companies Inc.	1,040,998	54,485,835
Brown-Forman Corp. Class B	121,883	9,032,749
Coca-Cola Co. (The)	2,815,159	172,766,308
Coca-Cola Enterprises Inc.	401,859	10,460,390
Constellation Brands Inc. Class A(a)	273,426	6,463,791
Molson Coors Brewing Co. Class B	192,859	9,955,382
Pepsi Bottling Group Inc.	197,312	7,785,932
PepsiCo Inc.	2,280,421	173,083,954

		444,034,341
BIOTECHNOLOGY—0.84%
Amgen Inc.(a)	1,538,064	71,427,692
Biogen Idec Inc.(a)	407,108	23,172,587
Celgene Corp.(a)	540,980	24,998,686
Genzyme Corp.(a)	372,588	27,735,451
Millipore Corp.(a)	75,953	5,558,241

		152,892,657
BUILDING MATERIALS—0.12%
Masco Corp.	518,280	11,200,031
Trane Inc.	242,431	11,323,952

		22,523,983
CHEMICALS—1.40%
Air Products and Chemicals Inc.	305,797	30,160,758
Ashland Inc.	78,744	3,734,828
Dow Chemical Co. (The)	1,339,666	52,809,634
E.I. du Pont de Nemours and Co.	1,275,264	56,226,390
Eastman Chemical Co.	116,401	7,110,937
Ecolab Inc.	245,902	12,592,641
Hercules Inc.	161,809	3,131,004
International Flavors & Fragrances Inc.	115,073	5,538,463
PPG Industries Inc.	232,203	16,307,617
Praxair Inc.	448,417	39,779,072
Rohm & Haas Co.	179,603	9,531,531
Sherwin-Williams Co. (The)	149,398	8,671,060
Sigma-Aldrich Corp.	185,690	10,138,674

		255,732,609

COAL—0.23%
CONSOL Energy Inc.	257,680	18,429,274
Peabody Energy Corp.	375,339	23,135,896

		41,565,170
COMMERCIAL SERVICES—0.66%
Apollo Group Inc. Class A(a)(b)	195,053	13,682,968
Convergys Corp.(a)	189,338	3,116,503
Equifax Inc.	186,554	6,783,103
H&R Block Inc.	457,600	8,497,632
McKesson Corp.	411,307	26,944,722
Monster Worldwide Inc.(a)	184,209	5,968,372
Moody’s Corp.	306,441	10,939,944
R.R. Donnelley & Sons Co.	306,611	11,571,499
Robert Half International Inc.	231,542	6,260,896
Western Union Co.	1,067,517	25,919,313

		119,684,952
COMPUTERS—4.82%
Affiliated Computer Services Inc. Class A(a)	139,995	6,313,774
Apple Inc.(a)	1,240,169	245,652,676
Cognizant Technology Solutions Corp.(a)	409,212	13,888,655
Computer Sciences Corp.(a)	245,343	12,137,118
Dell Inc.(a)	3,177,099	77,870,696
Electronic Data Systems Corp.	719,937	14,924,294
EMC Corp.(a)	2,967,100	54,980,363
Hewlett-Packard Co.	3,651,734	184,339,532
International Business Machines Corp.	1,951,893	210,999,633
Lexmark International Inc. Class A(a)	133,425	4,651,195
Network Appliance Inc.(a)	491,453	12,266,667
SanDisk Corp.(a)	321,435	10,661,999
Sun Microsystems Inc.(a)	1,178,756	21,370,847
Teradata Corp.(a)	254,329	6,971,158
Unisys Corp.(a)	488,744	2,311,759

		879,340,366
COSMETICS & PERSONAL CARE—2.25%
Avon Products Inc.	609,917	24,110,019
Colgate-Palmolive Co.	721,363	56,237,459
Estee Lauder Companies Inc. (The) Class A	161,944	7,062,378
Procter & Gamble Co. (The)	4,398,491	322,937,209

		410,347,065
DISTRIBUTION & WHOLESALE—0.11%
Genuine Parts Co.	240,271	11,124,547
W.W. Grainger Inc.	95,313	8,341,794

		19,466,341
DIVERSIFIED FINANCIAL SERVICES—6.60%
American Express Co.	1,657,765	86,236,935
Ameriprise Financial Inc.	330,215	18,198,149
Bear Stearns Companies Inc. (The)	163,855	14,460,204
Capital One Financial Corp.	552,988	26,134,213
Charles Schwab Corp. (The)	1,330,467	33,993,432
CIT Group Inc.	269,351	6,472,505
Citigroup Inc.	7,071,670	208,189,965
CME Group Inc.	76,773	52,666,278
Countrywide Financial Corp.	812,846	7,266,843
E*TRADE Financial Corp.(a)(b)	599,666	2,128,814
Federal Home Loan Mortgage Corp.	918,846	31,305,083

Federal National Mortgage Association	1,377,381	55,067,692
Federated Investors Inc. Class B	123,506	5,083,507
Franklin Resources Inc.	229,814	26,297,616
Goldman Sachs Group Inc. (The)	563,573	121,196,374
IntercontinentalExchange Inc.(a)	97,923	18,850,177
Janus Capital Group Inc.	220,378	7,239,417
JPMorgan Chase & Co.	4,758,223	207,696,434
Legg Mason Inc.	187,801	13,737,643
Lehman Brothers Holdings Inc.	750,914	49,139,812
Merrill Lynch & Co. Inc.	1,213,938	65,164,192
Morgan Stanley	1,491,768	79,227,798
NYSE Euronext Inc.	373,286	32,763,312
SLM Corp.	729,981	14,701,817
T. Rowe Price Group Inc.	374,709	22,812,284

		1,206,030,496
ELECTRIC—3.35%
AES Corp. (The)(a)	944,655	20,206,170
Allegheny Energy Inc.	234,898	14,941,862
Ameren Corp.	293,664	15,919,525
American Electric Power Co. Inc.	564,712	26,292,991
CenterPoint Energy Inc.	453,338	7,765,680
CMS Energy Corp.	316,227	5,496,025
Consolidated Edison Inc.	383,131	18,715,949
Constellation Energy Group Inc.	255,305	26,176,422
Dominion Resources Inc.	823,069	39,054,624
DTE Energy Co.	234,111	10,291,520
Duke Energy Corp.	1,781,966	35,942,254
Dynegy Inc. Class A(a)	698,364	4,986,319
Edison International	461,204	24,614,457
Entergy Corp.	276,077	32,996,723
Exelon Corp.	935,696	76,390,221
FirstEnergy Corp.	431,323	31,201,906
FPL Group Inc.	575,686	39,019,997
Integrys Energy Group Inc.	107,068	5,534,345
Pepco Holdings Inc.	272,938	8,005,272
PG&E Corp.	500,054	21,547,327
Pinnacle West Capital Corp.	141,603	6,005,383
PPL Corp.	529,004	27,555,818
Progress Energy Inc.	366,090	17,729,739
Public Service Enterprise Group Inc.	359,331	35,300,677
Southern Co. (The)	1,070,523	41,482,766
TECO Energy Inc.	295,726	5,089,444
Xcel Energy Inc.	594,058	13,407,889

		611,671,305
ELECTRICAL COMPONENTS & EQUIPMENT—0.38%
Emerson Electric Co.	1,116,413	63,255,961
Molex Inc.	202,274	5,522,080

		68,778,041
ELECTRONICS—0.60%
Agilent Technologies Inc.(a)	546,629	20,083,149
Applied Biosystems Group	241,266	8,183,743
Jabil Circuit Inc.	292,528	4,466,903
PerkinElmer Inc.	170,924	4,447,442
Thermo Fisher Scientific Inc.(a)	599,187	34,561,106
Tyco Electronics Ltd.	703,682	26,127,713
Waters Corp.(a)	140,992	11,148,237

		109,018,293

ENGINEERING & CONSTRUCTION—0.19%
Fluor Corp.	124,826	18,189,645
Jacobs Engineering Group Inc.(a)	169,335	16,190,119

		34,379,764
ENTERTAINMENT—0.11%
International Game Technology Inc.	448,951	19,722,417

		19,722,417
ENVIRONMENTAL CONTROL—0.15%
Allied Waste Industries Inc.(a)(b)	406,224	4,476,588
Waste Management Inc.	722,881	23,616,522

		28,093,110
FOOD—1.76%
Campbell Soup Co.	317,925	11,359,460
ConAgra Foods Inc.	693,212	16,491,513
Dean Foods Co.	183,237	4,738,509
General Mills Inc.	467,132	26,626,524
H.J. Heinz Co.	451,486	21,075,366
Hershey Co. (The)	238,771	9,407,577
Kellogg Co.	374,658	19,643,319
Kraft Foods Inc.	2,193,766	71,582,584
Kroger Co. (The)	968,282	25,862,812
McCormick & Co. Inc. NVS	183,128	6,942,382
Safeway Inc.	620,998	21,244,342
Sara Lee Corp.	1,025,428	16,468,374
SUPERVALU Inc.	297,167	11,149,706
Sysco Corp.	863,242	26,941,783
Tyson Foods Inc. Class A	387,664	5,942,889
Whole Foods Market Inc.	196,156	8,003,165
Wm. Wrigley Jr. Co.	307,097	17,980,529

		321,460,834
FOREST PRODUCTS & PAPER—0.33%
International Paper Co.	607,775	19,679,755
MeadWestvaco Corp.	259,132	8,110,832
Plum Creek Timber Co. Inc.	246,541	11,350,748
Weyerhaeuser Co.	298,099	21,981,820

		61,123,155
GAS—0.18%
Nicor Inc.	63,095	2,672,073
NiSource Inc.	387,713	7,323,899
Sempra Energy	371,758	23,004,385

		33,000,357
HAND & MACHINE TOOLS—0.09%
Black & Decker Corp. (The)	89,998	6,268,361
Snap-On Inc.	81,964	3,953,943
Stanley Works (The)	116,169	5,631,873

		15,854,177
HEALTH CARE - PRODUCTS—3.18%
Baxter International Inc.	899,535	52,218,007
Becton, Dickinson and Co.	343,967	28,748,762
Boston Scientific Corp.(a)	1,887,734	21,954,346
C.R. Bard Inc.	145,232	13,767,994
Covidien Ltd.	703,391	31,153,188
Johnson & Johnson	4,053,344	270,358,045
Medtronic Inc.	1,602,917	80,578,638
Patterson Companies Inc.(a)	197,199	6,694,906
St. Jude Medical Inc.(a)	481,474	19,567,103
Stryker Corp.	335,474	25,066,617
Varian Medical Systems Inc.(a)	178,517	9,311,447
Zimmer Holdings Inc.(a)	333,766	22,078,621

		581,497,674

HEALTH CARE - SERVICES—1.52%
Aetna Inc.	710,311	41,006,254
Coventry Health Care Inc.(a)	220,709	13,077,008
Humana Inc.(a)	238,384	17,952,699
Laboratory Corp. of America Holdings(a)	164,471	12,422,495
Quest Diagnostics Inc.	220,709	11,675,506
Tenet Healthcare Corp.(a)	662,837	3,367,212
UnitedHealth Group Inc.	1,831,297	106,581,485
WellPoint Inc.(a)	808,130	70,897,245

		276,979,904
HOLDING COMPANIES - DIVERSIFIED—0.06%
Leucadia National Corp.	232,244	10,938,692

		10,938,692
HOME BUILDERS—0.10%
Centex Corp.	169,008	4,269,142
D.R. Horton Inc.	385,132	5,072,188
KB Home	107,263	2,316,881
Lennar Corp. Class A	196,702	3,518,999
Pulte Homes Inc.	297,271	3,133,236

		18,310,446
HOME FURNISHINGS—0.08%
Harman International Industries Inc.	87,033	6,415,202
Whirlpool Corp.	110,106	8,987,953

		15,403,155
HOUSEHOLD PRODUCTS & WARES—0.43%
Avery Dennison Corp.	150,620	8,003,947
Clorox Co. (The)	195,504	12,740,996
Fortune Brands Inc.	216,639	15,675,998
Kimberly-Clark Corp.	600,549	41,642,068

		78,063,009
HOUSEWARES—0.06%
Newell Rubbermaid Inc.	390,133	10,096,642

		10,096,642
INSURANCE—4.43%
ACE Ltd.	465,674	28,769,340
Aflac Inc.	691,173	43,288,165
Allstate Corp. (The)	810,099	42,311,471
Ambac Financial Group Inc.(b)	143,149	3,688,950
American International Group Inc.	3,592,733	209,456,334
Aon Corp.	413,499	19,719,767
Assurant Inc.	136,298	9,118,336
Chubb Corp.	545,332	29,764,221
CIGNA Corp.	397,196	21,341,341
Cincinnati Financial Corp.	237,695	9,398,460
Genworth Financial Inc. Class A	626,134	15,935,110
Hartford Financial Services Group Inc. (The)	445,539	38,846,545
Lincoln National Corp.	382,950	22,295,349
Loews Corp.	624,476	31,436,122
Marsh & McLennan Companies Inc.	740,503	19,601,114
MBIA Inc.(b)	178,618	3,327,653
MetLife Inc.	1,050,018	64,702,109
MGIC Investment Corp.(b)	114,085	2,558,927
Principal Financial Group Inc.	371,887	25,600,701
Progressive Corp. (The)	994,063	19,046,247

Prudential Financial Inc.	643,918	59,910,131
Safeco Corp.	133,607	7,439,238
Torchmark Corp.	132,185	8,001,158
Travelers Companies Inc. (The)	915,116	49,233,241
Unum Group	509,055	12,110,418
XL Capital Ltd. Class A	254,457	12,801,732

		809,702,180
INTERNET—2.30%
Akamai Technologies Inc.(a)(b)	233,623	8,083,356
Amazon.com Inc.(a)	432,314	40,049,569
eBay Inc.(a)	1,612,648	53,523,787
Expedia Inc.(a)	288,071	9,108,805
Google Inc. Class A(a)	327,923	226,752,196
IAC/InterActiveCorp(a)	264,892	7,130,893
Symantec Corp.(a)	1,234,196	19,919,923
VeriSign Inc.(a)(b)	312,279	11,744,813
Yahoo! Inc.(a)	1,896,574	44,114,311

		420,427,653
INVESTMENT COMPANIES—0.05%
American Capital Strategies Ltd.	264,989	8,734,037

		8,734,037
IRON & STEEL—0.31%
Allegheny Technologies Inc.	144,663	12,498,883
Nucor Corp.	406,571	24,077,135
United States Steel Corp.	167,136	20,208,414

		56,784,432
LEISURE TIME—0.25%
Brunswick Corp.	123,873	2,112,035
Carnival Corp.	616,723	27,438,006
Harley-Davidson Inc.	344,093	16,072,584

		45,622,625
LODGING—0.31%
Harrah’s Entertainment Inc.	264,559	23,479,611
Marriott International Inc. Class A	445,643	15,232,078
Starwood Hotels & Resorts Worldwide Inc.	281,661	12,401,534
Wyndham Worldwide Corp.	252,178	5,941,314

		57,054,537
MACHINERY—0.96%
Caterpillar Inc.	901,872	65,439,832
Cummins Inc.	145,423	18,522,528
Deere & Co.	627,911	58,471,072
Manitowoc Co. Inc. (The)	182,305	8,901,953
Rockwell Automation Inc.	212,769	14,672,550
Terex Corp.(a)	143,881	9,434,277

		175,442,212
MANUFACTURING—5.02%
Cooper Industries Ltd.	256,911	13,585,454
Danaher Corp.	348,837	30,606,958
Dover Corp.	283,610	13,071,585
Eastman Kodak Co.	405,201	8,861,746
Eaton Corp.	206,052	19,976,741
General Electric Co.	14,311,612	530,531,457
Honeywell International Inc.	1,058,851	65,193,456
Illinois Tool Works Inc.	587,223	31,439,919
Ingersoll-Rand Co. Ltd. Class A	388,028	18,031,661
ITT Industries Inc.	256,252	16,922,882

Leggett & Platt Inc.	247,024	4,308,099
Pall Corp.	172,364	6,949,716
Parker Hannifin Corp.	239,560	18,041,264
Textron Inc.	353,118	25,177,313
3M Co.	1,011,045	85,251,314
Tyco International Ltd.	703,338	27,887,352

		915,836,917
MEDIA—2.66%
CBS Corp. Class B	968,147	26,382,006
Clear Channel Communications Inc.	708,035	24,441,368
Comcast Corp. Class A(a)	4,356,802	79,555,205
DIRECTV Group Inc. (The)(a)	1,015,258	23,472,765
E.W. Scripps Co. Class A	126,469	5,692,370
Gannett Co. Inc.	328,705	12,819,495
McGraw-Hill Companies Inc. (The)	468,145	20,509,432
Meredith Corp.	54,421	2,992,067
New York Times Co. (The) Class A	201,495	3,532,207
News Corp. Class A	3,274,761	67,099,853
Time Warner Inc.	5,124,125	84,599,304
Viacom Inc. Class B(a)	931,555	40,913,896
Walt Disney Co. (The)	2,698,266	87,100,026
Washington Post Co. (The) Class B	8,184	6,477,063

		485,587,057
METAL FABRICATE & HARDWARE—0.15%
Precision Castparts Corp.	195,070	27,056,209

		27,056,209
MINING—0.80%
Alcoa Inc.	1,203,742	43,996,770
Freeport-McMoRan Copper & Gold Inc.	540,095	55,327,332
Newmont Mining Corp.	638,557	31,180,738
Titanium Metals Corp.	123,470	3,265,782
Vulcan Materials Co.	152,597	12,068,897

		145,839,519
OFFICE & BUSINESS EQUIPMENT—0.18%
Pitney Bowes Inc.	310,031	11,793,579
Xerox Corp.	1,315,258	21,294,027

		33,087,606
OIL & GAS—10.29%
Anadarko Petroleum Corp.	656,553	43,128,967
Apache Corp.	469,826	50,525,088
Chesapeake Energy Corp.	625,636	24,524,931
Chevron Corp.	2,990,554	279,108,405
ConocoPhillips	2,265,937	200,082,237
Devon Energy Corp.	631,004	56,102,566
ENSCO International Inc.	206,860	12,332,993
EOG Resources Inc.	346,388	30,915,129
Exxon Mobil Corp.	7,736,729	724,854,140
Hess Corp.	391,502	39,486,892
Marathon Oil Corp.	1,007,333	61,306,286
Murphy Oil Corp.	266,496	22,609,521
Nabors Industries Ltd.(a)(b)	397,312	10,882,376
Noble Corp.	379,174	21,427,123
Noble Energy Inc.	241,912	19,236,842
Occidental Petroleum Corp.	1,174,519	90,426,218
Range Resources Corp.	211,756	10,875,788
Rowan Companies Inc.	156,160	6,162,074
Sunoco Inc.	167,969	12,167,674
Tesoro Corp.	193,162	9,213,827

Transocean Inc.	446,301	63,887,988
Valero Energy Corp.	780,811	54,680,194
XTO Energy Inc.	682,035	35,029,318

		1,878,966,577
OIL & GAS SERVICES—1.92%
Baker Hughes Inc.	451,494	36,616,163
BJ Services Co.	411,905	9,992,815
Halliburton Co.	1,250,396	47,402,512
National Oilwell Varco Inc.(a)	503,521	36,988,653
Schlumberger Ltd.	1,692,918	166,532,344
Smith International Inc.	283,596	20,943,565
Weatherford International Ltd.(a)	476,659	32,698,807

		351,174,859
PACKAGING & CONTAINERS—0.11%
Ball Corp.	144,504	6,502,680
Bemis Co. Inc.	145,971	3,996,686
Pactiv Corp.(a)	184,565	4,914,966
Sealed Air Corp.	226,721	5,246,324

		20,660,656
PHARMACEUTICALS—5.78%
Abbott Laboratories	2,187,164	122,809,259
Allergan Inc.	434,819	27,932,773
AmerisourceBergen Corp.	240,163	10,776,114
Barr Pharmaceuticals Inc.(a)	151,471	8,043,110
Bristol-Myers Squibb Co.	2,799,347	74,238,682
Cardinal Health Inc.	513,730	29,667,908
Eli Lilly and Co.	1,395,952	74,529,877
Express Scripts Inc.(a)	358,336	26,158,528
Forest Laboratories Inc.(a)	444,369	16,197,250
Gilead Sciences Inc.(a)	1,310,459	60,294,219
Hospira Inc.(a)	221,429	9,441,733
King Pharmaceuticals Inc.(a)	343,585	3,518,310
Medco Health Solutions Inc.(a)	379,732	38,504,825
Merck & Co. Inc.	3,083,626	179,189,507
Mylan Inc.	425,847	5,987,409
Pfizer Inc.	9,674,474	219,900,794
Schering-Plough Corp.	2,290,828	61,027,658
Watson Pharmaceuticals Inc.(a)	144,840	3,930,958
Wyeth	1,898,219	83,882,298

		1,056,031,212
PIPELINES—0.46%
El Paso Corp.	990,143	17,070,065
Questar Corp.	244,366	13,220,201
Spectra Energy Corp.	894,606	23,098,727
Williams Companies Inc. (The)	843,254	30,171,628

		83,560,621
REAL ESTATE—0.03%
CB Richard Ellis Group Inc. Class A(a)(b)	277,922	5,989,219

		5,989,219
REAL ESTATE INVESTMENT TRUSTS—0.94%
Apartment Investment and Management Co. Class A	136,576	4,743,284
AvalonBay Communities Inc.	112,818	10,620,687
Boston Properties Inc.	167,941	15,418,663
Developers Diversified Realty Corp.	174,787	6,692,594
Equity Residential	386,602	14,099,375
General Growth Properties Inc.	347,037	14,290,984

Host Hotels & Resorts Inc.	739,008	12,592,696
Kimco Realty Corp.	356,985	12,994,254
ProLogis	363,092	23,012,771
Public Storage	175,543	12,886,612
Simon Property Group Inc.	316,074	27,454,188
Vornado Realty Trust	189,128	16,633,808

		171,439,916
RETAIL—4.93%
Abercrombie & Fitch Co. Class A	122,344	9,783,850
AutoNation Inc.(a)	192,696	3,017,619
AutoZone Inc.(a)	63,337	7,594,740
Bed Bath & Beyond Inc.(a)	378,543	11,125,379
Best Buy Co. Inc.	496,190	26,124,404
Big Lots Inc.(a)(b)	134,324	2,147,841
Circuit City Stores Inc.	237,010	995,442
Costco Wholesale Corp.	616,102	42,979,276
CVS Caremark Corp.	2,093,674	83,223,542
Darden Restaurants Inc.	200,137	5,545,796
Dillard’s Inc. Class A(b)	85,337	1,602,629
Family Dollar Stores Inc.	203,491	3,913,132
GameStop Corp. Class A(a)	225,153	13,984,253
Gap Inc. (The)	664,296	14,136,219
Home Depot Inc.	2,388,717	64,352,036
J.C. Penney Co. Inc.	312,760	13,758,312
Kohl’s Corp.(a)	446,352	20,442,922
Limited Brands Inc.	445,713	8,437,347
Lowe’s Companies Inc.	2,075,267	46,942,540
Macy’s Inc.	613,335	15,866,976
McDonald’s Corp.	1,676,329	98,752,541
Nordstrom Inc.	269,063	9,882,684
Office Depot Inc.(a)	385,149	5,357,423
OfficeMax Inc.	104,869	2,166,594
RadioShack Corp.	191,228	3,224,104
Sears Holdings Corp.(a)(b)	104,318	10,645,652
Staples Inc.	1,005,663	23,200,645
Starbucks Corp.(a)	1,039,135	21,271,093
Target Corp.	1,178,441	58,922,050
Tiffany & Co.	192,873	8,877,944
TJX Companies Inc. (The)	622,289	17,878,363
Walgreen Co.	1,405,690	53,528,675
Wal-Mart Stores Inc.	3,347,610	159,111,903
Wendy’s International Inc.	122,061	3,154,056
Yum! Brands Inc.	722,864	27,664,005

		899,611,987
SAVINGS & LOANS—0.18%
Hudson City Bancorp Inc.	743,834	11,172,387
Sovereign Bancorp Inc.	505,053	5,757,604
Washington Mutual Inc.	1,235,711	16,818,027

		33,748,018
SEMICONDUCTORS—2.71%
Advanced Micro Devices Inc.(a)(b)	845,364	6,340,230
Altera Corp.	475,099	9,178,913
Analog Devices Inc.	432,805	13,719,919
Applied Materials Inc.	1,949,014	34,614,489
Broadcom Corp. Class A(a)	662,888	17,327,892
Intel Corp.	8,282,200	220,803,452
KLA-Tencor Corp.	257,557	12,403,945
Linear Technology Corp.	312,960	9,961,517
LSI Corp.(a)	1,009,204	5,358,873
MEMC Electronic Materials Inc.(a)	318,123	28,150,704

Microchip Technology Inc.	306,974	9,645,123
Micron Technology Inc.(a)(b)	1,067,917	7,742,398
National Semiconductor Corp.	337,154	7,633,167
Novellus Systems Inc.(a)(b)	162,972	4,493,138
NVIDIA Corp.(a)	776,502	26,416,598
QLogic Corp.(a)	191,045	2,712,839
Teradyne Inc.(a)	255,856	2,645,551
Texas Instruments Inc.	1,982,743	66,223,616
Xilinx Inc.	417,787	9,137,002

		494,509,366
SOFTWARE—4.08%
Adobe Systems Inc.(a)	814,918	34,821,445
Autodesk Inc.(a)	324,987	16,171,353
Automatic Data Processing Inc.	747,270	33,275,933
BMC Software Inc.(a)	280,129	9,983,798
CA Inc.	548,623	13,688,144
Citrix Systems Inc.(a)	267,508	10,167,979
Compuware Corp.(a)	400,885	3,559,859
Electronic Arts Inc.(a)	440,008	25,700,867
Fidelity National Information Services Inc.	239,443	9,958,434
Fiserv Inc.(a)	234,592	13,017,510
IMS Health Inc.	275,423	6,345,746
Intuit Inc.(a)	474,401	14,995,816
Microsoft Corp.	11,394,225	405,634,410
Novell Inc.(a)	491,964	3,379,793
Oracle Corp.(a)	5,571,523	125,804,989
Paychex Inc.	475,000	17,204,500
Total System Services Inc.	55,694	1,559,432

		745,270,008
TELECOMMUNICATIONS—6.17%
American Tower Corp. Class A(a)	575,515	24,516,939
AT&T Inc.	8,589,223	356,968,108
CenturyTel Inc.	157,448	6,527,794
Ciena Corp.(a)(b)	121,157	4,132,665
Cisco Systems Inc.(a)	8,593,432	232,624,204
Citizens Communications Co.	472,313	6,012,544
Corning Inc.	2,225,260	53,383,987
Embarq Corp.	215,604	10,678,866
JDS Uniphase Corp.(a)	298,516	3,970,263
Juniper Networks Inc.(a)	727,326	24,147,223
Motorola Inc.	3,240,690	51,980,668
QUALCOMM Inc.	2,319,696	91,280,038
Qwest Communications International Inc.(a)(b)	2,237,779	15,686,831
Sprint Nextel Corp.	4,027,120	52,876,086
Tellabs Inc.(a)	619,588	4,052,106
Verizon Communications Inc.	4,094,558	178,891,239
Windstream Corp.	673,325	8,766,691

		1,126,496,252
TEXTILES—0.04%
Cintas Corp.	190,485	6,404,106

		6,404,106
TOYS, GAMES & HOBBIES—0.08%
Hasbro Inc.	208,006	5,320,793
Mattel Inc.	518,605	9,874,239

		15,195,032
TRANSPORTATION—1.70%
Burlington Northern Santa Fe Corp.	423,204	35,223,269
C.H. Robinson Worldwide Inc.	242,267	13,111,490

CSX Corp.	597,678	26,285,878
Expeditors International Washington Inc.	301,331	13,463,469
FedEx Corp.	436,859	38,954,717
Norfolk Southern Corp.	550,323	27,758,292
Ryder System Inc.	83,683	3,933,938
Union Pacific Corp.	372,678	46,815,810
United Parcel Service Inc. Class B	1,485,650	105,065,168

		310,612,031

TOTAL COMMON STOCKS
(Cost: $18,438,857,371)		18,220,048,227

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.21%

MONEY MARKET FUNDS—1.21%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(c)(d)	117,970,805	117,970,805
BGI Cash Premier Fund LLC
4.90%(c)(d)(e)	103,262,949	103,262,949

		221,233,754

TOTAL SHORT-TERM INVESTMENTS
(Cost: $221,233,754)		221,233,754

TOTAL INVESTMENTS IN SECURITIES—100.98%
(Cost: $18,660,091,125)		18,441,281,981

SHORT POSITIONS(f)—(0.02)%

COMMON STOCKS—(0.02)%
Synovus Financial Corp.	(452,340)	(4,609,345)

		(4,609,345)

TOTAL SHORT POSITIONS
(Proceeds: $4,608,143)		(4,609,345)
Other Assets, Less Liabilities—(0.96)%		(174,745,202)

NET ASSETS—100.00%		$18,261,927,434

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.
(f)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.93%

ADVERTISING—0.24%
Omnicom Group Inc.	329,886	$15,679,482

		15,679,482
AEROSPACE & DEFENSE—2.76%
Boeing Co. (The)	368,957	32,268,979
General Dynamics Corp.	407,103	36,228,096
Goodrich Corp.	40,920	2,889,361
L-3 Communications Holdings Inc.	126,620	13,414,123
Lockheed Martin Corp.	345,126	36,327,963
Rockwell Collins Inc.	167,490	12,054,255
United Technologies Corp.	648,351	49,624,786

		182,807,563
AGRICULTURE—0.80%
Archer-Daniels-Midland Co.	284,878	13,226,886
Monsanto Co.	281,972	31,493,453
UST Inc.	148,840	8,156,432

		52,876,771
APPAREL—0.61%
Coach Inc.(a)	375,024	11,468,234
Nike Inc. Class B	388,622	24,965,077
Polo Ralph Lauren Corp.	60,194	3,719,387

		40,152,698
AUTO MANUFACTURERS—0.18%
PACCAR Inc.	224,618	12,237,189

		12,237,189
AUTO PARTS & EQUIPMENT—0.25%
Goodyear Tire & Rubber Co. (The)(a)	224,214	6,327,319
Johnson Controls Inc.	279,408	10,069,864

		16,397,183
BANKS—0.52%
Commerce Bancorp Inc.	193,311	7,372,882
Discover Financial Services LLC	285,621	4,307,165
Northern Trust Corp.	80,287	6,148,378
State Street Corp.	201,706	16,378,527

		34,206,952
BEVERAGES—3.70%
Anheuser-Busch Companies Inc.	741,907	38,831,412
Brown-Forman Corp. Class B	58,301	4,320,687
Coca-Cola Co. (The)	1,160,692	71,231,668
Constellation Brands Inc. Class A(a)	107,196	2,534,113
Pepsi Bottling Group Inc.	140,764	5,554,547
PepsiCo Inc.	1,617,628	122,777,965

		245,250,392

BIOTECHNOLOGY—1.62%
Amgen Inc.(a)	1,093,049	50,761,196
Biogen Idec Inc.(a)	286,929	16,331,999
Celgene Corp.(a)	384,916	17,786,968
Genzyme Corp.(a)	265,127	19,736,054
Millipore Corp.(a)	38,600	2,824,748

		107,440,965
BUILDING MATERIALS—0.12%
Trane Inc.	172,435	8,054,439

		8,054,439
CHEMICALS—0.82%
Air Products and Chemicals Inc.	81,765	8,064,482
Eastman Chemical Co.	39,346	2,403,647
Ecolab Inc.	174,943	8,958,831
Hercules Inc.	56,621	1,095,616
International Flavors & Fragrances Inc.	57,675	2,775,898
Praxair Inc.	219,085	19,435,030
Sherwin-Williams Co. (The)	74,263	4,310,224
Sigma-Aldrich Corp.	132,117	7,213,588

		54,257,316
COAL—0.31%
CONSOL Energy Inc.	175,769	12,570,999
Peabody Energy Corp.	127,624	7,866,743

		20,437,742
COMMERCIAL SERVICES—0.75%
Apollo Group Inc. Class A(a)	141,758	9,944,324
Equifax Inc.	119,279	4,336,984
H&R Block Inc.	326,347	6,060,264
Monster Worldwide Inc.(a)	53,795	1,742,958
Moody’s Corp.	222,426	7,940,608
Robert Half International Inc.	73,659	1,991,739
Western Union Co.	735,732	17,863,573

		49,880,450
COMPUTERS—6.79%
Affiliated Computer Services Inc. Class A(a)	77,006	3,472,971
Apple Inc.(a)	879,182	174,148,371
Cognizant Technology Solutions Corp.(a)	291,087	9,879,493
Dell Inc.(a)	2,259,745	55,386,350
EMC Corp.(a)	967,468	17,927,182
Hewlett-Packard Co.	1,211,368	61,149,857
International Business Machines Corp.	983,554	106,322,187
Lexmark International Inc. Class A(a)	94,483	3,293,677
Network Appliance Inc.(a)	357,302	8,918,258
SanDisk Corp.(a)	229,262	7,604,621
Teradata Corp.(a)	66,481	1,822,244

		449,925,211
COSMETICS & PERSONAL CARE—3.29%
Avon Products Inc.	434,784	17,187,011
Colgate-Palmolive Co.	512,926	39,987,711
Estee Lauder Companies Inc. (The) Class A	114,933	5,012,228
Procter & Gamble Co. (The)	2,121,047	155,727,271

		217,914,221
DISTRIBUTION & WHOLESALE—0.03%
W.W. Grainger Inc.	24,424	2,137,588

		2,137,588

DIVERSIFIED FINANCIAL SERVICES—3.98%
American Express Co.	1,178,618	61,311,708
Charles Schwab Corp. (The)	409,869	10,472,153
CME Group Inc.	54,486	37,377,396
Federal National Mortgage Association	400,099	15,995,958
Federated Investors Inc. Class B	87,673	3,608,621
Franklin Resources Inc.	158,429	18,129,030
Goldman Sachs Group Inc. (The)	258,040	55,491,502
IntercontinentalExchange Inc.(a)	67,471	12,988,167
Janus Capital Group Inc.	50,324	1,653,143
Legg Mason Inc.	67,919	4,968,275
NYSE Euronext Inc.	261,366	22,940,094
SLM Corp.	484,923	9,766,349
T. Rowe Price Group Inc.	143,369	8,728,305

		263,430,701
ELECTRIC—0.53%
AES Corp. (The)(a)	671,660	14,366,807
Allegheny Energy Inc.	40,793	2,594,843
Constellation Energy Group Inc.	177,121	18,160,216

		35,121,866
ELECTRICAL COMPONENTS & EQUIPMENT—0.32%
Emerson Electric Co.	371,841	21,068,511

		21,068,511
ELECTRONICS—0.41%
Agilent Technologies Inc.(a)	95,453	3,506,943
Applied Biosystems Group	109,745	3,722,550
PerkinElmer Inc.	17,400	452,748
Thermo Fisher Scientific Inc.(a)	199,650	11,515,812
Waters Corp.(a)	100,196	7,922,498

		27,120,551
ENGINEERING & CONSTRUCTION—0.27%
Fluor Corp.	42,812	6,238,565
Jacobs Engineering Group Inc.(a)	120,206	11,492,896

		17,731,461
ENTERTAINMENT—0.21%
International Game Technology Inc.	316,962	13,924,141

		13,924,141
FOOD—1.03%
Campbell Soup Co.	225,947	8,073,086
General Mills Inc.	147,922	8,431,554
Hershey Co. (The)	169,658	6,684,525
Kellogg Co.	266,640	13,979,935
McCormick & Co. Inc. NVS	81,900	3,104,829
Sysco Corp.	376,520	11,751,189
Whole Foods Market Inc.	79,759	3,254,167
Wm. Wrigley Jr. Co.	218,568	12,797,157

		68,076,442
FOREST PRODUCTS & PAPER—0.04%
Plum Creek Timber Co. Inc.	63,941	2,943,844

		2,943,844
HAND & MACHINE TOOLS—0.07%
Black & Decker Corp. (The)	65,989	4,596,134

		4,596,134

HEALTH CARE - PRODUCTS—5.59%
Baxter International Inc.	387,097	22,470,981
Becton, Dickinson and Co.	244,639	20,446,928
Boston Scientific Corp.(a)	822,659	9,567,524
C.R. Bard Inc.	103,951	9,854,555
Johnson & Johnson	2,872,987	191,628,233
Medtronic Inc.	1,139,926	57,304,080
Patterson Companies Inc.(a)	140,678	4,776,018
St. Jude Medical Inc.(a)	342,601	13,923,305
Stryker Corp.	238,495	17,820,346
Varian Medical Systems Inc.(a)	127,048	6,626,824
Zimmer Holdings Inc.(a)	237,568	15,715,123

		370,133,917
HEALTH CARE - SERVICES—2.27%
Aetna Inc.	278,897	16,100,724
Coventry Health Care Inc.(a)	157,267	9,318,070
Humana Inc.(a)	109,776	8,267,231
Laboratory Corp. of America Holdings(a)	117,765	8,894,790
Quest Diagnostics Inc.	156,943	8,302,285
UnitedHealth Group Inc.	1,300,832	75,708,422
WellPoint Inc.(a)	270,757	23,753,512

		150,345,034
HOLDING COMPANIES - DIVERSIFIED—0.12%
Leucadia National Corp.	165,558	7,797,782

		7,797,782
HOME BUILDERS—0.02%
Pulte Homes Inc.	127,568	1,344,567

		1,344,567
HOME FURNISHINGS—0.07%
Harman International Industries Inc.	60,761	4,478,693

		4,478,693
HOUSEHOLD PRODUCTS & WARES—0.42%
Clorox Co. (The)	138,891	9,051,526
Fortune Brands Inc.	79,702	5,767,237
Kimberly-Clark Corp.	191,584	13,284,435

		28,103,198
INSURANCE—2.31%
Aflac Inc.	329,159	20,615,227
American International Group Inc.	1,225,959	71,473,410
Aon Corp.	111,029	5,294,973
CIGNA Corp.	156,714	8,420,243
MGIC Investment Corp.(b)	49,866	1,118,494
Principal Financial Group Inc.	104,528	7,195,708
Progressive Corp. (The)	718,116	13,759,103
Prudential Financial Inc.	186,764	17,376,523
Safeco Corp.	86,147	4,796,665
Torchmark Corp.	49,891	3,019,902

		153,070,248
INTERNET—4.37%
Akamai Technologies Inc.(a)(b)	166,533	5,762,042
Amazon.com Inc.(a)	307,210	28,459,934
eBay Inc.(a)	1,147,263	38,077,659
Expedia Inc.(a)	193,829	6,128,873
Google Inc. Class A(a)	232,492	160,763,568
Symantec Corp.(a)	889,724	14,360,145
VeriSign Inc.(a)	111,210	4,182,608
Yahoo! Inc.(a)	1,353,673	31,486,434

		289,221,263

IRON & STEEL—0.51%
Allegheny Technologies Inc.	31,797	2,747,261
Nucor Corp.	289,396	17,138,031
United States Steel Corp.	114,469	13,840,447

		33,725,739
LEISURE TIME—0.18%
Harley-Davidson Inc.	249,310	11,645,270

		11,645,270
LODGING—0.26%
Harrah’s Entertainment Inc.	75,360	6,688,200
Marriott International Inc. Class A	182,751	6,246,429
Starwood Hotels & Resorts Worldwide Inc.	90,226	3,972,651

		16,907,280
MACHINERY—1.59%
Caterpillar Inc.	633,950	45,999,412
Cummins Inc.	98,754	12,578,297
Deere & Co.	280,477	26,118,018
Manitowoc Co. Inc. (The)	90,498	4,419,017
Rockwell Automation Inc.	143,312	9,882,796
Terex Corp.(a)	95,469	6,259,902

		105,257,442
MANUFACTURING—2.02%
Cooper Industries Ltd.	73,752	3,900,006
Danaher Corp.	249,409	21,883,146
Eaton Corp.	59,738	5,791,599
Honeywell International Inc.	262,750	16,177,517
Illinois Tool Works Inc.	211,488	11,323,068
Ingersoll-Rand Co. Ltd. Class A	101,479	4,715,729
ITT Industries Inc.	182,131	12,027,931
Pall Corp.	61,332	2,472,906
Parker Hannifin Corp.	89,958	6,774,737
Textron Inc.	90,770	6,471,901
3M Co.	504,439	42,534,296

		134,072,836
MEDIA—1.32%
DIRECTV Group Inc. (The)(a)	268,955	6,218,240
E.W. Scripps Co. Class A	52,219	2,350,377
McGraw-Hill Companies Inc. (The)	337,393	14,781,187
Meredith Corp.	21,461	1,179,926
News Corp. Class A	1,094,739	22,431,202
Viacom Inc. Class B(a)	259,754	11,408,396
Walt Disney Co. (The)	819,699	26,459,884
Washington Post Co. (The) Class B	2,963	2,345,007

		87,174,219
METAL FABRICATE & HARDWARE—0.17%
Precision Castparts Corp.	82,701	11,470,629

		11,470,629
MINING—0.84%
Freeport-McMoRan Copper & Gold Inc.	379,968	38,923,922
Newmont Mining Corp.	238,101	11,626,472
Titanium Metals Corp.	69,454	1,837,058
Vulcan Materials Co.	41,795	3,305,567

		55,693,019

OFFICE & BUSINESS EQUIPMENT—0.27%
Pitney Bowes Inc.	221,254	8,416,502
Xerox Corp.	602,940	9,761,599

		18,178,101
OIL & GAS—17.25%
Anadarko Petroleum Corp.	229,570	15,080,453
Apache Corp.	333,776	35,894,271
Chesapeake Energy Corp.	444,829	17,437,297
Chevron Corp.	1,207,444	112,690,748
ConocoPhillips	1,606,117	141,820,131
Devon Energy Corp.	448,587	39,883,870
ENSCO International Inc.	78,380	4,673,016
EOG Resources Inc.	246,220	21,975,135
Exxon Mobil Corp.	5,479,049	513,332,101
Hess Corp.	140,086	14,129,074
Marathon Oil Corp.	414,016	25,197,014
Murphy Oil Corp.	189,357	16,065,048
Nabors Industries Ltd.(a)	216,664	5,934,427
Noble Corp.	162,151	9,163,153
Noble Energy Inc.	78,228	6,220,691
Occidental Petroleum Corp.	494,498	38,071,401
Range Resources Corp.	95,500	4,904,880
Sunoco Inc.	111,401	8,069,888
Tesoro Corp.	65,569	3,127,641
Transocean Inc.	316,836	45,355,073
Valero Energy Corp.	547,601	38,348,498
XTO Energy Inc.	484,972	24,908,162

		1,142,281,972
OIL & GAS SERVICES—3.48%
Baker Hughes Inc.	314,503	25,506,193
BJ Services Co.	292,651	7,099,713
Halliburton Co.	874,396	33,148,352
National Oilwell Varco Inc.(a)	237,102	17,417,513
Schlumberger Ltd.	1,199,655	118,010,062
Smith International Inc.	201,704	14,895,840
Weatherford International Ltd.(a)	206,719	14,180,923

		230,258,596
PACKAGING & CONTAINERS—0.12%
Ball Corp.	102,948	4,632,660
Pactiv Corp.(a)	131,177	3,493,243

		8,125,903
PHARMACEUTICALS—4.18%
Abbott Laboratories	780,242	43,810,588
Allergan Inc.	202,194	12,988,943
Barr Pharmaceuticals Inc.(a)	107,549	5,710,852
Eli Lilly and Co.	362,403	19,348,696
Express Scripts Inc.(a)	257,460	18,794,580
Forest Laboratories Inc.(a)	318,133	11,595,948
Gilead Sciences Inc.(a)	931,718	42,868,345
Hospira Inc.(a)	157,859	6,731,108
Medco Health Solutions Inc.(a)	116,304	11,793,226
Merck & Co. Inc.	737,287	42,843,748
Mylan Inc.	231,785	3,258,897
Schering-Plough Corp.	548,370	14,608,577
Watson Pharmaceuticals Inc.(a)	50,982	1,383,651
Wyeth	933,396	41,246,769

		276,983,928

PIPELINES—0.14%
Questar Corp.	173,631	9,393,437

		9,393,437
REAL ESTATE—0.06%
CB Richard Ellis Group Inc. Class A(a)(b)	176,469	3,802,907

		3,802,907
REAL ESTATE INVESTMENT TRUSTS—0.09%
ProLogis	90,371	5,727,714

		5,727,714
RETAIL—6.16%
Abercrombie & Fitch Co. Class A	86,957	6,953,951
AutoZone Inc.(a)	46,015	5,517,659
Bed Bath & Beyond Inc.(a)	272,407	8,006,042
Best Buy Co. Inc.	352,710	18,570,182
Costco Wholesale Corp.	198,403	13,840,593
CVS Caremark Corp.	924,872	36,763,662
Darden Restaurants Inc.	142,228	3,941,138
Family Dollar Stores Inc.	84,876	1,632,165
GameStop Corp. Class A(a)	159,383	9,899,278
Gap Inc. (The)	244,219	5,196,980
Home Depot Inc.	875,558	23,587,533
Kohl’s Corp.(a)	319,425	14,629,665
Lowe’s Companies Inc.	1,480,490	33,488,684
McDonald’s Corp.	586,557	34,554,073
Nordstrom Inc.	123,418	4,533,143
RadioShack Corp.	99,414	1,676,120
Sears Holdings Corp.(a)(b)	68,671	7,007,876
Staples Inc.	489,783	11,299,294
Starbucks Corp.(a)	748,399	15,319,728
Target Corp.	481,448	24,072,400
Tiffany & Co.	90,417	4,161,894
TJX Companies Inc. (The)	446,757	12,835,329
Walgreen Co.	684,773	26,076,156
Wal-Mart Stores Inc.	1,356,909	64,493,885
Yum! Brands Inc.	518,706	19,850,879

		407,908,309
SAVINGS & LOANS—0.07%
Hudson City Bancorp Inc.	299,521	4,498,805

		4,498,805
SEMICONDUCTORS—2.98%
Advanced Micro Devices Inc.(a)	95,954	719,655
Altera Corp.	185,852	3,590,661
Analog Devices Inc.	131,514	4,168,994
Applied Materials Inc.	485,377	8,620,296
Broadcom Corp. Class A(a)	225,291	5,889,107
Intel Corp.	3,339,792	89,038,855
KLA-Tencor Corp.	81,837	3,941,270
Linear Technology Corp.	135,771	4,321,591
MEMC Electronic Materials Inc.(a)	225,501	19,954,583
National Semiconductor Corp.	242,051	5,480,035
Novellus Systems Inc.(a)	50,359	1,388,398
NVIDIA Corp.(a)	551,983	18,778,462
QLogic Corp.(a)	137,821	1,957,058
Texas Instruments Inc.	802,406	26,800,360
Xilinx Inc.	136,807	2,991,969

		197,641,294

SOFTWARE—7.61%
Adobe Systems Inc.(a)	583,246	24,922,102
Autodesk Inc.(a)	231,037	11,496,401
Automatic Data Processing Inc.	287,062	12,782,871
BMC Software Inc.(a)	183,828	6,551,630
CA Inc.	118,960	2,968,052
Citrix Systems Inc.(a)	189,569	7,205,518
Compuware Corp.(a)	82,608	733,559
Electronic Arts Inc.(a)	312,693	18,264,398
Fidelity National Information Services Inc.	102,194	4,250,248
Fiserv Inc.(a)	167,525	9,295,962
IMS Health Inc.	195,758	4,510,264
Intuit Inc.(a)	340,383	10,759,507
Microsoft Corp.	8,072,443	287,378,971
Novell Inc.(a)	54,750	376,132
Oracle Corp.(a)	3,959,805	89,412,397
Paychex Inc.	226,553	8,205,750
Total System Services Inc.	175,000	4,900,000

		504,013,762
TELECOMMUNICATIONS—4.40%
American Tower Corp. Class A(a)	125,793	5,358,782
Cisco Systems Inc.(a)	6,092,086	164,912,768
Corning Inc.	425,064	10,197,285
JDS Uniphase Corp.(a)	51,790	688,807
Juniper Networks Inc.(a)	264,030	8,765,796
Motorola Inc.	2,271,257	36,430,962
QUALCOMM Inc.	1,648,685	64,875,755

		291,230,155
TEXTILES—0.04%
Cintas Corp.	83,150	2,795,503

		2,795,503
TRANSPORTATION—1.37%
Burlington Northern Santa Fe Corp.	135,114	11,245,538
C.H. Robinson Worldwide Inc.	173,692	9,400,211
Expeditors International Washington Inc.	213,869	9,555,667
FedEx Corp.	189,727	16,917,957
United Parcel Service Inc. Class B	615,588	43,534,383

		90,653,756
TOTAL COMMON STOCKS
(Cost: $5,916,423,635)		6,617,605,091

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.65%

MONEY MARKET FUNDS—0.65%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(c)(d)	27,597,171	27,597,171
BGI Cash Premier Fund LLC
4.90%(c)(d)(e)	15,770,195	15,770,195

		43,367,366

TOTAL SHORT-TERM INVESTMENTS
(Cost: $43,367,366)	43,367,366

TOTAL INVESTMENTS IN SECURITIES—100.58%
(Cost: $5,959,791,001)	6,660,972,457
Other Assets, Less Liabilities—(0.58)%	(38,514,550)

NET ASSETS—100.00%	$6,622,457,907

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.75%

ADVERTISING—0.05%
Interpublic Group of Companies Inc. (The)(a)(b)	297,830	$2,415,401

		2,415,401
AEROSPACE & DEFENSE—1.93%
Boeing Co. (The)	294,122	25,723,910
Goodrich Corp.	57,431	4,055,203
Northrop Grumman Corp.	242,828	19,095,994
Raytheon Co.	308,160	18,705,312
United Technologies Corp.	242,416	18,554,521

		86,134,940
AGRICULTURE—3.44%
Altria Group Inc.	1,497,377	113,171,754
Archer-Daniels-Midland Co.	254,272	11,805,849
Monsanto Co.	184,209	20,574,303
Reynolds American Inc.	124,343	8,201,664

		153,753,570
AIRLINES—0.14%
Southwest Airlines Co.	497,654	6,071,379

		6,071,379
APPAREL—0.14%
Jones Apparel Group Inc.	68,612	1,097,106
Liz Claiborne Inc.	55,781	1,135,143
VF Corp.	58,295	4,002,535

		6,234,784
AUTO MANUFACTURERS—0.58%
Ford Motor Co.(a)(b)	1,527,258	10,278,446
General Motors Corp.	409,270	10,186,730
PACCAR Inc.	100,090	5,452,903

		25,918,079
AUTO PARTS & EQUIPMENT—0.18%
Johnson Controls Inc.	220,308	7,939,900

		7,939,900
BANKS—10.24%
Bank of America Corp.	3,160,542	130,403,963
Bank of New York Mellon Corp. (The)	813,373	39,660,067
BB&T Corp.	396,305	12,154,674
Comerica Inc.	111,392	4,848,894
Discover Financial Services LLC	132,504	1,998,160
Fifth Third Bancorp	385,436	9,686,007
First Horizon National Corp.(b)	100,014	1,815,254
Huntington Bancshares Inc.	272,238	4,018,233
KeyCorp	284,032	6,660,550
M&T Bank Corp.	49,374	4,027,437

Marshall & Ilsley Corp.	189,369	5,014,491
National City Corp.	460,910	7,586,579
Northern Trust Corp.	77,114	5,905,390
PNC Financial Services Group Inc. (The)	251,288	16,497,057
Regions Financial Corp.	501,564	11,861,989
State Street Corp.	136,761	11,104,993
SunTrust Banks Inc.	251,228	15,699,238
U.S. Bancorp	1,233,426	39,148,941
Wachovia Corp.	1,409,341	53,597,238
Wells Fargo & Co.	2,405,430	72,619,932
Zions Bancorporation	80,402	3,753,969

		458,063,056
BEVERAGES—1.12%
Brown-Forman Corp. Class B	19,218	1,424,246
Coca-Cola Co. (The)	596,452	36,604,259
Coca-Cola Enterprises Inc.	210,061	5,467,888
Constellation Brands Inc. Class A(a)	64,220	1,518,161
Molson Coors Brewing Co. Class B	100,530	5,189,359

		50,203,913
BIOTECHNOLOGY—0.02%
Millipore Corp.(a)	10,537	771,098

		771,098
BUILDING MATERIALS—0.13%
Masco Corp.	270,383	5,842,977

		5,842,977
CHEMICALS—2.02%
Air Products and Chemicals Inc.	93,682	9,239,856
Ashland Inc.	43,846	2,079,616
Dow Chemical Co. (The)	675,969	26,646,698
E.I. du Pont de Nemours and Co.	643,322	28,364,067
Eastman Chemical Co.	27,195	1,661,343
Hercules Inc.	46,856	906,664
International Flavors & Fragrances Inc.	15,544	748,133
PPG Industries Inc.	118,946	8,353,578
Praxair Inc.	68,564	6,082,312
Rohm & Haas Co.	92,226	4,894,434
Sherwin-Williams Co. (The)	23,154	1,343,858

		90,320,559
COAL—0.13%
Peabody Energy Corp.	95,136	5,864,183

		5,864,183
COMMERCIAL SERVICES—0.55%
Convergys Corp.(a)	73,969	1,217,530
McKesson Corp.	208,489	13,658,114
Monster Worldwide Inc.(a)	59,609	1,931,332
R.R. Donnelley & Sons Co.	157,267	5,935,257
Robert Half International Inc.	66,859	1,807,867

		24,550,100
COMPUTERS—2.75%
Affiliated Computer Services Inc. Class A(a)	15,221	686,467
Computer Sciences Corp.(a)	127,177	6,291,446
Electronic Data Systems Corp.	372,534	7,722,630
EMC Corp.(a)	800,256	14,828,744
Hewlett-Packard Co.	975,125	49,224,310
International Business Machines Corp.	281,842	30,467,120
Sun Microsystems Inc.(a)	573,231	10,392,678

Teradata Corp.(a)	76,507	2,097,057
Unisys Corp.(a)	280,801	1,328,189

		123,038,641
COSMETICS & PERSONAL CARE—1.16%
Procter & Gamble Co. (The)	703,799	51,672,923

		51,672,923
DISTRIBUTION & WHOLESALE—0.18%
Genuine Parts Co.	123,069	5,698,095
W.W. Grainger Inc.	29,164	2,552,433

		8,250,528
DIVERSIFIED FINANCIAL SERVICES—9.33%
Ameriprise Financial Inc.	159,571	8,793,958
Bear Stearns Companies Inc. (The)	84,056	7,417,942
Capital One Financial Corp.	271,716	12,841,298
Charles Schwab Corp. (The)	386,798	9,882,689
CIT Group Inc.	121,975	2,931,059
Citigroup Inc.	3,556,057	104,690,318
Countrywide Financial Corp.	377,651	3,376,200
E*TRADE Financial Corp.(a)(b)	217,684	772,778
Federal Home Loan Mortgage Corp.	462,027	15,741,260
Federal National Mortgage Association	408,140	16,317,437
Goldman Sachs Group Inc. (The)	99,823	21,466,936
Janus Capital Group Inc.	70,966	2,331,233
JPMorgan Chase & Co.	2,392,777	104,444,716
Legg Mason Inc.	46,333	3,389,259
Lehman Brothers Holdings Inc.	372,741	24,392,171
Merrill Lynch & Co. Inc.	612,096	32,857,313
Morgan Stanley	757,953	40,254,884
T. Rowe Price Group Inc.	83,597	5,089,385

		416,990,836
ELECTRIC—6.38%
Allegheny Energy Inc.	86,646	5,511,552
Ameren Corp.	151,223	8,197,799
American Electric Power Co. Inc.	288,203	13,418,732
CenterPoint Energy Inc.	238,161	4,079,698
CMS Energy Corp.	170,855	2,969,460
Consolidated Edison Inc.	196,786	9,612,996
Dominion Resources Inc.	419,615	19,910,732
DTE Energy Co.	120,200	5,283,992
Duke Energy Corp.	905,516	18,264,258
Dynegy Inc. Class A(a)	378,007	2,698,970
Edison International	226,272	12,076,137
Entergy Corp.	139,727	16,700,171
Exelon Corp.	466,346	38,072,487
FirstEnergy Corp.	219,204	15,857,217
FPL Group Inc.	292,114	19,799,487
Integrys Energy Group Inc.	57,921	2,993,937
Pepco Holdings Inc.	148,197	4,346,618
PG&E Corp.	255,814	11,023,025
Pinnacle West Capital Corp.	64,150	2,720,601
PPL Corp.	268,111	13,965,902
Progress Energy Inc.	187,967	9,103,242
Public Service Enterprise Group Inc.	182,690	17,947,466
Southern Co. (The)	544,688	21,106,660
TECO Energy Inc.	159,380	2,742,930
Xcel Energy Inc.	306,356	6,914,455

		285,318,524

ELECTRICAL COMPONENTS & EQUIPMENT—0.43%
Emerson Electric Co.	294,238	16,671,525
Molex Inc.	89,506	2,443,514

		19,115,039
ELECTRONICS—0.77%
Agilent Technologies Inc.(a)	202,776	7,449,990
Applied Biosystems Group	39,843	1,351,475
Jabil Circuit Inc.	126,653	1,933,991
PerkinElmer Inc.	65,497	1,704,232
Thermo Fisher Scientific Inc.(a)	156,113	9,004,598
Tyco Electronics Ltd.	345,864	12,841,930

		34,286,216
ENGINEERING & CONSTRUCTION—0.10%
Fluor Corp.	31,392	4,574,442

		4,574,442
ENVIRONMENTAL CONTROL—0.32%
Allied Waste Industries Inc.(a)	223,071	2,458,242
Waste Management Inc.	366,817	11,983,911

		14,442,153
FOOD—2.55%
ConAgra Foods Inc.	353,882	8,418,853
Dean Foods Co.	81,634	2,111,055
General Mills Inc.	132,760	7,567,320
H.J. Heinz Co.	229,172	10,697,749
Kraft Foods Inc.	1,105,656	36,077,555
Kroger Co. (The)	490,957	13,113,461
McCormick & Co. Inc. NVS	30,888	1,170,964
Safeway Inc.	319,633	10,934,645
Sara Lee Corp.	526,046	8,448,299
SUPERVALU Inc.	154,991	5,815,262
Sysco Corp.	163,364	5,098,590
Tyson Foods Inc. Class A	205,904	3,156,508
Whole Foods Market Inc.	31,147	1,270,798

		113,881,059
FOREST PRODUCTS & PAPER—0.65%
International Paper Co.	309,885	10,034,076
MeadWestvaco Corp.	136,727	4,279,555
Plum Creek Timber Co. Inc.	73,431	3,380,763
Weyerhaeuser Co.	151,431	11,166,522

		28,860,916
GAS—0.38%
Nicor Inc.	36,109	1,529,216
NiSource Inc.	204,084	3,855,147
Sempra Energy	188,749	11,679,788

		17,064,151
HAND & MACHINE TOOLS—0.11%
Snap-On Inc.	44,479	2,145,667
Stanley Works (The)	61,880	2,999,942

		5,145,609
HEALTH CARE - PRODUCTS—0.67%
Baxter International Inc.	175,323	10,177,500
Boston Scientific Corp.(a)	365,177	4,247,009
Covidien Ltd.	347,721	15,400,563

		29,825,072

HEALTH CARE - SERVICES—0.73%
Aetna Inc.	156,093	9,011,249
Humana Inc.(a)	41,730	3,142,686
Tenet Healthcare Corp.(a)	368,573	1,872,351
WellPoint Inc.(a)	213,277	18,710,791

		32,737,077
HOME BUILDERS—0.16%
Centex Corp.	74,428	1,880,051
D.R. Horton Inc.	174,553	2,298,863
KB Home	40,702	879,163
Lennar Corp. Class A	81,584	1,459,538
Pulte Homes Inc.	68,567	722,696

		7,240,311
HOME FURNISHINGS—0.10%
Whirlpool Corp.	57,052	4,657,155

		4,657,155
HOUSEHOLD PRODUCTS & WARES—0.42%
Avery Dennison Corp.	69,890	3,713,955
Fortune Brands Inc.	51,855	3,752,228
Kimberly-Clark Corp.	164,305	11,392,909

		18,859,092
HOUSEWARES—0.12%
Newell Rubbermaid Inc.	205,367	5,314,898

		5,314,898
INSURANCE—6.69%
ACE Ltd.	237,225	14,655,760
Aflac Inc.	117,353	7,349,818
Allstate Corp. (The)	409,261	21,375,702
Ambac Financial Group Inc.	61,602	1,587,484
American International Group Inc.	934,211	54,464,501
Aon Corp.	126,793	6,046,758
Assurant Inc.	70,433	4,711,968
Chubb Corp.	276,187	15,074,286
CIGNA Corp.	84,562	4,543,516
Cincinnati Financial Corp.	122,414	4,840,250
Genworth Financial Inc. Class A	318,828	8,114,173
Hartford Financial Services Group Inc. (The)	225,177	19,633,183
Lincoln National Corp.	194,457	11,321,286
Loews Corp.	316,172	15,916,098
Marsh & McLennan Companies Inc.	376,719	9,971,752
MBIA Inc.(b)	75,404	1,404,777
MetLife Inc.	522,518	32,197,559
MGIC Investment Corp.(b)	25,556	573,221
Principal Financial Group Inc.	117,878	8,114,722
Prudential Financial Inc.	189,144	17,597,958
Torchmark Corp.	29,373	1,777,948
Travelers Companies Inc. (The)	461,914	24,850,973
Unum Group	263,967	6,279,775
XL Capital Ltd. Class A	130,180	6,549,356

		298,952,824
INTERNET—0.16%
IAC/InterActiveCorp(a)	137,258	3,694,985
VeriSign Inc.(a)(b)	89,257	3,356,956

		7,051,941
INVESTMENT COMPANIES—0.09%
American Capital Strategies Ltd.	127,179	4,191,820

		4,191,820

IRON & STEEL—0.10%
Allegheny Technologies Inc.	51,482	4,448,045

		4,448,045
LEISURE TIME—0.33%
Brunswick Corp.	71,331	1,216,194
Carnival Corp.	304,157	13,531,945

		14,748,139
LODGING—0.36%
Harrah’s Entertainment Inc.	79,323	7,039,916
Marriott International Inc. Class A	89,463	3,057,845
Starwood Hotels & Resorts Worldwide Inc.	80,165	3,529,665
Wyndham Worldwide Corp.	113,545	2,675,120

		16,302,546
MACHINERY—0.27%
Deere & Co.	115,565	10,761,413
Manitowoc Co. Inc. (The)	26,866	1,311,867

		12,073,280
MANUFACTURING—8.16%
Cooper Industries Ltd.	82,627	4,369,316
Dover Corp.	134,732	6,209,798
Eastman Kodak Co.	212,427	4,645,778
Eaton Corp.	60,174	5,833,869
General Electric Co.	7,191,746	266,598,024
Honeywell International Inc.	342,800	21,106,196
Illinois Tool Works Inc.	141,434	7,572,376
Ingersoll-Rand Co. Ltd. Class A	118,114	5,488,758
Leggett & Platt Inc.	131,559	2,294,389
Pall Corp.	49,288	1,987,292
Parker Hannifin Corp.	53,700	4,044,147
Textron Inc.	110,636	7,888,347
3M Co.	149,173	12,578,266
Tyco International Ltd.	356,295	14,127,097

		364,743,653
MEDIA—4.08%
CBS Corp. Class B	493,871	13,457,985
Clear Channel Communications Inc.	345,692	11,933,288
Comcast Corp. Class A(a)	2,172,490	39,669,667
DIRECTV Group Inc. (The)(a)	313,681	7,252,305
E.W. Scripps Co. Class A	30,266	1,362,273
Gannett Co. Inc.	169,630	6,615,570
Meredith Corp.	12,466	685,381
New York Times Co. (The) Class A	113,056	1,981,872
News Corp. Class A	864,032	17,704,016
Time Warner Inc.	2,581,114	42,614,192
Viacom Inc. Class B(a)	279,354	12,269,228
Walt Disney Co. (The)	776,986	25,081,108
Washington Post Co. (The) Class B	2,022	1,600,271

		182,227,156
METAL FABRICATE & HARDWARE—0.12%
Precision Castparts Corp.	38,576	5,350,491

		5,350,491
MINING—0.75%
Alcoa Inc.	608,009	22,222,729
Newmont Mining Corp.	151,208	7,383,487
Vulcan Materials Co.	52,106	4,121,064

		33,727,280

OFFICE & BUSINESS EQUIPMENT—0.08%
Xerox Corp.	220,611	3,571,692

		3,571,692
OIL & GAS—3.00%
Anadarko Petroleum Corp.	168,046	11,038,942
Chevron Corp.	647,567	60,437,428
ENSCO International Inc.	54,730	3,263,003
Hess Corp.	96,623	9,745,396
Marathon Oil Corp.	209,999	12,780,539
Nabors Industries Ltd.(a)	45,266	1,239,836
Noble Corp.	74,631	4,217,398
Noble Energy Inc.	65,822	5,234,165
Occidental Petroleum Corp.	241,998	18,631,426
Range Resources Corp.	36,919	1,896,160
Rowan Companies Inc.	83,529	3,296,054
Tesoro Corp.	47,748	2,277,580

		134,057,927
OIL & GAS SERVICES—0.28%
National Oilwell Varco Inc.(a)	84,688	6,221,180
Weatherford International Ltd.(a)	93,716	6,428,918

		12,650,098
PACKAGING & CONTAINERS—0.10%
Bemis Co. Inc.	78,616	2,152,506
Sealed Air Corp.	101,649	2,352,158

		4,504,664
PHARMACEUTICALS—7.47%
Abbott Laboratories	550,548	30,913,270
Allergan Inc.	73,895	4,747,015
AmerisourceBergen Corp.	123,404	5,537,137
Bristol-Myers Squibb Co.	1,413,417	37,483,819
Cardinal Health Inc.	252,141	14,561,143
Eli Lilly and Co.	444,162	23,713,809
King Pharmaceuticals Inc.(a)	143,567	1,470,126
Medco Health Solutions Inc.(a)	106,376	10,786,526
Merck & Co. Inc.	1,024,593	59,539,099
Mylan Inc.	46,247	650,233
Pfizer Inc.	4,854,772	110,348,968
Schering-Plough Corp.	773,409	20,603,616
Watson Pharmaceuticals Inc.(a)	39,074	1,060,468
Wyeth	288,723	12,758,669

		334,173,898
PIPELINES—0.78%
El Paso Corp.	508,418	8,765,126
Spectra Energy Corp.	438,291	11,316,674
Williams Companies Inc. (The)	414,132	14,817,643

		34,899,443
REAL ESTATE INVESTMENT TRUSTS—1.82%
Apartment Investment and Management Co. Class A	72,541	2,519,349
AvalonBay Communities Inc.	52,770	4,967,768
Boston Properties Inc.	86,551	7,946,247
Developers Diversified Realty Corp.	91,619	3,508,092
Equity Residential	197,383	7,198,558
General Growth Properties Inc.	166,135	6,841,439
Host Hotels & Resorts Inc.	381,294	6,497,250

Kimco Realty Corp.	171,555	6,244,602
ProLogis	116,382	7,376,291
Public Storage	84,531	6,205,421
Simon Property Group Inc.	160,509	13,941,812
Vornado Realty Trust	91,866	8,079,615

		81,326,444
RETAIL—3.64%
AutoNation Inc.(a)	109,573	1,715,913
Big Lots Inc.(a)(b)	46,705	746,813
Circuit City Stores Inc.	134,839	566,324
Costco Wholesale Corp.	166,145	11,590,275
CVS Caremark Corp.	393,102	15,625,804
Dillard’s Inc. Class A	49,021	920,614
Family Dollar Stores Inc.	47,788	918,963
Gap Inc. (The)	156,862	3,338,023
Home Depot Inc.	577,447	15,556,422
J.C. Penney Co. Inc.	161,585	7,108,124
Limited Brands Inc.	230,322	4,359,995
Macy’s Inc.	314,567	8,137,848
McDonald’s Corp.	431,943	25,445,762
Nordstrom Inc.	51,422	1,888,730
Office Depot Inc.(a)	171,419	2,384,438
OfficeMax Inc.	60,589	1,251,769
RadioShack Corp.	18,230	307,358
Staples Inc.	152,501	3,518,198
Target Corp.	248,350	12,417,500
Tiffany & Co.	30,907	1,422,649
Walgreen Co.	217,909	8,297,975
Wal-Mart Stores Inc.	717,309	34,093,697
Wendy’s International Inc.	50,413	1,302,672

		162,915,866
SAVINGS & LOANS—0.31%
Hudson City Bancorp Inc.	170,951	2,567,684
Sovereign Bancorp Inc.	229,629	2,617,771
Washington Mutual Inc.	630,227	8,577,389

		13,762,844
SEMICONDUCTORS—2.42%
Advanced Micro Devices Inc.(a)(b)	341,318	2,559,885
Altera Corp.	84,349	1,629,623
Analog Devices Inc.	123,944	3,929,025
Applied Materials Inc.	646,909	11,489,104
Broadcom Corp. Class A(a)	186,035	4,862,955
Intel Corp.	1,794,548	47,842,650
KLA-Tencor Corp.	70,156	3,378,713
Linear Technology Corp.	69,800	2,221,734
LSI Corp.(a)	444,401	2,359,769
Microchip Technology Inc.	142,738	4,484,828
Micron Technology Inc.(a)	565,252	4,098,077
Novellus Systems Inc.(a)	53,383	1,471,769
Teradyne Inc.(a)	141,290	1,460,939
Texas Instruments Inc.	422,878	14,124,125
Xilinx Inc.	106,752	2,334,666

		108,247,862
SOFTWARE—0.43%
Automatic Data Processing Inc.	169,163	7,532,828
CA Inc.	187,746	4,684,263
Compuware Corp.(a)	126,509	1,123,400
Fidelity National Information Services Inc.	47,183	1,962,341
Novell Inc.(a)	186,021	1,277,964
Paychex Inc.	74,611	2,702,410

		19,283,206

TELECOMMUNICATIONS—8.07%
American Tower Corp. Class A(a)	208,581	8,885,551
AT&T Inc.	4,317,259	179,425,284
CenturyTel Inc.	82,623	3,425,550
Ciena Corp.(a)	52,411	1,787,739
Citizens Communications Co.	246,271	3,135,030
Corning Inc.	836,758	20,073,824
Embarq Corp.	112,220	5,558,257
JDS Uniphase Corp.(a)	127,167	1,691,321
Juniper Networks Inc.(a)	165,323	5,488,724
Qwest Communications International Inc.(a)	1,142,047	8,005,749
Sprint Nextel Corp.	2,035,731	26,729,148
Tellabs Inc.(a)	339,849	2,222,612
Verizon Communications Inc.	2,059,456	89,977,633
Windstream Corp.	352,478	4,589,264

		360,995,686
TEXTILES—0.03%
Cintas Corp.	35,099	1,180,028

		1,180,028
TOYS, GAMES & HOBBIES—0.17%
Hasbro Inc.	110,954	2,838,203
Mattel Inc.	245,488	4,674,092

		7,512,295
TRANSPORTATION—2.06%
Burlington Northern Santa Fe Corp.	114,453	9,525,923
CSX Corp.	302,949	13,323,697
FedEx Corp.	89,802	8,007,644
Norfolk Southern Corp.	269,731	13,605,232
Ryder System Inc.	44,858	2,108,775
Union Pacific Corp.	188,161	23,636,785
United Parcel Service Inc. Class B	310,087	21,929,353

		92,137,409

TOTAL COMMON STOCKS
(Cost: $4,313,222,916)		4,460,395,118

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.05%

MONEY MARKET FUNDS—1.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(c)(d)	31,446,490	31,446,490
BGI Cash Premier Fund LLC
4.90%(c)(d)(e)	15,441,706	15,441,706

		46,888,196

TOTAL SHORT-TERM INVESTMENTS
(Cost: $46,888,196)		46,888,196

TOTAL INVESTMENTS IN SECURITIES—100.80%
(Cost: $4,360,111,112)		4,507,283,314
Other Assets, Less Liabilities—(0.80)%		(35,982,220)

NET ASSETS—100.00%		$4,471,301,094

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P ASIA 50 INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.89%

CHINA—26.48%
China Communications Construction Co. Ltd. Class H	63,000	$165,228
China Construction Bank Class H	474,000	401,819
China COSCO Holdings Co. Ltd. Class H	27,000	74,621
China Life Insurance Co. Ltd. Class H	105,000	543,354
China Mobile Ltd.	70,500	1,246,819
CITIC Pacific Ltd.	15,000	83,778
CNOOC Ltd.	210,000	357,658
Industrial and Commercial Bank of China Class H	651,000	467,541
PetroChina Co. Ltd. Class H	264,000	470,618

		3,811,436
HONG KONG—19.44%
BOC Hong Kong (Holdings) Ltd.	51,000	142,913
Cheung Kong (Holdings) Ltd.	21,000	388,360
CLP Holdings Ltd.	24,000	163,901
Esprit Holdings Ltd.	15,000	223,151
Hang Seng Bank Ltd.	10,500	216,668
Hong Kong and China Gas Co. Ltd. (The)	54,000	165,517
Hong Kong Exchanges and Clearing Ltd.	15,000	425,526
Hutchison Whampoa Ltd.	30,000	340,306
Li & Fung Ltd.	30,000	121,194
Sun Hung Kai Properties Ltd.	21,000	445,995
Swire Pacific Ltd. Class A	12,000	165,440

		2,798,971
SINGAPORE—8.10%
DBS Group Holdings Ltd.	15,000	215,707
Keppel Corp. Ltd.	18,000	162,562
Oversea-Chinese Banking Corp.	39,000	224,607
Singapore Airlines Ltd.	6,000	72,444
Singapore Telecommunications Ltd.	87,000	241,759
United Overseas Bank Ltd.	18,000	248,845

		1,165,924
SOUTH KOREA—25.83%
Hyundai Heavy Industries Co. Ltd.(a)	570	269,457
Hyundai Mobis(a)	960	89,431
Hyundai Motor Co. Ltd.(a)	2,490	190,464
Kookmin Bank(a)	4,830	356,039
KT&G Corp.(a)	2,058	175,228
LG Electronics Inc.(a)	1,320	141,018
POSCO	1,020	626,569
Samsung Corp.(a)	1,950	149,992
Samsung Electronics Co. Ltd.	1,830	1,086,993
Shinhan Financial Group Ltd.(a)	5,460	312,067

SK Energy Co. Ltd.(a)	930	179,830
SK Telecom Co. Ltd. ADR	4,752	141,800

		3,718,888
TAIWAN—20.04%
ASUSTeK Computer Inc.	51,000	153,152
AU Optronics Corp.	84,000	164,455
Cathay Financial Holding Co. Ltd.	87,000	181,325
China Steel Corp.	126,000	168,987
Chunghwa Telecom Co. Ltd.(b)	68,181	138,508
Formosa Chemicals & Fibre Co.	48,000	122,832
Formosa Plastic Co.	69,000	193,803
Hon Hai Precision Industry Co. Ltd.	78,000	485,779
MediaTek Inc.	15,000	194,700
Nan Ya Plastic Corp.	96,000	254,544
Taiwan Semiconductor Manufacturing Co. Ltd.	372,000	711,095
United Microelectronics Corp.	186,000	115,553

		2,884,733

TOTAL COMMON STOCKS
(Cost: $14,261,962)		14,379,952

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.09%

MONEY MARKET FUNDS—0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(c)(d)	13,673	13,673

		13,673

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,673)		13,673

TOTAL INVESTMENTS IN SECURITIES—99.98%
(Cost: $14,275,635)		14,393,625
Other Assets, Less Liabilities—0.02%		2,379

NET ASSETS—100.00%		$14,396,004

ADR  -  American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P EUROPE 350 INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.51%

AUSTRIA—0.50%
Erste Bank der Oesterreichischen Sparkassen AG	73,344	$5,200,781
OMV AG	49,503	4,011,070
Telekom Austria AG	98,188	2,731,866
voestalpine AG	35,697	2,580,835

		14,524,552
BELGIUM—1.86%
AGFA-Gevaert NV	41,452	635,745
Belgacom SA	60,864	3,002,395
Delhaize Group	32,599	2,869,214
Dexia SA	258,525	6,512,535
Fortis	678,858	17,875,363
Groupe Bruxelles Lambert SA	26,270	3,374,916
InBev	63,724	5,310,557
KBC Group NV	70,638	9,935,179
Solvay SA	18,843	2,636,478
UCB SA	33,756	1,530,929

		53,683,311
DENMARK—0.92%
A.P. Moller-Maersk A/S Class B	317	3,381,300
Danske Bank A/S	151,722	5,942,387
Novo Nordisk A/S Class B	141,440	9,290,576
Novozymes A/S Class B	13,474	1,537,606
Vestas Wind Systems A/S(a)	59,181	6,405,410

		26,557,279
FINLAND—2.28%
Fortum OYJ	136,620	6,154,152
Kone OYJ Class B	27,739	1,943,840
Metso OYJ	38,684	2,111,308
Nokia OYJ	1,204,257	46,693,338
Sampo OYJ Class A	109,832	2,903,284
Stora Enso OYJ Class R	189,363	2,835,028
UPM-Kymmene OYJ	165,244	3,338,843

		65,979,793
FRANCE—15.58%
Accor SA	67,857	5,426,805
Air France-KLM	46,704	1,642,220
Alcatel-Lucent	694,371	5,025,265
ALSTOM	33,564	7,213,620
AXA	551,468	22,083,839
BNP Paribas	278,780	30,251,352
Bouygues SA	78,278	6,523,442
Cap Gemini SA	44,594	2,803,542

Carrefour SA	186,243	14,510,685
Casino Guichard-Perrachon SA	15,792	1,717,568
Christian Dior SA	15,122	1,987,610
Compagnie de Saint-Gobain	97,976	9,237,922
Compagnie Generale des Etablissements Michelin Class B	45,918	5,270,051
Credit Agricole SA	206,111	6,952,020
Dassault Systemes SA	16,903	1,000,631
Electricite de France	73,929	8,807,002
Essilor International SA	59,093	3,771,226
European Aeronautic Defence and Space Co.(b)	142,880	4,560,237
France Telecom SA	478,962	17,240,559
Groupe Danone	158,476	14,226,370
Hermes International	21,767	2,750,905
Lafarge SA	54,797	9,974,436
Lagardere SCA	36,244	2,717,885
L’Air Liquide SA	73,697	10,967,740
L’Oreal SA	78,157	11,196,120
LVMH Moet Hennessy Louis Vuitton SA	75,294	9,101,711
Pernod Ricard SA	28,799	6,656,892
PPR SA	22,374	3,598,310
PSA Peugeot Citroen SA	50,373	3,818,641
Publicis Groupe SA	37,621	1,473,001
Renault SA	60,398	8,566,458
Safran SA	76,858	1,576,554
Sanofi-Aventis	317,717	29,255,352
Schneider Electric SA	73,038	9,896,853
Societe Generale Class A	144,627	20,918,937
Societe Television Francaise 1	33,678	901,072
Sodexho Alliance SA	36,525	2,242,858
STMicroelectronics NV	205,994	2,951,501
Suez SA	397,095	27,037,273
Technip SA	29,771	2,372,205
Thales SA	35,398	2,108,961
Thomson	85,462	1,215,761
Total SA	730,781	60,719,352
Unibail-Rodamco	25,232	5,530,616
Valeo SA	26,800	1,104,959
Vallourec SA	16,845	4,559,917
Veolia Environnement	111,411	10,172,384
Vinci SA	143,952	10,660,053
Vivendi SA	349,585	16,038,655

		450,337,328
GERMANY—13.13%
Adidas AG	61,506	4,609,548
Allianz SE	137,384	29,717,574
ALTANA AG	17,657	429,827
BASF AG	159,401	23,633,827
Bayer AG	239,565	21,901,508
Bayerische Motoren Werke AG	94,616	5,858,416
Commerzbank AG	200,780	7,708,634
Continental AG	49,650	6,459,854
Daimler AG Registered	319,146	31,029,393
Deutsche Bank AG	159,097	20,795,134
Deutsche Boerse AG	65,484	12,996,825
Deutsche Lufthansa AG	71,651	1,908,679
Deutsche Post AG	255,805	8,792,733
Deutsche Telekom AG	933,499	20,499,630
E.ON AG	215,588	45,890,031
Fresenius Medical Care AG & Co. KGaA	54,943	2,947,286

Hypo Real Estate Holding AG	60,259	3,180,470
Infineon Technologies AG(a)	216,817	2,558,168
Linde AG	36,160	4,781,886
MAN AG	33,433	5,562,626
Merck KGaA	20,119	2,597,343
METRO AG	39,173	3,289,755
Muenchener Rueckversicherungs-Gesellschaft AG	66,628	12,950,146
Puma AG	1,977	789,099
RWE AG	145,935	20,482,970
Salzgitter AG	11,714	1,747,755
SAP AG	261,575	13,587,941
Siemens AG	278,722	44,361,049
ThyssenKrupp AG	115,440	6,472,677
TUI AG(a)	67,162	1,878,455
Volkswagen AG	44,332	10,117,715

		379,536,954
GREECE—0.44%
Hellenic Telecommunications Organization SA SP ADR	251,455	4,644,374
National Bank of Greece SA ADR	590,930	8,148,925

		12,793,299
IRELAND—0.88%
Allied Irish Banks PLC	307,158	7,037,538
Anglo Irish Bank Corp. PLC	260,037	4,159,247
Bank of Ireland	341,248	5,085,009
CRH PLC	171,627	5,984,615
Elan Corp. PLC(a)	143,465	3,102,666

		25,369,075
ITALY—5.83%
Alleanza Assicurazioni SpA	120,447	1,565,525
Assicurazioni Generali SpA	361,483	16,383,693
Atlantia SpA	94,525	3,583,533
Banca Monte dei Paschi di Siena SpA(b)	456,095	2,455,615
Banca Popolare di Milano Scrl	157,205	2,142,123
Banco Popolare SpA(a)	202,199	4,481,676
Enel SpA	1,264,775	15,042,951
Eni SpA	759,137	27,802,901
Fiat SpA	222,802	5,765,734
Finmeccanica SpA	98,101	3,151,126
Intesa Sanpaolo SpA	2,998,661	23,718,480
Luxottica Group SpA	45,799	1,455,720
Mediaset SpA	257,245	2,597,005
Mediobanca SpA	127,214	2,626,224
Mediolanum SpA(b)	99,355	798,215
Pirelli & C. SpA(a)	625,282	688,388
Saipem SpA	68,836	2,760,601
Seat Pagine Gialle SpA	1,792,016	708,715
Snam Rete Gas SpA	239,571	1,530,657
Telecom Italia SpA	2,918,041	9,065,934
UniCredito Italiano SpA	4,144,960	34,421,588
Unione di Banche Italiane ScpA	209,226	5,753,958

		168,500,362
NETHERLANDS—4.68%
Aegon NV	379,237	6,703,463
Akzo Nobel NV	85,441	6,844,313
ArcelorMittal	244,217	18,931,187

ASML Holding NV(a)	129,746	4,108,797
Corporate Express NV(b)	56,394	441,112
Heineken NV	74,580	4,821,735
ING Groep NV	681,336	26,646,940
Koninklijke Ahold NV(a)	378,622	5,275,468
Koninklijke DSM NV	54,846	2,592,465
Koninklijke KPN NV	573,752	10,435,345
Koninklijke Philips Electronics NV	362,373	15,639,916
Randstad Holding NV(b)	23,872	943,054
Reed Elsevier NV	234,161	4,673,147
TNT NV	124,606	5,146,591
Unilever NV	515,467	18,954,009
Wolters Kluwer NV	93,271	3,065,527

		135,223,069
NORWAY—1.08%
DnB NOR ASA	248,720	3,801,902
Norsk Hydro ASA	191,231	2,732,953
Orkla ASA	258,284	5,006,472
Renewable Energy Corp. ASA(a)	44,071	2,240,135
StatoilHydro ASA	380,071	11,829,424
Telenor ASA(a)	241,651	5,774,417

		31,385,303
PORTUGAL—0.67%
Banco Comercial Portugues SA Class R(b)	1,185,131	5,059,545
Banco Espirito Santo SA	107,239	2,351,832
Brisa SA	153,760	2,259,288
CIMPOR-Cimentos de Portugal SGPS SA	145,562	1,276,913
Energias de Portugal SA	698,225	4,563,154
Portugal Telecom SGPS SA	304,843	3,980,063

		19,490,795
SPAIN—6.91%
Abertis Infraestructuras SA	120,314	3,876,948
Acciona SA	8,589	2,723,104
Acerinox SA	51,529	1,267,938
Actividades de Construcciones y Servicios SA	72,474	4,307,299
Altadis SA	80,937	5,882,380
Banco Bilbao Vizcaya Argentaria SA	1,154,513	28,290,138
Banco Popular Espanol SA	379,751	6,496,015
Banco Sabadell SA(b)	358,975	3,889,060
Banco Santander SA	1,913,517	41,377,355
Bankinter SA	89,215	1,636,982
Gas Natural SDG SA	107,788	6,306,810
Grupo Ferrovial SA	17,346	1,220,358
Iberdrola SA	1,490,412	22,662,191
Industria de Diseno Textil SA	69,876	4,292,856
Repsol YPF SA	283,678	10,111,640
Sacyr Vallehermoso SA(b)	36,098	1,403,870
Telefonica SA	1,529,698	49,694,918
Union Fenosa SA	64,176	4,333,939

		199,773,801
SWEDEN—3.15%
Assa Abloy AB Class B	110,867	2,225,677
Atlas Copco AB Class A	200,537	2,994,155
Boliden AB	92,993	1,169,031
Electrolux AB Class B	92,032	1,544,973
Hennes & Mauritz AB Class B	164,075	9,989,403
Holmen AB Class B	26,926	999,851

Investor AB Class B	118,763	2,701,164
Nordea Bank AB	645,235	10,781,870
Sandvik AB	319,787	5,504,441
Scania AB Class B	102,020	2,430,852
Securitas AB Class B	105,625	1,470,827
Skandinaviska Enskilda Banken AB Class A	167,811	4,297,054
Skanska AB Class B	103,502	1,953,714
SKF AB Class B	118,566	2,008,754
SSAB Svenskt Stal AB Class A	61,614	1,677,817
Svenska Cellulosa AB Class B	188,449	3,338,503
Svenska Handelsbanken AB Class A	153,563	4,918,236
Swedbank AB Class A	128,635	3,642,190
Swedish Match AB	95,812	2,290,344
Telefonaktiebolaget LM Ericsson AB Class B	4,502,047	10,573,876
TeliaSonera AB	637,820	5,970,434
Volvo AB Class A	163,330	2,729,242
Volvo AB Class B	342,493	5,749,550

		90,961,958
SWITZERLAND—9.74%
ABB Ltd. Registered	707,612	20,388,026
Adecco SA Registered	43,219	2,338,174
Baloise Holding Registered	16,015	1,577,240
Ciba Specialty Chemicals AG Registered	27,621	1,280,840
Clariant AG Registered(a)	77,592	721,674
Compagnie Financiere Richemont AG Class A	155,159	10,648,637
Credit Suisse Group Registered	307,852	18,517,618
Givaudan SA Registered	1,974	1,902,251
Holcim Ltd. Registered	64,159	6,874,077
Julius Baer Holding AG Registered	68,757	5,684,454
Nestle SA Registered	121,676	55,886,163
Nobel Biocare Holding AG Bearer	8,279	2,215,728
Novartis AG Registered	836,510	45,883,735
Roche Holding AG	215,590	37,247,188
Roche Holding AG Bearer	15,359	2,889,606
Swatch Group AG (The) Class B	8,984	2,707,936
Swiss Life Holding Registered(a)	10,340	2,584,658
Swiss Reinsurance Co. Registered	113,922	8,095,239
Swisscom AG Registered	7,565	2,953,434
Syngenta AG Registered	32,899	8,383,484
UBS AG Registered	641,809	29,705,244
Zurich Financial Services AG Registered	44,342	13,022,758

		281,508,164
UNITED KINGDOM—31.86%
Aegis Group PLC	207,012	482,131
Alliance & Leicester PLC	154,041	1,986,988
Anglo American PLC	409,097	25,081,933
ARM Holdings PLC	399,431	985,933
Associated British Foods PLC	105,904	1,896,258
AstraZeneca PLC	447,234	19,265,313
Aviva PLC	794,943	10,649,643
BAE Systems PLC	1,084,997	10,755,779
Barclays PLC(c)	2,055,235	20,619,400
BBA Aviation PLC	100,537	410,765
BG Group PLC	1,049,247	24,019,257
BHP Billiton PLC	704,658	21,685,622
Biffa PLC	86,030	565,129
BP PLC	5,834,672	71,429,163
British Airways PLC(a)	166,707	1,027,895
British American Tobacco PLC	455,894	17,832,426

British Energy Group PLC	324,709	3,548,548
British Land Co. PLC	169,464	3,187,816
British Sky Broadcasting Group PLC	317,392	3,910,845
BT Group PLC	2,321,704	12,605,370
Bunzl PLC	93,009	1,313,595
Cable & Wireless PLC	812,307	3,007,580
Cadbury Schweppes PLC	622,915	7,700,242
Capita Group PLC	179,902	2,499,628
Carnival PLC	58,948	2,603,817
Centrica PLC	1,076,207	7,685,493
Cobham PLC	389,130	1,618,919
Compass Group PLC	604,822	3,714,212
Cookson Group PLC	70,937	984,214
Daily Mail & General Trust PLC Class A	78,809	779,287
Diageo PLC	790,128	16,986,551
Drax Group PLC	106,157	1,278,463
DSG International PLC	561,700	1,109,734
Electrocomponents PLC	132,182	548,608
Emap PLC	50,500	924,833
Enterprise Inns PLC	181,455	1,759,065
Experian Group Ltd.	312,707	2,471,224
FirstGroup PLC	127,700	2,071,727
Friends Provident PLC	657,952	2,140,081
G4S PLC	341,407	1,663,333
GKN PLC	214,943	1,206,581
GlaxoSmithKline PLC	1,687,125	42,953,821
Hammerson PLC	96,486	1,968,667
Hays PLC	365,628	840,631
HBOS PLC	1,158,364	16,947,919
Home Retail Group PLC	269,801	1,761,576
HSBC Holdings PLC	3,649,707	61,172,199
IMI PLC	113,846	892,324
Imperial Tobacco Group PLC	207,839	11,220,203
InterContinental Hotels Group PLC	104,875	1,845,475
International Power PLC	425,016	3,836,777
Invensys PLC(a)	259,870	1,174,265
ITV PLC	998,105	1,696,751
J Sainsbury PLC	437,567	3,704,016
Johnson Matthey PLC	61,592	2,306,201
Kesa Electricals PLC	201,789	937,926
Kingfisher PLC	716,661	2,077,108
Ladbrokes PLC	235,019	1,512,257
Land Securities Group PLC	151,700	4,547,729
Legal & General Group PLC	1,869,850	4,861,093
Lloyds TSB Group PLC	1,774,347	16,671,111
LogicaCMG PLC	443,937	1,040,558
London Stock Exchange Group PLC	67,096	2,643,178
Lonmin PLC	45,903	2,826,214
Man Group PLC	515,162	5,834,990
Marks & Spencer Group PLC	513,016	5,718,774
Misys PLC	144,700	532,154
Mitchells & Butlers PLC	105,005	886,257
National Grid PLC	795,919	13,213,532
Next PLC	64,733	2,092,646
Old Mutual PLC	1,643,541	5,483,256
Pearson PLC	230,397	3,357,159
Persimmon PLC	89,833	1,430,573
Provident Financial PLC	37,746	626,268
Prudential PLC	751,572	10,652,084
Punch Taverns PLC	93,811	1,427,629
Rank Group PLC	313,446	569,350

Reckitt Benckiser PLC	183,198	10,626,599
Reed Elsevier PLC	362,569	4,904,154
Reuters Group PLC	388,163	4,921,954
Rexam PLC	195,083	1,625,170
Rio Tinto PLC	316,092	33,455,241
Rolls-Royce Group PLC(a)	565,464	6,145,845
Royal & Sun Alliance Insurance Group PLC	878,520	2,591,695
Royal Bank of Scotland Group PLC	3,102,333	27,419,238
Royal Dutch Shell PLC Class A	1,109,454	46,620,994
Royal Dutch Shell PLC Class B	843,218	35,080,854
SABMiller PLC	252,182	7,108,228
Sage Group PLC	368,800	1,688,507
Schroders PLC	37,029	959,703
Scottish & Newcastle PLC	231,738	3,420,522
Scottish & Southern Energy PLC	250,686	8,173,875
SEGRO PLC	144,234	1,349,427
Severn Trent PLC	70,123	2,130,095
Shire PLC	165,707	3,790,050
Smith & Nephew PLC	278,957	3,220,692
Smiths Group PLC	89,144	1,797,569
Standard Chartered PLC	367,623	13,494,214
Standard Life PLC	668,255	3,362,152
Tate & Lyle PLC	150,535	1,333,465
Taylor Wimpey PLC	339,718	1,374,463
Tesco PLC	2,387,962	22,685,970
3i Group PLC	113,534	2,266,788
Tomkins PLC	189,417	666,442
Trinity Mirror PLC	79,721	553,044
Unilever PLC	397,446	14,952,849
United Business Media PLC	76,592	990,254
United Utilities PLC	229,185	3,448,990
Vodafone Group PLC	16,144,493	60,353,714
W.H. Smith PLC	50,697	328,991
Whitbread PLC	67,537	1,882,148
William Hill PLC	141,118	1,473,370
William Morrison Supermarkets PLC	682,660	4,375,668
Wolseley PLC	199,061	2,940,181
WPP Group PLC	345,193	4,445,803
Xstrata PLC	195,937	13,846,143
Yell Group PLC	243,086	1,940,387

		921,021,520

TOTAL COMMON STOCKS
(Cost: $2,032,656,976)		2,876,646,563

Security	Shares	Value

PREFERRED STOCKS—0.22%

GERMANY—0.22%
Henkel KGaA	53,314	2,995,532
Porsche Automobil Holding SE	1,673	3,389,900

		6,385,432

TOTAL PREFERRED STOCKS
(Cost: $2,761,444)		6,385,432

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.83%

MONEY MARKET FUNDS—2.83%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(c)(d)	71,838,177	71,838,177
BGI Cash Premier Fund LLC
4.90%(c)(d)(e)	10,001,693	10,001,693

		81,839,870

TOTAL SHORT-TERM INVESTMENTS
(Cost: $81,839,870)		81,839,870

TOTAL INVESTMENTS IN SECURITIES—102.56%
(Cost: $2,117,258,290)		2,964,871,865
Other Assets, Less Liabilities—(2.56)%		(74,017,988)

NET ASSETS—100.00%		$2,890,853,877

ADR  -  American Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL 100 INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.68%

AUSTRALIA—1.26%
BHP Billiton Ltd.	348,238	$12,273,623

		12,273,623
BELGIUM—0.61%
Fortis	227,722	5,996,267

		5,996,267
CANADA—0.07%
Nortel Networks Corp.(a)	46,170	700,772

		700,772
FINLAND—1.61%
Nokia OYJ	3,992	154,784
Nokia OYJ SP ADR	404,024	15,510,481

		15,665,265
FRANCE—9.13%
Alcatel-Lucent	240,723	1,742,148
AXA	189,057	7,570,892
BNP Paribas	93,896	10,188,970
Carrefour SA	63,924	4,980,488
France Telecom SA	158,026	5,688,252
L’Oreal SA	24,442	3,501,357
LVMH Moet Hennessy Louis Vuitton SA	26,765	3,235,415
Sanofi-Aventis	107,932	9,938,369
Societe Generale Class A	48,400	7,000,605
Suez SA	134,508	9,158,336
Total SA	248,050	20,610,053
Vivendi SA	120,758	5,540,272

		89,155,157
GERMANY—8.51%
Allianz SE	46,706	10,102,989
BASF AG	50,820	7,534,903
Bayer AG	79,376	7,256,712
Daimler AG Registered	108,658	10,564,418
Deutsche Bank AG	54,692	7,148,642
Deutsche Telekom AG	308,550	6,775,755
E.ON AG	71,874	15,299,090
Siemens AG	94,622	15,059,920
Volkswagen AG	14,762	3,369,072

		83,111,501
ITALY—0.57%
Assicurazioni Generali SpA	123,178	5,582,864

		5,582,864

JAPAN—4.81%
Bridgestone Corp.	72,600	1,291,938
Canon Inc.	123,050	5,727,610
FUJIFILM Holdings Corp.	48,600	2,057,718
Honda Motor Co. Ltd.	169,400	5,686,345
Matsushita Electric Industrial Co. Ltd.	201,000	4,165,197
Nissan Motor Co. Ltd.	218,700	2,407,922
Seven & I Holdings Co. Ltd.	83,820	2,445,985
Sony Corp.	103,200	5,727,431
Toshiba Corp.	287,100	2,151,033
Toyota Motor Corp.	282,600	15,279,094

		46,940,273
NETHERLANDS—2.34%
Aegon NV	130,578	2,308,121
ING Groep NV	230,384	9,010,281
Koninklijke Philips Electronics NV NYS	118,565	5,068,654
Unilever NV	6,690	245,995
Unilever NV NYS	171,236	6,243,265

		22,876,316
SOUTH KOREA—0.81%
Samsung Electronics Co. Ltd. GDR(b)	26,909	7,877,610

		7,877,610
SPAIN—4.41%
Banco Bilbao Vizcaya Argentaria SA	389,293	9,539,219
Banco Santander SA	648,318	14,019,047
Repsol YPF SA	94,785	3,378,590
Telefonica SA	494,890	16,077,368

		43,014,224
SWEDEN—0.30%
Telefonaktiebolaget LM Ericsson AB Class B	62,709	147,283
Telefonaktiebolaget LM Ericsson AB Class B SP ADR	120,556	2,814,983

		2,962,266
SWITZERLAND—5.45%
Credit Suisse Group Registered	103,576	6,230,204
Nestle SA Registered	40,898	18,784,578
Novartis AG Registered	283,140	15,530,622
Swiss Reinsurance Co. Registered	38,236	2,717,031
UBS AG Registered	215,380	9,968,566

		53,231,001
UNITED KINGDOM—14.43%
Anglo American PLC	137,214	8,412,656
AstraZeneca PLC	151,250	6,515,333
Barclays PLC(c)	686,312	6,885,510
BP PLC	1,966,492	24,074,169
Diageo PLC	268,862	5,780,124
GlaxoSmithKline PLC	572,572	14,577,554
HSBC Holdings PLC	1,226,214	20,552,391
Reuters Group PLC	131,250	1,664,266
Royal Dutch Shell PLC Class A	8,663	364,033
Royal Dutch Shell PLC Class A ADR	177,946	14,983,053
Royal Dutch Shell PLC Class B	286,044	11,900,443
Standard Chartered PLC	123,904	4,548,103
Vodafone Group PLC	5,507,194	20,587,801

		140,845,436
UNITED STATES—45.37%
Altria Group Inc.	218,526	16,516,195
American International Group Inc.	262,812	15,321,940

Bristol-Myers Squibb Co.	205,216	5,442,328
Caterpillar Inc.	65,863	4,779,019
Chevron Corp.	219,010	20,440,203
Citigroup Inc.	517,396	15,232,138
Coca-Cola Co. (The)	206,184	12,653,512
Colgate-Palmolive Co.	52,998	4,131,724
Covidien Ltd.	51,601	2,285,408
Dell Inc.(a)	232,562	5,700,095
Dow Chemical Co. (The)	98,010	3,863,554
E.I. du Pont de Nemours and Co.	93,170	4,107,865
EMC Corp.(a)	217,316	4,026,865
Exxon Mobil Corp.	566,522	53,077,446
Ford Motor Co.(a)	220,203	1,481,966
General Electric Co.	1,048,344	38,862,112
General Motors Corp.	58,904	1,466,121
Hewlett-Packard Co.	267,410	13,498,857
Intel Corp.	606,936	16,180,914
International Business Machines Corp.	142,538	15,408,358
Johnson & Johnson	296,692	19,789,356
JPMorgan Chase & Co.	348,480	15,211,152
Kimberly-Clark Corp.	43,802	3,037,231
McDonald’s Corp.	122,936	7,242,160
Merck & Co. Inc.	225,786	13,120,424
Microsoft Corp.	834,658	29,713,825
Morgan Stanley	109,868	5,835,090
News Corp. Class A	240,306	4,923,870
Nike Inc. Class B	39,446	2,534,011
PepsiCo Inc.	166,980	12,673,782
Pfizer Inc.	708,092	16,094,931
Procter & Gamble Co. (The)	322,102	23,648,729
Texas Instruments Inc.	145,442	4,857,763
3M Co.	74,052	6,244,065
Tyco Electronics Ltd.	51,601	1,915,945
Tyco International Ltd.	51,601	2,045,980
United Technologies Corp.	102,608	7,853,616
Wal-Mart Stores Inc.	244,904	11,640,287

		442,858,837

TOTAL COMMON STOCKS
(Cost: $813,901,836)		973,091,412

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.77%

MONEY MARKET FUNDS—1.77%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(c)(d)	17,263,610	17,263,610

		17,263,610

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,263,610)		17,263,610

TOTAL INVESTMENTS IN SECURITIES—101.45%
(Cost: $831,165,446)		990,355,022
Other Assets, Less Liabilities—(1.45)%		(14,192,144)

NET ASSETS—100.00%		$976,162,878

ADR  -  American Depositary Receipts

GDR  -  Global Depositary Receipts

NYS  -  New York Registered Shares

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.47%

AUSTRALIA—0.81%
Aristocrat Leisure Ltd.	4,388	$43,345
Crown Ltd.(a)	3,630	42,870
John Fairfax Holdings Ltd.	14,222	58,442
Tabcorp Holdings Ltd.	5,900	76,568

		221,225
CANADA—1.90%
Canadian Tire Corp. Ltd. Class A	755	56,762
Gildan Activewear Inc.(a)	1,100	45,629
Magna International Inc. Class A	1,211	98,382
Shaw Communications Inc. Class B	3,788	90,732
Thomson Corp.	1,844	75,277
Tim Hortons Inc.	2,155	80,003
Yellow Pages Income Fund	5,100	71,827

		518,612
FRANCE—8.80%
Accor SA	2,355	188,339
Christian Dior SA	555	72,948
Compagnie Generale des Etablissements Michelin Class B	1,644	188,683
Hermes International	844	106,664
Lagardere SCA	1,233	92,461
LVMH Moet Hennessy Louis Vuitton SA	2,855	345,119
PPR SA	811	130,430
PSA Peugeot Citroen SA	1,677	127,129
Publicis Groupe SA	1,600	62,646
Renault SA	2,177	308,771
Societe Television Francaise 1	1,255	33,578
Sodexho Alliance SA	1,133	69,573
Thomson	3,244	46,148
Valeo SA	1,002	41,312
Vivendi SA	12,966	594,869

		2,408,670
GERMANY—8.32%
Adidas AG	2,377	178,144
Bayerische Motoren Werke AG	3,544	219,437
Continental AG	1,944	252,930
Daimler AG Registered	11,866	1,153,688
Puma AG	77	30,734
TUI AG(a)	2,655	74,258
Volkswagen AG	1,610	367,444

		2,276,635

HONG KONG—1.03%
Esprit Holdings Ltd.	13,500	200,836
Li & Fung Ltd.	20,000	80,796

		281,632
ITALY—1.43%
Fiat SpA	8,170	211,426
Luxottica Group SpA	1,766	56,132
Mediaset SpA	9,844	99,380
Seat Pagine Gialle SpA	63,360	25,058

		391,996
JAPAN—17.01%
Bridgestone Corp.	7,300	129,906
Daiwa House Industry Co. Ltd.	10,000	129,168
Denso Corp.	5,500	225,485
Dentsu Inc.	24	63,590
Honda Motor Co. Ltd.	17,000	570,649
Marui Group Co. Ltd.	3,300	32,582
Matsushita Electric Industrial Co. Ltd.	22,000	455,892
Nippon Television Network Corp.	120	16,102
Nissan Motor Co. Ltd.	23,300	256,537
NOK Corp.	1,200	25,511
Pioneer Corp.	2,400	21,698
SANYO Electric Co. Ltd.(a)	24,000	33,084
Sekisui House Ltd.	7,000	75,693
Sharp Corp.	10,000	179,922
Sony Corp.	11,100	616,032
Suzuki Motor Corp.	3,600	108,598
Toyota Industries Corp.	2,200	89,997
Toyota Motor Corp.	30,000	1,621,985

		4,652,431
MEXICO—0.40%
Grupo Televisa SA Series CPO(b)	23,200	110,725

		110,725
NETHERLANDS—0.88%
Reed Elsevier NV	6,922	138,142
Wolters Kluwer NV	3,155	103,695

		241,837
SOUTH KOREA—0.93%
Hyundai Motor Co. Ltd. Class A GDR(a)(c)	6,665	254,136

		254,136
SPAIN—0.52%
Industria de Diseno Textil SA	2,311	141,977

		141,977
SWEDEN—1.76%
Electrolux AB Class B	4,045	67,905
Hennes & Mauritz AB Class B	6,800	414,005

		481,910
SWITZERLAND—1.77%
Compagnie Financiere Richemont AG Class A	5,688	390,370
Swatch Group AG (The) Class B	310	93,439

		483,809

UNITED KINGDOM—9.06%
Aegis Group PLC	12,511	29,138
British Sky Broadcasting Group PLC	13,170	162,278
Carnival PLC	2,130	94,085
Compass Group PLC	23,630	145,112
Daily Mail & General Trust PLC Class A	3,434	33,956
DSG International PLC	19,960	39,434
Emap PLC	2,811	51,479
Enterprise Inns PLC	6,910	66,987
GKN PLC	10,878	61,064
Home Retail Group PLC	10,200	66,598
InterContinental Hotels Group PLC	3,980	70,036
ITV PLC	39,140	66,537
Kesa Electricals PLC	5,790	26,912
Kingfisher PLC	25,940	75,182
Ladbrokes PLC	8,710	56,046
Marks & Spencer Group PLC	19,450	216,816
Next PLC	2,530	81,788
Pearson PLC	9,470	137,989
Persimmon PLC	3,916	62,362
Punch Taverns PLC	3,654	55,607
Reed Elsevier PLC	14,950	202,216
Reuters Group PLC	14,870	188,553
Taylor Wimpey PLC	3,540	14,322
Trinity Mirror PLC	3,080	21,367
United Business Media PLC	3,292	42,562
W.H. Smith PLC	2,505	16,256
Whitbread PLC	2,798	77,976
William Hill PLC	5,130	53,561
WPP Group PLC	14,760	190,097
Yell Group PLC	9,060	72,320

		2,478,636
UNITED STATES—44.85%
Abercrombie & Fitch Co. Class A	988	79,010
Amazon.com Inc.(a)	3,444	319,052
Apollo Group Inc. Class A(a)	1,600	112,240
AutoNation Inc.(a)	830	12,998
AutoZone Inc.(a)	477	57,197
Bed Bath & Beyond Inc.(a)	3,255	95,664
Best Buy Co. Inc.	3,988	209,968
Big Lots Inc.(a)(b)	1,197	19,140
Black & Decker Corp. (The)	766	53,352
Brunswick Corp.	1,244	21,210
Carnival Corp.	5,055	224,897
CBS Corp. Class B	7,433	202,549
Centex Corp.	980	24,755
Circuit City Stores Inc.	1,650	6,930
Clear Channel Communications Inc.	5,544	191,379
Coach Inc.(a)	4,233	129,445
Comcast Corp. Class A(a)	34,710	633,805
D.R. Horton Inc.	3,555	46,819
Darden Restaurants Inc.	1,711	47,412
Dillard’s Inc. Class A	722	13,559
DIRECTV Group Inc. (The)(a)	8,000	184,960
E.W. Scripps Co. Class A	922	41,499
Eastman Kodak Co.	3,355	73,374
Expedia Inc.(a)	2,200	69,564
Family Dollar Stores Inc.	1,644	31,614
Ford Motor Co.(a)	23,811	160,248
Fortune Brands Inc.	1,711	123,808

GameStop Corp. Class A(a)	1,310	81,364
Gannett Co. Inc.	2,030	79,170
Gap Inc. (The)	5,622	119,636
General Motors Corp.	6,411	159,570
Genuine Parts Co.	2,055	95,147
Goodyear Tire & Rubber Co. (The)(a)	2,444	68,970
H&R Block Inc.	3,800	70,566
Harley-Davidson Inc.	2,955	138,028
Harman International Industries Inc.	733	54,029
Harrah’s Entertainment Inc.	2,155	191,256
Hasbro Inc.	1,677	42,898
Home Depot Inc.	18,850	507,819
IAC/InterActiveCorp(a)	2,133	57,420
International Game Technology Inc.	3,911	171,810
Interpublic Group of Companies Inc. (The)(a)	5,455	44,240
J.C. Penney Co. Inc.	2,533	111,427
Johnson Controls Inc.	6,888	248,244
Jones Apparel Group Inc.	270	4,317
KB Home	1,100	23,760
Kohl’s Corp.(a)	3,622	165,888
Leggett & Platt Inc.	2,122	37,008
Lennar Corp. Class A	1,020	18,248
Limited Brands Inc.	3,611	68,356
Liz Claiborne Inc.	1,300	26,455
Lowe’s Companies Inc.	16,450	372,099
Macy’s Inc.	4,922	127,332
Marriott International Inc. Class A	3,723	127,252
Mattel Inc.	4,300	81,872
McDonald’s Corp.	13,488	794,578
McGraw-Hill Companies Inc. (The)	3,700	162,097
Meredith Corp.	85	4,673
New York Times Co. (The) Class A	1,388	24,332
Newell Rubbermaid Inc.	3,188	82,505
News Corp. Class A	25,977	532,269
Nike Inc. Class B	4,288	275,461
Nordstrom Inc.	2,255	82,826
Office Depot Inc.(a)	1,166	16,219
OfficeMax Inc.	680	14,049
Omnicom Group Inc.	3,722	176,907
Polo Ralph Lauren Corp.	733	45,292
Pulte Homes Inc.	1,470	15,494
RadioShack Corp.	1,488	25,088
Sears Holdings Corp.(a)(b)	866	88,375
Sherwin-Williams Co. (The)	1,100	63,844
Snap-On Inc.	700	33,768
Stanley Works (The)	911	44,165
Staples Inc.	8,000	184,560
Starbucks Corp.(a)	8,581	175,653
Starwood Hotels & Resorts Worldwide Inc.	2,377	104,659
Target Corp.	9,500	475,000
Tiffany & Co.	1,444	66,467
Time Warner Inc.	40,530	669,150
TJX Companies Inc. (The)	4,900	140,777
VF Corp.	977	67,081
Viacom Inc. Class B(a)	7,490	328,961
Walt Disney Co. (The)	21,560	695,957
Washington Post Co. (The) Class B	20	15,829
Wendy’s International Inc.	1,185	30,620
Whirlpool Corp.	911	74,365
Wyndham Worldwide Corp.	2,088	49,193
Yum! Brands Inc.	5,944	227,477

		12,268,320

TOTAL COMMON STOCKS
(Cost: $25,952,357)		27,212,551

Security	Shares	Value

PREFERRED STOCKS—0.34%

GERMANY—0.34%
Porsche Automobil Holding SE	46	93,207

		93,207

TOTAL PREFERRED STOCKS
(Cost: $56,669)		93,207

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.16%

MONEY MARKET FUNDS—2.16%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(d)(e)	432,250	432,250
BGI Cash Premier Fund LLC
4.90%(d)(e)(f)	157,550	157,550

		589,800

TOTAL SHORT-TERM INVESTMENTS
(Cost: $589,800)		589,800

TOTAL INVESTMENTS IN SECURITIES—101.97%
(Cost: $26,598,826)		27,895,558
Other Assets, Less Liabilities—(1.97)%		(538,739)

NET ASSETS—100.00%		$27,356,819

GDR  -  Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—98.87%

AUSTRALIA—2.89%
Foster’s Group Ltd.	142,146	$817,514
Wesfarmers Ltd.	49,041	1,743,948
Woolworths Ltd.	83,857	2,502,705

		5,064,167
BELGIUM—1.04%
Delhaize Group	7,239	637,144
InBev	14,177	1,181,467

		1,818,611
CANADA—0.75%
George Weston Ltd.	4,113	225,664
Loblaw Companies Ltd.	8,568	294,903
Shoppers Drug Mart Corp.	14,805	798,940

		1,319,507
CHILE—0.06%
Distribucion y Servicio D&S SA ADR	3,366	102,023

		102,023
FRANCE—6.20%
Carrefour SA	43,626	3,399,017
Casino Guichard-Perrachon SA	3,535	384,473
Groupe Danone	36,418	3,269,239
L’Oreal SA	16,298	2,334,716
Pernod Ricard SA	6,337	1,464,798

		10,852,243
GERMANY—0.33%
METRO AG	6,836	574,088

		574,088
JAPAN—4.55%
AEON Co. Ltd.	39,200	574,763
Ajinomoto Co. Inc.	23,000	261,675
Asahi Breweries Ltd.	34,200	579,210
Japan Tobacco Inc.	305	1,823,748
Kao Corp.	28,000	842,143
Kirin Holdings Co. Ltd.	60,000	881,350
Nippon Meat Packers Inc.	9,000	90,794
Nissin Food Products Co. Ltd.(a)	6,000	193,886
Seven & I Holdings Co. Ltd.	63,700	1,858,855
Shiseido Co. Ltd.	19,000	449,850
Uni-Charm Corp.	2,400	151,887
Yakult Honsha Co. Ltd.	11,400	263,787

		7,971,948

MEXICO—0.94%
Fomento Economico Mexicano SAB de CV BD Units(a)	146,600	560,111
Grupo Modelo SAB de CV Series C	45,600	215,167
Kimberly-Clark de Mexico SA de CV Class A	36,100	158,268
Wal-Mart de Mexico SAB de CV Series V	208,100	718,625

		1,652,171
NETHERLANDS—3.85%
Heineken NV	16,654	1,076,712
Koninklijke Ahold NV(b)	90,105	1,255,463
Unilever NV	120,032	4,413,644

		6,745,819
SOUTH KOREA—0.52%
KT&G Corp. Class A GDR(b)(c)	20,202	909,090

		909,090
SPAIN—0.74%
Altadis SA	17,755	1,290,407

		1,290,407
SWEDEN—0.25%
Swedish Match AB	17,866	427,079

		427,079
SWITZERLAND—7.35%
Nestle SA Registered	28,009	12,864,620

		12,864,620
UNITED KINGDOM—16.38%
Associated British Foods PLC	28,474	509,840
British American Tobacco PLC	101,143	3,956,238
Cadbury Schweppes PLC	151,550	1,873,404
Diageo PLC	184,988	3,976,961
Imperial Tobacco Group PLC	47,271	2,551,928
J Sainsbury PLC	103,278	874,251
Reckitt Benckiser PLC	42,009	2,436,778
SABMiller PLC	58,819	1,657,925
Scottish & Newcastle PLC	57,296	845,706
Tate & Lyle PLC	20,272	179,573
Tesco PLC	556,429	5,286,153
Unilever PLC	91,810	3,454,107
William Morrison Supermarkets PLC	168,685	1,081,226

		28,684,090
UNITED STATES—53.02%
Altria Group Inc.	147,419	11,141,928
Anheuser-Busch Companies Inc.	52,034	2,723,460
Archer-Daniels-Midland Co.	45,977	2,134,712
Avon Products Inc.	30,246	1,195,624
Brown-Forman Corp. Class B	6,272	464,818
Campbell Soup Co.	16,250	580,613
Clorox Co. (The)	10,364	675,422
Coca-Cola Co. (The)	138,377	8,492,197
Coca-Cola Enterprises Inc.	20,612	536,530
Colgate-Palmolive Co.	35,743	2,786,524
ConAgra Foods Inc.	35,978	855,917
Constellation Brands Inc. Class A(b)	15,411	364,316
Costco Wholesale Corp.	30,978	2,161,025

CVS Caremark Corp.	104,113	4,138,492
Dean Foods Co.	4,166	107,733
Estee Lauder Companies Inc. (The) Class A	8,353	364,274
General Mills Inc.	23,658	1,348,506
H.J. Heinz Co.	22,583	1,054,174
Hershey Co. (The)	12,880	507,472
Kellogg Co.	18,328	960,937
Kimberly-Clark Corp.	29,932	2,075,485
Kraft Foods Inc.	110,376	3,601,569
Kroger Co. (The)	49,280	1,316,269
McCormick & Co. Inc. NVS	10,607	402,111
Molson Coors Brewing Co. Class B	9,204	475,110
Pepsi Bottling Group Inc.	9,707	383,038
PepsiCo Inc.	112,465	8,536,094
Procter & Gamble Co. (The)	218,513	16,043,224
Reynolds American Inc.	12,214	805,635
Safeway Inc.	31,499	1,077,581
Sara Lee Corp.	53,095	852,706
SUPERVALU Inc.	15,195	570,116
Sysco Corp.	42,952	1,340,532
Tyson Foods Inc. Class A	19,899	305,052
UST Inc.	11,558	633,378
Walgreen Co.	70,000	2,665,600
Wal-Mart Stores Inc.	166,712	7,923,821
Whole Foods Market Inc.	10,024	408,979
Wm. Wrigley Jr. Co.	13,836	810,098

		92,821,072

TOTAL COMMON STOCKS
(Cost: $164,994,507)		173,096,935

Security	Shares	Value

PREFERRED STOCKS—0.86%

BRAZIL—0.46%
Companhia de Bebidas das Americas ADR	11,368	807,469

		807,469
GERMANY—0.40%
Henkel KgaA	12,554	705,367

		705,367

TOTAL PREFERRED STOCKS
(Cost: $1,390,473)		1,512,836

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.70%

MONEY MARKET FUNDS—0.70%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(d)(e)	1,117,118	1,117,118
BGI Cash Premier Fund LLC 4.90%(d)(e)(f)	99,015	99,015

		1,216,133

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,216,133)	1,216,133

TOTAL INVESTMENTS IN SECURITIES—100.43%
(Cost: $167,601,113)	175,825,904
Other Assets, Less Liabilities—(0.43)%	(746,343)

NET ASSETS—100.00%	$175,079,561

ADR  -  American Depositary Receipts

GDR  -  Global Depositary Receipts

NVS  -  Non-Voting Shares

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—97.39%

ARGENTINA—0.36%
Tenaris SA ADR	85,749	$3,835,553

		3,835,553
AUSTRALIA—1.11%
Origin Energy Ltd.	307,834	2,392,099
Santos Ltd.	200,256	2,482,787
Woodside Petroleum Ltd.	156,152	6,908,936

		11,783,822
AUSTRIA—0.38%
OMV AG	49,321	3,996,323

		3,996,323
CANADA—10.23%
Cameco Corp.	123,521	4,952,354
Canadian Natural Resources Ltd.	184,761	13,587,267
Canadian Oil Sands Trust	167,029	6,551,186
Enbridge Inc.	124,117	5,031,583
EnCana Corp.	255,834	17,497,133
Enerplus Resources Fund	49,021	1,980,310
Husky Energy Inc.	86,199	3,894,436
Imperial Oil Ltd.	94,168	5,211,466
Nexen Inc.	185,207	6,023,755
Penn West Energy Trust	88,059	2,305,532
Petro-Canada	170,158	9,180,722
Suncor Energy Inc.	158,537	17,333,935
Talisman Energy Inc.	356,408	6,641,008
TransCanada Corp.	177,759	7,301,636
Uranium One Inc.(a)	70,000	626,273

		108,118,596
CHINA—1.90%
CNOOC Ltd.	5,066,000	8,628,066
PetroChina Co. Ltd. ADR	65,393	11,474,510

		20,102,576
FRANCE—6.55%
Technip SA	35,842	2,855,952
Total SA	798,045	66,308,203

		69,164,155
ITALY—3.23%
Eni SpA	837,977	30,690,365
Saipem SpA	86,271	3,459,815

		34,150,180

JAPAN—0.42%
Nippon Oil Corp.	447,000	3,637,139
TonenGeneral Sekiyu K.K.	81,000	799,740

		4,436,879
NORWAY—1.20%
StatoilHydro ASA SP ADR	414,000	12,635,280

		12,635,280
SPAIN—1.06%
Repsol YPF SA	156,462	5,577,053
Repsol YPF SA SP ADR	157,617	5,615,894

		11,192,947
UNITED KINGDOM—18.27%
BG Group PLC	1,134,934	25,980,796
BP PLC	6,365,579	77,928,628
Royal Dutch Shell PLC Class A	1,204,070	50,596,907
Royal Dutch Shell PLC Class B	925,590	38,507,821

		193,014,152
UNITED STATES—52.68%
Anadarko Petroleum Corp.	159,728	10,492,533
Apache Corp.	111,901	12,033,834
Baker Hughes Inc.	107,281	8,700,489
BJ Services Co.	101,767	2,468,867
Chesapeake Energy Corp.	153,172	6,004,342
Chevron Corp.	705,219	65,818,089
ConocoPhillips	535,657	47,298,513
CONSOL Energy Inc.	63,623	4,550,317
Devon Energy Corp.	150,791	13,406,828
El Paso Corp.	243,019	4,189,648
ENSCO International Inc.	49,021	2,922,632
EOG Resources Inc.	84,483	7,540,108
Exxon Mobil Corp.	1,831,063	171,552,292
Halliburton Co.	296,809	11,252,029
Hess Corp.	95,658	9,648,066
Marathon Oil Corp.	239,594	14,581,691
Murphy Oil Corp.	65,113	5,524,187
Nabors Industries Ltd.(a)	94,764	2,595,586
National Oilwell Varco Inc.(a)	118,905	8,734,761
Noble Corp.	88,954	5,026,791
Noble Energy Inc.	58,557	4,656,453
Occidental Petroleum Corp.	277,439	21,360,029
Peabody Energy Corp.	92,082	5,675,934
Range Resources Corp.	44,700	2,295,792
Rowan Companies Inc.	37,959	1,497,862
Schlumberger Ltd.	400,365	39,383,905
Smith International Inc.	66,307	4,896,772
Spectra Energy Corp.	214,264	5,532,296
Sunoco Inc.	42,614	3,086,958
Tesoro Corp.	46,637	2,224,585
Transocean Inc.	105,790	15,143,838
Valero Energy Corp.	186,251	13,043,158
Weatherford International Ltd.(a)	112,497	7,717,294
Williams Companies Inc. (The)	203,386	7,277,151
XTO Energy Inc.	164,496	8,448,515

		556,582,145

TOTAL COMMON STOCKS
(Cost: $776,050,217)		1,029,012,608

Security	Shares	Value

PREFERRED STOCKS—2.44%

BRAZIL—2.44%
Petroleo Brasileiro SA SP ADR	267,902	25,777,530

		25,777,530

TOTAL PREFERRED STOCKS
(Cost: $10,319,586)		25,777,530

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.00%

MONEY MARKET FUNDS—2.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(b)(c)	21,094,595	21,094,595

		21,094,595

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,094,595)		21,094,595

TOTAL INVESTMENTS IN SECURITIES—101.83%
(Cost: $807,464,398)		1,075,884,733
Other Assets, Less Liabilities—(1.83)%		(19,357,262)

NET ASSETS—100.00%		$1,056,527,471

ADR - American Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—98.65%

AUSTRALIA—6.12%
AMP Ltd.	71,797	$627,261
ASX Ltd.	5,671	301,255
Australia and New Zealand Banking Group Ltd.	66,429	1,601,687
AXA Asia Pacific Holdings Ltd.	42,273	273,929
Babcock & Brown Ltd.	9,455	225,398
Commonwealth Bank of Australia	49,875	2,588,151
Goodman Group	50,752	217,912
GPT Group	72,285	256,418
Insurance Australia Group Ltd.	79,605	287,976
Lend Lease Corp. Ltd.	14,762	224,239
Macquarie Group Ltd.	10,248	685,667
Mirvac Group	40,016	210,816
National Australia Bank Ltd.	60,695	2,013,952
QBE Insurance Group Ltd.	32,452	950,006
St. George Bank Ltd.	21,655	600,658
Stockland(a)	52,521	388,297
Suncorp-Metway Ltd.	36,051	535,596
Westfield Group	62,098	1,145,028
Westpac Banking Corp.	70,699	1,733,197

		14,867,443
AUSTRIA—0.20%
Erste Bank der Oesterreichischen Sparkassen AG	6,832	484,453

		484,453
BELGIUM—1.87%
Dexia SA	28,975	729,913
Fortis	85,461	2,250,318
Groupe Bruxelles Lambert SA	3,294	423,181
KBC Group NV	8,113	1,141,087

		4,544,499
BRAZIL—0.26%
Unibanco - Uniao de Bancos Brasileiros SA GDR	4,514	630,335

		630,335
CANADA—5.16%
Bank of Montreal	17,202	981,801
Bank of Nova Scotia	37,149	1,892,550
Brookfield Asset Management Inc. Class A	17,812	639,785
Canadian Imperial Bank of Commerce	11,773	841,568
Manulife Financial Corp.	57,401	2,359,551
National Bank of Canada	5,490	290,868
Royal Bank of Canada	47,275	2,430,451
Sun Life Financial Inc.	21,167	1,194,806
Toronto-Dominion Bank (The)	26,779	1,885,749

		12,517,129

CHILE—0.10%
Banco de Chile ADR	1,303	61,085
Banco Santander Chile SA ADR	3,662	186,725

		247,810
CHINA—1.62%
China Construction Bank Class H	1,342,000	1,137,638
China Life Insurance Co. Ltd. Class H	305,000	1,578,315
Industrial and Commercial Bank of China Class H	1,708,000	1,226,665

		3,942,618
DENMARK—0.29%
Danske Bank A/S	17,995	704,797

		704,797
FINLAND—0.15%
Sampo OYJ Class A	13,908	367,642

		367,642
FRANCE—4.31%
AXA	68,259	2,733,469
BNP Paribas	33,794	3,667,100
Credit Agricole SA	25,376	855,920
Societe Generale Class A	17,629	2,549,869
Unibail-Rodamco	2,989	655,161

		10,461,519
GERMANY—4.51%
Allianz SE	16,958	3,668,190
Commerzbank AG	25,071	962,562
Deutsche Bank AG	20,130	2,631,137
Deutsche Boerse AG	8,174	1,622,321
Hypo Real Estate Holding AG	8,052	424,985
Muenchener Rueckversicherungs-Gesellschaft AG	8,418	1,636,164

		10,945,359
GREECE—0.74%
National Bank of Greece SA ADR	130,170	1,795,044

		1,795,044
HONG KONG—2.10%
BOC Hong Kong Holdings Ltd.	183,000	512,806
Cheung Kong (Holdings) Ltd.	61,000	1,128,094
Hang Seng Bank Ltd.	36,600	755,244
Hong Kong Exchanges and Clearing Ltd.	34,500	978,711
Sun Hung Kai Properties Ltd.	61,000	1,295,509
Swire Pacific Ltd. Class A	30,500	420,493

		5,090,857
IRELAND—0.77%
Allied Irish Banks PLC	34,549	792,539
Anglo Irish Bank Corp. PLC	28,975	463,450
Bank of Ireland	40,382	601,741

		1,857,730
ITALY—4.72%
Alleanza Assicurazioni SpA	21,045	273,535
Assicurazioni Generali SpA	45,811	2,076,317
Banca Monte dei Paschi di Siena SpA(a)	52,887	284,744
Banca Popolare di Milano Scrl	18,788	256,011
Banco Popolare SpA(b)	23,729	525,946
Intesa Sanpaolo SpA	354,349	2,802,791

Mediobanca SpA	17,507	361,417
Mediolanum SpA	13,176	105,856
UniCredito Italiano SpA	495,808	4,117,410
Unione di Banche Italiane ScpA	23,302	640,832

		11,444,859
JAPAN—6.60%
Acom Co. Ltd.	5,490	112,292
Credit Saison Co. Ltd.	7,600	208,173
Daiwa Securities Group Inc.	61,000	554,769
Millea Holdings Inc.	30,400	1,025,896
Mitsubishi Estate Co. Ltd.	50,000	1,206,194
Mitsubishi UFJ Financial Group Inc.	384,300	3,601,684
Mitsui Fudosan Co. Ltd.	33,000	717,809
Mitsui Sumitomo Insurance Co. Ltd.	61,000	594,083
Mizuho Financial Group Inc.	427	2,041,069
Nipponkoa Insurance Co. Ltd.	4,000	36,414
Nomura Holdings Inc.	73,200	1,241,678
ORIX Corp.	1,830	312,713
Promise Co. Ltd.	4,200	104,516
Shinsei Bank Ltd.	61,000	222,781
Sompo Japan Insurance Inc.	38,000	343,893
Sumitomo Mitsui Financial Group Inc.	305	2,285,145
Sumitomo Realty & Development Co. Ltd.	15,000	371,257
Sumitomo Trust and Banking Co. Ltd. (The)	61,000	408,432
T&D Holdings Inc.	9,150	472,591
Takefuji Corp.	6,710	163,073

		16,024,462
NETHERLANDS—1.68%
Aegon NV	47,214	834,563
ING Groep NV	83,204	3,254,095

		4,088,658
NORWAY—0.17%
DnB NOR ASA	26,352	402,813

		402,813
PORTUGAL—0.34%
Banco Comercial Portugues SA Class R	138,287	590,373
Banco Espirito Santo SA	10,919	239,462

		829,835
SINGAPORE—1.00%
DBS Group Holdings Ltd.	61,000	877,210
Oversea-Chinese Banking Corp.	122,000	702,616
United Overseas Bank Ltd.	61,000	843,308

		2,423,134
SOUTH KOREA—0.64%
Kookmin Bank SP ADR(b)	21,099	1,546,979

		1,546,979
SPAIN—4.14%
Banco Bilbao Vizcaya Argentaria SA	138,348	3,390,073
Banco Popular Espanol SA	45,994	786,773
Banco Sabadell SA(a)	41,236	446,742
Banco Santander SA	239,486	5,178,578
Bankinter SA	13,420	246,240

		10,048,406
SWEDEN—1.32%
Investor AB Class B	17,568	399,569
Nordea Bank AB	80,459	1,344,469

Skandinaviska Enskilda Banken AB Class A	19,459	498,277
Svenska Handelsbanken AB Class A	16,775	537,261
Swedbank AB Class A	15,189	430,064

		3,209,640
SWITZERLAND—3.90%
Baloise Holding Registered	1,952	192,243
Credit Suisse Group Registered	36,783	2,212,536
Julius Baer Holding AG Registered	7,930	655,609
Swiss Life Holding Registered(b)	1,281	320,208
Swiss Reinsurance Co. Registered	13,725	975,292
UBS AG Registered	76,128	3,523,479
Zurich Financial Services AG Registered	5,429	1,594,438

		9,473,805
UNITED KINGDOM—10.97%
Alliance & Leicester PLC	18,117	233,693
Aviva PLC	99,674	1,335,306
Barclays PLC(c)	247,538	2,483,456
British Land Co. PLC	19,276	362,604
Friends Provident PLC	91,744	298,410
Hammerson PLC	10,675	217,809
HBOS PLC	140,361	2,053,609
HSBC Holdings PLC	439,017	7,358,299
Land Securities Group PLC	17,263	517,518
Legal & General Group PLC	251,137	652,887
Lloyds TSB Group PLC	213,256	2,003,675
London Stock Exchange Group PLC	8,174	322,006
Man Group PLC	64,111	726,154
Old Mutual PLC	204,899	683,593
Provident Financial PLC	6,100	101,209
Prudential PLC	92,171	1,306,346
Royal Bank of Scotland Group PLC	377,163	3,333,466
Schroders PLC	6,685	173,259
SEGRO PLC	17,008	159,124
Standard Chartered PLC	43,249	1,587,526
Standard Life PLC	82,594	415,550
3i Group PLC	15,372	306,913

		26,632,412
UNITED STATES—34.97%
ACE Ltd.	12,322	761,253
Aflac Inc.	19,215	1,203,435
Allstate Corp. (The)	21,777	1,137,413
Ambac Financial Group Inc.	4,819	124,186
American Capital Strategies Ltd.(a)	7,686	253,331
American Express Co.	41,419	2,154,616
American International Group Inc.	95,160	5,547,828
Ameriprise Financial Inc.	8,967	494,171
Aon Corp.	11,285	538,182
Apartment Investment and Management Co. Class A	3,233	112,282
Assurant Inc.	6,185	413,776
AvalonBay Communities Inc.	2,684	252,672
Bank of America Corp.	165,676	6,835,792
Bank of New York Mellon Corp. (The)	43,432	2,117,744
BB&T Corp.	20,191	619,258
Bear Stearns Companies Inc. (The)	4,697	414,510
Boston Properties Inc.	4,026	369,627
Capital One Financial Corp.	15,006	709,184
CB Richard Ellis Group Inc. Class A(b)	7,259	156,431
Charles Schwab Corp. (The)	36,783	939,806
Chubb Corp.	14,030	765,757
Cincinnati Financial Corp.	6,649	262,901

CIT Group Inc.	8,967	215,477
Citigroup Inc.	188,002	5,534,779
CME Group Inc.	2,074	1,422,764
Comerica Inc.	6,161	268,188
Commerce Bancorp Inc.	7,076	269,879
Countrywide Financial Corp.	23,363	208,865
Developers Diversified Realty Corp.	4,209	161,163
Discover Financial Services LLC	17,995	271,365
E*TRADE Financial Corp.(a)(b)	19,459	69,079
Equity Residential	9,272	338,150
Federal Home Loan Mortgage Corp.	25,193	858,326
Federal National Mortgage Association	36,844	1,473,023
Federated Investors Inc. Class B	4,026	165,710
Fifth Third Bancorp	20,191	507,400
First Horizon National Corp.	7,259	131,751
Franklin Resources Inc.	5,673	649,161
General Growth Properties Inc.	8,540	351,677
Genworth Financial Inc. Class A	17,751	451,763
Goldman Sachs Group Inc. (The)	14,884	3,200,804
Hartford Financial Services Group Inc. (The)	11,407	994,576
Host Hotels & Resorts Inc.	17,934	305,595
Hudson City Bancorp Inc.	17,995	270,285
Huntington Bancshares Inc.	16,409	242,197
IntercontinentalExchange Inc.(b)	2,623	504,927
Janus Capital Group Inc.	7,259	238,458
JPMorgan Chase & Co.	125,477	5,477,071
KeyCorp	15,616	366,195
Kimco Realty Corp.	8,601	313,076
Legg Mason Inc.	5,185	379,283
Lehman Brothers Holdings Inc.	19,947	1,305,332
Leucadia National Corp.	5,795	272,944
Lincoln National Corp.	9,882	575,330
Loews Corp.	16,775	844,453
M&T Bank Corp.	2,989	243,813
Marsh & McLennan Companies Inc.	19,703	521,538
Marshall & Ilsley Corp.	9,943	263,291
Merrill Lynch & Co. Inc.	32,513	1,745,298
MetLife Inc.	26,779	1,650,122
MGIC Investment Corp.	3,721	83,462
Moody’s Corp.	8,784	313,589
Morgan Stanley	40,016	2,125,250
National City Corp.	26,108	429,738
Northern Trust Corp.	6,954	532,537
NYSE Euronext Inc.	10,004	878,051
Plum Creek Timber Co. Inc.	6,588	303,312
PNC Financial Services Group Inc. (The)	12,444	816,949
Principal Financial Group Inc.	10,614	730,668
Progressive Corp. (The)	26,352	504,904
ProLogis	8,906	564,462
Prudential Financial Inc.	17,080	1,589,123
Public Storage	4,148	304,505
Regions Financial Corp.	26,596	628,995
Safeco Corp.	3,843	213,978
Simon Property Group Inc.	7,808	678,203
SLM Corp.	19,581	394,361
Sovereign Bancorp Inc.	17,202	196,103
State Street Corp.	14,579	1,183,815
SunTrust Banks Inc.	12,505	781,437
T. Rowe Price Group Inc.	9,333	568,193
Torchmark Corp.	3,660	221,540
Travelers Companies Inc. (The)	24,278	1,306,156
U.S. Bancorp	62,830	1,994,224
Unum Group	13,420	319,262
Vornado Realty Trust	4,697	413,101

Wachovia Corp.	73,322	2,788,436
Washington Mutual Inc.	35,197	479,031
Wells Fargo & Co.	122,915	3,710,804
XL Capital Ltd. Class A	7,137	359,062
Zions Bancorporation	4,758	222,151

		84,882,665

TOTAL COMMON STOCKS
(Cost: $233,408,076)		239,464,903

Security	Shares	Value

PREFERRED STOCKS—0.99%

BRAZIL—0.99%
Banco Bradesco SA SP ADR	39,833	1,274,656
Banco Itau Holding Financiera SA ADR	44,042	1,138,926

		2,413,582

TOTAL PREFERRED STOCKS
(Cost: $1,234,840)		2,413,582

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.15%

MONEY MARKET FUNDS—3.15%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(c)(d)	6,797,147	6,797,147
BGI Cash Premier Fund LLC
4.90%(c)(d)(e)	850,510	850,510

		7,647,657

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,647,657)		7,647,657

TOTAL INVESTMENTS IN SECURITIES—102.79%
(Cost: $242,290,573)		249,526,142
Other Assets, Less Liabilities—(2.79)%		(6,775,062)

NET ASSETS—100.00%		$242,751,080

ADR  -  American Depositary Receipts

GDR  -  Global Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.74%

AUSTRALIA—0.74%
CSL Ltd.	163,782	$5,228,887

		5,228,887
BELGIUM—0.29%
AGFA-Gevaert NV	39,852	611,206
UCB SA	32,319	1,465,757

		2,076,963
CANADA—0.18%
Biovail Corp.	39,366	532,884
MDS Inc.(a)	36,810	715,724

		1,248,608
DENMARK—1.32%
Novo Nordisk A/S Class B	142,884	9,385,426

		9,385,426
FRANCE—4.61%
Essilor International SA	62,208	3,970,020
Sanofi-Aventis	311,769	28,707,661

		32,677,681
GERMANY—0.77%
Fresenius Medical Care AG & Co. KGaA	55,404	2,972,015
Merck KGaA	19,440	2,509,685

		5,481,700
IRELAND—0.43%
Elan Corp. PLC(a)	140,211	3,032,293

		3,032,293
JAPAN—4.46%
Astellas Pharma Inc.	121,535	5,298,084
Daiichi Sankyo Co. Ltd.	200,493	6,173,709
Eisai Co. Ltd.	73,000	2,875,173
Taisho Pharmaceutical Co. Ltd.	59,000	1,135,479
Takeda Pharmaceutical Co. Ltd.	230,400	13,549,908
Terumo Corp.	48,600	2,558,009

		31,590,362
SWITZERLAND—12.16%
Nobel Biocare Holding AG Bearer	7,955	2,129,016
Novartis AG Registered	819,153	44,931,680
Roche Holding AG	210,681	36,399,067
Roche Holding AG Bearer	14,337	2,697,329

		86,157,092

UNITED KINGDOM—9.58%
AstraZeneca PLC	437,643	18,852,166
GlaxoSmithKline PLC	1,655,802	42,156,345
Shire PLC	167,145	3,822,940
Smith & Nephew PLC	268,515	3,100,135

		67,931,586
UNITED STATES—65.20%
Abbott Laboratories	467,046	26,224,633
Aetna Inc.	155,034	8,950,113
Allergan Inc.	91,125	5,853,870
AmerisourceBergen Corp.	49,815	2,235,199
Amgen Inc.(a)	325,620	15,121,793
Applied Biosystems Group	50,058	1,697,967
Barr Pharmaceuticals Inc.(a)	32,076	1,703,236
Baxter International Inc.	189,540	11,002,797
Becton, Dickinson and Co.	73,802	6,168,371
Biogen Idec Inc.(a)	87,237	4,965,530
Boston Scientific Corp.(a)	400,464	4,657,396
Bristol-Myers Squibb Co.	591,219	15,679,128
C.R. Bard Inc.	31,104	2,948,659
Cardinal Health Inc.	108,135	6,244,796
Celgene Corp.(a)	115,182	5,322,560
CIGNA Corp.	82,377	4,426,116
Coventry Health Care Inc.(a)	46,899	2,778,766
Covidien Ltd.	149,202	6,608,157
Eli Lilly and Co.	295,002	15,750,157
Express Scripts Inc.(a)	75,087	5,481,351
Forest Laboratories Inc.(a)	93,069	3,392,365
Genzyme Corp.(a)	79,218	5,896,988
Gilead Sciences Inc.(a)	277,992	12,790,412
Hospira Inc.(a)	46,656	1,989,412
Humana Inc.(a)	50,058	3,769,868
IMS Health Inc.	57,591	1,326,897
Johnson & Johnson	856,332	57,117,345
King Pharmaceuticals Inc.(a)	73,386	751,473
Laboratory Corp. of America Holdings(a)	35,316	2,667,417
McKesson Corp.	86,265	5,651,220
Medco Health Solutions Inc.(a)	79,704	8,081,986
Medtronic Inc.	338,013	16,991,913
Merck & Co. Inc.	658,530	38,267,178
Millipore Corp.(a)	16,038	1,173,661
Mylan Inc.	90,153	1,267,551
Patterson Companies Inc.(a)	41,553	1,410,724
PerkinElmer Inc.	34,749	904,169
Pfizer Inc.	2,046,060	46,506,944
Quest Diagnostics Inc.	46,413	2,455,248
Schering-Plough Corp.	483,813	12,888,778
St. Jude Medical Inc.(a)	102,060	4,147,718
Stryker Corp.	77,031	5,755,756
Tenet Healthcare Corp.(a)	138,510	703,631
Thermo Fisher Scientific Inc.(a)	125,388	7,232,380
UnitedHealth Group Inc.	384,912	22,401,878
Varian Medical Systems Inc.(a)	38,880	2,027,981
Waters Corp.(a)	29,646	2,344,109
Watson Pharmaceuticals Inc.(a)	30,375	824,377
WellPoint Inc.(a)	173,745	15,242,649
Wyeth	400,464	17,696,504
Zimmer Holdings Inc.(a)	69,984	4,629,442

		462,128,569

TOTAL COMMON STOCKS
(Cost: $667,916,425)		706,939,167

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.74%

MONEY MARKET FUNDS—1.74%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(b)(c)	12,343,605	12,343,605

		12,343,605

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,343,605)		12,343,605

TOTAL INVESTMENTS IN SECURITIES—101.48%
(Cost: $680,260,030)		719,282,772
Other Assets, Less Liabilities—(1.48)%		(10,517,190)

NET ASSETS—100.00%		$708,765,582

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.67%

AUSTRALIA—1.77%
Asciano Group	45,885	$282,025
Brambles Ltd.	106,053	1,073,672
Macquarie Airports	112,263	399,219
Macquarie Infrastructure Group	185,403	493,263
Qantas Airways Ltd.	145,383	694,435
Toll Holdings Ltd.	44,712	449,520
Transurban Group	79,971	480,295

		3,872,429
BRAZIL—0.17%
Empresa Brasileira de Aeronautica SA ADR	8,349	380,631

		380,631
CANADA—1.52%
ACE Aviation Holdings Inc. Class A(a)	8,004	229,914
Aeroplan Income Fund (U.S.)(b)	108	2,593
Bombardier Inc. Class B(a)	108,882	657,517
Canadian National Railway Co.	36,294	1,715,502
Canadian Pacific Railway Ltd.	11,040	718,363
Jazz Air Income Fund(b)	133	1,032

		3,324,921
CHINA—0.85%
China Communications Construction Co. Ltd. Class H	345,000	904,821
China COSCO Holdings Co. Ltd. Class H	207,000	572,095
CITIC Pacific Ltd.	69,000	385,379

		1,862,295
DENMARK—1.04%
A.P. Moller-Maersk A/S Class B	72	767,992
Vestas Wind Systems A/S(a)	14,007	1,516,037

		2,284,029
FINLAND—0.53%
Kone OYJ Class B	7,148	500,904
Metso OYJ	11,937	651,502

		1,152,406
FRANCE—5.55%
Air France-KLM	8,418	295,996
ALSTOM	7,728	1,660,912
Compagnie de Saint-Gobain	22,908	2,159,940
European Aeronautic Defence and Space Co.	33,789	1,078,428
Safran SA	14,076	288,735
Schneider Electric SA	18,631	2,524,553
Thales SA	6,762	402,870

Vallourec SA	4,071	1,102,014
Vinci SA	36,018	2,667,235

		12,180,683
GERMANY—6.62%
Deutsche Lufthansa AG	14,214	378,640
Deutsche Post AG	60,582	2,082,373
MAN AG	8,322	1,384,625
Siemens AG	67,068	10,674,460

		14,520,098
HONG KONG—0.74%
Hutchison Whampoa Ltd.	143,000	1,622,124

		1,622,124
ITALY—0.80%
Atlantia SpA	21,597	818,763
Finmeccanica SpA	21,597	693,722
Pirelli & C. SpA(a)	220,647	242,916

		1,755,401
JAPAN—14.30%
All Nippon Airways Co. Ltd.(c)	138,000	510,173
Asahi Glass Co. Ltd.	69,000	925,847
Central Japan Railway Co.	138	1,177,228
Dai Nippon Printing Co. Ltd.	8,000	117,657
Daikin Industries Ltd.	20,700	1,159,934
East Japan Railway Co.	249	2,055,033
Fanuc Ltd.	13,800	1,343,991
Fujikura Ltd.	69,000	350,821
Furukawa Electric Co. Ltd. (The)	69,000	268,057
ITOCHU Corp.	138,000	1,348,933
Japan Airlines Corp.(a)(c)	138,000	314,998
JS Group Corp.	13,800	220,993
Kajima Corp.	69,000	225,440
Kawasaki Heavy Industries Ltd.	138,000	408,880
Kintetsu Corp.	138,000	428,644
Komatsu Ltd.	62,100	1,689,872
Kubota Corp.	70,000	474,332
Marubeni Corp.	138,000	979,582
Matsushita Electric Works Ltd.	3,000	33,218
Mitsubishi Corp.	103,500	2,834,982
Mitsubishi Electric Corp.	138,000	1,442,814
Mitsubishi Heavy Industries Ltd.	276,000	1,188,345
Mitsui & Co. Ltd.	138,000	2,921,452
Mitsui O.S.K. Lines Ltd.	71,000	906,288
NGK Insulators Ltd.	11,000	298,348
Nippon Express Co. Ltd.	69,000	355,145
Nippon Yusen Kabushiki Kaisha	70,000	556,416
NSK Ltd.	17,000	177,434
Obayashi Corp.	69,000	347,116
Odakyu Electric Railway Co. Ltd.	69,000	439,144
Secom Co. Ltd.	20,700	1,132,140
Shimizu Corp.	69,000	301,410
SMC Corp.	6,900	822,701
Sumitomo Corp.	82,800	1,176,240
Sumitomo Electric Industries Ltd.	55,200	878,041
Taisei Corp.	69,000	186,528
Tokyu Corp.	69,000	453,968
Toppan Printing Co. Ltd.	8,000	78,700
TOTO Ltd.(c)	7,000	55,579

West Japan Railway Co.	138	685,584
Yamato Holdings Co. Ltd.	6,000	86,524

		31,358,532
MEXICO—0.23%
Alfa SAB de CV Class A	34,500	223,798
Grupo Carso SA de CV Series A1	75,900	287,069

		510,867
NETHERLANDS—2.22%
Corporate Express NV(c)	10,902	85,275
Koninklijke Philips Electronics NV	76,038	3,281,778
Randstad Holding NV	5,865	231,694
TNT NV	30,705	1,268,206

		4,866,953
NORWAY—0.76%
Orkla ASA	58,788	1,139,523
Renewable Energy Corp. ASA(a)	10,564	536,970

		1,676,493
PORTUGAL—0.14%
Brisa SA	20,838	306,185

		306,185
SINGAPORE—0.73%
Keppel Corp. Ltd.	84,000	758,623
Singapore Airlines Ltd.	69,667	841,163

		1,599,786
SPAIN—1.51%
Abertis Infraestructuras SA	27,186	876,030
Acciona SA	1,906	604,289
Actividades de Construcciones y Servicios SA	18,699	1,111,325
Grupo Ferrovial SA	5,382	378,644
Sacyr Vallehermoso SA(c)	8,763	340,798

		3,311,086
SWEDEN—3.31%
Assa Abloy AB Class B	24,288	487,586
Atlas Copco AB Class A	54,303	810,781
Sandvik AB	82,938	1,427,598
Scania AB Class B	32,223	767,784
Securitas AB Class B	28,635	398,742
Skanska AB Class B	28,014	528,795
SKF AB Class B	34,776	589,177
Volvo AB Class A	43,746	730,995
Volvo AB Class B	89,794	1,507,403

		7,248,861
SWITZERLAND—2.47%
ABB Ltd. Registered	169,878	4,894,599
Adecco SA Registered	9,522	515,146

		5,409,745
UNITED KINGDOM—4.65%
BAE Systems PLC	255,852	2,536,309
BBA Aviation PLC	27,738	113,329
Biffa PLC	26,220	172,239
British Airways PLC(a)	41,883	258,246
Bunzl PLC	38,502	543,776

Capita Group PLC	45,471	631,792
Cobham PLC	77,970	324,383
Cookson Group PLC	16,560	229,761
Experian Group Ltd.	74,520	588,908
FirstGroup PLC	31,050	503,736
G4S PLC	87,561	426,597
Hays PLC	107,847	247,956
IMI PLC	44,022	345,044
Invensys PLC(a)	65,205	294,639
Rentokil Initial PLC	135,033	324,975
Rolls-Royce Group PLC(a)	134,674	1,463,728
Smiths Group PLC	18,561	374,278
Tomkins PLC	48,438	170,424
Wolseley PLC	44,229	653,273

		10,203,393
UNITED STATES—49.76%
Allied Waste Industries Inc.(a)	20,976	231,156
Avery Dennison Corp.	7,452	395,999
Boeing Co. (The)	56,856	4,972,626
Burlington Northern Santa Fe Corp.	21,666	1,803,261
C.H. Robinson Worldwide Inc.	13,110	709,513
Caterpillar Inc.	48,438	3,514,661
Cintas Corp.	9,660	324,769
Cooper Industries Ltd.	14,697	777,177
CSX Corp.	30,843	1,356,475
Cummins Inc.	8,142	1,037,047
Danaher Corp.	18,285	1,604,326
Deere & Co.	34,086	3,174,088
Dover Corp.	15,387	709,187
Eaton Corp.	10,902	1,056,949
Emerson Electric Co.	58,857	3,334,838
Equifax Inc.	10,350	376,326
Expeditors International Washington Inc.	13,224	590,848
FedEx Corp.	22,563	2,011,943
Fluor Corp.	6,624	965,249
General Dynamics Corp.	29,256	2,603,491
General Electric Co.	741,543	27,488,999
Goodrich Corp.	9,246	652,860
Honeywell International Inc.	54,303	3,343,436
Illinois Tool Works Inc.	31,464	1,684,583
Ingersoll-Rand Co. Ltd. Class A	23,046	1,070,948
ITT Industries Inc.	13,800	911,352
Jacobs Engineering Group Inc.(a)	8,418	804,845
L-3 Communications Holdings Inc.	9,177	972,211
Lockheed Martin Corp.	25,392	2,672,762
Manitowoc Co. Inc. (The)	6,900	336,927
Masco Corp.	25,530	551,703
Monster Worldwide Inc.(a)	10,074	326,398
Norfolk Southern Corp.	28,497	1,437,389
Northrop Grumman Corp.	23,598	1,855,747
PACCAR Inc.	28,664	1,561,615
Pall Corp.	9,246	372,799
Parker Hannifin Corp.	13,041	982,118
Pitney Bowes Inc.	11,661	443,584
Precision Castparts Corp.	9,613	1,333,323
R.R. Donnelley & Sons Co.	16,008	604,142
Raytheon Co.	31,464	1,909,865
Robert Half International Inc.	12,765	345,166
Rockwell Automation Inc.	12,213	842,208
Rockwell Collins Inc.	12,213	878,970

Ryder System Inc.	3,864	181,647
Southwest Airlines Co.	53,406	651,553
Terex Corp.(a)	7,937	520,429
Textron Inc.	18,285	1,303,720
3M Co.	52,095	4,392,650
Trane Inc.	12,289	574,019
Tyco International Ltd.	36,915	1,463,680
Union Pacific Corp.	19,389	2,435,646
United Parcel Service Inc. Class B	76,590	5,416,445
United Technologies Corp.	71,415	5,466,104
W.W. Grainger Inc.	6,762	591,810
Waste Management Inc.	36,915	1,206,013

		109,137,595

TOTAL COMMON STOCKS
(Cost: $221,102,951)		218,584,513

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.15%

MONEY MARKET FUNDS—1.15%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(d)(e)	1,624,248	1,624,248
BGI Cash Premier Fund LLC
4.90%(d)(e)(f)	899,687	899,687

		2,523,935

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,523,935)		2,523,935

TOTAL INVESTMENTS IN SECURITIES—100.82%
(Cost: $223,626,886)		221,108,448
Other Assets, Less Liabilities—(0.82)%		(1,800,009)

NET ASSETS—100.00%		$219,308,439

ADR  -  American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.36%

AUSTRALIA—8.44%
ConnectEast Group	23,763	$33,280
Macquarie Airports	30,582	108,753
Macquarie Infrastructure Group	49,457	131,580
Transurban Group	23,196	139,312

		412,925
AUSTRIA—0.50%
Flughafen Wien AG	212	24,486

		24,486
BRAZIL—0.39%
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	122	5,734
CPFL Energia SA ADR	57	3,230
Ultrapar Participacoes SA SP ADR	300	10,392

		19,356
CANADA—7.56%
Enbridge Inc.	3,705	150,197
Pembina Pipeline Income Fund	640	11,374
TransCanada Corp.	5,076	208,502

		370,073
CHILE—0.18%
Enersis SA SP ADR	563	9,025

		9,025
CHINA—7.52%
Beijing Capital International Airport Co. Ltd. Class H	38,000	64,524
China Merchants Holdings (International) Co. Ltd.	20,000	124,400
COSCO Pacific Ltd.	24,000	64,021
Dalian Port (PDA) Co. Ltd. Class H	28,000	21,366
Guangdong Investment Ltd.	6,000	3,424
Jiangsu Expressway Co. Ltd. Class H	30,000	32,703
Zhejiang Expressway Co. Ltd. Class H	36,000	57,619

		368,057
DENMARK—0.23%
A/S Dampskibsselskabet TORM	316	11,091

		11,091
FRANCE—7.96%
Aeroports de Paris	514	52,605
Electricite de France	482	57,420
Societe des Autoroutes Paris-Rhin-Rhone	410	40,162

Suez SA	2,589	176,279
Veolia Environnement	690	63,000

		389,466
GERMANY—9.11%
E.ON AG	1,121	238,616
Fraport AG	831	65,450
RWE AG	1,009	141,620

		445,686
ITALY—6.85%
Atlantia SpA	5,685	215,524
Autostrada Torino-Milano SpA	825	18,033
Enel SpA	8,541	101,585

		335,142
JAPAN—4.83%
Chubu Electric Power Co. Inc.	1,300	33,921
Japan Airport Terminal Co. Ltd.	1,800	30,662
Kamigumi Co. Ltd.	6,000	43,450
Kansai Electric Power Co. Inc. (The)	1,500	34,977
Mitsubishi Logistics Corp.	3,000	33,675
Tokyo Electric Power Co. Inc. (The)	2,300	59,500

		236,185
MEXICO—0.59%
Grupo Aeroportuario del Sureste SA de CV ADR	476	29,141

		29,141
NETHERLANDS—1.47%
Royal Vopak NV	695	39,426
Smit Internationale NV	317	32,443

		71,869
NEW ZEALAND—0.91%
Auckland International Airport Ltd.	19,850	44,452

		44,452
NORWAY—0.54%
Frontline Ltd.	550	26,437

		26,437
PORTUGAL—1.96%
Brisa SA	6,534	96,008

		96,008
RUSSIA—0.58%
RAO Unified Energy System of Russia GDR(a)	217	28,210

		28,210
SOUTH KOREA—0.46%
Korea Electric Power Corp. SP ADR(a)	1,091	22,747

		22,747
SPAIN—8.40%
Abertis Infraestructuras SA	6,276	202,235
Cintra Concesiones de Infraestructuras de Transporte SA	3,846	58,086
Iberdrola SA	9,926	150,928

		411,249

SWITZERLAND—0.66%
Unique Zurich Airport Registered	79	32,098

		32,098
UNITED KINGDOM—5.77%
BBA Aviation PLC	9,393	38,377
Centrica PLC	8,240	58,844
Forth Ports PLC	918	35,451
National Grid PLC	5,551	92,155
Scottish & Southern Energy PLC	1,764	57,517

		282,344
UNITED STATES—24.45%
American Electric Power Co. Inc.	848	39,483
Crosstex Energy Inc.	411	15,306
Dominion Resources Inc.	1,405	66,666
Duke Energy Corp.	2,579	52,018
El Paso Corp.	7,146	123,197
Entergy Corp.	407	48,645
Exelon Corp.	1,373	112,092
FirstEnergy Corp.	638	46,153
FPL Group Inc.	785	53,207
General Maritime Corp.	357	8,729
Kinder Morgan Management LLC(a)	600	31,764
Nordic American Tanker Shipping Ltd.	355	11,651
PG&E Corp.	781	33,653
PPL Corp.	809	42,141
Public Service Enterprise Group Inc.	525	51,576
Ship Finance International Ltd.	432	11,971
Southern Co. (The)	1,529	59,249
Spectra Energy Corp.	6,196	159,981
Teekay Corp.	476	25,328
Williams Companies Inc. (The)	5,697	203,839

		1,196,649

TOTAL COMMON STOCKS
(Cost: $4,967,013)		4,862,696

Security	Shares	Value

PREFERRED STOCKS—0.21%

BRAZIL—0.21%
Companhia Energetica de Minas Gerais SP ADR	545	10,061

		10,061

TOTAL PREFERRED STOCKS
(Cost: $11,876)		10,061

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.22%

MONEY MARKET FUNDS—0.22%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(b)(c)	10,772	10,772

		10,772

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,772)		10,772

TOTAL INVESTMENTS IN SECURITIES—99.79%
(Cost: $4,989,661)		4,883,529
Other Assets, Less Liabilities—0.21%		10,273

NET ASSETS—100.00%		$4,893,802

ADR  -  American Depositary Receipts

GDR  -  Global Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—96.73%

AUSTRALIA—9.66%
Alumina Ltd.	225,630	$1,261,989
Amcor Ltd.	193,804	1,175,872
BHP Billiton Ltd.	676,131	23,830,188
BlueScope Steel Ltd.	131,454	1,113,834
Boral Ltd.	140,503	755,016
Newcrest Mining Ltd.	93,304	2,711,737
Orica Ltd.	68,612	1,912,771
Rio Tinto Ltd.(a)	57,661	6,781,787
Zinifex Ltd.	107,365	1,168,971

		40,712,165
AUSTRIA—0.39%
voestalpine AG	22,756	1,645,222

		1,645,222
BELGIUM—0.46%
Solvay SA	13,859	1,939,126

		1,939,126
BRAZIL—2.91%
Companhia Siderurgica Nacional SP ADR	31,723	2,841,429
Companhia Vale do Rio Doce ADR	288,741	9,433,168

		12,274,597
CANADA—8.77%
Agnico-Eagle Mines Ltd.	28,340	1,562,655
Agrium Inc.	30,084	2,184,630
Barrick Gold Corp.	175,978	7,449,578
First Quantum Minerals Ltd.	12,208	1,052,267
Fording Canadian Coal Trust	27,124	1,054,784
Goldcorp Inc.	141,591	4,849,056
Inmet Mining Corp.	7,848	640,515
Kinross Gold Corp.(b)	121,099	2,245,414
Lundin Mining Corp.(b)	71,665	692,724
NOVA Chemicals Corp.	24,003	784,819
Potash Corp. of Saskatchewan Inc.	65,474	9,519,088
Teck Cominco Ltd. Class B	87,527	3,142,086
Yamana Gold Inc.	135,705	1,772,367

		36,949,983
CHILE—0.39%
Sociedad Quimica y Minera de Chile SA SP ADR	9,175	1,621,681

		1,621,681
DENMARK—0.20%
Novozymes A/S Class B	7,412	845,832

		845,832
FINLAND—0.88%
Stora Enso OYJ Class R	129,147	1,933,510

UPM-Kymmene OYJ	87,527	1,768,530

		3,702,040
FRANCE—3.22%
Lafarge SA	34,240	6,232,544
L’Air Liquide SA	49,213	7,323,981

		13,556,525
GERMANY—9.21%
ALTANA AG	20,111	489,565
BASF AG	102,940	15,262,552
Bayer AG	155,684	14,232,941
Linde AG	27,185	3,595,010
Salzgitter AG	6,799	1,014,426
ThyssenKrupp AG	74,911	4,200,231

		38,794,725
IRELAND—0.90%
CRH PLC	108,686	3,789,869

		3,789,869
JAPAN—9.78%
Asahi Kasei Corp.	250,000	1,664,951
JFE Holdings Inc.	102,300	5,182,992
JSR Corp.	46,100	1,190,516
Kobe Steel Ltd.	545,000	1,775,769
Kuraray Co. Ltd.	67,500	821,130
Mitsubishi Chemical Holdings Corp.	240,500	1,847,102
Mitsubishi Materials Corp.	218,000	932,766
Mitsui Chemicals Inc.	146,000	959,262
Mitsui Mining & Smelting Co. Ltd.	61,000	244,622
Nippon Paper Group Inc.	225	676,722
Nippon Steel Corp.	1,079,000	6,683,686
Nitto Denko Corp.	33,400	1,769,932
Oji Paper Co. Ltd.	137,000	673,258
Shin-Etsu Chemical Co. Ltd.	76,500	4,807,143
Sumitomo Chemical Co. Ltd.	327,000	2,918,310
Sumitomo Metal Industries Ltd.	763,000	3,544,707
Sumitomo Metal Mining Co. Ltd.	116,000	1,983,261
Teijin Ltd.	220,000	943,293
Toray Industries Inc.	251,000	1,965,940
Toyo Seikan Kaisha Ltd.	33,900	601,439

		41,186,801
MEXICO—1.03%
Cemex SA de CV Series CPO(b)	1,678,647	4,351,074

		4,351,074
NETHERLANDS—4.59%
Akzo Nobel NV	59,964	4,803,459
ArcelorMittal	160,448	12,437,591
Koninklijke DSM NV	44,590	2,107,684

		19,348,734
NORWAY—0.39%
Norsk Hydro ASA	114,341	1,634,090

		1,634,090
PORTUGAL—0.17%
CIMPOR - Cimentos de Portugal SGPS SA	83,800	735,119

		735,119
SOUTH KOREA—2.13%
POSCO ADR	59,547	8,956,464

		8,956,464

SPAIN—0.13%
Acerinox SA	22,577	555,536

		555,536
SWEDEN—0.93%
Boliden AB	58,424	734,458
Holmen AB Class B	13,988	519,421
SSAB Svenskt Stal AB Class A	17,331	471,942
Svenska Cellulosa AB Class B	122,811	2,175,681

		3,901,502
SWITZERLAND—2.74%
Ciba Specialty Chemicals AG Registered	4,578	212,291
Clariant AG Registered(b)	44,690	415,657
Givaudan SA Registered	1,417	1,365,497
Holcim Ltd. Registered	40,134	4,300,008
Syngenta AG Registered	20,611	5,252,196

		11,545,649
TAIWAN—1.41%
China Steel Corp. SP GDR(a)	223,607	5,954,654

		5,954,654
UNITED KINGDOM—15.47%
Anglo American PLC	266,069	16,312,818
BHP Billiton PLC	457,116	14,067,597
Johnson Matthey PLC	41,440	1,551,646
Lonmin PLC	30,738	1,892,516
Rexam PLC	128,044	1,066,691
Rio Tinto PLC	200,826	21,255,464
Xstrata PLC	128,061	9,049,597

		65,196,329
UNITED STATES—20.97%
Air Products and Chemicals Inc.	45,930	4,530,076
Alcoa Inc.	173,811	6,352,792
Allegheny Technologies Inc.	19,854	1,715,386
Ashland Inc.	14,069	667,293
Ball Corp.	23,456	1,055,520
Bemis Co. Inc.	18,050	494,209
Dow Chemical Co. (The)	197,096	7,769,524
E.I. du Pont de Nemours and Co.	190,320	8,391,209
Eastman Chemical Co.	19,332	1,180,992
Ecolab Inc.	45,126	2,310,902
Freeport-McMoRan Copper & Gold Inc.	76,518	7,838,504
Hercules Inc.	30,738	594,780
International Flavors & Fragrances Inc.	16,796	808,391
International Paper Co.	83,625	2,707,778
MeadWestvaco Corp.	34,122	1,068,019
Monsanto Co.	111,765	12,483,033
Newmont Mining Corp.	89,162	4,353,780
Nucor Corp.	53,680	3,178,930
Pactiv Corp.(b)	29,866	795,332
PPG Industries Inc.	35,571	2,498,151
Praxair Inc.	65,479	5,808,642
Rohm & Haas Co.	31,719	1,683,327
Sealed Air Corp.	34,226	791,990
Sigma-Aldrich Corp.	30,520	1,666,392
Titanium Metals Corp.	17,004	449,756
United States Steel Corp.	22,386	2,706,691
Vulcan Materials Co.	17,549	1,387,950
Weyerhaeuser Co.	41,672	3,072,893

		88,362,242

TOTAL COMMON STOCKS
(Cost: $380,829,511)		407,559,959

Security	Shares	Value

PREFERRED STOCKS—3.15%

BRAZIL—3.15%
Aracruz Celulose SA SP ADR	10,028	745,582
Companhia Vale do Rio Doce SP ADR	379,986	10,632,008
Gerdau SA SP ADR	65,236	1,892,497

		13,270,087

TOTAL PREFERRED STOCKS
(Cost: $10,917,146)		13,270,087

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.46%

MONEY MARKET FUNDS—1.46%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(c)(d)	3,246,698	3,246,698
BGI Cash Premier Fund LLC
4.90%(c)(d)(e)	2,903,500	2,903,500

		6,150,198

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,150,198)		6,150,198

TOTAL INVESTMENTS IN SECURITIES—101.34%
(Cost: $397,896,855)		426,980,244
Other Assets, Less Liabilities—(1.34)%		(5,631,157)

NET ASSETS—100.00%		$421,349,087

ADR  -  American Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

SP GDR  -  Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.90%

CANADA—2.19%
Cognos Inc.(a)	15,015	$868,997
Nortel Networks Corp.(a)	69,927	1,061,357
Research In Motion Ltd.(a)	72,787	8,301,236

		10,231,590
FINLAND—4.97%
Nokia OYJ	599,744	23,254,214

		23,254,214
FRANCE—1.27%
Alcatel-Lucent	356,499	2,580,036
Cap Gemini SA	22,481	1,413,339
Dassault Systemes SA	7,579	448,665
STMicroelectronics NV	104,962	1,503,905

		5,945,945
GERMANY—1.82%
Infineon Technologies AG(a)	124,982	1,474,631
SAP AG	135,421	7,034,665

		8,509,296
JAPAN—10.49%
Advantest Corp.(b)	28,600	814,107
Canon Inc.	186,700	8,690,328
FUJIFILM Holdings Corp.	76,300	3,230,533
Fujitsu Ltd.	288,000	1,941,225
Hirose Electric Co. Ltd.	3,700	427,910
Hitachi Ltd.	482,000	3,594,020
Hoya Pentax HD Corp.	57,200	1,822,781
Keyence Corp.	4,000	987,155
Konica Minolta Holdings Inc.	80,500	1,426,035
Kyocera Corp.	28,600	2,537,045
Murata Manufacturing Co. Ltd.	14,300	829,468
NEC Corp.	305,000	1,406,033
Nintendo Co. Ltd.	17,000	10,180,370
NTT Data Corp.	208	925,355
Ricoh Co. Ltd.	69,000	1,275,433
Rohm Co. Ltd.	15,300	1,335,318
TDK Corp.	18,500	1,377,792
Tokyo Electron Ltd.	28,600	1,756,219
Toshiba Corp.	456,000	3,416,480
Yahoo! Japan Corp.	2,431	1,088,036

		49,061,643
NETHERLANDS—0.47%
ASML Holding NV(a)	68,972	2,184,206

		2,184,206

SOUTH KOREA—2.61%
Samsung Electronics Co. Ltd. GDR(c)	41,681	12,202,113

		12,202,113
SWEDEN—1.14%
Telefonaktiebolaget LM Ericsson AB Class B	2,263,404	5,316,016

		5,316,016
TAIWAN—3.69%
AU Optronics Corp. SP ADR	160,000	3,072,000
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	1,031,217	10,270,921
United Microelectronics Corp. SP ADR(b)	1,125,637	3,894,704

		17,237,625
UNITED KINGDOM—0.52%
ARM Holdings PLC	238,810	589,465
Electrocomponents PLC	58,487	242,744
LogicaCMG PLC	214,500	502,773
Misys PLC	81,367	299,238
Sage Group PLC	171,886	786,960

		2,421,180
UNITED STATES—70.73%
Adobe Systems Inc.(a)	88,660	3,788,442
Affiliated Computer Services Inc. Class A(a)	11,732	529,113
Agilent Technologies Inc.(a)	61,776	2,269,650
Akamai Technologies Inc.(a)	26,169	905,447
Altera Corp.	54,912	1,060,900
Analog Devices Inc.	48,191	1,527,655
Apple Inc.(a)	134,420	26,625,914
Applied Materials Inc.	215,930	3,834,917
Autodesk Inc.(a)	35,957	1,789,220
Automatic Data Processing Inc.	78,016	3,474,052
BMC Software Inc.(a)	30,316	1,080,462
Broadcom Corp. Class A(a)	74,932	1,958,722
CA Inc.	58,773	1,466,386
Ciena Corp.(a)(b)	13,734	468,467
Cisco Systems Inc.(a)	926,926	25,091,887
Citrix Systems Inc.(a)	29,887	1,136,005
Cognizant Technology Solutions Corp.(a)	45,331	1,538,534
Computer Sciences Corp.(a)	24,631	1,218,496
Compuware Corp.(a)	42,757	379,682
Convergys Corp.(a)	10,479	172,484
Corning Inc.	241,813	5,801,094
Dell Inc.(a)	344,344	8,439,871
eBay Inc.(a)	175,521	5,825,542
Electronic Arts Inc.(a)	48,906	2,856,599
Electronic Data Systems Corp.	84,513	1,751,955
EMC Corp.(a)	328,185	6,081,268
Fidelity National Information Services Inc.	24,766	1,030,018
Fiserv Inc.(a)	22,022	1,222,001
Google Inc. Class A(a)	35,509	24,553,763
Hewlett-Packard Co.	394,973	19,938,237
Intel Corp.	900,185	23,998,932
International Business Machines Corp.	209,841	22,683,812
Intuit Inc.(a)	50,117	1,584,198
Jabil Circuit Inc.	32,747	500,047
JDS Uniphase Corp.(a)	34,376	457,201
Juniper Networks Inc.(a)	80,795	2,682,394
KLA-Tencor Corp.	28,743	1,384,263
Lexmark International Inc. Class A(a)	14,872	518,438
Linear Technology Corp.	36,036	1,147,026
LSI Corp.(a)	117,689	624,929

MEMC Electronic Materials Inc.(a)	42,900	3,796,221
Microchip Technology Inc.	33,767	1,060,959
Micron Technology Inc.(a)	125,840	912,340
Microsoft Corp.	1,232,077	43,861,941
Molex Inc.	23,309	636,336
Motorola Inc.	345,488	5,541,628
National Semiconductor Corp.	38,467	870,893
Network Appliance Inc.(a)	55,627	1,388,450
Novell Inc.(a)	57,772	396,894
Novellus Systems Inc.(a)	18,733	516,469
NVIDIA Corp.(a)	87,087	2,962,700
Oracle Corp.(a)	604,461	13,648,729
Paychex Inc.	50,193	1,817,990
QLogic Corp.(a)	22,737	322,865
QUALCOMM Inc.	249,249	9,807,948
SanDisk Corp.(a)	36,179	1,200,057
Sun Microsystems Inc.(a)	128,843	2,335,924
Symantec Corp.(a)	133,133	2,148,767
Tellabs Inc.(a)	61,061	399,339
Teradata Corp.(a)	26,169	717,292
Teradyne Inc.(a)	29,458	304,596
Texas Instruments Inc.	217,074	7,250,272
Tyco Electronics Ltd.	77,078	2,861,906
Unisys Corp.(a)	63,110	298,510
VeriSign Inc.(a)	35,178	1,323,045
Western Union Co.	114,543	2,781,104
Xerox Corp.	140,855	2,280,442
Xilinx Inc.	46,904	1,025,790
Yahoo! Inc.(a)	206,787	4,809,866

		330,677,296

TOTAL COMMON STOCKS
(Cost: $439,314,391)		467,041,124

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.65%

MONEY MARKET FUNDS—0.65%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(d)(e)	1,699,100	1,699,100
BGI Cash Premier Fund LLC
4.90%(d)(e)(f)	1,326,454	1,326,454

		3,025,554

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,025,554)		3,025,554

TOTAL INVESTMENTS IN SECURITIES—100.55%
(Cost: $442,339,945)		470,066,678
Other Assets, Less Liabilities—(0.55)%		(2,590,539)

NET ASSETS—100.00%		$467,476,139

GDR  -  Global Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.04%

AUSTRALIA—2.41%
Telstra Corp. Ltd.	2,313,045	$9,525,245
Telstra Corp. Ltd. Instalment Receipts	1,522,626	4,238,105

		13,763,350
AUSTRIA—0.61%
Telekom Austria AG	124,587	3,466,361

		3,466,361
BELGIUM—0.48%
Belgacom SA	55,860	2,755,550

		2,755,550
CANADA—4.79%
BCE Inc.	301,243	12,102,219
Rogers Communications Inc. Class B	199,479	9,093,227
TELUS Corp.	122,451	6,134,026

		27,329,472
CHILE—0.11%
Compania de Telecomunicaciones de Chile SA SP ADR	87,228	650,721

		650,721
CHINA—4.79%
China Mobile Ltd.	1,544,500	27,315,073

		27,315,073
FRANCE—4.92%
Bouygues SA	102,018	8,501,859
France Telecom SA	542,577	19,530,423

		28,032,282
GERMANY—4.13%
Deutsche Telekom AG	1,073,835	23,581,407

		23,581,407
GREECE—0.84%
Hellenic Telecommunications Organization SA SP ADR	258,203	4,769,009

		4,769,009
ITALY—1.94%
Telecom Italia SpA(a)	3,557,841	11,053,701

		11,053,701
JAPAN—5.17%
Nippon Telegraph and Telephone Corp.	2,940	14,711,185
NTT DoCoMo Inc.	5,586	9,300,416
SoftBank Corp.	264,600	5,471,298

		29,482,899

MEXICO—4.58%
America Movil SAB de CV Series L	1,455,200	4,463,877
America Movil SAB de CV Series L ADR	290,117	17,810,283
Telefonos de Mexico SAB de CV Series L SP ADR	105,194	3,875,347

		26,149,507
NETHERLANDS—2.17%
Koninklijke KPN NV	681,933	12,402,930

		12,402,930
NEW ZEALAND—0.19%
Telecom Corp. of New Zealand Ltd.	326,945	1,108,106

		1,108,106
NORWAY—1.22%
Telenor ASA(b)	290,178	6,934,003

		6,934,003
PORTUGAL—0.94%
Portugal Telecom SGPS SP ADR	409,629	5,333,370

		5,333,370
SINGAPORE—1.29%
Singapore Telecommunications Ltd.	2,646,550	7,354,337

		7,354,337
SOUTH KOREA—0.72%
SK Telecom Co. Ltd. ADR	138,456	4,131,527

		4,131,527
SPAIN—9.84%
Telefonica SA	1,727,691	56,127,067

		56,127,067
SWEDEN—1.33%
TeliaSonera AB	807,618	7,559,860

		7,559,860
SWITZERLAND—0.66%
Swisscom AG Registered	2,107	822,589
Swisscom AG SP ADR	75,820	2,949,398

		3,771,987
TAIWAN—0.78%
Chunghwa Telecom Co. Ltd. SP ADR When Issued	210,912	4,452,352

		4,452,352
UNITED KINGDOM—15.79%
BT Group PLC	2,933,973	15,929,600
Cable & Wireless PLC	898,464	3,326,577
Vodafone Group PLC	18,934,342	70,783,137

		90,039,314
UNITED STATES—29.34%
American Tower Corp. Class A(b)	150,381	6,406,231
AT&T Inc.	2,177,952	90,515,685
CenturyTel Inc.	40,668	1,686,095
Citizens Communications Co.	123,999	1,578,507
Embarq Corp.	55,527	2,750,252
Qwest Communications International Inc.(b)	399,793	2,802,549
Sprint Nextel Corp.	1,039,143	13,643,948

Verizon Communications Inc.	1,046,052	45,702,012
Windstream Corp.	174,009	2,265,597

		167,350,876

TOTAL COMMON STOCKS
(Cost: $479,220,270)		564,915,061

Security	Shares	Value

PREFERRED STOCKS—0.54%

BRAZIL—0.54%
Brasil Telecom Participacoes SA ADR	16,773	1,250,930
Tele Norte Leste Participacoes SA ADR	95,284	1,837,076

		3,088,006

TOTAL PREFERRED STOCKS
(Cost: $2,596,897)		3,088,006

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.02%

MONEY MARKET FUNDS—2.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(c)(d)	11,260,084	11,260,084
BGI Cash Premier Fund LLC
4.90%(c)(d)(e)	242,649	242,649

		11,502,733

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,502,733)		11,502,733

TOTAL INVESTMENTS IN SECURITIES—101.60%
(Cost: $493,319,900)		579,505,800
Other Assets, Less Liabilities—(1.60)%		(9,106,500)

NET ASSETS—100.00%		$570,399,300

ADR  -  American Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.07%

AUSTRALIA—0.39%
AGL Energy Ltd.	59,401	$694,732

		694,732
BRAZIL—0.20%
Centrais Eletricas Brasileiras SA SP ADR	26,275	353,236

		353,236
CANADA—0.53%
TransAlta Corp.	28,044	947,634

		947,634
CHILE—0.63%
Empresa Nacional de Electricidad SA SP ADR	14,877	558,929
Enersis SA SP ADR	35,425	567,863

		1,126,792
FINLAND—1.50%
Fortum OYJ	60,112	2,707,791

		2,707,791
FRANCE—11.08%
Electricite de France	30,910	3,682,241
Suez SA	175,032	11,917,521
Veolia Environnement	47,580	4,344,293

		19,944,055
GERMANY—16.04%
E.ON AG	93,964	20,001,164
RWE AG	63,180	8,867,743

		28,868,907
HONG KONG—1.77%
CLP Holdings Ltd.	234,000	1,598,033
Hong Kong and China Gas Co. Ltd. (The)	520,500	1,595,397

		3,193,430
ITALY—4.17%
Enel SpA	572,005	6,803,300
Snam Rete Gas SpA	110,815	708,015

		7,511,315
JAPAN—6.89%
Chubu Electric Power Co. Inc.	93,600	2,442,322
Kansai Electric Power Co. Inc. (The)	72,800	1,697,570
Kyushu Electric Power Co. Inc.	57,200	1,408,047
Osaka Gas Co. Ltd.	312,000	1,231,634
Tokyo Electric Power Co. Inc. (The)	161,200	4,170,147
Tokyo Gas Co. Ltd.	312,000	1,460,645

		12,410,365

PORTUGAL—1.21%
Energias de Portugal SA	333,172	2,177,400

		2,177,400
SPAIN—8.15%
Gas Natural SDG SA	43,368	2,537,515
Iberdrola SA	681,356	10,360,236
Union Fenosa SA	26,208	1,769,881

		14,667,632
UNITED KINGDOM—11.24%
British Energy Group PLC	129,168	1,411,599
Centrica PLC	507,318	3,622,899
Drax Group PLC	36,660	441,501
International Power PLC	207,688	1,874,877
National Grid PLC	359,736	5,972,195
Scottish & Southern Energy PLC	120,796	3,938,678
Severn Trent PLC	33,852	1,028,307
United Utilities PLC	128,908	1,939,928

		20,229,984
UNITED STATES—35.27%
AES Corp. (The)(a)	91,676	1,960,950
Allegheny Energy Inc.	23,088	1,468,628
Ameren Corp.	28,503	1,545,148
American Electric Power Co. Inc.	54,758	2,549,532
CenterPoint Energy Inc.	44,928	769,617
CMS Energy Corp.	31,616	549,486
Consolidated Edison Inc.	37,651	1,839,251
Constellation Energy Group Inc.	24,305	2,491,992
Dominion Resources Inc.	77,272	3,666,556
DTE Energy Co.	23,101	1,015,520
Duke Energy Corp.	174,212	3,513,856
Dynegy Inc. Class A(a)	68,224	487,119
Edison International	44,314	2,365,038
Entergy Corp.	26,226	3,134,531
Exelon Corp.	92,061	7,515,860
FirstEnergy Corp.	41,984	3,037,123
FPL Group Inc.	54,808	3,714,886
Integrys Energy Group Inc.	10,625	549,206
Nicor Inc.	7,082	299,923
NiSource Inc.	40,893	772,469
Pepco Holdings Inc.	12,428	364,513
PG&E Corp.	48,828	2,103,998
Pinnacle West Capital Corp.	15,309	649,255
PPL Corp.	51,339	2,674,248
Progress Energy Inc.	35,622	1,725,173
Public Service Enterprise Group Inc.	34,643	3,403,328
Questar Corp.	23,838	1,289,636
Sempra Energy	36,059	2,231,331
Southern Co. (The)	103,797	4,022,134
TECO Energy Inc.	28,777	495,252
Xcel Energy Inc.	57,311	1,293,509

		63,499,068

TOTAL COMMON STOCKS
(Cost: $167,610,139)		178,332,341

Security	Shares	Value

PREFERRED STOCKS—0.66%

BRAZIL—0.66%
Centrais Eletricas Brasileiras SA ADR	25,438	327,980
Companhia Energetica de Minas Gerais SP ADR	36,001	664,579
Companhia Paranaense de Energia SP ADR	13,371	201,768

		1,194,327

TOTAL PREFERRED STOCKS
(Cost: $1,229,190)		1,194,327

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.87%

MONEY MARKET FUNDS—0.87%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(b)(c)	1,573,679	1,573,679

		1,573,679

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,573,679)		1,573,679

TOTAL INVESTMENTS IN SECURITIES—100.60%
(Cost: $170,413,008)		181,100,347
Other Assets, Less Liabilities—(0.60)%		(1,088,797)

NET ASSETS—100.00%		$180,011,550

ADR  -  American Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—64.43%

ARGENTINA—2.47%
Petrobras Energia Participaciones SA SP ADR	631,617	$8,811,057
Tenaris SA ADR	1,510,882	67,581,752

		76,392,809
BRAZIL—30.50%
Centrais Eletricas Brasileiras SA SP ADR	1,411,318	18,973,477
Companhia Siderurgica Nacional SA SP ADR	1,166,344	104,469,432
Companhia Vale do Rio Doce ADR	9,112,760	297,713,869
Empresa Brasileira de Aeronautica SA ADR	782,688	35,682,746
Petroleo Brasileiro SA ADR	3,162,496	364,446,039
Unibanco - Uniao de Bancos Brasileiros SA GDR	869,240	121,380,674

		942,666,237
CHILE—5.89%
Banco de Chile ADR	313,485	14,696,177
Banco Santander Chile SA ADR	636,120	32,435,759
Compania de Telecomunicaciones de Chile SA SP ADR	1,567,919	11,696,676
Distribucion y Servicio D&S SA ADR	705,886	21,395,405
Empresa Nacional de Electricidad SA SP ADR	1,142,951	42,940,669
Enersis SA SP ADR	1,858,797	29,796,516
Sociedad Quimica y Minera de Chile SA SP ADR	165,112	29,183,546

		182,144,748
MEXICO—25.57%
Alfa SAB de CV Class A(a)	2,480,000	16,087,518
America Movil SAB de CV Series L(a)	96,819,200	296,996,309
Cemex SA de CV Series CPO(a)(b)	46,301,646	120,014,436
Fomento Economico Mexicano SAB de CV BD Units(a)	15,227,200	58,178,192
Grupo Carso SA de CV Series A1(a)	6,621,600	25,044,176
Grupo Modelo SAB de CV Series C(a)	4,538,400	21,414,804
Grupo Televisa SA Series CPO(a)	12,796,800	61,074,490
Kimberly-Clark de Mexico SA de CV Class A	5,133,600	22,506,506
Telefonos de Mexico SA de CV Series L(a)	49,376,800	91,295,257
Wal-Mart de Mexico SAB de CV Series V(a)	22,568,000	77,933,346

		790,545,034

TOTAL COMMON STOCKS
(Cost: $1,580,321,641)		1,991,748,828

Security	Shares	Value

PREFERRED STOCKS—35.15%

BRAZIL—35.15%
Aracruz Celulose SA SP ADR	457,808	34,038,025
Banco Bradesco SA SP ADR	4,668,600	149,395,200
Banco Itau Holding Financiera SA ADR	5,661,096	146,395,943
Brasil Telecom Participacoes SA ADR	344,720	25,709,218
Centrais Eletricas Brasileiras SA ADR	1,371,730	17,686,126
Companhia de Bebidas das Americas ADR	1,423,520	101,112,626
Companhia Energetica de Minas Gerais SP ADR	1,872,608	34,568,344
Companhia Paranaense de Energia SP ADR	728,624	10,994,936
Companhia Vale do Rio Doce SP ADR	12,223,424	342,011,403
Gerdau SA SP ADR	2,382,288	69,110,175
Petroleo Brasileiro SA SP ADR	1,229,766	118,328,084
Tele Norte Leste Participacoes SA ADR	1,933,198	37,272,057

		1,086,622,137

TOTAL PREFERRED STOCKS
(Cost: $758,605,524)		1,086,622,137

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.36%

MONEY MARKET FUNDS—2.36%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(c)(d)	45,587,297	45,587,297
BGI Cash Premier Fund LLC
4.90%(c)(d)(e)	27,237,717	27,237,717

		72,825,014

TOTAL SHORT-TERM INVESTMENTS
(Cost: $72,825,014)		72,825,014

TOTAL INVESTMENTS IN SECURITIES—101.94%
(Cost: $2,411,752,179)		3,151,195,979
Other Assets, Less Liabilities—(1.94)%		(59,844,913)

NET ASSETS—100.00%		$3,091,351,066

ADR  -  American Depositary Receipts

GDR  -  Global Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

2

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.88%

ADVERTISING—0.53%
Getty Images Inc.(a)	204,822	$5,939,838
Harte-Hanks Inc.	206,488	3,572,242
Lamar Advertising Co.	341,920	16,436,094

		25,948,174
AEROSPACE & DEFENSE—0.96%
Alliant Techsystems Inc.(a)(b)	140,885	16,027,078
BE Aerospace Inc.(a)	398,822	21,097,684
DRS Technologies Inc.	177,409	9,627,986

		46,752,748
AGRICULTURE—0.12%
Universal Corp.	117,726	6,029,926

		6,029,926
AIRLINES—0.24%
AirTran Holdings Inc.(a)(b)	395,820	2,834,071
Alaska Air Group Inc.(a)	173,653	4,343,062
JetBlue Airways Corp.(a)(b)	774,719	4,570,842

		11,747,975
APPAREL—0.81%
Guess? Inc.	235,500	8,923,095
Hanesbrands Inc.(a)	410,152	11,143,830
Phillips-Van Heusen Corp.	243,254	8,966,342
Timberland Co. Class A(a)	213,704	3,863,768
Warnaco Group Inc. (The)(a)	196,128	6,825,254

		39,722,289
AUTO MANUFACTURERS—0.31%
Oshkosh Truck Corp.(b)	319,707	15,109,353

		15,109,353
AUTO PARTS & EQUIPMENT—0.80%
ArvinMeritor Inc.	312,385	3,664,276
BorgWarner Inc.	499,585	24,184,910
Lear Corp.(a)	332,112	9,186,218
Modine Manufacturing Co.	139,643	2,305,506

		39,340,910
BANKS—2.63%
Associated Banc-Corp	547,404	14,829,174
Bank of Hawaii Corp.	211,081	10,794,682
Cathay General Bancorp	214,598	5,684,701
City National Corp.	174,125	10,369,144
Colonial BancGroup Inc. (The)	677,350	9,171,319
Cullen/Frost Bankers Inc.	251,922	12,762,369
First Community Bancorp	108,425	4,471,447
FirstMerit Corp.	346,666	6,936,787

SVB Financial Group(a)(b)	142,971	7,205,738
Synovus Financial Corp.	1,411,284	14,380,984
TCF Financial Corp.	469,337	8,415,212
Webster Financial Corp.	230,425	7,366,687
Westamerica Bancorporation(b)	126,420	5,632,011
Wilmington Trust Corp.	295,911	10,416,067

		128,436,322
BEVERAGES—0.41%
Hansen Natural Corp.(a)(b)	258,325	11,441,214
PepsiAmericas Inc.	257,722	8,587,297

		20,028,511
BIOTECHNOLOGY—1.80%
Affymetrix Inc.(a)(b)	297,870	6,892,712
Charles River Laboratories International Inc.(a)(b)	292,603	19,253,277
Invitrogen Corp.(a)(b)	200,604	18,738,420
Millennium Pharmaceuticals Inc.(a)	1,390,900	20,835,682
PDL BioPharma Inc.(a)(b)	503,994	8,829,975
Vertex Pharmaceuticals Inc.(a)	569,925	13,239,358

		87,789,424
BUILDING MATERIALS—0.49%
Martin Marietta Materials Inc.(b)	180,522	23,937,217

		23,937,217
CHEMICALS—3.66%
Airgas Inc.	354,351	18,465,231
Albemarle Corp.	342,645	14,134,106
Cabot Corp.	281,283	9,377,975
CF Industries Holdings Inc.	206,985	22,780,769
Chemtura Corp.	1,038,807	8,102,695
Cytec Industries Inc.	181,211	11,158,973
Ferro Corp.	187,130	3,879,205
FMC Corp.	325,725	17,768,299
Lubrizol Corp.	295,472	16,002,764
Minerals Technologies Inc.	82,951	5,553,569
Olin Corp.	319,698	6,179,762
RPM International Inc.	522,975	10,616,392
Sensient Technologies Corp.	202,501	5,726,728
Terra Industries Inc.(a)	399,977	19,102,902
Valspar Corp. (The)	432,839	9,756,191

		178,605,561
COAL—0.57%
Arch Coal Inc.	616,425	27,695,975

		27,695,975
COMMERCIAL SERVICES—4.70%
Alliance Data Systems Corp.(a)(b)	343,651	25,770,388
Avis Budget Group Inc.(a)	448,239	5,827,107
Career Education Corp.(a)(b)	392,330	9,863,176
ChoicePoint Inc.(a)	308,168	11,223,479
Corinthian Colleges Inc.(a)	365,573	5,629,824
Corporate Executive Board Co. (The)(b)	152,752	9,180,395
Deluxe Corp.	224,304	7,377,359
DeVry Inc.	257,882	13,399,549
Gartner Inc.(a)	296,672	5,209,560
ITT Educational Services Inc.(a)	126,726	10,805,926
Kelly Services Inc. Class A	99,481	1,856,315
Korn/Ferry International(a)	200,932	3,781,540
Manpower Inc.	349,025	19,859,522
MPS Group Inc.(a)	433,625	4,743,857

Navigant Consulting Inc.(a)	196,901	2,691,637
Pharmaceutical Product Development Inc.	450,751	18,196,818
Quanta Services Inc.(a)(b)	736,324	19,321,142
Rent-A-Center Inc.(a)	288,119	4,183,488
Rollins Inc.	182,701	3,507,859
Service Corp. International	1,241,128	17,437,848
Sotheby’s Holdings Inc. Class A	286,633	10,920,717
Strayer Education Inc.	62,439	10,650,845
United Rentals Inc.(a)	325,696	5,979,779
Valassis Communications Inc.(a)(b)	207,327	2,423,653

		229,841,783
COMPUTERS—2.75%
Cadence Design Systems Inc.(a)	1,158,025	19,698,005
Diebold Inc.	283,431	8,213,830
DST Systems Inc.(a)(b)	222,389	18,358,212
Imation Corp.	140,524	2,951,004
Jack Henry & Associates Inc.	338,897	8,248,753
Mentor Graphics Corp.(a)	386,596	4,167,505
NCR Corp.(a)	779,735	19,571,348
Palm Inc.(b)	451,567	2,862,935
SRA International Inc. Class A(a)	183,182	5,394,710
Synopsys Inc.(a)	624,312	16,188,410
Western Digital Corp.(a)	948,181	28,644,548

		134,299,260
COSMETICS & PERSONAL CARE—0.18%
Alberto-Culver Co.	360,882	8,856,044

		8,856,044
DISTRIBUTION & WHOLESALE—0.87%
Fastenal Co.	542,881	21,943,250
Ingram Micro Inc. Class A(a)	631,783	11,397,365
Tech Data Corp.(a)	238,908	9,011,610

		42,352,225
DIVERSIFIED FINANCIAL SERVICES—1.43%
AmeriCredit Corp.(a)(b)	491,568	6,287,155
Eaton Vance Corp.	532,435	24,177,873
IndyMac Bancorp Inc.(b)	344,659	2,050,721
Jefferies Group Inc.	481,441	11,097,215
Raymond James Financial Inc.	408,562	13,343,635
Waddell & Reed Financial Inc. Class A	359,468	12,973,200

		69,929,799
ELECTRIC—5.30%
Alliant Energy Corp.	475,236	19,337,353
Aquila Inc.(a)	1,620,030	6,042,712
Black Hills Corp.	162,660	7,173,306
DPL Inc.	489,174	14,504,009
Energy East Corp.	681,853	18,553,220
Great Plains Energy Inc.	371,207	10,883,789
Hawaiian Electric Industries Inc.	357,280	8,135,266
IDACORP Inc.	194,148	6,837,893
MDU Resources Group Inc.	785,718	21,693,674
Northeast Utilities	667,743	20,907,033
NSTAR	460,120	16,665,546
OGE Energy Corp.	395,434	14,350,300
PNM Resources Inc.	330,741	7,094,394
Puget Energy Inc.	504,789	13,846,362
SCANA Corp.	502,584	21,183,916
Sierra Pacific Resources Corp.	1,006,791	17,095,311
Westar Energy Inc.	397,654	10,315,145

Wisconsin Energy Corp.	503,783	24,539,270

		259,158,499
ELECTRICAL COMPONENTS & EQUIPMENT—1.27%
AMETEK Inc.	459,795	21,536,798
Energizer Holdings Inc.(a)	247,201	27,718,648
Hubbell Inc. Class B	249,695	12,884,262

		62,139,708
ELECTRONICS—2.64%
Amphenol Corp. Class A	767,981	35,611,279
Arrow Electronics Inc.(a)	528,755	20,769,496
Avnet Inc.(a)	646,367	22,603,454
Gentex Corp.	622,391	11,059,888
KEMET Corp.(a)	361,738	2,398,323
National Instruments Corp.	246,908	8,229,444
Thomas & Betts Corp.(a)	219,601	10,769,233
Varian Inc.(a)	131,127	8,562,593
Vishay Intertechnology Inc.(a)	796,508	9,088,156

		129,091,866
ENGINEERING & CONSTRUCTION—1.17%
Dycom Industries Inc.(a)	176,472	4,702,979
Granite Construction Inc.	151,677	5,487,674
KBR Inc.(a)	729,861	28,318,607
URS Corp.(a)	344,030	18,691,150

		57,200,410
ENTERTAINMENT—0.39%
International Speedway Corp. Class A	133,253	5,487,359
Macrovision Corp.(a)(b)	228,451	4,187,507
Scientific Games Corp. Class A(a)(b)	280,006	9,310,199

		18,985,065
ENVIRONMENTAL CONTROL—1.03%
Mine Safety Appliances Co.	125,917	6,531,315
Republic Services Inc.	692,319	21,704,201
Stericycle Inc.(a)	374,390	22,238,766

		50,474,282
FOOD—1.24%
Corn Products International Inc.	322,376	11,847,318
Hormel Foods Corp.	311,718	12,618,345
J.M. Smucker Co. (The)	247,836	12,748,684
Ruddick Corp.	160,585	5,567,482
Smithfield Foods Inc.(a)	503,336	14,556,477
Tootsie Roll Industries Inc.	115,964	3,179,733

		60,518,039
FOREST PRODUCTS & PAPER—0.80%
Louisiana-Pacific Corp.	445,696	6,097,121
Potlatch Corp.	168,867	7,504,449
Rayonier Inc.	336,205	15,882,324
Temple-Inland Inc.(a)	458,126	9,551,927

		39,035,821
GAS—1.00%
AGL Resources Inc.	329,885	12,416,871
Energen Corp.	309,254	19,863,384
Vectren Corp.	329,336	9,554,037
WGL Holdings Inc.	213,319	6,988,330

		48,822,622

HAND & MACHINE TOOLS—0.53%
Kennametal Inc.	335,826	12,714,372
Lincoln Electric Holdings Inc.	185,753	13,221,899

		25,936,271
HEALTH CARE - PRODUCTS—5.54%
Advanced Medical Optics Inc.(a)	260,530	6,390,801
Beckman Coulter Inc.	270,238	19,673,326
DENTSPLY International Inc.	652,450	29,373,299
Edwards Lifesciences Corp.(a)	244,278	11,234,345
Gen-Probe Inc.(a)	231,753	14,584,216
Henry Schein Inc.(a)	385,725	23,683,515
Hillenbrand Industries Inc.	267,056	14,883,031
Hologic Inc.(a)(b)	539,969	37,063,472
Intuitive Surgical Inc.(a)	164,603	53,413,674
Kinetic Concepts Inc.(a)(b)	232,788	12,468,125
ResMed Inc.(a)	333,012	17,493,120
Steris Corp.	273,191	7,878,828
TECHNE Corp.(a)	170,211	11,242,437
Ventana Medical Systems Inc.(a)	128,381	11,198,675

		270,580,864
HEALTH CARE - SERVICES—2.50%
Apria Healthcare Group Inc.(a)	188,342	4,062,537
Community Health Systems Inc.(a)	411,819	15,179,648
Covance Inc.(a)	275,033	23,823,358
Health Management Associates Inc. Class A	1,044,627	6,246,869
Health Net Inc.(a)	474,778	22,931,777
Kindred Healthcare Inc.(a)	128,587	3,212,103
LifePoint Hospitals Inc.(a)(b)	250,294	7,443,744
Lincare Holdings Inc.(a)	345,364	12,142,998
Psychiatric Solutions Inc.(a)	236,389	7,682,643
Universal Health Services Inc. Class B	231,992	11,877,990
WellCare Health Plans Inc.(a)	179,663	7,619,508

		122,223,175
HOME BUILDERS—0.82%
Hovnanian Enterprises Inc. Class A(a)(b)	158,138	1,133,849
M.D.C. Holdings Inc.	150,039	5,570,948
NVR Inc.(a)(b)	22,122	11,591,928
Ryland Group Inc.	181,619	5,003,603
Thor Industries Inc.	149,241	5,672,650
Toll Brothers Inc.(a)(b)	546,835	10,969,510

		39,942,488
HOME FURNISHINGS—0.04%
Furniture Brands International Inc.	208,470	2,097,208

		2,097,208
HOUSEHOLD PRODUCTS & WARES—0.79%
American Greetings Corp. Class A	239,083	4,853,385
Blyth Inc.	103,970	2,281,102
Church & Dwight Co. Inc.	284,206	15,367,018
Scotts Miracle-Gro Co. (The) Class A(b)	191,263	7,157,061
Tupperware Brands Corp.	265,373	8,765,270

		38,423,836
INSURANCE—4.21%
American Financial Group Inc.	313,234	9,046,198
Arthur J. Gallagher & Co.	404,509	9,785,073
Brown & Brown Inc.	490,715	11,531,803
Commerce Group Inc.	186,492	6,709,982
Everest Re Group Ltd.	272,171	27,325,968

Fidelity National Financial Inc.	929,166	13,575,115
First American Corp.	394,871	13,472,999
Hanover Insurance Group Inc. (The)	223,669	10,244,040
HCC Insurance Holdings Inc.	494,979	14,195,998
Horace Mann Educators Corp.	186,635	3,534,867
Mercury General Corp.	153,228	7,632,287
Old Republic International Corp.	992,558	15,295,319
PMI Group Inc. (The)	349,039	4,635,238
Protective Life Corp.	302,190	12,395,834
Radian Group Inc.(b)	346,326	4,045,088
StanCorp Financial Group Inc.	213,246	10,743,333
Unitrin Inc.	223,197	10,711,224
W.R. Berkley Corp.	694,128	20,691,956

		205,572,322
INTERNET—1.26%
Avocent Corp.(a)	215,305	5,018,760
Digital River Inc.(a)	174,381	5,766,780
F5 Networks Inc.(a)	365,592	10,426,684
McAfee Inc.(a)	686,058	25,727,175
NetFlix Inc.(a)(b)	206,848	5,506,294
ValueClick Inc.(a)(b)	422,882	9,261,116

		61,706,809
IRON & STEEL—1.52%
Carpenter Technology Corp.	211,724	15,915,293
Cleveland-Cliffs Inc.	180,214	18,165,571
Reliance Steel & Aluminum Co.	280,455	15,200,661
Steel Dynamics Inc.	415,892	24,774,686

		74,056,211
LEISURE TIME—0.25%
Callaway Golf Co.	285,543	4,977,014
Life Time Fitness Inc.(a)(b)	144,858	7,196,545

		12,173,559
LODGING—0.17%
Boyd Gaming Corp.	241,914	8,242,010

		8,242,010
MACHINERY—2.66%
AGCO Corp.(a)(b)	394,545	26,821,169
Flowserve Corp.	246,153	23,679,919
Graco Inc.	270,933	10,094,964
IDEX Corp.	351,060	12,683,798
Joy Global Inc.	465,463	30,636,775
Nordson Corp.	145,434	8,429,355
Wabtec Corp.	210,044	7,233,915
Zebra Technologies Corp. Class A(a)	293,009	10,167,412

		129,747,307
MANUFACTURING—3.35%
Brink’s Co. (The)	208,894	12,479,328
Carlisle Companies Inc.	267,143	9,892,305
Crane Co.	219,976	9,436,970
Donaldson Co. Inc.	307,067	14,241,767
Federal Signal Corp.	207,099	2,323,651
Harsco Corp.	362,786	23,243,699
Lancaster Colony Corp.	92,706	3,680,428
Matthews International Corp. Class A	133,606	6,262,113
Pentair Inc.	428,511	14,916,468
Roper Industries Inc.	380,305	23,784,275
SPX Corp.	225,716	23,214,891

Teleflex Inc.	169,976	10,710,188
Trinity Industries Inc.	350,881	9,740,457

		163,926,540
MEDIA—0.51%
Belo Corp.	378,486	6,600,796
Entercom Communications Corp.	112,943	1,546,190
John Wiley & Sons Inc. Class A	193,599	8,293,781
Lee Enterprises Inc.	170,300	2,494,895
Media General Inc. Class A	97,833	2,078,951
Scholastic Corp.(a)	112,728	3,933,080

		24,947,693
METAL FABRICATE & HARDWARE—0.69%
Commercial Metals Co.	510,968	15,048,008
Timken Co. (The)	412,639	13,555,191
Worthington Industries Inc.	283,312	5,065,619

		33,668,818
OFFICE FURNISHINGS—0.32%
Herman Miller Inc.	262,640	8,506,910
HNI Corp.(b)	198,181	6,948,226

		15,455,136
OIL & GAS—5.90%
Bill Barrett Corp.(a)(b)	145,431	6,089,196
Cimarex Energy Co.	355,354	15,113,206
Denbury Resources Inc.(a)	1,052,305	31,306,074
Encore Acquisition Co.(a)	233,327	7,786,122
Forest Oil Corp.(a)	375,020	19,066,017
Frontier Oil Corp.	454,194	18,431,193
Helmerich & Payne Inc.	445,881	17,866,452
Newfield Exploration Co.(a)	563,933	29,719,269
Patterson-UTI Energy Inc.	667,487	13,029,346
Pioneer Natural Resources Co.	514,735	25,139,657
Plains Exploration & Production Co.(a)(b)	485,951	26,241,354
Pride International Inc.(a)	719,044	24,375,592
Quicksilver Resources Inc.(a)	221,353	13,190,425
Southwestern Energy Co.(a)	734,228	40,911,184

		288,265,087
OIL & GAS SERVICES—3.19%
Cameron International Corp.(a)	944,548	45,461,095
Exterran Holdings Inc.(a)	283,136	23,160,525
FMC Technologies Inc.(a)	560,418	31,775,701
Grant Prideco Inc.(a)	547,191	30,374,572
Superior Energy Services Inc.(a)	346,776	11,936,030
Tidewater Inc.	236,352	12,966,271

		155,674,194
PACKAGING & CONTAINERS—0.52%
Packaging Corp. of America	400,172	11,284,850
Sonoco Products Co.	428,312	13,997,236

		25,282,086
PHARMACEUTICALS—2.24%
Cephalon Inc.(a)(b)	288,856	20,728,307
Endo Pharmaceuticals Holdings Inc.(a)	577,742	15,408,379
Medicis Pharmaceutical Corp. Class A	242,758	6,304,425
NBTY Inc.(a)	241,799	6,625,293
Omnicare Inc.	523,568	11,942,586
Par Pharmaceutical Companies Inc.(a)	145,701	3,496,824
Perrigo Co.	334,217	11,700,937

Sepracor Inc.(a)(b)	481,206	12,631,658
Valeant Pharmaceuticals International(a)	391,957	4,691,725
VCA Antech Inc.(a)	362,955	16,053,500

		109,583,634
PIPELINES—1.32%
Equitable Resources Inc.	524,118	27,925,007
National Fuel Gas Co.	359,595	16,785,895
ONEOK Inc.	446,893	20,007,400

		64,718,302
REAL ESTATE—0.23%
Jones Lang LaSalle Inc.	159,530	11,352,155

		11,352,155
REAL ESTATE INVESTMENT TRUSTS—5.08%
Alexandria Real Estate Equities Inc.	137,327	13,962,036
AMB Property Corp.	426,638	24,557,283
BRE Properties Inc. Class A	218,757	8,866,221
Camden Property Trust	239,286	11,521,621
Cousins Properties Inc.	160,611	3,549,503
Duke Realty Corp.	627,227	16,358,080
Equity One Inc.(b)	159,678	3,677,384
Federal Realty Investment Trust	243,947	20,040,246
Health Care REIT Inc.	365,672	16,341,882
Highwoods Properties Inc.	246,226	7,234,120
Hospitality Properties Trust	404,467	13,031,927
Liberty Property Trust	393,931	11,349,152
Macerich Co. (The)	312,405	22,199,499
Mack-Cali Realty Corp.	292,404	9,941,736
Nationwide Health Properties Inc.	400,363	12,559,387
Realty Income Corp.	435,409	11,764,751
Regency Centers Corp.	299,897	19,340,358
UDR Inc.	578,004	11,473,379
Weingarten Realty Investors	326,220	10,256,357

		248,024,922
RETAIL—5.97%
Advance Auto Parts Inc.	431,434	16,390,178
Aeropostale Inc.(a)	288,340	7,641,010
American Eagle Outfitters Inc.	921,727	19,144,270
AnnTaylor Stores Corp.(a)	264,310	6,755,764
Barnes & Noble Inc.	207,248	7,139,694
BJ’s Wholesale Club Inc.(a)	276,082	9,339,854
Bob Evans Farms Inc.	142,581	3,839,706
Borders Group Inc.	253,673	2,701,617
Brinker International Inc.	453,484	8,870,147
CarMax Inc.(a)(b)	938,879	18,542,860
CBRL Group Inc.	102,332	3,314,533
Charming Shoppes Inc.(a)	502,667	2,719,428
Cheesecake Factory Inc. (The)(a)(b)	307,166	7,282,906
Chico’s FAS Inc.(a)(b)	758,728	6,851,314
Chipotle Mexican Grill Inc. Class A(a)(b)	141,761	20,848,790
Coldwater Creek Inc.(a)	257,890	1,725,284
Collective Brands Inc.(a)	281,775	4,900,067
Copart Inc.(a)	303,076	12,895,884
Dick’s Sporting Goods Inc.(a)(b)	358,651	9,956,152
Dollar Tree Stores Inc.(a)	396,099	10,266,886
Foot Locker Inc.	665,452	9,090,074
MSC Industrial Direct Co. Inc. Class A	204,858	8,290,603
99 Cents Only Stores(a)(b)	203,498	1,619,844
O’Reilly Automotive Inc.(a)	495,698	16,075,486
Pacific Sunwear of California Inc.(a)	305,016	4,303,776

PetSmart Inc.	554,235	13,041,150
Regis Corp.	189,874	5,308,877
Ross Stores Inc.	583,617	14,923,087
Ruby Tuesday Inc.	222,609	2,170,438
Saks Inc.(a)	610,596	12,675,973
Urban Outfitters Inc.(a)(b)	486,327	13,257,274
Williams-Sonoma Inc.	379,280	9,823,352

		291,706,278
SAVINGS & LOANS—0.94%
Astoria Financial Corp.	351,650	8,182,896
First Niagara Financial Group Inc.	454,776	5,475,503
New York Community Bancorp Inc.(b)	1,394,067	24,507,698
Washington Federal Inc.	376,659	7,951,272

		46,117,369
SEMICONDUCTORS—2.60%
Atmel Corp.(a)	1,934,687	8,357,848
Cree Inc.(a)(b)	367,161	10,085,913
Cypress Semiconductor Corp.(a)	685,787	24,708,906
Fairchild Semiconductor International Inc. Class A(a)	535,757	7,730,974
Integrated Device Technology Inc.(a)	819,052	9,263,478
International Rectifier Corp.(a)	312,248	10,607,065
Intersil Corp. Class A	563,994	13,806,573
Lam Research Corp.(a)	581,888	25,155,018
Semtech Corp.(a)	276,959	4,298,404
Silicon Laboratories Inc.(a)	237,470	8,888,502
TriQuint Semiconductor Inc.(a)	609,798	4,042,961

		126,945,642
SOFTWARE—3.65%
ACI Worldwide Inc.(a)(b)	154,057	2,933,245
Activision Inc.(a)	1,254,955	37,272,163
Acxiom Corp.	307,028	3,601,438
Advent Software Inc.(a)(b)	77,146	4,173,599
Broadridge Financial Solutions Inc.	600,606	13,471,593
Cerner Corp.(a)(b)	285,887	16,124,027
CSG Systems International Inc.(a)(b)	152,673	2,247,347
Dun & Bradstreet Corp. (The)	249,724	22,133,038
Fair Isaac Corp.	216,678	6,966,198
Global Payments Inc.	339,929	15,813,497
Metavante Technologies Inc.(a)	369,242	8,610,723
MoneyGram International Inc.(b)	356,024	5,472,089
Parametric Technology Corp.(a)	498,954	8,906,329
SEI Investments Co.	544,198	17,506,850
Sybase Inc.(a)	386,287	10,078,228
Wind River Systems Inc.(a)	330,469	2,951,088

		178,261,452
TELECOMMUNICATIONS—3.07%
ADC Telecommunications Inc.(a)	506,184	7,871,160
ADTRAN Inc.	251,530	5,377,711
Cincinnati Bell Inc.(a)	1,067,262	5,069,495
CommScope Inc.(a)(b)	287,000	14,123,270
Foundry Networks Inc.(a)	647,529	11,344,708
Harris Corp.	590,423	37,007,714
NeuStar Inc. Class A(a)(b)	331,042	9,494,285
Plantronics Inc.	209,628	5,450,328
Polycom Inc.(a)(b)	391,026	10,862,702
Powerwave Technologies Inc.(a)(b)	1,485	5,985
RF Micro Devices Inc.(a)(b)	1,248,466	7,128,741
Telephone and Data Systems Inc.	457,796	28,658,030

3Com Corp.(a)	1,708,478	7,722,321

		150,116,450
TEXTILES—0.36%
Mohawk Industries Inc.(a)(b)	238,468	17,742,019

		17,742,019
TRANSPORTATION—1.15%
Alexander & Baldwin Inc.	184,339	9,522,953
Con-way Inc.	194,500	8,079,530
J.B. Hunt Transport Services Inc.	376,946	10,384,862
Kansas City Southern Industries Inc.(a)	331,063	11,365,393
Overseas Shipholding Group Inc.	124,418	9,260,432
Werner Enterprises Inc.	194,327	3,309,389
YRC Worldwide Inc.(a)(b)	243,955	4,169,191

		56,091,750
TRUCKING & LEASING—0.15%
GATX Corp.	206,414	7,571,266

		7,571,266
WATER—0.25%
Aqua America Inc.	574,022	12,169,266

		12,169,266

TOTAL COMMON STOCKS
(Cost: $4,470,733,244)		4,880,171,927

Security	Shares	Value

SHORT-TERM INVESTMENTS—8.15%

MONEY MARKET FUNDS—8.15%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(c)(d)	20,661,218	20,661,218
BGI Cash Premier Fund LLC
4.90%(c)(d)(e)	377,377,154	377,377,154

		398,038,372

TOTAL SHORT-TERM INVESTMENTS
(Cost: $398,038,372)		398,038,372

TOTAL INVESTMENTS IN SECURITIES—108.03%
(Cost: $4,868,771,616)		5,278,210,299
Other Assets, Less Liabilities—(8.03)%		(392,392,135)

NET ASSETS—100.00%		$4,885,818,164

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.91%

ADVERTISING—0.61%
Getty Images Inc.(a)	193,002	$5,597,058
Harte-Hanks Inc.	108,016	1,868,677
Lamar Advertising Co.	137,392	6,604,433

		14,070,168
AEROSPACE & DEFENSE—1.06%
Alliant Techsystems Inc.(a)(b)	133,642	15,203,114
BE Aerospace Inc.(a)	105,018	5,555,452
DRS Technologies Inc.	66,510	3,609,498

		24,368,064
AIRLINES—0.05%
AirTran Holdings Inc.(a)(b)	174,602	1,250,150

		1,250,150
APPAREL—1.18%
Guess? Inc.	222,166	8,417,870
Hanesbrands Inc.(a)	208,332	5,660,380
Phillips-Van Heusen Corp.	82,728	3,049,354
Timberland Co. Class A(a)	204,652	3,700,108
Warnaco Group Inc. (The)(a)	184,807	6,431,284

		27,258,996
AUTO MANUFACTURERS—0.42%
Oshkosh Truck Corp.	203,651	9,624,546

		9,624,546
AUTO PARTS & EQUIPMENT—0.58%
BorgWarner Inc.	273,712	13,250,398

		13,250,398
BANKS—0.36%
Cathay General Bancorp	96,340	2,552,047
SVB Financial Group(a)(b)	66,456	3,349,382
Westamerica Bancorporation	54,360	2,421,738

		8,323,167
BEVERAGES—0.63%
Hansen Natural Corp.(a)(b)	243,889	10,801,844
PepsiAmericas Inc.	108,765	3,624,050

		14,425,894
BIOTECHNOLOGY—2.61%
Affymetrix Inc.(a)	279,552	6,468,833
Charles River Laboratories International Inc.(a)(b)	276,638	18,202,780
Invitrogen Corp.(a)(b)	189,641	17,714,366
Millennium Pharmaceuticals Inc.(a)	524,406	7,855,602
PDL BioPharma Inc.(a)(b)	293,950	5,150,004
Vertex Pharmaceuticals Inc.(a)	202,541	4,705,027

		60,096,612

BUILDING MATERIALS—0.49%
Martin Marietta Materials Inc.	85,119	11,286,779

		11,286,779
CHEMICALS—3.16%
Airgas Inc.	190,809	9,943,057
Albemarle Corp.	203,538	8,395,942
CF Industries Holdings Inc.	195,771	21,546,556
Cytec Industries Inc.	71,432	4,398,783
FMC Corp.	150,466	8,207,920
Minerals Technologies Inc.	34,748	2,326,379
Terra Industries Inc.(a)	378,149	18,060,396

		72,879,033
COAL—0.52%
Arch Coal Inc.	267,740	12,029,558

		12,029,558
COMMERCIAL SERVICES—6.08%
Alliance Data Systems Corp.(a)(b)	323,059	24,226,194
Career Education Corp.(a)(b)	372,309	9,359,848
ChoicePoint Inc.(a)	185,704	6,763,340
Corinthian Colleges Inc.(a)	346,007	5,328,508
Corporate Executive Board Co. (The)(b)	145,677	8,755,188
Deluxe Corp.	94,455	3,106,625
DeVry Inc.	137,684	7,154,061
Gartner Inc.(a)	278,742	4,894,710
ITT Educational Services Inc.(a)	120,381	10,264,888
Korn/Ferry International(a)	188,194	3,541,811
Navigant Consulting Inc.(a)	183,486	2,508,254
Pharmaceutical Product Development Inc.	426,499	17,217,765
Quanta Services Inc.(a)	187,592	4,922,414
Rollins Inc.	174,264	3,345,869
Service Corp. International	432,099	6,070,991
Sotheby’s Holdings Inc. Class A	270,623	10,310,736
Strayer Education Inc.	59,177	10,094,413
Valassis Communications Inc.(a)	195,730	2,288,084

		140,153,699
COMPUTERS—3.23%
Cadence Design Systems Inc.(a)	355,142	6,040,965
DST Systems Inc.(a)(b)	210,843	17,405,090
Jack Henry & Associates Inc.	198,883	4,840,812
NCR Corp.(a)	356,097	8,938,035
SRA International Inc. Class A(a)	172,770	5,088,076
Synopsys Inc.(a)	197,856	5,130,406
Western Digital Corp.(a)	897,102	27,101,451

		74,544,835
COSMETICS & PERSONAL CARE—0.15%
Alberto-Culver Co.	143,167	3,513,318

		3,513,318
DISTRIBUTION & WHOLESALE—0.90%
Fastenal Co.	513,402	20,751,709

		20,751,709
DIVERSIFIED FINANCIAL SERVICES—1.69%
Eaton Vance Corp.	503,972	22,885,369
Jefferies Group Inc.	221,963	5,116,247
Raymond James Financial Inc.	156,912	5,124,746

Waddell & Reed Financial Inc. Class A	158,573	5,722,900

		38,849,262
ELECTRICAL COMPONENTS & EQUIPMENT—1.90%
AMETEK Inc.	279,365	13,085,457
Energizer Holdings Inc.(a)	233,877	26,224,628
Hubbell Inc. Class B	86,735	4,475,526

		43,785,611
ELECTRONICS—2.78%
Amphenol Corp. Class A	726,586	33,691,793
Avnet Inc.(a)	311,175	10,881,790
Gentex Corp.	328,131	5,830,888
National Instruments Corp.	116,584	3,885,745
Thomas & Betts Corp.(a)	109,472	5,368,507
Varian Inc.(a)	65,663	4,287,794

		63,946,517
ENGINEERING & CONSTRUCTION—0.61%
Dycom Industries Inc.(a)	73,647	1,962,693
Granite Construction Inc.	68,127	2,464,835
KBR Inc.(a)	247,916	9,619,141

		14,046,669
ENTERTAINMENT—0.71%
International Speedway Corp. Class A	83,799	3,450,843
Macrovision Corp.(a)	220,202	4,036,303
Scientific Games Corp. Class A(a)(b)	264,810	8,804,932

		16,292,078
ENVIRONMENTAL CONTROL—1.67%
Mine Safety Appliances Co.	119,971	6,222,896
Republic Services Inc.	355,090	11,132,072
Stericycle Inc.(a)	354,641	21,065,675

		38,420,643
FOOD—0.30%
Hormel Foods Corp.	140,450	5,685,416
Tootsie Roll Industries Inc.	48,115	1,319,313

		7,004,729
FOREST PRODUCTS & PAPER—0.17%
Potlatch Corp.	85,446	3,797,220

		3,797,220
GAS—0.51%
Energen Corp.	183,972	11,816,522

		11,816,522
HAND & MACHINE TOOLS—0.51%
Kennametal Inc.	132,567	5,018,987
Lincoln Electric Holdings Inc.	94,458	6,723,520

		11,742,507
HEALTH CARE - PRODUCTS—9.19%
Advanced Medical Optics Inc.(a)	64,950	1,593,223
Beckman Coulter Inc.	143,834	10,471,115
DENTSPLY International Inc.	395,874	17,822,247
Edwards Lifesciences Corp.(a)	140,242	6,449,730
Gen-Probe Inc.(a)	218,950	13,778,523
Henry Schein Inc.(a)	364,838	22,401,053
Hologic Inc.(a)(b)	511,076	35,080,257
Intuitive Surgical Inc.(a)	155,852	50,573,974

Kinetic Concepts Inc.(a)(b)	219,818	11,773,452
ResMed Inc.(a)	315,821	16,590,077
Steris Corp.	141,981	4,094,732
TECHNE Corp.(a)	161,303	10,654,063
Ventana Medical Systems Inc.(a)	121,200	10,572,276

		211,854,722
HEALTH CARE - SERVICES—3.79%
Apria Healthcare Group Inc.(a)	178,401	3,848,110
Community Health Systems Inc.(a)	390,719	14,401,902
Covance Inc.(a)	260,041	22,524,751
Health Net Inc.(a)	256,945	12,410,443
LifePoint Hospitals Inc.(a)(b)	139,899	4,160,596
Lincare Holdings Inc.(a)	327,258	11,506,391
Psychiatric Solutions Inc.(a)	223,048	7,249,060
Universal Health Services Inc. Class B	133,132	6,816,358
WellCare Health Plans Inc.(a)	106,800	4,529,388

		87,446,999
HOME BUILDERS—1.22%
Hovnanian Enterprises Inc. Class A(a)(b)	95,326	683,487
M.D.C. Holdings Inc.	77,092	2,862,426
NVR Inc.(a)(b)	20,966	10,986,184
Thor Industries Inc.	84,040	3,194,360
Toll Brothers Inc.(a)(b)	518,279	10,396,677

		28,123,134
HOUSEHOLD PRODUCTS & WARES—0.74%
American Greetings Corp. Class A	127,068	2,579,480
Church & Dwight Co. Inc.	269,019	14,545,857

		17,125,337
INSURANCE—2.07%
Brown & Brown Inc.	464,017	10,904,399
HCC Insurance Holdings Inc.	320,064	9,179,436
Radian Group Inc.(b)	214,916	2,510,219
StanCorp Financial Group Inc.	108,454	5,463,913
W.R. Berkley Corp.	657,781	19,608,452

		47,666,419
INTERNET—2.30%
Avocent Corp.(a)	92,079	2,146,361
Digital River Inc.(a)	163,680	5,412,898
F5 Networks Inc.(a)	345,114	9,842,651
McAfee Inc.(a)	649,596	24,359,850
NetFlix Inc.(a)(b)	94,499	2,515,563
ValueClick Inc.(a)	398,857	8,734,968

		53,012,291
IRON & STEEL—2.57%
Carpenter Technology Corp.	129,850	9,760,824
Cleveland-Cliffs Inc.	170,353	17,171,582
Reliance Steel & Aluminum Co.	161,332	8,744,194
Steel Dynamics Inc.	393,839	23,460,989

		59,137,589
LEISURE TIME—0.18%
Life Time Fitness Inc.(a)(b)	84,261	4,186,086

		4,186,086
MACHINERY—3.49%
AGCO Corp.(a)	197,539	13,428,701
Flowserve Corp.	105,299	10,129,764

Graco Inc.	257,519	9,595,158
IDEX Corp.	151,855	5,486,521
Joy Global Inc.	440,433	28,989,300
Nordson Corp.	59,913	3,472,557
Wabtec Corp.	92,322	3,179,570
Zebra Technologies Corp. Class A(a)	179,563	6,230,836

		80,512,407
MANUFACTURING—2.78%
Brink’s Co. (The)	82,308	4,917,080
Carlisle Companies Inc.	105,687	3,913,590
Crane Co.	78,291	3,358,684
Donaldson Co. Inc.	291,372	13,513,833
Harsco Corp.	150,614	9,649,839
Matthews International Corp. Class A	127,965	5,997,720
Roper Industries Inc.	238,172	14,895,277
SPX Corp.	75,234	7,737,817

		63,983,840
MEDIA—0.34%
John Wiley & Sons Inc. Class A	182,833	7,832,566

		7,832,566
METAL FABRICATE & HARDWARE—0.62%
Commercial Metals Co.	484,869	14,279,392

		14,279,392
OFFICE FURNISHINGS—0.37%
Herman Miller Inc.	175,414	5,681,659
HNI Corp.(b)	81,434	2,855,076

		8,536,735
OIL & GAS—8.70%
Bill Barrett Corp.(a)(b)	38,953	1,630,962
Cimarex Energy Co.	335,730	14,278,597
Denbury Resources Inc.(a)	995,467	29,615,143
Encore Acquisition Co.(a)	220,144	7,346,205
Frontier Oil Corp.	430,593	17,473,464
Helmerich & Payne Inc.	155,270	6,221,669
Newfield Exploration Co.(a)	533,578	28,119,561
Patterson-UTI Energy Inc.	363,743	7,100,263
Pioneer Natural Resources Co.	487,458	23,807,449
Plains Exploration & Production Co.(a)	252,495	13,634,730
Quicksilver Resources Inc.(a)	209,049	12,457,230
Southwestern Energy Co.(a)	695,012	38,726,069

		200,411,342
OIL & GAS SERVICES—5.08%
Cameron International Corp.(a)	892,028	42,933,308
Exterran Holdings Inc.(a)	94,411	7,722,820
FMC Technologies Inc.(a)(b)	530,334	30,069,938
Grant Prideco Inc.(a)	517,769	28,741,357
Superior Energy Services Inc.(a)	221,965	7,640,035

		117,107,458
PHARMACEUTICALS—3.16%
Cephalon Inc.(a)	161,831	11,612,993
Endo Pharmaceuticals Holdings Inc.(a)	547,121	14,591,717
Medicis Pharmaceutical Corp. Class A	227,716	5,913,785
NBTY Inc.(a)	230,886	6,326,276
Par Pharmaceutical Companies Inc.(a)	140,482	3,371,568
Perrigo Co.	109,672	3,839,617
Sepracor Inc.(a)(b)	454,422	11,928,577

VCA Antech Inc.(a)	342,993	15,170,580

		72,755,113
PIPELINES—0.61%
Equitable Resources Inc.	263,623	14,045,833

		14,045,833
REAL ESTATE—0.47%
Jones Lang LaSalle Inc.	150,572	10,714,704

		10,714,704
RETAIL—8.53%
Advance Auto Parts Inc.	408,808	15,530,616
Aeropostale Inc.(a)	274,711	7,279,841
American Eagle Outfitters Inc.	871,374	18,098,438
AnnTaylor Stores Corp.(a)	125,341	3,203,716
BJ’s Wholesale Club Inc.(a)	116,494	3,940,992
Brinker International Inc.	256,770	5,022,421
CarMax Inc.(a)(b)	350,278	6,917,991
CBRL Group Inc.	59,490	1,926,881
Cheesecake Factory Inc. (The)(a)(b)	293,386	6,956,182
Chico’s FAS Inc.(a)	717,346	6,477,634
Chipotle Mexican Grill Inc. Class A(a)(b)	134,053	19,715,175
Coldwater Creek Inc.(a)	155,277	1,038,803
Copart Inc.(a)	287,817	12,246,613
Dick’s Sporting Goods Inc.(a)(b)	216,383	6,006,792
Dollar Tree Stores Inc.(a)	376,527	9,759,580
MSC Industrial Direct Co. Inc. Class A	123,224	4,986,875
O’Reilly Automotive Inc.(a)	468,760	15,201,887
Pacific Sunwear of California Inc.(a)	285,584	4,029,590
PetSmart Inc.	343,752	8,088,485
Ross Stores Inc.	553,801	14,160,692
Saks Inc.(a)	200,431	4,160,948
Urban Outfitters Inc.(a)(b)	460,274	12,547,069
Williams-Sonoma Inc.	360,613	9,339,877

		196,637,098
SEMICONDUCTORS—1.67%
Cree Inc.(a)(b)	346,580	9,520,553
Cypress Semiconductor Corp.(a)	187,322	6,749,212
Lam Research Corp.(a)(b)	276,282	11,943,671
Semtech Corp.(a)	122,694	1,904,211
Silicon Laboratories Inc.(a)	225,207	8,429,498

		38,547,145
SOFTWARE—5.17%
ACI Worldwide Inc.(a)	143,746	2,736,924
Activision Inc.(a)	689,661	20,482,932
Advent Software Inc.(a)	30,605	1,655,731
Broadridge Financial Solutions Inc.	298,759	6,701,164
Cerner Corp.(a)(b)	270,167	15,237,419
CSG Systems International Inc.(a)	60,171	885,717
Dun & Bradstreet Corp. (The)	236,576	20,967,731
Fair Isaac Corp.	205,131	6,594,962
Global Payments Inc.	322,626	15,008,562
Metavante Technologies Inc.(a)	204,619	4,771,715
Parametric Technology Corp.(a)	134,898	2,407,929
SEI Investments Co.	516,082	16,602,358
Sybase Inc.(a)	163,828	4,274,273
Wind River Systems Inc.(a)	87,568	781,982

		119,109,399

TELECOMMUNICATIONS—2.67%
ADTRAN Inc.	102,928	2,200,601
CommScope Inc.(a)(b)	113,350	5,577,953
Foundry Networks Inc.(a)	274,982	4,817,685
Harris Corp.	558,814	35,026,462
NeuStar Inc. Class A(a)(b)	128,118	3,674,424
Plantronics Inc.	196,341	5,104,866
Polycom Inc.(a)	187,850	5,218,473

		61,620,464
TEXTILES—0.37%
Mohawk Industries Inc.(a)(b)	113,775	8,464,860

		8,464,860
TRANSPORTATION—0.74%
J.B. Hunt Transport Services Inc.	230,769	6,357,686
Kansas City Southern Industries Inc.(a)	149,404	5,129,039
Overseas Shipholding Group Inc.	76,131	5,666,430

		17,153,155
WATER—0.20%
Aqua America Inc.	220,793	4,680,812

		4,680,812

TOTAL COMMON STOCKS
(Cost: $2,129,261,532)		2,302,473,584

Security	Shares	Value

SHORT-TERM INVESTMENTS—9.48%

MONEY MARKET FUNDS—9.48%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(c)(d)	8,091,194	8,091,194
BGI Cash Premier Fund LLC
4.90%(c)(d)(e)	210,377,138	210,377,138

		218,468,332

TOTAL SHORT-TERM INVESTMENTS
(Cost: $218,468,332)		218,468,332

TOTAL INVESTMENTS IN SECURITIES—109.39%
(Cost: $2,347,729,864)		2,520,941,916
Other Assets, Less Liabilities—(9.39)%		(216,393,154)

NET ASSETS—100.00%		$2,304,548,762

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.85%

ADVERTISING—0.45%
Harte-Hanks Inc.	85,383	$1,477,126
Lamar Advertising Co.	194,093	9,330,051

		10,807,177
AEROSPACE & DEFENSE—0.86%
BE Aerospace Inc.(a)	280,345	14,830,251
DRS Technologies Inc.	104,667	5,680,278

		20,510,529
AGRICULTURE—0.25%
Universal Corp.	115,728	5,927,588

		5,927,588
AIRLINES—0.42%
AirTran Holdings Inc.(a)	194,316	1,391,303
Alaska Air Group Inc.(a)	171,222	4,282,262
JetBlue Airways Corp.(a)(b)	730,810	4,311,779

		9,985,344
APPAREL—0.45%
Hanesbrands Inc.(a)	185,587	5,042,399
Phillips-Van Heusen Corp.	152,964	5,638,253

		10,680,652
AUTO MANUFACTURERS—0.20%
Oshkosh Truck Corp.	99,866	4,719,667

		4,719,667
AUTO PARTS & EQUIPMENT—1.04%
ArvinMeritor Inc.	308,959	3,624,089
BorgWarner Inc.	205,234	9,935,378
Lear Corp.(a)	325,085	8,991,851
Modine Manufacturing Co.	139,268	2,299,315

		24,850,633
BANKS—4.87%
Associated Banc-Corp	534,464	14,478,630
Bank of Hawaii Corp.	206,431	10,556,881
Cathay General Bancorp	108,042	2,862,033
City National Corp.	167,866	9,996,420
Colonial BancGroup Inc. (The)	663,721	8,986,782
Cullen/Frost Bankers Inc.	243,889	12,355,417
First Community Bancorp	102,160	4,213,078
FirstMerit Corp.	340,050	6,804,401
SVB Financial Group(a)	69,501	3,502,850
Synovus Financial Corp.	1,380,592	14,068,233
TCF Financial Corp.	449,825	8,065,362
Webster Financial Corp.	225,908	7,222,279
Westamerica Bancorporation	65,660	2,925,153

Wilmington Trust Corp.	289,570	10,192,864

		116,230,383
BEVERAGES—0.20%
PepsiAmericas Inc.	139,684	4,654,271

		4,654,271
BIOTECHNOLOGY—0.99%
Millennium Pharmaceuticals Inc.(a)	815,423	12,215,037
PDL BioPharma Inc.(a)(b)	189,797	3,325,243
Vertex Pharmaceuticals Inc.(a)	351,629	8,168,342

		23,708,622
BUILDING MATERIALS—0.49%
Martin Marietta Materials Inc.(b)	88,123	11,685,110

		11,685,110
CHEMICALS—4.16%
Airgas Inc.	149,295	7,779,762
Albemarle Corp.	124,685	5,143,256
Cabot Corp.	275,266	9,177,368
Chemtura Corp.	1,018,112	7,941,274
Cytec Industries Inc.	103,158	6,352,470
Ferro Corp.	185,075	3,836,605
FMC Corp.	162,612	8,870,485
Lubrizol Corp.	288,394	15,619,419
Minerals Technologies Inc.	45,233	3,028,349
Olin Corp.	313,820	6,066,141
RPM International Inc.	511,455	10,382,537
Sensient Technologies Corp.	198,974	5,626,985
Valspar Corp. (The)	416,984	9,398,819

		99,223,470
COAL—0.61%
Arch Coal Inc.	325,008	14,602,609

		14,602,609
COMMERCIAL SERVICES—3.32%
Avis Budget Group Inc.(a)	439,626	5,715,138
ChoicePoint Inc.(a)	107,114	3,901,092
Deluxe Corp.	121,905	4,009,455
DeVry Inc.	107,715	5,596,871
Kelly Services Inc. Class A	88,837	1,657,698
Manpower Inc.	340,430	19,370,467
MPS Group Inc.(a)	426,969	4,671,041
Quanta Services Inc.(a)	524,931	13,774,189
Rent-A-Center Inc.(a)	271,073	3,935,980
Service Corp. International	764,544	10,741,843
United Rentals Inc.(a)	319,436	5,864,845

		79,238,619
COMPUTERS—2.26%
Cadence Design Systems Inc.(a)	769,210	13,084,262
Diebold Inc.	271,908	7,879,894
Imation Corp.	129,839	2,726,619
Jack Henry & Associates Inc.	122,849	2,990,145
Mentor Graphics Corp.(a)	363,381	3,917,247
NCR Corp.(a)	396,636	9,955,564
Palm Inc.(b)	448,194	2,841,550
Synopsys Inc.(a)	403,657	10,466,826

		53,862,107

COSMETICS & PERSONAL CARE—0.21%
Alberto-Culver Co.	201,921	4,955,141

		4,955,141
DISTRIBUTION & WHOLESALE—0.84%
Ingram Micro Inc. Class A(a)	617,579	11,141,125
Tech Data Corp.(a)	233,888	8,822,255

		19,963,380
DIVERSIFIED FINANCIAL SERVICES—1.17%
AmeriCredit Corp.(a)(b)	482,764	6,174,552
IndyMac Bancorp Inc.(b)	313,625	1,866,069
Jefferies Group Inc.	241,937	5,576,648
Raymond James Financial Inc.	235,567	7,693,618
Waddell & Reed Financial Inc. Class A	185,168	6,682,713

		27,993,600
ELECTRIC—10.61%
Alliant Energy Corp.	463,565	18,862,460
Aquila Inc.(a)	1,590,432	5,932,311
Black Hills Corp.	159,506	7,034,215
DPL Inc.	477,662	14,162,678
Energy East Corp.	665,223	18,100,718
Great Plains Energy Inc.	362,985	10,642,720
Hawaiian Electric Industries Inc.	350,436	7,979,428
IDACORP Inc.	190,147	6,696,977
MDU Resources Group Inc.	766,024	21,149,923
Northeast Utilities	651,195	20,388,915
NSTAR	449,060	16,264,953
OGE Energy Corp.	386,153	14,013,492
PNM Resources Inc.	324,313	6,956,514
Puget Energy Inc.	493,014	13,523,374
SCANA Corp.	490,115	20,658,347
Sierra Pacific Resources Corp.	982,463	16,682,222
Westar Energy Inc.	389,098	10,093,202
Wisconsin Energy Corp.	491,094	23,921,189

		253,063,638
ELECTRICAL COMPONENTS & EQUIPMENT—0.64%
AMETEK Inc.	158,358	7,417,489
Hubbell Inc. Class B	154,092	7,951,147

		15,368,636
ELECTRONICS—2.50%
Arrow Electronics Inc.(a)	515,661	20,255,164
Avnet Inc.(a)	309,654	10,828,600
Gentex Corp.	265,399	4,716,140
KEMET Corp.(a)	329,257	2,182,974
National Instruments Corp.	121,122	4,036,996
Thomas & Betts Corp.(a)	101,574	4,981,189
Varian Inc.(a)	59,141	3,861,907
Vishay Intertechnology Inc.(a)	779,716	8,896,560

		59,759,530
ENGINEERING & CONSTRUCTION—1.73%
Dycom Industries Inc.(a)	96,557	2,573,244
Granite Construction Inc.	77,441	2,801,815
KBR Inc.(a)	455,738	17,682,634
URS Corp.(a)	335,623	18,234,398

		41,292,091
ENTERTAINMENT—0.07%
International Speedway Corp. Class A	41,705	1,717,412

		1,717,412

ENVIRONMENTAL CONTROL—0.41%
Republic Services Inc.	311,537	9,766,685

		9,766,685
FOOD—2.17%
Corn Products International Inc.	311,756	11,457,033
Hormel Foods Corp.	157,471	6,374,426
J.M. Smucker Co. (The)	242,163	12,456,865
Ruddick Corp.	157,617	5,464,581
Smithfield Foods Inc.(a)	491,487	14,213,804
Tootsie Roll Industries Inc.	64,642	1,772,484

		51,739,193
FOREST PRODUCTS & PAPER—1.43%
Louisiana-Pacific Corp.	437,758	5,988,529
Potlatch Corp.	76,836	3,414,592
Rayonier Inc.	328,187	15,503,554
Temple-Inland Inc.(a)	446,631	9,312,256

		34,218,931
GAS—1.49%
AGL Resources Inc.	322,367	12,133,894
Energen Corp.	112,177	7,205,129
Vectren Corp.	322,537	9,356,798
WGL Holdings Inc.	208,923	6,844,318

		35,540,139
HAND & MACHINE TOOLS—0.55%
Kennametal Inc.	190,961	7,229,783
Lincoln Electric Holdings Inc.	83,912	5,972,856

		13,202,639
HEALTH CARE - PRODUCTS—1.90%
Advanced Medical Optics Inc.(a)(b)	187,465	4,598,516
Beckman Coulter Inc.	114,080	8,305,024
DENTSPLY International Inc.	226,550	10,199,281
Edwards Lifesciences Corp.(a)	92,220	4,241,198
Hillenbrand Industries Inc.	259,152	14,442,541
Steris Corp.	121,749	3,511,241

		45,297,801
HEALTH CARE - SERVICES—1.19%
Health Management Associates Inc. Class A	993,594	5,941,692
Health Net Inc.(a)	196,614	9,496,456
Kindred Healthcare Inc.(a)	119,451	2,983,886
LifePoint Hospitals Inc.(a)(b)	97,777	2,907,888
Universal Health Services Inc. Class B	87,704	4,490,445
WellCare Health Plans Inc.(a)	62,884	2,666,910

		28,487,277
HOME BUILDERS—0.41%
Hovnanian Enterprises Inc. Class A(a)(b)	44,784	321,101
M.D.C. Holdings Inc.	67,259	2,497,327
Ryland Group Inc.	171,564	4,726,588
Thor Industries Inc.	56,944	2,164,441

		9,709,457
HOME FURNISHINGS—0.09%
Furniture Brands International Inc.	208,898	2,101,514

		2,101,514

HOUSEHOLD PRODUCTS & WARES—0.82%
American Greetings Corp. Class A	102,937	2,089,621
Blyth Inc.	94,538	2,074,164
Scotts Miracle-Gro Co. (The) Class A	182,381	6,824,697
Tupperware Brands Corp.	259,842	8,582,581

		19,571,063
INSURANCE—6.34%
American Financial Group Inc.	306,613	8,854,983
Arthur J. Gallagher & Co.	389,809	9,429,480
Commerce Group Inc.	177,737	6,394,977
Everest Re Group Ltd.	265,257	26,631,803
Fidelity National Financial Inc.	907,547	13,259,262
First American Corp.	385,710	13,160,425
Hanover Insurance Group Inc. (The)	218,795	10,020,811
HCC Insurance Holdings Inc.	149,448	4,286,169
Horace Mann Educators Corp.	184,667	3,497,593
Mercury General Corp.	150,182	7,480,565
Old Republic International Corp.	968,972	14,931,859
PMI Group Inc. (The)	329,956	4,381,816
Protective Life Corp.	295,296	12,113,042
Radian Group Inc.(b)	126,280	1,474,950
StanCorp Financial Group Inc.	95,327	4,802,574
Unitrin Inc.	218,273	10,474,921

		151,195,230
INTERNET—0.23%
Avocent Corp.(a)	115,524	2,692,864
NetFlix Inc.(a)(b)	104,755	2,788,578

		5,481,442
IRON & STEEL—0.47%
Carpenter Technology Corp.	72,845	5,475,759
Reliance Steel & Aluminum Co.	107,447	5,823,627

		11,299,386
LEISURE TIME—0.32%
Callaway Golf Co.	281,063	4,898,928
Life Time Fitness Inc.(a)	54,689	2,716,950

		7,615,878
LODGING—0.33%
Boyd Gaming Corp.	232,113	7,908,090

		7,908,090
MACHINERY—1.82%
AGCO Corp.(a)	181,180	12,316,616
Flowserve Corp.	131,077	12,609,607
IDEX Corp.	185,936	6,717,868
Nordson Corp.	80,206	4,648,740
Wabtec Corp.	109,945	3,786,506
Zebra Technologies Corp. Class A(a)	98,424	3,415,313

		43,494,650
MANUFACTURING—3.94%
Brink’s Co. (The)	117,802	7,037,492
Carlisle Companies Inc.	154,823	5,733,096
Crane Co.	134,070	5,751,603
Federal Signal Corp.	187,615	2,105,040
Harsco Corp.	198,460	12,715,332
Lancaster Colony Corp.	91,618	3,637,235
Pentair Inc.	418,379	14,563,773
Roper Industries Inc.	123,812	7,743,203
SPX Corp.	143,240	14,732,234

Teleflex Inc.	163,940	10,329,859
Trinity Industries Inc.	343,444	9,534,005

		93,882,872
MEDIA—0.67%
Belo Corp.	371,685	6,482,186
Entercom Communications Corp.	99,531	1,362,579
Lee Enterprises Inc.	170,456	2,497,180
Media General Inc. Class A	87,452	1,858,355
Scholastic Corp.(a)	111,168	3,878,652

		16,078,952
METAL FABRICATE & HARDWARE—0.76%
Timken Co. (The)	403,048	13,240,127
Worthington Industries Inc.	278,783	4,984,640

		18,224,767
OFFICE FURNISHINGS—0.26%
Herman Miller Inc.	75,863	2,457,203
HNI Corp.(b)	109,579	3,841,840

		6,299,043
OIL & GAS—3.12%
Bill Barrett Corp.(a)(b)	99,980	4,186,163
Forest Oil Corp.(a)	365,822	18,598,391
Helmerich & Payne Inc.	274,625	11,004,224
Patterson-UTI Energy Inc.	271,696	5,303,506
Plains Exploration & Production Co.(a)(b)	213,716	11,540,664
Pride International Inc.(a)	701,311	23,774,443

		74,407,391
OIL & GAS SERVICES—1.30%
Exterran Holdings Inc.(a)	179,683	14,698,070
Superior Energy Services Inc.(a)	107,158	3,688,378
Tidewater Inc.	230,888	12,666,516

		31,052,964
PACKAGING & CONTAINERS—1.04%
Packaging Corp. of America	391,397	11,037,395
Sonoco Products Co.	418,295	13,669,881

		24,707,276
PHARMACEUTICALS—1.33%
Cephalon Inc.(a)	113,725	8,160,906
Omnicare Inc.	506,391	11,550,779
Perrigo Co.	212,886	7,453,139
Valeant Pharmaceuticals International(a)(b)	386,101	4,621,629

		31,786,453
PIPELINES—2.04%
Equitable Resources Inc.	238,513	12,707,973
National Fuel Gas Co.	350,935	16,381,646
ONEOK Inc.	435,873	19,514,034

		48,603,653
REAL ESTATE INVESTMENT TRUSTS—10.14%
Alexandria Real Estate Equities Inc.	133,125	13,534,819
AMB Property Corp.	415,928	23,940,816
BRE Properties Inc. Class A	210,168	8,518,109
Camden Property Trust	233,934	11,263,922
Cousins Properties Inc.	159,093	3,515,955
Duke Realty Corp.	612,193	15,965,993
Equity One Inc.	157,362	3,624,047

Federal Realty Investment Trust	237,127	19,479,983
Health Care REIT Inc.	356,923	15,950,889
Highwoods Properties Inc.	241,423	7,093,008
Hospitality Properties Trust	395,120	12,730,766
Liberty Property Trust	385,512	11,106,601
Macerich Co. (The)	304,624	21,646,581
Mack-Cali Realty Corp.	286,239	9,732,126
Nationwide Health Properties Inc.	391,217	12,272,477
Realty Income Corp.	425,607	11,499,901
Regency Centers Corp.	292,554	18,866,807
UDR Inc.	565,031	11,215,865
Weingarten Realty Investors	319,077	10,031,781

		241,990,446
RETAIL—3.40%
AnnTaylor Stores Corp.(a)	128,628	3,287,732
Barnes & Noble Inc.	198,031	6,822,168
BJ’s Wholesale Club Inc.(a)	149,385	5,053,695
Bob Evans Farms Inc.	140,891	3,794,195
Borders Group Inc.	251,547	2,678,976
Brinker International Inc.	173,705	3,397,670
CarMax Inc.(a)(b)	552,932	10,920,407
CBRL Group Inc.	41,005	1,328,152
Charming Shoppes Inc.(a)	461,964	2,499,225
Coldwater Creek Inc.(a)	105,745	707,434
Collective Brands Inc.(a)	265,896	4,623,931
Dick’s Sporting Goods Inc.(a)(b)	124,096	3,444,905
Foot Locker Inc.	651,565	8,900,378
MSC Industrial Direct Co. Inc. Class A	73,189	2,961,959
99 Cents Only Stores(a)	176,313	1,403,452
PetSmart Inc.	183,402	4,315,449
Regis Corp.	180,120	5,036,155
Ruby Tuesday Inc.	201,304	1,962,714
Saks Inc.(a)(b)	388,827	8,072,049

		81,210,646
SAVINGS & LOANS—1.89%
Astoria Financial Corp.	344,486	8,016,189
First Niagara Financial Group Inc.	446,696	5,378,220
New York Community Bancorp Inc.	1,359,042	23,891,958
Washington Federal Inc.	369,053	7,790,709

		45,077,076
SEMICONDUCTORS—3.52%
Atmel Corp.(a)	1,857,333	8,023,679
Cypress Semiconductor Corp.(a)	475,084	17,117,277
Fairchild Semiconductor International Inc. Class A(a)	525,317	7,580,324
Integrated Device Technology Inc.(a)	787,877	8,910,889
International Rectifier Corp.(a)	301,172	10,230,813
Intersil Corp. Class A	550,846	13,484,710
Lam Research Corp.(a)	284,262	12,288,646
Semtech Corp.(a)	149,572	2,321,357
TriQuint Semiconductor Inc.(a)	601,000	3,984,630

		83,942,325
SOFTWARE—2.15%
Activision Inc.(a)	511,425	15,189,323
Acxiom Corp.	303,365	3,558,471
Advent Software Inc.(a)(b)	43,811	2,370,175
Broadridge Financial Solutions Inc.	282,967	6,346,950
CSG Systems International Inc.(a)	82,130	1,208,954
Metavante Technologies Inc.(a)	149,769	3,492,613

MoneyGram International Inc.(b)	337,479	5,187,052
Parametric Technology Corp.(a)	348,063	6,212,925
Sybase Inc.(a)	212,615	5,547,125
Wind River Systems Inc.(a)	244,486	2,183,260

		51,296,848
TELECOMMUNICATIONS—3.46%
ADC Telecommunications Inc.(a)	495,953	7,712,069
ADTRAN Inc.	139,679	2,986,337
Cincinnati Bell Inc.(a)	1,010,475	4,799,756
CommScope Inc.(a)(b)	159,404	7,844,271
Foundry Networks Inc.(a)	347,875	6,094,770
NeuStar Inc. Class A(a)(b)	188,128	5,395,511
Polycom Inc.(a)(b)	192,287	5,341,733
RF Micro Devices Inc.(a)(b)	1,192,930	6,811,630
Telephone and Data Systems Inc.	446,085	27,924,921
3Com Corp.(a)	1,674,357	7,568,094

		82,479,092
TEXTILES—0.36%
Mohawk Industries Inc.(a)(b)	114,558	8,523,115

		8,523,115
TRANSPORTATION—1.56%
Alexander & Baldwin Inc.	180,379	9,318,379
Con-way Inc.	190,536	7,914,865
J.B. Hunt Transport Services Inc.	130,488	3,594,944
Kansas City Southern Industries Inc.(a)	169,191	5,808,327
Overseas Shipholding Group Inc.	43,160	3,212,399
Werner Enterprises Inc.	192,377	3,276,180
YRC Worldwide Inc.(a)(b)	240,703	4,113,614

		37,238,708
TRUCKING & LEASING—0.31%
GATX Corp.	202,316	7,420,951

		7,420,951
WATER—0.29%
Aqua America Inc.	329,199	6,979,019

		6,979,019

TOTAL COMMON STOCKS
(Cost: $2,362,077,352)		2,382,631,181

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.81%

MONEY MARKET FUNDS—3.81%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.84%(c)(d)	15,016,317	15,016,317
BGI Cash Premier Fund LLC 4.90%(c)(d)(e)	75,844,224	75,844,224

		90,860,541

TOTAL SHORT-TERM INVESTMENTS
(Cost: $90,860,541)		90,860,541

TOTAL INVESTMENTS IN SECURITIES—103.66%
(Cost: $2,452,937,893)		2,473,491,722

SHORT POSITIONS(f)—(0.00)%

COMMON STOCKS—(0.00)%
Powerwave Technologies Inc.	(1,900)	(7,657)

		(7,657)

TOTAL SHORT POSITIONS
(Proceeds: $7,657)		(7,657)
Other Assets, Less Liabilities—(3.66)%		(87,334,250)

NET ASSETS — 100.00%		$2,386,149,815

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.
(f)	The Fund had a short position as a result of an in-kind redemption.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—100.13%

ADVERTISING—0.19%
inVentiv Health Inc.(a)	269,302	$8,337,590

		8,337,590
AEROSPACE & DEFENSE—2.27%
AAR Corp.(a)	315,592	12,001,964
Curtiss-Wright Corp.	370,106	18,579,321
Esterline Technologies Corp.(a)	243,506	12,601,436
GenCorp Inc.(a)(b)	469,046	5,469,076
Kaman Corp.	204,747	7,536,737
Moog Inc. Class A(a)	353,293	16,184,352
Teledyne Technologies Inc.(a)	292,077	15,576,466
Triumph Group Inc.	138,960	11,443,356

		99,392,708
AGRICULTURE—0.22%
Alliance One International Inc.(a)	743,882	3,027,600
Andersons Inc. (The)	149,231	6,685,549

		9,713,149
AIRLINES—0.36%
Frontier Airlines Holdings Inc.(a)(b)	307,471	1,617,297
Mesa Air Group Inc.(a)	238,883	738,148
SkyWest Inc.	506,876	13,609,621

		15,965,066
APPAREL—2.26%
Crocs Inc.(a)(b)	684,454	25,194,752
Deckers Outdoor Corp.(a)(b)	107,369	16,648,637
Gymboree Corp.(a)(b)	238,857	7,275,584
Iconix Brand Group Inc.(a)(b)	474,040	9,319,626
Kellwood Co.	216,271	3,598,749
K-Swiss Inc. Class A	223,346	4,042,563
Maidenform Brands Inc.(a)	157,833	2,135,480
Oxford Industries Inc.	129,667	3,341,519
Quiksilver Inc.(a)	1,023,996	8,785,886
SKECHERS U.S.A. Inc. Class A(a)	271,222	5,291,541
Volcom Inc.(a)(b)	121,416	2,674,794
Wolverine World Wide Inc.	435,172	10,670,417

		98,979,548
AUTO MANUFACTURERS—0.10%
A.S.V. Inc.(a)(b)	168,081	2,327,922
Wabash National Corp.	254,142	1,954,352

		4,282,274
AUTO PARTS & EQUIPMENT—0.15%
Spartan Motors Inc.	273,147	2,086,843
Standard Motor Products Inc.	101,089	824,886

Superior Industries International Inc.	193,916	3,523,454

		6,435,183
BANKS—6.26%
Alabama National BanCorporation	140,914	10,964,518
Bank Mutual Corp.	438,898	4,639,152
Boston Private Financial Holdings Inc.	311,308	8,430,221
Cascade Bancorp(b)	238,115	3,314,561
Central Pacific Financial Corp.	249,339	4,602,798
Chittenden Corp.	411,084	14,642,812
Columbia Banking System Inc.	149,068	4,431,792
Community Bank System Inc.	247,541	4,918,640
Corus Bankshares Inc.(b)	272,353	2,906,007
East West Bancorp Inc.	524,792	12,715,710
First BanCorp (Puerto Rico)	633,818	4,620,533
First Commonwealth Financial Corp.	530,284	5,647,525
First Financial Bancorp	256,215	2,920,851
First Indiana Corp.	107,915	3,453,280
First Midwest Bancorp Inc.	404,526	12,378,496
Fremont General Corp.(a)(b)	563,557	1,972,450
Frontier Financial Corp.(b)	346,239	6,429,658
Glacier Bancorp Inc.	446,948	8,375,806
Hancock Holding Co.	205,878	7,864,540
Hanmi Financial Corp.	330,044	2,844,979
Independent Bank Corp. (Michigan)	164,990	1,567,405
Irwin Financial Corp.	155,161	1,140,433
Nara Bancorp Inc.	181,653	2,119,891
PrivateBancorp Inc.(b)	154,758	5,052,849
Prosperity Bancshares Inc.	318,264	9,353,779
Provident Bankshares Corp.	265,806	5,685,590
Signature Bank(a)	247,039	8,337,566
South Financial Group Inc. (The)(b)	603,281	9,429,282
Sterling Bancorp	149,817	2,043,504
Sterling Bancshares Inc.	607,757	6,782,568
Sterling Financial Corp. (Washington)	428,612	7,196,395
Susquehanna Bancshares Inc.	709,934	13,091,183
TrustCo Bank Corp. NY	626,166	6,211,567
UCBH Holdings Inc.	866,251	12,266,114
UMB Financial Corp.	302,113	11,589,055
Umpqua Holdings Corp.	499,479	7,662,008
United Bancshares Inc.	320,315	8,975,226
United Community Banks Inc.(b)	333,135	5,263,533
Whitney Holding Corp.	563,362	14,731,916
Wilshire Bancorp Inc.	145,721	1,143,910
Wintrust Financial Corp.	195,203	6,467,075

		274,185,178
BEVERAGES—0.14%
Boston Beer Co. Inc. Class A(a)	85,148	3,205,822
Peet’s Coffee & Tea Inc.(a)	103,489	3,008,425

		6,214,247
BIOTECHNOLOGY—1.27%
ArQule Inc.(a)	287,033	1,664,791
Cambrex Corp.	236,232	1,979,624
CryoLife Inc.(a)	205,050	1,630,148
Enzo Biochem Inc.(a)	260,286	3,316,044
Integra LifeSciences Holdings Corp.(a)(b)	153,167	6,422,292
LifeCell Corp.(a)	254,053	10,952,225
Martek Biosciences Corp.(a)	268,779	7,950,483
Regeneron Pharmaceuticals Inc.(a)	550,537	13,295,469
Savient Pharmaceuticals Inc.(a)	364,655	8,376,125

		55,587,201

BUILDING MATERIALS—1.46%
Apogee Enterprises Inc.	241,289	4,128,455
Drew Industries Inc.(a)	150,804	4,132,030
Lennox International Inc.	532,247	22,045,671
NCI Building Systems Inc.(a)(b)	167,661	4,826,960
Simpson Manufacturing Co. Inc.(b)	310,552	8,257,578
Texas Industries Inc.(b)	227,644	15,957,844
Universal Forest Products Inc.	158,514	4,669,822

		64,018,360
CHEMICALS—1.28%
A. Schulman Inc.	227,933	4,911,956
Arch Chemicals Inc.	204,729	7,523,791
Georgia Gulf Corp.(b)	288,484	1,909,764
H.B. Fuller Co.	499,899	11,222,733
OM Group Inc.(a)	250,755	14,428,443
OMNOVA Solutions Inc.(a)	352,187	1,553,145
Penford Corp.	89,398	2,287,695
PolyOne Corp.(a)	775,570	5,103,251
Quaker Chemical Corp.	84,267	1,851,346
Tronox Inc. Class B	346,136	2,994,076
Zep Inc.(a)	179,017	2,482,966

		56,269,166
COAL—0.75%
Massey Energy Co.	662,525	23,685,269
Patriot Coal Corp.(a)	220,573	9,206,717

		32,891,986
COMMERCIAL SERVICES—4.40%
Aaron Rents Inc.	452,359	8,703,387
ABM Industries Inc.	366,137	7,465,533
Administaff Inc.	196,248	5,549,893
AMN Healthcare Services Inc.(a)	251,310	4,314,993
Arbitron Inc.	235,145	9,774,978
Bankrate Inc.(a)(b)	107,634	5,176,119
Bowne & Co. Inc.	223,246	3,929,130
Bright Horizons Family Solutions Inc.(a)	218,952	7,562,602
CDI Corp.	112,811	2,736,795
Chemed Corp.	199,244	11,133,755
Coinstar Inc.(a)(b)	232,952	6,557,599
Consolidated Graphics Inc.(a)	100,779	4,819,252
CPI Corp.	44,419	1,046,067
Cross Country Healthcare Inc.(a)	266,652	3,797,124
Gevity HR Inc.	196,856	1,513,823
Healthcare Services Group Inc.	348,335	7,377,735
Heidrick & Struggles International Inc.	147,119	5,459,586
Hooper Holmes Inc.(a)	576,717	991,953
Kendle International Inc.(a)(b)	106,639	5,216,780
Live Nation Inc.(a)(b)	610,728	8,867,771
MAXIMUS Inc.	154,053	5,947,986
Midas Inc.(a)(b)	120,056	1,760,021
On Assignment Inc.(a)	295,904	2,074,287
PAREXEL International Corp.(a)	230,773	11,146,336
PharmaNet Development Group Inc.(a)	155,791	6,108,565
Pre-Paid Legal Services Inc.(a)	73,138	4,048,188
Rewards Network Inc.(a)	222,331	1,104,985
Spherion Corp.(a)	466,714	3,397,678
StarTek Inc.(a)	96,027	894,011
TrueBlue Inc.(a)	367,022	5,314,479
Universal Technical Institute Inc.(a)	196,227	3,335,859
Viad Corp.	171,475	5,415,181

Volt Information Sciences Inc.(a)	113,676	2,075,724
Watson Wyatt Worldwide Inc.	352,572	16,362,867
Wright Express Corp.(a)	331,070	11,749,674

		192,730,716
COMPUTERS—2.67%
Agilysys Inc.	220,540	3,334,565
Ansoft Corp.(a)	132,985	3,437,662
CACI International Inc. Class A(a)(b)	249,873	11,186,814
Catapult Communications Corp.(a)	79,271	598,496
CIBER Inc.(a)	452,869	2,767,030
FactSet Research Systems Inc.	356,126	19,836,218
Hutchinson Technology Inc.(a)	217,655	5,728,680
Manhattan Associates Inc.(a)	213,112	5,617,632
Mercury Computer Systems Inc.(a)(b)	188,940	3,043,823
MICROS Systems Inc.(a)	340,237	23,871,028
MTS Systems Corp.	147,427	6,290,710
Radiant Systems Inc.(a)	218,979	3,773,008
RadiSys Corp.(a)	184,719	2,475,235
SI International Inc.(a)	109,471	3,007,168
Stratasys Inc.(a)	174,317	4,504,351
Sykes Enterprises Inc.(a)	272,837	4,911,066
Synaptics Inc.(a)(b)	213,755	8,798,156
Tyler Technologies Inc.(a)	288,453	3,718,159

		116,899,801
COSMETICS & PERSONAL CARE—0.27%
Chattem Inc.(a)	158,077	11,941,137

		11,941,137
DISTRIBUTION & WHOLESALE—1.72%
Bell Microproducts Inc.(a)	251,920	1,514,039
Brightpoint Inc.(a)(b)	426,620	6,552,883
Building Materials Holding Corp.(b)	247,073	1,366,314
LKQ Corp.(a)	938,876	19,735,174
Owens & Minor Inc.	337,522	14,321,058
Pool Corp.(b)	395,821	7,849,130
ScanSource Inc.(a)	215,719	6,978,510
United Stationers Inc.(a)	208,308	9,625,913
Watsco Inc.	204,743	7,526,353

		75,469,374
DIVERSIFIED FINANCIAL SERVICES—1.33%
Financial Federal Corp.	213,803	4,765,669
Investment Technology Group Inc.(a)	365,012	17,370,921
LaBranche & Co. Inc.(a)(b)	451,153	2,273,811
optionsXpress Holdings Inc.	367,088	12,414,916
Piper Jaffray Companies(a)	146,023	6,763,785
Portfolio Recovery Associates Inc.(b)	125,937	4,995,921
SWS Group Inc.	186,905	2,368,086
TradeStation Group Inc.(a)	239,592	3,404,602
World Acceptance Corp.(a)	140,764	3,797,813

		58,155,524
ELECTRIC—1.51%
ALLETE Inc.	215,146	8,515,479
Avista Corp.	439,961	9,476,760
Central Vermont Public Service Corp.	85,437	2,634,877
CH Energy Group Inc.	113,107	5,037,786
Cleco Corp.	499,403	13,883,403
El Paso Electric Co.(a)	375,940	9,612,786
UIL Holdings Corp.	209,646	7,746,420
UniSource Energy Corp.	294,107	9,279,076

		66,186,587

ELECTRICAL COMPONENTS & EQUIPMENT—0.81%
Advanced Energy Industries Inc.(a)	297,506	3,891,378
Belden Inc.	376,312	16,745,884
C&D Technologies Inc.(a)	213,759	1,412,947
Greatbatch Inc.(a)(b)	188,082	3,759,759
Littelfuse Inc.(a)	186,152	6,135,570
Magnetek Inc.(a)	253,604	1,085,425
Vicor Corp.	159,261	2,482,879

		35,513,842
ELECTRONICS—6.03%
Analogic Corp.	110,548	7,486,311
Bel Fuse Inc. Class B	99,060	2,899,486
Benchmark Electronics Inc.(a)	595,543	10,558,977
Brady Corp. Class A	451,058	15,827,625
Checkpoint Systems Inc.(a)	328,781	8,541,730
CTS Corp.	294,334	2,922,737
Cubic Corp.	129,181	5,063,895
Cymer Inc.(a)	254,574	9,910,566
Daktronics Inc.	278,269	6,280,531
Dionex Corp.(a)	155,302	12,868,324
Electro Scientific Industries Inc.(a)	232,084	4,606,867
FARO Technologies Inc.(a)	138,767	3,771,687
FEI Co.(a)	302,140	7,502,136
FLIR Systems Inc.(a)(b)	1,127,765	35,299,045
Itron Inc.(a)(b)	253,599	24,337,896
Keithley Instruments Inc.	118,407	1,146,180
LoJack Corp.(a)	155,070	2,606,727
Methode Electronics Inc.	317,042	5,212,170
Park Electrochemical Corp.	169,312	4,781,371
Photon Dynamics Inc.(a)	139,332	1,156,456
Planar Systems Inc.(a)	147,445	943,648
Plexus Corp.(a)	387,070	10,164,458
Rogers Corp.(a)	148,401	6,436,151
Sonic Solutions Inc.(a)	216,880	2,253,383
Technitrol Inc.	340,498	9,731,433
Trimble Navigation Ltd.(a)	1,007,196	30,457,607
TTM Technologies Inc.(a)	352,353	4,108,436
Watts Water Technologies Inc. Class A(b)	261,238	7,784,892
Woodward Governor Co.	245,266	16,665,825
X-Rite Inc.(a)	239,493	2,782,909

		264,109,459
ENERGY - ALTERNATE SOURCES—0.09%
Headwaters Inc.(a)(b)	352,379	4,136,929

		4,136,929
ENGINEERING & CONSTRUCTION—1.30%
EMCOR Group Inc.(a)	537,888	12,710,293
Insituform Technologies Inc. Class A(a)	227,240	3,363,152
Shaw Group Inc. (The)(a)	674,311	40,755,357

		56,828,802
ENTERTAINMENT—0.35%
Pinnacle Entertainment Inc.(a)(b)	498,031	11,733,610
Shuffle Master Inc.(a)(b)	294,766	3,534,244

		15,267,854
ENVIRONMENTAL CONTROL—0.64%
Tetra Tech Inc.(a)	487,274	10,476,391
Waste Connections Inc.(a)	565,667	17,479,110

		27,955,501

FOOD—2.08%
Flowers Foods Inc.	648,594	15,183,586
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	190,981	5,983,435
Hain Celestial Group Inc.(a)	330,470	10,575,040
J&J Snack Foods Corp.	117,208	3,666,266
Lance Inc.	259,200	5,292,864
Nash Finch Co.	112,430	3,966,530
Performance Food Group Co.(a)	296,072	7,955,455
Ralcorp Holdings Inc.(a)	213,752	12,993,984
Sanderson Farms Inc.	127,464	4,305,734
Spartan Stores Inc.	182,006	4,158,837
TreeHouse Foods Inc.(a)	260,393	5,986,435
United Natural Foods Inc.(a)	356,682	11,313,953

		91,382,119
FOREST PRODUCTS & PAPER—0.62%
Buckeye Technologies Inc.(a)	326,526	4,081,575
Caraustar Industries Inc.(a)	246,714	762,346
Deltic Timber Corp.	88,778	4,571,179
Neenah Paper Inc.	124,764	3,636,871
Rock-Tenn Co. Class A	278,984	7,088,983
Schweitzer-Mauduit International Inc.	130,062	3,369,906
Wausau Paper Corp.	422,016	3,793,924

		27,304,784
GAS—3.16%
Atmos Energy Corp.	744,474	20,875,051
Laclede Group Inc. (The)	180,548	6,181,964
New Jersey Resources Corp.	231,092	11,559,222
Northwest Natural Gas Co.	220,276	10,718,630
Piedmont Natural Gas Co.	616,472	16,126,908
South Jersey Industries Inc.	246,436	8,893,875
Southern Union Co.	998,604	29,319,013
Southwest Gas Corp.	354,107	10,541,765
UGI Corp.	887,664	24,188,844

		138,405,272
HAND & MACHINE TOOLS—0.56%
Baldor Electric Co.	382,073	12,860,577
Regal Beloit Corp.	264,787	11,902,176

		24,762,753
HEALTH CARE - PRODUCTS—5.05%
American Medical Systems Holdings Inc.(a)(b)	601,228	8,693,757
ArthroCare Corp.(a)(b)	230,064	11,054,575
BioLase Technology Inc.(a)(b)	201,337	475,155
CONMED Corp.(a)(b)	235,009	5,431,058
Cooper Companies Inc. (The)	372,953	14,172,214
Cyberonics Inc.(a)	184,871	2,432,902
Datascope Corp.	107,992	3,930,909
Haemonetics Corp.(a)	211,560	13,332,511
ICU Medical Inc.(a)	103,194	3,716,016
IDEXX Laboratories Inc.(a)	504,257	29,564,588
Immucor Inc.(a)	579,861	19,709,475
Invacare Corp.	266,311	6,711,037
Kensey Nash Corp.(a)	99,350	2,972,552
LCA-Vision Inc.	159,074	3,176,708
Mentor Corp.	282,265	11,036,562
Meridian Bioscience Inc.	332,290	9,995,283
Merit Medical Systems Inc.(a)	228,197	3,171,938
Osteotech Inc.(a)	147,044	1,149,884

Palomar Medical Technologies Inc.(a)	153,658	2,354,041
Possis Medical Inc.(a)	141,712	2,066,161
PSS World Medical Inc.(a)(b)	538,781	10,543,944
Respironics Inc.(a)	615,952	40,332,537
SurModics Inc.(a)(b)	125,859	6,830,368
Symmetry Medical Inc.(a)	296,257	5,163,760
Vital Sign Inc.	66,577	3,403,416

		221,421,351
HEALTH CARE - SERVICES—3.42%
Amedisys Inc.(a)	216,733	10,515,885
AMERIGROUP Corp.(a)	439,667	16,025,862
AmSurg Corp.(a)	257,124	6,957,775
Centene Corp.(a)	362,512	9,947,329
Gentiva Health Services Inc.(a)	232,959	4,435,539
Healthways Inc.(a)	295,166	17,249,501
LHC Group Inc.(a)	120,477	3,009,515
Matria Healthcare Inc.(a)	177,872	4,228,017
MedCath Corp.(a)	113,321	2,783,164
Molina Healthcare Inc.(a)	118,087	4,569,967
Odyssey Healthcare Inc.(a)	272,548	3,014,381
Pediatrix Medical Group Inc.(a)	402,676	27,442,369
RehabCare Group Inc.(a)	143,021	3,226,554
Res-Care Inc.(a)	207,916	5,231,167
Sierra Health Services Inc.(a)	467,619	19,621,293
Sunrise Senior Living Inc.(a)	373,004	11,443,763

		149,702,081
HOME BUILDERS—0.58%
Champion Enterprises Inc.(a)(b)	642,750	6,054,705
Coachmen Industries Inc.	133,570	794,742
Fleetwood Enterprises Inc.(a)(b)	537,385	3,213,562
M/I Homes Inc.	104,130	1,093,365
Meritage Homes Corp.(a)(b)	219,735	3,201,539
Monaco Coach Corp.(b)	250,154	2,221,368
Skyline Corp.	56,551	1,659,772
Standard-Pacific Corp.(b)	541,896	1,815,352
Winnebago Industries Inc.	246,510	5,181,640

		25,236,045
HOME FURNISHINGS—0.39%
Audiovox Corp. Class A(a)	152,810	1,894,844
Bassett Furniture Industries Inc.	97,392	909,641
Ethan Allen Interiors Inc.	248,079	7,070,252
La-Z-Boy Inc.(b)	428,107	3,394,889
Universal Electronics Inc.(a)	119,643	4,000,862

		17,270,488
HOUSEHOLD PRODUCTS & WARES—0.69%
Central Garden & Pet Co. Class A(a)	599,541	3,213,540
Fossil Inc.(a)	385,121	16,167,380
Russ Berrie and Co. Inc.(a)	139,470	2,281,729
Spectrum Brands Inc.(a)(b)	339,308	1,808,512
Standard Register Co. (The)	106,386	1,240,461
WD-40 Co.	140,569	5,337,405

		30,049,027
HOUSEWARES—0.50%
Libbey Inc.	120,978	1,916,292
National Presto Industries Inc.	39,387	2,074,119
Toro Co. (The)	330,438	17,989,045

		21,979,456

INSURANCE—3.07%
Delphi Financial Group Inc. Class A	366,323	12,923,875
Hilb Rogal & Hobbs Co.	307,740	12,485,012
Infinity Property and Casualty Corp.	136,781	4,941,898
LandAmerica Financial Group Inc.	130,057	4,350,407
Navigators Group Inc. (The)(a)	106,000	6,890,000
Philadelphia Consolidated Holding Corp.(a)	483,294	19,017,619
Presidential Life Corp.	180,046	3,152,605
ProAssurance Corp.(a)(b)	271,969	14,936,537
RLI Corp.	161,034	9,145,121
Safety Insurance Group Inc.	135,017	4,944,323
SCPIE Holdings Inc.(a)	68,734	1,888,123
Selective Insurance Group Inc.	442,058	10,162,913
Stewart Information Services Corp.	150,535	3,927,458
Tower Group Inc.	168,486	5,627,432
Triad Guaranty Inc.(a)(b)	103,941	1,018,622
United Fire & Casualty Co.	184,567	5,369,054
Zenith National Insurance Corp.	308,622	13,804,662

		134,585,661
INTERNET—1.83%
Blue Coat Systems Inc.(a)	313,241	10,296,232
Blue Nile Inc.(a)(b)	132,670	9,029,520
CyberSource Corp.(a)	570,037	10,129,557
DealerTrack Holdings Inc.(a)	244,999	8,200,117
InfoSpace Inc.	277,077	5,209,048
j2 Global Communications Inc.(a)	411,214	8,705,400
Knot Inc. (The)(a)(b)	230,332	3,671,492
Napster Inc.(a)	389,228	766,779
PCTEL Inc.(a)	184,022	1,262,391
Perficient Inc.(a)(b)	248,748	3,915,294
Secure Computing Corp.(a)	474,258	4,552,877
Stamps.com Inc.(a)	136,523	1,662,850
United Online Inc.	563,531	6,660,936
Websense Inc.(a)	375,027	6,367,958

		80,430,451
IRON & STEEL—0.11%
Gibraltar Industries Inc.	248,698	3,834,923
Material Sciences Corp.(a)	107,543	799,044

		4,633,967
LEISURE TIME—0.70%
Arctic Cat Inc.	102,317	1,221,665
Multimedia Games Inc.(a)(b)	191,787	1,599,504
Nautilus Inc.(b)	263,749	1,279,183
Polaris Industries Inc.(b)	291,343	13,917,455
WMS Industries Inc.(a)	342,830	12,561,291

		30,579,098
LODGING—0.13%
Marcus Corp.	180,697	2,791,769
Monarch Casino & Resort Inc.(a)	118,425	2,851,674

		5,643,443
MACHINERY—1.83%
Albany International Corp. Class A	218,801	8,117,517
Applied Industrial Technologies Inc.	306,517	8,895,123
Astec Industries Inc.(a)	157,120	5,843,293
Briggs & Stratton Corp.	412,698	9,351,737
Cascade Corp.	76,083	3,534,816
Cognex Corp.	360,607	7,266,231
Gardner Denver Inc.(a)	445,391	14,697,903

Gerber Scientific Inc.(a)	193,107	2,085,556
Intevac Inc.(a)	180,078	2,618,334
Lindsay Corp.(b)	97,583	6,898,142
Robbins & Myers Inc.	142,462	10,774,401

		80,083,053
MANUFACTURING—2.37%
A.O. Smith Corp.	184,572	6,469,249
Acuity Brands Inc.	351,639	15,823,755
AptarGroup Inc.	568,578	23,260,526
Barnes Group Inc.	375,298	12,531,200
Ceradyne Inc.(a)	227,417	10,672,680
CLARCOR Inc.	415,113	15,761,841
EnPro Industries Inc.(a)	179,678	5,507,131
Griffon Corp.(a)	218,567	2,721,159
Lydall Inc.(a)	136,594	1,436,969
Myers Industries Inc.	236,017	3,415,166
Standex International Corp.	103,402	1,804,365
Sturm, Ruger & Co. Inc.(a)	188,451	1,560,374
Tredegar Corp.	194,485	3,127,319

		104,091,734
MEDIA—0.07%
4Kids Entertainment Inc.(a)	110,636	1,454,863
Radio One Inc. Class D(a)	673,325	1,595,780

		3,050,643
METAL FABRICATE & HARDWARE—1.27%
A.M. Castle & Co.	135,092	3,673,151
Kaydon Corp.	235,552	12,847,006
Lawson Products Inc.	34,547	1,310,022
Mueller Industries Inc.	308,479	8,942,806
Quanex Corp.	309,520	16,064,088
Valmont Industries Inc.	143,537	12,792,017

		55,629,090
MINING—0.90%
AMCOL International Corp.	185,700	6,690,771
Brush Engineered Materials Inc.(a)	169,953	6,291,660
Century Aluminum Co.(a)	242,199	13,064,214
RTI International Metals Inc.(a)	192,165	13,245,933

		39,292,578
OFFICE FURNISHINGS—0.17%
Interface Inc. Class A	454,402	7,415,841

		7,415,841
OIL & GAS—3.23%
Atwood Oceanics Inc.(a)	229,304	22,985,433
Cabot Oil & Gas Corp.	807,762	32,609,352
Penn Virginia Corp.	315,315	13,757,193
Petroleum Development Corp.(a)	124,400	7,355,772
Pioneer Drilling Co.(a)	414,611	4,925,579
St. Mary Land & Exploration Co.	523,206	20,200,984
Stone Energy Corp.(a)	233,342	10,946,073
Swift Energy Co.(a)	250,922	11,048,096
Unit Corp.(a)	386,024	17,853,610

		141,682,092
OIL & GAS SERVICES—3.93%
Basic Energy Services Inc.(a)	187,537	4,116,437
CARBO Ceramics Inc.	169,560	6,307,632
Dril-Quip Inc.(a)(b)	225,640	12,559,122

Gulf Island Fabrication Inc.	91,333	2,896,169
Helix Energy Solutions Group Inc.(a)	759,803	31,531,825
Hornbeck Offshore Services Inc.(a)	192,274	8,642,716
ION Geophysical Corp.(a)(b)	670,414	10,579,133
Lufkin Industries Inc.	122,571	7,022,093
Matrix Service Co.(a)	221,470	4,832,475
NATCO Group Inc. Class A(a)	151,610	8,209,682
Oceaneering International Inc.(a)	457,244	30,795,383
SEACOR Holdings Inc.(a)	192,642	17,865,619
Superior Well Services Inc.(a)(b)	131,285	2,785,868
Tetra Technologies Inc.(a)	611,772	9,525,290
W-H Energy Services Inc.(a)	255,567	14,365,421

		172,034,865
PACKAGING & CONTAINERS—0.02%
Chesapeake Corp.	166,562	864,457

		864,457
PHARMACEUTICALS—1.63%
Alpharma Inc. Class A(a)	363,710	7,328,757
Bradley Pharmaceuticals Inc.(a)	112,920	2,224,524
HealthExtras Inc.(a)	306,228	7,986,426
Mannatech Inc.(b)	131,450	830,764
MGI PHARMA INC.(a)	669,013	27,115,097
Noven Pharmaceuticals Inc.(a)	205,299	2,849,550
PetMed Express Inc.(a)	202,010	2,444,321
PharMerica Corp.(a)	253,742	3,521,939
Salix Pharmaceuticals Ltd.(a)(b)	396,068	3,121,016
Sciele Pharma Inc.(a)(b)	294,408	6,020,644
Theragenics Corp.(a)	275,796	987,350
USANA Health Sciences Inc.(a)(b)	69,852	2,590,112
ViroPharma Inc.(a)(b)	584,186	4,638,437

		71,658,937
REAL ESTATE—0.16%
Forestar Real Estate Group Inc.	293,984	6,935,083

		6,935,083
REAL ESTATE INVESTMENT TRUSTS—4.51%
Acadia Realty Trust	268,603	6,878,923
BioMed Realty Trust Inc.	545,052	12,628,855
Colonial Properties Trust	392,054	8,872,182
DiamondRock Hospitality Co.	788,737	11,815,280
EastGroup Properties Inc.	198,462	8,305,635
Entertainment Properties Trust	233,817	10,989,399
Essex Property Trust Inc.(b)	209,563	20,430,296
Extra Space Storage Inc.	520,000	7,430,800
Inland Real Estate Corp.	485,811	6,879,084
Kilroy Realty Corp.	272,619	14,983,140
Kite Realty Group Trust	242,159	3,697,768
Lexington Realty Trust	530,547	7,714,153
LTC Properties Inc.	168,452	4,219,723
Medical Properties Trust Inc.	413,517	4,213,738
Mid-America Apartment Communities Inc.	213,034	9,107,204
National Retail Properties Inc.	593,594	13,878,228
Parkway Properties Inc.	128,942	4,768,275
PS Business Parks Inc.	133,668	7,024,253
Senior Housing Properties Trust	738,135	16,740,902
Sovran Self Storage Inc.	180,190	7,225,619
Tanger Factory Outlet Centers Inc.	260,744	9,832,656

		197,636,113

RETAIL—6.26%
Big 5 Sporting Goods Corp.	185,001	2,667,714
Brown Shoe Co. Inc.	369,106	5,599,338
Buffalo Wild Wings Inc.(a)	127,993	2,971,997
Cabela’s Inc. Class A(a)(b)	330,011	4,973,266
California Pizza Kitchen Inc.(a)	244,073	3,800,217
Casey’s General Store Inc.	421,950	12,493,940
Cash America International Inc.	243,335	7,859,721
Cato Corp. Class A	260,642	4,081,654
CEC Entertainment Inc.(a)	245,636	6,376,711
Charlotte Russe Holding Inc.(a)	208,644	3,369,601
Children’s Place Retail Stores Inc. (The)(a)	195,200	5,061,536
Christopher & Banks Corp.	295,782	3,386,704
CKE Restaurants Inc.	455,884	6,017,669
Dress Barn Inc.(a)	376,426	4,709,089
Finish Line Inc. (The) Class A	353,303	854,993
First Cash Financial Services Inc.(a)	232,383	3,411,382
Fred’s Inc.	334,607	3,222,265
Genesco Inc.(a)	190,275	7,192,395
Group 1 Automotive Inc.	190,403	4,522,071
Haverty Furniture Companies Inc.	183,345	1,648,272
Hibbett Sports Inc.(a)	258,849	5,171,803
Hot Topic Inc.(a)	365,285	2,125,959
IHOP Corp.(b)	124,090	4,539,212
Insight Enterprises Inc.(a)	403,605	7,361,755
Jack in the Box Inc.(a)	498,579	12,848,381
Jo-Ann Stores Inc.(a)(b)	207,517	2,714,322
Jos. A. Bank Clothiers Inc.(a)(b)	151,950	4,322,978
Landry’s Restaurants Inc.(b)	103,899	2,046,810
Lithia Motors Inc. Class A	133,872	1,838,063
Longs Drug Stores Corp.	263,819	12,399,493
MarineMax Inc.(a)(b)	154,998	2,402,469
Men’s Wearhouse Inc. (The)	435,880	11,760,042
Movado Group Inc.	161,051	4,072,980
O’Charley’s Inc.	185,980	2,785,980
P.F. Chang’s China Bistro Inc.(a)(b)	215,166	4,914,391
Panera Bread Co. Class A(a)(b)	267,637	9,586,757
Papa John’s International Inc.(a)	172,509	3,915,954
Pep Boys - Manny, Moe & Jack (The)	346,022	3,972,333
Red Robin Gourmet Burgers Inc.(a)(b)	139,765	4,471,082
Ruth’s Chris Steak House Inc.(a)(b)	158,326	1,415,434
School Specialty Inc.(a)(b)	146,858	5,073,944
Select Comfort Corp.(a)	379,846	2,662,721
Sonic Automotive Inc.	259,345	5,020,919
Sonic Corp.(a)	506,118	11,083,984
Stage Stores Inc.	346,090	5,122,132
Steak n Shake Co. (The)(a)	237,861	2,592,685
Stein Mart Inc.	216,348	1,025,490
Texas Roadhouse Inc. Class A(a)	449,884	4,975,717
Tractor Supply Co.(a)	279,182	10,033,801
Triarc Companies Inc. Class B	526,954	4,616,117
Tuesday Morning Corp.	250,732	1,271,211
Tween Brands Inc.(a)	205,634	5,445,188
World Fuel Services Corp.	238,456	6,922,378
Zale Corp.(a)(b)	371,941	5,973,372
Zumiez Inc.(a)(b)	148,030	3,606,011

		274,312,403
SAVINGS & LOANS—0.71%
Anchor BanCorp Wisconsin Inc.	147,657	3,472,893
BankAtlantic Bancorp Inc. Class A	349,541	1,433,118
BankUnited Financial Corp. Class A(b)	259,463	1,790,295
Brookline Bancorp Inc.	492,052	4,999,248
Dime Community Bancshares Inc.	211,133	2,696,168

Downey Financial Corp.(b)	162,770	5,063,775
FirstFed Financial Corp.(a)(b)	113,908	4,080,185
Flagstar Bancorp Inc.	306,173	2,134,026
Franklin Bank Corp.(a)	210,908	909,013
Guaranty Financial Group Inc.	293,984	4,703,744

		31,282,465
SEMICONDUCTORS—3.38%
Actel Corp.(a)	218,283	2,981,746
AMIS Holdings Inc.(a)	543,566	5,446,531
ATMI Inc.(a)	280,813	9,056,219
Axcelis Technologies Inc.(a)	852,260	3,920,396
Brooks Automation Inc.(a)	586,910	7,753,081
Cabot Microelectronics Corp.(a)	198,823	7,139,734
Cohu Inc.	190,535	2,915,186
Diodes Inc.(a)	258,409	7,770,359
DSP Group Inc.(a)	270,978	3,305,932
Exar Corp.(a)	404,858	3,226,718
Kopin Corp.(a)	569,913	1,800,925
Kulicke and Soffa Industries Inc.(a)	445,335	3,054,998
Micrel Inc.	456,166	3,854,603
Microsemi Corp.(a)(b)	638,190	14,129,527
MKS Instruments Inc.(a)	415,615	7,954,871
Pericom Semiconductor Corp.(a)	216,623	4,050,850
Photronics Inc.(a)	348,941	4,351,294
Rudolph Technologies Inc.(a)	244,275	2,765,193
Skyworks Solutions Inc.(a)	1,339,502	11,385,767
Standard Microsystems Corp.(a)	193,874	7,574,657
Supertex Inc.(a)	114,025	3,567,842
Ultratech Inc.(a)(b)	194,099	2,201,083
Varian Semiconductor Equipment Associates Inc.(a)(b)	631,484	23,364,908
Veeco Instruments Inc.(a)(b)	265,195	4,428,757

		148,001,177
SOFTWARE—4.05%
Allscripts Healthcare Solutions Inc.(a)(b)	468,414	9,096,600
ANSYS Inc.(a)	649,148	26,913,676
Avid Technology Inc.(a)(b)	288,666	8,180,794
Blackbaud Inc.	367,998	10,318,664
Captaris Inc.(a)	223,078	963,697
Concur Technologies Inc.(a)	356,418	12,905,896
Digi International Inc.(a)	209,956	2,979,276
Epicor Software Corp.(a)	486,232	5,727,813
EPIQ Systems Inc.(a)	222,405	3,872,071
Informatica Corp.(a)	726,438	13,090,413
JDA Software Group Inc.(a)	218,877	4,478,223
ManTech International Corp. Class A(a)	162,503	7,120,881
Omnicell Inc.(a)	283,639	7,638,398
Phase Forward Inc.(a)	350,915	7,632,401
Phoenix Technologies Ltd.(a)	224,009	2,885,236
Progress Software Corp.(a)(b)	347,806	11,714,106
Quality Systems Inc.(b)	145,494	4,436,112
Smith Micro Software Inc.(a)(b)	250,130	2,118,601
SPSS Inc.(a)	159,306	5,720,678
SYNNEX Corp.(a)	138,515	2,714,894
Take-Two Interactive Software Inc.(a)(b)	616,513	11,374,665
THQ Inc.(a)(b)	549,858	15,500,497

		177,383,592
STORAGE & WAREHOUSING—0.12%
Mobile Mini Inc.(a)	287,357	5,327,599

		5,327,599

TELECOMMUNICATIONS—2.08%
Adaptec Inc.(a)	991,101	3,349,921
Anixter International Inc.(a)	263,375	16,400,361
Applied Signal Technology Inc.	104,160	1,414,493
ARRIS Group Inc.(a)	1,110,741	11,085,195
Black Box Corp.	146,347	5,293,371
Comtech Telecommunications Corp.(a)	197,880	10,687,499
Ditech Networks Inc.(a)	215,831	748,934
General Communication Inc. Class A(a)	377,994	3,307,448
Harmonic Inc.(a)(b)	766,407	8,031,945
NETGEAR Inc.(a)	292,376	10,429,052
Network Equipment Technologies Inc.(a)(b)	224,177	1,887,570
Newport Corp.(a)(b)	310,006	3,964,977
Novatel Wireless Inc.(a)(b)	267,086	4,326,793
Symmetricom Inc.(a)	381,295	1,795,899
Tollgrade Communications Inc.(a)	112,250	900,245
Viasat Inc.(a)	215,704	7,426,689

		91,050,392
TEXTILES—0.29%
Angelica Corp.	80,690	1,541,179
G&K Services Inc. Class A	176,642	6,627,608
UniFirst Corp.	119,027	4,523,026

		12,691,813
TOYS, GAMES & HOBBIES—0.23%
JAKKS Pacific Inc.(a)	234,834	5,544,431
RC2 Corp.(a)	158,370	4,445,446

		9,989,877
TRANSPORTATION—2.08%
Arkansas Best Corp.	208,936	4,584,056
Bristow Group Inc.(a)	197,720	11,200,838
Forward Air Corp.	247,236	7,706,346
Heartland Express Inc.	476,801	6,761,038
Hub Group Inc. Class A(a)	323,083	8,587,546
Kirby Corp.(a)	445,008	20,683,972
Knight Transportation Inc.(b)	482,905	7,151,823
Landstar System Inc.	447,376	18,856,898
Old Dominion Freight Line Inc.(a)	236,833	5,473,211

		91,005,728
WATER—0.12%
American States Water Co.	142,601	5,373,206

		5,373,206

TOTAL COMMON STOCKS
(Cost: $5,111,224,422)		4,387,645,916

Security	Shares	Value

SHORT-TERM INVESTMENTS—10.68%

MONEY MARKET FUNDS—10.68%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(c)(d)	16,155,691	16,155,691
BGI Cash Premier Fund LLC
4.90%(c)(d)(e)	451,628,043	451,628,043

		467,783,734

TOTAL SHORT-TERM INVESTMENTS
(Cost: $467,783,734)	467,783,734

TOTAL INVESTMENTS IN SECURITIES—110.81%
(Cost: $5,579,008,156)	4,855,429,650
Other Assets, Less Liabilities—(10.81)%	(473,578,048)

NET ASSETS—100.00%	$4,381,851,602

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.85%

ADVERTISING—0.37%
inVentiv Health Inc.(a)	178,388	$5,522,892

		5,522,892
AEROSPACE & DEFENSE—2.99%
AAR Corp.(a)	211,395	8,039,352
Curtiss-Wright Corp.	252,600	12,680,520
Esterline Technologies Corp.(a)	68,543	3,547,100
GenCorp Inc.(a)	97,804	1,140,395
Moog Inc. Class A(a)	124,119	5,685,891
Teledyne Technologies Inc.(a)	196,718	10,490,971
Triumph Group Inc.	36,091	2,972,094

		44,556,323
AGRICULTURE—0.14%
Andersons Inc. (The)	47,557	2,130,554

		2,130,554
AIRLINES—0.36%
SkyWest Inc.	198,614	5,332,786

		5,332,786
APPAREL—3.36%
Crocs Inc.(a)(b)	460,785	16,961,496
Deckers Outdoor Corp.(a)(b)	73,785	11,441,102
Gymboree Corp.(a)	164,838	5,020,965
Iconix Brand Group Inc.(a)	94,734	1,862,470
K-Swiss Inc. Class A	156,191	2,827,057
Quiksilver Inc.(a)	496,560	4,260,485
SKECHERS U.S.A. Inc. Class A(a)	76,494	1,492,398
Volcom Inc.(a)	76,606	1,687,630
Wolverine World Wide Inc.	183,669	4,503,564

		50,057,167
AUTO MANUFACTURERS—0.11%
A.S.V. Inc.(a)(b)	118,792	1,645,268

		1,645,268
AUTO PARTS & EQUIPMENT—0.04%
Spartan Motors Inc.	79,136	604,599

		604,599
BANKS—2.94%
Alabama National BanCorporation	35,630	2,772,370
Boston Private Financial Holdings Inc.	109,095	2,954,293
Cascade Bancorp(b)	109,725	1,527,372
East West Bancorp Inc.	224,308	5,434,983
Fremont General Corp.(a)(b)	351,903	1,231,660
Glacier Bancorp Inc.	144,232	2,702,908
Hancock Holding Co.	58,264	2,225,685

Nara Bancorp Inc.	127,752	1,490,866
PrivateBancorp Inc.(b)	108,929	3,556,532
Prosperity Bancshares Inc.	107,250	3,152,078
Signature Bank(a)	91,550	3,089,813
UCBH Holdings Inc.	595,288	8,429,278
UMB Financial Corp.	57,433	2,203,130
Wilshire Bancorp Inc.	104,181	817,821
Wintrust Financial Corp.	64,873	2,149,242

		43,738,031
BEVERAGES—0.21%
Boston Beer Co. Inc. Class A(a)	54,057	2,035,246
Peet’s Coffee & Tea Inc.(a)	36,985	1,075,154

		3,110,400
BIOTECHNOLOGY—1.71%
ArQule Inc.(a)	63,125	366,125
CryoLife Inc.(a)	39,079	310,678
Enzo Biochem Inc.(a)	65,474	834,139
Integra LifeSciences Holdings Corp.(a)(b)	106,321	4,458,040
LifeCell Corp.(a)	170,215	7,337,969
Martek Biosciences Corp.(a)	178,409	5,277,338
Regeneron Pharmaceuticals Inc.(a)	182,977	4,418,895
Savient Pharmaceuticals Inc.(a)	105,174	2,415,847

		25,419,031
BUILDING MATERIALS—0.84%
Drew Industries Inc.(a)	105,918	2,902,153
Simpson Manufacturing Co. Inc.(b)	213,779	5,684,384
Texas Industries Inc.	56,972	3,993,737

		12,580,274
CHEMICALS—0.05%
Zep Inc.(a)	51,148	709,423

		709,423
COAL—0.25%
Patriot Coal Corp.(a)	87,967	3,671,743

		3,671,743
COMMERCIAL SERVICES—4.74%
Aaron Rents Inc.	184,547	3,550,684
AMN Healthcare Services Inc.(a)	175,475	3,012,906
Arbitron Inc.	156,923	6,523,289
Bankrate Inc.(a)(b)	74,794	3,596,843
Bowne & Co. Inc.	46,281	814,546
Bright Horizons Family Solutions Inc.(a)	145,009	5,008,611
Chemed Corp.	76,086	4,251,686
Coinstar Inc.(a)	161,037	4,533,192
Consolidated Graphics Inc.(a)	23,587	1,127,930
Healthcare Services Group Inc.	134,031	2,838,777
Kendle International Inc.(a)(b)	69,883	3,418,676
MAXIMUS Inc.	50,426	1,946,948
Midas Inc.(a)	11,742	172,138
PAREXEL International Corp.(a)	63,101	3,047,778
PharmaNet Development Group Inc.(a)	108,951	4,271,969
Pre-Paid Legal Services Inc.(a)	51,157	2,831,540
Rewards Network Inc.(a)	103,715	515,464
TrueBlue Inc.(a)	119,682	1,732,995
Universal Technical Institute Inc.(a)	124,799	2,121,583
Watson Wyatt Worldwide Inc.	157,763	7,321,781
Wright Express Corp.(a)	221,579	7,863,839

		70,503,175

COMPUTERS—4.05%
Ansoft Corp.(a)	85,302	2,205,057
CACI International Inc. Class A(a)(b)	171,394	7,673,309
Catapult Communications Corp.(a)	27,829	210,109
FactSet Research Systems Inc.	242,932	13,531,312
Hutchinson Technology Inc.(a)	87,009	2,290,077
Manhattan Associates Inc.(a)	93,081	2,453,615
Mercury Computer Systems Inc.(a)(b)	59,885	964,747
MICROS Systems Inc.(a)	228,923	16,061,238
MTS Systems Corp.	54,457	2,323,680
Radiant Systems Inc.(a)	44,273	762,824
RadiSys Corp.(a)	38,701	518,593
SI International Inc.(a)	44,863	1,232,387
Stratasys Inc.(a)	113,648	2,936,664
Sykes Enterprises Inc.(a)	58,604	1,054,872
Synaptics Inc.(a)(b)	84,816	3,491,027
Tyler Technologies Inc.(a)	202,880	2,615,123

		60,324,634
COSMETICS & PERSONAL CARE—0.54%
Chattem Inc.(a)	105,845	7,995,531

		7,995,531
DISTRIBUTION & WHOLESALE—1.88%
Brightpoint Inc.(a)	281,772	4,328,018
LKQ Corp.(a)	636,490	13,379,020
Pool Corp.(b)	272,654	5,406,729
ScanSource Inc.(a)(b)	148,766	4,812,580

		27,926,347
DIVERSIFIED FINANCIAL SERVICES—1.62%
Investment Technology Group Inc.(a)	152,852	7,274,227
optionsXpress Holdings Inc.	251,473	8,504,817
Portfolio Recovery Associates Inc.(b)	87,652	3,477,155
TradeStation Group Inc.(a)	151,946	2,159,153
World Acceptance Corp.(a)(b)	98,619	2,660,741

		24,076,093
ELECTRIC—0.16%
El Paso Electric Co.(a)	95,344	2,437,946

		2,437,946
ELECTRICAL COMPONENTS & EQUIPMENT—0.26%
Greatbatch Inc.(a)	73,345	1,466,167
Littelfuse Inc.(a)	56,794	1,871,930
Magnetek Inc.(a)	61,587	263,592
Vicor Corp.	19,521	304,332

		3,906,021
ELECTRONICS—6.71%
Analogic Corp.	24,379	1,650,946
Bel Fuse Inc. Class B	28,519	834,751
Brady Corp. Class A	168,978	5,929,438
Checkpoint Systems Inc.(a)	86,572	2,249,141
Cubic Corp.	52,247	2,048,082
Cymer Inc.(a)	67,982	2,646,539
Daktronics Inc.	192,752	4,350,413
Dionex Corp.(a)	106,306	8,808,515
FARO Technologies Inc.(a)	88,205	2,397,412
FLIR Systems Inc.(a)	768,255	24,046,382
Itron Inc.(a)(b)	104,493	10,028,193
LoJack Corp.(a)	96,496	1,622,098

Planar Systems Inc.(a)	12,241	78,342
Plexus Corp.(a)	89,410	2,347,907
Rogers Corp.(a)	58,225	2,525,218
Sonic Solutions Inc.(a)	132,916	1,380,997
Trimble Navigation Ltd.(a)	686,800	20,768,832
TTM Technologies Inc.(a)	97,799	1,140,336
Woodward Governor Co.	74,893	5,088,979

		99,942,521
ENERGY - ALTERNATE SOURCES—0.19%
Headwaters Inc.(a)(b)	246,837	2,897,866

		2,897,866
ENGINEERING & CONSTRUCTION—0.85%
Shaw Group Inc. (The)(a)	209,427	12,657,768

		12,657,768
ENTERTAINMENT—0.17%
Shuffle Master Inc.(a)(b)	206,500	2,475,935

		2,475,935
ENVIRONMENTAL CONTROL—0.98%
Tetra Tech Inc.(a)	126,604	2,721,986
Waste Connections Inc.(a)	386,230	11,934,507

		14,656,493
FOOD—1.83%
Flowers Foods Inc.	309,628	7,248,391
Hain Celestial Group Inc.(a)(b)	109,551	3,505,632
J&J Snack Foods Corp.	39,586	1,238,250
Ralcorp Holdings Inc.(a)	93,803	5,702,284
Sanderson Farms Inc.	52,933	1,788,077
United Natural Foods Inc.(a)	244,573	7,757,856

		27,240,490
FOREST PRODUCTS & PAPER—0.20%
Deltic Timber Corp.	57,157	2,943,014

		2,943,014
HAND & MACHINE TOOLS—0.19%
Baldor Electric Co.	84,153	2,832,590

		2,832,590
HEALTH CARE - PRODUCTS—8.41%
American Medical Systems Holdings Inc.(a)(b)	413,896	5,984,936
ArthroCare Corp.(a)(b)	90,143	4,331,371
BioLase Technology Inc.(a)(b)	124,576	293,999
CONMED Corp.(a)	59,453	1,373,959
Cooper Companies Inc. (The)	255,111	9,694,218
Cyberonics Inc.(a)	69,222	910,962
Haemonetics Corp.(a)	141,997	8,948,651
ICU Medical Inc.(a)	72,309	2,603,847
IDEXX Laboratories Inc.(a)	346,761	20,330,597
Immucor Inc.(a)	397,110	13,497,769
Kensey Nash Corp.(a)	70,256	2,102,060
LCA-Vision Inc.	100,286	2,002,711
Mentor Corp.(b)	105,803	4,136,897
Meridian Bioscience Inc.	133,356	4,011,348
Merit Medical Systems Inc.(a)	160,790	2,234,981
Palomar Medical Technologies Inc.(a)	96,382	1,476,572
Possis Medical Inc.(a)	100,489	1,465,130
PSS World Medical Inc.(a)	231,519	4,530,827
Respironics Inc.(a)	418,869	27,427,542

SurModics Inc.(a)(b)	86,765	4,708,737
Symmetry Medical Inc.(a)	122,367	2,132,857
Vital Sign Inc.	19,662	1,005,121

		125,205,092
HEALTH CARE - SERVICES—5.11%
Amedisys Inc.(a)	145,948	7,081,397
AMERIGROUP Corp.(a)	101,599	3,703,284
AmSurg Corp.(a)	178,766	4,837,408
Centene Corp.(a)	104,145	2,857,739
Healthways Inc.(a)(b)	202,497	11,833,925
LHC Group Inc.(a)	75,738	1,891,935
Molina Healthcare Inc.(a)	82,450	3,190,815
Odyssey Healthcare Inc.(a)	92,108	1,018,714
Pediatrix Medical Group Inc.(a)	270,580	18,440,027
Sierra Health Services Inc.(a)	319,028	13,386,415
Sunrise Senior Living Inc.(a)	255,685	7,844,416

		76,086,075
HOME BUILDERS—0.39%
Meritage Homes Corp.(a)(b)	153,602	2,237,981
Standard-Pacific Corp.	325,228	1,089,514
Winnebago Industries Inc.	116,267	2,443,932

		5,771,427
HOME FURNISHINGS—0.10%
Universal Electronics Inc.(a)	43,717	1,461,896

		1,461,896
HOUSEHOLD PRODUCTS & WARES—0.87%
Fossil Inc.(a)	264,357	11,097,707
WD-40 Co.	49,172	1,867,061

		12,964,768
HOUSEWARES—0.82%
Toro Co. (The)	225,593	12,281,283

		12,281,283
INSURANCE—3.48%
Delphi Financial Group Inc. Class A	168,363	5,939,847
Hilb Rogal & Hobbs Co.	138,071	5,601,540
Infinity Property and Casualty Corp.	94,935	3,430,002
Navigators Group Inc. (The)(a)	35,219	2,289,235
Philadelphia Consolidated Holding Corp.(a)	331,007	13,025,125
ProAssurance Corp.(a)	123,319	6,772,679
RLI Corp.	62,774	3,564,935
Tower Group Inc.	56,420	1,884,428
Zenith National Insurance Corp.	207,159	9,266,222

		51,774,013
INTERNET—2.68%
Blue Coat Systems Inc.(a)	88,485	2,908,502
Blue Nile Inc.(a)(b)	46,213	3,145,257
CyberSource Corp.(a)	201,760	3,585,275
DealerTrack Holdings Inc.(a)	164,342	5,500,527
InfoSpace Inc.	180,863	3,400,224
j2 Global Communications Inc.(a)(b)	282,728	5,985,352
Knot Inc. (The)(a)	77,065	1,228,416
Napster Inc.(a)	77,835	153,335
Perficient Inc.(a)	80,000	1,259,200
Secure Computing Corp.(a)	307,691	2,953,834
Stamps.com Inc.(a)	80,537	980,941
United Online Inc.	371,910	4,395,976

Websense Inc.(a)	261,489	4,440,083

		39,936,922
LEISURE TIME—1.24%
Multimedia Games Inc.(a)(b)	80,027	667,425
Polaris Industries Inc.(b)	195,842	9,355,372
WMS Industries Inc.(a)	231,314	8,475,345

		18,498,142
LODGING—0.13%
Monarch Casino & Resort Inc.(a)	83,087	2,000,735

		2,000,735
MACHINERY—1.15%
Albany International Corp. Class A	51,398	1,906,866
Astec Industries Inc.(a)	37,061	1,378,299
Cascade Corp.	24,297	1,128,839
Gardner Denver Inc.(a)	181,057	5,974,881
Intevac Inc.(a)	112,932	1,642,031
Lindsay Corp.	36,348	2,569,440
Robbins & Myers Inc.	34,075	2,577,092

		17,177,448
MANUFACTURING—1.69%
AptarGroup Inc.	210,327	8,604,478
Ceradyne Inc.(a)	156,077	7,324,694
CLARCOR Inc.	154,370	5,861,429
EnPro Industries Inc.(a)	68,911	2,112,122
Myers Industries Inc.	79,958	1,156,992
Sturm, Ruger & Co. Inc.(a)	21,042	174,228

		25,233,943
MEDIA—0.03%
Radio One Inc. Class D(a)	185,617	439,912

		439,912
METAL FABRICATE & HARDWARE—1.28%
Kaydon Corp.	71,076	3,876,485
Quanex Corp.	208,459	10,819,022
Valmont Industries Inc.	49,657	4,425,432

		19,120,939
MINING—0.93%
AMCOL International Corp.	75,229	2,710,501
Brush Engineered Materials Inc.(a)	112,120	4,150,682
Century Aluminum Co.(a)	51,748	2,791,287
RTI International Metals Inc.(a)	60,851	4,194,459

		13,846,929
OFFICE FURNISHINGS—0.10%
Interface Inc. Class A	87,510	1,428,163

		1,428,163
OIL & GAS—5.37%
Atwood Oceanics Inc.(a)	75,135	7,531,532
Cabot Oil & Gas Corp.	549,644	22,189,128
Penn Virginia Corp.	215,726	9,412,125
Petroleum Development Corp.(a)	82,212	4,861,196
Pioneer Drilling Co.(a)	137,125	1,629,045
St. Mary Land & Exploration Co.	356,860	13,778,365
Stone Energy Corp.(a)	66,842	3,135,558
Swift Energy Co.(a)(b)	117,632	5,179,337
Unit Corp.(a)	263,552	12,189,280

		79,905,566

OIL & GAS SERVICES—6.25%
Basic Energy Services Inc.(a)	121,060	2,657,267
CARBO Ceramics Inc.	117,177	4,358,984
Dril-Quip Inc.(a)	151,401	8,426,980
Gulf Island Fabrication Inc.	35,593	1,128,654
Helix Energy Solutions Group Inc.(a)	517,139	21,461,268
Hornbeck Offshore Services Inc.(a)	132,072	5,936,636
ION Geophysical Corp.(a)	154,501	2,438,026
Lufkin Industries Inc.	40,018	2,292,631
Matrix Service Co.(a)	67,277	1,467,984
NATCO Group Inc. Class A(a)	50,727	2,746,867
Oceaneering International Inc.(a)	311,809	21,000,336
SEACOR Holdings Inc.(a)	68,070	6,312,812
Superior Well Services Inc.(a)	82,305	1,746,512
Tetra Technologies Inc.(a)	274,160	4,268,671
W-H Energy Services Inc.(a)	121,044	6,803,883

		93,047,511
PHARMACEUTICALS—2.67%
Bradley Pharmaceuticals Inc.(a)	79,590	1,567,923
HealthExtras Inc.(a)	212,239	5,535,193
Mannatech Inc.(b)	65,592	414,541
MGI PHARMA INC.(a)	454,368	18,415,535
Noven Pharmaceuticals Inc.(a)	78,757	1,093,147
PetMed Express Inc.(a)	142,627	1,725,787
PharMerica Corp.(a)	162,005	2,248,629
Salix Pharmaceuticals Ltd.(a)(b)	136,241	1,073,579
Sciele Pharma Inc.(a)(b)	205,689	4,206,340
USANA Health Sciences Inc.(a)(b)	49,710	1,843,247
ViroPharma Inc.(a)	196,615	1,561,123

		39,685,044
REAL ESTATE—0.16%
Forestar Real Estate Group Inc.	97,929	2,310,145

		2,310,145
REAL ESTATE INVESTMENT TRUSTS—0.13%
Extra Space Storage Inc.	136,811	1,955,029

		1,955,029
RETAIL—6.19%
Buffalo Wild Wings Inc.(a)	36,674	851,570
California Pizza Kitchen Inc.(a)	109,788	1,709,399
Casey’s General Store Inc.	127,449	3,773,765
Cash America International Inc.	91,950	2,969,985
CEC Entertainment Inc.(a)	161,708	4,197,940
Charlotte Russe Holding Inc.(a)	84,916	1,371,393
Children’s Place Retail Stores Inc. (The)(a)	96,759	2,508,961
Christopher & Banks Corp.	190,246	2,178,317
Dress Barn Inc.(a)	261,917	3,276,582
First Cash Financial Services Inc.(a)	153,713	2,256,507
Genesco Inc.(a)	87,349	3,301,792
Hibbett Sports Inc.(a)	180,233	3,601,055
Hot Topic Inc.(a)	161,208	938,231
IHOP Corp.(b)	37,274	1,363,483
Jack in the Box Inc.(a)	219,758	5,663,164
Jos. A. Bank Clothiers Inc.(a)(b)	105,961	3,014,590
Men’s Wearhouse Inc. (The)	168,803	4,554,305
Movado Group Inc.	45,210	1,143,361
P.F. Chang’s China Bistro Inc.(a)(b)	150,739	3,442,879
Panera Bread Co. Class A(a)(b)	179,163	6,417,619

Papa John’s International Inc.(a)	120,778	2,741,661
Red Robin Gourmet Burgers Inc.(a)	49,079	1,570,037
Ruth’s Chris Steak House Inc.(a)	57,363	512,825
Select Comfort Corp.(a)(b)	245,850	1,723,409
Sonic Corp.(a)	346,950	7,598,205
Stage Stores Inc.	240,079	3,553,169
Texas Roadhouse Inc. Class A(a)	174,078	1,925,303
Tractor Supply Co.(a)	191,709	6,890,021
Tween Brands Inc.(a)	77,376	2,048,916
World Fuel Services Corp.	95,139	2,761,885
Zumiez Inc.(a)	95,738	2,332,178

		92,192,507
SEMICONDUCTORS—2.25%
AMIS Holdings Inc.(a)	377,421	3,781,758
ATMI Inc.(a)	70,056	2,259,306
Cabot Microelectronics Corp.(a)	83,856	3,011,269
Diodes Inc.(a)	179,365	5,393,506
DSP Group Inc.(a)	93,906	1,145,653
Kopin Corp.(a)	132,456	418,561
Microsemi Corp.(a)	200,086	4,429,904
Pericom Semiconductor Corp.(a)	44,659	835,123
Skyworks Solutions Inc.(a)	249,198	2,118,183
Standard Microsystems Corp.(a)	59,112	2,309,506
Supertex Inc.(a)	32,284	1,010,166
Varian Semiconductor Equipment Associates Inc.(a)	182,312	6,745,544

		33,458,479
SOFTWARE—5.52%
Allscripts Healthcare Solutions Inc.(a)(b)	144,752	2,811,084
ANSYS Inc.(a)	437,626	18,143,974
Avid Technology Inc.(a)	107,619	3,049,922
Blackbaud Inc.	252,852	7,089,970
Concur Technologies Inc.(a)	239,199	8,661,396
Digi International Inc.(a)	54,241	769,680
Epicor Software Corp.(a)	318,761	3,755,005
EPIQ Systems Inc.(a)	155,684	2,710,458
Informatica Corp.(a)	203,200	3,661,664
JDA Software Group Inc.(a)	53,613	1,096,922
ManTech International Corp. Class A(a)	67,325	2,950,182
Omnicell Inc.(a)	76,522	2,060,737
Phase Forward Inc.(a)	81,863	1,780,520
Phoenix Technologies Ltd.(a)	60,077	773,792
Progress Software Corp.(a)	140,497	4,731,939
Quality Systems Inc.	101,781	3,103,303
Smith Micro Software Inc.(a)	153,320	1,298,620
SPSS Inc.(a)	104,522	3,753,385
Take-Two Interactive Software Inc.(a)(b)	230,620	4,254,939
THQ Inc.(a)	204,529	5,765,673

		82,223,165
STORAGE & WAREHOUSING—0.14%
Mobile Mini Inc.(a)	111,989	2,076,276

		2,076,276
TELECOMMUNICATIONS—1.74%
Anixter International Inc.(a)	71,822	4,472,356
Comtech Telecommunications Corp.(a)	136,036	7,347,304
General Communication Inc. Class A(a)	171,638	1,501,833
NETGEAR Inc.(a)	200,968	7,168,529
Network Equipment Technologies Inc.(a)	39,401	331,756
Viasat Inc.(a)	145,555	5,011,459

		25,833,237

TOYS, GAMES & HOBBIES—0.25%
JAKKS Pacific Inc.(a)	72,696	1,716,353
RC2 Corp.(a)	73,863	2,073,334

		3,789,687
TRANSPORTATION—3.03%
Bristow Group Inc.(a)	72,950	4,132,618
Forward Air Corp.	172,579	5,379,287
Heartland Express Inc.	329,197	4,668,013
Hub Group Inc. Class A(a)	98,115	2,607,897
Kirby Corp.(a)	182,918	8,502,029
Knight Transportation Inc.(b)	320,166	4,741,659
Landstar System Inc.	305,272	12,867,215
Old Dominion Freight Line Inc.(a)	93,261	2,155,262

		45,053,980

TOTAL COMMON STOCKS
(Cost: $1,422,670,524)		1,486,653,228

Security	Shares	Value

SHORT-TERM INVESTMENTS—9.27%

MONEY MARKET FUNDS—9.27%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(c)(d)	3,337,649	3,337,649
BGI Cash Premier Fund LLC
4.90%(c)(d)(e)	134,681,643	134,681,643

		138,019,292

TOTAL SHORT-TERM INVESTMENTS
(Cost: $138,019,292)		138,019,292

TOTAL INVESTMENTS IN SECURITIES—109.12%
(Cost: $1,560,689,816)		1,624,672,520
Other Assets, Less Liabilities—(9.12)%		(135,770,544)

NET ASSETS—100.00%		$1,488,901,976

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—100.28%

AEROSPACE & DEFENSE—1.53%
Esterline Technologies Corp.(a)	100,474	$5,199,529
GenCorp Inc.(a)	233,452	2,722,050
Kaman Corp.	148,302	5,458,997
Moog Inc. Class A(a)	125,155	5,733,351
Triumph Group Inc.	60,444	4,977,563

		24,091,490
AGRICULTURE—0.31%
Alliance One International Inc.(a)	543,558	2,212,281
Andersons Inc. (The)	58,756	2,632,269

		4,844,550
AIRLINES—0.37%
Frontier Airlines Holdings Inc.(a)(b)	228,415	1,201,463
Mesa Air Group Inc.(a)	180,520	557,807
SkyWest Inc.	150,944	4,052,846

		5,812,116
APPAREL—1.15%
Iconix Brand Group Inc.(a)(b)	247,199	4,859,932
Kellwood Co.	148,106	2,464,484
Maidenform Brands Inc.(a)	104,245	1,410,435
Oxford Industries Inc.	88,745	2,286,959
Quiksilver Inc.(a)	207,531	1,780,616
SKECHERS U.S.A. Inc. Class A(a)	112,506	2,194,992
Wolverine World Wide Inc.	123,844	3,036,655

		18,034,073
AUTO MANUFACTURERS—0.09%
Wabash National Corp.	188,238	1,447,550

		1,447,550
AUTO PARTS & EQUIPMENT—0.26%
Spartan Motors Inc.(b)	121,440	927,802
Standard Motor Products Inc.	76,357	623,073
Superior Industries International Inc.	141,254	2,566,585

		4,117,460
BANKS—9.56%
Alabama National BanCorporation	63,274	4,923,350
Bank Mutual Corp.	319,052	3,372,380
Boston Private Financial Holdings Inc.	110,542	2,993,477
Cascade Bancorp(b)	53,423	743,648
Central Pacific Financial Corp.	181,232	3,345,543
Chittenden Corp.	292,702	10,426,045
Columbia Banking System Inc.	103,108	3,065,401
Community Bank System Inc.	179,711	3,570,858
Corus Bankshares Inc.(b)	184,478	1,968,380
East West Bancorp Inc.	138,414	3,353,771

First BanCorp (Puerto Rico)	459,727	3,351,410
First Commonwealth Financial Corp.(b)	384,401	4,093,871
First Financial Bancorp	187,476	2,137,226
First Indiana Corp.	78,767	2,520,544
First Midwest Bancorp Inc.	286,120	8,755,272
Frontier Financial Corp.(b)	242,324	4,499,957
Glacier Bancorp Inc.	167,003	3,129,636
Hancock Holding Co.	85,641	3,271,486
Hanmi Financial Corp.	222,746	1,920,071
Independent Bank Corp. (Michigan)	107,216	1,018,552
Irwin Financial Corp.	117,479	863,471
Prosperity Bancshares Inc.	115,347	3,390,048
Provident Bankshares Corp.	192,669	4,121,190
Signature Bank(a)	84,866	2,864,227
South Financial Group Inc. (The)	435,136	6,801,176
Sterling Bancorp	110,518	1,507,466
Sterling Bancshares Inc.	425,505	4,748,636
Sterling Financial Corp. (Washington)	300,442	5,044,421
Susquehanna Bancshares Inc.	511,047	9,423,707
TrustCo Bank Corp. NY(b)	454,597	4,509,602
UMB Financial Corp.	155,819	5,977,217
Umpqua Holdings Corp.	350,433	5,375,642
United Bancshares Inc.	231,801	6,495,064
United Community Banks Inc.(b)	231,418	3,656,404
Whitney Holding Corp.	405,537	10,604,793
Wintrust Financial Corp.	70,765	2,344,444

		150,188,386
BEVERAGES—0.06%
Peet’s Coffee & Tea Inc.(a)	35,056	1,019,078

		1,019,078
BIOTECHNOLOGY—0.82%
ArQule Inc.(a)	139,571	809,512
Cambrex Corp.	179,629	1,505,291
CryoLife Inc.(a)	113,505	902,365
Enzo Biochem Inc.(a)	118,487	1,509,524
Regeneron Pharmaceuticals Inc.(a)	200,779	4,848,813
Savient Pharmaceuticals Inc.(a)	146,526	3,365,702

		12,941,207
BUILDING MATERIALS—2.07%
Apogee Enterprises Inc.	167,455	2,865,155
Lennox International Inc.	382,418	15,839,754
NCI Building Systems Inc.(a)	115,959	3,338,460
Texas Industries Inc.	101,848	7,139,545
Universal Forest Products Inc.	115,246	3,395,147

		32,578,061
CHEMICALS—2.56%
A. Schulman Inc.	169,266	3,647,682
Arch Chemicals Inc.	149,179	5,482,328
Georgia Gulf Corp.(b)	213,166	1,411,159
H.B. Fuller Co.	360,088	8,083,976
OM Group Inc.(a)	182,187	10,483,040
OMNOVA Solutions Inc.(a)	266,707	1,176,178
Penford Corp.	68,769	1,759,799
PolyOne Corp.(a)	563,466	3,707,606
Quaker Chemical Corp.	63,041	1,385,011
Tronox Inc. Class B	254,414	2,200,681
Zep Inc.(a)	66,794	926,433

		40,263,893

COAL—1.25%
Massey Energy Co.	475,848	17,011,566
Patriot Coal Corp.(a)(b)	62,972	2,628,451

		19,640,017
COMMERCIAL SERVICES—4.01%
Aaron Rents Inc.	126,069	2,425,568
ABM Industries Inc.	264,688	5,396,988
Administaff Inc.	136,684	3,865,424
Bowne & Co. Inc.	105,184	1,851,238
CDI Corp.	83,616	2,028,524
Chemed Corp.	60,942	3,405,439
Consolidated Graphics Inc.(a)	45,200	2,161,464
CPI Corp.	33,571	790,597
Cross Country Healthcare Inc.(a)	182,818	2,603,328
Gevity HR Inc.	146,507	1,126,639
Healthcare Services Group Inc.	111,789	2,367,691
Heidrick & Struggles International Inc.	102,304	3,796,501
Hooper Holmes Inc.(a)	431,390	741,991
Live Nation Inc.(a)(b)	441,000	6,403,320
MAXIMUS Inc.	61,013	2,355,712
Midas Inc.(a)	66,859	980,153
On Assignment Inc.(a)	195,639	1,371,429
PAREXEL International Corp.(a)	98,915	4,777,594
Rewards Network Inc.(a)	49,418	245,607
Spherion Corp.(a)	319,233	2,324,016
StarTek Inc.(a)	71,743	667,927
TrueBlue Inc.(a)	129,653	1,877,375
Viad Corp.	124,379	3,927,889
Volt Information Sciences Inc.(a)	84,917	1,550,584
Watson Wyatt Worldwide Inc.	86,410	4,010,288

		63,053,286
COMPUTERS—1.26%
Agilysys Inc.	150,281	2,272,249
Catapult Communications Corp.(a)	29,189	220,377
CIBER Inc.(a)	333,163	2,035,626
Hutchinson Technology Inc.(a)	69,797	1,837,057
Manhattan Associates Inc.(a)	53,751	1,416,876
Mercury Computer Systems Inc.(a)(b)	71,562	1,152,864
MTS Systems Corp.	49,864	2,127,697
Radiant Systems Inc.(a)	107,188	1,846,849
RadiSys Corp.(a)	84,926	1,138,008
SI International Inc.(a)	28,015	769,572
Sykes Enterprises Inc.(a)	127,788	2,300,184
Synaptics Inc.(a)	63,188	2,600,818

		19,718,177
DISTRIBUTION & WHOLESALE—1.58%
Bell Microproducts Inc.(a)	190,084	1,142,405
Building Materials Holding Corp.(b)	185,536	1,026,014
Owens & Minor Inc.	244,622	10,379,311
United Stationers Inc.(a)	150,251	6,943,099
Watsco Inc.	143,883	5,289,139

		24,779,968
DIVERSIFIED FINANCIAL SERVICES—1.05%
Financial Federal Corp.	155,592	3,468,146
Investment Technology Group Inc.(a)	99,755	4,747,340
LaBranche & Co. Inc.(a)	333,842	1,682,564
Piper Jaffray Companies(a)	105,530	4,888,150
SWS Group Inc.	138,932	1,760,269

		16,546,469

ELECTRIC—2.89%
ALLETE Inc.	155,721	6,163,437
Avista Corp.	317,626	6,841,664
Central Vermont Public Service Corp.	62,732	1,934,655
CH Energy Group Inc.	82,105	3,656,957
Cleco Corp.	359,547	9,995,407
El Paso Electric Co.(a)	174,389	4,459,127
UIL Holdings Corp.	151,480	5,597,186
UniSource Energy Corp.	212,390	6,700,904

		45,349,337
ELECTRICAL COMPONENTS & EQUIPMENT—1.35%
Advanced Energy Industries Inc.(a)	205,052	2,682,080
Belden Inc.	270,731	12,047,529
C&D Technologies Inc.(a)	161,239	1,065,790
Greatbatch Inc.(a)	56,223	1,123,898
Littelfuse Inc.(a)	71,077	2,342,698
Magnetek Inc.(a)	123,291	527,685
Vicor Corp.	87,199	1,359,432

		21,149,112
ELECTRONICS—5.30%
Analogic Corp.	52,586	3,561,124
Bel Fuse Inc. Class B	37,405	1,094,844
Benchmark Electronics Inc.(a)	429,308	7,611,631
Brady Corp. Class A	144,269	5,062,399
Checkpoint Systems Inc.(a)	145,297	3,774,816
CTS Corp.	215,699	2,141,891
Cubic Corp.	41,108	1,611,434
Cymer Inc.(a)	114,429	4,454,721
Electro Scientific Industries Inc.(a)	168,697	3,348,635
FEI Co.(a)	212,143	5,267,511
Itron Inc.(a)	71,941	6,904,178
Keithley Instruments Inc.	88,781	859,400
Methode Electronics Inc.	229,934	3,780,115
Park Electrochemical Corp.	123,164	3,478,151
Photon Dynamics Inc.(a)	104,540	867,682
Planar Systems Inc.(a)(b)	77,951	498,886
Plexus Corp.(a)	179,376	4,710,414
Rogers Corp.(a)	43,451	1,884,470
Technitrol Inc.	240,178	6,864,287
TTM Technologies Inc.(a)	141,506	1,649,960
Watts Water Technologies Inc. Class A	183,783	5,476,733
Woodward Governor Co.	95,655	6,499,757
X-Rite Inc.(a)	165,286	1,920,623

		83,323,662
ENGINEERING & CONSTRUCTION—1.74%
EMCOR Group Inc.(a)	388,789	9,187,084
Insituform Technologies Inc. Class A(a)(b)	156,685	2,318,938
Shaw Group Inc. (The)(a)	261,882	15,828,148

		27,334,170
ENTERTAINMENT—0.54%
Pinnacle Entertainment Inc.(a)(b)	358,899	8,455,660

		8,455,660
ENVIRONMENTAL CONTROL—0.30%
Tetra Tech Inc.(a)	218,600	4,699,900

		4,699,900

FOOD—2.35%
Flowers Foods Inc.	137,705	3,223,674
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	138,491	4,338,923
Hain Celestial Group Inc.(a)	122,437	3,917,984
J&J Snack Foods Corp.	41,658	1,303,062
Lance Inc.	188,739	3,854,050
Nash Finch Co.(b)	82,245	2,901,604
Performance Food Group Co.(a)	213,603	5,739,513
Ralcorp Holdings Inc.(a)	53,010	3,222,478
Sanderson Farms Inc.	35,148	1,187,299
Spartan Stores Inc.	133,175	3,043,049
TreeHouse Foods Inc.(a)	181,540	4,173,605

		36,905,241
FOREST PRODUCTS & PAPER—1.04%
Buckeye Technologies Inc.(a)	237,425	2,967,812
Caraustar Industries Inc.(a)	185,109	571,987
Neenah Paper Inc.	91,076	2,654,865
Rock-Tenn Co. Class A	201,454	5,118,946
Schweitzer-Mauduit International Inc.	94,925	2,459,507
Wausau Paper Corp.	290,779	2,614,103

		16,387,220
GAS—6.34%
Atmos Energy Corp.	536,628	15,047,049
Laclede Group Inc. (The)	130,790	4,478,250
New Jersey Resources Corp.	166,496	8,328,130
Northwest Natural Gas Co.	158,754	7,724,970
Piedmont Natural Gas Co.(b)	443,345	11,597,905
South Jersey Industries Inc.	177,770	6,415,719
Southern Union Co.	713,464	20,947,303
Southwest Gas Corp.	255,953	7,619,721
UGI Corp.	637,566	17,373,673

		99,532,720
HAND & MACHINE TOOLS—0.94%
Baldor Electric Co.	182,191	6,132,549
Regal Beloit Corp.	192,524	8,653,954

		14,786,503
HEALTH CARE - PRODUCTS—1.71%
ArthroCare Corp.(a)(b)	71,045	3,413,712
BioLase Technology Inc.(a)	9,690	22,868
CONMED Corp.(a)	111,614	2,579,400
Cyberonics Inc.(a)	60,091	790,798
Datascope Corp.	74,299	2,704,484
Invacare Corp.	192,884	4,860,677
Mentor Corp.(b)	90,397	3,534,523
Meridian Bioscience Inc.	94,629	2,846,440
Osteotech Inc.(a)	109,737	858,143
PSS World Medical Inc.(a)	137,936	2,699,408
Symmetry Medical Inc.(a)	77,360	1,348,385
Vital Sign Inc.	22,649	1,157,817

		26,816,655
HEALTH CARE - SERVICES—1.74%
AMERIGROUP Corp.(a)	209,712	7,644,002
Centene Corp.(a)	149,271	4,095,996
Gentiva Health Services Inc.(a)	169,814	3,233,259
Matria Healthcare Inc.(a)	123,070	2,925,374
MedCath Corp.(a)	83,579	2,052,700
Odyssey Healthcare Inc.(a)	97,199	1,075,021
RehabCare Group Inc.(a)	105,759	2,385,923
Res-Care Inc.(a)	153,603	3,864,651

		27,276,926

HOME BUILDERS—0.77%
Champion Enterprises Inc.(a)(b)	466,011	4,389,824
Coachmen Industries Inc.	98,930	588,633
Fleetwood Enterprises Inc.(a)(b)	392,767	2,348,747
M/I Homes Inc.	77,749	816,364
Monaco Coach Corp.	184,845	1,641,424
Skyline Corp.	42,497	1,247,287
Winnebago Industries Inc.	53,022	1,114,522

		12,146,801
HOME FURNISHINGS—0.69%
Audiovox Corp. Class A(a)	113,736	1,410,326
Bassett Furniture Industries Inc.	74,840	699,006
Ethan Allen Interiors Inc.	179,393	5,112,700
La-Z-Boy Inc.(b)	293,705	2,329,081
Universal Electronics Inc.(a)	39,933	1,335,360

		10,886,473
HOUSEHOLD PRODUCTS & WARES—0.52%
Central Garden & Pet Co. Class A(a)	407,866	2,186,162
Russ Berrie and Co. Inc.(a)	103,211	1,688,532
Spectrum Brands Inc.(a)(b)	253,929	1,353,442
Standard Register Co. (The)	79,888	931,494
WD-40 Co.	52,125	1,979,186

		8,138,816
HOUSEWARES—0.19%
Libbey Inc.	90,371	1,431,477
National Presto Industries Inc.	29,238	1,539,673

		2,971,150
INSURANCE—2.68%
Delphi Financial Group Inc. Class A	82,946	2,926,335
Hilb Rogal & Hobbs Co.	74,666	3,029,200
LandAmerica Financial Group Inc.	94,549	3,162,664
Navigators Group Inc. (The)(a)	38,053	2,473,445
Presidential Life Corp.	131,780	2,307,468
ProAssurance Corp.(a)	67,270	3,694,468
RLI Corp.	48,801	2,771,409
Safety Insurance Group Inc.	98,028	3,589,785
SCPIE Holdings Inc.(a)	51,474	1,413,991
Selective Insurance Group Inc.	318,751	7,328,085
Stewart Information Services Corp.	109,690	2,861,812
Tower Group Inc.	63,566	2,123,104
Triad Guaranty Inc.(a)(b)	62,937	616,783
United Fire & Casualty Co.	128,367	3,734,196

		42,032,745
INTERNET—0.94%
Blue Coat Systems Inc.(a)	130,852	4,301,105
Blue Nile Inc.(a)(b)	45,776	3,115,515
CyberSource Corp.(a)	191,338	3,400,076
Knot Inc. (The)(a)	78,097	1,244,866
Napster Inc.(a)	207,312	408,405
PCTEL Inc.(a)	114,448	785,113
Perficient Inc.(a)	93,361	1,469,502

		14,724,582
IRON & STEEL—0.22%
Gibraltar Industries Inc.	182,052	2,807,242
Material Sciences Corp.(a)	79,499	590,678

		3,397,920

LEISURE TIME—0.14%
Arctic Cat Inc.	77,010	919,499
Multimedia Games Inc.(a)	52,765	440,060
Nautilus Inc.	167,437	812,069

		2,171,628
LODGING—0.13%
Marcus Corp.	132,253	2,043,309

		2,043,309
MACHINERY—2.49%
Albany International Corp. Class A	100,194	3,717,197
Applied Industrial Technologies Inc.	221,181	6,418,673
Astec Industries Inc.(a)	72,462	2,694,862
Briggs & Stratton Corp.	297,675	6,745,315
Cascade Corp.	26,791	1,244,710
Cognex Corp.	261,053	5,260,218
Gardner Denver Inc.(a)	126,091	4,161,003
Gerber Scientific Inc.(a)	145,311	1,569,359
Lindsay Corp.	32,389	2,289,578
Robbins & Myers Inc.	66,906	5,060,101

		39,161,016
MANUFACTURING—3.06%
A.O. Smith Corp.	133,782	4,689,059
Acuity Brands Inc.	249,569	11,230,605
AptarGroup Inc.	188,660	7,718,081
Barnes Group Inc.	270,825	9,042,847
CLARCOR Inc.	134,103	5,091,891
EnPro Industries Inc.(a)	55,755	1,708,891
Griffon Corp.(a)	148,461	1,848,339
Lydall Inc.(a)	104,263	1,096,847
Myers Industries Inc.	84,129	1,217,347
Standex International Corp.	77,577	1,353,719
Sturm, Ruger & Co. Inc.(a)	101,807	842,962
Tredegar Corp.	142,276	2,287,798

		48,128,386
MEDIA—0.11%
4Kids Entertainment Inc.(a)	83,294	1,095,315
Radio One Inc. Class D(a)	248,953	590,019

		1,685,334
METAL FABRICATE & HARDWARE—1.26%
A.M. Castle & Co.	99,584	2,707,689
Kaydon Corp.	92,097	5,022,970
Lawson Products Inc.	26,214	994,035
Mueller Industries Inc.	222,602	6,453,232
Valmont Industries Inc.	51,248	4,567,222

		19,745,148
MINING—0.84%
AMCOL International Corp.	50,750	1,828,523
Century Aluminum Co.(a)(b)	117,216	6,322,631
RTI International Metals Inc.(a)	72,343	4,986,603

		13,137,757
OFFICE FURNISHINGS—0.24%
Interface Inc. Class A	227,741	3,716,733

		3,716,733

OIL & GAS—1.09%
Atwood Oceanics Inc.(a)	84,308	8,451,034
Pioneer Drilling Co.(a)	144,079	1,711,659
Stone Energy Corp.(a)	96,366	4,520,529
Swift Energy Co.(a)	54,981	2,420,813

		17,104,035
OIL & GAS SERVICES—1.58%
Gulf Island Fabrication Inc.	27,695	878,208
ION Geophysical Corp.(a)	322,583	5,090,360
Lufkin Industries Inc.	43,999	2,520,703
Matrix Service Co.(a)	87,200	1,902,704
NATCO Group Inc. Class A(a)	54,946	2,975,326
SEACOR Holdings Inc.(a)	65,454	6,070,204
Tetra Technologies Inc.(a)	149,865	2,333,398
W-H Energy Services Inc.(a)	54,875	3,084,524

		24,855,427
PACKAGING & CONTAINERS—0.04%
Chesapeake Corp.	125,004	648,771

		648,771
PHARMACEUTICALS—0.61%
Alpharma Inc. Class A(a)	262,874	5,296,911
Noven Pharmaceuticals Inc.(a)	62,735	870,762
Salix Pharmaceuticals Ltd.(a)(b)	127,191	1,002,265
Theragenics Corp.(a)	210,461	753,450
ViroPharma Inc.(a)	215,292	1,709,418

		9,632,806
REAL ESTATE—0.16%
Forestar Real Estate Group Inc.	108,099	2,550,055

		2,550,055
REAL ESTATE INVESTMENT TRUSTS—8.90%
Acadia Realty Trust	193,967	4,967,495
BioMed Realty Trust Inc.	385,778	8,938,476
Colonial Properties Trust	282,799	6,399,741
DiamondRock Hospitality Co.	557,793	8,355,739
EastGroup Properties Inc.	143,259	5,995,389
Entertainment Properties Trust	168,566	7,922,602
Essex Property Trust Inc.	149,248	14,550,188
Extra Space Storage Inc.	226,214	3,232,598
Inland Real Estate Corp.	351,617	4,978,897
Kilroy Realty Corp.	193,461	10,632,617
Kite Realty Group Trust	176,536	2,695,705
Lexington Realty Trust	383,361	5,574,069
LTC Properties Inc.	122,619	3,071,606
Medical Properties Trust Inc.(b)	305,570	3,113,758
Mid-America Apartment Communities Inc.	153,751	6,572,855
National Retail Properties Inc.	430,684	10,069,392
Parkway Properties Inc.	93,651	3,463,214
PS Business Parks Inc.	93,430	4,909,747
Senior Housing Properties Trust	530,760	12,037,637
Sovran Self Storage Inc.	130,424	5,230,002
Tanger Factory Outlet Centers Inc.	188,091	7,092,912

		139,804,639
RETAIL—6.27%
Big 5 Sporting Goods Corp.	124,305	1,792,478
Brown Shoe Co. Inc.	256,930	3,897,628
Buffalo Wild Wings Inc.(a)	57,058	1,324,887
Cabela’s Inc. Class A(a)(b)	228,380	3,441,687

California Pizza Kitchen Inc.(a)	60,839	947,263
Casey’s General Store Inc.	165,018	4,886,183
Cash America International Inc.	76,711	2,477,765
Cato Corp. Class A	179,589	2,812,364
Charlotte Russe Holding Inc.(a)	58,692	947,876
Children’s Place Retail Stores Inc. (The)(a)	37,941	983,810
CKE Restaurants Inc.	330,125	4,357,650
Finish Line Inc. (The) Class A	205,799	498,034
Fred’s Inc.	246,150	2,370,425
Genesco Inc.(a)	43,417	1,641,163
Group 1 Automotive Inc.	138,096	3,279,780
Haverty Furniture Companies Inc.	136,831	1,230,111
Hot Topic Inc.(a)	87,795	510,967
IHOP Corp.(b)	49,517	1,811,332
Insight Enterprises Inc.(a)	291,685	5,320,334
Jack in the Box Inc.(a)	124,487	3,208,030
Jo-Ann Stores Inc.(a)	153,526	2,008,120
Landry’s Restaurants Inc.	77,063	1,518,141
Lithia Motors Inc. Class A	87,168	1,196,817
Longs Drug Stores Corp.	189,981	8,929,107
MarineMax Inc.(a)(b)	103,258	1,600,499
Men’s Wearhouse Inc. (The)	139,398	3,760,958
Movado Group Inc.	68,924	1,743,088
O’Charley’s Inc.	136,317	2,042,029
Pep Boys - Manny, Moe & Jack (The)	252,092	2,894,016
Red Robin Gourmet Burgers Inc.(a)	45,815	1,465,622
Ruth’s Chris Steak House Inc.(a)	59,107	528,417
School Specialty Inc.(a)(b)	101,899	3,520,610
Sonic Automotive Inc.	188,406	3,647,540
Steak n Shake Co. (The)(a)(b)	159,490	1,738,441
Stein Mart Inc.	165,550	784,707
Texas Roadhouse Inc. Class A(a)	140,191	1,550,512
Triarc Companies Inc. Class B	364,416	3,192,284
Tuesday Morning Corp.	156,213	792,000
Tween Brands Inc.(a)	65,016	1,721,624
World Fuel Services Corp.	69,578	2,019,849
Zale Corp.(a)(b)	259,189	4,162,575

		98,556,723
SAVINGS & LOANS—1.42%
Anchor BanCorp Wisconsin Inc.	100,882	2,372,745
BankAtlantic Bancorp Inc. Class A	261,577	1,072,466
BankUnited Financial Corp. Class A(b)	171,108	1,180,645
Brookline Bancorp Inc.	357,278	3,629,944
Dime Community Bancshares Inc.	155,050	1,979,989
Downey Financial Corp.(b)	118,045	3,672,380
FirstFed Financial Corp.(a)(b)	78,328	2,805,709
Flagstar Bancorp Inc.	227,573	1,586,184
Franklin Bank Corp.(a)	125,946	542,827
Guaranty Financial Group Inc.	211,958	3,391,328

		22,234,217
SEMICONDUCTORS—4.50%
Actel Corp.(a)	147,255	2,011,503
ATMI Inc.(a)	124,347	4,010,191
Axcelis Technologies Inc.(a)	621,551	2,859,135
Brooks Automation Inc.(a)	426,571	5,635,003
Cabot Microelectronics Corp.(a)	54,353	1,951,816
Cohu Inc.	140,849	2,154,990
DSP Group Inc.(a)	93,668	1,142,750
Exar Corp.(a)	275,906	2,198,971
Kopin Corp.(a)	277,794	877,829
Kulicke and Soffa Industries Inc.(a)(b)	301,921	2,071,178

Micrel Inc.	312,941	2,644,351
Microsemi Corp.(a)	246,701	5,461,960
MKS Instruments Inc.(a)	300,223	5,746,268
Pericom Semiconductor Corp.(a)	102,013	1,907,643
Photronics Inc.(a)	254,025	3,167,692
Rudolph Technologies Inc.(a)	164,331	1,860,227
Skyworks Solutions Inc.(a)(b)	690,593	5,870,041
Standard Microsystems Corp.(a)	80,385	3,140,642
Supertex Inc.(a)	45,849	1,434,615
Ultratech Inc.(a)(b)	143,573	1,628,118
Varian Semiconductor Equipment Associates Inc.(a)	263,770	9,759,490
Veeco Instruments Inc.(a)(b)	192,715	3,218,341

		70,752,754
SOFTWARE—2.56%
Allscripts Healthcare Solutions Inc.(a)(b)	189,129	3,672,885
Avid Technology Inc.(a)	91,504	2,593,223
Captaris Inc.(a)	133,252	575,649
Digi International Inc.(a)	89,678	1,272,531
Informatica Corp.(a)	316,766	5,708,123
JDA Software Group Inc.(a)	104,118	2,130,254
ManTech International Corp. Class A(a)	45,395	1,989,209
Omnicell Inc.(a)	121,424	3,269,948
Phase Forward Inc.(a)	161,528	3,513,234
Phoenix Technologies Ltd.(a)	104,450	1,345,316
Progress Software Corp.(a)	107,080	3,606,454
SYNNEX Corp.(a)	94,028	1,842,949
Take-Two Interactive Software Inc.(a)	197,356	3,641,218
THQ Inc.(a)	177,459	5,002,569

		40,163,562
STORAGE & WAREHOUSING—0.10%
Mobile Mini Inc.(a)	86,816	1,609,569

		1,609,569
TELECOMMUNICATIONS—2.44%
Adaptec Inc.(a)	738,230	2,495,217
Anixter International Inc.(a)	112,958	7,033,895
Applied Signal Technology Inc.	77,904	1,057,936
ARRIS Group Inc.(a)	806,101	8,044,888
Black Box Corp.	106,954	3,868,526
Ditech Networks Inc.(a)	124,011	430,318
General Communication Inc. Class A(a)	87,358	764,383
Harmonic Inc.(a)	546,523	5,727,561
Network Equipment Technologies Inc.(a)	121,427	1,022,415
Newport Corp.(a)	225,569	2,885,028
Novatel Wireless Inc.(a)(b)	184,200	2,984,040
Symmetricom Inc.(a)	283,597	1,335,742
Tollgrade Communications Inc.(a)	83,996	673,648

		38,323,597
TEXTILES—0.58%
Angelica Corp.	60,340	1,152,494
G&K Services Inc. Class A	127,791	4,794,718
UniFirst Corp.	82,391	3,130,858

		9,078,070
TOYS, GAMES & HOBBIES—0.20%
JAKKS Pacific Inc.(a)	88,284	2,084,385
RC2 Corp.(a)	36,015	1,010,941

		3,095,326

TRANSPORTATION—1.13%
Arkansas Best Corp.	152,700	3,350,238
Bristow Group Inc.(a)(b)	63,331	3,587,701
Hub Group Inc. Class A(a)	124,644	3,313,038
Kirby Corp.(a)	125,329	5,825,292
Old Dominion Freight Line Inc.(a)	71,802	1,659,344

		17,735,613
WATER—0.25%
American States Water Co.	103,991	3,918,381

		3,918,381

TOTAL COMMON STOCKS
(Cost: $1,669,894,849)		1,575,244,230

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.69%

MONEY MARKET FUNDS—4.69%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(c)(d)	8,004,959	8,004,959
BGI Cash Premier Fund LLC
4.90%(c)(d)(e)	65,700,510	65,700,510

		73,705,469

TOTAL SHORT-TERM INVESTMENTS
(Cost: $73,705,469)		73,705,469

TOTAL INVESTMENTS IN SECURITIES—104.97%
(Cost: $1,743,600,318)		1,648,949,699
Other Assets, Less Liabilities—(4.97)%		(78,108,956)

NET ASSETS—100.00%		$1,570,840,743

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P/TOPIX 150 INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.89%

ADVERTISING—0.24%
Dentsu Inc.	224	$593,510

		593,510
AGRICULTURE—1.22%
Japan Tobacco Inc.	504	3,013,669

		3,013,669
AIRLINES—0.53%
All Nippon Airways Co. Ltd.(a)	196,000	724,594
Japan Airlines Corp.(a)(b)	252,000	575,214

		1,299,808
AUTO MANUFACTURERS—10.60%
Honda Motor Co. Ltd.	173,600	5,827,328
Nissan Motor Co. Ltd.	238,000	2,620,418
Suzuki Motor Corp.	42,000	1,266,974
Toyota Motor Corp.	305,200	16,500,989

		26,215,709
AUTO PARTS & EQUIPMENT—1.45%
Bridgestone Corp.	68,600	1,220,756
Denso Corp.	51,800	2,123,654
NOK Corp.	11,200	238,106

		3,582,516
BANKS—10.17%
Mitsubishi UFJ Financial Group Inc.	1,103,200	10,339,260
Mizuho Financial Group Inc.	1,204	5,755,145
Nipponkoa Insurance Co. Ltd.	80,000	728,282
Shinsei Bank Ltd.	140,000	511,301
Sumitomo Mitsui Financial Group Inc.	875	6,555,745
Sumitomo Trust and Banking Co. Ltd. (The)	187,000	1,252,079

		25,141,812
BEVERAGES—0.89%
Asahi Breweries Ltd.	46,200	782,441
Kirin Holdings Co. Ltd.	96,000	1,410,160

		2,192,601
BUILDING MATERIALS—1.66%
Asahi Glass Co. Ltd.	112,000	1,502,824
Daikin Industries Ltd.	30,800	1,725,892
JS Group Corp.	28,000	448,391
Matsushita Electric Works Ltd.	39,000	431,840

		4,108,947
CHEMICALS—3.09%
Asahi Kasei Corp.	126,000	839,135
JSR Corp.	22,400	578,472

Mitsubishi Chemical Holdings Corp.	105,000	806,427
Mitsui Chemicals Inc.	70,000	459,920
Nitto Denko Corp.	18,200	964,454
Shin-Etsu Chemical Co. Ltd.	41,700	2,620,364
Sumitomo Chemical Co. Ltd.	154,000	1,374,372

		7,643,144
COMMERCIAL SERVICES—0.67%
Dai Nippon Printing Co. Ltd.	70,000	1,029,495
Toppan Printing Co. Ltd.	65,000	639,440

		1,668,935
COMPUTERS—1.00%
Fujitsu Ltd.	212,000	1,428,958
TDK Corp.	14,000	1,042,653

		2,471,611
COSMETICS & PERSONAL CARE—1.17%
Kao Corp.	56,000	1,684,286
Shiseido Co. Ltd.	40,000	947,053
Uni-Charm Corp.	4,200	265,801

		2,897,140
DISTRIBUTION & WHOLESALE—5.21%
ITOCHU Corp.	154,000	1,505,331
Marubeni Corp.	174,000	1,235,125
Mitsubishi Corp.	162,400	4,448,319
Mitsui & Co. Ltd.	182,000	3,852,929
Sumitomo Corp.	128,800	1,829,706

		12,871,410
DIVERSIFIED FINANCIAL SERVICES—3.58%
Acom Co. Ltd.	9,660	197,584
Credit Saison Co. Ltd.	18,200	498,519
Daiwa Securities Group Inc.	154,000	1,400,564
Nikko Cordial Corp.	45,000	669,471
Nomura Holdings Inc.	222,600	3,775,921
ORIX Corp.	10,360	1,770,330
Promise Co. Ltd.	9,800	243,871
Takefuji Corp.	12,460	302,814

		8,859,074
ELECTRIC—3.34%
Chubu Electric Power Co. Inc.	71,400	1,863,053
Kansai Electric Power Co. Inc. (The)	84,000	1,958,734
Kyushu Electric Power Co. Inc.	44,800	1,102,806
Tokyo Electric Power Co. Inc. (The)	128,800	3,331,979

		8,256,572
ELECTRICAL COMPONENTS & EQUIPMENT—4.44%
Fujikura Ltd.	41,000	208,459
Furukawa Electric Co. Ltd. (The)	70,000	271,942
Hitachi Ltd.	350,000	2,609,766
Mitsubishi Electric Corp.	210,000	2,195,587
SANYO Electric Co. Ltd.(b)	196,000	270,188
Sharp Corp.	96,000	1,727,252
Sumitomo Electric Industries Ltd.	79,800	1,269,342
Toshiba Corp.	322,000	2,412,514

		10,965,050
ELECTRONICS—4.73%
Advantest Corp.	21,000	597,771
Fanuc Ltd.	21,000	2,045,204

Hirose Electric Co. Ltd.	4,000	462,606
Hoya Pentax HD Corp.	46,200	1,472,246
Keyence Corp.	4,110	1,014,302
Kyocera Corp.	18,200	1,614,483
Murata Manufacturing Co. Ltd.	22,400	1,299,306
NEC Corp.	224,000	1,032,628
NGK Insulators Ltd.	30,000	813,678
Secom Co. Ltd.	24,700	1,350,911

		11,703,135
ENGINEERING & CONSTRUCTION—0.55%
Kajima Corp.	112,000	365,931
Obayashi Corp.	79,000	397,422
Shimizu Corp.	70,000	305,778
Taisei Corp.	112,000	302,770

		1,371,901
ENTERTAINMENT—0.14%
Oriental Land Co. Ltd.	5,600	337,860

		337,860
FOOD—0.60%
Ajinomoto Co. Inc.	56,000	637,121
Nippon Meat Packers Inc.	18,000	181,587
Nissin Food Products Co. Ltd.	11,200	361,921
Yakult Honsha Co. Ltd.	12,600	291,554

		1,472,183
FOREST PRODUCTS & PAPER—0.31%
Nippon Paper Group Inc.	98	294,750
Oji Paper Co. Ltd.	98,000	481,601

		776,351
GAS—0.84%
Osaka Gas Co. Ltd.	210,000	828,984
Tokyo Gas Co. Ltd.	266,000	1,245,294

		2,074,278
HAND & MACHINE TOOLS—0.34%
SMC Corp.	7,000	834,624

		834,624
HEALTH CARE - PRODUCTS—0.39%
Terumo Corp.	18,200	957,938

		957,938
HOME BUILDERS—0.56%
Daiwa House Industry Co. Ltd.	56,000	723,341
Sekisui House Ltd.	62,000	670,420

		1,393,761
HOME FURNISHINGS—4.49%
Matsushita Electric Industrial Co. Ltd.	224,000	4,641,812
Pioneer Corp.	18,200	164,544
Sony Corp.	113,400	6,293,515

		11,099,871
HOUSEWARES—0.09%
TOTO Ltd.(a)	28,000	222,316

		222,316
INSURANCE—2.68%
Millea Holdings Inc.	86,800	2,929,204

Mitsui Sumitomo Insurance Co. Ltd.	154,000	1,499,817
Sompo Japan Insurance Inc.	98,000	886,882
T&D Holdings Inc.	25,200	1,301,562

		6,617,465
INTERNET—0.98%
SoftBank Corp.	81,200	1,679,022
Yahoo! Japan Corp.	1,680	751,913

		2,430,935
IRON & STEEL—3.99%
JFE Holdings Inc.	58,825	2,980,347
Kobe Steel Ltd.	294,000	957,938
Nippon Steel Corp.	630,000	3,902,430
Sumitomo Metal Industries Ltd.	434,000	2,016,256

		9,856,971
MACHINERY—1.73%
Komatsu Ltd.	99,400	2,704,883
Kubota Corp.	112,000	758,931
Toyota Industries Corp.	19,600	801,790

		4,265,604
MANUFACTURING—2.17%
FUJIFILM Holdings Corp.	53,200	2,252,482
Kawasaki Heavy Industries Ltd.	168,000	497,767
Konica Minolta Holdings Inc.	56,000	992,024
Mitsubishi Heavy Industries Ltd.	378,000	1,627,516

		5,369,789
MEDIA—0.10%
Nippon Television Network Corp.	1,820	244,209

		244,209
METAL FABRICATE & HARDWARE—0.18%
NSK Ltd.	42,000	438,365

		438,365
MINING—0.79%
Mitsubishi Materials Corp.	126,000	539,122
Mitsui Mining & Smelting Co. Ltd.	70,000	280,714
Sumitomo Metal Mining Co. Ltd.	66,000	1,128,407

		1,948,243
OFFICE & BUSINESS EQUIPMENT—3.05%
Canon Inc.	134,450	6,258,246
Ricoh Co. Ltd.	70,000	1,293,918

		7,552,164
OIL & GAS—0.59%
Nippon Oil Corp.	145,000	1,179,833
TonenGeneral Sekiyu K.K.	28,000	276,454

		1,456,287
PACKAGING & CONTAINERS—0.13%
Toyo Seikan Kaisha Ltd.	18,200	322,897

		322,897
PHARMACEUTICALS—4.45%
Astellas Pharma Inc.	49,028	2,137,281
Daiichi Sankyo Co. Ltd.	75,603	2,328,016
Eisai Co. Ltd.	28,000	1,102,806
Taisho Pharmaceutical Co. Ltd.	21,000	404,153

Takeda Pharmaceutical Co. Ltd.	85,400	5,022,405

		10,994,661
REAL ESTATE—2.58%
Mitsubishi Estate Co. Ltd.	140,000	3,377,344
Mitsui Fudosan Co. Ltd.	88,000	1,914,157
Sumitomo Realty & Development Co. Ltd.	44,000	1,089,021

		6,380,522
RETAIL—1.67%
AEON Co. Ltd.	78,400	1,149,525
Marui Group Co. Ltd.	29,400	290,276
Seven & I Holdings Co. Ltd.	92,400	2,696,361

		4,136,162
SEMICONDUCTORS—0.85%
Rohm Co. Ltd.	11,200	977,487
Tokyo Electron Ltd.	18,200	1,117,594

		2,095,081
TELECOMMUNICATIONS—3.42%
Nippon Telegraph and Telephone Corp.	966	4,833,675
NTT Data Corp.	140	622,835
NTT DoCoMo Inc.	1,806	3,006,902

		8,463,412
TEXTILES—0.80%
Kuraray Co. Ltd.	39,000	474,430
Teijin Ltd.	98,000	420,194
Toray Industries Inc.	138,000	1,080,875

		1,975,499
TOYS, GAMES & HOBBIES—2.95%
Nintendo Co. Ltd.	12,200	7,305,912

		7,305,912
TRANSPORTATION—4.48%
Central Japan Railway Co.	201	1,714,658
East Japan Railway Co.	389	3,210,473
Kintetsu Corp.	168,000	521,828
Mitsui O.S.K. Lines Ltd.	126,000	1,608,343
Nippon Express Co. Ltd.	98,000	504,409
Nippon Yusen Kabushiki Kaisha	112,000	890,265
Odakyu Electric Railway Co. Ltd.	56,000	356,407
Tokyu Corp.	98,000	644,766
West Japan Railway Co.	196	973,728
Yamato Holdings Co. Ltd.	46,000	663,349

		11,088,226

TOTAL COMMON STOCKS
(Cost: $238,313,028)		246,968,130

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.60%

MONEY MARKET FUNDS—1.60%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(c)(d)	2,651,553	2,651,553

BGI Cash Premier Fund LLC
4.90%(c)(d)(e)	1,308,062	1,308,062

		3,959,615

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,959,615)		3,959,615

TOTAL INVESTMENTS IN SECURITIES—101.49%
(Cost: $242,272,643)		250,927,745
Other Assets, Less Liabilities—(1.49)%		(3,695,297)

NET ASSETS—100.00%		$247,232,448

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

December 31, 2007

Security	Shares	Value

PREFERRED STOCKS—99.79%

AUTO MANUFACTURERS—9.16%
Ford Motor Co. Capital Trust II, 6.50%	196,384	$6,382,480

		6,382,480
BANKS—29.80%
BAC Capital Trust II, 7.00%	114,614	2,601,738
BAC Capital Trust X, 6.25%	114,818	2,354,917
Banco Santander Central Hispano SA, 6.41%	54,876	1,210,016
Bank of America Corp., 5.91%	44,880	895,356
Barclays Bank PLC, 6.63%(a)	61,200	1,329,264
KeyCorp Capital IX, 6.75%	12,240	231,948
National City Capital Trust II, 6.63%	102,340	1,693,727
Royal Bank of Scotland Group PLC ADR, 6.40%	41,174	814,010
Royal Bank of Scotland Group PLC Series L, 5.75%	40,800	732,360
Royal Bank of Scotland Group PLC Series N, 6.35%	90,674	1,768,143
UBS Preferred Funding Trust IV Series D, 5.79%	26,626	531,189
USB Capital VIII, 6.35%	8,160	163,853
USB Capital XI, 6.60%	97,682	2,065,974
USB Capital XII, 6.30%	12,240	243,698
Wachovia Capital Trust IV, 6.38%	19,040	381,371
Wachovia Corp., 7.25%	17,680	401,159
Wells Fargo Capital IV, 7.00%	121,108	2,797,595
Wells Fargo Capital IX, 5.63%	28,332	543,974

		20,760,292
CHEMICALS—2.97%
Celanese Corp., 4.25%	28,774	1,569,334
Huntsman Corp., 5.00%	10,200	502,350

		2,071,684
DIVERSIFIED FINANCIAL SERVICES—33.66%
ABN AMRO Capital Funding Trust V, 5.90%	105,400	1,918,280
ABN AMRO Capital Funding Trust VII, 6.08%	136,000	2,526,880
CIT Group Inc., 6.35%	8,160	147,451
Citigroup Capital VIII, 6.95%	156,944	3,303,671
Citigroup Capital IX, 6.00%	77,792	1,443,042
Citigroup Capital XVI, 6.45%	36,720	697,313
Countrywide Capital V, 7.00%	126,932	1,453,371
Countrywide Financial Corp., 6.75%	12,240	144,310
Deutsche Bank Capital Funding Trust VIII, 6.38%	88,570	1,878,570
Federal Home Loan Mortgage Corp., 5.57%	27,200	523,600
JP Morgan Chase Capital X, 7.00%	24,480	577,728
JP Morgan Chase Capital XI, 5.88%	124,780	2,455,670
Lehman Brothers Holdings Capital Trust III, 6.38%	6,800	135,320
Lehman Brothers Holdings Capital Trust V, 6.00%	22,668	432,959
Lehman Brothers Holdings Inc., 6.50%	23,536	509,084

Merrill Lynch & Co. Inc., 6.00%	36,720	642,600
Merrill Lynch & Co. Inc., 6.16%	124,270	2,254,258
Merrill Lynch Capital Trust I, 6.45%	24,480	475,646
Morgan Stanley Capital Trust III, 6.25%	65,722	1,255,947
Morgan Stanley Capital Trust IV, 6.25%	14,960	284,988
Morgan Stanley Capital Trust VI, 6.60%	19,407	389,110

		23,449,798
ELECTRIC—0.33%
Virginia Power Capital Trust II, 7.38%	9,520	232,193

		232,193
ENTERTAINMENT—0.35%
Six Flags Inc. PIERS, 7.25%	17,000	243,950

		243,950
INSURANCE—7.17%
ACE Ltd., 7.80%	45,832	1,095,385
Lincoln National Corp., 6.75%	11,332	254,970
MetLife Inc., 5.99%	19,616	413,898
MetLife Inc., 6.50%	136,784	2,987,363
RenaissanceRe Holdings Ltd. Series C, 6.08%	6,800	117,096
RenaissanceRe Holdings Ltd. Series D, 6.60%	6,800	126,072

		4,994,784
MINING—9.05%
Freeport-McMoRan Copper & Gold Inc., 6.75%	41,752	6,301,212

		6,301,212
REAL ESTATE INVESTMENT TRUSTS—4.44%
BioMed Realty Trust Inc., 7.38%	4,080	83,436
Hospitality Properties Trust, 7.00%	7,480	134,640
HRPT Properties Trust Class D, 6.50%	9,068	173,289
Public Storage Series I, 7.25%	81,532	1,715,433
Public Storage Series K, 7.25%	35,870	755,064
Public Storage Series M, 6.63%	12,240	232,560

		3,094,422
TRANSPORTATION—2.86%
Bristow Group Inc., 5.50%	28,050	1,992,672

		1,992,672

TOTAL PREFERRED STOCKS
(Cost: $79,408,588)		69,523,487

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.51%

MONEY MARKET FUNDS—0.51%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(a)(b)	353,498	353,498

		353,498

TOTAL SHORT-TERM INVESTMENTS
(Cost: $353,498)		353,498

TOTAL INVESTMENTS IN SECURITIES—100.30%
(Cost: $79,762,086)		69,876,985

Other Assets, Less Liabilities—(0.30)%	(209,549)

NET ASSETS—100.00%	$69,667,436

ADR  -  American Depositary Receipts

PIERS  -  Preferred Income Equity Redeemable Shares

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P WORLD EX-U.S. PROPERTY INDEX FUND

December 31, 2007

Security	Shares	Value

COMMON STOCKS—99.46%

AUSTRALIA—18.89%
Abacus Property Group	77,940	$119,419
APN/UKA European Retail Property Group	90,876	79,794
Australand Property Group	63,576	129,509
Babcock & Brown Japan Property Trust	77,892	95,750
Becton Property Group Ltd.	4,584	15,456
Centro Properties Group	84,696	75,111
Centro Retail Group	226,608	189,024
CFS Retail Property Trust	180,636	371,141
Challenger Diversified Property Group	20,460	17,965
Charter Hall Group	48,348	105,705
Commonwealth Property Office Fund	160,764	218,090
DB RREEF Trust	287,340	504,598
FKP Property Group	23,484	130,938
Goodman Group	154,380	662,856
GPT Group	215,796	765,498
ING Industrial Fund	114,936	256,336
ING Office Fund	138,696	197,287
Lend Lease Corp. Ltd.	41,868	635,986
Macquarie CountryWide Trust	131,376	190,335
Macquarie DDR Trust	134,076	90,649
Macquarie Leisure Trust Group	43,548	133,448
Macquarie Office Trust	213,408	262,336
Mirvac Group	104,604	551,085
Mirvac Real Estate Investment Trust	112,908	128,880
Stockland	143,340	1,059,739
Sunland Group Ltd.	22,632	89,225
Tishman Speyer Office Fund	60,432	86,226
Valad Property Group	139,116	157,574
Westfield Group	204,468	3,770,196

		11,090,156
AUSTRIA—3.27%
CA Immo International AG(a)	1,620	27,475
CA Immobilien Anlagen AG(a)	11,316	253,132
Conwert Immobilien Invest SE(a)	12,889	226,886
Immoeast AG(a)	42,492	457,864
IMMOFINANZ AG	42,734	434,231
Meinl European Land Ltd.(a)	30,216	416,592
Sparkassen Immobilien AG(a)	9,156	103,478

		1,919,658
BELGIUM—0.61%
Befimmo SCA	1,250	132,992
Cofinimmo SA	1,193	224,517

		357,509

CANADA—2.97%
Artis Real Estate Investment Trust	2,400	36,622
Boardwalk Real Estate Investment Trust	3,168	143,001
Brookfield Properties Corp.	21,732	423,212
Calloway Real Estate Investment Trust	5,280	131,017
Canadian Real Estate Investment Trust	4,860	142,754
Chartwell Seniors Housing Real Estate Investment Trust	10,284	118,267
Dundee Real Estate Investment Trust	660	22,549
Extendicare Real Estate Investment Trust	2,880	36,447
H&R Real Estate Investment Trust	9,888	198,772
Melcor Developments Ltd.	972	19,589
MI Developments Inc. Class A	6,492	182,535
RioCan Real Estate Investment Trust	13,176	291,302

		1,746,067
CHINA—0.23%
Hopson Development Holdings Ltd.(b)	48,000	132,660

		132,660
DENMARK—0.14%
Jeudan A/S	264	31,059
TK Development(a)	3,636	51,688

		82,747
FINLAND—0.35%
Citycon OYJ	19,404	103,549
Sponda OYJ	8,520	101,771

		205,320
FRANCE—6.52%
ANF SA	276	19,369
Fonciere des Regions	2,328	295,267
GAGFAH SA	8,160	141,732
Gecina SA	1,812	284,316
Icade	1,138	169,726
Klepierre	6,732	344,193
Mercialys	3,408	130,396
Orco Property Group	888	105,850
ProLogis European Properties	12,420	180,497
Societe de la Tour Eiffel	816	111,978
Societe Immobiliere de Location pour l’Industrie et le Commerce	1,200	175,955
Unibail-Rodamco	8,532	1,870,134

		3,829,413
GERMANY—1.34%
Alstria Office REIT AG(a)	1,632	24,457
Colonia Real Estate AG(a)	1,584	39,370
Deutsche EuroShop AG	4,944	169,867
Deutsche Wohnen AG	2,904	89,586
DIC Asset AG	2,364	75,174
IVG Immobilien AG	9,576	330,134
PATRIZIA Immobilien AG	2,088	15,752
TAG Tegernsee Immobilien-und Beteiligungs-AG(a)	1,716	16,408
Vivacon AG	1,464	27,719

		788,467
HONG KONG—21.97%
Champion REIT	192,000	112,530
Cheung Kong (Holdings) Ltd.	144,000	2,663,042

Chinese Estates Holdings Ltd.	120,000	217,919
Coastal Greenland Ltd.	114,000	23,392
Far East Consortium International Ltd.	72,000	40,998
Great Eagle Holdings Ltd.	36,000	134,583
Hang Lung Development Co. Ltd.	96,000	524,483
Hang Lung Properties Ltd.	204,000	923,539
Henderson Investment Ltd.(b)	81,000	17,556
Henderson Land Development Co. Ltd.(b)	103,929	978,991
HKR International Ltd.	115,200	110,215
Hongkong Land Holdings Ltd.(b)	132,000	652,080
Hysan Development Co. Ltd.	72,000	205,453
K. Wah International Holdings Ltd.	144,000	91,784
Kerry Properties Ltd.	54,000	433,875
Kowloon Development Co. Ltd.	60,000	155,436
Lai Sun Development Co. Ltd.(b)	904,800	26,225
Link REIT (The)	228,000	493,580
Miramar Hotel & Investment Co. Ltd.	72,000	126,873
Neo-China Land Group (Holdings) Ltd.	61,000	53,745
New World China Land Ltd.(b)	120,000	107,728
Shui On Land Ltd.	210,000	245,082
Shun Tak Holdings Ltd.	96,000	150,943
Sino Land Co. Ltd.	192,000	682,074
SRE Group Ltd.	168,000	42,660
Sun Hung Kai Properties Ltd.	144,000	3,058,250
Tian An China Investments Co. Ltd.(c)	149,200	209,715
Tomson Group Ltd.(a)	60,000	23,085
Wheelock and Co. Ltd.	84,000	258,548
Wheelock Properties Ltd.	120,000	133,121

		12,897,505
ITALY—0.57%
Beni Stabili SpA	94,452	102,673
Immobiliare Grande Distribuzione SpA	24,522	72,960
Immobiliare Lombarda SpA(a)	122,196	22,636
Pirelli & C. Real Estate SpA	2,736	100,524
Risanamento SpA(a)	6,684	36,109

		334,902
JAPAN—20.47%
AEON Mall Co. Ltd.	9,600	253,502
DA Office Investment Corp.	24	155,539
Daibiru Corp.	9,600	103,291
Frontier Real Estate Investment Corp.	24	175,518
Fukuoka REIT Corp.	12	81,636
Global One Real Estate Investment Corp.	12	147,160
Hankyu REIT Inc.	12	83,140
Heiwa Real Estate Co. Ltd.	18,000	114,398
Japan Excellent Inc.	24	192,919
Japan Logistics Fund Inc.	24	173,585
Japan Prime Realty Investment Corp.	48	193,349
Japan Real Estate Investment Corp.	36	451,148
Japan Retail Fund Investment Corp.	36	256,832
Kenedix Realty Investment Corp.	24	160,265
Leopalace21 Corp.	13,200	355,655
MID REIT Inc.	24	112,357
Mitsubishi Estate Co. Ltd.	120,000	2,894,866
Mitsui Fudosan Co. Ltd.	84,000	1,827,149
MORI TRUST Sogo Reit Inc.	12	128,899
New City Residence Investment Corp.	36	147,912
Nippon Accommodations Fund Inc.	12	62,624
Nippon Building Fund Inc.	36	505,930

Nippon Commercial Investment Corp.	36	160,802
Nippon Residential Investment Corp.	24	108,276
Nomura Real Estate Holdings Inc.	4,800	116,009
Nomura Real Estate Office Fund Inc.	24	227,722
NTT Urban Development Corp.	108	174,981
ORIX JREIT Inc.	24	157,902
Pacific Management Corp.	48	47,263
Premier Investment Co.	24	147,160
re-plus residential investment inc.	12	39,637
Shoei Co. Ltd.	7,200	97,512
Sumitomo Realty & Development Co. Ltd.	37,000	915,768
SURUGA CORP.	3,600	60,228
TOC Co. Ltd.	6,000	45,652
Tokyo Tatemono Co. Ltd.	24,000	227,293
Tokyu Land Corp.	48,000	413,337
TOKYU REIT Inc.	24	225,574
Top REIT Inc.	24	113,861
United Urban Investment Corp.	24	161,554

		12,018,205
NETHERLANDS—2.04%
Corio NV	4,680	379,069
Eurocommercial Properties NV	2,664	137,490
Nieuwe Steen Investments NV	3,819	98,550
Plaza Centers NV(a)	7,502	34,347
VastNed Offices/Industrial NV	3,660	121,845
VastNed Retail NV	2,112	202,872
Wereldhave NV	2,016	220,237

		1,194,410
NEW ZEALAND—0.32%
Kiwi Income Property Trust(b)	183,852	189,588

		189,588
NORWAY—0.21%
Norwegian Property ASA	10,224	125,214

		125,214
SINGAPORE—6.10%
Allco Commercial REIT	36,000	22,384
Allgreen Properties Ltd.	108,000	111,793
Ascendas India Trust	36,000	32,012
Ascendas Real Estate Investment Trust	96,000	164,063
Ascott Group Ltd. (The)	108,000	91,535
Cambridge Industrial Trust(b)	60,000	29,595
CapitaCommercial Trust	84,000	142,388
CapitaLand Ltd.	180,000	784,049
CapitaMall Trust Management Ltd.	96,000	230,755
CDL Hospitality Trusts	60,000	97,954
City Developments Ltd.	60,000	591,893
GuocoLand Ltd.(b)	24,000	94,203
Hong Fok Corp. Ltd.	25,400	22,763
Keppel Land Ltd.(b)	36,000	182,069
Macquarie MEAG Prime REIT	108,000	82,532
Mapletree Logistics Trust	144,000	109,042
SC Global Developments Ltd.	24,000	40,349
Singapore Land Ltd.	24,000	133,384
Suntec REIT	132,000	156,810
United Industrial Corp. Ltd.	72,000	137,553
UOL Group Ltd.	48,000	150,724
Wheelock Properties (Singapore) Ltd.	36,000	53,520

Wing Tai Holdings Ltd.	63,000	118,170

		3,579,540
SPAIN—1.17%
Inmobiliaria Colonial SA(a)(b)	76,200	209,447
Metrovacesa SA	3,120	372,454
Realia Business SA	10,920	103,776

		685,677
SWEDEN—1.37%
Castellum AB	20,172	209,891
Fabege AB	17,604	180,447
Hufvudstaden AB Class A	11,436	109,703
Kungsleden AB	16,068	178,997
Lennart Wallenstam Byggnads AB Class B	5,736	106,942
Wihlborgs Fastigheter AB	972	17,408

		803,388
SWITZERLAND—1.02%
Allreal Holding AG Registered	1,104	127,255
Mobimo Holding AG Registered(a)	792	127,319
PSP Swiss Property AG Registered(a)	4,488	226,749
Swiss Prime Site AG Registered(a)	2,268	115,188

		596,511
UNITED KINGDOM—9.90%
A&J Mucklow Group PLC	2,292	15,512
Big Yellow Group PLC	12,216	106,509
British Land Co. PLC	54,372	1,022,801
Brixton PLC	27,180	159,473
Capital & Regional PLC	7,764	61,550
CLS Holdings PLC(a)	2,496	16,148
Daejan Holdings PLC	240	14,332
Derwent London PLC	8,568	241,164
Development Securities PLC	10,152	100,032
Grainger PLC	12,144	84,125
Great Portland Estates PLC	17,280	161,669
Hammerson PLC	29,784	607,702
Helical Bar PLC	13,632	86,835
Land Securities Group PLC	49,032	1,469,903
Liberty International PLC	28,728	615,893
Local Shopping REIT PLC (The)	13,788	28,956
Marylebone Warwick Balfour Group PLC(a)	5,448	26,353
Primary Health Properties PLC	2,328	15,744
Quintain Estates and Development PLC	4,392	45,025
Safestore Holdings Ltd.	14,484	50,167
SEGRO PLC	45,396	424,717
Shaftesbury PLC	14,148	141,378
St. Modwen Properties PLC	10,104	80,251
Town Centre Securities PLC	2,316	15,191
UNITE Group PLC	16,608	117,363
Workspace Group PLC	18,516	100,254

		5,809,047

TOTAL COMMON STOCKS
(Cost: $60,604,929)		58,385,984

Security	Shares	Value

WARRANTS—0.00%

HONG KONG—0.00%
Tian An China Investment Co. Ltd.(expires 1/2/10)	19,200	2,364

		2,364

TOTAL WARRANTS
(Cost: $14,766)		2,364

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.91%

MONEY MARKET FUNDS—2.91%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(d)(e)	679,455	679,455
BGI Cash Premier Fund LLC
4.90%(d)(e)(f)	1,028,889	1,028,889

		1,708,344

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,708,344)		1,708,344

TOTAL INVESTMENTS IN SECURITIES—102.37%
(Cost: $62,328,039)		60,096,692
Other Assets, Less Liabilities—(2.37)%		(1,392,851)

NET ASSETS—100.00%		$58,703,841

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares Nasdaq Biotechnology, iShares Russell 1000, iShares Russell 1000 Growth, iShares Russell 1000 Value, iShares Russell 2000, iShares Russell 2000 Growth, iShares Russell 2000 Value, iShares Russell 3000, iShares Russell 3000 Growth, iShares Russell 3000 Value, iShares Russell Microcap, iShares Russell Midcap, iShares Russell Midcap Growth, iShares Russell Midcap Value, iShares S&P 100, iShares S&P 1500, iShares S&P 500, iShares S&P 500 Growth, iShares S&P 500 Value, iShares S&P Asia 50, iShares S&P Europe 350, iShares S&P Global 100, iShares S&P Global Consumer Discretionary Sector, iShares S&P Global Consumer Staples Sector, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Industrials Sector, iShares S&P Global Infrastructure, iShares S&P Global Materials Sector, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Global Utilities Sector, iShares S&P Latin America 40, iShares S&P MidCap 400, iShares S&P MidCap 400 Growth, iShares S&P MidCap 400 Value, iShares S&P SmallCap 600, iShares S&P SmallCap 600 Growth, iShares S&P SmallCap 600 Value, iShares S&P/TOPIX 150, iShares S&P U.S. Preferred Stock and iShares S&P World ex-U.S. Property Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares S&P Asia 50 and iShares S&P Global Infrastructure Index Funds commenced operations on November 13, 2007 and December 10, 2007 respectively.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of December 31, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Nasdaq Biotechnology	$2,133,550,308	$15,902,540	$(438,503,671)	$(422,601,131)
Russell 1000	3,844,298,852	314,402,486	(340,024,414)	(25,621,928)
Russell 1000 Growth	14,696,885,371	1,888,646,984	(657,915,822)	1,230,731,162
Russell 1000 Value	10,720,109,367	920,625,878	(989,650,276)	(69,024,398)
Russell 2000	13,585,866,106	26,833,147	(2,023,872,127)	(1,997,038,980)
Russell 2000 Growth	4,368,951,556	122,696,800	(594,128,046)	(471,431,246)
Russell 2000 Value	5,184,725,743	76,901,489	(902,911,738)	(826,010,249)
Russell 3000	3,042,556,788	269,851,939	(325,125,934)	(55,273,995)
Russell 3000 Growth	410,845,482	47,679,700	(19,989,571)	27,690,129
Russell 3000 Value	745,730,588	50,524,966	(79,286,031)	(28,761,065)
Russell Microcap	386,510,393	9,428,266	(68,171,257)	(58,742,991)
Russell Midcap	3,846,351,188	560,222,643	(320,159,345)	240,063,298
Russell Midcap Growth	3,143,476,035	430,245,600	(212,332,892)	217,912,708
Russell Midcap Value	3,440,551,346	189,083,210	(461,459,917)	(272,376,707)
S&P 100	5,027,644,873	219,514,912	(336,493,556)	(116,978,644)
S&P 1500	227,682,349	21,561,061	(19,273,087)	2,287,974
S&P 500	18,897,006,548	1,293,148,249	(1,748,872,816)	(455,724,567)
S&P 500 Growth	6,012,261,155	832,418,658	(183,707,356)	648,711,302
S&P 500 Value	4,400,433,263	392,649,470	(285,799,419)	106,850,051
S&P Asia 50	14,275,635	324,124	(206,134)	117,990
S&P Europe 350	2,136,898,733	844,624,499	(16,651,367)	827,973,132
S&P Global 100	837,499,772	178,796,760	(25,941,510)	152,855,250
S&P Global Consumer Discretionary Sector	26,669,385	3,134,315	(1,908,142)	1,226,173
S&P Global Consumer Staples Sector	167,702,543	9,142,821	(1,019,460)	8,123,361
S&P Global Energy Sector	810,269,324	267,446,018	(1,830,609)	265,615,409
S&P Global Financials Sector	242,824,623	29,174,867	(22,473,348)	6,701,519
S&P Global Healthcare Sector	686,108,486	69,128,338	(35,954,052)	33,174,286
S&P Global Industrials Sector	224,255,968	7,964,009	(11,111,529)	(3,147,520)
S&P Global Infrastructure	4,989,661	42,553	(148,685)	(106,132)
S&P Global Materials Sector	398,355,149	45,099,995	(16,474,900)	28,625,095
S&P Global Technology Sector	444,264,232	49,994,101	(24,191,655)	25,802,446
S&P Global Telecommunications Sector	495,808,622	90,754,042	(7,056,864)	83,697,178
S&P Global Utilities Sector	170,882,727	11,624,666	(1,407,046)	10,217,620
S&P Latin America 40	2,416,568,529	783,165,385	(48,537,935)	734,627,450
S&P MidCap 400	4,991,255,352	672,829,044	(385,874,097)	286,954,947
S&P MidCap 400 Growth	2,379,756,151	282,588,874	(141,403,109)	141,185,765
S&P MidCap 400 Value	2,481,060,484	199,834,159	(207,402,921)	(7,568,762)
S&P SmallCap 600	5,621,988,915	166,687,297	(933,246,562)	(766,559,265)
S&P SmallCap 600 Growth	1,583,480,171	152,925,437	(111,733,088)	41,192,349
S&P SmallCap 600 Value	1,771,354,003	116,642,014	(239,046,318)	(122,404,304)
S&P/TOPIX 150	243,270,270	30,676,943	(23,019,468)	7,657,475
S&P U.S. Preferred Stock	79,910,053	413,369	(10,446,437)	(10,033,068)
S&P World ex-U.S. Property	62,347,592	1,614,407	(3,865,307)	(2,250,900)

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 3 for additional information regarding the Premier Fund.

The following table provides information about the direct investment by certain Funds (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities for the three quarters ended December 31, 2007.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
S&P Europe 350 Barclays PLC	1,886	826	657	2,055	$20,619,400	$462,732	$(655,169)
S&P Global 100 Barclays PLC	500	218	32	686	6,885,510	136,617	(153,382)
S&P Global Financials Sector Barclays PLC	296	5	54	248	2,483,456	61,241	155,737
S&P U.S. Preferred Stock Barclays Bank PLC	18	47	4	61	1,329,264	46,209	—

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the nine months ended December 31, 2007, certain Funds received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and/or in the Premier Fund. Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investments, have remaining maturities of 397 calendar days or less from the date of acquisition.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: February 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: February 22, 2008

By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: February 22, 2008